Brighthouse Funds Trust II

Schedule of Investments
September 30, 2022

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2022

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-51

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-55

Brighthouse Asset Allocation 20 Portfolio	BHFTII-58

Brighthouse Asset Allocation 40 Portfolio	BHFTII-59

Brighthouse Asset Allocation 60 Portfolio	BHFTII-60

Brighthouse Asset Allocation 80 Portfolio	BHFTII-61

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-62

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-66

Brighthouse/Wellington Balanced Portfolio	BHFTII-105

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-130

Frontier Mid Cap Growth Portfolio	BHFTII-133

Jennison Growth Portfolio	BHFTII-138

Loomis Sayles Small Cap Core Portfolio	BHFTII-142

Loomis Sayles Small Cap Growth Portfolio	BHFTII-147

MetLife Aggregate Bond Index Portfolio	BHFTII-151

MetLife Mid Cap Stock index Portfolio	BHFTII-170

MetLife MSCI EAFE® Index Portfolio	BHFTII-178

MetLife Russell 2000® Index Portfolio	BHFTII-189

MetLife Stock Index Portfolio	BHFTII-210

MFS® Total Return Portfolio	BHFTII-220

MFS® Value Portfolio	BHFTII-234

Neuberger Berman Genesis Portfolio	BHFTII-238

T. Rowe Price Large Cap Growth Portfolio	BHFTII-241

T. Rowe Price Small Cap Growth Portfolio	BHFTII-247

VanEck Global Natural Resources Portfolio	BHFTII-254

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-258

Western Asset Management U.S. Government Portfolio	BHFTII-281

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Argentina—3.7%
MercadoLibre, Inc. (a)	59,265	$49,058,382

Australia—0.6%
Cochlear, Ltd.	66,940	8,271,629

Canada—4.2%
Constellation Software, Inc.	12,647	17,597,765
Ritchie Bros. Auctioneers, Inc.	267,763	16,729,832
Shopify, Inc. - Class A (a)	326,690	8,801,029
Topicus.com, Inc. (a)	253,886	12,207,701

		55,336,327

China—8.3%
Alibaba Group Holding, Ltd. (a)	1,172,272	11,758,937
Futu Holdings, Ltd. (ADR) (a) (b)	117,130	4,367,778
Hangzhou Tigermed Consulting Co., Ltd. - Class H	624,700	5,038,394
Meituan - Class B (a)	883,500	18,517,348
Ping An Healthcare and Technology Co., Ltd. (a) (b)	2,265,300	4,257,206
Ping An Insurance Group Co. of China, Ltd. - Class H	3,241,500	16,117,742
Prosus NV (a)	181,665	9,467,275
Tencent Holdings, Ltd.	766,600	25,889,614
Tencent Music Entertainment Group (ADR) (a)	2,045,491	8,304,693
Wuxi Biologics Cayman, Inc. (a)	777,500	4,658,349

		108,377,336

Denmark—4.0%
Ambu A/S - Class B (b)	485,959	4,199,406
Chr Hansen Holding A/S	218,026	10,687,425
DSV A/S	158,994	18,428,379
Novozymes A/S - B Shares	388,888	19,396,475

		52,711,685

Finland—1.2%
Kone Oyj - Class B	416,329	16,032,249

France—7.5%
Danone S.A.	454,315	21,405,907
Dassault Systemes SE	642,368	22,080,559
Edenred	508,560	23,375,036
Kering S.A.	29,210	12,917,209
Nexans S.A.	100,686	8,914,972
Sartorius Stedim Biotech	31,102	9,507,655

		98,201,338

Germany—8.4%
BioNTech SE (ADR)	58,150	7,843,272
Deutsche Boerse AG	177,503	29,223,565
Rational AG	37,084	18,112,589
SAP SE	340,547	28,072,926
Scout24 SE	536,281	27,175,203

		110,427,555

Hong Kong—4.5%
AIA Group, Ltd.	5,133,200	42,618,684
Hong Kong Exchanges & Clearing, Ltd.	481,800	16,358,612

		58,977,296

India—3.7%
Housing Development Finance Corp., Ltd.	1,279,942	35,655,448
ICICI Lombard General Insurance Co., Ltd.	905,011	12,725,066

		48,380,514

Ireland—5.4%
CRH plc	776,759	25,047,723
Kingspan Group plc	439,504	19,636,886
Ryanair Holdings plc (ADR) (a)	457,931	26,752,329

		71,436,938

Italy—1.4%
FinecoBank Banca Fineco S.p.A.	1,498,346	18,416,305

Japan—14.9%
Denso Corp. (b)	443,100	20,224,831
FANUC Corp.	146,500	20,266,499
Japan Exchange Group, Inc.	1,076,900	14,557,502
Keyence Corp.	40,800	13,545,721
MonotaRO Co., Ltd.	1,240,800	18,755,268
Nidec Corp.	328,100	18,482,539
Nintendo Co., Ltd.	380,000	15,387,214
Shimano, Inc.	108,700	17,131,325
Shiseido Co., Ltd.	498,700	17,455,914
SMC Corp.	42,300	17,064,784
Sony Group Corp.	344,400	22,166,382

		195,037,979

Netherlands—5.2%
Adyen NV (a)	12,828	15,958,652
ASML Holding NV	53,807	22,318,675
IMCD NV	238,041	28,250,442
Just Eat Takeaway (a)	114,249	1,764,622

		68,292,391

Norway—0.8%
Aker Carbon Capture ASA (a)	7,756,327	9,897,966

Panama—0.9%
Copa Holdings S.A. - Class A (a)	182,404	12,222,892

Russia—0.0%
Magnit PJSC (GDR) (c) (d)	124,832	0
MMC Norilsk Nickel PJSC (c) (d)	39,210	0
MMC Norilsk Nickel PJSC (ADR) (c) (d)	7	0

		0

South Africa—1.1%
Discovery, Ltd. (a)	2,603,613	15,033,780

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

South Korea—3.2%
Coupang, Inc. (a)	834,732	$13,914,982
Samsung Electronics Co., Ltd.	753,766	27,695,873

		41,610,855

Spain—1.5%
Amadeus IT Group S.A. (a)	427,386	19,783,250

Sweden—3.5%
Atlas Copco AB - B Shares	3,141,987	25,996,714
Epiroc AB - B Shares	1,529,561	19,238,092

		45,234,806

Switzerland—6.0%
Cie Financiere Richemont S.A. - Class A	240,676	22,583,423
Kuehne & Nagel International AG	52,083	10,553,298
Nestle S.A.	311,980	33,781,075
Temenos AG	120,829	8,136,014
Wizz Air Holdings plc (a)	221,452	3,894,786

		78,948,596

Taiwan—3.7%
Sea, Ltd. (ADR) (a)	117,904	6,608,519
Taiwan Semiconductor Manufacturing Co., Ltd.	3,144,000	41,325,633

		47,934,152

United Kingdom—4.1%
Experian plc	680,586	19,952,885
Oxford Nanopore Technologies plc (a)	2,290,219	6,465,219
Rio Tinto plc	493,658	26,738,254

		53,156,358

United States—0.7%
Spotify Technology S.A. (a)	103,711	8,950,259

Total Common Stocks (Cost $1,477,232,628)		1,291,730,838

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $16,710,446; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $17,043,166.	16,708,915	16,708,915

Total Short-Term Investments (Cost $16,708,915)		16,708,915

Securities Lending Reinvestments (e)—0.9%

Security Description	Principal Amount*	Value

Repurchase Agreements—0.4%
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $1,000,246; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $1,020,251.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $887,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $904,587.	886,850	886,850
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $900,537; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $920,296.	900,000	900,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $200,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $204,136.	200,000	200,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,000,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $100,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $400,247; collateralized by various Common Stock with an aggregate market value of $444,980.	400,000	400,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,100,289.	1,000,000	1,000,000

		5,486,850

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (f)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (f)	2,500,000	2,500,000

		7,000,000

Total Securities Lending Reinvestments (Cost $12,486,850)		12,486,850

Total Investments—100.7% (Cost $1,506,428,393)		1,320,926,603
Other assets and liabilities (net)—(0.7)%		(9,032,828)

Net Assets—100.0%		$1,311,893,775

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $17,781,325 and the collateral received consisted of cash in the amount of $12,486,850 and non-cash collateral with a value of $5,998,708. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Machinery	8.9
Internet & Direct Marketing Retail	8.0
Software	6.7
Insurance	6.6
IT Services	5.2
Capital Markets	4.9
Semiconductors & Semiconductor Equipment	4.8
Food Products	4.2
Interactive Media & Services	4.0
Trading Companies & Distributors	3.6

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$49,058,382	$—	$—	$49,058,382
Australia	—	8,271,629	—	8,271,629
Canada	55,336,327	—	—	55,336,327
China	12,672,471	95,704,865	—	108,377,336
Denmark	—	52,711,685	—	52,711,685
Finland	—	16,032,249	—	16,032,249
France	—	98,201,338	—	98,201,338
Germany	7,843,272	102,584,283	—	110,427,555
Hong Kong	—	58,977,296	—	58,977,296
India	—	48,380,514	—	48,380,514
Ireland	26,752,329	44,684,609	—	71,436,938
Italy	—	18,416,305	—	18,416,305
Japan	—	195,037,979	—	195,037,979
Netherlands	—	68,292,391	—	68,292,391
Norway	—	9,897,966	—	9,897,966
Panama	12,222,892	—	—	12,222,892
Russia	—	—	0	0
South Africa	—	15,033,780	—	15,033,780
South Korea	13,914,982	27,695,873	—	41,610,855
Spain	—	19,783,250	—	19,783,250
Sweden	—	45,234,806	—	45,234,806
Switzerland	—	78,948,596	—	78,948,596
Taiwan	6,608,519	41,325,633	—	47,934,152
United Kingdom	—	53,156,358	—	53,156,358
United States	8,950,259	—	—	8,950,259
Total Common Stocks	193,359,433	1,098,371,405	0	1,291,730,838
Total Short-Term Investment*	—	16,708,915	—	16,708,915
Securities Lending Reinvestments
Repurchase Agreements	—	5,486,850	—	5,486,850
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	5,486,850	—	12,486,850
Total Investments	$200,359,433	$1,120,567,170	$0	$1,320,926,603

Collateral for Securities Loaned (Liability)	$—	$(12,486,850)	$—	$(12,486,850)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, transfers into Level 3 in the amount of $21,833,902 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—46.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.1%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	96,042	$86,011
2.000%, 11/01/31	1,217,668	1,090,104
2.000%, 12/01/31	131,429	117,699
2.000%, 03/01/32	876,182	784,645
2.000%, 03/01/37	1,081,959	954,531
2.500%, 09/01/27	87,548	83,897
2.500%, 02/01/28	11,203	10,695
2.500%, 04/01/28	30,818	29,421
2.500%, 08/01/28	88,684	84,392
2.500%, 01/01/30	478,785	442,250
2.500%, 02/01/30	51,694	48,709
2.500%, 03/01/30	93,034	86,334
2.500%, 07/01/30	342,361	317,407
2.500%, 08/01/30	1,053,389	979,552
2.500%, 09/01/30	630,799	585,317
2.500%, 11/01/30	1,181,726	1,096,539
2.500%, 03/01/31	55,872	53,336
2.500%, 06/01/31	357,054	331,295
2.500%, 07/01/31	203,216	188,555
2.500%, 08/01/31	27,473	25,432
2.500%, 10/01/31	1,723,710	1,599,326
2.500%, 11/01/31	1,094,374	1,015,388
2.500%, 02/01/32	51,071	47,385
2.500%, 03/01/32	192,076	177,382
2.500%, 08/01/32	1,190,613	1,104,673
2.500%, 02/01/33	2,114,915	1,962,425
3.000%, 04/01/28	63,026	60,754
3.000%, 05/01/28	74,633	71,782
3.000%, 10/01/28	155,491	149,434
3.000%, 11/01/28	1,102,967	1,060,726
3.000%, 12/01/28	295,868	284,295
3.000%, 01/01/29	123,468	118,332
3.000%, 04/01/29	538,830	507,721
3.000%, 05/01/29	748,072	699,057
3.000%, 08/01/29	691,851	656,876
3.000%, 10/01/29	202,818	192,548
3.000%, 03/01/30	424,679	403,160
3.000%, 04/01/30	346,748	327,478
3.000%, 05/01/30	579,210	547,971
3.000%, 07/01/30	416,504	393,213
3.000%, 08/01/30	1,830,827	1,728,822
3.000%, 09/01/30	494,904	467,406
3.000%, 08/01/31	1,765,805	1,663,187
3.000%, 09/01/31	220,691	208,388
3.000%, 03/01/32	379,612	358,462
3.500%, 08/01/28	140,543	133,124
3.500%, 10/01/28	1,133,159	1,079,182
3.500%, 11/01/28	1,149,451	1,093,074
3.500%, 02/01/29	1,390,150	1,321,802
3.500%, 04/01/29	271,988	257,548
3.500%, 05/01/29	1,011,283	958,777
3.500%, 07/01/29	351,423	333,074
3.500%, 09/01/29	77,983	74,028
3.500%, 08/01/30	297,794	283,292
3.500%, 11/01/32	115,764	109,822

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 01/01/33	70,331	66,723
4.000%, 10/01/33	2,703,702	2,624,959
4.500%, 02/01/25	44,158	43,437
4.500%, 04/01/25	12,066	11,869
4.500%, 07/01/25	31,194	30,681
4.500%, 06/01/26	280,228	275,680
Fannie Mae 20 Yr. Pool
1.500%, 11/01/41	20,446,852	16,364,688
1.500%, 12/01/41	10,440,995	8,320,584
2.000%, 12/01/41	1,489,108	1,246,425
2.000%, 02/01/42	759,202	634,522
2.000%, 03/01/42	7,295,182	6,097,107
2.000%, 04/01/42	1,125,118	940,521
3.000%, 10/01/36	49,613	45,713
3.000%, 11/01/36	563,748	519,395
3.000%, 12/01/36	905,110	829,990
Fannie Mae 30 Yr. Pool
1.500%, 10/01/50	2,477,277	1,906,705
1.500%, 11/01/50	2,149,495	1,654,210
1.500%, 03/01/51	2,863,902	2,202,484
2.000%, 09/01/50	1,706,883	1,392,015
2.000%, 10/01/50	2,178,067	1,776,121
2.000%, 11/01/50	415,721	338,668
2.000%, 12/01/50	2,320,957	1,893,357
2.000%, 02/01/51	1,758,753	1,432,711
2.000%, 03/01/51	1,787,090	1,457,747
2.000%, 04/01/51	3,447,142	2,811,523
2.000%, 08/01/51	12,944,529	10,525,704
2.000%, 11/01/51	22,388,742	18,195,518
2.000%, 12/01/51	9,726,666	7,905,359
2.000%, 01/01/52	7,928,581	6,458,434
2.000%, 02/01/52	23,287,083	18,924,850
2.000%, 03/01/52	5,041,138	4,102,230
2.500%, 07/01/50	9,714,476	8,237,867
2.500%, 08/01/50	7,066,569	5,984,075
2.500%, 11/01/50	2,459,557	2,102,487
2.500%, 01/01/51	475,047	402,043
2.500%, 09/01/51	5,893,501	4,989,677
2.500%, 11/01/51	1,183,537	1,008,078
2.500%, 01/01/52	26,367,250	22,349,717
2.500%, 02/01/52	6,623,304	5,611,237
3.000%, 03/01/43	4,644,714	4,153,960
3.000%, 04/01/43	2,671,792	2,389,851
3.000%, 05/01/43	1,415,212	1,264,863
3.000%, 06/01/43	46,564	41,642
3.000%, 06/01/46	28,698	25,561
3.000%, 08/01/46	37,412	33,310
3.000%, 11/01/46	1,563,525	1,390,363
3.000%, 02/01/47	384,243	341,563
3.000%, 03/01/47	1,595,129	1,415,716
3.000%, 03/01/50	566,620	501,101
3.000%, 08/01/50	2,201,251	1,933,167
3.000%, 11/01/51	2,700,180	2,362,499
3.000%, 12/01/51	1,196,692	1,050,704
3.000%, 04/01/52	386,836	339,809

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/52	612,290	$536,193
3.500%, 01/01/42	237,559	218,642
3.500%, 04/01/42	158,464	145,347
3.500%, 05/01/42	19,721	18,080
3.500%, 06/01/42	40,966	37,593
3.500%, 07/01/42	49,107	45,112
3.500%, 02/01/45	1,630,194	1,497,546
3.500%, 05/01/47	779,593	714,607
3.500%, 11/01/47	513,552	468,198
3.500%, 12/01/47	514,331	469,023
3.500%, 01/01/48	1,538,549	1,409,690
3.500%, 02/01/48	237,914	217,127
3.500%, 03/01/48	1,313,715	1,200,818
3.500%, 04/01/48	912,164	841,578
3.500%, 06/01/49	8,725,187	7,980,679
3.500%, 01/01/51	20,896,787	19,044,230
4.000%, 08/01/33	365,949	348,974
4.000%, 01/01/42	471,460	449,371
4.000%, 02/01/42	761,385	725,720
4.000%, 05/01/42	179,021	170,653
4.000%, 11/01/46	169,714	160,152
4.000%, 06/01/47	527,330	501,522
4.000%, 08/01/47	340,352	322,505
4.000%, 09/01/47	29,754	28,149
4.000%, 10/01/47	236,516	223,609
4.000%, 01/01/48	234,461	221,643
4.000%, 04/01/48	53,510	50,705
4.000%, 05/01/48	60,307	57,123
4.000%, 06/01/48	43,823	41,495
4.000%, 07/01/48	44,121	41,597
4.000%, 08/01/48	646,531	608,872
4.000%, 09/01/48	291,651	275,383
4.000%, 10/01/48	128,332	121,338
4.000%, 09/01/49	1,181,241	1,117,125
4.000%, 03/01/50	527,034	493,456
4.000%, 04/01/50	288,243	270,558
4.000%, 05/01/50	487,451	460,604
4.000%, 06/01/50	647,971	607,150
4.000%, 11/01/50	54,051	50,698
4.000%, 01/01/51	3,634,925	3,420,951
4.000%, 03/01/51	2,838,363	2,667,286
4.000%, 05/01/51	6,297,151	5,899,025
4.000%, 10/01/51	6,603,388	6,196,324
4.500%, 08/01/39	388,703	380,036
4.500%, 11/01/39	328,115	321,495
4.500%, 01/01/40	15,845	15,523
4.500%, 04/01/40	31,606	30,917
4.500%, 05/01/40	71,547	70,098
4.500%, 06/01/40	68,268	66,884
4.500%, 07/01/40	147,856	144,863
4.500%, 11/01/40	288,621	282,775
4.500%, 07/01/41	66,270	64,927
4.500%, 09/01/41	289,529	283,647
4.500%, 10/01/41	77,647	76,068
4.500%, 01/01/42	62,453	61,190

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 08/01/42	370,908	363,400
4.500%, 09/01/43	352,976	345,806
4.500%, 10/01/43	624,736	611,830
4.500%, 11/01/43	1,503,425	1,463,269
4.500%, 12/01/43	635,203	622,344
4.500%, 01/01/44	530,504	520,243
4.500%, 06/01/44	2,108,309	2,065,456
4.500%, 07/01/45	625,067	612,389
4.500%, 09/01/45	306,043	299,832
4.500%, 11/01/45	1,051,207	1,029,556
4.500%, 12/01/45	421,482	412,941
4.500%, 07/01/46	2,012,401	1,971,548
4.500%, 09/01/46	346,450	337,354
4.500%, 09/01/47	33,794	32,650
4.500%, 10/01/47	247,019	239,090
4.500%, 11/01/47	1,263,095	1,223,770
4.500%, 12/01/47	42,147	40,817
4.500%, 01/01/48	1,214,524	1,178,738
4.500%, 02/01/48	69,292	67,124
4.500%, 03/01/48	100,902	97,580
4.500%, 04/01/48	671,825	657,350
4.500%, 05/01/48	5,705,502	5,563,295
4.500%, 07/01/48	114,494	111,386
4.500%, 08/01/48	1,222,468	1,192,565
4.500%, 11/01/48	760,923	737,253
4.500%, 02/01/49	6,552,853	6,444,015
4.500%, 05/01/49	5,994,736	5,895,184
5.000%, 11/01/32	2,034	2,002
5.000%, 09/01/35	87,378	87,388
5.000%, 06/01/39	3,685,675	3,691,200
5.000%, 04/01/41	5,204	5,074
5.000%, 07/01/41	105,758	105,771
5.000%, 08/01/41	118,894	119,833
5.000%, 01/01/42	45,936	44,797
5.500%, 11/01/32	391,422	400,368
5.500%, 12/01/32	70,306	71,901
5.500%, 01/01/33	239,635	244,484
5.500%, 12/01/33	93,914	96,198
5.500%, 05/01/34	791,432	814,765
5.500%, 08/01/37	816,785	841,329
5.500%, 02/01/38	144,300	148,510
5.500%, 03/01/38	80,787	83,451
5.500%, 06/01/38	45,094	44,867
5.500%, 12/01/38	79,874	79,511
5.500%, 01/01/39	136,093	140,577
5.500%, 08/01/39	97,333	98,065
5.500%, 12/01/39	196,360	202,137
5.500%, 04/01/40	17,974	18,362
5.500%, 04/01/41	103,513	104,027
6.000%, 02/01/34	94,221	97,342
6.000%, 08/01/34	68,748	72,245
6.000%, 04/01/35	1,097,835	1,153,317
6.000%, 06/01/36	146,876	154,167
6.000%, 02/01/38	181,853	190,066
6.000%, 03/01/38	77,938	81,888

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 05/01/38	218,482	$229,822
6.000%, 10/01/38	253,204	265,317
6.000%, 12/01/38	91,616	96,296
6.000%, 04/01/40	833,761	876,697
6.000%, 09/01/40	86,062	90,810
6.000%, 06/01/41	205,491	215,905
6.500%, 05/01/40	1,216,386	1,277,068
Fannie Mae Pool
4.000%, 01/01/41	103,195	97,674
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	5,162	5,147
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	26,137	25,176
2.500%, 10/01/28	138,589	131,950
2.500%, 08/01/29	360,354	333,750
2.500%, 12/01/29	134,650	124,518
2.500%, 05/01/30	410,581	381,464
2.500%, 07/01/30	264,160	245,416
2.500%, 08/01/30	980,257	910,714
2.500%, 09/01/30	1,050,677	976,128
2.500%, 04/01/31	805,273	748,110
3.000%, 01/01/30	281,135	266,437
3.000%, 04/01/30	1,749,092	1,662,294
3.000%, 05/01/30	289,620	273,819
3.000%, 06/01/30	10,526	9,953
3.000%, 07/01/30	607,620	573,556
3.000%, 08/01/30	194,108	183,520
Freddie Mac 15 Yr. Pool
2.000%, 02/01/36	1,273,218	1,123,307
Freddie Mac 20 Yr. Pool
2.000%, 02/01/42	462,787	386,787
2.000%, 03/01/42	1,660,537	1,387,836
2.000%, 04/01/42	481,801	402,676
3.000%, 09/01/37	61,804	56,471
3.000%, 06/01/38	1,273,148	1,172,891
3.500%, 01/01/34	577,723	542,201
3.500%, 05/01/35	2,176,194	2,053,285
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	850,616	763,554
3.000%, 03/01/43	1,375,107	1,233,119
3.000%, 12/01/46	872,411	776,004
3.500%, 04/01/42	1,003,280	925,404
3.500%, 05/01/42	31,386	28,861
3.500%, 08/01/42	836,892	774,089
3.500%, 10/01/42	41,323	37,947
3.500%, 06/01/43	148,124	136,201
3.500%, 01/01/44	280,820	259,632
3.500%, 05/01/44	54,692	50,624
3.500%, 06/01/44	127,428	117,175
3.500%, 07/01/44	50,384	46,767
3.500%, 09/01/44	102,103	94,506
3.500%, 09/01/45	85,024	78,699
3.500%, 03/01/47	796,878	735,675
3.500%, 10/01/47	693,182	643,403
3.500%, 12/01/47	851,531	790,380

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 01/01/48	286,827	263,822
4.000%, 08/01/40	95,890	91,507
4.000%, 09/01/40	128,395	122,522
4.000%, 10/01/40	70,172	66,961
4.000%, 11/01/40	224,124	213,868
4.000%, 04/01/41	6,021	5,746
4.000%, 10/01/41	197,344	188,314
4.000%, 09/01/43	208,159	197,983
4.000%, 04/01/44	499,656	475,240
4.000%, 07/01/44	78,158	74,487
4.000%, 02/01/45	114,188	108,532
4.000%, 09/01/45	608,340	578,615
4.000%, 12/01/45	3,670,481	3,471,432
4.500%, 02/01/39	439,809	432,025
4.500%, 08/01/39	311,180	305,268
4.500%, 12/01/39	92,765	90,986
4.500%, 07/01/40	31,559	30,954
4.500%, 05/01/41	466,748	457,252
4.500%, 05/01/42	514,619	504,791
4.500%, 10/01/43	154,004	147,962
4.500%, 12/01/43	598,835	587,889
4.500%, 04/01/47	1,064,839	1,035,492
4.500%, 05/01/47	379,455	368,786
4.500%, 07/01/47	854,514	830,385
4.500%, 02/01/49	1,033,958	1,003,135
4.500%, 04/01/49	604,379	587,157
5.000%, 10/01/41	256,970	259,255
5.000%, 11/01/41	1,743,459	1,758,989
5.500%, 02/01/35	66,805	68,896
5.500%, 09/01/39	67,978	69,327
5.500%, 01/01/40	79,784	79,547
5.500%, 06/01/41	919,657	951,035
Freddie Mac 30 Yr. Pool
1.500%, 08/01/50	946,284	726,895
1.500%, 10/01/50	2,366,920	1,818,148
2.000%, 08/01/50	363,478	296,272
2.000%, 11/01/50	668,125	544,819
2.000%, 02/01/51	16,659,343	13,568,922
2.000%, 03/01/51	3,803,280	3,095,964
2.000%, 04/01/51	1,995,633	1,628,850
2.000%, 05/01/51	1,189,902	971,202
2.000%, 07/01/51	4,617,535	3,777,883
2.000%, 09/01/51	1,578,445	1,283,526
2.000%, 10/01/51	4,719,678	3,834,597
2.000%, 12/01/51	5,734,175	4,663,986
2.000%, 01/01/52	16,199,402	13,202,896
2.000%, 02/01/52	1,831,179	1,489,563
2.500%, 07/01/50	477,305	403,950
2.500%, 02/01/51	3,974,097	3,380,211
2.500%, 05/01/51	13,518,298	11,461,381
2.500%, 11/01/51	11,995,139	10,166,886
2.500%, 12/01/51	6,039,574	5,105,677
2.500%, 01/01/52	32,541,257	27,516,657
2.500%, 04/01/52	5,063,546	4,278,320
3.000%, 06/01/44	7,470,923	6,695,518

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 02/01/47	616,149	$548,598
3.000%, 08/01/50	5,159,547	4,547,719
3.000%, 09/01/50	2,369,555	2,126,217
3.000%, 07/01/51	468,300	413,534
3.000%, 10/01/51	657,255	576,571
3.000%, 02/01/52	344,967	305,630
3.000%, 03/01/52	9,802,451	8,622,641
3.000%, 08/01/52	17,477,004	15,334,501
3.500%, 09/01/44	17,518	16,242
3.500%, 03/01/46	2,780,099	2,553,606
3.500%, 09/01/46	645,467	588,993
3.500%, 01/01/48	3,864,831	3,548,558
3.500%, 06/01/48	1,103,740	1,012,028
3.500%, 08/01/50	345,155	313,592
4.000%, 01/01/45	5,659,281	5,395,812
4.000%, 07/01/47	1,315,050	1,247,956
4.000%, 04/01/48	2,877,578	2,730,996
4.000%, 06/01/48	1,281,637	1,218,211
4.000%, 05/01/49	126,999	119,955
4.000%, 03/01/50	1,759,283	1,666,781
4.000%, 06/01/50	1,452,232	1,361,631
Freddie Mac Gold Pool
3.000%, 09/01/27	160,720	151,243
3.000%, 07/01/28	92,147	86,722
Freddie Mac Multifamily Structured Pass-Through Certificates
0.942%, 05/25/29 (a) (b)	6,267,524	248,003
Freddie Mac STACR REMIC Trust (CMO)
4.931%, SOFR30A + 2.650%, 01/25/51 (144A) (a)	1,400,000	1,265,118
5.281%, SOFR30A + 3.000%, 12/25/50 (144A) (a)	610,000	563,968
5.681%, SOFR30A + 3.400%, 10/25/41 (144A) (a)	3,541,000	3,166,442
5.781%, SOFR30A + 3.500%, 10/25/33 (144A) (a)	1,148,271	1,057,400
5.931%, SOFR30A + 3.650%, 11/25/41 (144A) (a)	2,111,699	1,858,296
7.281%, SOFR30A + 5.000%, 08/25/33 (144A) (a)	648,704	502,261
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
5.681%, SOFR30A + 3.400%, 08/25/33 (144A) (a)	1,160,000	1,044,047
6.281%, SOFR30A + 4.000%, 11/25/50 (144A) (a)	410,000	373,499
7.534%, 1M LIBOR + 4.450%, 03/25/30 (a)	682,210	694,390
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (b)	25,288,024	116,393
4.375%, 08/25/50 (144A) (a)	304,000	281,373
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	499,518	448,067
3.500%, 01/15/42	137,828	128,465
3.500%, 02/15/42	79,125	73,745
3.500%, 04/15/42	169,961	158,405
3.500%, 05/15/42	205,424	191,461
3.500%, 08/15/42	215,333	200,692
3.500%, 11/15/42	108,812	101,414
3.500%, 12/15/42	560,404	522,388
3.500%, 01/15/43	160,371	148,973
3.500%, 02/15/43	344,886	321,432
3.500%, 03/15/43	248,170	231,291
3.500%, 04/15/43	816,521	761,090
3.500%, 05/15/43	1,169,944	1,090,545

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 06/15/43	336,431	313,637
3.500%, 07/15/43	1,001,577	933,484
4.000%, 03/15/41	271,556	261,229
4.000%, 12/15/41	22,749	21,749
4.500%, 02/15/42	3,215,119	3,171,340
4.500%, 03/15/47	70,776	69,498
4.500%, 04/15/47	160,653	158,044
4.500%, 05/15/47	60,922	60,338
5.000%, 12/15/38	112,857	114,230
5.000%, 07/15/39	180,497	182,682
5.000%, 10/15/39	130,523	131,657
5.000%, 09/15/40	8,621	8,678
5.000%, 12/15/40	360,685	365,047
5.500%, 04/15/33	11,323	11,862
6.500%, 04/15/33	34,086	36,187
Ginnie Mae II 30 Yr. Pool
2.000%, 08/20/50	7,672,897	6,442,273
2.000%, 11/20/50	5,190,448	4,357,576
2.000%, 01/20/51	11,463,064	9,621,800
2.000%, 02/20/51	857,330	719,549
2.000%, TBA (c)	22,248,200	18,523,397
2.500%, 04/20/51	6,723,668	5,802,904
2.500%, 10/20/51	7,868,122	6,785,365
2.500%, 12/20/51	14,883,649	12,833,537
2.500%, 05/20/52	4,043,907	3,482,004
2.500%, 07/20/52	2,938,846	2,531,604
2.500%, TBA (c)	11,725,300	10,073,546
3.000%, 12/20/44	42,232	38,017
3.000%, 09/20/47	860,958	771,552
3.000%, 03/20/49	22,855	20,448
3.000%, 05/20/50	337,820	300,719
3.000%, 01/20/51	23,963,712	21,397,098
3.000%, TBA (c)	27,158,470	23,994,323
3.500%, 04/20/43	780,689	723,992
3.500%, 05/20/43	426,476	396,931
3.500%, 07/20/43	33,012	30,596
3.500%, 02/20/44	846,951	784,415
3.500%, 03/20/45	30,031	27,812
3.500%, 04/20/45	44,721	41,495
3.500%, 05/20/45	183,584	170,161
3.500%, 07/20/45	32,946	30,470
3.500%, 08/20/45	44,344	41,078
3.500%, 10/20/45	84,107	77,803
3.500%, 11/20/45	30,936	28,550
3.500%, 12/20/45	466,173	429,706
3.500%, 01/20/46	93,582	86,669
3.500%, 05/20/46	389,256	359,935
3.500%, 09/20/46	147,748	136,517
3.500%, 10/20/46	882,788	808,734
3.500%, 03/20/48	36,351	33,484
3.500%, 04/20/48	14,763	13,594
3.500%, TBA (c)	24,631,496	22,390,354
4.000%, 04/20/39	17,079	16,312
4.000%, 07/20/39	119,022	113,675
4.000%, 09/20/40	30,832	29,446

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/40	359,129	$342,982
4.000%, 11/20/40	200,522	191,508
4.000%, 12/20/40	759,227	725,084
4.000%, 01/20/41	678,010	644,969
4.000%, 02/20/41	12,114	11,569
4.000%, 07/20/43	70,400	67,205
4.000%, 08/20/44	277,999	264,660
4.000%, 10/20/46	50,574	47,832
4.000%, 05/20/47	180,562	171,378
4.000%, 06/20/47	468,079	444,274
4.000%, 11/20/47	534,241	507,095
4.000%, 12/20/47	261,692	248,398
4.000%, 05/20/50	533,535	505,181
4.000%, TBA (c)	21,060,500	19,665,591
4.500%, 12/20/39	27,495	27,169
4.500%, 01/20/40	33,598	33,199
4.500%, 02/20/40	27,525	27,199
4.500%, 05/20/40	1,736	1,716
4.500%, 09/20/48	297,690	288,878
4.500%, 03/20/49	1,114,926	1,078,005
4.500%, 04/20/49	238,230	230,567
4.500%, 05/20/49	939,855	909,583
4.500%, 04/20/50	27,108	26,282
4.500%, TBA (c)	2,805,000	2,683,474
5.000%, 10/20/33	346,657	345,547
5.000%, 10/20/39	101,182	102,754
5.000%, 07/20/42	142,497	144,906
5.000%, TBA (c)	2,643,000	2,584,911
Government National Mortgage Association
0.537%, 03/16/55 (a) (b)	1,257,424	23,420
0.602%, 09/16/55 (a) (b)	1,090,081	26,202
0.911%, 02/16/50 (a) (b)	151,902	3,879
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (c)	11,163,000	9,570,884
2.000%, TBA (c)	31,608,900	27,851,675
2.500%, TBA (c)	8,422,800	7,622,059
4.000%, TBA (c)	775,000	747,633
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (c)	626,900	480,535
2.000%, TBA (c)	33,815,890	27,372,630
4.000%, TBA (c)	16,594,000	15,408,907
4.500%, TBA (c)	12,980,000	12,353,680
5.000%, TBA (c)	6,265,000	6,097,869

		853,495,161

U.S. Treasury—16.8%
U.S. Treasury Bonds
1.125%, 05/15/40 (d)	10,822,000	6,762,482
1.125%, 08/15/40	10,822,000	6,703,722
1.375%, 11/15/40 (d)	10,822,000	6,995,831

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.250%, 08/15/49	4,760,000	3,480,192
2.500%, 02/15/45 (e)	20,100,000	15,323,894
2.750%, 11/15/47 (e)	20,100,000	16,078,430
2.875%, 05/15/43	3,865,000	3,185,454
2.875%, 11/15/46	3,706,000	3,026,470
3.000%, 02/15/48 (e)	23,806,000	20,041,676
3.125%, 02/15/43	3,865,000	3,322,088
3.625%, 08/15/43	3,865,000	3,603,962
3.750%, 11/15/43	3,865,000	3,670,542
4.250%, 05/15/39	1,010,000	1,052,807
4.375%, 11/15/39	1,010,000	1,066,536
4.500%, 08/15/39	1,010,000	1,084,369
U.S. Treasury Notes
0.125%, 03/31/23	10,482,000	10,289,557
0.125%, 04/30/23	10,482,000	10,247,383
0.125%, 05/31/23	10,482,000	10,210,123
0.250%, 04/15/23	27,956,000	27,413,261
0.375%, 04/30/25	41,246,000	37,361,465
0.375%, 11/30/25	12,344,000	10,944,210
0.375%, 12/31/25	12,344,000	10,915,278
0.500%, 03/15/23	27,956,000	27,533,384
0.500%, 05/31/27	15,364,000	13,033,593
0.750%, 05/31/26	12,344,000	10,901,295
1.250%, 03/31/28	5,324,000	4,590,494
1.250%, 04/30/28	5,324,000	4,580,512
1.250%, 05/31/28	5,324,000	4,571,569
1.500%, 10/31/24	41,246,000	39,003,249
1.500%, 08/15/26	10,766,000	9,737,342
1.500%, 02/15/30	5,471,000	4,643,084
1.625%, 08/15/29	2,246,000	1,936,912
1.625%, 05/15/31	1,989,000	1,669,517
1.750%, 07/31/24	14,357,000	13,721,591
1.750%, 12/31/24	41,246,000	39,080,585
2.000%, 02/15/25	9,276,000	8,802,054
2.000%, 11/15/26	15,364,000	14,108,473
2.125%, 12/31/22	7,432,000	7,406,776
2.125%, 07/31/24	7,432,000	7,150,107
2.125%, 05/15/25	8,178,000	7,746,419
2.250%, 08/15/27 (d)	22,796,000	20,954,511
2.375%, 05/15/29	5,471,000	4,950,828
2.625%, 02/15/29	5,471,000	5,041,227
2.750%, 05/31/23	7,432,000	7,367,260
2.875%, 08/15/28	2,236,000	2,097,735
2.875%, 05/15/32	1,745,500	1,613,769
3.125%, 11/15/28	4,225,000	4,014,575

		479,036,593

Total U.S. Treasury & Government Agencies (Cost $1,489,112,320)		1,332,531,754

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—28.7%

Security Description	Principal Amount*	Value

Advertising—0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	640,000	$540,632
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30	861,000	787,002
Lamar Media Corp.
3.750%, 02/15/28	54,000	47,170
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30 (144A)	42,000	32,724
5.000%, 08/15/27 (144A)	583,000	509,279

		1,916,807

Aerospace/Defense—0.7%
BAE Systems plc
3.400%, 04/15/30 (144A)	2,840,000	2,459,556
Boeing Co. (The)
3.950%, 08/01/59	1,135,000	705,120
General Dynamics Corp.
3.625%, 04/01/30	757,000	692,531
L3Harris Technologies, Inc.
1.800%, 01/15/31	3,226,000	2,413,252
4.400%, 06/15/28	3,389,000	3,184,053
Lockheed Martin Corp.
3.600%, 03/01/35	1,732,000	1,476,571
Northrop Grumman Corp.
4.030%, 10/15/47	609,000	484,084
Raytheon Technologies Corp.
2.375%, 03/15/32	230,000	180,628
3.030%, 03/15/52	1,961,000	1,279,342
3.150%, 12/15/24	775,000	754,206
4.125%, 11/16/28	3,374,000	3,152,358
4.200%, 12/15/44	425,000	333,888
4.350%, 04/15/47	1,607,000	1,337,296
7.000%, 11/01/28	1,810,000	1,919,875
7.200%, 08/15/27	195,000	213,033

		20,585,793

Agriculture—0.2%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	2,110,000	1,686,803
3.400%, 02/04/41	829,000	522,730
3.700%, 02/04/51	358,000	216,118
3.875%, 09/16/46	1,201,000	759,379
5.800%, 02/14/39	1,659,000	1,448,603
BAT Capital Corp.
3.984%, 09/25/50	180,000	110,116
Philip Morris International, Inc.
1.450%, 08/01/39 (EUR)	2,000,000	1,097,899
Reynolds American, Inc.
5.850%, 08/15/45	1,340,000	1,051,085

		6,892,733

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	480,301	414,481
3.700%, 01/15/26 (144A)	6,085	5,388

Airlines—(Continued)
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	350,000	329,875
8.500%, 02/05/24 (144A)	892,000	881,760
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,596,632	1,378,354
3.150%, 02/15/32	1,041,637	868,655
3.200%, 06/15/28	408,100	354,864
3.575%, 01/15/28	128,588	114,804
3.600%, 09/22/27	224,239	200,965
3.650%, 02/15/29	295,701	260,994
3.850%, 02/15/28	629,087	508,320
4.400%, 09/22/23	1,307,483	1,257,347
4.950%, 02/15/25	242,285	220,298
5.250%, 01/15/24	736,329	701,572
Avianca Midco 2 Ltd
9.000%, 12/01/28 (144A)	574,316	433,172
Azul Investments LLP
5.875%, 10/26/24 (144A)	455,000	327,654
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	2,258,000	2,181,663
Gol Finance S.A.
7.000%, 01/31/25 (144A)	400,000	187,738
Turkish Airlines Pass-Through Trust
4.200%, 03/15/27 (144A)	758,543	638,213
United Airlines Pass-Through Trust
2.700%, 05/01/32	527,830	421,325
2.875%, 10/07/28	406,211	351,164
3.100%, 07/07/28	122,940	104,202
3.450%, 12/01/27	163,273	143,812
3.500%, 05/01/28	605,577	501,478
3.500%, 03/01/30	218,461	191,605
3.650%, 10/07/25	52,240	45,981
4.000%, 04/11/26	184,662	168,816
4.150%, 08/25/31	202,580	182,029
4.875%, 01/15/26	505,460	472,085
5.875%, 10/15/27	2,877,423	2,775,364

		16,623,978

Apparel—0.0%
William Carter Co. (The)
5.625%, 03/15/27 (144A) (f)	42,000	39,267

Auto Manufacturers—0.5%
Ford Motor Co.
3.250%, 02/12/32	397,000	285,971
General Motors Co.
5.400%, 10/15/29	1,923,000	1,773,096
General Motors Financial Co., Inc.
2.400%, 10/15/28 (f)	553,000	437,050
2.700%, 06/10/31	2,620,000	1,923,301
3.100%, 01/12/32 (f)	2,181,000	1,644,979
3.700%, 05/09/23	2,236,000	2,219,794
4.000%, 01/15/25	563,000	540,866
5.000%, 04/09/27	1,271,000	1,204,792
Hyundai Capital America
1.000%, 09/17/24 (144A)	1,725,000	1,575,839

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Nissan Motor Co., Ltd.
4.810%, 09/17/30 (144A)	4,555,000	$3,690,362

		15,296,050

Auto Parts & Equipment—0.0%
Aptiv plc
3.100%, 12/01/51	176,000	98,559
Dana, Inc.
4.250%, 09/01/30 (f)	143,000	104,740
Metalsa S.A. de C.V.
3.750%, 05/04/31	209,000	139,346
Nemak S.A.B. de C.V.
3.625%, 06/28/31	209,000	140,763

		483,408

Banks—7.0%
Banco Mercantil del Norte S.A.
5.875%, 5Y H15 + 4.643%, 01/24/27 (144A) (a)	300,000	245,100
5.875%, 5Y H15 + 4.643%, 01/24/27 (a)	215,000	175,655
6.625%, 10Y H15 + 5.034%, 01/24/32 (144A) (a)	270,000	211,994
6.625%, 10Y H15 + 5.034%, 01/24/32 (a)	215,000	172,430
6.750%, 5Y H15 + 4.967%, 09/27/24 (a)	215,000	199,144
Banco Santander S.A.
1.849%, 03/25/26	600,000	518,088
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	105,000	95,533
1.319%, SOFR + 1.150%, 06/19/26 (a)	1,642,000	1,457,436
1.734%, SOFR + 0.960%, 07/22/27 (a)	3,782,000	3,244,687
1.922%, SOFR + 1.370%, 10/24/31 (a)	1,613,000	1,193,132
2.299%, SOFR + 1.220%, 07/21/32 (a)	2,800,000	2,092,537
2.456%, 3M LIBOR + 0.870%, 10/22/25 (a)	6,381,000	5,974,427
2.551%, SOFR + 1.050%, 02/04/28 (a)	749,000	651,675
2.572%, SOFR + 1.210%, 10/20/32 (a)	4,820,000	3,686,472
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a)	579,000	474,633
2.972%, SOFR + 1.330%, 02/04/33 (a)	8,324,000	6,507,296
2.972%, SOFR + 1.560%, 07/21/52 (a)	353,000	216,502
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	985,000	979,770
3.194%, 3M LIBOR + 1.180%, 07/23/30 (a)	1,585,000	1,335,860
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	574,000	569,483
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	4,306,000	3,918,195
3.824%, 3M LIBOR + 1.575%, 01/20/28 (a)	1,466,000	1,349,367
3.974%, 3M LIBOR + 1.210%, 02/07/30 (a)	3,000	2,670
4.271%, 3M LIBOR + 1.310%, 07/23/29 (a)	311,000	283,568
4.571%, SOFR + 1.830%, 04/27/33 (a)	8,373,000	7,499,584
5.015%, SOFR + 2.160%, 07/22/33 (a)	7,842,000	7,274,651
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,153,000	988,697
Bank of New York Mellon Corp. (The)
4.625%, 3M LIBOR + 3.131%, 09/20/26 (a)	629,000	554,465
Barclays plc
5.304%, 1Y H15 + 2.300%, 08/09/26 (a)	491,000	471,714
BPCE S.A.
2.700%, 10/01/29 (144A)	649,000	537,337
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a)	510,000	434,214

Banks—(Continued)
Citigroup, Inc.
2.014%, SOFR + 0.694%, 01/25/26 (a)	2,607,000	2,395,667
2.520%, SOFR + 1.177%, 11/03/32 (a)	1,251,000	947,930
2.976%, SOFR + 1.422%, 11/05/30 (a)	5,319,000	4,370,444
3.070%, SOFR + 1.280%, 02/24/28 (a)	6,957,000	6,200,429
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	3,092,000	2,783,655
3.785%, SOFR + 1.939%, 03/17/33 (a)	1,138,000	953,937
3.875%, 5Y H15 + 3.417%, 02/18/26 (a)	2,495,000	2,057,452
4.910%, SOFR + 2.086%, 05/24/33 (a)(f)	1,173,000	1,079,155
Citizens Financial Group, Inc.
3.250%, 04/30/30	680,000	556,217
Credit Suisse AG
3.625%, 09/09/24	1,166,000	1,112,762
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	610,000	604,355
5.375%, 01/12/24 (144A)	1,064,000	1,058,020
Deutsche Bank AG
1.447%, SOFR + 1.131%, 04/01/25 (a)	1,650,000	1,518,022
Discover Bank
4.250%, 03/13/26	725,000	685,952
Freedom Mortgage Corp.
8.125%, 11/15/24 (144A)	734,000	642,250
8.250%, 04/15/25 (144A)	642,000	530,444
Goldman Sachs Group, Inc. (The)
0.627%, SOFR + 0.538%, 11/17/23 (a)	4,152,000	4,126,880
0.657%, SOFR + 0.505%, 09/10/24 (a)	5,491,000	5,226,907
0.855%, SOFR + 0.609%, 02/12/26 (a)	1,751,000	1,562,244
1.431%, SOFR + 0.798%, 03/09/27 (a)	1,729,000	1,486,439
2.383%, SOFR + 1.248%, 07/21/32 (a)	1,473,000	1,110,621
2.615%, SOFR + 1.281%, 04/22/32 (a)	1,323,000	1,025,494
2.640%, SOFR + 1.114%, 02/24/28 (a)	8,096,000	7,024,406
2.650%, SOFR + 1.264%, 10/21/32 (a)	5,867,000	4,496,862
3.102%, SOFR + 1.410%, 02/24/33 (a)	14,069,000	11,174,369
3.500%, 04/01/25	11,010,000	10,516,784
4.075%, 3M LIBOR + 1.170%, 05/15/26 (a)	1,602,000	1,589,413
Grupo Aval, Ltd.
4.375%, 02/04/30 (144A)	655,000	474,351
HSBC Holdings plc
2.251%, SOFR + 1.100%, 11/22/27 (a)	1,667,000	1,400,595
4.583%, 3M LIBOR + 1.535%, 06/19/29 (a)	879,000	783,526
ING Groep NV
4.625%, 01/06/26 (144A)	593,000	570,342
JPMorgan Chase & Co.
2.182%, SOFR + 1.890%, 06/01/28 (a)	582,000	494,989
2.947%, SOFR + 1.170%, 02/24/28 (a)	3,453,000	3,053,212
2.963%, SOFR + 1.260%, 01/25/33 (a)	4,244,000	3,336,143
3.200%, 06/15/26	1,280,000	1,188,299
3.540%, 3M LIBOR + 1.380%, 05/01/28 (a)	2,992,000	2,708,984
3.782%, 3M LIBOR + 1.337%, 02/01/28 (a)	1,510,000	1,384,419
3.960%, 3M LIBOR + 1.245%, 01/29/27 (a)	3,619,000	3,414,827
4.032%, 3M LIBOR + 1.460%, 07/24/48 (a)	791,000	600,120
4.565%, SOFR + 1.750%, 06/14/30 (a)	4,214,000	3,883,323
4.912%, SOFR + 2.080%, 07/25/33 (a)	3,392,000	3,127,951
5.717%, SOFR + 2.580%, 09/14/33 (a)	2,065,000	1,952,756
Lloyds Banking Group plc
3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)	846,000	741,937

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
5.063%, 1Y H15 + 1.550%, 09/12/25 (a)	1,676,000	$1,658,378
Mizuho Financial Group, Inc.
2.201%, SOFR + 1.772%, 07/10/31 (a)	1,392,000	1,052,619
Morgan Stanley
0.529%, SOFR + 0.455%, 01/25/24 (a)	845,000	831,228
0.560%, SOFR + 0.466%, 11/10/23 (a)	1,019,000	1,013,409
0.731%, SOFR + 0.616%, 04/05/24 (a)	1,112,000	1,085,157
1.593%, SOFR + 0.879%, 05/04/27 (a)	2,848,000	2,460,916
1.794%, SOFR + 1.034%, 02/13/32 (a)	695,000	507,921
1.928%, SOFR + 1.020%, 04/28/32 (a)	2,996,000	2,187,212
2.239%, SOFR + 1.178%, 07/21/32 (a)	6,217,000	4,670,318
2.511%, SOFR + 1.200%, 10/20/32 (a)	3,074,000	2,349,232
2.699%, SOFR + 1.143%, 01/22/31 (a)	6,493,000	5,264,333
2.943%, SOFR + 1.290%, 01/21/33 (a)	2,065,000	1,632,513
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	517,000	465,088
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	3,678,000	3,381,042
4.889%, SOFR + 2.076%, 07/20/33 (a)	687,000	636,549
NBK Tier 1, Ltd.
3.625%, 6Y CMS + 2.875%, 08/24/26 (144A) (a)	637,000	540,938
Standard Chartered plc
2.608%, 1Y H15 + 1.180%, 01/12/28 (144A) (a)	630,000	533,293
State Street Corp.
5.625%, 3M LIBOR + 2.539%, 12/15/23 (a) (f)	2,815,000	2,596,837
6.890%, 3M LIBOR + 3.597%, 12/15/22 (a)	280,000	277,413
UBS Group AG
4.490%, 1Y H15 + 1.600%, 08/05/25 (144A) (a)	409,000	399,012
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (a)	877,000	711,219
4.897%, SOFR + 2.100%, 07/25/33 (a)	5,824,000	5,369,341

		198,893,168

Beverages—0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	2,021,000	1,821,411
Anheuser-Busch InBev Finance, Inc.
4.000%, 01/17/43	637,000	493,245
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	2,008,000	1,956,111

		4,270,767

Biotechnology—0.3%
Amgen, Inc.
3.000%, 01/15/52	176,000	110,021
4.050%, 08/18/29	2,500,000	2,300,471
4.200%, 02/22/52	25,000	19,597
4.400%, 05/01/45	1,565,000	1,277,709
Biogen, Inc.
2.250%, 05/01/30	1,791,000	1,410,359
3.150%, 05/01/50	996,000	641,695
Gilead Sciences, Inc.
2.600%, 10/01/40	770,000	508,473
2.800%, 10/01/50	856,000	528,637
4.150%, 03/01/47	790,000	627,030
4.800%, 04/01/44	500,000	434,779

Biotechnology—(Continued)
Royalty Pharma plc
3.350%, 09/02/51	179,000	107,931

		7,966,702

Building Materials—0.0%
Masonite International Corp.
5.375%, 02/01/28 (144A)	219,000	193,712
Owens Corning
3.875%, 06/01/30	459,000	400,980
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	90,000	76,039
5.000%, 02/15/27 (144A)	215,000	190,256

		860,987

Chemicals—0.2%
Braskem Netherlands Finance B.V.
8.500%, 5Y H15 + 8.220%, 01/23/81 (144A) (a)	245,000	240,835
Celanese U.S. Holdings LLC
5.900%, 07/05/24	2,326,000	2,293,760
Cheever Escrow Issuer LLC
7.125%, 10/01/27 (144A)	200,000	179,000
Ecolab, Inc.
2.750%, 08/18/55	1,068,000	660,532
LYB International Finance III LLC
4.200%, 05/01/50	813,000	583,718
SASOL Financing USA LLC
4.375%, 09/18/26	600,000	523,491
5.500%, 03/18/31	265,000	200,075
5.875%, 03/27/24	654,000	634,118
Sherwin-Williams Co. (The)
2.300%, 05/15/30	827,000	660,549
Westlake Corp.
3.375%, 08/15/61	916,000	529,608

		6,505,686

Commercial Services—0.8%
AMN Healthcare, Inc.
4.625%, 10/01/27 (144A)	350,000	313,979
Atento Luxco 1 S.A.
8.000%, 02/10/26 (144A)	347,000	146,552
Global Payments, Inc.
1.200%, 03/01/26	2,741,000	2,359,028
2.150%, 01/15/27	1,563,000	1,337,449
2.900%, 05/15/30	1,302,000	1,037,857
3.200%, 08/15/29	3,763,000	3,135,418
4.800%, 04/01/26	2,156,000	2,081,553
4.950%, 08/15/27	539,000	513,527
5.300%, 08/15/29	626,000	588,719
5.950%, 08/15/52	600,000	528,622
GXO Logistics, Inc.
1.650%, 07/15/26	160,000	130,734
2.650%, 07/15/31	819,000	579,863
Herc Holdings, Inc.
5.500%, 07/15/27 (144A)	553,000	497,700

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Moody’s Corp.
2.000%, 08/19/31	784,000	$596,798
3.100%, 11/29/61	831,000	506,342
3.250%, 01/15/28	399,000	360,709
3.250%, 05/20/50	520,000	352,379
4.250%, 08/08/32	896,000	812,001
Movida Europe S.A.
5.250%, 02/08/31	200,000	141,851
RELX Capital, Inc.
3.000%, 05/22/30	2,387,000	2,013,837
4.000%, 03/18/29	2,100,000	1,928,541
S&P Global, Inc.
4.750%, 08/01/28 (144A)	1,737,000	1,695,282

		21,658,741

Computers—0.4%
Apple, Inc.
2.375%, 02/08/41	104,000	71,983
2.400%, 08/20/50	476,000	295,428
2.700%, 08/05/51	771,000	508,896
2.800%, 02/08/61	1,783,000	1,109,995
3.850%, 05/04/43	552,000	463,129
3.950%, 08/08/52	400,000	334,026
4.500%, 02/23/36 (f)	578,000	559,699
Dell International LLC / EMC Corp.
3.450%, 12/15/51 (144A) (f)	1,097,000	623,657
4.900%, 10/01/26	783,000	754,288
8.350%, 07/15/46	91,000	98,153
Hewlett Packard Enterprise Co.
6.350%, 10/15/45	301,000	273,259
HP, Inc.
2.650%, 06/17/31	466,000	341,951
5.500%, 01/15/33	576,000	511,154
International Business Machines Corp.
3.430%, 02/09/52	1,046,000	714,151
4.250%, 05/15/49	706,000	559,284
Leidos, Inc.
2.300%, 02/15/31	1,565,000	1,159,540
4.375%, 05/15/30	1,715,000	1,503,047
Western Digital Corp.
2.850%, 02/01/29	1,006,000	781,803

		10,663,443

Distribution/Wholesale—0.0%
KAR Auction Services, Inc.
5.125%, 06/01/25 (144A)	97,000	93,643

Diversified Financial Services—0.4%
ASG Finance Designated Activity Co.
7.875%, 12/03/24 (144A)	509,000	468,535
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (a)	1,433,000	1,198,177
Charles Schwab Corp. (The)
4.000%, 10Y H15 + 3.079%, 12/01/30 (a)	1,658,000	1,217,939

Diversified Financial Services—(Continued)
Discover Financial Services
4.100%, 02/09/27	612,000	562,687
4.500%, 01/30/26 (f)	490,000	464,704
Intercontinental Exchange, Inc.
3.000%, 09/15/60	179,000	104,917
3.750%, 09/21/28	543,000	500,157
4.600%, 03/15/33	11,000	10,246
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	531,000	385,081
5.500%, 08/15/28 (144A)	590,000	463,294
5.750%, 11/15/31 (144A)	251,000	184,077
6.000%, 01/15/27 (144A)	128,000	109,280
Navient Corp.
5.875%, 10/25/24	223,000	211,307
6.750%, 06/25/25	236,000	220,934
6.750%, 06/15/26	233,000	211,494
Nomura Holdings, Inc.
2.608%, 07/14/31	1,930,000	1,431,071
5.099%, 07/03/25	735,000	723,233
ORIX Corp.
4.000%, 04/13/32	201,000	176,684
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (f)	564,000	434,083
Synchrony Financial
3.700%, 08/04/26	16,000	14,623
United Wholesale Mortgage LLC
5.500%, 11/15/25 (144A)	1,640,000	1,430,539

		10,523,062

Electric—2.4%
AEP Texas, Inc.
3.450%, 01/15/50	463,000	314,336
3.450%, 05/15/51	590,000	403,869
3.950%, 06/01/28	1,018,000	939,531
5.250%, 05/15/52	424,000	386,901
AEP Transmission Co. LLC
3.150%, 09/15/49	730,000	495,010
3.650%, 04/01/50	1,465,000	1,077,320
3.800%, 06/15/49	840,000	635,448
4.000%, 12/01/46	225,000	176,221
Alabama Power Co.
3.450%, 10/01/49	637,000	451,134
3.750%, 03/01/45	554,000	416,638
Ameren Illinois Co.
3.250%, 03/15/50	775,000	537,373
American Transmission Systems, Inc.
2.650%, 01/15/32 (144A)	1,490,000	1,169,692
Baltimore Gas & Electric Co.
3.200%, 09/15/49	1,655,000	1,141,808
3.500%, 08/15/46	935,000	688,613
3.750%, 08/15/47	599,000	462,670
4.550%, 06/01/52	305,000	261,697
Calpine Corp.
4.500%, 02/15/28 (144A)	3,173,000	2,795,381
CenterPoint Energy Houston Electric LLC
2.350%, 04/01/31	1,154,000	941,493

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
CenterPoint Energy Houston Electric LLC
3.350%, 04/01/51	530,000	$379,966
3.600%, 03/01/52	425,000	317,799
3.950%, 03/01/48	406,000	324,353
4.250%, 02/01/49	373,000	312,064
Commonwealth Edison Co.
3.125%, 03/15/51	536,000	363,026
3.200%, 11/15/49	485,000	335,764
4.000%, 03/01/48	694,000	555,915
Consumers Energy Co.
3.100%, 08/15/50	445,000	300,719
3.500%, 08/01/51	615,000	452,614
3.750%, 02/15/50	1,357,000	1,045,265
4.200%, 09/01/52	430,000	356,544
DTE Electric Co.
3.250%, 04/01/51	420,000	294,546
3.650%, 03/01/52	546,000	412,257
4.050%, 05/15/48	1,373,000	1,118,413
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,297,000	892,132
3.450%, 04/15/51 (f)	909,000	649,089
3.950%, 03/15/48	870,000	684,430
Duke Energy Corp.
4.300%, 03/15/28	781,000	735,170
Duke Energy Florida LLC
1.750%, 06/15/30	456,000	355,451
2.500%, 12/01/29	3,592,000	3,035,953
Duke Energy Progress LLC
2.500%, 08/15/50	1,216,000	719,635
3.450%, 03/15/29	1,816,000	1,646,561
Edison International
4.950%, 04/15/25	523,000	512,391
Entergy Louisiana LLC
4.200%, 09/01/48	1,310,000	1,053,187
4.750%, 09/15/52	315,000	273,935
Entergy Mississippi LLC
3.850%, 06/01/49	382,000	286,548
Exelon Corp.
4.100%, 03/15/52 (144A)	445,000	343,332
4.450%, 04/15/46	114,000	93,052
4.700%, 04/15/50	731,000	611,330
5.100%, 06/15/45	166,000	147,869
FirstEnergy Corp.
2.050%, 03/01/25	272,000	250,424
2.250%, 09/01/30	849,000	653,161
3.400%, 03/01/50	1,030,000	674,650
4.400%, 07/15/27	1,223,000	1,134,797
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,191,000	3,076,656
4.550%, 04/01/49 (144A)	2,814,000	2,197,966
Florida Power & Light Co.
2.875%, 12/04/51	304,000	200,371
3.150%, 10/01/49	1,708,000	1,203,120
3.700%, 12/01/47	440,000	342,440
3.950%, 03/01/48	1,403,000	1,127,865
4.125%, 06/01/48	359,000	299,597
Generacion Mediterranea S.A./Central Termica Roca S.A.
9.875%, 12/01/27 (144A)	510,948	325,627

Electric—(Continued)
Genneia S.A.
8.750%, 09/02/27 (144A)	84,612	77,964
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	82,000	75,946
MidAmerican Energy Co.
3.100%, 05/01/27	70,000	64,847
3.150%, 04/15/50	680,000	462,303
3.650%, 04/15/29	1,446,000	1,333,265
3.650%, 08/01/48	494,000	373,687
4.250%, 07/15/49	687,000	571,668
Northern States Power Co.
2.600%, 06/01/51	536,000	333,291
4.000%, 08/15/45	471,000	380,204
4.500%, 06/01/52	422,000	370,905
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	2,383,000	1,950,837
4.450%, 06/15/29 (144A)	26,000	22,552
5.250%, 06/15/29 (144A)	320,000	280,000
5.750%, 01/15/28	357,000	329,469
NSTAR Electric Co.
3.950%, 04/01/30	104,000	96,718
Ohio Power Co.
1.625%, 01/15/31	1,031,000	775,242
4.000%, 06/01/49	386,000	296,442
4.150%, 04/01/48	390,000	312,250
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	937,000	647,967
3.700%, 11/15/28	245,000	227,177
3.800%, 06/01/49	243,000	190,803
4.550%, 09/15/32 (144A)	971,000	933,998
Pacific Gas and Electric Co.
3.500%, 08/01/50	183,000	111,367
5.900%, 06/15/32	656,000	598,218
PECO Energy Co.
3.050%, 03/15/51	1,079,000	727,337
4.375%, 08/15/52	529,000	448,814
Public Service Electric & Gas Co
2.050%, 08/01/50	407,000	220,747
3.650%, 09/01/28	668,000	616,498
Southern California Edison Co.
2.250%, 06/01/30	1,858,000	1,471,896
2.500%, 06/01/31	777,000	613,422
Southwestern Public Service Co.
3.150%, 05/01/50	1,333,000	909,414
Talen Energy Supply LLC
6.625%, 01/15/28 (144A) (g)	688,000	696,600
7.250%, 05/15/27 (144A) (g)	500,000	511,250
Tampa Electric Co.
4.450%, 06/15/49	828,000	697,678
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	2,705,000	2,597,052
Virginia Electric & Power Co.
4.000%, 01/15/43	1,226,000	962,257
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (a)	420,000	366,664
Vistra Operations Co. LLC
4.300%, 07/15/29 (144A)	2,473,000	2,107,223

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC
5.000%, 07/31/27 (144A)	561,000	$506,723
5.500%, 09/01/26 (144A)	435,000	403,462
5.625%, 02/15/27 (144A)	563,000	527,109
Wisconsin Power & Light Co.
3.950%, 09/01/32	316,000	285,535

		68,877,920

Electronics—0.1%
Agilent Technologies, Inc.
2.100%, 06/04/30	2,096,000	1,643,449

Energy-Alternate Sources—0.0%
SCC Power plc
4.000%, 05/17/32 (144A) (h)	651,838	50,843
8.000%, 12/31/28 (144A) (h)	1,203,392	454,281

		505,124

Engineering & Construction—0.0%
HTA Group, Ltd.
7.000%, 12/18/25 (144A)	205,000	177,838
IHS Holding, Ltd.
5.625%, 11/29/26 (144A)	330,000	259,875
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/28 (144A)	318,000	256,789

		694,502

Entertainment—0.2%
Affinity Gaming
6.875%, 12/15/27 (144A) (f)	353,000	287,766
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (f)	210,000	160,457
8.125%, 07/01/27 (144A) (f)	761,000	726,820
CDI Escrow Issuer, Inc.
5.750%, 04/01/30 (144A)	305,000	266,361
Cedar Fair L.P.
5.250%, 07/15/29	451,000	387,001
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 04/15/27 (f)	451,000	418,932
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	272,000	235,301
5.500%, 04/01/27 (144A)	537,000	496,907
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	609,000	501,679
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	931,000	752,434
7.750%, 04/15/25 (144A)	1,027,000	1,003,186

		5,236,844

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	142,000	129,440
Covanta Holding Corp.
4.875%, 12/01/29 (144A) (f)	265,000	214,189
Republic Services, Inc.
3.950%, 05/15/28	584,000	546,480

Environmental Control—(Continued)
Waste Management, Inc.
1.150%, 03/15/28	1,656,000	1,357,920
Waste Pro USA, Inc.
5.500%, 02/15/26 (144A)	227,000	199,427

		2,447,456

Food—0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4.875%, 02/15/30 (144A)	90,000	76,141
5.875%, 02/15/28 (144A)	557,000	513,832
BRF GmbH
4.350%, 09/29/26 (144A)	580,000	515,626
Frigorifico Concepcion S.A.
7.700%, 07/21/28 (144A)	220,000	173,800
Performance Food Group, Inc.
5.500%, 10/15/27 (144A)	490,000	445,327
Post Holdings, Inc.
5.500%, 12/15/29 (144A)	349,000	301,711
5.625%, 01/15/28 (144A)	443,000	404,335

		2,430,772

Food Service—0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	496,000	441,792

Forest Products & Paper—0.0%
International Paper Co.
6.000%, 11/15/41	484,000	461,628
Suzano Austria GmbH
3.125%, 01/15/32	400,000	287,880
3.750%, 01/15/31	135,000	105,766
5.750%, 07/14/26 (144A)	200,000	195,000

		1,050,274

Gas—0.1%
Atmos Energy Corp.
4.125%, 03/15/49	368,000	296,456
CenterPoint Energy Resources Corp.
1.750%, 10/01/30	827,000	636,266
ONE Gas, Inc.
2.000%, 05/15/30	370,000	291,492
Piedmont Natural Gas Co., Inc.
2.500%, 03/15/31	810,000	638,588
Promigas S.A. ESP / Gases del Pacifico SAC
3.750%, 10/16/29 (144A)	207,000	160,050

		2,022,852

Healthcare-Products—0.1%
Medline Borrower L.P.
3.875%, 04/01/29 (144A)	3,719,000	2,981,485
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31	723,000	569,924

		3,551,409

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.9%
Aetna, Inc.
4.500%, 05/15/42	639,000	$525,955
Centene Corp.
2.450%, 07/15/28	1,230,000	1,001,491
2.625%, 08/01/31	836,000	630,071
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	135,000	117,567
HCA, Inc.
2.375%, 07/15/31	3,655,000	2,703,696
3.500%, 09/01/30	3,463,000	2,859,468
3.500%, 07/15/51	2,356,000	1,458,763
3.625%, 03/15/32 (144A)	2,107,000	1,704,641
4.125%, 06/15/29	847,000	742,810
5.250%, 04/15/25	2,285,000	2,238,190
5.250%, 06/15/26	3,359,000	3,245,924
5.375%, 02/01/25 (f)	807,000	797,457
5.500%, 06/15/47	341,000	288,075
5.875%, 02/01/29	68,000	66,122
Humana, Inc.
4.875%, 04/01/30	291,000	279,118
Select Medical Corp.
6.250%, 08/15/26 (144A) (f)	2,969,000	2,793,592
Tenet Healthcare Corp.
4.250%, 06/01/29 (144A)	857,000	709,810
4.375%, 01/15/30 (144A)	1,496,000	1,248,711
4.625%, 06/15/28 (144A)	92,000	80,405
4.875%, 01/01/26 (144A)	885,000	822,404
5.125%, 11/01/27 (144A)	135,000	121,134
UnitedHealth Group, Inc.
4.250%, 06/15/48	348,000	288,243
4.450%, 12/15/48	8,000	6,820
4.625%, 07/15/35	386,000	355,133
4.625%, 11/15/41	807,000	719,701

		25,805,301

Home Builders—0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	202,000	146,663
4.625%, 04/01/30 (144A)	496,000	355,210
6.625%, 01/15/28 (144A)	1,207,000	1,011,523
Beazer Homes USA, Inc.
7.250%, 10/15/29 (f)	1,030,000	813,700
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
5.000%, 06/15/29 (144A)	265,000	196,172
6.250%, 09/15/27 (144A)	533,000	447,416
Forestar Group, Inc.
3.850%, 05/15/26 (144A) (f)	242,000	199,048
5.000%, 03/01/28 (144A)	659,000	528,670
Homes By West Bay LLC
9.500%, 04/30/27 (i)(j)	1,259,000	1,150,474
M/I Homes, Inc.
4.950%, 02/01/28	1,010,000	841,052
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	662,000	505,566
5.250%, 12/15/27 (144A) (f)	604,000	500,642

Home Builders—(Continued)
New Home Co., Inc. (The)
7.250%, 10/15/25 (144A) (f)	215,000	173,320
Tri Pointe Homes, Inc.
5.700%, 06/15/28	60,000	51,039

		6,920,495

Insurance—0.3%
Ambac Assurance Corp.
5.100%, (144A) (k)	162,922	165,366
American International Group, Inc.
4.375%, 06/30/50	595,000	476,133
4.375%, 01/15/55	379,000	289,248
4.750%, 04/01/48	483,000	414,145
Aon Corp.
3.750%, 05/02/29	2,253,000	2,026,491
4.500%, 12/15/28	955,000	900,610
Hartford Financial Services Group, Inc. (The)
4.400%, 03/15/48	623,000	512,444
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30 (f)	1,712,000	1,358,411
Sitka Holdings LLC
8.174%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	920,000	879,715

		7,022,563

Internet—0.1%
Amazon.com, Inc.
2.500%, 06/03/50	1,476,000	921,517
3.950%, 04/13/52	807,000	661,915
Meta Platforms, Inc.
4.450%, 08/15/52 (144A)	685,000	559,016

		2,142,448

Investment Companies—0.1%
Blackstone Private Credit Fund
3.250%, 03/15/27	857,000	709,467
4.000%, 01/15/29	1,558,000	1,248,036

		1,957,503

Iron/Steel—0.1%
Commercial Metals Co.
4.375%, 03/15/32	614,000	485,060
GUSAP III L.P.
4.250%, 01/21/30	292,000	256,230
Nucor Corp.
2.700%, 06/01/30	568,000	466,608
3.950%, 05/01/28	701,000	644,701

		1,852,599

Lodging—0.1%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A)	253,000	227,733
Grupo Posadas S,A.B. de. C.V.
4.000%, 12/30/27 (h)	128,810	92,099

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott Ownership Resorts, Inc.
6.125%, 09/15/25 (144A)	353,000	$345,159
MGM Resorts International
4.625%, 09/01/26	35,000	30,955
5.500%, 04/15/27	59,000	53,012
5.750%, 06/15/25 (f)	59,000	56,384
Sonder Holdings, Inc.
11.316%, SOFR + 9.000%, 01/19/27 † (a) (i) (j)	1,415,760	1,267,105
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A) (f)	498,000	438,340
5.500%, 03/01/25 (144A)	1,176,000	1,101,030

		3,611,817

Machinery-Diversified—0.1%
CNH Industrial Capital LLC
4.200%, 01/15/24	2,628,000	2,588,525
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	926,000	787,295

		3,375,820

Media—1.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30 (144A)	658,000	533,803
5.375%, 06/01/29 (144A)	569,000	498,057
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	436,000	276,647
3.700%, 04/01/51	445,000	269,692
3.850%, 04/01/61 (f)	1,842,000	1,075,361
3.900%, 06/01/52	700,000	433,378
3.950%, 06/30/62	3,054,000	1,811,000
4.400%, 04/01/33	889,000	736,152
4.400%, 12/01/61	849,000	540,875
4.800%, 03/01/50	855,000	616,788
5.125%, 07/01/49	2,120,000	1,554,038
5.375%, 05/01/47	1,617,000	1,250,801
5.750%, 04/01/48	929,000	749,805
6.484%, 10/23/45	2,909,000	2,561,628
6.834%, 10/23/55	994,000	905,023
Comcast Corp.
1.500%, 02/15/31	933,000	700,374
1.950%, 01/15/31	2,751,000	2,138,312
2.650%, 02/01/30	4,194,000	3,515,818
2.937%, 11/01/56	176,000	105,050
2.987%, 11/01/63	352,000	203,877
3.969%, 11/01/47	780,000	596,392
4.200%, 08/15/34	1,058,000	926,747
COX Communications, Inc.
2.950%, 10/01/50 (144A)	1,239,000	736,833
3.150%, 08/15/24 (144A)	1,381,000	1,322,006
CSC Holdings LLC
5.250%, 06/01/24 (f)	176,000	162,800
5.750%, 01/15/30 (144A)	845,000	600,596
7.500%, 04/01/28 (144A)	387,000	315,780
Discovery Communications LLC
1.900%, 03/19/27 (EUR)	1,804,000	1,502,816
4.000%, 09/15/55 (f)	355,000	209,307

Media—(Continued)
FactSet Research Systems, Inc.
3.450%, 03/01/32	2,369,000	1,930,484
Grupo Televisa S.A.B.
6.625%, 01/15/40	100,000	98,138
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	45,000	37,508
5.250%, 08/15/27 (144A) (f)	324,000	276,777
NBCUniversal Media LLC
4.450%, 01/15/43	314,000	260,669
Nexstar Media, Inc.
4.750%, 11/01/28 (144A)	433,000	368,050
5.625%, 07/15/27 (144A)	523,000	480,798
Paramount Global
4.375%, 03/15/43	11,000	7,330
4.850%, 07/01/42	500,000	365,425
5.850%, 09/01/43	608,000	484,703
6.875%, 04/30/36	339,000	317,325
Sirius XM Radio, Inc.
5.500%, 07/01/29 (144A)	544,000	489,319
TEGNA, Inc.
4.625%, 03/15/28 (f)	90,000	83,093
5.000%, 09/15/29 (f)	99,000	91,133
Walt Disney Co. (The)
2.750%, 09/01/49	1,868,000	1,185,166
Ziggo Bond Co. B.V.
6.000%, 01/15/27 (144A)	178,000	148,630

		33,474,304

Mining—0.4%
Anglo American Capital plc
2.250%, 03/17/28 (144A)	608,000	499,372
2.625%, 09/10/30 (144A)	1,887,000	1,452,493
2.875%, 03/17/31 (144A)	617,000	477,983
3.875%, 03/16/29 (144A)	869,000	746,744
5.625%, 04/01/30 (144A)	1,679,000	1,588,495
Fresnillo plc
4.250%, 10/02/50	218,000	149,875
Glencore Funding LLC
1.625%, 04/27/26 (144A)	913,000	789,421
2.500%, 09/01/30 (144A)	4,272,000	3,266,916
Minera Mexico S.A. de C.V.
4.500%, 01/26/50	220,000	153,102
Newmont Corp.
2.250%, 10/01/30	713,000	551,541
2.600%, 07/15/32	295,000	224,922
2.800%, 10/01/29	544,000	450,329
Vedanta Resources Finance II plc
8.950%, 03/11/25 (144A)	612,000	415,872

		10,767,065

Miscellaneous Manufacturing—0.1%
Eaton Corp.
4.700%, 08/23/52 (f)	193,000	169,518

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Textron, Inc.
2.450%, 03/15/31	446,000	$342,125
3.900%, 09/17/29	1,540,000	1,361,445

		1,873,088

Oil & Gas—1.1%
BP Capital Markets America, Inc.
3.001%, 03/17/52 (f)	178,000	113,947
Cenovus Energy, Inc.
6.750%, 11/15/39	24,000	23,832
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A)	240,000	214,231
CrownRock L.P. / CrownRock Finance, Inc.
5.625%, 10/15/25 (144A)	230,000	220,195
Devon Energy Corp.
4.500%, 01/15/30	268,000	243,936
4.750%, 05/15/42	1,898,000	1,545,584
5.000%, 06/15/45 (f)	891,000	741,430
5.250%, 10/15/27	460,000	460,875
5.850%, 12/15/25	90,000	90,782
5.875%, 06/15/28	73,000	72,873
8.250%, 08/01/23	334,000	341,850
Diamondback Energy, Inc.
3.125%, 03/24/31	266,000	215,761
3.250%, 12/01/26	810,000	747,008
3.500%, 12/01/29	8,290,000	7,155,415
4.250%, 03/15/52	2,663,000	1,944,078
4.400%, 03/24/51 (f)	4,035,000	3,039,514
Earthstone Energy Holdings LLC
8.000%, 04/15/27 (144A) (f)	1,264,000	1,191,320
Ecopetrol S.A.
4.125%, 01/16/25	362,000	332,135
6.875%, 04/29/30	909,000	763,480
EQT Corp.
5.700%, 04/01/28	315,000	308,810
Frontera Energy Corp.
7.875%, 06/21/28 (144A)	395,000	283,413
Hess Corp.
7.125%, 03/15/33	242,000	253,030
Marathon Petroleum Corp.
4.500%, 04/01/48	50,000	37,911
5.850%, 12/15/45	360,000	310,058
Matador Resources Co.
5.875%, 09/15/26 (f)	94,000	90,679
MC Brazil Downstream Trading S.a.r.l.
7.250%, 06/30/31 (144A)	430,000	323,575
Occidental Petroleum Corp.
8.500%, 07/15/27	508,000	543,662
Odebrecht Offshore Drilling Finance, Ltd.
7.720%, 12/01/26 PIK, (144A) (h)	253	49
OQ SAOC
5.125%, 05/06/28 (144A)	205,000	182,805
Petroleos Mexicanos
4.875%, 01/18/24	181,000	175,255

Oil & Gas—(Continued)
Petroleos Mexicanos
5.500%, 06/27/44	98,000	51,245
6.700%, 02/16/32	298,000	209,084
6.750%, 09/21/47	134,000	74,705
6.875%, 10/16/25	224,000	210,691
7.190%, 09/12/24 (MXN)	4,225,600	189,488
8.750%, 06/02/29 (144A)	634,000	542,444
Puma International Financing S.A.
5.125%, 10/06/24 (144A)	258,000	238,650
Shelf Drilling Holdings Ltd.
8.875%, 11/15/24 (144A)	72,000	69,840
Shelf Drilling North Sea Holdings, Ltd.
10.250%, 10/31/25 (144A)	730,000	716,193
Shell International Finance B.V.
3.875%, 11/13/28	1,634,000	1,527,664
Sitio Royalties Corp.
9.880%, SOFR + 6.750%, 09/21/26 (a)	2,042,000	2,001,160
Suncor Energy, Inc.
6.500%, 06/15/38	417,000	411,116
Sunoco L.P. / Sunoco Finance Corp.
4.500%, 04/30/30	1,029,000	841,208
Tap Rock Resouces LLC
7.000%, 10/01/26 (144A)	1,447,000	1,322,811
YPF S.A.
7.000%, 12/15/47 (144A)	255,000	126,863

		30,500,655

Packaging & Containers—0.1%
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
3.250%, 09/01/28 (144A) (f)	738,000	602,178
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
5.250%, 04/30/25 (144A) (f)	738,000	690,477
5.250%, 08/15/27 (144A)	210,000	131,403
Klabin Austria GmbH
3.200%, 01/12/31 (144A)	340,000	247,098
Trivium Packaging Finance B.V.
5.500%, 08/15/26 (144A)	317,000	283,515

		1,954,671

Pharmaceuticals—0.7%
AbbVie, Inc.
4.450%, 05/14/46	2,367,000	1,923,653
4.500%, 05/14/35	2,571,000	2,287,283
4.550%, 03/15/35	1,709,000	1,533,128
4.700%, 05/14/45	578,000	488,883
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A)	176,000	139,814
Cigna Corp.
3.400%, 03/01/27	1,374,000	1,262,953
4.375%, 10/15/28	2,847,000	2,688,270
CVS Health Corp.
3.750%, 04/01/30	2,319,000	2,062,159
5.125%, 07/20/45	3,030,000	2,653,253

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Pfizer, Inc.
1.750%, 08/18/31	1,582,000	$1,234,622
Takeda Pharmaceutical Co., Ltd.
2.050%, 03/31/30	3,413,000	2,697,926
5.000%, 11/26/28	1,477,000	1,429,779
Teva Pharmaceutical Finance Netherlands III B.V.
4.100%, 10/01/46	179,000	106,967
Viatris, Inc.
4.000%, 06/22/50	179,000	107,148

		20,615,838

Pipelines—2.2%
Boardwalk Pipelines L.P.
3.600%, 09/01/32	358,000	283,083
Buckeye Partners L.P.
3.950%, 12/01/26 (f)	54,000	47,098
4.125%, 03/01/25 (144A)	219,000	200,440
4.350%, 10/15/24	500,000	470,350
Cameron LNG LLC
3.302%, 01/15/35 (144A)	2,763,000	2,173,077
3.402%, 01/15/38 (144A)	1,949,000	1,548,722
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	1,981,000	1,428,751
5.125%, 06/30/27	4,475,000	4,332,763
5.875%, 03/31/25	3,428,000	3,441,712
7.000%, 06/30/24	2,373,000	2,413,464
EIG Pearl Holdings Sarl
4.387%, 11/30/46 (144A)	542,000	382,268
Energy Transfer L.P.
3.600%, 02/01/23	1,617,000	1,610,110
3.900%, 05/15/24	1,506,000	1,468,281
4.250%, 04/01/24	1,319,000	1,290,966
5.000%, 05/15/50	3,292,000	2,573,021
5.350%, 05/15/45	690,000	554,973
5.400%, 10/01/47	801,000	648,550
5.950%, 12/01/25	1,310,000	1,314,288
6.100%, 02/15/42	353,000	308,449
6.250%, 04/15/49	200,000	177,425
6.500%, 02/01/42	1,104,000	1,027,405
Enterprise Products Operating LLC
3.125%, 07/31/29	1,089,000	938,027
3.200%, 02/15/52	290,000	185,091
3.300%, 02/15/53	451,000	293,406
4.850%, 08/15/42	646,000	547,483
Kinder Morgan Energy Partners L.P.
4.700%, 11/01/42	733,000	572,441
5.500%, 03/01/44	454,000	377,388
6.550%, 09/15/40	863,000	812,448
Kinder Morgan, Inc.
5.450%, 08/01/52	1,090,000	944,300
Kinetik Holdings L.P.
5.875%, 06/15/30 (144A)	96,000	87,903
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	2,923,000	2,288,822
4.875%, 08/15/27 (144A)	990,000	921,777

Pipelines—(Continued)
Northwest Pipeline LLC
4.000%, 04/01/27 (f)	2,329,000	2,163,300
Sabine Pass Liquefaction LLC
5.625%, 04/15/23	1,735,000	1,735,917
5.625%, 03/01/25	8,409,000	8,400,697
5.750%, 05/15/24	3,483,000	3,495,752
Targa Resources Corp.
6.250%, 07/01/52	802,000	728,570
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	3,253,000	3,009,138
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	2,123,000	1,905,188
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50	1,215,000	897,251
4.000%, 03/15/28	2,280,000	2,091,162
7.850%, 02/01/26	927,000	984,581
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (f)	454,000	352,985
Williams Cos., Inc. (The)
3.500%, 10/15/51	1,115,000	741,938

		62,170,761

Real Estate—0.1%
Arabian Centres Sukuk II, Ltd.
5.625%, 10/07/26 (144A)	315,000	280,350
Five Point Operating Co. L.P. / Five Point Capital Corp.
7.875%, 11/15/25 (144A)	794,000	631,554
Freed Hotels & Resorts
10.000%, 12/02/23 (144A) † (i) (j)	1,192,000	1,144,320
Howard Hughes Corp. (The)
5.375%, 08/01/28 (144A) (f)	749,000	621,670

		2,677,894

Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc.
2.950%, 03/15/34 (f)	1,190,000	920,082
American Tower Corp.
2.100%, 06/15/30	479,000	366,907
2.900%, 01/15/30	530,000	435,664
3.100%, 06/15/50	176,000	109,591
3.800%, 08/15/29	5,125,000	4,495,766
3.950%, 03/15/29	456,000	406,723
Crown Castle, Inc.
2.100%, 04/01/31	964,000	722,469
2.250%, 01/15/31	1,361,000	1,039,253
2.500%, 07/15/31	891,000	686,594
3.100%, 11/15/29	2,982,000	2,506,061
3.150%, 07/15/23	286,000	282,133
3.300%, 07/01/30	482,000	403,594
3.800%, 02/15/28	2,217,000	2,005,980
4.300%, 02/15/29	264,000	242,158
Digital Dutch Finco B.V.
1.500%, 03/15/30 (EUR)	1,550,000	1,162,246
Duke Realty L.P.
1.750%, 02/01/31	1,944,000	1,485,856

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Equinix, Inc.
2.150%, 07/15/30	1,036,000	$794,262
2.500%, 05/15/31	664,000	511,547
3.200%, 11/18/29 (f)	2,282,000	1,929,157
3.900%, 04/15/32	5,336,000	4,532,756
GLP Capital L.P. / GLP Financing II, Inc.
3.250%, 01/15/32	3,803,000	2,858,795
4.000%, 01/15/30	3,226,000	2,694,158
4.000%, 01/15/31	1,836,000	1,500,776
5.750%, 06/01/28	320,000	299,651
Invitation Homes Operating Partnership L.P.
2.300%, 11/15/28	93,000	74,538
4.150%, 04/15/32	521,000	440,278
Kimco Realty Corp.
4.600%, 02/01/33	312,000	281,708
MPT Operating Partnership L.P. / MPT Finance Corp.
5.250%, 08/01/26	45,000	41,205
National Retail Properties, Inc.
3.500%, 04/15/51	1,707,000	1,143,363
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	892,000	722,520
Prologis L.P.
2.250%, 04/15/30	257,000	209,923
Realty Income Corp.
3.250%, 01/15/31	920,000	785,067
RHP Hotel Properties L.P. / RHP Finance Corp.
4.750%, 10/15/27	377,000	327,990
Service Properties Trust
4.350%, 10/01/24	411,000	363,842
4.500%, 06/15/23 (f)	1,350,000	1,317,938
4.500%, 03/15/25	473,000	395,091
5.500%, 12/15/27	135,000	109,656
7.500%, 09/15/25 (f)	680,000	635,800
VICI Properties L.P.
4.950%, 02/15/30	4,339,000	3,921,219
5.125%, 05/15/32	968,000	858,035
5.625%, 05/15/52	354,000	292,896
VICI Properties L.P. / VICI Note Co., Inc.
3.750%, 02/15/27 (144A) (f)	1,522,000	1,333,059
4.125%, 08/15/30 (144A)	434,000	362,485
4.250%, 12/01/26 (144A)	683,000	616,472
4.500%, 09/01/26 (144A)	278,000	253,877
5.625%, 05/01/24 (144A)	965,000	948,354
5.750%, 02/01/27 (144A)	530,000	499,408
WP Carey, Inc.
2.400%, 02/01/31	612,000	469,715
XHR L.P.
4.875%, 06/01/29 (144A)	137,000	112,959

		48,909,577

Retail—0.1%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A)	68,000	59,174
Dick’s Sporting Goods, Inc.
4.100%, 01/15/52	179,000	110,617

Retail—(Continued)
InRetail Consumer
3.250%, 03/22/28 (144A)	330,000	274,725
Lowe’s Cos., Inc.
1.300%, 04/15/28	503,000	406,034
2.800%, 09/15/41	543,000	345,848
3.000%, 10/15/50	176,000	107,773
3.650%, 04/05/29	1,108,000	998,511
4.500%, 04/15/30	1,303,000	1,218,126
4.650%, 04/15/42	234,000	198,157
SRS Distribution, Inc.
4.625%, 07/01/28 (144A)	147,000	126,271

		3,845,236

Semiconductors—1.0%
Applied Materials, Inc.
2.750%, 06/01/50 (f)	659,000	428,904
Broadcom, Inc.
2.600%, 02/15/33 (144A)	390,000	278,547
3.187%, 11/15/36 (144A)	1,862,000	1,273,508
3.419%, 04/15/33 (144A)	2,743,000	2,093,502
3.469%, 04/15/34 (144A)	2,662,000	1,997,176
3.750%, 02/15/51 (144A) (f)	176,000	115,419
4.150%, 11/15/30	483,000	418,058
4.150%, 04/15/32 (144A)	905,000	756,895
4.300%, 11/15/32	1,386,000	1,163,734
4.926%, 05/15/37 (144A)	3,148,000	2,595,751
Intel Corp.
3.050%, 08/12/51 (f)	1,754,000	1,126,030
3.734%, 12/08/47	1,228,000	912,267
KLA Corp.
3.300%, 03/01/50	2,803,000	1,968,862
5.250%, 07/15/62	1,659,000	1,524,717
Lam Research Corp.
2.875%, 06/15/50	624,000	406,858
4.875%, 03/15/49	762,000	702,684
Micron Technology, Inc.
2.703%, 04/15/32	384,000	279,443
3.477%, 11/01/51	179,000	105,883
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31	4,468,000	3,357,732
2.650%, 02/15/32	1,064,000	798,207
3.250%, 11/30/51	179,000	106,950
3.400%, 05/01/30	2,069,000	1,724,281
4.300%, 06/18/29	4,553,000	4,077,045
5.000%, 01/15/33	539,000	483,739
TSMC Arizona Corp.
4.250%, 04/22/32	798,000	734,756

		29,430,948

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	748,000	604,990
3.483%, 12/01/27	556,000	498,619
4.200%, 05/01/30	751,000	662,653

		1,766,262

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.9%
Autodesk, Inc.
2.400%, 12/15/31 (f)	951,000	$739,694
3.500%, 06/15/27	996,000	922,271
Electronic Arts, Inc.
1.850%, 02/15/31	643,000	495,617
Fidelity National Information Services, Inc.
1.000%, 12/03/28 (EUR)	1,463,000	1,175,368
Fiserv, Inc.
3.500%, 07/01/29	1,007,000	876,129
Microsoft Corp.
2.525%, 06/01/50	256,000	167,256
2.921%, 03/17/52	1,210,000	853,408
Oracle Corp.
3.600%, 04/01/40	8,669,000	5,883,719
3.600%, 04/01/50	2,918,000	1,825,800
3.650%, 03/25/41	1,317,000	894,801
3.850%, 04/01/60	176,000	106,393
3.900%, 05/15/35	2,705,000	2,072,261
4.000%, 07/15/46	3,603,000	2,434,985
4.000%, 11/15/47	1,837,000	1,230,881
4.125%, 05/15/45	41,000	28,172
4.375%, 05/15/55	1,198,000	819,987
Picard Midco, Inc.
6.500%, 03/31/29 (144A)	1,090,000	920,723
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	161,000	128,758
Roper Technologies, Inc.
2.950%, 09/15/29	411,000	346,001
salesforce.com, Inc.
3.050%, 07/15/61	1,365,000	851,765
ServiceNow, Inc.
1.400%, 09/01/30	2,335,000	1,719,168
VMware, Inc.
1.800%, 08/15/28	625,000	495,487
2.200%, 08/15/31	2,535,000	1,845,139

		26,833,783

Telecommunications—2.1%
Altice France S.A.
5.500%, 01/15/28 (144A)	356,000	281,913
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	8,000,000	7,952,091
2.550%, 12/01/33 (f)	1,959,000	1,450,333
3.500%, 09/15/53	2,018,000	1,344,676
3.550%, 09/15/55	2,151,000	1,412,854
3.650%, 09/15/59	3,187,000	2,064,859
4.300%, 02/15/30	507,000	463,232
4.350%, 03/01/29	1,694,000	1,583,737
4.500%, 05/15/35	5,704,000	4,940,083
Axtel S.A.B. de CV
6.375%, 11/14/24 (144A)	451,000	315,537
Connect Finco S.a.r.l. / Connect U.S. Finco LLC
6.750%, 10/01/26 (144A)	756,000	661,161
Digicel Group Holdings, Ltd.
8.000%, 04/01/25 (144A) (h)	295,601	114,105

Telecommunications—(Continued)
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd.
8.000%, 12/31/26 (144A)	48,530	29,543
8.750%, 05/25/24 (144A)	121,567	111,234
13.000%, 12/31/25 (144A) (h)	71,453	57,078
Juniper Networks, Inc.
2.000%, 12/10/30	723,000	533,399
Kenbourne Invest S.A.
4.700%, 01/22/28 (144A)	210,000	159,635
6.875%, 11/26/24 (144A)	499,000	469,060
Level 3 Financing, Inc.
4.625%, 09/15/27 (144A)	90,000	74,482
Liquid Telecommunications Financing plc
5.500%, 09/04/26 (144A)	231,000	180,180
Motorola Solutions, Inc.
2.750%, 05/24/31	3,752,000	2,863,507
4.600%, 05/23/29	2,555,000	2,352,784
5.500%, 09/01/44	1,369,000	1,163,645
5.600%, 06/01/32	1,115,000	1,065,930
Oi S.A.
10.000%, 07/27/25 (h)	227,000	66,965
Rogers Communications, Inc.
3.800%, 03/15/32 (144A)	2,590,000	2,239,965
4.550%, 03/15/52 (144A)	2,544,000	2,029,021
T-Mobile USA, Inc.
2.625%, 04/15/26	1,949,000	1,766,223
2.625%, 02/15/29	765,000	631,615
2.875%, 02/15/31	1,836,000	1,479,522
3.300%, 02/15/51	265,000	172,647
3.400%, 10/15/52	265,000	174,950
3.600%, 11/15/60	179,000	114,882
3.875%, 04/15/30	3,276,000	2,905,863
Verizon Communications, Inc.
1.500%, 09/18/30 (f)	4,498,000	3,381,354
1.750%, 01/20/31	3,557,000	2,667,623
2.100%, 03/22/28	1,820,000	1,536,468
2.355%, 03/15/32	2,104,000	1,613,402
2.550%, 03/21/31	2,118,000	1,691,071
2.650%, 11/20/40	1,350,000	879,871
2.850%, 09/03/41	744,000	496,069
2.875%, 11/20/50	2,190,000	1,339,204
2.987%, 10/30/56	353,000	209,831
3.000%, 11/20/60	1,506,000	874,691
3.150%, 03/22/30	1,457,000	1,239,304
3.400%, 03/22/41	381,000	278,187
3.850%, 11/01/42	887,000	679,948
4.016%, 12/03/29	627,000	569,426

		60,683,160

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
3.900%, 11/19/29	457,000	399,700

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.300%, 09/15/51	1,338,000	952,795
4.400%, 03/15/42	601,000	519,456

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Burlington Northern Santa Fe LLC
4.450%, 01/15/53	635,000	$550,323
5.400%, 06/01/41	65,000	63,447
CSX Corp.
2.500%, 05/15/51	672,000	402,214
4.300%, 03/01/48	1,116,000	919,257
4.500%, 11/15/52	33,000	27,718
4.650%, 03/01/68	614,000	495,625
FedEx Corp.
4.250%, 05/15/30	349,000	316,424
Norfolk Southern Corp.
3.000%, 03/15/32 (f)	2,675,000	2,236,732
3.050%, 05/15/50 (f)	1,278,000	832,856
3.155%, 05/15/55	898,000	573,979
4.050%, 08/15/52	451,000	346,464
4.550%, 06/01/53	515,000	436,563
Simpar Europe S.A.
5.200%, 01/26/31 (144A)	520,000	366,168
Union Pacific Corp.
3.550%, 05/20/61	914,000	636,289
3.750%, 02/05/70	1,180,000	824,813
3.839%, 03/20/60	1,513,000	1,123,469
3.950%, 08/15/59	311,000	235,831
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	603,761	574,766

		12,435,189

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1.200%, 11/15/25 (144A)	673,000	584,720
1.700%, 06/15/26 (144A)	1,921,000	1,652,056
4.000%, 07/15/25 (144A)	686,000	653,817

		2,890,593

Total Corporate Bonds & Notes (Cost $962,648,071)		816,093,899

Asset-Backed Securities—11.8%

Asset-Backed - Credit Card—0.0%
Brex Commercial Charge Card Master Trust
2.090%, 07/15/24 (144A)	850,000	833,720

Asset-Backed - Home Equity—0.6%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	465,550
3.344%, 1M LIBOR + 0.260%, 05/25/37 (a)	1,045,727	210,818
Bayview Financial Revolving Asset Trust
4.113%, 1M LIBOR + 1.000%, 05/28/39 (144A) (a)	3,906,277	3,370,720
4.113%, 1M LIBOR + 1.000%, 12/28/40 (144A) (a)	193,175	193,490
Bear Stearns Asset-Backed Securities Trust
3.434%, 1M LIBOR + 0.350%, 04/25/37 (a)	2,510,988	2,421,663
4.809%, 1M LIBOR + 1.725%, 08/25/34 (a)	17,341	16,983

Asset-Backed - Home Equity—(Continued)
Citigroup Mortgage Loan Trust
3.284%, 1M LIBOR + 0.200%, 05/25/37 (a)	1,746,777	1,277,724
3.354%, 1M LIBOR + 0.270%, 05/25/37 (a)	793,463	580,662
Countrywide Home Equity Loan Trust
6.155%, 06/25/35	52,818	63,809
Credit Suisse Mortgage Capital Certificates
2.465%, 09/27/66 (144A) (a)	4,638,207	4,402,219
Home Equity Mortgage Loan Asset-Backed Trust
3.518%, 1M LIBOR + 2.025%, 07/25/34 (a)	147,021	142,678
Home Equity Mortgage Trust
5.867%, 07/25/36 (l)	483,985	59,341
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (l)	59,780	54,904
MASTR Asset-Backed Securities Trust
3.364%, 1M LIBOR + 0.280%, 05/25/37 (a)	621,846	497,560
3.604%, 1M LIBOR + 0.520%, 06/25/36 (144A) (a)	368,950	331,578
Option One Mortgage Loan Trust
3.294%, 1M LIBOR + 0.210%, 03/25/37 (a)	930,000	715,149
5.820%, 03/25/37 (l)	876,957	729,900
5.866%, 01/25/37 (l)	2,521,218	2,098,765
Yale Mortgage Loan Trust
3.484%, 1M LIBOR + 0.400%, 06/25/37 (144A) (a)	751,766	255,024

		17,888,537

Asset-Backed - Manufactured Housing—0.3%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	150,728
7.354%, 12/10/25 (a)	4,000,000	1,055,002
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	185,999
7.830%, 06/15/30 (a)	1,178,847	178,420
8.290%, 06/15/30 (a)	850,435	136,277
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (a)	1,878,862	1,754,329
Conseco Finance Corp.
6.280%, 09/01/30	56,184	56,274
6.830%, 04/01/30 (a)	114,415	102,898
6.980%, 09/01/30 (a)	866,796	804,737
7.500%, 03/01/30 (a)	374,397	161,252
7.860%, 03/01/30 (a)	349,602	156,468
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	881,709	295,755
8.060%, 09/01/29 (a)	586,391	136,768
8.200%, 05/01/31	1,611,122	556,509
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (a)	408,212	388,302
Credit-Based Asset Servicing & Securitization LLC
6.250%, 10/25/36 (144A) (l)	216,238	203,916
Greenpoint Manufactured Housing
8.290%, 12/15/29 (a)	263,715	263,307
9.230%, 12/15/29 (a)	365,091	312,593
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (a)	1,055,991	1,050,030
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	177,316	105,572
7.620%, 06/15/32 (a)	827,150	802,498

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Origen Manufactured Housing Contract Trust
4.018%, 1M LIBOR + 1.200%, 10/15/37 (144A) (a)	289,137	$293,407
7.820%, 03/15/32 (a)	242,224	216,919

		9,367,960

Asset-Backed - Other—9.9%
510 Loan Acquisition Trust
5.107%, 09/25/60 (144A) (l)	922,855	876,856
522 Funding CLO, Ltd.
5.110%, 3M LIBOR + 2.400%, 04/20/30 (144A) (a)	625,000	585,723
6.360%, 3M LIBOR + 3.650%, 04/20/30 (144A) (a)	360,000	326,737
AGL CLO, Ltd.
3.870%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	1,310,000	1,252,695
3.882%, 3M LIBOR + 1.150%, 12/02/34 (144A) (a)	1,330,000	1,268,134
AGL Core CLO, Ltd.
3.780%, 3M LIBOR + 1.070%, 04/20/33 (144A) (a)	860,000	832,308
3.860%, 3M LIBOR + 1.150%, 01/20/35 (144A) (a)	250,000	238,093
AIG CLO, Ltd.
3.830%, 3M LIBOR + 1.120%, 04/20/32 (144A) (a)	250,000	243,742
AIMCO CLO
3.612%, 3M LIBOR + 1.100%, 01/15/32 (144A) (a)	940,000	916,416
4.340%, 3M LIBOR + 1.600%, 10/17/34 (144A) (a)	250,000	234,111
Allegro CLO, Ltd.
3.812%, 3M LIBOR + 1.080%, 10/21/28 (144A) (a)	1,092,861	1,075,620
ALM, Ltd.
4.362%, 3M LIBOR + 1.850%, 10/15/29 (144A) (a)	1,220,000	1,178,965
ALME Loan Funding V B.V.
5.410%, 3M EURIBOR + 5.410%, 07/15/31 (144A) (EUR) (a)	270,000	214,690
AMMC CLO, Ltd.
3.833%, 3M LIBOR + 1.050%, 07/24/29 (144A) (a)	424,170	417,359
Anchorage Capital CLO, Ltd.
3.562%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	890,000	872,280
3.682%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	1,890,000	1,809,775
3.705%, 3M LIBOR + 1.250%, 10/13/30 (144A) (a)	835,000	821,730
3.883%, 3M LIBOR + 1.090%, 01/28/31 (144A) (a)	830,000	816,259
3.962%, 3M LIBOR + 1.450%, 01/15/30 (144A) (a)	2,410,000	2,326,788
4.293%, 3M LIBOR + 1.500%, 01/28/31 (144A) (a)	1,270,000	1,221,407
4.362%, 3M LIBOR + 1.850%, 01/15/30 (144A) (a)	1,010,000	956,749
4.543%, 3M LIBOR + 1.750%, 01/28/31 (144A) (a)	1,480,000	1,408,945
4.569%, 3M LIBOR + 1.800%, 10/27/34 (144A) (a)	1,050,000	985,655
4.605%, 3M LIBOR + 2.150%, 10/13/30 (144A) (a)	590,000	553,950
4.643%, 3M LIBOR + 1.850%, 01/28/31 (144A) (a)	1,740,000	1,614,107
6.293%, 3M LIBOR + 3.500%, 01/28/31 (144A) (a)	250,000	216,607
Antares CLO Trust
4.313%, 3M LIBOR + 1.530%, 07/25/33 (144A) (a)	1,820,000	1,735,252
Apidos CLO
4.210%, 3M LIBOR + 1.500%, 04/20/31 (144A) (a)	250,000	237,391
4.690%, 3M LIBOR + 1.950%, 07/18/29 (144A) (a)	250,000	233,022
Aqua Finance Trust
2.400%, 07/17/46 (144A)	430,000	355,502
Ares CLO, Ltd.
3.682%, 3M LIBOR + 1.170%, 10/15/30 (144A) (a)	390,000	381,850

Asset-Backed - Other—(Continued)
Ares European CLO XII DAC
1.747%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	266,128
Ares LII CLO, Ltd.
3.809%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	1,330,000	1,291,780
Ares LIX CLO, Ltd.
3.813%, 3M LIBOR + 1.030%, 04/25/34 (144A) (a)	250,000	239,239
Ares LVI CLO, Ltd.
3.943%, 3M LIBOR + 1.160%, 10/25/34 (144A) (a)	350,000	334,886
9.283%, 3M LIBOR + 6.500%, 10/25/34 (144A) (a)	280,000	236,416
ARM Master Trust Corp.
2.430%, 11/15/27 (144A)	370,000	338,228
Armada Euro CLO IV DAC
3.300%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (a)	250,000	211,588
Assurant CLO, Ltd.
3.750%, 3M LIBOR + 1.040%, 04/20/31 (144A) (a)	500,000	487,902
Avoca CLO
1.300%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	130,432
2.900%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	194,671
Babson CLO, Ltd.
4.110%, 3M LIBOR + 1.400%, 01/20/31 (144A) (a)	250,000	236,979
Bain Capital Credit CLO
4.210%, 3M LIBOR + 1.500%, 07/20/30 (144A) (a)	250,000	235,729
4.338%, 3M LIBOR + 1.600%, 07/19/31 (144A) (a)	250,000	238,747
5.883%, 3M LIBOR + 3.100%, 07/24/34 (144A) (a)	250,000	215,640
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	100,000	92,370
Bardot CLO, Ltd.
5.759%, 3M LIBOR + 3.000%, 10/22/32 (144A) (a)	250,000	216,605
Barings CLO, Ltd.
3.780%, 3M LIBOR + 1.070%, 04/20/31 (144A) (a)	250,000	243,118
3.900%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	870,000	855,146
Battalion CLO, Ltd.
3.692%, 3M LIBOR + 1.180%, 07/15/34 (144A) (a)	730,000	700,159
3.810%, 3M LIBOR + 1.070%, 07/18/30 (144A) (a)	1,285,000	1,257,779
3.953%, 3M LIBOR + 1.170%, 01/25/35 (144A) (a)	6,220,000	5,934,801
4.262%, 3M LIBOR + 1.750%, 10/15/36 (144A) (a)	298,000	277,586
4.290%, 3M LIBOR + 1.550%, 07/18/30 (144A) (a)	642,000	606,977
4.333%, 3M LIBOR + 1.550%, 01/25/35 (144A) (a)	480,000	450,603
4.503%, 3M LIBOR + 1.720%, 04/24/34 (144A) (a)	250,000	234,875
8.860%, 3M LIBOR + 6.150%, 10/20/31 (144A) (a)	250,000	210,475
Benefit Street Partners CLO, Ltd.
3.800%, 3M LIBOR + 1.090%, 04/20/31 (144A) (a)	1,030,000	1,007,162
3.810%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	2,000,000	1,954,600
3.900%, 3M LIBOR + 1.190%, 07/20/34 (144A) (a)	3,800,000	3,628,913
4.360%, 3M LIBOR + 1.650%, 07/20/29 (144A) (a)	290,000	280,703
4.512%, 3M LIBOR + 2.000%, 10/15/30 (144A) (a)	270,000	249,439
9.262%, 3M LIBOR + 6.750%, 07/15/34 (144A) (a)	250,000	211,953
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	107,407
BlueMountain CLO, Ltd.
3.772%, 3M LIBOR + 1.260%, 04/15/34 (144A) (a)	100,000	96,712
3.939%, 3M LIBOR + 1.180%, 10/22/30 (144A) (a)	745,093	731,745
4.012%, 3M LIBOR + 1.500%, 07/15/31 (144A) (a)	660,000	628,041

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BlueMountain CLO, Ltd.
5.234%, 3M LIBOR + 2.250%, 08/20/32 (144A) (a)	260,000	$241,785
BlueMountain EUR CLO DAC
1.750%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	490,543
Bridge Street CLO II, Ltd.
3.940%, 3M LIBOR + 1.230%, 07/20/34 (144A) (a)	250,000	239,423
Buttermilk Park CLO, Ltd.
3.612%, 3M LIBOR + 1.100%, 10/15/31 (144A) (a)	250,000	244,158
C-BASS Trust
3.404%, 1M LIBOR + 0.320%, 10/25/36 (a)	168,268	115,876
Canyon Capital CLO, Ltd.
3.612%, 3M LIBOR + 1.100%, 04/15/32 (144A) (a)	460,000	446,612
4.212%, 3M LIBOR + 1.700%, 01/15/34 (144A) (a)	290,000	272,513
Carlyle Global Market Strategies CLO, Ltd.
3.710%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	967,060	945,665
Carlyle U.S. CLO, Ltd.
3.672%, 3M LIBOR + 1.160%, 07/15/34 (144A) (a)	610,000	584,589
3.692%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	1,550,000	1,521,464
3.860%, 3M LIBOR + 1.150%, 10/20/34 (144A) (a)	710,000	680,614
Carrington Mortgage Loan Trust
3.244%, 1M LIBOR + 0.160%, 10/25/36 (a)	172,088	165,111
CarVal CLO, Ltd.
5.910%, 3M LIBOR + 3.200%, 04/20/32 (144A) (a)	870,000	767,752
CBAM, Ltd.
3.960%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	2,000,000	1,971,430
Cedar Funding CLO, Ltd.
3.690%, 3M LIBOR + 0.980%, 04/20/31 (144A) (a)	380,000	371,026
3.760%, 3M LIBOR + 1.050%, 04/20/34 (144A) (a)	3,020,000	2,884,251
3.790%, 3M LIBOR + 1.080%, 04/20/34 (144A) (a)	535,000	505,064
3.840%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	770,000	752,819
4.060%, 3M LIBOR + 1.350%, 04/20/34 (144A) (a)	510,000	465,564
4.393%, 3M LIBOR + 1.350%, 05/29/32 (144A) (a)	250,000	236,679
Chase Funding Trust
6.333%, 04/25/32 (l)	67,253	66,403
CIFC Funding, Ltd.
3.562%, 3M LIBOR + 1.050%, 07/15/33 (144A) (a)	1,100,000	1,065,757
3.652%, 3M LIBOR + 1.140%, 07/15/34 (144A) (a)	280,000	268,205
3.662%, 3M LIBOR + 1.150%, 07/15/36 (144A) (a)	250,000	239,578
3.740%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	1,289,000	1,260,973
3.742%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	1,109,288	1,091,424
3.840%, 3M LIBOR + 1.130%, 10/20/34 (144A) (a)	1,190,000	1,139,943
4.369%, 3M LIBOR + 1.600%, 04/27/31 (144A) (a)	250,000	239,234
4.490%, 3M LIBOR + 1.750%, 07/16/30 (144A) (a)	250,000	239,957
Citigroup Mortgage Loan Trust
3.254%, 1M LIBOR + 0.170%, 07/25/45 (a)	614,251	454,868
Clear Creek CLO
3.910%, 3M LIBOR + 1.200%, 10/20/30 (144A) (a)	250,000	245,020
Clontarf Park CLO DAC
3.302%, 3M EURIBOR + 3.050%, 08/05/30 (EUR) (a)	310,000	274,169
Countrywide Asset-Backed Certificates
3.244%, 1M LIBOR + 0.160%, 09/25/46 (a)	12,141	12,072
3.304%, 1M LIBOR + 0.220%, 12/25/25 (a)	5	42
3.344%, 1M LIBOR + 0.260%, 12/25/36 (a)	289,750	263,730

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates
4.493%, 04/25/36 (a)	814,998	695,874
Countrywide Revolving Home Equity Loan Resecuritization Trust
3.118%, 1M LIBOR + 0.300%, 12/15/33 (144A) (a)	136,023	135,207
Countrywide Revolving Home Equity Loan Trust
2.968%, 1M LIBOR + 0.150%, 11/15/36 (a)	187,435	178,344
2.998%, 1M LIBOR + 0.180%, 05/15/35 (a)	77,100	75,475
Credit-Based Asset Servicing & Securitization LLC
3.022%, 12/25/36 (l)	151,322	125,527
Crown Point CLO 10, Ltd.
3.880%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	620,000	593,387
CVC Cordatus Loan Fund DAC
1.691%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	218,084
Diameter Capital CLO, Ltd.
3.752%, 3M LIBOR + 1.240%, 07/15/36 (144A) (a)	250,000	237,648
Dryden 45 Senior Loan Fund
4.212%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	540,000	517,063
Dryden 87 CLO, Ltd.
4.084%, 3M LIBOR + 1.100%, 05/20/34 (144A) (a)	400,000	382,903
Dryden CLO, Ltd.
3.632%, 3M LIBOR + 1.120%, 01/15/31 (144A) (a)	6,020,000	5,919,075
4.104%, 3M LIBOR + 1.120%, 05/20/34 (144A) (a)	610,000	582,762
4.340%, 3M LIBOR + 1.600%, 07/18/30 (144A) (a)	250,000	237,601
Dryden Senior Loan Fund
3.750%, 3M LIBOR + 1.040%, 04/20/34 (144A) (a)	910,000	864,445
4.105%, 3M LIBOR + 1.200%, 08/15/30 (144A) (a)	2,205,000	2,168,973
Eaton Vance CLO, Ltd.
4.712%, 3M LIBOR + 2.200%, 10/15/30 (144A) (a)	710,000	654,558
9.012%, 3M LIBOR + 6.500%, 04/15/31 (144A) (a)	500,000	431,311
Elmwood CLO II, Ltd.
3.860%, 3M LIBOR + 1.150%, 04/20/34 (144A) (a)	750,000	723,763
4.360%, 3M LIBOR + 1.650%, 04/20/34 (144A) (a)	250,000	235,185
9.510%, 3M LIBOR + 6.800%, 04/20/34 (144A) (a)	250,000	210,642
Elmwood CLO X, Ltd.
3.750%, 3M LIBOR + 1.040%, 10/20/34 (144A) (a)	1,220,000	1,177,004
Elmwood CLO, Ltd.
3.860%, 3M LIBOR + 1.150%, 01/20/35 (144A) (a)	250,000	238,949
4.660%, 3M LIBOR + 1.950%, 10/20/34 (144A) (a)	250,000	229,175
Euro-Galaxy CLO
3.395%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	238,132
Fairstone Financial Issuance Trust
3.735%, 10/20/39 (144A) (CAD)	323,000	221,675
Fidelity Grand Harbour CLO DAC
3.600%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (a)	250,000	199,564
First Franklin Mortgage Loan Trust
3.234%, 1M LIBOR + 0.150%, 12/25/36 (a)	1,675,950	1,561,631
3.364%, 1M LIBOR + 0.280%, 12/25/36 (a)	3,944,816	1,831,671
3.504%, 1M LIBOR + 0.420%, 12/25/36 (a)	7,256,735	3,385,459
Flatiron CLO, Ltd.
3.692%, TSFR3M + 1.212%, 04/17/31 (144A) (a)	270,000	264,022
3.848%, 3M LIBOR + 1.110%, 07/19/34 (144A) (a)	2,390,000	2,281,843
Foundation Finance Trust
2.190%, 01/15/42 (144A)	896,451	819,376

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Fremont Home Loan Trust
3.364%, 1M LIBOR + 0.280%, 02/25/37 (a)	728,245	$553,062
FS Rialto
4.189%, 1M LIBOR + 1.250%, 11/16/36 (144A) (a)	566,000	540,987
Galaxy CLO, Ltd.
3.612%, 3M LIBOR + 1.100%, 07/15/31 (144A) (a)	250,000	244,396
3.940%, 3M LIBOR + 1.200%, 04/16/34 (144A) (a)	660,000	636,121
Generate CLO, Ltd.
3.960%, 3M LIBOR + 1.250%, 10/20/29 (144A) (a)	609,014	600,480
4.460%, 3M LIBOR + 1.750%, 10/20/29 (144A) (a)	850,000	821,723
5.209%, 3M LIBOR + 2.450%, 01/22/35 (144A) (a)	250,000	226,766
6.259%, 3M LIBOR + 3.500%, 01/22/35 (144A) (a)	250,000	222,308
Gilbert Park CLO, Ltd.
5.462%, 3M LIBOR + 2.950%, 10/15/30 (144A) (a)	861,000	772,207
GoldentTree Loan Management U.S. CLO, Ltd.
3.840%, 3M LIBOR + 1.130%, 10/20/34 (144A) (a)	910,000	873,184
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	403,000	351,124
Golub Capital BDC CLO LLC
5.312%, 3M LIBOR + 2.800%, 04/15/33 (144A) (a)	250,000	224,436
Golub Capital Partners CLO 58B, Ltd.
3.963%, 3M LIBOR + 1.180%, 01/25/35 (144A) (a)	270,000	257,090
Gracie Point International Funding
3.964%, 1M LIBOR + 1.400%, 11/01/23 (144A) (a)	120,000	119,220
4.964%, 1M LIBOR + 2.400%, 11/01/23 (144A) (a)	160,000	158,489
Great Lakes CLO, Ltd.
4.072%, 3M LIBOR + 1.560%, 07/15/31 (144A) (a)	730,000	712,705
4.212%, 3M LIBOR + 1.700%, 04/15/33 (144A) (a)	420,000	394,309
Grippen Park CLO, Ltd.
6.010%, 3M LIBOR + 3.300%, 01/20/30 (144A) (a)	250,000	225,647
Gulf Stream Meridian, Ltd.
3.712%, 3M LIBOR + 1.200%, 07/15/34 (144A) (a)	1,860,000	1,782,591
4.312%, 3M LIBOR + 1.800%, 07/15/34 (144A) (a)	250,000	234,811
8.862%, 3M LIBOR + 6.350%, 07/15/34 (144A) (a)	250,000	206,303
Henley CLO DAC
1.495%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	86,561
Highbridge Loan Management, Ltd.
3.850%, 3M LIBOR + 1.140%, 04/20/34 (144A) (a)	1,160,000	1,110,104
3.920%, 3M LIBOR + 1.180%, 07/18/29 (144A) (a)	500,000	492,768
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,381,067	1,187,810
HPS Loan Management, Ltd.
3.832%, 3M LIBOR + 1.000%, 02/05/31 (144A) (a)	1,380,565	1,350,463
ICG U.S. CLO, Ltd.
3.878%, 3M LIBOR + 1.140%, 10/19/28 (144A) (a)	892,623	880,684
Invesco Euro CLO V DAC
3.800%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	82,105
Jamestown CLO XII, Ltd.
4.860%, 3M LIBOR + 2.150%, 04/20/32 (144A) (a)	260,000	248,734
Knollwood CDO, Ltd.
5.591%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (a)	1,061,398	106
LCM, Ltd.
3.582%, 3M LIBOR + 1.070%, 04/15/31 (144A) (a)	250,000	241,663
3.750%, 3M LIBOR + 1.040%, 10/20/27 (144A) (a)	370,536	367,032
3.780%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	2,590,000	2,542,709

Asset-Backed - Other—(Continued)
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	1,047,383	975,569
Lehman ABS Mortgage Loan Trust
3.174%, 1M LIBOR + 0.090%, 06/25/37 (144A) (a)	133,737	94,410
Lendmark Funding Trust
3.090%, 04/20/32 (144A)	170,000	128,964
LoanCore Issuer, Ltd.
3.948%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	8,803	8,786
Loanpal Solar Loan, Ltd.
2.290%, 01/20/48 (144A)	909,058	745,627
2.750%, 07/20/47 (144A)	957,929	792,673
Logan CLO, Ltd.
3.870%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	730,000	701,201
Long Beach Mortgage Loan Trust
3.384%, 1M LIBOR + 0.300%, 06/25/36 (a)	475,798	238,965
3.404%, 1M LIBOR + 0.320%, 08/25/36 (a)	537,936	226,825
Longfellow Place CLO, Ltd.
4.262%, 3M LIBOR + 1.750%, 04/15/29 (144A) (a)	250,000	244,253
Madison Park Euro Funding DAC
3.200%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (a)	250,000	195,570
3.600%, 3M EURIBOR + 3.600%, 07/15/32 (144A) (EUR) (a)	250,000	206,487
Madison Park Funding, Ltd.
4.010%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	2,030,000	2,000,060
3.582%, 3M LIBOR + 1.070%, 07/15/33 (144A) (a)	350,000	339,535
3.632%, 3M LIBOR + 1.120%, 07/15/34 (144A) (a)	790,000	757,278
3.672%, 3M LIBOR + 0.940%, 10/21/30 (144A) (a)	5,000,000	4,900,750
3.679%, 3M LIBOR + 0.920%, 01/22/28 (144A) (a)	1,011,044	994,321
3.688%, 3M LIBOR + 0.950%, 04/19/30 (144A) (a)	1,264,209	1,244,872
3.700%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	550,000	535,208
3.860%, 3M LIBOR + 1.120%, 07/17/34 (144A) (a)	860,000	821,490
4.409%, 3M LIBOR + 1.650%, 04/22/27 (144A) (a)	1,119,000	1,060,787
4.433%, 3M LIBOR + 1.650%, 04/25/29 (144A) (a)	250,000	239,518
4.769%, 3M LIBOR + 2.000%, 07/27/31 (144A) (a)	250,000	233,135
8.988%, 3M LIBOR + 6.250%, 10/19/34 (144A) (a)	250,000	216,728
Marble Point CLO, Ltd.
3.920%, 3M LIBOR + 1.180%, 12/18/30 (144A) (a)	580,000	569,489
Mariner CLO LLC
3.773%, 3M LIBOR + 0.990%, 07/23/29 (144A) (a)	245,397	241,398
4.283%, 3M LIBOR + 1.500%, 07/23/29 (144A) (a)	522,000	500,474
4.833%, 3M LIBOR + 2.050%, 07/23/29 (144A) (a)	1,015,000	955,686
Mariner Finance Issuance Trust
3.420%, 11/20/36 (144A)	100,000	76,738
3.510%, 07/20/32 (144A)	560,000	528,890
4.010%, 07/20/32 (144A)	490,000	458,030
4.680%, 11/20/36 (144A)	400,000	296,666
Merrill Lynch First Franklin Mortgage Loan Trust
3.564%, 1M LIBOR + 0.240%, 05/25/37 (a)	7,871,818	6,081,680
Mill City Solar Loan, Ltd.
3.690%, 07/20/43 (144A)	1,115,010	1,012,999
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	160,461	138,316
2.880%, 09/20/40 (144A)	127,293	110,376

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MP CLO, Ltd.
3.960%, 3M LIBOR + 1.250%, 10/20/30 (144A) (a)	1,010,000	$988,521
Neuberger Berman Loan Advisers CLO, Ltd.
3.552%, 3M LIBOR + 1.040%, 04/15/34 (144A) (a)	440,000	421,034
3.660%, 3M LIBOR + 0.920%, 10/18/30 (144A) (a)	1,770,000	1,733,317
3.840%, 3M LIBOR + 1.100%, 07/16/35 (144A) (a)	680,000	650,610
4.160%, 3M LIBOR + 1.450%, 07/20/31 (144A) (a)	250,000	236,796
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.484%, 1M LIBOR + 0.400%, 10/25/36 (144A) (a)	79,298	88,785
OAK Hill European Credit Partners V Designated Activity Co.
1.942%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (a)	250,000	220,604
OCP CLO, Ltd.
3.428%, 3M LIBOR + 1.000%, 04/10/33 (144A) (a)	250,000	241,859
3.800%, 3M LIBOR + 1.090%, 07/20/32 (144A) (a)	500,000	483,729
3.846%, 3M LIBOR + 1.080%, 04/26/31 (144A) (a)	160,000	156,178
3.890%, 3M LIBOR + 1.180%, 12/02/34 (144A) (a)	330,000	315,212
4.166%, 3M LIBOR + 1.400%, 04/26/31 (144A) (a)	180,000	172,475
4.683%, 3M LIBOR + 1.900%, 04/24/29 (144A) (a)	911,000	879,230
4.934%, 3M LIBOR + 1.950%, 11/20/30 (144A) (a)	250,000	229,935
Octagon 54, Ltd.
5.562%, 3M LIBOR + 3.050%, 07/15/34 (144A) (a)	250,000	217,208
Octagon Investment Partners, Ltd.
3.700%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	2,210,000	2,155,435
3.760%, 3M LIBOR + 1.020%, 07/17/30 (144A) (a)	3,370,000	3,289,939
3.783%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	3,670,000	3,595,389
3.860%, 3M LIBOR + 1.150%, 07/20/34 (144A) (a)	1,170,000	1,114,811
3.900%, 3M LIBOR + 1.190%, 01/20/31 (144A) (a)	250,000	246,089
4.088%, 3M LIBOR + 1.350%, 07/19/30 (144A) (a)	250,000	241,254
4.363%, 3M LIBOR + 1.580%, 07/25/30 (144A) (a)	250,000	237,880
OHA Credit Funding, Ltd.
3.850%, 3M LIBOR + 1.140%, 07/02/35 (144A) (a)	550,000	529,704
3.882%, 3M LIBOR + 1.150%, 04/21/34 (144A) (a)	2,340,000	2,261,816
3.909%, 3M LIBOR + 1.150%, 10/22/36 (144A) (a)	250,000	239,671
4.360%, 3M LIBOR + 1.650%, 07/02/35 (144A) (a)	343,000	322,255
OHA Loan Funding, Ltd.
3.888%, 3M LIBOR + 1.150%, 01/19/37 (144A) (a)	500,000	478,800
3.998%, 3M LIBOR + 1.040%, 05/23/31 (144A) (a)	5,670,000	5,546,887
OneMain Financial Issuance Trust
3.140%, 10/14/36 (144A)	3,280,000	2,914,972
3.840%, 05/14/32 (144A)	1,500,936	1,491,684
Oportun Issuance Trust
1.960%, 05/08/31 (144A)	170,000	150,876
2.180%, 10/08/31 (144A)	2,500,000	2,206,598
2.670%, 10/08/31 (144A)	1,191,000	1,045,226
3.610%, 10/08/31 (144A)	383,000	328,460
3.650%, 05/08/31 (144A)	100,000	90,380
Owl Rock CLO VI, Ltd.
4.977%, 3M LIBOR + 1.450%, 06/21/32 (144A) (a)	250,000	240,107
OZLM Funding, Ltd.
4.009%, 3M LIBOR + 1.250%, 10/22/30 (144A) (a)	10,503,398	10,317,740
OZLM XXII, Ltd.
3.810%, 3M LIBOR + 1.070%, 01/17/31 (144A) (a)	249,683	244,700

Asset-Backed - Other—(Continued)
OZLM, Ltd.
3.532%, 3M LIBOR + 1.020%, 04/15/31 (144A) (a)	520,000	506,950
4.610%, 3M LIBOR + 1.900%, 01/20/31 (144A) (a)	320,000	292,913
Palmer Square CLO, Ltd.
3.662%, 3M LIBOR + 1.150%, 01/15/35 (144A) (a)	250,000	239,672
3.738%, 3M LIBOR + 1.000%, 10/17/31 (144A) (a)	560,000	545,241
3.770%, 3M LIBOR + 1.030%, 04/18/31 (144A) (a)	1,040,000	1,016,957
3.840%, 3M LIBOR + 1.100%, 07/16/31 (144A) (a)	1,240,000	1,211,821
3.870%, 3M LIBOR + 1.130%, 01/17/31 (144A) (a)	1,312,000	1,288,517
3.985%, 3M LIBOR + 1.080%, 11/15/31 (144A) (a)	250,000	243,571
4.114%, 3M LIBOR + 1.130%, 05/21/34 (144A) (a)	4,195,000	4,024,964
4.684%, 3M LIBOR + 1.700%, 05/21/34 (144A) (a)	250,000	235,236
8.340%, 3M LIBOR + 5.600%, 07/16/31 (144A) (a)	250,000	212,702
Palmer Square Loan Funding, Ltd.
4.334%, 3M LIBOR + 1.350%, 02/20/28 (144A) (a)	980,000	950,968
7.512%, 3M LIBOR + 5.000%, 10/15/29 (144A) (a)	270,000	224,832
Parallel, Ltd.
4.460%, 3M LIBOR + 1.750%, 07/20/27 (144A) (a)	350,000	338,008
Park Avenue Institutional Advisers CLO, Ltd.
4.145%, 3M LIBOR + 1.240%, 02/14/34 (144A) (a)	1,050,000	1,011,522
4.455%, 3M LIBOR + 1.550%, 02/14/34 (144A) (a)	730,000	677,103
10.010%, 3M LIBOR + 7.300%, 01/20/34 (144A) (a)	250,000	203,707
Pikes Peak CLO
3.880%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,180,000	1,130,822
3.963%, 3M LIBOR + 1.180%, 07/24/31 (144A) (a)	250,000	245,011
Post CLO, Ltd.
5.690%, 3M LIBOR + 2.950%, 04/16/31 (144A) (a)	250,000	221,866
Pretium Mortgage Credit Partners LLC
2.487%, 07/25/51 (144A) (l)	1,985,798	1,847,558
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,570,157
4.000%, 08/24/49 (144A)	241,775	227,631
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	423,467
3.395%, 04/19/38 (144A)	967,000	825,620
3.407%, 05/17/38 (144A)	1,340,000	1,147,694
3.436%, 05/17/26 (144A)	1,070,000	916,206
3.666%, 12/17/40 (144A)	348,000	277,052
4.053%, 11/17/40 (144A)	221,000	175,014
4.608%, 12/17/40 (144A)	1,406,000	1,157,468
Race Point CLO, Ltd.
3.452%, 3M LIBOR + 0.940%, 10/15/30 (144A) (a)	789,000	773,997
Rad CLO, Ltd.
3.592%, 3M LIBOR + 1.080%, 10/15/31 (144A) (a)	540,000	523,775
3.800%, 3M LIBOR + 1.090%, 01/20/34 (144A) (a)	250,000	242,431
4.062%, 3M LIBOR + 1.550%, 04/15/32 (144A) (a)	250,000	236,109
5.262%, 3M LIBOR + 2.750%, 04/15/32 (144A) (a)	250,000	221,807
5.583%, 3M LIBOR + 2.800%, 04/25/32 (144A) (a)	250,000	239,155
Regatta VI Funding, Ltd.
3.870%, 3M LIBOR + 1.160%, 04/20/34 (144A) (a)	760,000	718,702
Regatta VII Funding, Ltd.
4.677%, 3M LIBOR + 1.150%, 06/20/34 (144A) (a)	280,000	268,239
Regatta XVI Funding, Ltd.
4.562%, 3M LIBOR + 2.050%, 01/15/33 (144A) (a)	250,000	238,315

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	$142,126
3.875%, 10/17/33	3,710,000	3,339,000
Republic Finance Issuance Trust
2.300%, 12/22/31 (144A)	2,250,000	2,022,710
2.800%, 12/22/31 (144A)	500,000	439,032
3.530%, 12/22/31 (144A)	170,000	148,372
Riserva CLO, Ltd.
3.800%, 3M LIBOR + 1.060%, 01/18/34 (144A) (a)	940,000	899,515
Rockford Tower CLO, Ltd.
3.810%, 3M LIBOR + 1.100%, 04/20/34 (144A) (a)	1,856,000	1,757,296
3.880%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,260,000	1,204,998
3.900%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	3,405,000	3,341,568
4.012%, 3M LIBOR + 1.500%, 10/15/29 (144A) (a)	1,781,000	1,694,821
4.360%, 3M LIBOR + 1.650%, 04/20/34 (144A) (a)	1,160,000	1,074,862
4.634%, 3M LIBOR + 1.650%, 08/20/32 (144A) (a)	250,000	232,961
5.362%, 3M LIBOR + 2.850%, 10/15/29 (144A) (a)	939,000	858,620
Romark CLO, Ltd.
5.628%, 3M LIBOR + 3.200%, 07/10/34 (144A) (a)	310,000	268,179
7.428%, 3M LIBOR + 5.000%, 07/10/34 (144A) (a)	250,000	211,967
Romark WM-R, Ltd.
3.740%, 3M LIBOR + 1.030%, 04/20/31 (144A) (a)	247,404	242,032
RR 1 LLC
3.662%, 3M LIBOR + 1.150%, 07/15/35 (144A) (a)	1,620,000	1,553,779
RR, Ltd.
3.602%, 3M LIBOR + 1.090%, 01/15/30 (144A) (a)	860,000	842,613
4.162%, 3M LIBOR + 1.650%, 10/15/31 (144A) (a)	250,000	239,317
RRE 9 Loan Management DAC
1.700%, 3M EURIBOR + 1.700%, 10/15/36 (144A) (EUR) (a)	560,000	490,484
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	1,043,613	943,128
SG Mortgage Securities Trust
3.294%, 1M LIBOR + 0.210%, 10/25/36 (a)	570,000	431,421
Signal Peak CLO, Ltd.
3.900%, 3M LIBOR + 1.160%, 04/17/34 (144A) (a)	3,750,000	3,600,720
4.210%, 3M LIBOR + 1.500%, 04/20/29 (144A) (a)	1,412,000	1,360,805
4.540%, 3M LIBOR + 1.800%, 04/17/34 (144A) (a)	490,000	457,472
Silver Creek CLO, Ltd.
3.950%, 3M LIBOR + 1.240%, 07/20/30 (144A) (a)	1,535,423	1,510,151
Sixth Street CLO, Ltd
3.810%, 3M LIBOR + 1.100%, 07/20/34 (144A) (a)	2,890,000	2,764,100
Sound Point CLO, Ltd.
3.682%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	4,840,000	4,559,372
3.683%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	203,538	199,519
3.836%, 3M LIBOR + 1.070%, 01/26/31 (144A) (a)	500,000	490,173
4.063%, 3M LIBOR + 1.280%, 01/25/32 (144A) (a)	350,000	342,462
4.760%, 3M LIBOR + 2.050%, 10/20/28 (144A) (a)	780,000	737,029
6.060%, 3M LIBOR + 3.350%, 07/20/34 (144A) (a)	250,000	213,697
Soundview Home Loan Trust
3.879%, 1M LIBOR + 0.795%, 01/25/35 (a)	15,175	13,475
Steele Creek CLO, Ltd.
3.762%, 3M LIBOR + 1.250%, 10/15/30 (144A) (a)	670,000	654,684
Symphony CLO, Ltd.
3.790%, 3M LIBOR + 1.080%, 04/20/33 (144A) (a)	398,000	386,108
4.112%, 3M LIBOR + 1.600%, 01/15/34 (144A) (a)	250,000	237,326

Asset-Backed - Other—(Continued)
TCI-Flatiron CLO, Ltd.
3.902%, 3M LIBOR + 0.960%, 11/18/30 (144A) (a)	680,000	661,398
TCW CLO AMR, Ltd.
4.142%, 3M LIBOR + 1.220%, 08/16/34 (144A) (a)	250,000	237,549
TIAA CLO, Ltd.
3.890%, 3M LIBOR + 1.150%, 01/16/31 (144A) (a)	571,000	560,733
TICP CLO, Ltd.
3.632%, 3M LIBOR + 1.120%, 01/15/34 (144A) (a)	820,000	789,329
3.682%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	250,000	239,683
4.012%, 3M LIBOR + 1.500%, 01/15/34 (144A) (a)	1,050,000	981,777
9.562%, 3M LIBOR + 7.050%, 04/15/33 (144A) (a)	250,000	222,289
Trestles CLO, Ltd.
3.880%, 3M LIBOR + 1.170%, 10/20/34 (144A) (a)	1,190,000	1,136,637
3.902%, 3M LIBOR + 1.170%, 07/21/34 (144A) (a)	1,170,000	1,119,801
4.040%, 3M LIBOR + 1.330%, 01/20/33 (144A) (a)	1,170,000	1,137,854
4.560%, 3M LIBOR + 1.850%, 01/20/33 (144A) (a)	520,000	495,133
5.683%, 3M LIBOR + 2.900%, 04/25/32 (144A) (a)	250,000	221,686
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	244,983
4.960%, 05/17/37 (144A)	180,000	169,254
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	680,666
4.133%, 07/17/38 (144A)	639,000	543,252
Trinitas CLO, Ltd.
4.140%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	160,000	153,274
4.783%, 3M LIBOR + 2.000%, 01/25/34 (144A) (a)	560,000	531,582
5.783%, 3M LIBOR + 3.000%, 01/25/34 (144A) (a)	400,000	370,752
Venture CLO, Ltd.
3.810%, 3M LIBOR + 1.070%, 07/18/31 (144A) (a)	420,000	410,617
VOLT CVI LLC
2.734%, 12/26/51 (144A) (l)	2,086,142	1,922,281
Voya CLO, Ltd.
3.572%, 3M LIBOR + 1.060%, 04/15/31 (144A) (a)	1,989,000	1,943,641
3.642%, 3M LIBOR + 1.130%, 10/15/30 (144A) (a)	1,020,000	1,000,266
3.750%, 3M LIBOR + 1.040%, 04/20/34 (144A) (a)	357,000	342,175
Voya Euro CLO DAC
1.750%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	298,994
3.100%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (a)	250,000	194,002
Washington Mutual Asset-Backed Certificates Trust
3.239%, 1M LIBOR + 0.155%, 10/25/36 (a)	554,026	440,452
3.264%, 1M LIBOR + 0.360%, 09/25/36 (a)	1,738,476	553,379
Whitebox CLO, Ltd.
5.833%, 3M LIBOR + 3.050%, 07/24/32 (144A) (a)	500,000	448,660
5.862%, 3M LIBOR + 3.350%, 10/15/34 (144A) (a)	250,000	223,010
9.183%, 3M LIBOR + 6.400%, 07/24/32 (144A) (a)	250,000	209,051
9.362%, 3M LIBOR + 6.850%, 10/15/34 (144A) (a)	250,000	215,755
Woodmont Trust
4.380%, 3M LIBOR + 1.670%, 04/20/33 (144A) (a)	1,570,000	1,492,436

		280,144,536

Asset-Backed - Student Loan—1.0%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	190,000	162,809
2.720%, 06/25/52 (144A)	100,000	85,035

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
College Avenue Student Loans LLC
4.110%, 07/26/55 (144A)	100,000	$83,715
Navient Private Education Loan Trust
3.718%, 1M LIBOR + 0.900%, 11/15/68 (144A) (a)	389,476	384,034
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	280,000	251,567
2.690%, 07/15/69 (144A)	450,000	378,732
3.480%, 04/15/60 (144A)	710,000	595,653
4.000%, 04/15/60 (144A)	230,000	194,256
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,638,361
2.680%, 04/20/62 (144A)	3,120,000	2,481,609
2.850%, 04/20/62 (144A)	3,661,000	2,892,159
2.900%, 04/20/62 (144A)	1,640,000	1,321,868
3.360%, 04/20/62 (144A)	110,000	85,519
3.500%, 04/20/62 (144A)	170,000	137,560
3.570%, 04/20/62 (144A)	870,000	694,291
3.750%, 04/20/62 (144A)	2,130,000	1,711,554
4.380%, 04/20/62 (144A)	100,000	78,897
4.440%, 04/20/62 (144A)	160,000	126,809
4.750%, 04/20/62 (144A)	260,000	213,582
4.930%, 04/20/62 (144A)	860,000	714,674
Prodigy Finance DAC
4.334%, 1M LIBOR + 1.250%, 07/25/51 (144A) (a)	782,175	763,169
5.584%, 1M LIBOR + 2.500%, 07/25/51 (144A) (a)	250,000	246,556
Scholar Funding Trust
3.763%, 1M LIBOR + 0.650%, 01/30/45 (144A) (a)	3,024,872	2,950,578
SLM Private Credit Student Loan Trust
3.623%, 3M LIBOR + 0.330%, 03/15/24 (a)	350,985	349,356
SLM Private Education Loan Trust
7.568%, 1M LIBOR + 4.750%, 10/15/41 (144A) (a)	2,998,157	3,231,658
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	150,000	128,818
2.990%, 01/15/53 (144A)	2,040,000	1,720,180
3.000%, 01/15/53 (144A)	120,000	109,194
3.500%, 12/17/40 (144A)	1,340,000	1,265,399
3.860%, 01/15/53 (144A)	1,560,000	1,392,970
3.930%, 01/15/53 (144A)	100,000	88,674

		26,479,236

Total Asset-Backed Securities (Cost $358,165,085)		334,713,989

Mortgage-Backed Securities—7.0%

Collateralized Mortgage Obligations—3.1%
Agate Bay Mortgage Trust
3.522%, 06/25/45 (144A) (a)	104,000	88,595
3.544%, 04/25/45 (144A) (a)	150,000	130,872
3.691%, 01/25/45 (144A) (a)	130,000	117,457
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	49,996	36,477
Zero Coupon, 12/25/57 (144A) (a)	36,228	28,982
Zero Coupon, 04/25/58 (144A)	22,230	22,421
Zero Coupon, 06/25/58 (144A) (a)	1,890	1,833
Zero Coupon, 08/25/58 (144A) (a)	6,454	4,460

Collateralized Mortgage Obligations—(Continued)
Ajax Mortgage Loan Trust
Zero Coupon, 11/25/58 (144A)	73,841	48,206
Zero Coupon, 09/25/59 (144A)	2,292,818	1,650,007
Zero Coupon, 11/25/59 (144A)	967,110	907,431
Zero Coupon, 12/25/59 (144A)	1,720,803	1,090,287
1.740%, 12/25/60 (144A) (a)	4,289,096	3,630,108
1.875%, 06/25/61 (144A) (a)	7,671,373	6,981,550
1.875%, 06/25/61 (144A) (l)	7,746,282	7,019,116
2.000%, 03/25/60 (144A) (l)	5,330,207	4,860,790
2.115%, 01/25/61 (144A) (l)	2,196,689	2,024,222
2.250%, 06/25/60 (144A) (l)	801,282	754,008
2.250%, 09/27/60 (144A) (l)	210,829	207,221
2.375%, 12/25/59 (144A) (l)	3,584,013	3,482,159
2.693%, 12/25/60 (144A) (a)	744,000	593,924
2.940%, 12/25/60 (144A) (a)	293,000	225,365
3.000%, 09/25/59 (144A) (l)	4,380,087	4,234,243
3.000%, 11/25/59 (144A) (l)	1,029,385	1,007,220
3.500%, 12/25/59 (144A) (l)	732,499	705,167
3.729%, 12/25/60 (144A) (a)	449,000	353,687
4.250%, 09/25/59 (144A) (l)	432,000	418,479
4.250%, 11/25/59 (144A) (l)	400,000	387,480
4.875%, 09/25/59 (144A) (l)	570,000	557,467
Alternative Loan Trust
2.834%, 12M MTA + 1.730%, 11/25/46 (a)	1,733,468	1,380,851
3.183%, 1M LIBOR + 0.190%, 03/20/47 (a)	952,925	755,693
3.193%, 1M LIBOR + 0.200%, 07/20/46 (a)	1,611,306	1,217,890
3.364%, 1M LIBOR + 0.280%, 04/25/47 (a)	433,156	381,411
3.434%, 1M LIBOR + 0.350%, 06/25/35 (a)	971,275	831,299
3.464%, 1M LIBOR + 0.380%, 10/25/46 (a)	597,374	530,908
3.544%, 1M LIBOR + 0.460%, 11/25/36 (a)	529,901	466,160
5.500%, 04/25/37	553,444	316,031
6.000%, 04/25/37	91,338	46,359
6.000%, 05/25/37	2,053,225	1,083,478
American Home Mortgage Assets Trust
2.044%, 12M MTA + 0.940%, 10/25/46 (a)	335,655	239,433
APS Resecuritization Trust
5.934%, 1M LIBOR + 2.850%, 09/27/46 (144A) (a)	601,619	600,787
Barclays Mortgage Trust
2.000%, 11/25/51 (144A) (l)	4,129,299	3,902,780
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (l)	1,306,444	879,696
6.250%, 02/25/36 (l)	1,997,892	1,340,671
Chase Mortgage Finance Trust
6.000%, 12/25/37	6,397,613	2,966,599
CHL Mortgage Pass-Through Trust
2.064%, 12M MTA + 0.960%, 04/25/46 (a)	3,113,648	1,014,226
Credit Suisse Mortgage Capital Certificates
2.436%, 02/25/61 (144A) (a)	1,913,543	1,749,528
6.500%, 10/27/37 (144A)	2,614,694	1,078,541
CSFB Mortgage-Backed Pass-Through Certificates
4.434%, 1M LIBOR + 1.350%, 11/25/35 (a)	410,691	80,357
Deutsche ALT-A Securities Mortgage Loan Trust
3.424%, 1M LIBOR + 0.340%, 08/25/47 (a)	287,554	292,699
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.674%, 1M LIBOR + 0.500%, 01/27/37 (144A) (a)	2,123	2,128
GreenPoint Mortgage Funding Trust
3.104%, 12M MTA + 2.000%, 03/25/36 (a)	118,920	113,397

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GS Mortgage-Backed Securities Corp.
4.340%, 11/25/49 (144A) (a)	255,318	$209,463
GSR Mortgage Loan Trust
6.000%, 07/25/37	378,703	267,282
HarborView Mortgage Loan Trust
3.198%, 1M LIBOR + 0.205%, 12/19/36 (a)	1,155,463	974,267
Impac Secured Assets Trust
3.424%, 1M LIBOR + 0.340%, 11/25/36 (a)	175,689	152,514
IndyMac INDX Mortgage Loan Trust
3.367%, 09/25/37 (a)	655,671	443,242
JPMorgan Alternative Loan Trust
3.504%, 1M LIBOR + 0.420%, 03/25/37 (a)	745,815	724,407
3.626%, 05/25/37 (a)	145,708	124,361
JPMorgan Mortgage Trust
0.270%, 02/25/52 (144A) (a) (b)	9,507,966	127,223
0.500%, 02/25/52 (144A) (a) (b)	9,508,789	287,151
2.500%, 02/25/52 (144A) (a)	7,420,141	5,963,673
3.154%, 02/25/52 (144A) (a)	129,213	41,811
3.270%, 02/25/52 (144A) (a)	989,725	760,512
6.500%, 08/25/36	185,342	79,416
Legacy Mortgage Asset Trust
1.750%, 04/25/61 (144A) (l)	3,226,485	2,993,447
2.734%, 01/25/60 (144A) (l)	229,216	222,908
MASTR Resecuritization Trust
2.831%, 08/25/37 (144A) (a)	230,596	124,985
Merrill Lynch Mortgage Investors Trust
2.770%, 05/25/36 (a)	530,492	406,463
MFA Trust
3.514%, 04/25/65 (144A) (a)	540,000	494,985
Mortgage Loan Resecuritization Trust
2.904%, 1M LIBOR + 0.340%, 04/16/36 (144A) (a)	946,946	888,495
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (a)	245,456	234,991
New York Mortgage Trust, Inc.
2.944%, 10/25/60 (144A) (a)	2,134,328	2,051,955
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (l)	224,413	53,422
Preston Ridge Partners Mortgage LLC
2.951%, 10/25/25 (144A) (l)	1,100,050	1,056,697
RFMSI Trust
4.815%, 08/25/36 (a)	854,659	613,210
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (a)	509,000	451,837
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (m)	790,281	144,429
1.396%, 07/25/56 (144A) (a) (b)	1,013,720	100,062
3.780%, 05/25/57 (a)	160,191	78,102
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (a)	2,550,000	2,416,440
Sequoia Mortgage Trust
3.196%, 07/20/37 (a)	167,351	137,383
Structured Adjustable Rate Mortgage Loan Trust
3.252%, 04/25/36 (a)	193,760	124,811
3.430%, 04/25/47 (a)	560,804	293,339
Structured Asset Mortgage Investments Trust
3.464%, 1M LIBOR + 0.380%, 06/25/36 (a)	807,917	684,258

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments Trust
3.504%, 1M LIBOR + 0.420%, 05/25/46 (a)	139,294	89,745
3.544%, 1M LIBOR + 0.460%, 02/25/36 (a)	1,063,697	904,683
TVC Mortgage Trust
3.474%, 09/25/24 (144A)	154,173	153,582
Verus Securitization Trust
2.601%, 05/25/65 (144A) (a)	391,000	332,980
VISIO Trust
3.910%, 11/25/54 (144A) (a)	169,000	139,503
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (a)	100,000	94,615
Voyager OPTONE Delaware Trust
10.194%, 02/25/38 (144A) (a) (b)	3,035,021	844,708
WaMu Mortgage Pass-Through Certificates Trust
1.854%, 12M MTA + 0.750%, 06/25/47 (a)	435,915	372,572

		89,500,085

Commercial Mortgage-Backed Securities—3.9%
1211 Avenue of the Americas Trust
4.280%, 08/10/35 (144A) (a)	230,000	192,095
ACEN Mortgage Trust
5.918%, 1M LIBOR + 3.100%, 04/15/34 (144A) (a)	453,000	415,905
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	75,284
Ashford Hospitality Trust, Inc.
4.918%, 1M LIBOR + 2.100%, 04/15/35 (144A) (a)	138,000	129,261
Atrium Hotel Portfolio Trust
4.768%, 1M LIBOR + 1.950%, 12/15/36 (144A) (a)	1,540,000	1,427,889
5.868%, 1M LIBOR + 3.050%, 12/15/36 (144A) (a)	178,038	161,057
BAMLL Commercial Mortgage Securities Trust
3.716%, 04/14/33 (144A) (a)	250,000	217,253
4.218%, 1M LIBOR + 1.400%, 11/15/33 (144A) (a)	510,000	472,730
4.318%, 1M LIBOR + 1.500%, 11/15/32 (144A) (a)	300,000	263,958
4.818%, 1M LIBOR + 2.000%, 11/15/32 (144A) (a)	630,000	524,654
Banc of America Commercial Mortgage Trust
0.736%, 02/15/50 (a) (b)	4,070,000	92,830
1.393%, 02/15/50 (144A) (a) (b)	2,000,000	92,578
BANK
0.468%, 09/15/62 (a) (b)	8,619,000	183,460
Barclays Commercial Mortgage Trust
3.540%, 1M LIBOR + 0.722%, 03/15/37 (144A) (a)	280,000	263,516
Bayview Commercial Asset Trust
3.354%, 1M LIBOR + 0.270%, 03/25/37 (144A) (a)	150,137	137,365
3.459%, 1M LIBOR + 0.375%, 10/25/36 (144A) (a)	100,225	93,339
3.534%, 1M LIBOR + 0.450%, 01/25/36 (144A) (a)	71,858	65,144
3.534%, 1M LIBOR + 0.450%, 10/25/36 (144A) (a)	101,983	95,149
3.624%, 1M LIBOR + 0.540%, 04/25/36 (144A) (a)	76,653	68,340
3.759%, 1M LIBOR + 0.675%, 01/25/36 (144A) (a)	53,494	48,088
4.584%, 1M LIBOR + 1.500%, 12/25/37 (144A) (a)	1,171,148	1,070,635
BB-UBS Trust
0.730%, 11/05/36 (144A) (a) (b)	85,480,000	985,550
4.160%, 11/05/36 (144A) (a)	330,000	290,935
BBCMS Mortgage Trust
6.443%, 1M LIBOR + 3.625%, 08/15/36 (144A) (a)	297,000	277,587
Beast Mortgage Trust
3.918%, 1M LIBOR + 1.100%, 04/15/36 (144A) (a)	604,000	565,213

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Beast Mortgage Trust
4.168%, 1M LIBOR + 1.350%, 04/15/36 (144A) (a)	751,000	$695,012
4.418%, 1M LIBOR + 1.600%, 04/15/36 (144A) (a)	697,000	636,744
4.918%, 1M LIBOR + 2.100%, 04/15/36 (144A) (a)	589,000	534,209
5.718%, 1M LIBOR + 2.900%, 04/15/36 (144A) (a)	576,000	527,846
6.618%, 1M LIBOR + 3.800%, 04/15/36 (144A) (a)	641,000	587,327
7.720%, 1M LIBOR + 4.902%, 04/15/36 (144A) (a)	454,000	416,717
Benchmark Mortgage Trust
1.200%, 03/15/52 (a) (b)	3,562,867	174,568
1.380%, 02/15/54 (a) (b)	5,110,146	354,995
4.594%, 05/15/55 (a)	530,000	501,048
BFLD Trust
6.518%, 1M LIBOR + 3.700%, 10/15/35 (144A) (a)	980,000	903,658
BHMS Mortgage Trust
4.068%, 1M LIBOR + 1.250%, 07/15/35 (144A) (a)	260,000	251,038
BPR Trust
6.418%, 1M LIBOR + 3.600%, 09/15/38 (144A) (a)	492,000	462,469
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,358,908
3.454%, 03/10/33 (144A)	1,847,304	1,738,356
3.633%, 03/10/33 (144A)	600,000	536,039
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (a)	1,167,000	942,547
3.728%, 1M LIBOR + 0.910%, 02/15/33 (144A) (a)	2,391,915	2,327,742
4.968%, 1M LIBOR + 2.150%, 02/15/33 (144A) (a)	1,466,417	1,427,882
4.989%, 1M LIBOR + 2.171%, 10/15/36 (144A) (a)	696,000	653,127
5.068%, 1M LIBOR + 2.250%, 01/15/34 (144A) (a)	280,000	258,944
5.118%, 1M LIBOR + 2.300%, 10/15/36 (144A) (a)	3,944,000	3,776,176
5.468%, 1M LIBOR + 2.650%, 10/15/36 (144A) (a)	3,802,050	3,630,691
5.618%, 1M LIBOR + 2.800%, 06/15/38 (144A) (a)	2,034,939	1,861,261
5.638%, 1M LIBOR + 2.820%, 12/15/38 (144A) (a)	1,443,000	1,345,405
5.818%, 1M LIBOR + 3.000%, 01/15/34 (144A) (a)	430,000	392,412
6.568%, 1M LIBOR + 3.750%, 06/15/38 (144A) (a)	1,796,392	1,641,440
7.068%, 1M LIBOR + 4.250%, 02/15/33 (144A) (a)	979,005	953,592
BX Trust
3.202%, 12/09/41 (144A)	168,000	139,941
4.076%, 12/09/41 (144A) (a)	3,534,000	2,784,732
4.713%, 1M LIBOR + 1.895%, 10/15/36 (144A) (a)	344,000	319,007
5.218%, 1M LIBOR + 2.400%, 02/15/36 (144A) (a)	1,920,000	1,702,681
5.818%, 1M LIBOR + 3.000%, 02/15/36 (144A) (a)	2,520,000	2,208,793
5.960%, 1M LIBOR + 3.142%, 10/15/36 (144A) (a)	1,087,000	967,322
6.851%, 1M LIBOR + 4.033%, 09/15/34 (144A) (a)	206,000	183,206
BXP Trust
2.868%, 01/15/44 (144A) (a)	454,000	302,766
3.670%, 08/13/37 (144A) (a)	760,000	614,563
Cassia SRL
2.891%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,267,640	1,169,017
CD Commercial Mortgage Trust
3.631%, 02/10/50	350,000	326,029
3.956%, 08/15/50 (a)	363,000	322,697
CFCRE Commercial Mortgage Trust
0.854%, 05/10/58 (a) (b)	2,370,000	52,134
4.690%, 02/15/33 (144A)	220,000	215,999
CFK Trust
4.791%, 01/15/39 (144A) (a)	728,000	613,479

Commercial Mortgage-Backed Securities—(Continued)
CHC Commercial Mortgage Trust
4.318%, 1M LIBOR + 1.500%, 06/15/34 (144A) (a)	1,685,274	1,634,795
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (b)	7,730,000	396,707
4.889%, 05/10/36 (144A) (a)	1,107,000	1,094,944
Cold Storage Trust
5.583%, 1M LIBOR + 2.766%, 11/15/37 (144A) (a)	1,582,615	1,525,156
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.168%, 02/10/35 (144A) (a) (b)	60,958,000	124,165
1.124%, 03/10/46 (a) (b)	18,851,290	494
3.285%, 10/10/36 (144A) (a)	270,000	210,583
3.550%, 07/15/47	456,647	443,958
4.820%, 02/10/47 (a)	315,000	305,432
Credit Suisse Mortgage Capital Certificates Trust
3.768%, 1M LIBOR + 0.950%, 12/15/30 (144A) (a)	280,000	277,587
3.904%, 11/10/32 (144A) (a)	301,000	275,255
7.680%, 1M LIBOR + 4.862%, 10/15/37 (144A) (a)	750,000	701,387
Credit Suisse Mortgage Trust
6.318%, 1M LIBOR + 3.500%, 11/15/38 (144A) (a)	191,000	175,826
CSAIL Commercial Mortgage Trust
0.260%, 11/15/50 (a) (b)	3,940,000	43,479
0.699%, 09/15/52 (a) (b)	4,150,000	131,667
1.498%, 09/15/52 (a) (b)	3,108,068	198,130
1.714%, 06/15/52 (a) (b)	7,088,797	544,010
3.504%, 06/15/57	320,000	304,849
4.237%, 06/15/52 (a)	130,000	107,871
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	77,297
3.276%, 05/10/49	240,000	223,392
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	418,000	394,341
3.648%, 10/10/34 (144A) (a)	1,357,563	1,211,822
ELP Commercial Mortgage Trust
5.934%, 1M LIBOR + 3.116%, 11/15/38 (144A) (a)	994,000	912,420
6.433%, 1M LIBOR + 3.615%, 11/15/38 (144A) (a)	385,000	353,823
Extended Stay America Trust
5.068%, 1M LIBOR + 2.250%, 07/15/38 (144A) (a)	745,412	713,659
5.668%, 1M LIBOR + 2.850%, 07/15/38 (144A) (a)	1,341,742	1,274,298
6.518%, 1M LIBOR + 3.700%, 07/15/38 (144A) (a)	1,401,375	1,323,895
GCT Commercial Mortgage Trust
3.618%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	310,000	299,002
5.168%, 1M LIBOR + 2.350%, 02/15/38 (144A) (a)	100,000	94,203
GS Mortgage Securities Corp. II
5.366%, 05/03/32 (144A)	840,000	817,538
GS Mortgage Securities Corp. Trust
1.843%, 12/12/53 (144A) (a) (b)	3,121,007	297,278
2.856%, 05/10/34 (144A)	710,000	670,943
6.253%, 1M LIBOR + 3.435%, 11/15/36 (144A) (a)	301,000	274,717
GS Mortgage Securities Trust
3.931%, 11/10/52 (a)	110,000	88,694
3.932%, 10/10/35 (144A) (a)	200,000	169,408
4.529%, 04/10/47 (a)	50,000	47,539
4.558%, 07/10/48 (a)	110,000	100,986
HMH Trust
3.062%, 07/05/31 (144A)	1,210,000	1,155,545
HONO Mortgage Trust
6.168%, 1M LIBOR + 3.350%, 10/15/36 (144A) (a)	387,000	362,125
7.218%, 1M LIBOR + 4.400%, 10/15/36 (144A) (a)	263,000	245,205

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	662,050	$468,814
3.558%, 07/10/39 (144A) (a)	511,000	387,170
IMT Trust
3.478%, 06/15/34 (144A)	540,000	516,724
3.613%, 06/15/34 (144A) (a)	570,000	529,338
JPMBB Commercial Mortgage Securities Trust
0.716%, 05/15/48 (a) (b)	603,783	7,228
0.957%, 09/15/47 (a) (b)	1,235,137	14,006
4.274%, 12/15/48 (144A) (a)	300,000	256,017
JPMCC Commercial Mortgage Securities Trust
3.490%, 07/15/50	320,000	296,201
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (b)	2,067,000	50,254
JPMorgan Chase Commercial Mortgage Securities Corp.
5.268%, 1M LIBOR + 2.450%, 04/15/38 (144A) (a)	1,030,000	968,033
5.768%, 1M LIBOR + 2.950%, 04/15/38 (144A) (a)	1,080,000	1,004,102
JPMorgan Chase Commercial Mortgage Securities Trust
0.647%, 04/15/46 (a) (b)	4,900,000	13,654
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	125,193
4.028%, 1M LIBOR + 1.210%, 06/15/35 (144A) (a)	310,107	301,030
4.050%, 09/15/50	110,000	94,380
4.518%, 1M LIBOR + 1.700%, 04/15/38 (144A) (a)	787,000	743,597
4.978%, 1M LIBOR + 2.160%, 07/15/36 (144A) (a)	570,000	535,316
5.588%, 1M LIBOR + 2.770%, 10/15/33 (144A) (a)	180,000	169,097
5.818%, 1M LIBOR + 3.000%, 07/15/36 (144A) (a)	774,000	712,112
6.385%, 1M TSFR + 3.540%, 04/15/37 (144A) (a)	921,000	842,619
KKR Industrial Portfolio Trust
4.868%, 1M LIBOR + 2.050%, 12/15/37 (144A) (a)	420,000	388,414
KNDL Mortgage Trust
4.618%, 1M LIBOR + 1.800%, 05/15/36 (144A) (a)	2,728,000	2,613,715
LB-UBS Commercial Mortgage Trust
1.156%, 12/15/52 (a) (b)	7,200,116	342,519
Lehman Brothers Small Balance Commercial Mortgage Trust
3.334%, 1M LIBOR + 0.250%, 03/25/37 (144A) (a)	76,594	76,292
3.534%, 1M LIBOR + 0.450%, 09/25/36 (144A) (a)	323,011	307,667
Life Mortgage Trust
5.168%, 1M LIBOR + 2.350%, 03/15/38 (144A) (a)	1,287,691	1,180,393
LSTAR Commercial Mortgage Trust
0.945%, 03/10/50 (144A) (a) (b)	648,964	14,201
3.295%, 04/20/48 (144A) (a)	62,100	59,699
LUXE Trust
5.568%, 1M LIBOR + 2.750%, 10/15/38 (144A) (a)	100,000	92,840
Med Trust
8.068%, 1M LIBOR + 5.250%, 11/15/38 (144A) (a)	5,601,839	5,154,177
MF1
7.065%, 1M TSFR + 4.220%, 12/15/34 (144A) (a)	163,000	156,126
MFT Trust
3.593%, 02/10/42 (144A) (a)	640,781	482,833
MHC Commercial Mortgage Trust
4.919%, 1M LIBOR + 2.101%, 04/15/38 (144A) (a)	2,540,000	2,380,971
5.419%, 1M LIBOR + 2.601%, 04/15/38 (144A) (a)	1,040,000	965,458
Morgan Stanley Bank of America Merrill Lynch Trust
1.326%, 12/15/47 (144A) (a) (b)	1,810,000	44,118
4.677%, 10/15/48 (a)	170,000	156,917
Morgan Stanley Capital Trust
1.171%, 03/15/52 (a) (b)	2,341,702	115,434
2.310%, 06/15/50 (144A) (a) (b)	1,190,000	94,680

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust
4.071%, 03/15/52	403,000	374,453
4.177%, 07/15/51	38,000	35,712
5.062%, 1M LIBOR + 2.244%, 12/15/36 (144A) (a)	220,000	205,704
5.368%, 1M LIBOR + 2.550%, 07/15/35 (144A) (a)	90,000	87,330
5.418%, 1M LIBOR + 2.600%, 11/15/34 (144A) (a)	1,977,000	1,937,363
MSCG Trust
4.968%, 1M LIBOR + 2.150%, 10/15/37 (144A) (a)	122,000	115,308
Natixis Commercial Mortgage Securities Trust
3.768%, 1M LIBOR + 0.950%, 06/15/35 (144A) (a)	126,023	121,906
4.404%, 06/17/38 (144A)	265,000	240,173
5.543%, 1M LIBOR + 2.550%, 08/18/25 (144A) (a)	3,373,433	3,251,374
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (b)	13,300,000	211,244
4.077%, 05/10/39 (144A) (a)	1,049,000	778,630
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	21,110,000	211
0.218%, 02/10/32 (144A) (a) (b)	4,222,000	2,833
One New York Plaza Trust
5.568%, 1M LIBOR + 2.750%, 01/15/36 (144A) (a)	160,000	150,318
Park Avenue Mortgage Trust
4.242%, 1M LIBOR + 1.536%, 09/15/34 (144A) (a)	500,000	469,832
4.824%, 1M LIBOR + 2.119%, 09/15/34 (144A) (a)	1,750,000	1,618,131
Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (b)	5,000,000	37,639
3.779%, 06/05/37 (144A) (a)	207,000	160,064
SREIT Trust
5.436%, 1M LIBOR + 2.618%, 11/15/36 (144A) (a)	672,700	627,201
5.443%, 1M LIBOR + 2.625%, 11/15/38 (144A) (a)	890,000	827,429
6.734%, 1M LIBOR + 3.916%, 11/15/36 (144A) (a)	126,000	116,062
TPGI Trust
5.820%, 1M LIBOR + 3.000%, 06/15/26 (144A) (a)	315,000	292,431
6.670%, 1M LIBOR + 3.850%, 06/15/26 (144A) (a)	215,000	199,165
UBS Commercial Mortgage Trust
1.614%, 10/15/52 (a) (b)	6,871,762	497,965
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	2,983,399	2,695,872
2.980%, 02/25/50 (144A) (a)	151,721	134,994
4.240%, 11/25/47 (144A) (a)	84,923	72,846
4.480%, 12/26/51 (144A) (a)	288,422	231,398
5.000%, 11/25/47 (144A) (a)	50,005	42,041
Wells Fargo Commercial Mortgage Trust
1.174%, 12/15/48 (a) (b)	921,285	23,511
1.393%, 08/15/49 (144A) (a) (b)	1,430,000	55,661
1.598%, 05/15/52 (a) (b)	5,045,229	330,129
2.600%, 11/15/50 (144A) (a)	305,000	211,748
3.623%, 1M LIBOR + 0.850%, 12/13/31 (144A) (a)	490,000	483,045
3.874%, 06/15/36 (144A) (a)	170,000	149,582
4.904%, 01/15/52 (a)	622,000	568,746
4.908%, 1M LIBOR + 2.090%, 02/15/37 (144A) (a)	300,000	283,437
5.558%, 1M LIBOR + 2.740%, 02/15/37 (144A) (a)	260,000	242,238
WF-RBS Commercial Mortgage Trust
3.914%, 09/15/57 (a)	1,540,000	1,434,879

		110,606,703

Total Mortgage-Backed Securities (Cost $230,562,462)		200,106,788

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (n)—1.8%

Security Description	Principal Amount*	Value

Airlines—0.0%
Kestrel Bidco, Inc.
Term Loan B, 5.993%, 1M LIBOR + 3.000%, 12/11/26	592	$520

Apparel—0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 6.056%, 3M LIBOR + 3.250%, 11/24/28	873,400	845,015

Auto Parts & Equipment—0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc.
Term Loan, 9.384%, TSFR + 6.250%, 12/29/27	605,338	582,637

Beverages—0.0%
City Brewing Co. LLC
Term Loan, 6.185%, 1M LIBOR + 3.500%, 04/05/28	347,490	272,779
Naked Juice LLC
2nd Lien Term Loan, 9.653%, 3M TSFR + 6.000%,01/24/30	75,000	69,000
Triton Water Holdings, Inc.
Term Loan, 7.174%, 3M LIBOR + 3.500%, 03/31/28	372,288	334,594

		676,373

Building Materials—0.0%
ACProducts, Inc.
Term Loan B, 7.325%, 3M LIBOR + 4.250%, 05/17/28	749,513	553,837
IPS Corp.
Delayed Draw Term Loan, 10/02/28 (o)	58,544	54,958
Term Loan, 6.615%, 1M LIBOR + 3.500%, 10/02/28	145,629	136,709

		745,504

Chemicals—0.2%
Aruba Investments, Inc.
USD Term Loan, 7.084%, 1M LIBOR + 4.000%, 11/24/27	410,850	379,694
Bakelite US Holdco, Inc.
Term Loan, 7.669%, SOFRTE + 4.000%, 05/29/29	1,197,998	1,121,625
Eastman Chemical Co.
2021 Term Loan B, 8.365%, 1M LIBOR + 5.250%, 11/01/28	399,990	358,991
LSF11 A5 Holdco LLC
Term Loan, 6.649%, 1M TSFR + 3.500%, 10/15/28	1,610,905	1,511,231
SCIH Salt Holdings, Inc.
Incremental Term Loan B, 6.806%, 3M LIBOR + 4.000%, 03/16/27	824,085	766,399

		4,137,940

Commercial Services—0.4%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 7.438%, 3M LIBOR + 3.750%, 09/07/28	656,539	641,767
Allied Universal Holdco LLC
USD Incremental Term Loan B, 6.865%, 1M LIBOR + 3.750%, 05/12/28	612,810	540,517
American Auto Auction Group LLC
2nd Lien Term Loan, 12.303%, TSFR + 8.750%, 01/02/29	859,000	764,510

Commercial Services—(Continued)
American Auto Auction Group LLC
Term Loan B, 8.703%, TSFR + 5.000%, 12/30/27	1,602,888	1,490,685
Caliber Home Loans, Inc.
Revolver, 5.832%, 3M LIBOR + 3.250%, 07/24/25	5,350,000	5,316,830
Digital Room Holdings, Inc.
2021 Term Loan, 8.371%, 1M LIBOR + 5.250%, 12/21/28	514,415	452,685
DS Parent, Inc.
Term Loan, 9.914%, 3M LIBOR + 5.750%, 12/10/28	803,688	770,535
Interface Security Systems LLC
Term Loan, 7.875%, 3M LIBOR + 7.000%, 08/07/23 (h) (i) (j)	1,228,704	1,188,771
Signal Parent, Inc.
Term Loan B, 6.615%, 1M LIBOR + 3.500%, 04/03/28	553,000	405,073
Vaco Holdings LLC
Term Loan, 8.683%, TSFR + 5.000%, 01/21/29	613,365	598,031

		12,169,404

Cosmetics/Personal Care—0.0%
Conair Holdings LLC
Term Loan B, 7.424%, 3M LIBOR + 3.750%, 05/17/28	211,860	178,757

Electric—0.1%
Pacific Gas & Electric Co.
Term Loan, 6.125%, 1M LIBOR + 3.000%, 06/23/25	1,346,018	1,292,177

Entertainment—0.3%
ECL Entertainment LLC
Term Loan, 10.615%, 1M LIBOR + 7.500%, 05/01/28	849,250	842,881
Great Canadian Gaming Corp.
Term Loan, 7.602%, 3M LIBOR + 4.000%, 11/01/26	139,000	132,455
GVC Holdings (Gibraltar), Ltd.
USD Term Loan B4, 6.174%, 3M LIBOR + 2.500%, 03/29/27	280	274
Herschend Entertainment Company LLC
Term Loan, 6.880%, 1M LIBOR + 3.750%, 08/27/28	330,660	323,496
J&J Ventures Gaming LLC
Term Loan, 7.674%, 3M LIBOR + 4.000%, 04/26/28	708,840	674,284
Maverick Gaming LLC
Term Loan B, 10.570%, 3M LIBOR + 7.500%, 09/03/26	486,325	443,366
Stars Group Holdings B.V. (The)
USD Incremental Term Loan, 5.892%, 3M LIBOR + 2.250%, 07/21/26	2,294,407	2,223,664
Twin River Worldwide Holdings, Inc.
Term Loan B, 5.935%, 1M LIBOR + 3.250%, 10/02/28	2,707,540	2,452,016

		7,092,436

Environmental Control—0.0%
MIP V Waste Holdings LLC
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 12/08/28	442,775	427,278

Food—0.0%
BCPE North Star U.S. HoldCo 2, Inc.
Term Loan, 7.674%, 3M LIBOR + 4.000%, 06/09/28	794,977	735,354
Shearer’s Foods, Inc.
Term Loan, 6.615%, 1M LIBOR + 3.500%, 09/23/27	163,667	152,661
Sovos Brands Intermediate, Inc.
Term Loan, 6.615%, 1M LIBOR + 3.500%, 06/08/28	139,317	133,163

		1,021,178

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Hand/Machine Tools—0.0%
Apex Tool Group LLC
Term Loan, 8.098%, TSFR + 5.250%, 02/08/29	1,071,923	$955,351

Healthcare-Services—0.0%
Medical Solutions Holdings, Inc.
2nd Lien Term Loan, 9.877%, 3M LIBOR + 7.000%, 11/01/29	274,000	261,670
Select Medical Corp.
Term Loan B, 5.620%, 1M LIBOR + 2.500%, 03/06/25	242,054	234,691

		496,361

Household Products/Wares—0.0%
Kronos Acquisition Holdings, Inc.
1st Lien Term Loan, 8.940%, TSFR + 6.000%, 12/22/26	272,938	258,608

Housewares—0.0%
Springs Windows Fashions LLC
Term Loan B, 7.602%, 3M LIBOR + 4.000%, 10/06/28	341,285	267,909

Internet—0.0%
Cablevision Lightpath LLC
Term Loan B, 6.068%, 1M LIBOR + 3.250%, 11/30/27	202,395	194,637

Lodging—0.2%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan B, 7.743%, 1M LIBOR + 4.750%, 02/02/26	335,171	300,817
Term Loan B, 6.865%, 1M LIBOR + 3.750%, 02/02/26	825,294	732,964
Caesars Resort Collection LLC
Term Loan B1, 6.615%, 1M LIBOR + 3.500%, 07/21/25	219,177	216,757
Fertitta Entertainment LLC
Term Loan B, 7.034%, TSFR + 4.000%, 01/27/29	1,549,867	1,441,807
Spectacle Gary Holdings LLC
Term Loan B, 7.365%, 1M LIBOR + 4.250%, 11/19/28	3,142,225	3,016,536

		5,708,881

Machinery-Diversified—0.0%
Hydrofarm Holdings LLC
Term Loan, 8.380%, 3M LIBOR + 5.500%, 09/27/28	376,158	338,542

Media—0.1%
DirecTV Financing LLC
Term Loan, 8.115%, 1M LIBOR + 5.000%, 08/02/27	801,710	748,973
Gray Television, Inc.
Term Loan D, 5.564%, 1M LIBOR + 3.000%, 12/01/28	998,455	972,869

		1,721,842

Mining—0.0%
American Rock Salt Co. LLC
Term Loan, 7.120%, 1M LIBOR + 4.000%, 06/09/28	215,275	199,802

Oil & Gas—0.0%
Southwestern Energy Co.
Term Loan, 6.203%, 3M TSFR + 2.500%, 06/22/27	688,795	679,324

Packaging & Containers—0.0%
Valcour Packaging LLC
1st Lien Term Loan, 5.220%, 6M LIBOR + 3.750%, 10/04/28	350,240	321,345

Pipelines—0.1%
Buckeye Partners L.P.
Term Loan B, 5.365%, 1M LIBOR + 2.250%, 11/01/26	2,460,256	2,402,592
DT Midstream, Inc.
Term Loan B, 5.125%, 1M LIBOR + 2.000%, 06/26/28	286,318	286,967

		2,689,559

Real Estate Investment Trusts—0.0%
OVG Business Services LLC
Initial Term Loan, 9.340%, 1M LIBOR + 6.250%, 10/13/28	505,460	472,605

Retail—0.2%
Foundation Building Materials Holding Co. LLC
Term Loan, 6.056%, 3M LIBOR + 3.250%, 01/31/28	1,170,242	1,059,800
LBM Acquisition LLC
Term Loan B, 7.121%, 6M LIBOR + 3.750%, 12/17/27	1,831,497	1,607,597
Park River Holdings, Inc.
Term Loan, 5.527%, 3M LIBOR + 3.250%, 12/28/27	199,474	170,479
SRS Distribution, Inc.
Term Loan B, 6.306%, 3M LIBOR + 3.500%, 06/02/28	940,500	865,848
Tory Burch LLC
Term Loan B, 6.115%, 1M LIBOR + 3.000%, 04/16/28	600,400	547,865
White Cap Buyer LLC
Term Loan B, 6.784%, 1M TSFR + 3.750%, 10/19/27	1,365,762	1,282,678
WOOF Holdings, Inc.
1st Lien Term Loan, 7.315%, 3M LIBOR + 3.750%, 12/21/27	314,215	297,719

		5,831,986

Software—0.1%
ConnectWise LLC
Term Loan B, 7.174%, 3M LIBOR + 3.500%, 09/29/28	1,091,750	1,023,516

Telecommunications—0.1%
Connect Finco Sarl
Term Loan B, 6.615%, 1M LIBOR + 3.500%, 12/11/26	1,440,131	1,346,162
Intelsat Jackson Holdings S.A.
Exit Term Loan B, 7.230%, 3M TSFR + 4.500%, 02/01/29	1,178	1,109

		1,347,271

Total Floating Rate Loans (Cost $54,891,352)		51,676,758

Foreign Government—0.7%

Sovereign—0.7%
Colombia Government International Bonds
4.125%, 05/15/51 (f)	400,000	214,767
4.500%, 03/15/29	566,000	464,199
Colombian TES
7.000%, 03/26/31 (COP)	1,517,000,000	233,535

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Colombian TES
7.250%, 10/18/34 (COP)	1,321,000,000	$191,608
Indonesia Government International Bonds
2.850%, 02/14/30	662,000	566,975
3.050%, 03/12/51 (f)	1,965,000	1,302,720
Mexican Bonos
8.500%, 11/18/38 (MXN)	19,900,000	891,115
Mexico Government International Bonds
2.659%, 05/24/31	2,105,000	1,613,870
4.500%, 01/31/50 (f)	4,504,000	3,234,205
Oman Government International Bond
4.750%, 06/15/26	299,000	278,444
6.750%, 10/28/27	300,000	295,875
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,162,139
4.500%, 04/01/56	1,811,000	1,221,924
Peruvian Government International Bonds
3.550%, 03/10/51 (f)	1,587,000	1,061,253
4.125%, 08/25/27 (f)	1,009,000	954,076
Philippine Government International Bonds
3.000%, 02/01/28	1,834,000	1,666,718
3.200%, 07/06/46	2,044,000	1,357,456
Russian Federal Bond - OFZ
6.100%, 07/18/35 (RUB)	147,607,000	772,362
Turkey Government International Bond
4.875%, 04/16/43	458,000	257,854
Ukraine Government International Bond
7.375%, 09/25/34 (144A)	274,000	50,521
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,250,210
5.100%, 06/18/50	1,118,733	1,022,507

Total Foreign Government
(Cost $27,835,080)		20,064,333

Municipals—0.7%
American Municipal Power, Inc., Build America Bond
8.084%, 02/15/50	510,000	677,386
Bay Area Toll Bridge Authority, Build America Bond
7.043%, 04/01/50	1,215,000	1,488,566
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	785,000	915,312
Los Angeles, CA Unified School District, Build America Bond
6.758%, 07/01/34	2,020,000	2,228,415
Massachusetts Housing Finance Agency
4.500%, 12/01/48	275,000	252,802
Metropolitan Transportation Authority, Build America Bonds
6.668%, 11/15/39	170,000	180,055
6.814%, 11/15/40	330,000	353,838
Municipal Electric Authority of Georgia, Build America Bond
6.637%, 04/01/57	461,000	499,417
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	601,929
New York City Water & Sewer System
5.882%, 06/15/44	270,000	295,400
New York State Dormitory Authority, Build America Bond
5.389%, 03/15/40	355,000	355,688
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,293,643
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond
5.808%, 02/01/41	875,000	915,116
State of California
4.600%, 04/01/38	3,765,000	3,518,177
State of California General Obligation Unlimited, Build America Bond
7.550%, 04/01/39	780,000	971,330
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	3,010,000	2,867,206
State of Texas
5.517%, 04/01/39	820,000	859,362
University of California 4.858%, 05/15/2112	239,000	204,772

Total Municipals (Cost $21,733,499)		18,478,414

Common Stocks—0.3%

Chemicals—0.0%
Element Solutions, Inc.	25,267	411,094

Equity Real Estate Investment Trusts—0.1%
DiamondRock Hospitality Co.	50,907	382,312
Park Hotels & Resorts, Inc. (d)	24,018	270,443
Service Properties Trust	51,813	268,909
Sunstone Hotel Investors, Inc. (d)	21,914	206,430
Xenia Hotels & Resorts, Inc. (f)	28,065	387,016

		1,515,110

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment, Inc. (p)	4,625	149,203

Household Durables—0.0%
Taylor Morrison Home Corp. (p)	18,564	432,912

Interactive Media & Services—0.0%
Genius Sports, Ltd. (f) (p)	101,806	373,628

Machinery—0.0%
Sarcos Technology and Robotics Corp. (f) (p)	6,978	15,491

Oil, Gas & Consumable Fuels—0.2%
California Resources Corp. (d)	34,033	1,307,888
Chesapeake Energy Corp. (f)	6,878	647,977
Excelerate Energy, Inc. - Class A (f)	40,835	955,539
Green Plains, Inc. (d) (p)	18,989	552,010

		3,463,414

Real Estate Management & Development—0.0%
Forestar Group, Inc. (p)	12,122	135,645

Special Purpose Acquisition Companies—0.0%
Pivotal Investment Corp. III (p)	26,099	257,075

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies—(Continued)
Tishman Speyer Innovation Corp. II - Class A (p)	16,712	$164,613

		421,688

Thrifts & Mortgage Finance—0.0%
Mr Cooper Group, Inc. (p)	8,189	331,655

Total Common Stocks
(Cost $8,768,186)		7,249,840

Preferred Stock—0.1%

Home Builders — 0.1%
Dream Finders Homes, Inc. 9.000%, 09/08/26 † (i) (j)
(Cost $2,601,720)	2,628	2,424,330

Convertible Bonds—0.0%

Airlines — 0.0%
GOL Equity Finance S.A.
3.750%, 07/15/24	100,000	47,350

Automobiles — 0.0%
Freewire Technologies
9.000%, 03/31/25 † (i) (j)	1,225,000	1,090,250

Energy-Alternate Sources—0.0%
Stem, Inc.
0.500%, 12/01/28	102,000	75,684

Total Convertible Bonds
(Cost $1,387,938)		1,213,284

Warrants—0.0%

Automobiles—0.0%
Freewire Technologies Tranche A † (i) (j) (p)	136,947	147,903
Freewire Technologies Tranche B (i) (j) (p)	136,947	0

		147,903

Commercial Services & Supplies—0.0%
Aurora Innovation, Inc. (p)	4,108	1,890

Health Care Providers & Services—0.0%
Cano Health, Inc. (p)	36,440	96,201

Health Care Technology—0.0%
Pear Therapeutics, Inc. † (p)	10,748	1,825

Hotels, Restaurants & Leisure—0.0%
Sonder Holdings, Inc. † (i) (j) (p)	20,820	416

Independent Power and Renewable Electricity Producers—0.0%
Altus Power, Inc. (p)	9,486	28,837

Interactive Media & Services—0.0%
Genius Sports, Ltd. (p)	76,133	55,562

Machinery—0.0%
Hyzon Motors, Inc. (p)	32,814	7,515
Sarcos Technology and Robotics Corp. (p)	102,425	35,029

		42,544

Oil, Gas & Consumable Fuels—0.0%
OPAL Fuels, Inc., Expires 07/21/27 (p)	4,354	5,965

Real Estate Management & Development—0.0%
Offerpad Solutions, Inc. (p)	31,569	5,285

Software—0.0%
Embark Technology, Inc. (p)	3,005	210
Latch, Inc. (p)	43,584	3,504

		3,714

Special Purpose Acquisition Companies—0.0%
Climate Real Impact Solutions II Acquisition Corp. (p)	1,816	145
Gores Holdings VIII, Inc. (p)	6,990	6,488
Science Strategic Acquisition Corp. Alpha (p)	9,181	423
Tishman Speyer Innovation Corp. II (p)	3,342	146
TPG Pace Beneficial Finance Corp. (p)	8,740	0

		7,202

Specialty Retail—0.0%
EVgo, Inc. (p)	19,550	36,558
Volta, Inc. (p)	20,140	7,049

		43,607

Total Warrants (Cost $1,055,216)		440,951

Escrow Shares—0.0%

Oil & Gas—0.0%
Chesapeake Energy Corp. (g) (i) (j)	100,000	0

Savings & Loans—0.0%
Washington Mutual Bank (g) (i) (j)	5,027,000	1
Washington Mutual Bank (g) (i) (j)	1,310,000	0
Washington Mutual Bank (g) (i) (j)	2,440,000	0

		1

Total Escrow Shares (Cost $0)		1

Short-Term Investments—8.9%

Certificates of Deposit—0.1%
Citibank N.A.
4.060%, 08/01/23	1,842,000	1,830,860

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—8.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $251,168,952; collateralized by U.S. Treasury Notes with rates ranging from 0.625% - 0.875%, maturity dates ranging from 01/15/24 - 01/31/24, and an aggregate market value of $256,168,958.	251,145,930	$251,145,930

Total Short-Term Investments (Cost $252,987,930)		252,976,790

Securities Lending Reinvestments (q) — 0.4%

Repurchase Agreements—0.4%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,500,381; collateralized by U.S. Government Agency Obligations with rates ranging from 0.517% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
HSBC Securities, Inc.
Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $90,085; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $91,887.	90,063	90,063
National Bank Financial Inc.
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,500,384; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $1,533,826.	1,500,000	1,500,000
Natixis S.A. (New York)
Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $2,931,251; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $2,989,876.	2,930,530	2,930,530
Natwest Markets Securities, Inc.
Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $2,100,520; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $2,142,530.	2,100,000	2,100,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $400,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $408,272.	400,000	400,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,000,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $300,077; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $333,319.	300,000	300,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,500,394; collateralized by various Common Stock with an aggregate market value of $1,650,433.	1,500,000	1,500,000

		12,320,593

Mutual Funds—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (r)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (r)	500,000	500,000

		1,000,000

Total Securities Lending Reinvestments (Cost $13,320,594)		13,320,593

Total Purchased Options—0.3% (s) (Cost $4,005,417)		8,307,690
Total Investments—107.6% (Cost $3,429,074,870)		3,059,599,414
Unfunded Loan Commitments—(0.0)% (Cost $(29,272))		(29,272)
Net Investments—107.6% (Cost $3,429,045,598)		3,059,570,142
Other assets and liabilities (net)—(7.6)%		(215,846,999)

Net Assets—100.0%		$2,843,723,143

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $6,076,255, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of September 30, 2022, the market value of securities pledged was $2,964,334.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $31,768,628.
(f)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $23,451,860 and the collateral received consisted of cash in the amount of $13,320,593 and non-cash collateral with a value of $11,353,296. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.3% of net assets.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Perpetual bond with no specified maturity date.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Principal only security.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(p)	Non-income producing security.
(q)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(r)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $621,649,788, which is 21.9% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21	2,628	$2,601,720	$2,424,330
Freed Hotels & Resorts, 10.000%, 12/02/23	12/06/21	1,192,000	1,173,713	1,144,320
Freewire Technologies, 9.000%, 03/31/25	04/27/22	1,225,000	1,206,625	1,090,250
Freewire Technologies Tranche A	04/27/22	136,947	—	147,903
Knollwood CDO, Ltd., 5.591%, 01/10/39	02/10/04	1,061,398	1,061,398	106
Pear Therapeutics, Inc.	02/02/21	10,748	12,027	1,825
Sonder Holdings, Inc., 11.316%, 01/19/27	01/19/22-03/31/22	1,415,760	1,372,563	1,267,105
Sonder Holdings, Inc.	01/19/22	20,820	—	416

				$6,076,255

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.000%	TBA	$(551,000)	$(516,364)	$(511,464)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.500%	TBA	(5,272,000)	(5,143,100)	(4,981,520)
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.500%	TBA	(18,436,965)	(16,201,965)	(15,424,754)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.000%	TBA	(19,726)	(288,832)	(18,127)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.500%	TBA	(69,994)	(65,233)	(62,493)

Totals				$(22,215,494)	$(20,998,358)

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	210,000	CBNA	10/17/22	USD	142,040	$(7,697)
AUD	435,000	CBNA	10/17/22	USD	294,225	(15,943)
AUD	222,000	JPMC	10/17/22	USD	147,194	(5,174)
AUD	222,000	JPMC	10/17/22	USD	147,194	(5,174)
AUD	222,000	JPMC	10/17/22	USD	142,791	(771)
AUD	222,000	JPMC	10/17/22	USD	142,791	(771)
AUD	331,000	JPMC	10/17/22	USD	219,339	(7,588)
BRL	4,831,040	BNP	10/04/22	USD	893,545	2,029
BRL	1,148,537	BBP	10/04/22	USD	221,000	(8,085)
BRL	1,148,537	BBP	10/04/22	USD	221,000	(8,085)
BRL	1,942,930	CBNA	10/04/22	USD	374,000	(13,821)
BRL	2,412,564	CBNA	10/04/22	USD	462,000	(14,761)
BRL	446,792	GSI	10/04/22	USD	83,000	(174)
BRL	446,792	GSI	10/04/22	USD	83,000	(174)
BRL	761,534	GSI	10/04/22	USD	140,853	320
BRL	761,534	GSI	10/04/22	USD	140,853	320
BRL	771,007	GSI	10/04/22	USD	145,000	(2,071)
BRL	771,007	GSI	10/04/22	USD	145,000	(2,071)
BRL	782,476	GSI	10/04/22	USD	144,726	329
BRL	782,476	GSI	10/04/22	USD	144,726	329
BRL	1,151,286	GSI	10/04/22	USD	212,941	484
BRL	811,571	HSBC	10/04/22	USD	155,000	(4,552)
BRL	811,571	HSBC	10/04/22	USD	155,000	(4,552)
BRL	1,590,778	HSBC	10/04/22	USD	294,229	668
BRL	1,590,778	HSBC	10/04/22	USD	294,229	668
BRL	2,424,240	HSBC	10/04/22	USD	463,000	(13,596)
BRL	3,186,705	HSBC	10/04/22	USD	589,410	1,338
BRL	778,701	JPMC	10/04/22	USD	144,028	327
BRL	1,557,944	JPMC	10/04/22	USD	288,156	654
BRL	4,826,502	JPMC	10/04/22	USD	925,000	(30,267)
BRL	774,797	GSI	11/03/22	USD	143,000	(406)
BRL	774,797	GSI	11/03/22	USD	143,000	(406)
BRL	450,216	JPMC	11/03/22	USD	83,000	(142)
BRL	450,216	JPMC	11/03/22	USD	83,000	(142)
CAD	294,036	JPMC	10/17/22	USD	221,000	(8,146)
CAD	324,641	SCB	10/17/22	USD	247,000	(11,990)
CHF	143,246	GSI	10/17/22	USD	147,000	(1,658)
CHF	143,246	GSI	10/17/22	USD	147,000	(1,658)
CHF	149,631	UBSA	10/17/22	USD	156,000	(4,180)
CHF	149,631	UBSA	10/17/22	USD	156,000	(4,180)
CLP	107,595,000	CBNA	10/17/22	USD	108,000	2,968
CLP	107,595,000	CBNA	10/17/22	USD	108,000	2,968
CNH	1,562,629	BOA	10/17/22	USD	224,000	(5,109)
CNH	1,562,629	BOA	10/17/22	USD	224,000	(5,109)
COP	659,605,000	CBNA	10/18/22	USD	145,000	(2,307)
COP	659,605,000	CBNA	10/18/22	USD	145,000	(2,307)
COP	649,299,000	GSI	10/18/22	USD	147,000	(6,536)
COP	649,299,000	GSI	10/18/22	USD	147,000	(6,536)
COP	1,102,143,000	BOA	11/23/22	USD	245,248	(8,441)
COP	2,140,791,927	CBNA	11/23/22	USD	481,510	(21,539)
EUR	225,000	BNP	10/17/22	USD	225,094	(4,386)
EUR	149,000	CBNA	10/17/22	USD	146,768	(610)
EUR	149,000	CBNA	10/17/22	USD	146,768	(610)
EUR	150,000	HSBC	10/17/22	USD	146,783	355
EUR	150,000	HSBC	10/17/22	USD	146,783	355
EUR	226,582	MSIP	11/23/22	USD	226,744	(3,914)
EUR	1,683,000	MSIP	12/21/22	USD	1,633,608	25,892

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	14,332,000	MSIP	12/21/22	USD	14,189,110	$(57,233)
GBP	194,000	NWM	10/17/22	USD	213,191	3,480
GBP	194,000	NWM	10/17/22	USD	213,191	3,480
IDR	29,498,747,434	JPMC	12/21/22	USD	1,966,977	(34,685)
JPY	44,657,337	BOA	10/17/22	USD	313,000	(4,075)
JPY	44,657,337	BOA	10/17/22	USD	313,000	(4,075)
JPY	30,842,108	HSBC	10/31/22	USD	214,000	(366)
JPY	6,379,308	MSIP	12/21/22	USD	44,647	(178)
KRW	205,682,400	BOA	10/17/22	USD	147,000	(3,209)
KRW	205,682,400	BOA	10/17/22	USD	147,000	(3,209)
MXN	2,995,959	GSI	10/17/22	USD	149,000	(595)
MXN	2,995,959	GSI	10/17/22	USD	149,000	(595)
MXN	4,512,579	GSI	10/17/22	USD	224,000	(468)
MXN	4,512,579	GSI	10/17/22	USD	224,000	(468)
MXN	5,728,646	BBP	11/23/22	USD	282,347	(495)
MXN	35,171,731	BBP	11/23/22	USD	1,733,503	(3,041)
MXN	8,541,669	UBSA	11/23/22	USD	420,512	(259)
NOK	2,277,370	DBAG	10/17/22	USD	221,000	(11,841)
NOK	1,522,318	JPMC	10/17/22	USD	147,000	(7,187)
NOK	2,323,763	JPMC	10/17/22	USD	217,000	(3,580)
THB	8,164,125	BOA	10/17/22	USD	225,000	(8,431)
THB	8,164,125	BOA	10/17/22	USD	225,000	(8,431)
ZAR	7,845,556	GSI	10/03/22	USD	457,000	(23,544)
ZAR	2,624,296	CBNA	10/17/22	USD	148,000	(3,182)
ZAR	2,624,296	CBNA	10/17/22	USD	148,000	(3,182)
ZAR	2,597,735	GSI	10/17/22	USD	145,000	(1,648)
ZAR	2,597,735	GSI	10/17/22	USD	145,000	(1,648)
ZAR	3,357,107	GSI	10/17/22	USD	192,000	(6,743)
ZAR	3,706,805	GSI	10/17/22	USD	212,000	(7,445)

Contracts to Deliver
AUD	221,000	JPMC	10/17/22	USD	146,310	4,930
AUD	221,000	JPMC	10/17/22	USD	146,310	4,930
AUD	220,000	JPMC	10/17/22	USD	142,068	1,327
AUD	220,000	JPMC	10/17/22	USD	142,068	1,327
AUD	1,597,000	MSIP	12/21/22	USD	1,072,450	49,552
BRL	4,831,040	BNP	10/04/22	USD	925,000	29,426
BRL	1,148,537	BBP	10/04/22	USD	212,432	(482)
BRL	1,148,537	BBP	10/04/22	USD	212,432	(482)
BRL	2,412,564	CBNA	10/04/22	USD	446,226	(1,013)
BRL	1,942,930	CBNA	10/04/22	USD	359,363	(816)
BRL	1,151,286	GSI	10/04/22	USD	224,000	10,576
BRL	782,476	GSI	10/04/22	USD	148,000	2,945
BRL	782,476	GSI	10/04/22	USD	148,000	2,945
BRL	771,007	GSI	10/04/22	USD	142,605	(324)
BRL	771,007	GSI	10/04/22	USD	142,605	(324)
BRL	761,534	GSI	10/04/22	USD	147,000	5,828
BRL	761,534	GSI	10/04/22	USD	147,000	5,828
BRL	446,792	GSI	10/04/22	USD	82,638	(188)
BRL	446,792	GSI	10/04/22	USD	82,638	(188)
BRL	3,186,705	HSBC	10/04/22	USD	619,000	28,251
BRL	2,424,240	HSBC	10/04/22	USD	448,385	(1,018)
BRL	1,590,778	HSBC	10/04/22	USD	309,000	14,103
BRL	1,590,778	HSBC	10/04/22	USD	309,000	14,103
BRL	811,571	HSBC	10/04/22	USD	150,107	(341)
BRL	811,571	HSBC	10/04/22	USD	150,107	(341)
BRL	4,826,502	JPMC	10/04/22	USD	892,706	(2,027)
BRL	1,557,944	JPMC	10/04/22	USD	306,000	17,190
BRL	778,701	JPMC	10/04/22	USD	150,000	5,645
BRL	449,929	GSI	11/03/22	USD	83,000	195
BRL	449,929	GSI	11/03/22	USD	83,000	195
CAD	304,689	JPMC	10/17/22	USD	221,000	434
CAD	1,601,000	BOA	12/21/22	USD	1,212,053	52,629
CHF	149,446	BOA	10/17/22	USD	156,000	4,367

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	149,446	BOA	10/17/22	USD	156,000	$4,367
CLP	285,572,000	CBNA	10/17/22	USD	310,000	15,475
CLP	285,572,000	CBNA	10/17/22	USD	310,000	15,475
CLP	138,499,700	CBNA	10/17/22	USD	142,000	(842)
CLP	138,499,700	CBNA	10/17/22	USD	142,000	(842)
CLP	137,825,000	CBNA	10/17/22	USD	149,000	6,854
CLP	137,825,000	CBNA	10/17/22	USD	149,000	6,854
COP	1,729,588,500	BNP	10/18/22	USD	391,000	16,835
COP	1,729,588,500	BNP	10/18/22	USD	391,000	16,835
COP	663,600,000	CBNA	10/18/22	USD	150,000	6,442
COP	663,600,000	CBNA	10/18/22	USD	150,000	6,442
COP	649,690,020	GSI	10/18/22	USD	147,000	6,451
COP	649,690,020	GSI	10/18/22	USD	147,000	6,451
COP	5,580,296,000	JPMC	11/23/22	USD	1,273,459	74,476
EUR	451,000	NWM	10/17/22	USD	451,116	8,720
EUR	451,000	NWM	10/17/22	USD	451,116	8,720
EUR	225,000	NWM	10/17/22	USD	225,058	4,350
EUR	297,000	MSIP	11/23/22	USD	304,026	11,944
EUR	24,988,557	DBAG	12/21/22	USD	24,779,028	139,395
EUR	11,496,000	RBC	12/21/22	USD	11,569,632	234,155
EUR	22,277,431	UBSA	12/21/22	USD	22,429,185	462,822
GBP	131,000	HSBC	10/17/22	USD	151,021	4,712
GBP	131,000	HSBC	10/17/22	USD	151,021	4,712
GBP	130,000	HSBC	10/17/22	USD	147,057	1,864
GBP	130,000	HSBC	10/17/22	USD	147,057	1,864
GBP	102,000	JPMC	10/17/22	USD	109,082	(4,838)
GBP	102,000	JPMC	10/17/22	USD	109,082	(4,838)
GBP	101,000	MSIP	10/31/22	USD	106,938	(5,899)
GBP	101,000	MSIP	10/31/22	USD	106,938	(5,899)
MXN	4,431,160	MSIP	10/17/22	USD	217,000	(2,499)
MXN	4,431,160	MSIP	10/17/22	USD	217,000	(2,499)
MXN	2,939,609	GSI	10/31/22	USD	143,000	(2,237)
MXN	2,939,609	GSI	10/31/22	USD	143,000	(2,237)
MXN	79,568,000	HSBC	11/23/22	USD	3,919,529	4,754
MXN	9,823,215	HSBC	11/23/22	USD	481,379	(1,926)
NOK	1,593,484	GSI	10/17/22	USD	147,000	651
NOK	2,268,016	JPMC	10/17/22	USD	221,000	12,700
THB	8,617,500	HSBC	10/17/22	USD	225,000	(3,596)
THB	8,617,500	HSBC	10/17/22	USD	225,000	(3,596)
TRY	4,097,100	JPMC	11/23/22	USD	210,000	3,287
TRY	4,097,100	JPMC	11/23/22	USD	210,000	3,287
ZAR	7,927,432	DBAG	10/03/22	USD	457,000	19,020
ZAR	2,615,273	BOA	10/17/22	USD	150,000	5,680
ZAR	2,615,273	BOA	10/17/22	USD	150,000	5,680
ZAR	2,623,405	CBNA	10/17/22	USD	148,000	3,231
ZAR	2,623,405	CBNA	10/17/22	USD	148,000	3,231
ZAR	2,555,642	GSI	10/17/22	USD	142,000	971
ZAR	2,555,642	GSI	10/17/22	USD	142,000	971
ZAR	2,631,371	JPMC	10/17/22	USD	147,000	1,792
ZAR	2,631,371	JPMC	10/17/22	USD	147,000	1,792

Cross Currency Contracts to Buy
AUD	338,000	CBNA	10/17/22	CAD	300,333	(1,185)
EUR	151,000	HSBC	10/17/22	PLN	721,842	2,790
EUR	151,000	HSBC	10/17/22	PLN	721,842	2,790
EUR	15,063,000	DBAG	12/21/22	GBP	13,137,421	166,847
EUR	14,637,000	MSIP	12/21/22	GBP	13,168,323	(287,749)
GBP	13,291,567	JPMC	12/21/22	EUR	14,637,000	425,518
JPY	31,870,375	HSBC	10/17/22	EUR	224,000	742

Net Unrealized Appreciation						$1,251,961

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/22	777	USD	98,217,656	$(6,101,771)
U.S. Treasury Note 2 Year Futures	12/30/22	78	USD	16,020,469	(137,961)
U.S. Treasury Note 5 Year Futures	12/30/22	2,777	USD	298,549,197	(8,914,890)
U.S. Treasury Note 10 Year Futures	12/20/22	104	USD	11,654,500	(35,542)
U.S. Treasury Ultra Long Bond Futures	12/20/22	679	USD	93,023,000	(6,459,271)

Futures Contracts - Short
3 Month SOFR Futures	06/20/23	(601)	USD	(143,608,950)	103,895
Euro Stoxx Banks Index Futures	12/16/22	(397)	EUR	(1,548,300)	166,563
Euro Stoxx 50 Index Futures	12/16/22	(86)	EUR	(2,850,900)	126,188
Euro-BTP Futures	12/08/22	(232)	EUR	(25,979,360)	550,704
Euro-Bund Futures	12/08/22	(1)	EUR	(138,490)	3,151
Euro-Buxl 30 Year Bond Futures	12/08/22	(24)	EUR	(3,519,360)	324,179
Japanese Government 10 Year Bond Futures	12/13/22	(61)	JPY	(9,046,300,000)	115,920
S&P 500 Index E-Mini Futures	12/16/22	(17)	USD	(3,061,275)	412,009
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	(209)	USD	(24,763,234)	264,568

Net Unrealized Depreciation					$(19,582,258)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD	0.980	DBAG	10/24/22	61,749,000	EUR	61,749,000	$528,351	$764,634	$236,283
USD Call/CNH Put	CNH	7.050	MSIP	10/11/22	1,344,000	USD	1,344,000	4,072	18,922	14,850
USD Call/CNH Put	CNH	7.070	MSIP	10/17/22	1,336,000	USD	1,336,000	6,379	17,519	11,140
USD Put/BRL Call	BRL	5.300	GSI	10/27/22	578,000	USD	578,000	10,369	7,615	(2,754)
USD Put/BRL Call	BRL	4.650	BOA	03/23/23	88,000	USD	88,000	12,558	6,803	(5,755)
USD Put/JPY Call	JPY	134.000	MSIP	10/26/22	2,802,000	USD	2,802,000	42,957	2,407	(40,550)
USD Put/JPY Call	JPY	122.000	GSI	12/08/22	222,000	USD	222,000	25,286	2,740	(22,546)
USD Put/KRW Call	KRW	1,385.000	MSIP	10/20/22	884,000	USD	884,000	8,881	890	(7,991)
USD Put/ZAR Call	ZAR	17.250	BOA	10/07/22	746,000	USD	746,000	7,867	132	(7,735)
USD Put/ZAR Call	ZAR	16.900	JPMC	10/20/22	928,000	USD	928,000	18,945	403	(18,542)

Totals								$665,665	$822,065	$156,400

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Purchased Options (Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.960%	MSIP	12M SOFR	Pay	09/03/24	3,635,800	USD	3,635,800	$178,609	$128,660	$(49,949)
Call - OTC - 10 Yr. IRS	3.280%	GSI	12M SOFR	Pay	09/23/24	2,858,200	USD	2,858,200	147,054	136,100	(10,954)
Call - OTC - 10 Yr. IRS	3.245%	GSI	12M SOFR	Pay	09/23/24	744,600	USD	744,600	37,565	34,428	(3,137)
Call - OTC - 10 Yr. IRS	3.140%	BNP	12M SOFR	Pay	09/23/25	1,310,700	USD	1,310,700	75,038	64,773	(10,265)
Put - OTC - 10 Yr. IRS	2.480%	GSI	12M SOFR	Receive	08/10/23	36,484,000	USD	36,484,000	1,265,995	3,327,301	2,061,306
Put - OTC - 10 Yr. IRS	2.510%	GSI	12M SOFR	Receive	08/10/23	36,484,000	USD	36,484,000	1,191,203	3,255,650	2,064,447
Put - OTC - 10 Yr. IRS	2.960%	MSIP	12M SOFR	Receive	09/03/24	3,635,800	USD	3,635,800	178,609	246,732	68,123
Put - OTC - 10 Yr. IRS	3.280%	GSI	12M SOFR	Receive	09/23/24	2,858,200	USD	2,858,200	147,054	157,164	10,110
Put - OTC - 10 Yr. IRS	3.245%	GSI	12M SOFR	Receive	09/23/24	744,600	USD	744,600	37,565	41,932	4,367
Put - OTC - 10 Yr. IRS	3.140%	BNP	12M SOFR	Receive	09/23/25	1,310,700	USD	1,310,700	75,037	84,213	9,176

Totals									$3,333,729	$7,476,953	$4,143,224

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	USD	111.000	10/21/22	5	USD 5,000	$6,023	$8,672	$2,649

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD	0.960	DBAG	10/24/22	(61,749,000)	EUR	(61,749,000)	$(207,488)	$(356,506)	$(149,018)
USD Call/CNH Put	CNH	7.170	MSIP	10/17/22	(1,336,000)	USD	(1,336,000)	(2,663)	(7,777)	(5,114)
USD Call/ZAR Put	ZAR	18.000	JPMC	10/20/22	(618,000)	USD	(618,000)	(5,930)	(11,978)	(6,048)
USD Put/BRL Call	BRL	5.100	GSI	10/27/22	(868,000)	USD	(868,000)	(5,297)	(3,377)	1,920
USD Put/JPY Call	JPY	130.000	MSIP	10/26/22	(2,802,000)	USD	(2,802,000)	(20,724)	(880)	19,844
USD Put/KRW Call	KRW	1,360.000	MSIP	10/20/22	(884,000)	USD	(884,000)	(3,381)	(225)	3,156
USD Put/ZAR Call	ZAR	16.900	BOA	10/07/22	(746,000)	USD	(746,000)	(3,398)	(9)	3,389
USD Put/ZAR Call	ZAR	16.350	JPMC	10/20/22	(1,392,000)	USD	(1,392,000)	(11,602)	(33)	11,569

Totals								$(260,483)	$(380,785)	$(120,302)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.410%	BOA	12M SOFR	Receive	08/10/23	(46,022,329)	USD	(46,022,329)	$(1,610,782)	$(427,787)	$1,182,995
Call - OTC - 10 Yr. IRS	1.821%	GSI	6M EURIBOR	Receive	11/11/22	(760,500)	EUR	(760,500)	(17,338)	(264)	17,074
Call - OTC - 2 Yr. IRS	1.770%	GSI	12M SOFR	Receive	08/11/23	(159,857,000)	USD	(159,857,000)	(523,532)	(154,326)	369,206
Call - OTC - 2 Yr. IRS	3.100%	BOA	12M SOFR	Receive	09/08/23	(179,685,576)	USD	(179,685,576)	(1,796,856)	(956,269)	840,587
Put - OTC - 10 Yr. IRS	3.200%	GSI	12M SOFR	Pay	08/10/23	(24,293,848)	USD	(24,293,848)	(516,244)	(1,216,823)	(700,579)
Put - OTC - 10 Yr. IRS	3.100%	GSI	12M SOFR	Pay	08/10/23	(24,293,848)	USD	(24,293,848)	(553,292)	(1,334,585)	(781,293)
Put - OTC - 2 Yr. IRS	3.770%	GSI	12M SOFR	Pay	08/11/23	(159,857,000)	USD	(159,857,000)	(671,399)	(2,129,167)	(1,457,768)
Put - OTC - 1 Yr. IRS	3.480%	GSI	12M SOFR	Pay	08/10/23	(328,525,069)	USD	(328,525,069)	(1,268,141)	(3,286,565)	(2,018,424)
Put - OTC - 1 Yr. IRS	3.480%	GSI	12M SOFR	Pay	08/10/23	(328,525,069)	USD	(328,525,069)	(1,176,059)	(3,286,565)	(2,110,506)
Put - OTC - 2 Yr. IRS	3.100%	BOA	12M SOFR	Pay	09/08/23	(179,685,576)	USD	(179,685,576)	(1,796,856)	(3,770,307)	(1,973,451)
Put - OTC - 10 Yr. IRS	2.410%	BOA	12M SOFR	Pay	08/10/23	(46,022,329)	USD	(46,022,329)	(1,610,782)	(4,411,111)	(2,800,329)
Put - OTC - 10 Yr. IRS	1.821%	GSI	6M EURIBOR	Pay	11/11/22	(760,500)	EUR	(760,500)	(15,807)	(84,731)	(68,924)

Totals									$(11,557,088)	$(21,058,500)	$(9,501,412)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Written Options (Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - SOFR 3 Month Interest Rate Futures	USD	96.000	03/10/23	(26)	USD	(65,000)	$(24,108)	$(12,513)	$11,595
Call - SOFR 3 Month Interest Rate Futures	USD	96.250	03/10/23	(1,277)	USD	(3,192,500)	(1,210,430)	(423,006)	787,424
Put - SOFR 3 Month Interest Rate Futures	USD	96.000	03/10/23	(26)	USD	(65,000)	(17,820)	(39,488)	(21,668)
Put - SOFR 3 Month Interest Rate Futures	USD	96.250	03/10/23	(1,277)	USD	(3,192,500)	(1,178,505)	(2,530,056)	(1,351,551)
Put - U.S. Treasury Note 2 Year Futures	USD	102.250	11/25/22	(11)	USD	(22,000)	(5,140)	(6,703)	(1,563)
Put - U.S. Treasury Note 5 Year Futures	USD	109.000	11/25/22	(11)	USD	(11,000)	(11,036)	(21,570)	(10,534)

Totals							$(2,447,039)	$(3,033,336)	$(586,297)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M TIIE	Monthly	10.170%	Monthly	09/14/23	MXN	37,346,000	$(6,834)	$3	$(6,837)
Pay	1M TIIE	Monthly	10.300%	Monthly	09/18/23	MXN	29,751,000	(3,655)	2	(3,657)
Pay	6M EURIBOR	Semi-Annually	1.522%	Annually	02/15/31	EUR	1,560,064	(165,578)	24	(165,602)
Pay	6M EURIBOR	Semi-Annually	1.522%	Semi-Annually	02/15/31	EUR	2,085,647	(221,368)	32	(221,400)
Pay	6M EURIBOR	Semi-Annually	1.538%	Semi-Annually	02/15/31	EUR	5,311,271	(557,631)	85	(557,716)
Pay	6M EURIBOR	Semi-Annually	1.548%	Semi-Annually	02/15/31	EUR	2,663,939	(277,652)	43	(277,695)
Pay	6M EURIBOR	Semi-Annually	1.555%	Semi-Annually	02/15/31	EUR	1,559,981	(161,849)	24	(161,873)
Pay	6M EURIBOR	Semi-Annually	1.559%	Semi-Annually	02/15/31	EUR	5,311,271	(549,313)	85	(549,398)
Pay	6M EURIBOR	Semi-Annually	1.568%	Semi-Annually	02/15/31	EUR	5,313,529	(546,060)	85	(546,145)
Pay	6M EURIBOR	Semi-Annually	1.592%	Semi-Annually	02/15/31	EUR	2,654,108	(268,260)	42	(268,302)
Pay	6M EURIBOR	Semi-Annually	1.645%	Semi-Annually	02/15/31	EUR	1,034,064	(100,554)	16	(100,570)
Pay	6M EURIBOR	Semi-Annually	1.646%	Semi-Annually	02/15/31	EUR	1,034,064	(100,423)	16	(100,439)
Pay	6M EURIBOR	Semi-Annually	1.647%	Semi-Annually	02/15/31	EUR	2,089,018	(202,748)	32	(202,780)
Pay	6M EURIBOR	Semi-Annually	1.689%	Semi-Annually	02/15/31	EUR	1,065,399	(100,190)	17	(100,207)
Pay	6M EURIBOR	Semi-Annually	1.818%	Semi-Annually	02/15/31	EUR	4,301,176	(364,020)	67	(364,087)
Pay	6M EURIBOR	Semi-Annually	2.442%	Semi-Annually	07/14/32	EUR	1,521,000	(46,097)	19	(46,116)
Receive	12M TONA	Annually	0.298%	Annually	04/07/32	JPY	857,795,850	126,098	114	125,984
Receive	12M TONA	Annually	0.301%	Annually	04/07/32	JPY	864,909,279	125,330	115	125,215
Receive	12M TONA	Annually	0.303%	Annually	04/07/32	JPY	861,582,705	123,931	114	123,817
Receive	12M TONA	Annually	0.306%	Annually	04/07/32	JPY	848,043,548	120,287	113	120,174
Receive	12M TONA	Annually	0.306%	Annually	04/07/32	JPY	752,038,618	106,766	100	106,666
Receive	12M TONA	Annually	0.394%	Annually	05/02/32	JPY	520,994,500	46,172	67	46,105
Receive	12M TONA	Annually	0.396%	Annually	05/02/32	JPY	520,994,500	45,325	67	45,258
Receive	12M TONA	Annually	0.420%	Annually	06/14/32	JPY	1,029,109,758	77,834	128	77,706
Receive	12M TONA	Annually	0.424%	Annually	06/14/32	JPY	1,160,485,472	84,719	144	84,575
Receive	12M TONA	Annually	0.812%	Annually	05/30/52	JPY	189,191,500	121,239	53	121,186
Receive	12M TONA	Annually	0.819%	Annually	05/30/52	JPY	189,191,500	118,876	53	118,823
Receive	12M TONA	Annually	0.830%	Annually	05/30/52	JPY	189,191,500	115,164	53	115,111
Receive	12M TONA	Annually	0.855%	Annually	05/09/52	JPY	343,214,300	192,971	93	192,878
Receive	12M TONA	Annually	0.861%	Annually	05/09/52	JPY	339,782,157	187,411	92	187,319
Receive	12M TONA	Annually	0.867%	Annually	05/30/52	JPY	189,191,500	102,678	53	102,625
Receive	1M TIIE	Monthly	9.250%	Monthly	09/17/32	MXN	17,648,000	(3,064)	14	(3,078)
Receive	3M LIBOR	Quarterly	2.915%	Quarterly	08/23/26	USD	110,000	4,918	2	4,916
Receive	3M LIBOR	Quarterly	3.156%	Quarterly	10/03/28	USD	1,279,000	58,822	16	58,806
Receive	6M EURIBOR	Semi-Annually	2.220%	Semi-Annually	09/12/24	EUR	1,498,000	13,131	479	12,652
Receive	6M WIBOR	Semi-Annually	6.870%	Semi-Annually	09/29/27	PLN	895,300	1,353	2	1,351
Receive	6M WIBOR	Semi-Annually	6.990%	Semi-Annually	09/30/27	PLN	1,290,000	674	3	671
Receive	6M WIBOR	Semi-Annually	7.150%	Semi-Annually	12/21/27	PLN	1,782,000	(1,845)	4	(1,849)
Receive	6M WIBOR	Quarterly	6.150%	Quarterly	11/04/24	PLN	5,327,500	15,311	2	15,309

Totals								$(1,888,131)	$2,473	$(1,890,604)

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	11.650%	Maturity	01/02/25	JPMC	BRL	1,837,207	$(57)	$—	$(57)
Pay	1-Day CDI	Maturity	11.694%	Maturity	01/02/25	CBNA	BRL	2,574,000	278	—	278
Pay	3M CLOIS	Semi-Annually	1.650%	Semi-Annually	05/28/23	BOA	CLP	3,163,924,000	(203,245)	—	(203,245)
Receive	3M CLOIS	Semi-Annually	1.420%	Semi-Annually	04/01/23	BOA	CLP	3,163,924,000	164,627	—	164,627

Totals									$(38,397)	$—	$(38,397)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V13	(5.000%)	Quarterly	12/20/24	4.413%	USD 4,786,420	$(56,255)	$43,380	$(99,635)
CDX.NA.HY.37.V2	(5.000%)	Quarterly	12/20/26	5.295%	USD 4,804,470	47,804	(184,931)	232,735
CDX.NA.IG.39.V1	(1.000%)	Quarterly	12/20/27	1.078%	USD 57,529,000	204,113	265,021	(60,908)
ITRX.FINSR.38.V1	(1.000%)	Quarterly	12/20/27	1.473%	EUR 9,090,000	195,117	130,173	64,944
ITRX.EUR.38.V1	(1.000%)	Quarterly	12/20/27	1.334%	EUR 2,890,000	44,037	25,509	18,528

Totals						$434,816	$279,152	$155,664

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.38.V1	5.000%	Quarterly	12/20/27	6.333%	EUR 281,000	$(13,962)	$(11,994)	$(1,968)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories 3.400%, due 11/30/23	(1.000%)	Quarterly	06/20/27	JPMC	0.360%	USD	1,237,909	$(34,118)	$(27,268)	$(6,850)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	3.275%	USD	460,000	(16,246)	17,172	(33,418)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	4.001%	USD	480,000	(11,696)	32,493	(44,189)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	6.332%	USD	250,000	5,179	(5,080)	10,259
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	6.332%	USD	250,000	5,179	(5,482)	10,661
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	6.332%	USD	250,000	5,179	(5,754)	10,933
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	1.587%	USD	460,000	5,645	(4,082)	9,727
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	1.587%	USD	1,185,000	14,542	(6,232)	20,774
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.649%	USD	740,000	10,089	8,161	1,928
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.649%	USD	526,000	7,172	5,801	1,371
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.649%	USD	525,000	7,158	5,902	1,256

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.649%	USD	524,000	$7,144	$5,891	$1,253
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.649%	USD	520,000	7,090	5,846	1,244
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.649%	USD	314,000	4,281	3,463	818
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/27	BBP	3.044%	USD	3,372,600	304,417	233,394	71,023
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/27	BBP	3.044%	USD	2,719,000	245,422	188,405	57,017
Chile Government International Bond 3.240%, due 02/06/28	(1.000%)	Quarterly	12/20/27	BBP	1.669%	USD	750,018	22,916	10,758	12,158
Colombia Government International Bond 10.375%, due 01/28/33	(1.000%)	Quarterly	12/20/27	CBNA	3.280%	USD	703,044	70,227	49,539	20,688
Indonesia Government International Bond 4.125%, due 01/15/25	(1.000%)	Quarterly	12/20/27	GSI	1.574%	USD	1,349,000	35,205	10,516	24,689
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/27	MSIP	1.948%	USD	3,414,000	146,491	81,846	64,645
Occidental Petroleum Corp. 5.550%, due 03/15/26	(1.000%)	Quarterly	12/20/24	BBP	1.027%	USD	970,000	551	226,528	(225,977)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	12/20/27	GSI	1.463%	USD	1,956,035	41,337	1,133	40,204
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/27	GSI	3.402%	USD	436,722	45,567	29,551	16,016
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	2.249%	USD	499,000	(22,542)	(2,024)	(20,518)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/27	GSI	7.700%	USD	584,000	146,907	131,790	15,117

Totals								$1,053,096	$992,267	$60,829

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.250%	USD	1,001,000	$(206)	$145	$(351)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.250%	USD	2,340,000	(482)	(883)	401
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.612%	USD	1,610,000	4,948	19,805	(14,857)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.612%	USD	1,280,000	3,934	15,972	(12,038)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.612%	USD	1,960,000	6,024	26,423	(20,399)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.612%	USD	1,090,000	3,350	13,409	(10,059)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.612%	USD	900,000	2,766	11,071	(8,305)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	149.288%	USD	340,000	76,390	34,298	42,092
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CGM	11.068%	USD	500,000	97,537	16,105	81,432
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	11.068%	USD	105,000	20,483	5,538	14,945

Totals								$214,744	$141,883	$72,861

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	3.669%	USD	660,000	$(38,306)	$(30,601)	$(7,705)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	3.669%	USD	1,310,000	(76,032)	(59,736)	(16,296)
CMBX.NA.AAA.V7	0.500%	Quarterly	01/17/47	CSI	0.486%	USD	5,000,000	672	(156,398)	157,070
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	8.906%	USD	40,000	(7,442)	(3,575)	(3,867)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	149.288%	USD	340,000	(76,390)	(28,925)	(47,465)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	11.068%	USD	467,000	(91,099)	(57,313)	(33,786)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	GSI	11.068%	USD	210,000	(40,965)	(22,290)	(18,675)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	JPMC	11.068%	USD	130,000	(25,360)	(27,941)	2,581
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	11.068%	USD	236,000	(46,037)	(10,925)	(35,112)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	11.068%	USD	240,000	(46,818)	(302)	(46,516)

Totals								$(447,777)	$(398,006)	$(49,771)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $532,415 have been received at the custodian bank as collateral for OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(RBC)—	Royal Bank of Canada
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CLOIS)—	Sinacofi Chile Interbank Rate Average
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)—	Markit iTraxx Europe Senior Financial CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(WIBOR)—	Warsaw Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMS)—	Constant Maturity Swap
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,332,531,754	$—	$1,332,531,754
Corporate Bonds & Notes
Advertising	—	1,916,807	—	1,916,807
Aerospace/Defense	—	20,585,793	—	20,585,793
Agriculture	—	6,892,733	—	6,892,733
Airlines	—	16,623,978	—	16,623,978
Apparel	—	39,267	—	39,267
Auto Manufacturers	—	15,296,050	—	15,296,050
Auto Parts & Equipment	—	483,408	—	483,408
Banks	—	198,893,168	—	198,893,168
Beverages	—	4,270,767	—	4,270,767
Biotechnology	—	7,966,702	—	7,966,702
Building Materials	—	860,987	—	860,987
Chemicals	—	6,505,686	—	6,505,686
Commercial Services	—	21,658,741	—	21,658,741
Computers	—	10,663,443	—	10,663,443
Distribution/Wholesale	—	93,643	—	93,643
Diversified Financial Services	—	10,523,062	—	10,523,062
Electric	—	68,877,920	—	68,877,920
Electronics	—	1,643,449	—	1,643,449
Energy-Alternate Sources	—	505,124	—	505,124

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Engineering & Construction	$—	$694,502	$—	$694,502
Entertainment	—	5,236,844	—	5,236,844
Environmental Control	—	2,447,456	—	2,447,456
Food	—	2,430,772	—	2,430,772
Food Service	—	441,792	—	441,792
Forest Products & Paper	—	1,050,274	—	1,050,274
Gas	—	2,022,852	—	2,022,852
Healthcare-Products	—	3,551,409	—	3,551,409
Healthcare-Services	—	25,805,301	—	25,805,301
Home Builders	—	5,770,021	1,150,474	6,920,495
Insurance	—	7,022,563	—	7,022,563
Internet	—	2,142,448	—	2,142,448
Investment Companies	—	1,957,503	—	1,957,503
Iron/Steel	—	1,852,599	—	1,852,599
Lodging	—	2,344,712	1,267,105	3,611,817
Machinery-Diversified	—	3,375,820	—	3,375,820
Media	—	33,474,304	—	33,474,304
Mining	—	10,767,065	—	10,767,065
Miscellaneous Manufacturing	—	1,873,088	—	1,873,088
Oil & Gas	—	30,500,655	—	30,500,655
Packaging & Containers	—	1,954,671	—	1,954,671
Pharmaceuticals	—	20,615,838	—	20,615,838
Pipelines	—	62,170,761	—	62,170,761
Real Estate	—	1,533,574	1,144,320	2,677,894
Real Estate Investment Trusts	—	48,909,577	—	48,909,577
Retail	—	3,845,236	—	3,845,236
Semiconductors	—	29,430,948	—	29,430,948
Shipbuilding	—	1,766,262	—	1,766,262
Software	—	26,833,783	—	26,833,783
Telecommunications	—	60,683,160	—	60,683,160
Toys/Games/Hobbies	—	399,700	—	399,700
Transportation	—	12,435,189	—	12,435,189
Trucking & Leasing	—	2,890,593	—	2,890,593
Total Corporate Bonds & Notes	—	812,532,000	3,561,899	816,093,899
Total Asset-Backed Securities*	—	334,713,989	—	334,713,989
Total Mortgage-Backed Securities*	—	200,106,788	—	200,106,788
Floating Rate Loans
Airlines	—	520	—	520
Apparel	—	845,015	—	845,015
Auto Parts & Equipment	—	582,637	—	582,637
Beverages	—	676,373	—	676,373
Building Materials (Less Unfunded Loan Commitments of $29,272)	—	716,232	—	716,232
Chemicals	—	4,137,940	—	4,137,940
Commercial Services	—	10,980,633	1,188,771	12,169,404
Cosmetics/Personal Care	—	178,757	—	178,757
Electric	—	1,292,177	—	1,292,177
Entertainment	—	7,092,436	—	7,092,436
Environmental Control	—	427,278	—	427,278
Food	—	1,021,178	—	1,021,178
Hand/Machine Tools	—	955,351	—	955,351
Healthcare-Services	—	496,361	—	496,361
Household Products/Wares	—	258,608	—	258,608
Housewares	—	267,909	—	267,909
Internet	—	194,637	—	194,637
Lodging	—	5,708,881	—	5,708,881
Machinery-Diversified	—	338,542	—	338,542
Media	—	1,721,842	—	1,721,842
Mining	—	199,802	—	199,802

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas	$—	$679,324	$—	$679,324
Packaging & Containers	—	321,345	—	321,345
Pipelines	—	2,689,559	—	2,689,559
Real Estate Investment Trusts	—	472,605	—	472,605
Retail	—	5,831,986	—	5,831,986
Software	—	1,023,516	—	1,023,516
Telecommunications	—	1,347,271	—	1,347,271
Total Floating Rate Loans (Less Unfunded Loan Commitments of $29,272)	—	50,458,715	1,188,771	51,647,486
Total Foreign Government*	—	20,064,333	—	20,064,333
Total Municipals*	—	18,478,414	—	18,478,414
Total Common Stocks*	7,249,840	—	—	7,249,840
Total Preferred Stock*	—	—	2,424,330	2,424,330
Convertible Bonds
Airlines	—	47,350	—	47,350
Automobiles	—	—	1,090,250	1,090,250
Energy-Alternate Sources	—	75,684	—	75,684
Total Convertible Bonds	—	123,034	1,090,250	1,213,284
Warrants
Automobiles	—	—	147,903	147,903
Commercial Services & Supplies	1,890	—	—	1,890
Health Care Providers & Services	96,201	—	—	96,201
Health Care Technology	1,825	—	—	1,825
Hotels, Restaurants & Leisure	—	—	416	416
Independent Power and Renewable Electricity Producers	28,837	—	—	28,837
Interactive Media & Services	55,562	—	—	55,562
Machinery	42,544	—	—	42,544
Oil, Gas & Consumable Fuels	5,965	—	—	5,965
Real Estate Management & Development	5,285	—	—	5,285
Software	3,714	—	—	3,714
Special Purpose Acquisition Companies	7,202	0	—	7,202
Specialty Retail	43,607	—	—	43,607
Total Warrants	292,632	0	148,319	440,951
Total Escrow Shares*	—	—	1	1
Total Short-Term Investments*	—	252,976,790	—	252,976,790
Securities Lending Reinvestments
Repurchase Agreements	—	12,320,593	—	12,320,593
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	12,320,593	—	13,320,593
Purchased Options
Foreign Currency Options at Value	—	822,065	—	822,065
Interest Rate Swaptions at Value	—	7,476,953	—	7,476,953
Options on Exchange-Traded Futures Contracts at Value	8,672	—	—	8,672
Total Purchased Options	$8,672	$8,299,018	$—	$8,307,690
Total Net Investments	$8,551,144	$3,042,605,428	$8,413,570	$3,059,570,142

Collateral for Securities Loaned (Liability)	$—	$(13,320,593)	$—	$(13,320,593)
TBA Forward Sales Commitments	—	(20,998,358)	—	(20,998,358)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,035,639	$—	$2,035,639
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(783,678)	—	(783,678)
Total Forward Contracts	$—	$1,251,961	$—	$1,251,961
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,067,177	$—	$—	$2,067,177
Futures Contracts (Unrealized Depreciation)	(21,649,435)	—	—	(21,649,435)
Total Futures Contracts	$(19,582,258)	$—	$—	$(19,582,258)

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Options at Value	$—	$(380,785)	$—	$(380,785)
Interest Rate Swaptions at Value	—	(21,058,500)	—	(21,058,500)
Options on Exchange-Traded Futures Contracts at Value	(3,033,336)	—	—	(3,033,336)
Total Written Options	$(3,033,336)	$(21,439,285)	$—	$(24,472,621)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,103,354	$—	$2,103,354
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,840,262)	—	(3,840,262)
Total Centrally Cleared Swap Contracts	$—	$(1,736,908)	$—	$(1,736,908)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,518,707	$—	$1,518,707
OTC Swap Contracts at Value (Liabilities)	—	(737,041)	—	(737,041)
Total OTC Swap Contracts	$—	$781,666	$—	$781,666

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 31, 2022 is not presented.

During the period ended September 30, 2022, a transfer out of Level 3 in the amount of $3,682,175 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.

BHFTII-50

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
TransDigm Group, Inc.	55,989	$29,384,147

Automobiles—4.1%
Tesla, Inc. (a) (b)	199,131	52,819,498

Capital Markets—5.0%
Blackstone Inc.	153,099	12,814,386
MSCI, Inc.	31,965	13,482,517
S&P Global, Inc.	128,505	39,239,002

		65,535,905

Chemicals—1.2%
Sherwin-Williams Co. (The)	75,754	15,510,631

Commercial Services & Supplies—1.9%
Cintas Corp.	33,564	13,029,209
Waste Connections, Inc.	82,641	11,167,278

		24,196,487

Equity Real Estate Investment Trusts—0.9%
Prologis, Inc. (b)	119,010	12,091,416

Health Care Equipment & Supplies—3.3%
Edwards Lifesciences Corp. (a)	41,469	3,426,583
IDEXX Laboratories, Inc. (a) (b)	53,685	17,490,573
Intuitive Surgical, Inc. (a)	116,183	21,777,342

		42,694,498

Health Care Providers & Services—3.8%
Humana, Inc.	7,471	3,624,855
UnitedHealth Group, Inc.	91,137	46,027,830

		49,652,685

Hotels, Restaurants & Leisure—3.2%
Chipotle Mexican Grill, Inc. (a)	12,461	18,725,892
Domino’s Pizza, Inc. (b)	10,148	3,147,910
Evolution AB	248,555	19,574,315

		41,448,117

Interactive Media & Services—6.6%
Alphabet, Inc. - Class A (a)	670,221	64,106,639
Match Group, Inc. (a)	465,770	22,240,517

		86,347,156

Internet & Direct Marketing Retail—8.0%
Amazon.com, Inc. (a)	926,430	104,686,590

IT Services—7.3%
Adyen NV (a)	3,671	4,566,902
MasterCard, Inc. - Class A	104,282	29,651,544
MongoDB, Inc. (a)	12,897	2,560,828
Visa, Inc. - Class A (b)	324,934	57,724,525

		94,503,799

Life Sciences Tools & Services—6.8%
Danaher Corp. (b)	140,174	36,205,542
Lonza Group AG	34,652	16,851,575
Thermo Fisher Scientific, Inc.	68,567	34,776,497

		87,833,614

Oil, Gas & Consumable Fuels—2.2%
Cheniere Energy, Inc.	115,934	19,234,610
EQT Corp. (b)	139,149	5,670,322
Hess Corp. (b)	29,175	3,179,783

		28,084,715

Pharmaceuticals—3.2%
AstraZeneca plc (ADR)	365,337	20,035,081
Zoetis, Inc.	148,657	22,044,347

		42,079,428

Semiconductors & Semiconductor Equipment—6.6%
Advanced Micro Devices, Inc. (a)	107,117	6,786,933
ASML Holding NV	80,128	33,281,165
Marvell Technology, Inc.	622,659	26,718,298
NVIDIA Corp.	158,957	19,295,790

		86,082,186

Software—17.0%
Bill.com Holdings, Inc. (a) (b)	72,933	9,654,141
Cadence Design Systems, Inc. (a) (b)	104,081	17,009,958
Intuit, Inc.	142,686	55,265,142
Microsoft Corp.	457,626	106,581,095
ServiceNow, Inc. (a)	84,181	31,787,587

		220,297,923

Technology Hardware, Storage & Peripherals—8.5%
Apple, Inc.	797,294	110,186,031

Textiles, Apparel & Luxury Goods—4.7%
LVMH Moet Hennessy Louis Vuitton SE	63,917	37,572,653
NIKE, Inc. - Class B	286,428	23,807,895

		61,380,548

Total Common Stocks (Cost $1,191,404,396)		1,254,815,374

Preferred Stock—0.7%

Interactive Media & Services—0.7%
Bytedance, Ltd. - Class E † (a) (c) (d) (Cost $5,566,368)	50,800	8,442,835

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investment—2.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $36,846,971; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/24, with a market value of $37,580,477.	36,843,593	$36,843,593

Total Short-Term Investments (Cost $36,843,593)		36,843,593

Securities Lending Reinvestments (e)—12.9%

Certificates of Deposit—3.5%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (f)	2,000,000	2,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (f)	3,000,000	2,998,620
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (f)	1,000,000	1,000,044
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (f)	4,000,000	3,999,520
Canadian Imperial Bank of Commerce (NY) 3.460%, SOFR + 0.500%, 03/03/23 (f)	3,000,000	3,002,149
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (f)	2,000,000	1,999,704
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (f)	2,000,000	2,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (f)	2,000,000	2,000,052
3.370%, FEDEFF PRV + 0.290%, 10/17/22 (f)	2,000,000	2,000,064
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (f)	2,000,000	1,999,812
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (f)	2,000,000	2,000,000
Nordea Bank Abp (NY) 3.510%, SOFR + 0.550%, 02/21/23 (f)	2,000,000	2,002,140
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (f)	2,000,000	2,000,114
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (f)	1,000,000	1,000,119
Standard Chartered Bank (NY) 3.610%, FEDEFF PRV + 0.530%, 01/17/23 (f)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (f)	1,000,000	1,000,228
Sumitomo Mitsui Trust Bank, Ltd. 3.410%, SOFR + 0.450%, 02/24/23 (f)	2,000,000	2,001,678
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (f)	2,000,000	2,000,114
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (f)	1,000,000	999,936
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (f)	2,000,000	2,000,920
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (f)	4,000,000	3,998,760

		46,005,552

Commercial Paper—0.2%
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (f)	1,000,000	1,000,160
United Overseas Bank, Ltd. 3.530%, SOFR + 0.550%, 02/03/23 (f)	2,000,000	2,001,806

		3,001,966

Repurchase Agreements—7.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $10,002,542; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $7,022,935; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $7,141,961.	7,000,000	7,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $363,327; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $370,594.	363,238	363,238
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $15,003,838; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $15,338,262.	15,000,000	15,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $5,203,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $5,317,264.	5,200,000	5,200,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $3,302,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $3,616,965.	3,300,000	3,300,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $37,007,981; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $37,748,141.	36,998,886	36,998,886

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $12,002,970; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $12,243,030.	12,000,000	$12,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,800,450; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,837,224.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,000,768; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $3,333,193.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $814,844; collateralized by various Common Stock with an aggregate market value of $906,235.	814,629	814,629
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,701,664; collateralized by various Common Stock with an aggregate market value of $3,003,618.	2,700,000	2,700,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,867.	3,000,000	3,000,000

		101,176,753

Mutual Funds—1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (g)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (g)	5,000,000	5,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (g)	10,000,000	10,000,000

		18,000,000

Total Securities Lending Reinvestments (Cost $168,176,753)		168,184,271

Total Investments—113.0% (Cost $1,401,991,110)		1,468,286,073
Other assets and liabilities (net)—(13.0)%		(169,310,627)

Net Assets—100.0%		$1,298,975,446

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $8,442,835, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $160,321,641 and the collateral received consisted of cash in the amount of $168,176,753. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.7% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance, Ltd. - Class E	12/10/20	50,800	$5,566,368	$8,442,835

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$29,384,147	$—	$—	$29,384,147
Automobiles	52,819,498	—	—	52,819,498
Capital Markets	65,535,905	—	—	65,535,905
Chemicals	15,510,631	—	—	15,510,631
Commercial Services & Supplies	24,196,487	—	—	24,196,487
Equity Real Estate Investment Trusts	12,091,416	—	—	12,091,416
Health Care Equipment & Supplies	42,694,498	—	—	42,694,498
Health Care Providers & Services	49,652,685	—	—	49,652,685
Hotels, Restaurants & Leisure	21,873,802	19,574,315	—	41,448,117
Interactive Media & Services	86,347,156	—	—	86,347,156
Internet & Direct Marketing Retail	104,686,590	—	—	104,686,590
IT Services	89,936,897	4,566,902	—	94,503,799
Life Sciences Tools & Services	70,982,039	16,851,575	—	87,833,614
Oil, Gas & Consumable Fuels	28,084,715	—	—	28,084,715
Pharmaceuticals	42,079,428	—	—	42,079,428
Semiconductors & Semiconductor Equipment	86,082,186	—	—	86,082,186
Software	220,297,923	—	—	220,297,923
Technology Hardware, Storage & Peripherals	110,186,031	—	—	110,186,031
Textiles, Apparel & Luxury Goods	23,807,895	37,572,653	—	61,380,548
Total Common Stocks	1,176,249,929	78,565,445	—	1,254,815,374
Total Preferred Stock*	—	—	8,442,835	8,442,835
Total Short-Term Investment*	—	36,843,593	—	36,843,593
Securities Lending Reinvestments
Certificates of Deposit	—	46,005,552	—	46,005,552
Commercial Paper	—	3,001,966	—	3,001,966
Repurchase Agreements	—	101,176,753	—	101,176,753
Mutual Funds	18,000,000	—	—	18,000,000
Total Securities Lending Reinvestments	18,000,000	150,184,271	—	168,184,271
Total Investments	$1,194,249,929	$265,593,309	$8,442,835	$1,468,286,073

Collateral for Securities Loaned (Liability)	$—	$(168,176,753)	$—	$(168,176,753)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTII-54

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—0.2% of Net Assets

Security Description	Principal Amount*	Value

Auto Manufacturers—0.2%
Toyota Motor Credit Corp. 3.240%, SOFR + 0.280%, 12/14/22 (a) (Cost $1,928,000)	1,928,000	$1,927,772

Short-Term Investments—99.7%

Certificate of Deposit—32.9%
Banco Santander S.A.(NY)
2.625%, SOFR + 0.420%, 10/07/22 (a)	7,000,000	7,000,424
2.975%, SOFR + 0.450%, 10/28/22 (a)	7,000,000	7,001,556
3.240%, SOFR + 0.550%, 02/17/23 (a)	7,000,000	7,003,741
3.580%, SOFR + 0.620%, 01/18/23 (a)	7,000,000	7,004,595
Bank of Montreal (Chicago) 3.460%, SOFR + 0500%, 05/05/23 (a)	4,000,000	4,002,628
Bank of Nova Scotia
3.460%, SOFR + 0.500%, 05/05/23 (a)	14,000,000	14,008,183
3.470%, SOFR + 0.510%, 03/16/23 (a)	7,000,000	7,004,642
Barclays Bank plc 3.580%, SOFR + 0.620%, 04/05/23 (a)	4,500,000	4,505,317
Canadian Imperial Bank of Commerce(NY)
3.260%, SOFR + 0.300%, 01/06/23 (a)	3,500,000	3,500,518
3.470%, SOFR + 0.510%, 03/15/23 (a)	7,000,000	7,005,586
3.610%, SOFR + 0.650%, 07/03/23 (a)	5,000,000	5,006,343
3.710%, SOFR + 0.750%, 07/21/23 (a)	1,500,000	1,503,158
Citibank N.A.
3.580%, SOFR + 0.620%, 09/21/23 (a)	3,000,000	2,999,648
4.160%, 09/01/23	4,500,000	4,470,164
Credit Agricole Corp. & Investment Bank (NY) 3.460%, SOFR + 0.500%, 03/17/23 (a)	7,000,000	7,006,533
Credit Suisse AG (NY) 2.930%, SOFR + 0.280%, 02/10/23 (a)	7,000,000	6,998,629
DZ Bank AG (NY) 3.060%, 10/04/22	20,000,000	20,000,016
Landesbank Baden-Wuettertemberg (NY) 3.060%, 10/04/22	30,000,000	29,999,964
Lloyds Bank Corporate Markets plc 3.230%, SOFR + 0.270%, 01/24/23 (a)	3,400,000	3,401,498
Mitsubishi UFJ Trust & Banking Corp. 3.530%, SOFR + 0.570%, 06/20/23 (a)	6,000,000	6,000,948
MUFG Bank Ltd. (NY)
0.300%, 10/31/22	3,000,000	2,992,773
0.330%, 11/01/22	7,000,000	6,982,740
3.240%, SOFR + 0.280%, 01/23/23 (a)	6,000,000	5,999,049
3.260%, SOFR + 0.300%, 03/10/23 (a)	4,000,000	3,998,526
Natixis S.A. (NY) 3.240%, SOFR + 0.280%, 02/07/23 (a)	6,000,000	5,999,929
Nordea Bank Abp (NY)
3.150%, SOFR + 0.190%, 10/27/22 (a)	4,000,000	4,000,129
3.380%, SOFR + 0.420%, 12/01/22 (a)	10,000,000	10,003,514
3.380%, SOFR + 0.420%, 12/07/22 (a)	5,000,000	5,001,772
3.450%, SOFR + 0.490%, 05/24/23 (a)	6,000,000	6,002,014
3.540%, SOFR + 0.580%, 03/01/23 (a)	4,000,000	4,004,153
3.540%, SOFR + 0.580%, 03/02/23 (a)	4,500,000	4,504,619
Standard Chartered Bank (NY)
3.260%, SOFR + 0.300%, 03/13/23 (a)	4,500,000	4,498,835

Certificate of Deposit—(Continued)
Standard Chartered Bank (NY)
3.510%, SOFR + 0.550%, 05/04/23 (a)	6,000,000	6,004,835
3.560%, SOFR + 0.600%, 03/01/23 (a)	10,000,000	10,009,334
3.570%, SOFR + 0.610%, 01/31/23 (a)	4,000,000	4,003,732
Sumitomo Mitsui Banking Corp. (NY)
3.230%, SOFR + 0.270%, 01/19/23 (a)	5,500,000	5,499,435
3.330%, SOFR + 0.370%, 10/19/22 (a)	7,000,000	7,000,727
3.370%, SOFR + 0.410%, 03/14/23 (a)	12,000,000	11,999,435
3.470%, SOFR + 0.510%, 12/23/22 (a)	4,000,000	4,002,447
3.560%, SOFR + 0.600%, 05/03/23 (a)	6,000,000	6,005,416
Sumitomo Mitsui Trust Bank, Ltd. (NY)
3.420%, SOFR + 0.460%, 02/22/23 (a)	7,000,000	7,003,990
3.510%, SOFR + 0.550%, 01/06/23 (a)	10,000,000	10,009,735
Svenska Handelsbanken
3.150%, SOFR + 0.190%, 10/27/22 (a)	5,000,000	5,000,158
3.620%, SOFR + 0.660%, 07/03/23 (a)	5,000,000	5,007,637
Swedbank AB 3.450%, SOFR + 0.490%, 12/15/22 (a)	8,700,000	8,703,915
Toronto-Dominion Bank (NY)
0.300%, 10/25/22	4,000,000	3,992,123
2.800%, 03/09/23	5,600,000	5,603,953
2.800%, 05/08/23	4,000,000	3,957,903
2.840%, 06/02/23	5,000,000	5,002,961
3.360%, 11/21/22	5,000,000	5,001,428
4.120%, 05/01/23	4,000,000	3,981,080
4.120%, 08/28/23	4,000,000	3,975,511
Wells Fargo Bank N.A. 3.310%, SOFR + 0.350%, 03/23/23 (a)	6,000,000	6,000,107

		347,178,006

Commercial Paper—51.3%
Alinghi Funding Co. LLC 3.066%, 05/17/23 (b)	3,000,000	2,916,644
Antalis S.A.
2.109%, 10/03/22 (b)	11,740,000	11,736,986
4.474%, 03/16/23 (b)	5,000,000	4,902,815
Atlantic Asset Securitization LLC 2.953%, 10/17/22 (b)	31,000,000	30,954,605
Australia & New Zealand Banking Group, Ltd. 3.330%, SOFR + 0.370%, 04/26/23 (a)	9,000,000	9,000,007
Autobahn Funding Co. LLC 2.335%, 10/04/22 (b)	7,000,000	6,997,611
Banco Santander S.A. 3.353%, SOFR + 0.420%, 03/20/23 (a)	10,500,000	10,500,267
Bank of Montreal (Chicago)
2.800%, 05/12/23 (b)	4,000,000	3,963,785
3.510%, SOFR + 0.550%, 06/06/23 (a)	7,000,000	7,004,876
Bank of Nova Scotia (The)
3.470%, SOFR + 0.510%, 01/03/23 (a)	3,000,000	3,002,334
3.620%, SOFR + 0.660%, 08/18/23 (a)	4,000,000	4,004,000
Barclays Bank plc 2.358%, 10/04/22 (b)	23,500,000	23,491,981
Barton Capital S.A. 2.452%, 10/07/22 (b)	12,000,000	11,992,743
Bayerische Landesbank (NY) 2.343%, 10/04/22 (b)	32,000,000	31,989,170

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bedford Row Funding Corp. 2.499%, 10/05/22 (b)	32,000,000	$31,986,382
BNP Paribas S.A. 3.360%, SOFR + 0.400%, 11/04/22 (a)	4,000,000	4,000,859
BPCE S.A.
1.418%, 02/22/23 (b)	7,000,000	6,886,546
3.560%, SOFR + 0.600%, 03/03/23 (a)	5,000,000	5,005,433
4.282%, 09/01/23 (b)	5,000,000	4,790,327
Citigroup Global Markets, Inc. 3.343%, 01/09/23 (b)	6,000,000	5,935,983
Columbia Funding Co. LLC 3.053%, 10/25/22 (b)	17,000,000	16,963,179
Commonwealth Bank of Australia 3.410%, SOFR + 0.450%, 02/21/23 (a)	5,000,000	5,004,019
Crown Point Capital Co. LLC
0.300%, 10/04/22 (b)	8,000,000	7,997,486
0.320%, 10/07/22 (b)	5,000,000	4,997,265
3.500%, SOFR + 0.540%, 12/06/22 (144A) (a)	7,000,000	7,000,769
DNB Bank ASA 3.450%, SOFR + 0.490%, 05/26/23 (a)	9,000,000	9,004,660
DZ Bank AG (NY) 2.062%, 10/03/22 (b)	15,000,000	14,996,279
Export Development Canada 3.015%, 10/31/22 (b)	12,000,000	11,968,287
Federation des Caisses Desjardins du Quebec 2.832%, 10/11/22 (b)	10,000,000	9,990,772
Great Bear Funding LLC 2.082%, 10/03/22 (b)	5,000,000	4,998,721
HSBC Bank plc 3.580%, SOFR + 0.600%, 06/06/23 (a)	6,000,000	6,000,948
Hydro-Quebec
3.079%, 11/03/22 (b)	11,000,000	10,967,961
3.082%, 11/04/22 (144A) (b)	11,000,000	10,966,954
Mackinac Funding Co. LLC 2.950%, 10/14/22 (b)	4,000,000	3,995,186
Macquarie Bank, Ltd.
3.330%, SOFR + 0.350%, 01/04/23 (a)	4,000,000	4,001,523
3.380%, SOFR + 0.400%, 10/06/22 (144A) (a)	5,000,000	5,000,201
3.480%, SOFR + 0.500%, 01/18/23 (144A) (a)	14,000,000	14,010,238
3.580%, SOFR + 0.600%, 03/03/23 (a)	4,000,000	4,004,596
3.580%, SOFR + 0.600%, 06/22/23 (a)	9,500,000	9,508,171
Matchpoint Finance plc 3.729%, 02/21/23 (b)	6,000,000	5,902,824
National Australia Bank, Ltd.
3.310%, SOFR + 0.350%, 10/25/22 (144A) (a)	5,000,000	5,000,736
3.330%, SOFR + 0.370%, 04/13/23 (a)	5,000,000	5,000,000
3.340%, SOFR + 0.380%, 11/04/22 (a)	4,000,000	4,000,784
3.360%, SOFR + 0.400%, 05/12/23 (a)	6,000,000	5,999,969
3.460%, SOFR + 0.500%, 03/14/23 (a)	10,000,000	10,006,698
National Bank of Canada 3.360%, SOFR + 0.400%, 11/10/22 (144A) (a)	6,500,000	6,501,400
Nordea Bank Abp 0.295%, 10/21/22 (b)	4,000,000	3,992,851
NRW Bank 2.293%, 10/04/22 (b)	22,000,000	21,992,615

Commercial Paper—(Continued)
Old Line Funding LLC
3.350%, SOFR + 0.370%, 10/24/22 (144A) (a)	7,000,000	7,001,048
3.350%, SOFR + 0.370%, 11/02/22 (a)	5,000,000	5,000,897
Province of British Columbia Canada 2.884%, 10/14/22 (b)	6,300,000	6,292,540
PSP Capital, Inc. 4.062%, 08/17/23 (b)	6,000,000	5,764,546
Ridgefield Funding Co. LLC
2.096%, 10/03/22 (b)	12,000,000	11,996,911
2.620%, 10/06/22 (b)	8,000,000	7,995,871
Skandinaviska Enskilda Banken AB 3.560%, SOFR + 0.580%, 03/01/23 (a)	4,250,000	4,254,568
Starbird Funding Corp. 3.761%, 02/23/23 (b)	5,000,000	4,916,476
Swedbank AB
3.310%, SOFR + 0.350%, 10/13/22 (a)	5,000,000	5,000,312
3.550%, SOFR + 0.590%, 03/02/23 (a)	4,000,000	4,004,483
Toronto-Dominion Bank (The) 1.346%, 02/17/23 (b)	7,000,000	6,894,650
UBS AG 3.152%, SOFR + 0.300%, 12/08/22 (a)	5,000,000	5,000,339
Victory Receivables Corp. 2.973%, 10/18/22 (b)	7,000,000	6,989,136
Westpac Banking Corp.
0.254%, 10/14/22 (b)	4,000,000	3,995,198
3.440%, SOFR + 0.480%, 03/24/23 (a)	5,000,000	5,002,848

		540,948,269

Repurchase Agreements—15.0%
BofA Securities, Inc. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $118,029,992; collateralized by U.S. Government Agency Obligation at 4.500%, with a maturity date of 08/20/52, with a market value of $120,360,000.	118,000,000	118,000,000
JPMorgan Securities LLC Repurchase Agreement dated 09/30/22 at 2.980%, due on 10/03/22 with a maturity value of $40,009,933; collateralized by U.S. Treasury Note at 2.875%, with a maturity date of 05/15/32, with a market value of $40,800,091.	40,000,000	40,000,000

		158,000,000

Time Deposit—0.5%
Royal Bank of Canada (Toronto) 3.070%, 10/03/22	5,000,000	5,000,000

Total Short-Term Investments (Cost $1,051,394,152)		1,051,126,275

Total Investments—99.9% (Cost $1,053,322,152)		1,053,054,047
Other assets and liabilities (net)—0.1%		1,077,944

Net Assets—100.0%		$1,054,131,991

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $55,481,346, which is 5.3% of net assets.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$1,927,772	$—	$1,927,772
Total Short-Term Investments*	—	1,051,126,275	—	1,051,126,275
Total Investments	$—	$1,053,054,047	$—	$1,053,054,047

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-57

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,112,013	$8,251,140
Baillie Gifford International Stock Portfolio (Class A) (b)	600,052	4,638,405
BlackRock Bond Income Portfolio (Class A) (b)	576,354	50,857,517
BlackRock Capital Appreciation Portfolio (Class A) (b)	113,429	2,768,803
BlackRock High Yield Portfolio (Class A) (a)	312,953	2,068,620
Brighthouse Small Cap Value Portfolio (Class A) (a)	312,299	3,794,433
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	129,263	979,816
Brighthouse/Artisan International Portfolio (Class A) (a)	374,896	2,924,189
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,982	966,845
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	900,478	8,320,415
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,459,919	20,884,716
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	881,439	6,196,515
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	259,317	6,895,227
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	353,099	3,845,249
CBRE Global Real Estate Portfolio (Class A) (a)	208,163	1,852,655
Harris Oakmark International Portfolio (Class A) (a)	400,741	3,670,786
Invesco Comstock Portfolio (Class A) (a)	633,217	7,756,908
Invesco Global Equity Portfolio (Class A) (a)	53,779	920,156
Jennison Growth Portfolio (Class A) (b)	296,235	2,829,048
JPMorgan Core Bond Portfolio (Class A) (a)	3,698,924	32,254,613
JPMorgan Small Cap Value Portfolio (Class A) (a)	188,685	1,928,357
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	112,225	986,456
MFS Research International Portfolio (Class A) (a)	303,436	2,906,915
MFS Value Portfolio (Class A) (b)	669,400	8,789,216
Neuberger Berman Genesis Portfolio (Class A) (b)	118,622	1,950,150
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	4,036,221	36,850,694
PIMCO Total Return Portfolio (Class A) (a)	5,256,507	49,779,126
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	195,607	2,806,963
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	226,186	5,799,413
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	125,761	965,843
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	250,203	3,903,169
TCW Core Fixed Income Portfolio (Class A) (a)	4,624,826	39,449,764
VanEck Global Natural Resources Portfolio (Class A) (b)	411,695	4,796,246
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,964,156	20,564,712
Western Asset Management U.S. Government Portfolio (Class A) (b)	5,338,759	54,241,790

Total Mutual Funds (Cost $485,827,830)		408,394,870

Total Investments—100.1% (Cost $485,827,830)		408,394,870
Other assets and liabilities (net)—(0.1)%		(329,070)

Net Assets—100.0%		$408,065,800

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$408,394,870	$—	$—	$408,394,870
Total Investments	$408,394,870	$—	$—	$408,394,870

BHFTII-58

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	17,938,708	$133,105,213
Allspring Mid Cap Value Portfolio (Class A) (a)	858,019	9,043,523
Baillie Gifford International Stock Portfolio (Class A) (b)	11,779,279	91,053,823
BlackRock Bond Income Portfolio (Class A) (b)	4,124,690	363,962,639
BlackRock Capital Appreciation Portfolio (Class A) (b)	2,439,224	59,541,460
BlackRock High Yield Portfolio (Class A) (a)	2,886,680	19,080,952
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,623,030	44,019,816
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	3,494,305	26,486,835
Brighthouse/Artisan International Portfolio (Class A) (a)	7,968,347	62,153,110
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	46,193	8,964,739
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,387,428	77,499,837
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	13,779,906	116,991,399
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	13,582,154	95,482,545
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	4,465,609	118,740,537
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	7,383,289	80,404,021
CBRE Global Real Estate Portfolio (Class A) (a)	2,856,646	25,424,146
Harris Oakmark International Portfolio (Class A) (a)	9,862,175	90,337,524
Invesco Comstock Portfolio (Class A) (a)	9,583,069	117,392,593
Invesco Global Equity Portfolio (Class A) (a)	1,986,116	33,982,445
Invesco Small Cap Growth Portfolio (Class A) (a)	2,591,059	18,033,774
Jennison Growth Portfolio (Class A) (b)	4,567,191	43,616,671
JPMorgan Core Bond Portfolio (Class A) (a)	16,568,322	144,475,765
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,627,723	26,855,328
Loomis Sayles Growth Portfolio (Class A) (a)	3,449,639	35,082,832
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	1,039,308	9,135,517
MFS Research International Portfolio (Class A) (a)	5,592,427	53,575,452
MFS Value Portfolio (Class A) (b)	10,376,224	136,239,825
Neuberger Berman Genesis Portfolio (Class A) (b)	1,100,045	18,084,743
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	24,755,013	226,013,270
PIMCO Total Return Portfolio (Class A) (a)	36,432,794	345,018,564
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,183,722	25,947,338
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,618,366	51,923,556
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,912,922	125,967,310
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,332,826	17,916,103
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,895,581	45,171,057
TCW Core Fixed Income Portfolio (Class A) (a)	32,549,128	277,644,064
VanEck Global Natural Resources Portfolio (Class A) (b)	6,170,167	71,882,445
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,454,921	151,343,018
Western Asset Management U.S. Government Portfolio (Class A) (b)	30,477,281	309,649,173

Total Mutual Funds (Cost $4,498,227,555)		3,707,242,962

Total Investments—100.0% (Cost $4,498,227,555)		3,707,242,962
Other assets and liabilities (net)—0.0%		(1,281,011)

Net Assets—100.0%		$3,705,961,951

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,707,242,962	$—	$—	$3,707,242,962
Total Investments	$3,707,242,962	$—	$—	$3,707,242,962

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	31,602,001	$234,486,846
Allspring Mid Cap Value Portfolio (Class A) (a)	2,136,058	22,514,056
Baillie Gifford International Stock Portfolio (Class A) (b)	39,412,993	304,662,436
BlackRock Bond Income Portfolio (Class A) (b)	7,469,680	659,124,593
BlackRock Capital Appreciation Portfolio (Class A) (b)	8,585,360	209,568,648
BlackRock High Yield Portfolio (Class A) (a)	8,562,033	56,595,035
Brighthouse Small Cap Value Portfolio (Class A) (a)	12,692,505	154,213,940
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	17,171,231	130,157,932
Brighthouse/Artisan International Portfolio (Class A) (a)	33,405,086	260,559,671
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	115,075	22,332,511
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	10,778,463	86,227,701
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	20,827,266	192,443,933
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	22,750,872	193,154,901
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	30,040,997	211,188,209
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,513,346	385,909,860
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	24,602,731	267,923,745
CBRE Global Real Estate Portfolio (Class A) (a)	14,321,567	127,461,949
Harris Oakmark International Portfolio (Class A) (a)	35,236,652	322,767,728
Invesco Comstock Portfolio (Class A) (a)	29,374,480	359,837,380
Invesco Global Equity Portfolio (Class A) (a)	4,913,832	84,075,668
Invesco Small Cap Growth Portfolio (Class A) (a)	15,949,496	111,008,489
Jennison Growth Portfolio (Class A) (b)	24,801,240	236,851,843
JPMorgan Core Bond Portfolio (Class A) (a)	27,015,392	235,574,219
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,581,971	67,267,742
Loomis Sayles Growth Portfolio (Class A) (a)	23,470,047	238,690,376
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	7,789,138	68,466,520
MFS Research International Portfolio (Class A) (a)	20,771,253	198,988,602
MFS Value Portfolio (Class A) (b)	34,437,122	452,159,418
Neuberger Berman Genesis Portfolio (Class A) (b)	4,130,444	67,904,503
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	30,461,210	278,110,847
PIMCO Total Return Portfolio (Class A) (a)	59,758,020	565,908,449
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	10,428,792	84,994,651
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	13,430,852	192,732,726
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,719,320	403,043,353
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,825,781	44,742,000
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	10,134,737	158,101,890
TCW Core Fixed Income Portfolio (Class A) (a)	56,830,378	484,763,129
VanEck Global Natural Resources Portfolio (Class A) (b)	23,310,986	271,572,992
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,825,928	186,637,469
Western Asset Management U.S. Government Portfolio (Class A) (b)	37,543,699	381,443,977

Total Mutual Funds (Cost $11,117,036,381)		9,014,169,937

Total Investments—100.0% (Cost $11,117,036,381)		9,014,169,937
Other assets and liabilities (net)—0.0%		(2,595,346)

Net Assets—100.0%		$9,011,574,591

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,014,169,937	$—	$—	$9,014,169,937
Total Investments	$9,014,169,937	$—	$—	$9,014,169,937

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	8,030,498	$59,586,292
Allspring Mid Cap Value Portfolio (Class A) (a)	7,294,997	76,889,266
Baillie Gifford International Stock Portfolio (Class A) (b)	40,284,251	311,397,258
BlackRock Bond Income Portfolio (Class A) (b)	3,583,895	316,242,891
BlackRock Capital Appreciation Portfolio (Class A) (b)	8,776,457	214,233,306
BlackRock High Yield Portfolio (Class A) (a)	6,061,419	40,065,981
Brighthouse Small Cap Value Portfolio (Class A) (a)	15,549,352	188,924,628
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	19,472,808	147,603,888
Brighthouse/Artisan International Portfolio (Class A) (a)	38,360,980	299,215,641
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	98,365	19,089,729
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	18,522,610	148,180,876
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,852,957	81,801,322
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	19,713,462	138,585,636
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,072,008	347,584,699
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	24,534,095	267,176,290
CBRE Global Real Estate Portfolio (Class A) (a)	20,556,114	182,949,417
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,870,550	37,523,239
Harris Oakmark International Portfolio (Class A) (a)	37,852,668	346,730,442
Invesco Comstock Portfolio (Class A) (a)	31,382,625	384,437,161
Invesco Global Equity Portfolio (Class A) (a)	6,286,379	107,559,948
Invesco Small Cap Growth Portfolio (Class A) (a)	24,454,447	170,202,949
Jennison Growth Portfolio (Class A) (b)	34,603,928	330,467,509
JPMorgan Core Bond Portfolio (Class A) (a)	15,973,084	139,285,289
JPMorgan Small Cap Value Portfolio (Class A) (a)	11,278,438	115,265,641
Loomis Sayles Growth Portfolio (Class A) (a)	32,797,574	333,551,326
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	15,532,201	136,528,048
MFS Research International Portfolio (Class A) (a)	25,625,150	245,488,933
MFS Value Portfolio (Class A) (b)	33,768,858	443,385,109
Morgan Stanley Discovery Portfolio (Class A) (a)	3,732,420	17,617,022
Neuberger Berman Genesis Portfolio (Class A) (b)	1,178,807	19,379,585
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	12,911,344	117,880,575
PIMCO Total Return Portfolio (Class A) (a)	25,313,115	239,715,199
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	13,473,157	109,806,227
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	20,375,130	292,383,111
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,912,541	382,357,546
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,988,431	38,311,151
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,672,919	135,297,536
TCW Core Fixed Income Portfolio (Class A) (a)	25,716,865	219,364,856
VanEck Global Natural Resources Portfolio (Class A) (b)	20,057,502	233,669,897
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,327,603	118,600,001

Total Mutual Funds (Cost $9,532,293,009)		7,554,335,420

Total Investments— 100.0% (Cost $9,532,293,009)		7,554,335,420
Other assets and liabilities (net)—0.0%		(2,235,328)

Net Assets—100.0%		$7,552,100,092

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,554,335,420	$—	$—	$7,554,335,420
Total Investments	$7,554,335,420	$—	$—	$7,554,335,420

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
CAE, Inc. (a) (b)	535,635	$8,211,285

Air Freight & Logistics—0.8%
Expeditors International of Washington, Inc. (b)	66,218	5,847,712

Auto Components—3.8%
BorgWarner, Inc. (b)	435,529	13,675,611
Gentex Corp.	573,460	13,671,286

		27,346,897

Banks—4.9%
First Citizens BancShares, Inc. - Class A	24,261	19,346,449
M&T Bank Corp. (b)	88,630	15,627,242

		34,973,691

Capital Markets—5.1%
Carlyle Group, Inc. (The)	404,246	10,445,717
Moelis & Co. - Class A (b)	350,498	11,850,337
Northern Trust Corp. (b)	160,582	13,739,396

		36,035,450

Chemicals—3.4%
Celanese Corp.	97,892	8,843,563
Corteva, Inc.	269,006	15,373,693

		24,217,256

Consumer Finance—2.1%
Synchrony Financial	532,425	15,009,061

Diversified Consumer Services—1.9%
H&R Block, Inc. (b)	312,902	13,310,851

Electric Utilities—2.8%
OGE Energy Corp.	554,730	20,225,456

Electrical Equipment—2.9%
nVent Electric plc	660,109	20,866,045

Electronic Equipment, Instruments & Components—1.3%
Vontier Corp.	561,106	9,376,081

Energy Equipment & Services—2.7%
NOV, Inc. (b)	1,193,626	19,312,869

Entertainment—3.9%
Electronic Arts, Inc. (b)	118,145	13,670,558
Warner Bros Discovery, Inc. (a) (b)	1,225,884	14,097,666

		27,768,224

Equity Real Estate Investment Trusts—5.7%
Lamar Advertising Co. - Class A	223,645	18,448,476
Public Storage	31,929	9,349,130
STORE Capital Corp.	412,803	12,933,118

		40,730,724

Food & Staples Retailing—3.9%
Kroger Co. (The)	359,439	15,725,456
Sysco Corp.	167,351	11,833,389

		27,558,845

Food Products—2.3%
Tyson Foods, Inc. - Class A	247,941	16,346,750

Health Care Equipment & Supplies—1.4%
Dentsply Sirona, Inc. (b)	347,573	9,853,695

Health Care Providers & Services—4.0%
AmerisourceBergen Corp.	83,812	11,342,278
Centene Corp. (a)	221,042	17,199,278

		28,541,556

Hotels, Restaurants & Leisure—6.9%
Expedia Group, Inc. (a)	179,624	16,828,973
Marriott International, Inc. - Class A	125,778	17,626,529
Vail Resorts, Inc.	68,593	14,791,394

		49,246,896

Insurance—7.6%
Arch Capital Group, Ltd. (a)	504,590	22,979,028
Globe Life, Inc.	226,104	22,542,569
Progressive Corp. (The)	75,994	8,831,263

		54,352,860

Interactive Media & Services—1.4%
IAC, Inc. (a) (b)	186,819	10,346,036

Machinery—1.6%
Otis Worldwide Corp.	179,582	11,457,332

Media—7.9%
Cable One, Inc. (b)	12,770	10,893,448
Liberty Broadband Corp. - Class C (a)	51,101	3,771,254
Liberty Media Corp. - Class A (a) (b)	186,523	7,100,931
Liberty Media Corp. - Class C (a)	185,406	6,991,660
News Corp. - Class A	927,378	14,012,681
Omnicom Group, Inc. (b)	214,107	13,508,011

		56,277,985

Real Estate Management & Development—1.4%
Jones Lang LaSalle, Inc. (a) (b)	65,053	9,827,557

Road & Rail—3.5%
AMERCO (b)	48,928	24,915,116

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.	195,654	27,262,428

Software—2.0%
Check Point Software Technologies, Ltd. (a)	129,891	14,550,390

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.3%
AutoNation, Inc. (a) (b)	163,224	$16,627,629

Technology Hardware, Storage & Peripherals—1.6%
NetApp, Inc.	179,252	11,086,736

Trading Companies & Distributors—1.5%
Air Lease Corp. (b)	343,294	10,645,547

Total Common Stocks (Cost $551,214,681)		682,128,960

Short-Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $31,361,995; collateralized by U.S. Treasury Note at 0.875%, maturing 01/31/24, with a market value of $31,986,310.	31,359,120	31,359,120

Total Short-Term Investments (Cost $31,359,120)		31,359,120

Securities Lending Reinvestments (c)—13.7%

Certificates of Deposit—5.0%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	3,000,000	3,000,000
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	1,000,000	1,000,286
3.470%, SOFR + 0.510%, 03/15/23 (d)	2,000,000	2,000,000
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (d)	1,000,000	999,880
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (d)	1,000,000	999,908
3.460%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,002,150
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	2,000,000	1,999,704
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (d)	1,000,000	1,000,263
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	2,000,000	2,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (d)	1,000,000	1,000,026
3.370%, FEDEFF PRV + 0.290%, 10/17/22 (d)	2,000,000	2,000,064
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	2,000,000	2,001,790
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (d)	2,000,000	2,001,586
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	1,000,000	1,000,119

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (d)	2,000,000	$2,000,444
Sumitomo Mitsui Trust Bank, Ltd. 3.300%, SOFR + 0.340%, 10/11/22 (d)	2,000,000	2,000,084
3.410%, SOFR + 0.450%, 02/24/23 (d)	2,000,000	2,001,678
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,999,380

		36,007,792

Repurchase Agreements—4.6%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $4,013,106; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $4,081,120.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $2,601,552; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $2,658,632.	2,600,000	2,600,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $2,001,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $2,192,100.	2,000,000	2,000,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $11,296,291; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $11,522,217.	11,293,515	11,293,515
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,300,818; collateralized by various Common Stock with an aggregate market value of $1,447,676.	1,300,000	1,300,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $600,150; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $612,408.	600,000	600,000

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $900,230; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $999,958.	900,000	$900,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,301,418; collateralized by various Common Stock with an aggregate market value of $2,558,638.	2,300,000	2,300,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,867.	3,000,000	3,000,000

		32,993,515

Mutual Funds—4.1%
AB Government Money Market Portfolio, Institutional Class 2.570% (e)	2,000,000	2,000,000
Allspring Government Money Market Fund, Select Class 2.750% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (e)	2,000,000	2,000,000

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (e)	5,000,000	5,000,000

		29,000,000

Total Securities Lending Reinvestments (Cost $97,993,515)		98,001,307

Total Investments—113.7% (Cost $680,567,316)		811,489,387
Other assets and liabilities (net)—(13.7)%		(97,918,598)

Net Assets—100.0%		$713,570,789

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $100,178,140 and the collateral received consisted of cash in the amount of $97,993,515 and non-cash collateral with a value of $4,871,586. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$682,128,960	$—	$—	$682,128,960
Total Short-Term Investment*	—	31,359,120	—	31,359,120
Securities Lending Reinvestments
Certificates of Deposit	—	36,007,792	—	36,007,792
Repurchase Agreements	—	32,993,515	—	32,993,515
Mutual Funds	29,000,000	—	—	29,000,000
Total Securities Lending Reinvestments	29,000,000	69,001,307	—	98,001,307
Total Investments	$711,128,960	$100,360,427	$—	$811,489,387

Collateral for Securities Loaned (Liability)	$—	$(97,993,515)	$—	$(97,993,515)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—6.4%
A2B Australia, Ltd. (a)	55,813	$41,434
Accent Group, Ltd.	97,699	79,412
Adairs, Ltd.	39,936	46,221
Adbri, Ltd.	108,171	126,299
Ainsworth Game Technology, Ltd. (a)	51,616	28,726
Alkane Resources, Ltd. (a)	145,570	63,273
Alliance Aviation Services, Ltd. (a)	6,026	11,945
AMA Group, Ltd. (a)	197,423	29,094
AMP, Ltd. (a)	570,555	396,234
Ansell, Ltd.	15,479	247,576
Appen, Ltd.	12,693	24,948
Arafura Resources, Ltd. (a)	295,492	61,656
ARB Corp., Ltd.	21,560	383,523
Ardent Leisure Group, Ltd.	113,950	37,862
AUB Group, Ltd.	34,964	425,342
Audinate Group, Ltd. (a)	7,537	34,927
Aurelia Metals, Ltd. (a)	300,118	37,791
Aussie Broadband, Ltd. (a)	32,987	48,241
Austal, Ltd.	105,389	153,775
Australian Agricultural Co., Ltd. (a)	114,933	126,312
Australian Ethical Investment, Ltd.	3,755	11,911
Australian Finance Group, Ltd.	54,872	56,341
Australian Strategic Materials, Ltd. (a)	32,427	48,728
Auswide Bank, Ltd.	10,608	35,453
AVJennings, Ltd.	10,332	2,774
AVZ Minerals, Ltd. (a) (b) (c)	403,512	169,233
Baby Bunting Group, Ltd.	24,951	59,814
Bapcor, Ltd.	85,877	336,070
Beach Energy, Ltd.	371,555	355,324
Bega Cheese, Ltd.	99,511	219,240
Bellevue Gold, Ltd. (a)	187,966	90,467
Black Rock Mining, Ltd. (a)	70,006	6,615
Blackmores, Ltd.	4,688	187,544
Boral, Ltd.	77,809	131,753
Boss Energy, Ltd. (a)	15,954	27,054
Bravura Solutions, Ltd.	79,636	62,742
Breville Group, Ltd.	25,536	293,433
Brickworks, Ltd.	16,435	224,458
Bubs Australia, Ltd. (a)	40,453	13,091
BWX, Ltd. (a) (b) (c)	32,748	13,197
Calidus Resources, Ltd. (a)	33,980	11,907
Calix, Ltd. (a)	3,136	11,624
Capitol Health, Ltd.	260,324	52,493
Capral, Ltd.	5,292	24,416
Capricorn Metals, Ltd. (a)	63,797	123,087
Carnarvon Energy, Ltd. (a)	136,527	13,577
Cash Converters International, Ltd.	152,939	22,505
Catapult Group International, Ltd. (a)	33,605	17,752
Cedar Woods Properties, Ltd.	22,776	58,262
Chalice Mining, Ltd. (a)	76,230	187,944
Challenger, Ltd.	43,595	163,507
Champion Iron, Ltd.	59,773	185,232
City Chic Collective, Ltd. (a)	43,372	35,750
Clinuvel Pharmaceuticals, Ltd.	9,453	111,259
Clover Corp., Ltd.	39,945	32,069
Codan, Ltd.	31,190	111,847
Collection House, Ltd. (a) (b) (c)	40,783	0
Collins Foods, Ltd.	30,579	169,328
Cooper Energy, Ltd. (a)	890,406	145,374
Corporate Travel Management, Ltd.	28,366	301,170
Costa Group Holdings, Ltd.	138,722	197,300
Credit Corp. Group, Ltd.	20,160	222,850
CSR, Ltd.	156,422	443,837
Dacian Gold, Ltd. (a)	86,371	5,020
Data #3, Ltd.	49,016	194,120
De Grey Mining, Ltd. (a)	249,351	163,652
Deterra Royalties, Ltd.	69,909	179,147
Dicker Data, Ltd.	11,410	74,758
Domain Holdings Australia, Ltd.	84,414	174,395
Downer EDI, Ltd.	150,888	437,633
Eagers Automotive, Ltd.	35,943	250,577
Earlypay, Ltd.	52,044	14,602
Eclipx Group, Ltd. (a)	82,973	118,808
Elanor Investor Group	5,934	6,384
Elders, Ltd.	45,511	345,253
Elixir Energy, Ltd. (a)	29,923	3,010
Emeco Holdings, Ltd.	147,781	78,547
Emerald Resources NL (a)	28,187	19,401
EML Payments, Ltd. (a)	62,760	31,421
Energy World Corp., Ltd. (a)	472,609	16,176
EQT Holdings, Ltd.	4,874	76,838
Estia Health, Ltd.	52,899	66,708
Euroz Hartleys Group, Ltd.	27,855	23,086
Event Hospitality and Entertainment, Ltd. (a)	33,773	277,308
Fiducian Group, Ltd.	3,121	14,071
Finbar Group, Ltd.	6,909	2,871
Firefinch, Ltd. (a) (b) (c)	39,761	3,815
Fleetwood, Ltd.	35,042	32,509
Flight Centre Travel Group, Ltd. (a)	36,455	328,007
Frontier Digital Ventures, Ltd. (a)	10,067	4,050
G8 Education, Ltd.	300,520	183,383
Galan Lithium, Ltd. (a)	27,489	20,677
Genworth Mortgage Insurance Australia, Ltd.	88,585	152,788
Gold Road Resources, Ltd.	216,581	178,585
GR Engineering Services, Ltd.	5,075	6,785
GrainCorp, Ltd. - Class A	83,590	414,476
Grange Resources, Ltd.	120,000	53,061
Greenland Minerals Ltd. (a)	349,524	11,187
GUD Holdings, Ltd.	52,411	249,148
GWA Group, Ltd.	81,814	99,549
Hansen Technologies, Ltd.	57,391	162,803
Hastings Technology Metals, Ltd. (a)	7,228	16,017
Healius, Ltd.	153,195	327,116
HT&E, Ltd.	82,651	63,574
HUB24, Ltd.	16,586	218,397
Humm Group, Ltd.	107,580	31,052
IDM International, Ltd. (a) (b) (c)	1,969	0
Iluka Resources, Ltd.	42,657	245,881
Imdex, Ltd.	110,358	124,766
Immutep, Ltd. (ADR) (a)	8,886	13,862
Infomedia, Ltd.	133,597	100,030
Inghams Group, Ltd.	86,621	131,195
Insignia Financial, Ltd.	185,529	348,210
Integral Diagnostics, Ltd.	46,301	81,724

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Integrated Research, Ltd. (a)	28,972	$7,149
Invocare, Ltd.	44,413	285,318
ioneer, Ltd. (a)	304,527	124,253
IPH, Ltd.	59,961	361,000
Iress, Ltd.	58,472	330,352
IVE Group, Ltd.	19,754	28,353
Johns Lyng Group, Ltd.	42,975	170,842
Jumbo Interactive, Ltd.	12,118	92,548
Jupiter Mines, Ltd.	439,415	54,850
Karoon Energy, Ltd. (a)	168,923	196,418
Kelsian Group, Ltd.	12,263	37,612
Kogan.com, Ltd. (a)	16,956	32,701
LEO LIithium, Ltd. (a)	28,400	9,974
Lifestyle Communities, Ltd.	20,891	200,547
Link Administration Holdings, Ltd.	158,207	288,116
Lovisa Holdings, Ltd.	12,752	171,865
Lycopodium, Ltd.	6,179	26,923
MA Financial Group, Ltd.	11,341	27,782
MACA, Ltd.	71,850	49,421
Macmahon Holdings, Ltd.	380,170	36,249
Macquarie Telecom Group, Ltd. (a)	881	33,639
Magellan Financial Group, Ltd.	5,856	41,836
Mayne Pharma Group, Ltd. (a)	452,144	79,006
McMillan Shakespeare, Ltd.	26,993	222,608
McPherson’s, Ltd.	39,600	19,544
Mesoblast, Ltd. (a)	42,929	21,238
Metals X, Ltd. (a)	147,577	24,932
Metcash, Ltd.	143,614	355,957
Mincor Resources NL (a)	50,745	59,399
MMA Offshore, Ltd. (a)	78,350	34,742
Monadelphous Group, Ltd.	35,445	293,808
Monash IVF Group, Ltd.	52,109	30,210
Money3 Corp., Ltd.	50,348	57,992
Morning Star Gold NL (a) (b) (c)	33,455	0
Mount Gibson Iron, Ltd. (a)	158,334	41,206
Myer Holdings, Ltd.	275,411	103,196
MyState, Ltd.	24,019	58,554
Nanosonics, Ltd. (a)	54,895	120,049
Navigator Global Investments, Ltd.	52,466	37,701
Nearmap, Ltd. (a)	109,995	139,694
Netwealth Group, Ltd.	25,931	198,437
New Energy Solar, Ltd.	2,827	1,728
New Hope Corp., Ltd.	137,727	553,171
Newcrest Mining, Ltd. (a)	16,507	181,161
nib holdings, Ltd.	120,205	568,958
Nick Scali, Ltd.	21,771	128,407
Nickel Industries, Ltd.	186,202	92,749
Nine Entertainment Co. Holdings, Ltd.	54,285	64,038
Novonix, Ltd. (a)	53,945	59,170
NRW Holdings, Ltd.	134,771	203,388
Nufarm, Ltd.	102,823	325,947
Objective Corp., Ltd.	2,117	17,760
OceanaGold Corp. (a)	212,111	345,495
OFX Group, Ltd. (a)	99,303	160,320
OM Holdings, Ltd.	21,506	8,376
Omni Bridgeway, Ltd. (a)	75,128	180,543
oOh!media, Ltd.	130,777	102,641
Opthea, Ltd. (a)	15,431	11,493
Orora, Ltd.	248,793	474,814
Pacific Current Group, Ltd.	12,733	59,479
Pacific Smiles Group, Ltd. (a)	13,431	12,786
Pact Group Holdings, Ltd.	50,886	43,733
Paladin Energy, Ltd. (a)	599,035	290,673
Panoramic Resources, Ltd. (a)	200,216	24,411
Pantoro, Ltd. (a)	98,978	10,349
Peet, Ltd.	88,199	60,765
Pendal Group, Ltd.	88,324	252,660
PeopleIN, Ltd.	8,684	17,031
Perenti Global, Ltd. (a)	204,417	120,646
Perpetual, Ltd.	19,757	298,637
Perseus Mining, Ltd.	340,886	335,776
Pinnacle Investment Management Group, Ltd.	20,949	109,548
Platinum Asset Management, Ltd.	114,060	123,013
PolyNovo, Ltd. (a)	68,632	56,426
Poseidon Nickel, Ltd. (a)	225,248	6,498
Praemium, Ltd.	98,955	41,883
Premier Investments, Ltd.	18,673	266,119
Propel Funeral Partners, Ltd.	8,061	24,411
PSC Insurance Group, Ltd.	11,367	34,975
PWR Holdings, Ltd.	16,772	91,095
PYC Therapeutics, Ltd. (a)	83,719	3,458
QANTM Intellectual Property, Ltd.	14,173	8,876
Ramelius Resources, Ltd.	229,213	105,426
Reckon, Ltd.	36,898	26,549
Red 5, Ltd. (a) (b) (c)	475,220	57,189
Redbubble, Ltd. (a)	43,202	17,253
Regis Healthcare, Ltd.	26,109	28,415
Regis Resources, Ltd.	236,656	237,271
Reject Shop, Ltd. (The) (a)	12,421	32,743
Resolute Mining, Ltd. (a)	357,444	48,142
Retail Food Group, Ltd. (a)	190,378	6,470
Ridley Corp., Ltd.	113,689	148,505
RPMGlobal Holdings, Ltd. (a)	24,415	23,593
Sandfire Resources, Ltd.	121,005	287,187
Select Harvests, Ltd.	44,322	148,486
Servcorp, Ltd.	21,215	43,935
Service Stream, Ltd.	154,571	66,643
Seven West Media, Ltd. (a)	345,244	90,600
SG Fleet Group, Ltd.	27,529	35,449
Shaver Shop Group, Ltd.	18,090	12,503
Sierra Rutile Holdings, Ltd. (a)	66,772	8,909
Sigma Healthcare, Ltd.	347,766	148,111
Silver Lake Resources, Ltd. (a)	202,549	153,908
Silver Mines, Ltd. (a)	74,163	7,744
SmartGroup Corp., Ltd.	33,331	106,498
SolGold plc (a)	36,239	6,133
Southern Cross Media Group, Ltd.	76,997	45,456
SRG Global, Ltd.	9,380	4,006
St. Barbara, Ltd. (a)	208,312	99,134
Star Entertainment Group, Ltd. (The) (a)	208,130	341,122
Strike Energy, Ltd. (a)	198,861	31,229
Sunland Group, Ltd.	40,150	59,629
Super Retail Group, Ltd.	52,166	293,788
Superloop, Ltd. (a)	59,252	24,827

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Symbio Holdings, Ltd.	4,332	$8,778
Syrah Resources, Ltd. (a)	163,680	168,794
Tabcorp Holdings, Ltd.	86,052	51,526
Tassal Group, Ltd.	70,236	232,556
Technology One, Ltd.	59,776	400,569
Temple & Webster Group, Ltd. (a)	11,478	36,203
Ten Sixty Four, Ltd.	60,972	25,032
Terracom, Ltd.	22,124	14,477
Tietto Minerals, Ltd. (a)	61,032	17,044
Tribune Resources, Ltd.	2,377	5,633
Tyro Payments, Ltd. (a)	54,611	44,358
United Malt Group, Ltd.	95,694	190,819
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	0
Vista Group International, Ltd. (a)	33,201	30,507
Viva Energy Group, Ltd.	164,478	273,198
Webjet, Ltd. (a)	84,765	256,239
West African Resources, Ltd. (a)	238,805	158,497
Westgold Resources, Ltd. (a)	123,130	65,925
Whitehaven Coal, Ltd.	237,257	1,364,301
Zip Co., Ltd. (a)	37,474	15,990

		29,956,083

Austria—1.4%
A-TEC Industries AG (a) (b) (c)	1	0
Agrana Beteiligungs AG	4,073	56,483
ams-OSRAM AG (a)	58,625	364,865
Andritz AG	20,093	850,296
Austria Technologie & Systemtechnik AG	11,814	385,410
BAWAG Group AG (a)	18,569	796,820
CA Immobilien Anlagen AG	4,165	123,419
DO & Co. AG (a)	2,435	160,592
EVN AG	9,993	166,280
FACC AG (a) (d)	6,291	37,406
Flughafen Wien AG (a)	900	29,183
Immofinanz AG	28,505	0
Kapsch TrafficCom AG (a) (d)	1,870	19,917
Kontron AG (d)	15,588	222,905
Lenzing AG (d)	3,209	174,572
Mayr Melnhof Karton AG	2,669	342,559
Oberbank AG	198	19,792
Oesterreichische Post AG (d)	5,869	156,552
Palfinger AG	5,204	99,120
POLYTEC Holding AG (d)	6,228	27,497
Porr AG	2,768	24,399
Raiffeisen Bank International AG	22,955	272,536
Rosenbauer International AG (d)	1,414	40,918
Schoeller-Bleckmann Oilfield Equipment AG	3,509	153,889
Semperit AG Holding	4,892	82,313
Strabag SE	2,729	103,175
Telekom Austria AG (a)	40,133	231,629
UBM Development AG	1,459	38,583
UNIQA Insurance Group AG	32,519	191,494
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,511	194,293
voestalpine AG	25,972	439,227
Wienerberger AG	33,409	669,811
Zumtobel Group AG	8,536	50,065

		6,526,000

Belgium—1.6%
Ackermans & van Haaren NV	7,319	926,345
AGFA-Gevaert NV (a)	50,218	148,580
Atenor	1,361	54,497
Banque Nationale de Belgique	15	12,652
Barco NV	21,013	445,084
Bekaert S.A.	10,571	264,111
Biocartis Group NV (a) (d)	10,340	8,664
bpost S.A.	18,928	101,249
Cie d’Entreprises CFE (a) (d)	2,249	21,395
D’ieteren Group	619	86,859
Deceuninck NV	27,313	50,763
Deme Group (a)	2,249	233,227
Econocom Group S.A.	39,556	97,826
Elia Group S.A.	2,092	245,873
Etablissements Franz Colruyt NV	7,308	159,920
Euronav NV	53,441	835,567
EVS Broadcast Equipment S.A.	4,312	79,469
Exmar NV	10,339	92,896
Fagron	14,385	176,288
Galapagos NV (a)	9,086	388,789
GIMV NV	4,984	213,429
Greenyard NV (a)	5,819	38,156
Immobel S.A. (d)	1,276	55,688
Ion Beam Applications	6,507	76,012
Jensen-Group NV	1,035	28,324
Kinepolis Group NV (a)	4,307	157,980
Lotus Bakeries NV	92	470,089
MDxHealth S.A. (a) (d)	8,434	5,565
Melexis NV	5,164	349,410
Mithra Pharmaceuticals S.A. (a) (d)	506	3,100
Ontex Group NV (a)	16,729	89,177
Orange Belgium S.A. (a)	5,071	89,235
Picanol (d)	467	31,488
Proximus SADP	28,286	293,083
Recticel S.A.	15,533	203,825
Roularta Media Group NV	1,629	26,735
Shurgard Self Storage S.A.	5,118	208,527
Sipef NV	1,958	103,590
Telenet Group Holding NV	8,880	121,115
TER Beke S.A.	148	12,888
Tessenderlo Group S.A. (a)	5,516	162,361
Van de Velde NV	1,970	62,679
VGP NV	1,334	126,039
Viohalco S.A.	26,609	87,942
X-Fab Silicon Foundries SE (a)	14,349	71,503

		7,517,994

Cambodia—0.0%
NagaCorp, Ltd. (a) (d)	252,325	165,631

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—12.2%
5N Plus, Inc. (a)	33,732	$40,781
Absolute Software Corp. (d)	1,711	19,794
Acadian Timber Corp. (d)	3,800	44,015
Aclara Resources, Inc. (a) (d)	13,185	3,054
Advantage Energy, Ltd. (a)	91,030	654,380
Aecon Group, Inc. (d)	19,646	135,396
AG Growth International, Inc.	5,820	135,667
AGF Management, Ltd. - Class B	19,644	86,178
Aimia, Inc. (a) (d)	24,635	61,527
AirBoss of America Corp. (d)	3,761	22,735
Alamos Gold, Inc. - Class A	114,958	852,188
Alaris Equity Partners Income (d)	8,510	91,424
Algoma Central Corp.	6,110	71,258
Altius Minerals Corp. (d)	12,660	177,433
Altus Group, Ltd. (d)	12,988	421,039
Americas Gold And Silver Corp. (a) (d)	4,400	1,847
Amerigo Resources, Ltd.	35,000	24,577
Andlauer Healthcare Group, Inc. (d)	1,869	64,336
Andrew Peller, Ltd. - Class A	11,417	46,367
Aritzia, Inc. (a)	24,317	799,036
Ascot Resources, Ltd. (a) (d)	16,500	4,658
Atco, Ltd. - Class I	19,446	597,591
Athabasca Oil Corp. (a)	144,824	223,314
ATS Automation Tooling Systems, Inc. (a)	25,733	679,209
Aurora Cannabis, Inc. (a)	8,729	10,649
AutoCanada, Inc. (a)	8,428	138,133
B2Gold Corp.	43,043	138,351
B2Gold Corp. (d)	216,224	696,241
Badger Infrastructure Solutions, Ltd.	11,262	229,504
Ballard Power Systems, Inc. (a) (d)	35,195	215,393
Baytex Energy Corp. (a)	136,747	579,122
Birchcliff Energy, Ltd.	80,388	570,895
Bird Construction, Inc.	18,612	80,304
Black Diamond Group, Ltd. (d)	19,812	54,501
BlackBerry, Ltd. (a) (d)	64,374	302,558
BMTC Group, Inc.	5,387	52,257
Bombardier, Inc. - Class A (a) (d)	584	11,415
Bombardier, Inc. - Class B (a)	17,689	316,682
Boralex, Inc. - Class A	25,118	797,717
Boyd Group Services, Inc.	4,432	558,111
Bridgemarq Real Estate Services	3,500	36,486
Brookfield Infrastructure Corp. - Class A	12,107	492,834
Calian Group, Ltd.	2,846	115,233
Canaccord Genuity Group, Inc.	30,012	147,089
Canacol Energy, Ltd. (d)	40,661	55,045
Canada Goose Holdings, Inc. (a) (d)	9,656	147,157
Canada Goose Holdings, Inc. (a) (d)	4,869	74,092
Canadian Western Bank (d)	25,085	408,413
Canfor Corp. (a)	20,141	293,217
Canfor Pulp Products, Inc. (a)	11,097	37,958
Capital Power Corp. (d)	36,075	1,224,829
Capstone Mining Corp. (a) (d)	122,839	289,901
Cardinal Energy, Ltd.	32,459	166,836
Cascades, Inc.	28,626	166,615
Celestica, Inc. (a)	35,793	301,611
Centerra Gold, Inc.	66,685	293,513
CES Energy Solutions Corp. (d)	90,181	142,321
CI Financial Corp.	51,912	497,568
Clairvest Group, Inc.	200	10,352
Cogeco Communications, Inc.	3,980	207,766
Cogeco, Inc.	2,109	84,125
Computer Modelling Group, Ltd.	28,920	106,355
Copper Mountain Mining Corp. (a) (d)	63,622	70,929
Corby Spirit and Wine, Ltd.	3,957	50,445
Corus Entertainment, Inc. - B Shares	69,390	118,551
Crescent Point Energy Corp.	89,477	550,588
Crescent Point Energy Corp. (d)	60,196	370,807
Crew Energy, Inc. (a)	69,029	257,356
Cronos Group, Inc. (a)	11,628	32,791
Denison Mines Corp. (a) (d)	231,048	269,293
Dexterra Group, Inc. (d)	11,442	47,628
DIRTT Environmental Solutions (a) (d)	17,310	7,393
Doman Building Materials Group, Ltd. (d)	19,304	81,193
Dorel Industries, Inc. - Class B	8,626	29,662
DREAM Unlimited Corp. - Class A	8,735	155,559
Dundee Precious Metals, Inc.	45,872	203,898
E-L Financial Corp., Ltd.	677	411,684
ECN Capital Corp.	87,631	289,915
Eldorado Gold Corp. (a)	51,016	308,382
Element Fleet Management Corp. (d)	101,554	1,198,342
Endeavour Silver Corp. (a) (d)	34,348	103,441
Enerflex, Ltd.	29,289	125,735
Enerplus Corp.	10,239	145,087
Enerplus Corp.	56,230	796,220
Enghouse Systems, Ltd.	12,678	266,161
Ensign Energy Services, Inc. (a)	51,526	84,301
EQB, Inc.	8,098	272,249
Equinox Gold Corp. (a) (d)	28,628	103,831
Equinox Gold Corp. (a) (d)	27,871	101,729
ERO Copper Corp. (a) (d)	16,890	186,709
Evertz Technologies, Ltd. (d)	9,349	83,111
Exchange Income Corp. (d)	4,751	142,528
Exco Technologies, Ltd. (d)	7,732	43,100
Extendicare, Inc. (d)	29,162	143,345
Fiera Capital Corp. (d)	22,157	139,389
Finning International, Inc.	39,332	691,339
Firm Capital Mortgage Investment Corp. (d)	9,574	79,844
First Majestic Silver Corp. (d)	9,430	71,857
First Majestic Silver Corp. (d)	45,160	345,234
First Mining Gold Corp. (a)	50,000	7,420
First National Financial Corp. (d)	4,907	127,919
Fission Uranium Corp. (a) (d)	114,725	54,815
Fortuna Silver Mines, Inc. (a) (d)	82,364	206,305
Fortuna Silver Mines, Inc. (a) (d)	4,200	10,584
Freehold Royalties, Ltd.	35,012	364,479
Galiano Gold, Inc. (a) (d)	23,027	11,169
Gamehost, Inc.	4,952	27,962
GDI Integrated Facility Services, Inc. (a)	3,200	99,034
Gibson Energy, Inc. (d)	42,525	676,349
Goeasy, Ltd.	3,895	303,175
GoGold Resources, Inc. (a) (d)	28,473	32,568
GoldMoney, Inc. (a) (d)	11,000	13,139
Goodfood Market Corp. (a) (d)	8,500	5,600
Gran Tierra Energy, Inc. (a) (d)	112,213	137,286

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Guardian Capital Group, Ltd. - Class A	5,600	$108,445
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (a)	35,296	134,403
Heroux-Devtek, Inc. (a)	12,653	112,209
High Liner Foods, Inc.	6,007	56,576
Home Capital Group, Inc. (d)	14,784	294,321
HudBay Minerals, Inc.	64,983	261,560
i-80 Gold Corp. (a)	7,853	13,871
IAMGOLD Corp. (a) (d)	5,500	5,885
IAMGOLD Corp. (a) (d)	118,555	127,880
Imperial Metals Corp. (a)	19,966	35,123
Information Services Corp. (d)	2,900	46,292
Innergex Renewable Energy, Inc.	35,108	441,979
InPlay Oil Corp. (a)	5,900	11,319
Interfor Corp. (a)	23,632	413,669
International Petroleum Corp. (a)	1,640	12,929
International Petroleum Corp. (a)	11,970	95,725
International Tower Hill Mines, Ltd. (a)	21,604	11,104
Invesque, Inc. (a) (d)	9,800	10,192
Jamieson Wellness, Inc.	12,957	314,322
Journey Energy, Inc. (a)	100	341
K-Bro Linen, Inc.	3,219	65,692
K92 Mining, Inc. (a)	12,873	73,621
Karora Resources, Inc. (a)	28,791	59,402
Kelt Exploration, Ltd. (a)	58,951	222,344
Keyera Corp.	10,762	221,574
Kinaxis, Inc. (a)	3,062	303,839
Kingsway Financial Services, Inc. (a)	8,765	60,829
Knight Therapeutics, Inc. (a)	36,815	141,519
KP Tissue, Inc. (d)	1,400	10,429
Labrador Iron Ore Royalty Corp. (d)	17,800	372,533
Largo, Inc. (a) (d)	8,317	43,712
Lassonde Industries, Inc. - Class A	900	70,842
Laurentian Bank of Canada	12,879	276,162
Leon’s Furniture, Ltd.	9,639	111,647
Lightspeed Commerce, Inc. (a)	11,035	193,995
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	12,044	469,170
Logistec Corp. - Class B	600	16,584
Lucara Diamond Corp. (a) (d)	110,136	43,852
Lundin Gold, Inc.	11,400	79,227
MAG Silver Corp. (a)	8,829	110,186
Magellan Aerospace Corp.	5,794	28,984
Mainstreet Equity Corp. (a)	2,261	173,501
Major Drilling Group International, Inc. (a)	28,577	171,915
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	26,200	391,478
Martinrea International, Inc.	25,209	156,034
Maverix Metals, Inc.	7,686	25,748
Maxim Power Corp. (a)	2,800	8,270
MDF Commerce, Inc. (a) (d)	4,176	6,651
Medical Facilities Corp. (d)	12,861	99,901
MEG Energy Corp. (a)	87,454	978,781
Melcor Developments, Ltd.	3,120	24,484
Methanex Corp. (d)	14,040	447,455
Methanex Corp.	1,300	41,409
Morguard Corp.	1,400	110,543
Mountain Province Diamonds, Inc. (a)	1,600	637
MTY Food Group, Inc.	6,320	260,834
Mullen Group, Ltd. (d)	29,854	307,758
Neo Performance Materials, Inc.	4,300	31,720
New Gold, Inc. (a)	172,247	153,374
NFI Group, Inc. (d)	13,975	122,819
Nighthawk Gold Corp. (a)	4,900	1,029
North American Construction Group, Ltd.	10,441	99,697
North West Co., Inc. (The)	15,571	360,601
NuVista Energy, Ltd. (a)	59,117	419,834
Organigram Holdings, Inc. (a)	36,998	32,247
Orla Mining, Ltd. (a) (d)	8,000	26,080
Osisko Gold Royalties, Ltd.	5,132	52,244
Osisko Gold Royalties, Ltd.	37,232	379,234
Osisko Mining, Inc. (a)	54,809	122,605
Pan American Silver Corp.	27,213	432,142
Pan American Silver Corp.	1,187	18,870
Paramount Resources, Ltd. - Class A	19,290	340,736
Parex Resources, Inc.	39,859	582,007
Park Lawn Corp.	9,456	164,771
Parkland Corp.	39,866	854,261
Pason Systems, Inc.	24,116	230,799
Peyto Exploration & Development Corp. (d)	67,791	540,816
PHX Energy Services Corp.	12,350	51,766
Pizza Pizza Royalty Corp.	6,998	64,035
Polaris Renewable Energy, Inc.	5,300	62,387
Pollard Banknote, Ltd. (d)	2,690	36,903
PolyMet Mining Corp. (a)	3,835	11,133
PrairieSky Royalty, Ltd. (d)	56,452	727,846
Precision Drilling Corp. (a)	4,794	242,693
Premium Brands Holdings Corp. (d)	10,255	631,031
Primo Water Corp.	45,705	573,070
Pulse Seismic, Inc. (d)	13,500	18,569
Quarterhill, Inc.	44,645	53,005
Questerre Energy Corp. - Class A (a) (d)	83,569	13,915
Real Matters, Inc. (a)	25,451	87,517
Recipe Unlimited Corp. (a)	4,150	61,949
RF Capital Group ,Inc. (a) (d)	1,730	18,110
Richelieu Hardware, Ltd.	16,390	454,793
Rogers Sugar, Inc. (d)	35,106	157,060
Russel Metals, Inc.	23,322	433,906
Sabina Gold & Silver Corp. (a) (d)	64,606	50,980
Sandstorm Gold, Ltd.	58,462	302,605
Savaria Corp. (d)	10,600	105,896
Seabridge Gold, Inc. (a)	14,263	169,302
Secure Energy Services, Inc.	69,364	289,739
Shawcor, Ltd. (a)	21,791	134,720
Sienna Senior Living, Inc. (d)	22,176	189,114
Sierra Wireless, Inc. (a)	12,710	386,356
SilverCrest Metals, Inc. (a) (d)	3,915	21,650
SilverCrest Metals, Inc. (a) (d)	8,003	44,437
Sleep Country Canada Holdings, Inc.	12,404	219,731
SNC-Lavalin Group, Inc. (d)	40,482	674,041
SNDL, Inc. (a)	11,204	24,425
Spin Master Corp.	8,748	263,260
Sprott, Inc. (d)	6,042	202,734
SSR Mining, Inc.	53,993	793,860

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Stantec, Inc.	4,098	$179,720
Stelco Holdings, Inc.	9,844	245,218
Stella-Jones, Inc.	16,794	471,475
Steppe Gold, Ltd. (a)	6,300	4,561
SunOpta, Inc. (a) (d)	26,392	240,544
Superior Plus Corp. (d)	54,086	392,328
Surge Energy, Inc.	9,000	50,885
Tamarack Valley Energy, Ltd. (d)	85,898	235,678
Taseko Mines, Ltd. (a) (d)	108,786	124,430
TECSYS, Inc. (d)	172	3,643
TELUS Corp.	9,467	195,597
TeraGo, Inc. (a)	4,100	9,824
TerraVest Industries, Inc.	1,600	28,320
Tidewater Midstream and Infrastructure, Ltd. (d)	79,200	56,762
Timbercreek Financial Corp. (d)	29,251	160,935
Torex Gold Resources, Inc. (a)	27,594	199,162
Total Energy Services, Inc. (d)	17,786	83,178
TransAlta Corp.	83,943	741,987
TransAlta Renewables, Inc. (d)	28,608	302,783
Transcontinental, Inc. - Class A	21,120	246,006
TransGlobe Energy Corp.	7,380	19,778
TransGlobe Energy Corp.	4,500	12,021
Treasury Metals, Inc. (a)	14	3
Trevali Mining Corp. (a) (b) (c) (d)	9,060	1,345
Trican Well Service, Ltd. (a) (d)	92,913	193,043
Tricon Residential, Inc.	63,428	548,713
Triple Flag Precious Metals Corp.	1,100	13,936
Trisura Group, Ltd. (a) (d)	10,823	261,770
Turquoise Hill Resources, Ltd. (a)	21,279	630,044
Uni-Select, Inc. (a)	13,271	350,473
Vecima Networks, Inc.	2,500	30,767
Vermilion Energy, Inc.	33,426	715,537
Vermilion Energy, Inc. (d)	7,743	165,855
VersaBank	2,000	14,030
Wajax Corp.	7,885	106,172
Waterloo Brewing, Ltd.	2,600	5,722
Wesdome Gold Mines, Ltd. (a)	54,507	368,549
Western Forest Products, Inc.	145,247	138,796
Westshore Terminals Investment Corp. (d)	17,388	333,825
Whitecap Resources, Inc.	149,819	947,926
WildBrain, Ltd. (a) (d)	49,540	82,486
Winpak, Ltd.	9,852	320,448
Yamana Gold, Inc. (d)	54,613	247,397
Yamana Gold, Inc.	169,409	766,501
Yellow Pages, Ltd. (d)	6,975	62,865
Zenith Capital Corp. (a) (b) (c)	12,830	1,925

		57,307,457

China—0.2%
BOE Varitronix, Ltd.	39,000	70,229
Bund Center Investment, Ltd.	107,700	34,119
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	6,308
China Gold International Resources Corp., Ltd. (d)	79,013	201,343
China Sunsine Chemical Holdings, Ltd.	70,000	21,897
CITIC Telecom International Holdings, Ltd.	467,000	151,125
First Sponsor Group, Ltd.	9,490	8,061
Fountain SET Holdings, Ltd.	280,000	30,320
GDH Guangnan Holdings, Ltd.	264,000	19,476
Goodbaby International Holdings, Ltd. (a)	193,000	18,668
Guotai Junan International Holdings, Ltd. (d)	806,600	59,598
Neo-Neon Holdings, Ltd. (a)	322,500	18,899
TI Fluid Systems plc	7,903	10,597
Yangzijiang Shipbuilding Holdings, Ltd.	212,800	152,161

		802,801

Colombia—0.0%
Frontera Energy Corp. (a)	10,147	73,531

Denmark—2.3%
ALK Abello A/S (a)	35,460	557,821
Alm Brand A/S	262,490	320,073
Bang & Olufsen A/S (a) (d)	30,627	36,588
Bavarian Nordic A/S (a) (d)	20,257	590,955
Better Collective A/S (a) (d)	3,925	49,551
Brodrene Hartmann A/S (a)	653	18,529
cBrain A/S (d)	939	15,948
Chemometec A/S	3,943	297,664
Columbus A/S	20,865	18,253
D/S Norden A/S	8,013	334,662
DFDS A/S	10,724	277,654
Drilling Co. of 1972 A/S (a)	2,524	120,479
FLSmidth & Co. A/S	12,789	275,689
H Lundbeck A/S	71,780	227,427
H+H International A/S - Class B (a)	5,958	78,599
Harboes Bryggeri A/S - Class B (a)	1,454	12,617
ISS A/S (a)	34,825	533,280
Jeudan A/S	2,360	80,593
Jyske Bank A/S (a)	16,358	843,933
Matas A/S	10,988	97,594
Netcompany Group A/S (a)	7,500	250,040
Nilfisk Holding A/S (a)	7,976	138,491
NKT A/S (a)	9,347	438,806
NNIT A/S (a) (d)	2,656	18,376
North Media A/S	679	5,908
NTG Nordic Transport Group A/S (a) (d)	2,706	67,170
Parken Sport & Entertainment A/S (a)	2,351	22,541
PER Aarsleff Holding A/S	5,304	130,238
Ringkjoebing Landbobank A/S	8,462	896,592
Royal Unibrew A/S	13,170	852,324
RTX A/S (a) (d)	2,486	37,548
Scandinavian Tobacco Group A/S - Class A	18,965	273,642
Schouw & Co. A/S	3,973	231,870
SimCorp A/S	10,560	591,165
Solar A/S - B Shares	1,807	117,989
SP Group A/S	716	19,794
Spar Nord Bank A/S	26,418	294,365
Sparekassen Sjaelland-Fyn A/S	1,358	27,355
Sydbank A/S	17,865	489,110
TCM Group A/S	502	4,374
Tivoli A/S (a)	844	78,028
Topdanmark A/S	11,821	552,724
UIE plc	6,060	151,091

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Vestjysk Bank A/S (a)	23,730	$9,330
Zealand Pharma A/S (a)	8,489	191,404

		10,678,184

Faeroe Islands—0.0%
BankNordik P/F	1,109	17,203

Finland—2.1%
Aktia Bank Oyj	15,788	149,392
Alma Media Oyj	11,899	92,536
Anora Group Oyj	1,398	9,258
Apetit Oyj	1,205	11,925
Aspo Oyj	7,386	53,400
Atria Oyj	3,290	28,727
Bittium Oyj (d)	8,034	29,257
Cargotec Oyj - B Shares	10,991	330,879
Caverion Oyj	25,551	107,150
Citycon Oyj (a)(d)	21,486	134,611
Digia Oyj	6,625	38,165
Enento Group Oyj (a)	3,892	79,321
eQ Oyj (a)	382	8,592
F-Secure Oyj (a)	26,373	63,095
Finnair Oyj (a)	272,008	94,144
Fiskars Oyj Abp	6,971	101,114
Harvia Oyj	2,955	40,424
HKScan Oyj - A Shares	6,704	6,509
Huhtamaki Oyj	26,983	860,199
Ilkka Oyj	5,725	19,094
Kamux Corp. (d)	4,328	22,347
Kemira Oyj	28,960	319,191
Kojamo Oyj	26,601	338,066
Konecranes Oyj	16,247	321,884
Lassila & Tikanoja Oyj	8,464	82,259
Marimekko Oyj	1,890	16,035
Metsa Board Oyj - Class B	52,211	377,811
Multitude SE (a)	2,093	4,575
Musti Group Oyj (a)	5,196	90,003
Nokian Renkaat Oyj	35,666	342,399
Olvi Oyj - A Shares	5,028	155,126
Oriola Oyj - A Shares	4,196	7,559
Oriola-KD Oyj - B Shares	38,525	67,413
Orion Oyj - Class A	7,619	324,599
Orion Oyj - Class B	26,553	1,119,182
Outokumpu Oyj	102,277	351,766
Ponsse Oyj	3,208	77,712
QT Group Oyj (a)(d)	2,738	103,294
Raisio Oyj - V Shares	35,039	64,677
Rapala VMC Oyj	8,902	38,251
Revenio Group Oyj	5,309	197,240
Sanoma Oyj	25,537	305,511
Stockmann Oyj Abp - B Shares (a)	3,752	7,689
Talenom Oyj	2,085	18,011
Teleste Oyj	2,149	6,991
Terveystalo Oyj	14,772	119,493
TietoEVRY Oyj	22,579	509,253
Tokmanni Group Corp.	13,877	151,057
Uponor Oyj	17,933	235,458
Vaisala Oyj - A Shares	5,709	209,615
Valmet Oyj	48,366	975,442
Wartsila Oyj Abp (d)	77,869	496,110
WithSecure Oyj (a)	26,373	41,380
YIT Oyj	39,980	112,388

		9,867,579

France—4.3%
ABC Arbitrage	2,865	17,940
AKWEL	3,301	47,431
ALD S.A. (d)	20,898	191,428
Altamir	8,530	190,898
Alten S.A.	5,757	630,311
Assystem S.A. (d)	2,720	94,042
Atos SE (a)	2,603	20,380
Aubay	2,423	103,525
Axway Software S.A.	2,132	35,219
Bastide le Confort Medical	1,345	37,676
Beneteau S.A.	15,076	154,584
Bigben Interactive (d)	4,507	45,982
Boiron S.A.	1,869	80,889
Bonduelle SCA	6,411	70,742
Burelle S.A.	101	44,868
Casino Guichard Perrachon S.A. (a) (d)	6,946	64,689
Catana Group	2,793	15,119
Catering International Services (d)	541	4,607
CBo Territoria	2,864	9,823
Cegedim S.A. (d)	2,295	32,045
CGG S.A. (a)	189,243	130,919
Chargeurs S.A. (d)	7,153	82,499
Cie des Alpes (a)	8,244	99,275
Cie Plastic Omnium S.A.	18,690	243,715
Coface S.A. (a)	31,535	301,346
Derichebourg S.A.	33,761	133,923
Ekinops SAS (a)	1,670	10,301
Electricite de Strasbourg S.A.	329	29,171
Elior Group S.A. (a) (d)	35,740	64,448
Elis S.A.	49,613	499,911
Equasens	582	34,644
Eramet S.A.	3,022	238,738
Esso S.A. Francaise (a) (d)	1,341	58,491
Etablissements Maurel et Prom	12,067	46,895
Eurazeo S.E.	9,383	489,925
Eutelsat Communications S.A.	57,002	441,232
Exel Industries - A Shares (d)	618	21,182
Faurecia SE (a)	29,253	312,543
Fnac Darty S.A. (d)	6,777	186,923
Gaztransport Et Technigaz S.A.	5,849	647,106
GEA (d)	165	12,898
Genfit (a)	3,254	12,074
GL Events (a)	4,217	61,120
Groupe Crit	1,062	58,254
Groupe Gorge S.A. (a)	395	6,489
Guerbet	2,188	34,424
Guillemot Corp. (d)	770	9,102

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Haulotte Group S.A.	5,337	$13,905
HEXAOM (d)	1,526	24,968
ID Logistics Group (a)	796	195,349
Imerys S.A.	7,588	229,229
Infotel S.A. (d)	342	16,057
IPSOS	13,160	585,550
Jacquet Metals S.A.	5,978	74,350
JCDecaux S.A. (a)	13,978	164,572
Kaufman & Broad S.A.	5,175	101,442
Korian S.A.	24,916	253,614
Laurent-Perrier	1,255	118,059
Lectra	5,454	151,500
Linedata Services	1,348	45,786
LISI	7,422	129,625
LNA Sante S.A.	1,534	43,415
Lumibird (a)	562	8,198
Maisons du Monde S.A.	13,951	108,706
Manitou BF S.A.	3,893	62,254
Manutan International	589	34,613
Mersen S.A.	6,354	175,584
Metropole Television S.A.	8,342	100,923
Nacon S.A. (a)(d)	2,027	8,069
Neoen S.A. (144A) (d)	2,023	67,325
Neurones	382	11,888
Nexans S.A.	10,012	886,486
Nexity S.A.	12,995	262,111
Nicox (a)(d)	1,834	3,097
NRJ Group	9,690	59,468
Oeneo S.A. (d)	3,143	45,268
OL Groupe S.A. (a)	3,273	9,020
Onxeo S.A. (a)	4,566	1,043
Orpea S.A. (a)(d)	4,040	43,767
Plastiques Du Val De Loire (d)	1,576	5,600
Prodways Group S.A. (a)	592	1,840
Quadient S.A.	15,239	210,658
Rallye S.A. (a)(d)	9,791	25,303
Recylex S.A. (a)(b)(c)(d)	3,335	1,133
Rexel S.A. (a)	81,149	1,206,976
Robertet S.A.	35	28,061
Rothschild & Co.	8,416	275,399
Rubis SCA	22,814	472,122
Samse S.A. (d)	107	17,746
Savencia S.A.	1,728	86,337
SCOR SE	40,311	584,065
SEB S.A.	732	45,913
Seche Environnement S.A.	1,380	102,278
Societe BIC S.A.	7,557	480,076
Societe LDC S.A.	211	19,188
Societe pour l’Informatique Industrielle (d)	1,887	79,526
Soitec (a)	6,029	684,863
Solocal Group (a)(d)	33,527	25,439
Somfy S.A.	2,415	225,150
Sopra Steria Group SACA	4,903	617,701
SPIE S.A.	34,853	728,361
STEF S.A.	1,145	83,426
Sword Group	1,364	48,638
Synergie SE	3,366	78,300
Technicolor Creative Studios S.A. (a)	29,526	56,427
Technip Energies NV	27,509	311,287
Television Francaise 1	17,932	102,684
Thermador Groupe	2,148	142,497
Tikehau Capital SCA (d)	7,508	181,901
Totalenergies EP Gabon	324	47,349
Trigano S.A.	2,956	259,324
UBISOFT Entertainment S.A. (a)	18,776	515,490
Union Financiere de France BQE S.A.	1,257	15,797
Valeo	49,990	751,368
Vallourec S.A. (a)	36,022	347,229
Vantiva S.A. (a)	29,526	29,470
Verallia S.A.	13,105	293,804
Vetoquinol S.A.	1,124	87,249
Vicat S.A.	7,909	177,714
VIEL & Cie S.A. (d)	4,205	23,341
Vilmorin & Cie S.A.	2,655	104,014
Virbac S.A.	1,006	261,373
Voltalia S.A. (a)	1,206	21,147
Vranken-Pommery Monopole S.A.	958	15,115
Wavestone	1,052	45,114

		20,118,780

Georgia—0.1%
Bank of Georgia Group plc	13,336	292,612

Germany—5.5%
1&1 AG	13,083	173,936
7C Solarparken AG	12,415	56,168
Aareal Bank AG (a)	21,487	678,231
Adesso SE	561	56,849
AIXTRON SE	18,838	455,517
All for One Steeb AG (d)	498	21,819
Allgeier SE	2,942	77,576
Amadeus Fire AG	779	64,256
Atoss Software AG	1,110	123,827
Aurubis AG	10,200	538,823
Auto1 Group SE (144A) (a)	1,254	7,892
Basler AG (d)	3,660	83,419
Bauer AG (a)	4,513	28,286
BayWa AG (d)	5,509	221,037
BayWa AG	305	15,521
Bechtle AG	15,337	558,025
Bertrandt AG	2,127	69,940
bet-at-home.com AG (a) (d)	1,222	5,351
Bijou Brigitte AG (a)	1,603	48,048
Bilfinger SE (d)	10,033	253,336
Borussia Dortmund GmbH & Co. KGaA (a) (d)	26,685	86,830
CANCOM SE	10,426	248,540
CECONOMY AG (d)	47,148	55,370
CENIT AG (d)	3,413	43,114
Cewe Stiftung & Co. KGaA	1,828	132,604
CompuGroup Medical SE & Co KgaA	7,186	249,029
CropEnergies AG	9,235	111,050
CTS Eventim AG & Co. KGaA (a)	10,155	423,243
Data Modul AG	138	7,168

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Dermapharm Holding SE	3,426	$125,372
Deutsche Beteiligungs AG (d)	4,577	96,652
Deutsche Lufthansa AG (a)	9,110	52,550
Deutsche Pfandbriefbank AG	45,896	317,778
Deutz AG	40,985	127,746
DIC Asset AG	15,921	120,937
DMG Mori AG (d)	344	13,815
Dr. Hoenle AG (d)	2,084	29,610
Draegerwerk AG & Co. KGaA	1,062	39,080
Duerr AG	15,842	331,728
Eckert & Ziegler AG	4,645	155,275
Elmos Semiconductor SE	915	34,721
ElringKlinger AG	8,918	51,770
Encavis AG	28,569	518,545
Energiekontor AG	1,621	132,782
EuroEyes International Eye Clinic, Ltd.	10,000	5,713
Evotec SE (a)	13,405	235,823
Fielmann AG	6,684	215,515
First Sensor AG	78	4,437
Flatexdegiro AG (a)	7,334	66,253
FORTEC Elektronik AG	253	5,044
Fraport AG Frankfurt Airport Services Worldwide (a)	7,897	286,897
Freenet AG	42,208	805,263
Fuchs Petrolub SE	7,604	168,231
GEA Group AG	6,915	226,123
Gerresheimer AG (d)	9,767	479,623
Gesco AG	2,953	63,189
GFT Technologies SE	5,130	154,598
GK Software SE (a) (d)	80	8,524
Grammer AG (a)(d)	706	5,448
Grand City Properties S.A.	31,748	316,689
GRENKE AG (d)	659	12,037
H&R GmbH & Co. KGaA (a) (d)	4,195	23,303
Hamburger Hafen und Logistik AG (d)	8,624	94,117
Hawesko Holding AG	223	7,571
Heidelberger Druckmaschinen AG (a) (d)	100,140	114,102
Hensoldt AG	7,282	146,261
HOCHTIEF AG	5,067	242,013
Hornbach Holding AG & Co. KGaA	3,220	203,042
Hugo Boss AG	20,336	956,890
Hypoport SE (a)	804	71,308
Indus Holding AG	6,490	115,562
Instone Real Estate Group SE (d)	9,568	79,644
IVU Traffic Technologies AG (d)	1,432	17,840
Jenoptik AG	16,935	334,892
JOST Werke AG	2,840	98,632
K&S AG	61,757	1,175,059
Kloeckner & Co. SE	28,642	221,325
Koenig & Bauer AG (a) (d)	4,373	48,731
Krones AG	4,960	441,236
KSB SE & Co. KGaA	82	28,048
KWS Saat SE & Co. KGaA	3,725	206,773
LANXESS AG	22,664	663,685
Leifheit AG	2,964	38,594
Leoni AG (a) (d)	12,471	75,074
Manz AG (a) (d)	1,272	32,056
Medigene AG (a) (d)	2,446	5,239
METRO AG (a) (d)	25,342	177,846
MLP SE	22,156	112,767
Nagarro SE (a) (d)	2,942	261,118
New Work SE (d)	895	107,139
Nexus AG	5,374	251,404
Nordex SE (a) (d)	38,188	304,716
Norma Group SE	10,781	146,062
OHB SE (d)	1,607	47,887
PATRIZIA SE	16,379	169,255
Pfeiffer Vacuum Technology AG	1,559	193,109
PNE Wind AG (d)	13,868	239,232
Progress-Werk Oberkirch AG (d)	822	19,122
ProSiebenSat.1 Media SE (d)	59,262	425,105
PSI Software AG (d)	4,019	77,303
PVA TePla AG (a)	2,716	39,260
q.beyond AG (a)	42,643	31,750
R Stahl AG (a)	1,594	18,278
Rational AG	123	60,076
Rheinmetall AG	5,956	922,539
SAF-Holland SE	18,418	110,490
Salzgitter AG (d)	14,950	286,153
Scout24 SE	16,569	839,608
Secunet Security Networks AG	391	70,557
SGL Carbon SE (a) (d)	8,945	52,536
Siltronic AG	6,867	390,296
Sirius Real Estate, Ltd.	202,692	159,866
Sixt SE	4,289	343,786
SMA Solar Technology AG (a)	3,992	187,258
Softing AG	3,104	16,765
Software AG (d)	17,469	403,692
Softwareone Holding AG (a)	13,758	149,163
Stabilus SE	6,982	309,090
STRATEC SE (d)	1,553	124,181
Stroeer SE & Co. KGaA	8,363	314,993
Suedzucker AG	21,506	261,000
Surteco Group SE	2,209	41,086
Suss Microtec SE	6,216	60,211
Synlab AG	1,181	14,633
TAG Immobilien AG	52,366	421,877
Takkt AG (d)	11,656	108,018
TeamViewer AG (a)	33,024	259,075
Technotrans SE (d)	2,573	62,800
ThyssenKrupp AG (a)	85,010	363,226
Traffic Systems SE	1,794	30,025
United Internet AG	8,970	169,185
Varta AG (d)	2,851	82,441
VERBIO Vereinigte BioEnergie AG	9,187	541,768
Vitesco Technologies Group AG - Class A (a)	1,680	82,302
Vossloh AG (d)	3,384	103,495
Wacker Neuson SE	10,321	136,029
Washtec AG	3,673	116,502
Westwing Group SE (a)	1,155	6,312
Wuestenrot & Wuerttembergische AG	4,932	65,763
Zeal Network SE	2,680	69,187

		25,900,907

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ghana—0.1%
Tullow Oil plc (a)	488,272	$229,602

Greece—0.0%
Okeanis Eco Tankers Corp. (144A) (a)(d)	983	13,488

Greenland—0.0%
Gronlandsbanken A/S	140	10,966

Guernsey, Channel Islands—0.0%
Raven Property Group, Ltd. (a)(b)(c)	112,611	0

Hong Kong—2.3%
Aceso Life Science Group, Ltd. (a)	1,001,000	14,083
Aeon Credit Service Asia Co., Ltd.	44,000	27,942
Aidigong Maternal & Child Health, Ltd. (a) (d)	180,000	10,058
Allied Group, Ltd.	382,000	85,650
APAC Resources, Ltd.	84,990	11,260
Apollo Future Mobility Group, Ltd. (a) (d)	348,000	9,764
Applied Development Holdings, Ltd. (a)	390,000	4,731
Asia Financial Holdings, Ltd.	88,000	37,220
Asia Standard International Group, Ltd. (a)	296,000	16,304
Asiasec Properties, Ltd. (a)	88,000	4,092
ASMPT, Ltd. (d)	62,100	373,836
Associated International Hotels, Ltd.	14,000	17,871
Bank of East Asia, Ltd. (The)	79,023	86,257
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
BOCOM International Holdings Co., Ltd.	117,000	6,409
Brightoil Petroleum Holdings, Ltd. (b) (c)	591,000	21,179
Build King Holdings, Ltd.	160,000	13,453
Burwill Holdings, Ltd. (b) (c)	1,566,000	2,653
C-Mer Eye Care Holdings, Ltd. (a) (d)	74,000	32,329
Cadeler A/S (a) (d)	3,200	9,819
Cafe de Coral Holdings, Ltd.	106,000	131,081
Century City International Holdings, Ltd. (a)	616,000	22,715
Chen Hsong Holdings	150,000	31,770
Cheuk Nang Holdings, Ltd.	108,566	29,483
Chevalier International Holdings, Ltd.	75,139	69,973
China Baoli Technologies Holdings, Ltd. (a)	28,500	305
China Best Group Holding, Ltd. (a)	45,000	3,591
China Energy Development Holdings, Ltd. (a)	3,376,000	61,984
China Motor Bus Co., Ltd.	4,800	45,809
China Solar (b) (c)	162,000	697
China Star Entertainment, Ltd. (a)	378,000	38,332
China Strategic Holdings, Ltd. (a)	4,927,500	16,320
China Tonghai International Financial, Ltd. (a)	180,000	4,311
Chinese Estates Holdings, Ltd. (a) (d)	151,000	39,550
Chinney Investment, Ltd.	8,000	1,254
Chow Sang Sang Holdings International, Ltd.	111,000	112,845
Chuang’s China Investments, Ltd.	511,500	18,247
Chuang’s Consortium International, Ltd.	382,357	37,994
CK Life Sciences International Holdings, Inc. (d)	304,000	23,859
CMBC Capital Holdings, Ltd. (d)	19,000	4,512
CNT Group, Ltd.	246,000	11,909
Convenience Retail Asia, Ltd.	36,000	3,761
Convoy Global Holdings (b) (c)	1,314,000	5,240
Cowell e Holdings, Inc. (a) (d)	39,000	56,878
Crystal International Group, Ltd.	29,500	9,277
CSI Properties, Ltd.	2,274,023	41,469
Dah Sing Banking Group, Ltd.	139,071	91,620
Dah Sing Financial Holdings, Ltd.	45,460	103,129
Dickson Concepts International, Ltd.	87,500	38,919
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	20,383
Eagle Nice International Holdings, Ltd.	80,000	44,333
EC Healthcare	59,000	36,582
EcoGreen International Group, Ltd. (a) (b) (c)	118,800	21,567
Emperor Capital Group, Ltd. (a)	984,000	6,606
Emperor Entertainment Hotel, Ltd.	235,000	14,335
Emperor International Holdings, Ltd.	529,250	41,043
Emperor Watch & Jewellery, Ltd.	1,520,000	24,979
Energy Development (a) (b) (c)	92,000	0
Energy International Investments Holdings, Ltd. (a)	58,000	2,744
ENM Holdings, Ltd. (a)	412,000	24,037
Esprit Holdings, Ltd. (a) (d)	889,275	83,576
Fairwood Holdings, Ltd.	26,500	33,426
Far East Consortium International, Ltd. (d)	436,442	97,745
First Pacific Co., Ltd.	674,000	204,916
Fosun Tourism Group (a) (d)	14,400	13,344
G-Resources Group, Ltd. (d)	123,180	25,735
Genting Hong Kong, Ltd. (a) (b) (c)	327,000	6,482
Get Nice Financial Group, Ltd.	104,000	9,142
Giordano International, Ltd.	446,000	79,545
Glorious Sun Enterprises, Ltd.	393,000	36,408
Gold Finance Holdings, Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd. (a)	277,714	20,515
Golden Resources Development International, Ltd.	370,000	21,437
Good Resources Holdings, Ltd. (b) (c)	420,000	851
GR Properties, Ltd. (a)	82,000	10,871
Great Eagle Holdings, Ltd. (d)	59,491	110,901
Guoco Group, Ltd.	1,000	8,593
Haitong International Securities Group, Ltd. (a) (d)	809,117	68,738
Hang Lung Group, Ltd.	209,000	337,266
Hanison Construction Holdings, Ltd.	148,009	21,608
Harbour Centre Development, Ltd. (a)	88,000	76,233
HKBN, Ltd. (d)	167,500	129,905
HKR International, Ltd.	343,680	97,107
Hon Kwok Land Investment Co., Ltd.	140,000	39,237
Hong Kong Economic Times Holdings, Ltd.	50,000	6,816
Hong Kong Ferry Holdings Co., Ltd.	39,000	31,923
Hong Kong Technology Venture Co., Ltd, (d)	96,000	58,466
Hongkong & Shanghai Hotels (The) (a)	110,902	95,887
Hongkong Chinese, Ltd.	510,000	36,384
Hsin Chong Group Holdings, Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group, Ltd.	252,000	32,103
Huobi Technology Holdings, Ltd. (a)	10,500	4,968
Hutchison Port Holdings Trust - Class U	1,123,200	206,003
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	76,977
Hypebeast, Ltd. (a)	127,500	9,505
Hysan Development Co., Ltd.	153,000	385,299
Imagi International Holdings, Ltd. (a)	90,112	3,157
International Housewares Retail Co., Ltd.	134,000	48,391
IPE Group, Ltd. (a)	285,000	23,600
IRC, Ltd. (a)	936,000	13,689
ITC Properties Group, Ltd.	182,746	22,277

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Jacobson Pharma Corp., Ltd.	90,000	$9,860
Johnson Electric Holdings, Ltd.	108,873	108,286
K Wah International Holdings, Ltd.	172,000	53,417
Kader Holdings Co., Ltd. (a)	104,000	4,968
Karrie International Holdings, Ltd.	140,000	23,186
Keck Seng Investments Hong Kong, Ltd.	72,000	19,812
Kerry Logistics Network, Ltd. (d)	147,500	235,635
Kerry Properties, Ltd. (d)	148,000	279,576
Kingmaker Footwear Holdings, Ltd.	102,000	12,058
Kingston Financial Group, Ltd. (a)	162,000	4,293
Kowloon Development Co., Ltd.	124,000	143,278
Lai Sun Development Co., Ltd. (a)	111,919	54,179
Lai Sun Garment International, Ltd. (a)	129,756	65,294
Lam Soon Hong Kong, Ltd.	15,000	18,874
Landing International Development, Ltd. (a)	310,800	6,731
Landsea Green Management, Ltd. (a)	268,000	5,292
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	207,000	20,648
Lerthai Group (a) (b) (c)	18,000	0
Lifestyle International Holdings, Ltd. (a) (d)	134,500	77,759
Lippo China Resources, Ltd.	2,106,000	36,604
Lippo, Ltd.	122,000	43,362
Liu Chong Hing Investment, Ltd.	78,000	66,479
Luk Fook Holdings International, Ltd.	118,000	276,710
Lung Kee Bermuda Holdings	90,000	25,912
Magnificent Hotel Investment, Ltd. (a)	1,310,000	15,868
Man Wah Holdings, Ltd. (d)	319,600	201,822
Mandarin Oriental International, Ltd. (a)	67,000	124,559
Mason Group Holdings, Ltd. (a)	7,685,000	23,602
Matrix Holdings, Ltd.	36,000	12,795
Melco International Development, Ltd. (a)	165,000	127,052
MH Development, Ltd. (a) (b) (c)	124,000	0
Midland Holdings, Ltd. (a)	178,010	12,661
Miramar Hotel & Investment	51,000	77,880
Modern Dental Group, Ltd.	79,000	17,670
Nameson Holdings, Ltd.	130,000	6,446
National Electronic Holdings, Ltd.	182,600	23,262
Newocean Energy Holdings, Ltd. (a)(b) (c)	398,000	1,486
Nissin Foods Co., Ltd.	47,000	36,612
NWS Holdings, Ltd.	279,000	251,979
Oriental Watch Holdings	120,484	57,712
Oshidori International Holdings, Ltd. (a) (d)	1,068,000	36,713
Pacific Andes International Holdings, Ltd. (b) (c)	1,819,984	6,353
Pacific Basin Shipping, Ltd.	1,337,000	414,113
Pacific Century Premium Developments, Ltd. (a)	49,788	2,145
Pacific Textiles Holdings, Ltd.	266,000	82,976
Paliburg Holdings, Ltd. (a)	208,000	47,223
Paradise Entertainment, Ltd. (a)	168,000	14,183
PC Partner Group, Ltd. (d)	54,000	29,136
PCCW, Ltd.	576,582	260,471
Perfect Medical Health Management, Ltd. (d)	108,000	45,807
Pico Far East Holdings, Ltd.	318,000	43,200
Playmates Holdings, Ltd.	460,000	38,091
PT International Development Co., Ltd. (a)	186,000	4,661
Public Financial Holdings, Ltd.	166,000	45,849
Realord Group Holdings, Ltd. (a)(d)	8,000	9,593
Regal Hotels International Holdings, Ltd. (a)	126,000	47,031
Regina Miracle International Holdings, Ltd.	71,000	39,627
Sa Sa International Holdings, Ltd. (a)	96,000	13,296
Samson Holding, Ltd.	146,000	6,696
SAS Dragon Holdings, Ltd.	140,000	59,034
SEA Holdings, Ltd. (d)	63,896	33,374
Shangri-La Asia, Ltd. (a)	234,000	162,376
Shun Ho Property Investments, Ltd. (a)	21,615	2,781
Shun Tak Holdings, Ltd. (a)	379,500	52,779
Singamas Container Holdings, Ltd.	506,000	38,548
SmarTone Telecommunications Holdings, Ltd.	124,888	65,360
Soundwill Holdings, Ltd.	41,500	35,250
South China Holdings Co., Ltd. (a)	1,240,000	7,425
Stella International Holdings, Ltd.	141,000	139,823
Sun Hung Kai & Co., Ltd.	153,440	55,274
SUNeVision Holdings, Ltd.	176,000	93,055
TAI Cheung Holdings, Ltd. (d)	192,000	98,221
Tan Chong International, Ltd.	63,000	15,169
Tao Heung Holdings, Ltd.	204,000	20,768
Television Broadcasts, Ltd. (a) (d)	97,700	43,101
Texwinca Holdings, Ltd.	300,000	40,455
Tradelink Electronic Commerce, Ltd.	256,000	27,329
Transport International Holdings, Ltd.	62,602	76,147
United Laboratories International Holdings, Ltd. (The)	241,000	100,202
Upbest Group, Ltd.	16,000	1,284
Value Partners Group, Ltd.	215,000	50,836
Valuetronics Holdings, Ltd.	89,790	32,651
Vedan International Holdings, Ltd.	296,000	24,888
Vitasoy International Holdings, Ltd. (a) (d)	162,000	201,347
VPower Group International Holdings, Ltd. (a)	53,251	5,011
VSTECS Holdings, Ltd.	231,200	128,344
VTech Holdings, Ltd.	42,200	241,151
Wai Kee Holdings, Ltd.	54,000	16,433
Wang On Group, Ltd.	2,200,000	16,556
Wealthking Investments, Ltd. (a)	284,000	15,376
Wing On Co. International, Ltd.	46,000	83,214
Wing Tai Properties, Ltd.	210,000	96,310
Yue Yuen Industrial Holdings, Ltd.	164,000	209,760
Yunfeng Financial Group, Ltd. (a)	34,000	4,495
Zhaobangji Properties Holdings, Ltd. (a)	184,000	9,962

		10,742,251

India—0.0%
Rhi Magnesita NV	3,120	58,616

Ireland—0.6%
AIB Group plc	22,853	55,042
Bank of Ireland Group plc	218,440	1,396,377
C&C Group plc (a)	120,783	201,379
Cairn Homes plc (a)	135,193	108,575
COSMO Pharmaceuticals NV (d)	1,257	58,530
Dalata Hotel Group plc (a)	23,703	64,720
Datalex plc (a)	624	336
FBD Holdings plc	10,350	101,269
Glanbia plc	51,475	591,222
Glenveagh Properties plc (a)	89,923	78,354
Greencore Group plc (a)	159,206	127,828

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ireland—(Continued)
Hostelworld Group plc (a)	16,696	$13,726
Irish Continental Group plc	33,406	125,211
Keywords Studios plc	2,267	57,814
Permanent TSB Group Holdings plc (a)	15,086	23,202

		3,003,585

Isle of Man—0.0%
Hansard Global plc	2,566	1,013
Strix Group plc (d)	23,629	32,499

		33,512

Israel — 1.8%
Abra Information Technologies, Ltd. (a)	7,868	8,751
Adgar Investment and Development, Ltd.	11,788	20,892
Afcon Holdings, Ltd.	771	38,502
AFI Properties, Ltd.	3,584	127,560
Africa Israel Residences, Ltd.	880	38,151
Airport City, Ltd. (a)	1	8
Allot, Ltd. (a)	10,216	38,891
Alrov Properties and Lodgings, Ltd.	2,780	166,003
Arad, Ltd.	2,224	27,165
Ashtrom Group, Ltd.	10,987	230,361
AudioCodes, Ltd.	1	14
AudioCodes, Ltd. (d)	5,713	124,601
Aura Investments, Ltd.	3,293	5,636
Avgol Industries 1953, Ltd. (a)	27,883	17,325
Azorim-Investment Development & Construction Co., Ltd.	31,528	108,508
Bet Shemesh Engines Holdings, Ltd. (a)	2,139	50,506
BioLine RX, Ltd. (a)	1	0
Blue Square Real Estate, Ltd.	1,940	117,400
Camtek, Ltd. (a)	810	18,594
Carasso Motors, Ltd.	5,984	32,772
Cellcom Israel, Ltd. (a)	24,928	125,986
Ceragon Networks, Ltd. (a) (d)	14,799	27,230
Clal Insurance Enterprises Holdings, Ltd. (a)	11,244	191,576
Compugen, Ltd. (a)	1,588	1,199
Danel Adir Yeoshua, Ltd.	1,759	184,336
Delek Automotive Systems, Ltd.	12,832	173,600
Delek Group, Ltd. (a)	1,931	305,739
Delta-Galil Industries, Ltd.	3,185	146,486
Dor Alon Energy in Israel, Ltd.	2,364	78,217
Duniec Brothers, Ltd.	100	5,333
Electra Consumer Products 1970, Ltd.	1,793	64,982
Electra Real Estate, Ltd.	6,750	89,861
Electra, Ltd.	338	188,846
Equital, Ltd. (a)	8,953	262,348
FMS Enterprises Migun, Ltd.	1,295	40,698
Formula Systems 1985, Ltd.	3,277	265,288
Fox Wizel, Ltd.	1,690	189,603
Gav-Yam Lands Corp., Ltd.	18,811	154,889
Gilat Satellite Networks, Ltd. (a)	9,844	51,589
Globrands, Ltd.	93	9,860
Harel Insurance Investments & Financial Services, Ltd.	24,867	218,253
Hilan, Ltd.	4,492	239,699
IDI Insurance Co., Ltd.	2,662	71,906
IES Holdings, Ltd.	569	42,399
Ilex Medical, Ltd.	959	22,021
Infinya Ltd.	1,104	102,809
Inrom Construction Industries, Ltd.	22,474	88,919
Isracard, Ltd.	22,812	62,573
Israel Canada T.R., Ltd.	30,064	100,284
Israel Land Development Co., Ltd. (The)	3,950	54,060
Isras Investment Co., Ltd.	541	98,802
Issta Lines, Ltd.	1,175	30,318
Kamada, Ltd. (a)	11,729	51,928
Kerur Holdings, Ltd.	2,088	48,205
Klil Industries, Ltd.	315	25,585
Lahav L.R. Real Estate, Ltd.	7,734	8,818
Levinstein Properties, Ltd.	1,208	30,642
M Yochananof & Sons, Ltd.	586	33,468
Magic Software Enterprises, Ltd.	9,462	146,425
Malam - Team, Ltd.	3,350	73,001
Matrix IT, Ltd.	10,787	243,630
Mediterranean Towers, Ltd.	28,011	80,369
Mega Or Holdings, Ltd.	4,941	144,280
Mehadrin, Ltd. (a)	108	4,435
Meitav Dash Investments, Ltd. (a)	8,613	32,241
Menora Mivtachim Holdings, Ltd. (a)	8,846	170,215
Migdal Insurance & Financial Holding, Ltd.	94,179	125,506
Mivtach Shamir Holdings, Ltd.	1,966	46,312
Naphtha Israel Petroleum Corp., Ltd. (a)	14,775	77,676
Nawi Brothers, Ltd.	4,888	36,101
Neto Malinda Trading, Ltd. (a)	783	24,089
Neto ME Holdings, Ltd. (a)	788	33,369
Novolog, Ltd.	43,939	36,427
NR Spuntech Industries, Ltd. (a)	3,848	4,438
Oil Refineries, Ltd.	418,554	142,684
One Software Technologies, Ltd.	9,000	135,671
Partner Communications Co., Ltd. (a)	36,424	262,650
Paz Oil Co., Ltd. (a)	2,185	238,741
Perion Network, Ltd. (a)	7,105	137,019
Plasson Industries, Ltd.	1,078	51,328
Plus500, Ltd.	25,321	462,606
Prashkovsky Investments and Construction, Ltd.	569	15,989
Priortech, Ltd. (a)	2,244	46,470
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	157,724
Sano-Brunos Enterprises, Ltd.	46	3,122
Scope Metals Group, Ltd.	1,844	80,093
Shikun & Binui, Ltd. (a)	6	24
Summit Real Estate Holdings, Ltd.	8,001	111,554
Suny Cellular Communication, Ltd.	16,495	8,324
Tadiran Group, Ltd.	855	119,583
Tel Aviv Stock Exchange, Ltd.	12,781	66,154
Telsys, Ltd.	402	20,427
Tera Light, Ltd. (a)	8,846	15,746
Tremor International, Ltd. (ADR) (a) (d)	7,429	51,483
Victory Supermarket Chain, Ltd. (a)	589	7,870
YH Dimri Construction & Development, Ltd.	1,750	120,031

		8,593,802

Italy—3.2%
A2A S.p.A.	472,680	458,207

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
ACEA S.p.A.	15,403	$167,044
Aeffe S.p.A. (a) (d)	11,359	12,249
Anima Holding S.p.A.	92,515	262,302
Aquafil S.p.A.	3,537	18,990
Arnoldo Mondadori Editore S.p.A.	54,123	80,635
Ascopiave S.p.A.	19,908	41,011
Autostrade Meridionali S.p.A.	777	26,772
Avio S.p.A. (d)	6,077	54,495
Azimut Holding S.p.A.	33,841	481,642
Banca Farmafactoring S.p.A.	34,051	225,795
Banca Generali S.p.A.	19,702	545,059
Banca IFIS S.p.A.	7,714	85,009
Banca Mediolanum S.p.A.	47,767	299,171
Banca Popolare dell’Emilia Romagna SC	310,312	472,692
Banca Popolare di Sondrio SPA	161,515	535,180
Banca Profilo S.p.A. (d)	117,883	21,889
Banca Sistema S.p.A.	13,168	17,667
Banco BPM S.p.A.	456,529	1,187,083
Banco di Desio e della Brianza S.p.A.	20,306	54,217
Be Shaping The Future S.p.A	29,207	98,130
Brembo S.p.A.	35,796	294,960
Brunello Cucinelli S.p.A.	9,914	482,630
Buzzi Unicem S.p.A.	30,531	432,864
Cairo Communication S.p.A.	25,255	34,619
Carel Industries S.p.A.	6,872	128,415
Cementir Holding NV	18,579	101,554
CIR SpA-Compagnie Industriali (a) (d)	315,684	121,886
Credito Emiliano S.p.A.	23,832	134,267
d’Amico International Shipping S.A. (a)	115,150	26,683
Danieli & C Officine Meccaniche S.p.A. (d)	4,407	74,446
De’Longhi S.p.A.	17,430	254,957
DeA Capital S.p.A.	32,300	31,721
doValue S.p.A.	7,705	40,396
Elica S.p.A. (a)	11,044	25,865
Emak S.p.A.	23,063	20,113
Enav S.p.A. (a)	19,304	70,321
ERG S.p.A.	16,018	440,380
Esprinet S.p.A.	12,105	73,105
Eurotech S.p.A. (a) (d)	13,076	36,219
Fila S.p.A.	3,057	20,882
Fincantieri S.p.A. (a) (d)	93,136	42,166
FNM S.p.A. (a)	55,327	22,900
Geox S.p.A. (a) (d)	34,378	24,163
Gruppo MutuiOnline S.p.A.	8,426	165,466
Hera S.p.A.	272,570	576,690
Illimity Bank S.p.A. (a)	12,140	81,458
IMMSI S.p.A.	51,196	18,579
Interpump Group S.p.A.	5,259	170,109
Iren S.p.A.	217,068	285,442
Italgas S.p.A.	151,950	706,316
Italmobiliare S.p.A.	4,207	96,655
IVS Group S.A. (d)	7,886	28,760
Juventus Football Club S.p.A. (a) (d)	227,816	63,867
KME Group S.p.A. (a) (d)	80,757	38,467
Leonardo S.p.A.	109,842	777,320
LU-VE S.p.A.	1,991	41,175
Maire Tecnimont S.p.A. (d)	42,334	99,104
Openjobmetis S.p.A. agenzia per il lavoro	1,209	8,841
OVS S.p.A.	72,276	120,473
Pharmanutra S.p.A.	826	53,388
Piaggio & C S.p.A.	60,717	122,616
Pirelli & C S.p.A.	101,331	329,708
Prima Industrie S.p.A.	1,853	44,739
RAI Way S.p.A.	24,727	113,232
Reply S.p.A.	6,087	634,990
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	25,032
Sabaf S.p.A.	3,059	49,906
SAES Getters S.p.A.	1,511	29,583
Safilo Group S.p.A. (a)	12,212	15,206
Salvatore Ferragamo S.p.A.	10,353	145,055
Saras S.p.A. (a)	169,450	161,463
Sesa S.p.A.	2,065	223,212
Sogefi S.p.A. (a)	24,822	17,110
SOL S.p.A.	11,001	168,177
Tamburi Investment Partners S.p.A.	38,251	245,435
Technogym S.p.A.	31,905	198,194
Tinexta S.p.A.	6,919	127,831
Tod’s S.p.A. (a)	3,369	138,159
TXT e-solutions S.p.A. (a)	2,997	32,759
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A. (d)	3,192	31,848
Unipol Gruppo S.p.A.	133,549	517,042
UnipolSai Assicurazioni S.p.A.	33,327	69,065
Webuild S.p.A. (d)	70,140	85,442
Zignago Vetro S.p.A.	6,769	73,145

		15,011,810

Japan—25.5%
&Do Holdings Co., Ltd.	1,400	8,331
77 Bank, Ltd. (The) (d)	17,700	218,163
A&D HOLON Holdings Co., Ltd.	6,000	33,910
A/S One Corp.	5,300	218,019
Access Co., Ltd. (a)	7,300	37,374
Achilles Corp.	4,800	43,197
Ad-sol Nissin Corp.	1,900	19,151
Adastria Co., Ltd.	8,040	119,235
ADEKA Corp. (d)	24,400	365,289
Adtec Plasma Technology Co., Ltd.	600	5,868
Advan Group Co., Ltd.	6,700	37,781
Advance Create Co., Ltd. (d)	1,600	10,655
Advanced Media, Inc. (a)	2,500	15,841
Adventure, Inc.	600	49,691
Aeon Delight Co., Ltd.	6,200	121,665
Aeon Fantasy Co., Ltd.	2,400	57,557
AEON Financial Service Co., Ltd.	7,200	71,378
Aeon Hokkaido Corp.	4,800	37,537
Aeon Kyushu Co. Ltd.	600	9,079
Aeria, Inc.	2,200	7,008
AFC-HD AMS Life Science Co., Ltd.	1,900	9,768
Agro-Kanesho Co., Ltd. (d)	1,000	8,994
Ahresty Corp.	9,200	22,957
Ai Holdings Corp.	10,200	145,725
Aica Kogyo Co., Ltd. (d)	13,000	281,726

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aichi Bank, Ltd. (The) (a) (b) (c) (d)	2,600	$98,805
Aichi Corp.	10,800	58,594
Aichi Steel Corp.	3,200	45,674
Aichi Tokei Denki Co., Ltd.	3,000	28,687
Aida Engineering, Ltd.	16,900	95,815
Aiful Corp. (d)	85,400	222,660
Aiming, Inc.	4,500	8,873
Ain Holdings, Inc.	5,700	246,355
Ainavo Holdings Co., Ltd.	1,100	6,844
Aiphone Co., Ltd. (d)	3,800	49,780
Airport Facilities Co., Ltd.	7,500	26,975
Airtrip Corp. (a) (d)	2,500	49,316
Aisan Industry Co., Ltd.	10,400	49,174
AIT Corp.	1,600	16,055
Aizawa Securities Group Co., Ltd.	11,000	48,949
Ajis Co., Ltd.	500	7,005
Akatsuki Corp.	8,100	17,581
Akatsuki, Inc.	2,100	30,262
Akebono Brake Industry Co., Ltd. (a)	17,400	19,151
Akita Bank, Ltd. (The)	4,100	45,465
Albis Co., Ltd.	1,600	25,718
Alconix Corp. (d)	6,400	58,290
Alinco, Inc.	4,600	28,531
Alleanza Holdings Co., Ltd. (d)	1,400	9,520
Alpen Co., Ltd.	4,800	68,070
Alpha Corp.	2,200	13,729
AlphaPolis Co., Ltd. (a)	400	5,941
Alps Alpine Co., Ltd. (d)	45,400	328,988
Alps Logistics Co., Ltd.	6,000	42,913
Altech Corp.	4,520	57,399
Amano Corp.	14,400	242,263
Amiyaki Tei Co., Ltd. (d)	1,100	22,153
Amuse, Inc.	2,800	32,827
Amvis Holdings, Inc.	3,800	63,171
Anabuki Kosan, Inc.	800	11,076
Anest Iwata Corp.	10,400	61,544
AnGes, Inc. (a) (d)	13,200	19,205
Anicom Holdings, Inc.	12,700	49,866
Anritsu Corp. (d)	37,400	408,735
Aohata Corp.	500	8,474
AOI Electronics Co., Ltd.	1,100	14,410
AOKI Holdings, Inc.	12,500	61,170
Aoyama Trading Co., Ltd.	14,500	91,552
Aoyama Zaisan Networks Co., Ltd.	2,800	18,098
Aozora Bank, Ltd.	3,700	66,069
Apaman Co., Ltd.	2,100	6,735
Arakawa Chemical Industries, Ltd.	4,600	31,234
Arata Corp. (d)	4,200	119,270
Arcland Service Holdings Co., Ltd.	4,000	58,862
ARCLANDS Corp.	2,200	21,959
Arcs Co., Ltd.	13,364	190,363
Arealink Co., Ltd.	3,100	37,410
Argo Graphics, Inc. (d)	4,800	120,100
Arisawa Manufacturing Co., Ltd.	10,600	89,635
ARTERIA Networks Corp.	4,700	38,729
Artiza Networks, Inc.	1,800	12,917
Artnature, Inc.	5,000	24,935
Aruhi Corp. (d)	7,100	67,502
Asahi Broadcasting Group Holdings Corp.	2,400	10,387
Asahi Co., Ltd.	4,500	40,640
Asahi Diamond Industrial Co., Ltd.	17,700	87,691
Asahi Holdings, Inc. (d)	20,000	280,979
Asahi Intelligence Service Co., Ltd.	100	749
Asahi Kogyosha Co., Ltd.	2,400	29,347
Asahi Net, Inc.	5,000	20,268
Asahi Printing Co., Ltd.	400	2,413
ASAHI YUKIZAI Corp.	5,000	76,083
Asahipen Corp.	400	4,699
Asanuma Corp. (d)	4,800	88,823
Asax Co., Ltd.	5,400	21,576
Ascentech K.K.	1,400	5,147
Ashimori Industry Co., Ltd.	1,600	11,444
Asia Pile Holdings Corp.	3,800	12,700
ASKA Pharmaceutical Holdings Co., Ltd.	7,500	57,272
ASKUL Corp.	9,200	94,966
Astena Holdings Co., Ltd.	9,000	26,560
Asteria Corp.	2,100	11,412
Atrae, Inc. (a)	3,200	35,366
Atsugi Co., Ltd. (a)	6,100	15,611
Aucnet, Inc.	2,700	41,692
Autobacs Seven Co., Ltd. (d)	20,400	196,867
Aval Data Corp.	500	8,141
Avant Corp. (d)	5,800	58,214
Avantia Co., Ltd. (d)	3,000	16,439
Avex, Inc. (d)	7,600	81,044
Awa Bank, Ltd. (The) (d)	10,300	134,599
Axell Corp.	3,800	30,413
Axial Retailing, Inc. (d)	5,100	114,228
Axyz Co., Ltd.	500	10,116
Bando Chemical Industries, Ltd. (d)	12,000	85,208
Bank of Iwate, Ltd. (The)	5,400	66,932
Bank of Kochi, Ltd. (The)	1,600	7,021
Bank of Nagoya, Ltd. (The) (d)	4,200	87,159
Bank of Saga, Ltd. (The)	5,100	53,374
Bank of the Ryukyus, Ltd. (d)	15,800	83,585
Baroque Japan, Ltd. (d)	3,100	16,848
Base Co., Ltd.	600	14,340
Beauty Garage, Inc.	800	14,467
Beenos, Inc. (a)	1,900	30,651
Belc Co., Ltd. (d)	2,800	103,936
Bell System24 Holdings, Inc.	8,200	78,336
Belluna Co., Ltd.	16,800	80,750
Benesse Holdings, Inc. (d)	16,500	244,413
Bengo4.com, Inc. (a) (d)	1,400	34,097
Bic Camera, Inc.	18,000	153,300
Bike O & Co., Ltd. (d)	1,600	11,655
BML, Inc. (d)	7,200	162,423
Bookoff Group Holdings, Ltd. (d)	3,500	27,032
Bourbon Corp.	2,100	30,681
BP Castrol KK	2,600	19,305
Br Holdings Corp.	7,400	16,328
BrainPad, Inc. (a)	3,300	19,799
Broadleaf Co., Ltd.	17,400	60,239
Bull-Dog Sauce Co., Ltd. (d)	1,200	15,050

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Bunka Shutter Co., Ltd. (d)	19,000	$134,592
Business Brain Showa-Ota, Inc.	2,600	25,024
Business Engineering Corp.	800	11,587
BuySell Technologies Co., Ltd.	400	17,115
C Uyemura & Co., Ltd.	4,800	201,742
C.I. Takiron Corp.	16,300	58,866
CAC Holdings Corp.	4,400	43,030
Canare Electric Co., Ltd.	800	7,786
Canon Electronics, Inc.	6,000	65,303
Careerlink Co., Ltd.	1,000	15,368
Carenet, Inc. (d)	3,600	29,542
Carlit Holdings Co., Ltd.	7,300	33,157
Carta Holdings, Inc.	900	10,393
Casa, Inc.	1,000	5,522
Cawachi, Ltd.	4,000	58,676
CDS Co., Ltd.	700	7,997
CellSource Co., Ltd. (a) (d)	600	18,235
Celsys ,Inc.	6,900	41,157
Central Automotive Products, Ltd.	3,000	45,592
Central Glass Co., Ltd. (d)	10,900	249,340
Central Security Patrols Co., Ltd.	2,300	37,697
Central Sports Co., Ltd. (d)	2,400	40,604
Ceres, Inc.	1,600	9,901
Change, Inc. (d)	5,500	73,360
Charm Care Corp.	3,800	27,174
Chiba Kogyo Bank, Ltd. (The)	16,000	31,200
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	21,409
Chino Corp.	2,700	30,370
Chiyoda Co., Ltd.	5,800	31,490
Chiyoda Corp. (a)(d)	38,700	102,081
Chiyoda Integre Co., Ltd.	3,900	57,782
Chofu Seisakusho Co., Ltd.	5,700	80,453
Chori Co., Ltd.	4,300	57,095
Chubu Shiryo Co., Ltd.	6,800	48,998
Chudenko Corp.	8,200	118,591
Chuetsu Pulp & Paper Co., Ltd.	1,900	12,038
Chugai Ro Co., Ltd.	1,400	14,866
Chugoku Bank, Ltd. (The) (a) (b) (c) (d)	36,700	227,964
Chugoku Marine Paints, Ltd. (d)	13,000	79,957
Chukyo Bank, Ltd. (The) (a) (b) (c) (d)	3,900	46,079
Chuo Gyorui Co., Ltd.	200	4,002
Chuo Spring Co., Ltd.	4,300	19,827
Citizen Watch Co., Ltd. (d)	83,700	350,031
CKD Corp. (d)	9,700	115,442
Cleanup Corp.	7,300	28,436
CMIC Holdings Co., Ltd.	3,900	40,976
CMK Corp.	15,500	46,076
COLOPL, Inc. (a)	7,200	33,878
Colowide Co., Ltd. (d)	16,900	216,879
Como Co., Ltd.	400	7,412
Computer Engineering & Consulting, Ltd.	8,200	83,534
Computer Institute of Japan, Ltd.	4,080	21,926
Comture Corp. (d)	5,900	92,467
CONEXIO Corp.	4,600	37,787
Core Corp.	2,500	23,686
Corona Corp.	4,400	25,252
Cosel Co., Ltd. (d)	8,100	45,952
Cosmo Energy Holdings Co., Ltd. (d)	4,400	112,873
Cosmos Initia Co., Ltd.	3,500	12,121
Cota Co., Ltd.	4,977	52,839
CRE, Inc.	2,100	21,210
Create Medic Co., Ltd.	1,800	11,049
Create Restaurants Holdings, Inc.	29,400	198,488
Create SD Holdings Co., Ltd.	5,600	121,114
Credit Saison Co., Ltd.	25,600	300,437
Creek & River Co., Ltd.	3,900	66,851
Cresco, Ltd.	4,000	45,063
CROOZ, Inc. (a) (d)	1,300	10,604
Cross Cat Co., Ltd.	1,400	12,843
CTI Engineering Co., Ltd.	3,900	76,559
CTS Co., Ltd.	7,700	38,832
Cube System, Inc. (d)	2,500	16,403
Curves Holdings Co., Ltd.	13,000	73,694
Cyber Com Co., Ltd.	1,100	10,076
Cybernet Systems Co., Ltd.	2,200	13,758
Cybozu, Inc.	5,300	54,002
Dai Nippon Toryo Co., Ltd.	7,800	38,577
Dai-Dan Co., Ltd.	4,600	68,143
Daicel Corp.	67,200	397,099
Daido Kogyo Co., Ltd.	2,000	9,670
Daido Metal Co., Ltd.	13,400	44,600
Daido Steel Co., Ltd. (d)	7,600	185,144
Daihatsu Diesel Manufacturing Co., Ltd.	6,700	22,709
Daihen Corp. (d)	5,600	142,758
Daiho Corp. (d)	4,200	120,707
Daiichi Jitsugyo Co., Ltd. (d)	2,800	74,435
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	42,336
Daiken Corp.	4,100	51,746
Daiken Medical Co., Ltd. (d)	4,400	14,144
Daiki Aluminium Industry Co., Ltd. (d)	9,000	73,517
Daiki Axis Co., Ltd. (d)	1,300	5,717
Daiko Denshi Tsushin, Ltd.	1,300	4,082
Daikoku Denki Co., Ltd.	2,700	24,286
Daikokutenbussan Co., Ltd.	1,300	47,310
Daikyonishikawa Corp.	11,600	42,727
Dainichi Co., Ltd.	4,100	17,653
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	46,909
Daio Paper Corp. (d)	14,100	113,188
Daiohs Corp.	900	9,314
Daiseki Co., Ltd.	12,839	391,712
Daishi Hokuetsu Financial Group, Inc. (d)	10,300	191,080
Daishinku Corp. (d)	10,400	62,477
Daisue Construction Co., Ltd.	2,300	22,597
Daito Bank, Ltd. (The)	5,200	21,787
Daito Pharmaceutical Co., Ltd.	3,960	67,076
Daitron Co., Ltd.	2,400	33,240
Daiwa Industries, Ltd. (d)	11,000	86,434
Daiwabo Holdings Co., Ltd. (d)	26,000	335,335
DCM Holdings Co., Ltd.	33,100	269,395
Dear Life Co., Ltd.	7,500	28,739
Delica Foods Holdings Co., Ltd.	600	2,089
DeNA Co., Ltd.	19,200	242,951
Densan System Holdings Co., Ltd.	1,700	25,171
Denyo Co., Ltd.	4,800	45,381

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Dexerials Corp. (d)	15,300	$344,655
DIC Corp.	14,500	241,581
Digital Arts, Inc. (d)	2,900	124,692
Digital Garage, Inc.	7,800	184,723
Digital Holdings, Inc.	2,100	16,855
Digital Information Technologies Corp.	2,100	21,286
Dip Corp.	9,500	241,825
Direct Marketing MiX, Inc.	3,000	33,638
DKK Co., Ltd.	3,300	49,406
DKS Co., Ltd.	2,800	37,080
DMG Mori Co., Ltd.	31,300	354,033
DMW Corp.	700	14,487
Doshisha Co., Ltd.	7,400	73,783
Double Standard, Inc.	1,400	22,467
Doutor Nichires Holdings Co., Ltd.	7,600	91,276
Drecom Co., Ltd. (d)	2,700	15,846
DTS Corp. (d)	11,700	278,256
Duskin Co., Ltd. (d)	12,500	245,508
DyDo Group Holdings, Inc. (d)	3,200	106,065
E-Guardian, Inc. (a)	2,400	47,038
Eagle Industry Co., Ltd.	7,800	58,525
Earth Corp.	3,100	110,727
EAT&Holdings Co., Ltd.	1,400	21,141
Ebara Foods Industry, Inc.	700	14,592
Ebara Jitsugyo Co., Ltd.	3,000	44,956
Ebase Co., Ltd.	4,800	17,085
Eco’s Co., Ltd. (d)	2,100	26,162
EDION Corp. (d)	22,500	182,471
EF-ON, Inc.	6,100	26,989
eGuarantee, Inc.	8,200	141,647
Ehime Bank, Ltd. (The)	11,400	67,580
Eidai Co., Ltd.	10,000	15,896
Eiken Chemical Co., Ltd.	7,500	93,158
Eizo Corp. (d)	4,400	110,523
Elan Corp.	8,200	60,501
Elecom Co., Ltd. (d)	11,700	116,942
Elematec Corp.	6,800	58,966
EM Systems Co., Ltd.	3,500	20,543
en-japan, Inc.	8,300	126,764
Endo Lighting Corp.	2,600	12,965
Enigmo, Inc.	6,400	21,980
Enplas Corp.	2,500	70,415
Entrust, Inc.	1,500	6,152
eRex Co., Ltd. (d)	8,000	154,490
ES-Con Japan, Ltd.	6,700	37,765
Escrow Agent Japan, Inc.	5,100	5,574
Eslead Corp.	2,700	31,468
ESPEC Corp.	6,500	76,997
Exedy Corp.	9,100	103,407
EXEO Group, Inc.	5,500	79,484
Ezaki Glico Co., Ltd.	12,500	308,097
F&M Co., Ltd.	1,600	26,186
F-Tech, Inc.	6,000	20,436
Faith, Inc.	2,680	9,878
FALCO HOLDINGS Co., Ltd.	3,100	37,313
FCC Co., Ltd. (d)	10,500	95,981
FDK Corp. (a)	3,600	19,200
Feed One Co., Ltd.	8,276	38,131
Ferrotec Holdings Corp.	11,700	189,469
Fibergate, Inc.	1,800	10,844
FIDEA Holdings Co., Ltd.	6,250	54,499
Fields Corp.	1,600	17,711
Financial Products Group Co., Ltd.	13,500	105,787
FINDEX, Inc.	3,900	15,409
First Bank of Toyama, Ltd. (The)	10,700	29,785
First Brothers Co., Ltd.	900	5,227
First Juken Co., Ltd.	1,600	12,123
First-corp, Inc.	1,600	8,030
Fixstars Corp.	4,100	29,530
FJ Next Holdings Co., Ltd.	3,800	26,490
Focus Systems Corp.	2,900	19,126
Food & Life Cos. Ltd. (d)	13,000	198,404
Forval Corp.	1,900	12,180
Foster Electric Co., Ltd.	7,400	37,995
FP Corp. (d)	10,300	251,307
France Bed Holdings Co., Ltd.	9,300	58,091
FreakOut Holdings, Inc. (a)	800	7,180
Freebit Co., Ltd. (d)	2,100	13,196
Freund Corp.	2,400	11,675
FTGroup Co., Ltd. (d)	1,500	8,600
Fudo Tetra Corp.	6,030	61,439
Fuji Co., Ltd. (d)	6,700	87,295
Fuji Corp.	16,500	214,267
Fuji Corp., Ltd.	8,600	36,929
Fuji Corp/Miyagi	2,300	19,450
Fuji Kyuko Co., Ltd.	5,300	157,021
Fuji Media Holdings, Inc.	6,900	50,712
Fuji Oil Co., Ltd.	21,100	42,429
Fuji Oil Holdings, Inc. (d)	10,600	176,406
Fuji Pharma Co., Ltd.	4,600	32,783
Fuji Seal International, Inc. (d)	12,100	128,145
Fuji Soft, Inc.	3,500	197,219
Fujibo Holdings, Inc.	3,300	74,566
Fujicco Co., Ltd. (d)	6,500	85,859
Fujikura Composites, Inc.	5,800	35,511
Fujikura Kasei Co., Ltd.	9,500	26,942
Fujikura, Ltd.	76,500	456,624
Fujimi, Inc.	3,300	138,316
Fujimori Kogyo Co., Ltd. (d)	4,900	108,109
Fujisash Co., Ltd.	24,500	11,517
Fujishoji Co., Ltd.	1,300	7,622
Fujitsu General, Ltd. (d)	6,900	143,661
Fujiya Co., Ltd.	3,300	55,724
FuKoKu Co., Ltd.	5,100	34,181
Fukuda Corp.	2,100	69,740
Fukuda Denshi Co., Ltd.	2,100	104,202
Fukui Bank, Ltd. (The)	5,400	51,037
Fukui Computer Holdings, Inc.	2,700	63,275
Fukushima Bank, Ltd. (The)	11,200	16,036
Fukushima Galilei Co., Ltd.	3,800	93,365
Fukuyama Transporting Co., Ltd. (d)	3,200	72,269
FULLCAST Holdings Co., Ltd.	5,400	94,475
Funai Soken Holdings, Inc.	10,370	176,252
Furukawa Battery Co., Ltd. (The)	5,000	38,869

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Furukawa Co., Ltd.	10,500	$88,133
Furukawa Electric Co., Ltd. (d)	20,900	331,753
Furuno Electric Co., Ltd.	8,400	63,829
Furuya Metal Co., Ltd. (d)	1,100	59,174
Furyu Corp.	4,300	30,012
Fuso Chemical Co., Ltd.	4,600	99,119
Fuso Pharmaceutical Industries, Ltd.	2,600	35,365
Futaba Corp.	10,200	43,123
Futaba Industrial Co., Ltd.	19,600	43,964
Future Corp.	11,200	121,559
Fuyo General Lease Co., Ltd.	5,100	278,462
G-7 Holdings, Inc.	5,800	56,851
G-Tekt Corp.	7,700	67,419
Gakken Holdings Co., Ltd. (d)	6,400	42,719
Gakkyusha Co., Ltd.	2,800	31,295
Gecoss Corp.	4,600	25,003
Genki Sushi Co., Ltd. (d)	1,600	33,642
Genky DrugStores Co., Ltd.	2,400	59,176
Geo Holdings Corp.	8,100	98,763
Gift Holdings, Inc.	800	18,076
GL Sciences, Inc.	1,300	19,820
GLOBERIDE, Inc.	5,200	76,646
Glory, Ltd. (d)	13,000	191,032
GMO Financial Gate, Inc. (d)	200	17,373
GMO Financial Holdings, Inc. (d)	8,000	39,607
GMO GlobalSign Holdings K.K.	1,000	30,045
GMO internet group, Inc.	600	10,420
GMO Pepabo, Inc.	700	8,452
Godo Steel, Ltd.	3,500	40,820
Goldcrest Co., Ltd.	6,230	71,296
Golf Digest Online, Inc.	900	9,397
Good Com Asset Co., Ltd.	1,600	16,799
Grandy House Corp.	3,600	13,522
gremz, Inc.	900	9,555
GS Yuasa Corp. (d)	15,900	248,030
GSI Creos Corp. (d)	3,600	35,385
Gun-Ei Chemical Industry Co., Ltd.	1,800	28,876
GungHo Online Entertainment, Inc.	10,500	161,622
Gunma Bank, Ltd. (The)	84,300	228,543
Gunze, Ltd.	4,800	128,312
H-One Co., Ltd.	6,000	23,626
H.U. Group Holdings, Inc. (d)	14,400	261,075
H2O Retailing Corp. (d)	24,100	184,681
HABA Laboratories, Inc. (d)	700	11,483
Hachijuni Bank, Ltd. (The) (d)	87,800	289,611
Hagihara Industries, Inc.	4,000	28,938
Hagiwara Electric Holdings Co., Ltd.	2,400	34,892
Hakudo Co., Ltd. (d)	2,400	38,016
Hakuto Co., Ltd. (d)	4,900	108,190
Halows Co., Ltd.	2,100	42,086
Hamakyorex Co., Ltd.	5,600	121,670
Hamee Corp. (d)	1,800	10,704
Handsman Co., Ltd.	800	4,506
Hanwa Co., Ltd.	9,300	221,195
Happinet Corp.	5,000	63,885
Hard Off Corp. Co., Ltd.	3,700	32,105
Harima Chemicals Group, Inc.	4,300	25,457
Hashimoto Sogyo Holdings Co. Ltd. (d)	1,400	9,348
Hazama Ando Corp. (d)	54,490	315,383
Hearts United Group Co., Ltd.	2,600	33,730
Heiwa Corp.	12,100	187,270
Heiwa Real Estate Co., Ltd. (d)	7,600	208,822
Heiwado Co., Ltd.	8,700	119,647
Helios Techno Holding Co., Ltd.	2,900	8,085
Hennge KK (a)	600	3,396
HI-LEX Corp.	5,500	39,339
Hibiya Engineering, Ltd. (d)	5,800	74,307
Himaraya Co., Ltd. (d)	2,600	16,409
Hioki EE Corp. (d)	3,000	130,445
Hirakawa Hewtech Corp.	2,000	14,257
Hirano Tecseed Co., Ltd. (d)	1,300	15,712
Hirata Corp.	1,000	28,213
Hirogin Holdings, Inc. (d)	64,700	271,955
Hirose Tusyo, Inc.	300	4,877
Hiroshima Electric Railway Co., Ltd. (a)	1,500	8,693
Hiroshima Gas Co., Ltd.	7,000	15,923
Hisaka Works, Ltd.	7,000	39,480
Hitachi Zosen Corp.	50,600	297,875
Hito Communications Holdings, Inc.	1,700	19,398
Hochiki Corp.	4,600	40,835
Hodogaya Chemical Co., Ltd.	1,800	35,811
Hogy Medical Co., Ltd. (d)	4,800	117,804
Hokkaido Electric Power Co., Inc.	53,500	167,582
Hokkaido Gas Co., Ltd.	5,400	59,016
Hokkan Holdings, Ltd.	3,300	28,837
Hokko Chemical Industry Co., Ltd.	7,000	43,828
Hokkoku Financial Holdings, Inc. (d)	7,200	234,976
Hokuetsu Corp. (d)	29,900	156,224
Hokuetsu Industries Co., Ltd.	7,000	46,504
Hokuhoku Financial Group, Inc.	37,300	220,198
Hokuriku Electric Industry Co., Ltd.	2,800	19,722
Hokuriku Electric Power Co. (a) (d)	47,000	157,445
Hokuriku Electrical Construction Co., Ltd.	3,600	17,576
Hokuriku Gas Co., Ltd.	1,000	20,344
Hokuto Corp. (d)	7,100	92,965
Honda Tsushin Kogyo Co., Ltd. (a)	2,900	14,118
Honeys Holdings Co., Ltd.	6,930	58,253
Honma Golf, Ltd.	27,000	10,763
Hoosiers Holdings Co., Ltd.	8,000	42,881
Horiba, Ltd.	3,300	128,233
Hoshi Iryo-Sanki Co., Ltd.	300	7,651
Hosiden Corp.	16,400	166,443
Hosokawa Micron Corp.	4,400	74,793
Hotland Co., Ltd.	3,200	29,968
Hotto Link, Inc. (a)	800	2,034
Howa Machinery, Ltd.	4,400	24,672
HPC Systems, Inc.	500	6,851
HS Holdings Co., Ltd.	10,300	79,261
Hyakugo Bank, Ltd. (The) (d)	68,600	150,421
Hyakujushi Bank, Ltd. (The)	5,800	66,865
I’ll, Inc. (d)	900	10,903
I’rom Group Co., Ltd.	2,700	43,768
i-mobile Co., Ltd. (d)	1,800	14,584
I-NE Co., Ltd. (a)	400	12,026

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
I-Net Corp.	3,520	$30,413
I-PEX, Inc.	3,100	26,589
IBJ, Inc.	4,900	29,692
Ichigo, Inc.	33,400	68,877
Ichiken Co., Ltd.	1,800	22,160
Ichikoh Industries, Ltd.	9,000	23,809
Ichimasa Kamaboko Co., Ltd.	1,100	5,842
ICHINEN HOLDINGS Co., Ltd.	7,400	62,023
Ichiyoshi Securities Co., Ltd.	12,600	51,780
Icom, Inc.	2,600	46,977
ID Holdings Corp.	3,899	23,327
Idec Corp.	7,500	152,940
IDOM, Inc.	20,400	121,905
Ihara Science Corp.	1,800	27,892
Iino Kaiun Kaisha, Ltd.	23,200	104,590
IJTT Co., Ltd.	9,000	31,372
Ikegami Tsushinki Co., Ltd.	2,600	9,882
Imagica Group, Inc.	4,500	29,533
Imasen Electric Industrial (d)	2,000	7,777
Imuraya Group Co., Ltd.	2,900	43,814
Inaba Denki Sangyo Co., Ltd.	15,300	288,394
Inaba Seisakusho Co., Ltd.	3,200	29,864
Inabata & Co., Ltd. (d)	13,000	209,621
Inageya Co., Ltd.	2,000	15,851
Ines Corp.	7,300	73,757
Infocom Corp.	4,500	58,783
Infomart Corp.	44,600	132,658
Information Services International-Dentsu, Ltd.	4,000	121,388
INFRONEER Holdings, Inc.	46,475	314,148
Innotech Corp.	3,900	33,946
Insource Co., Ltd.	5,600	100,260
Intage Holdings, Inc. (d)	11,600	121,816
Intelligent Wave, Inc.	3,400	17,077
Inter Action Corp.	2,700	28,449
Inui Global Logistics Co., Ltd.	3,000	33,910
IR Japan Holdings, Ltd.	2,000	28,004
Iriso Electronics Co., Ltd.	5,500	151,098
ISB Corp.	400	3,370
Ise Chemicals Corp.	1,000	30,462
Iseki & Co., Ltd.	5,700	46,105
Ishihara Chemical Co., Ltd.	1,200	10,301
Ishihara Sangyo Kaisha, Ltd.	12,200	86,118
Ishii Iron Works Co., Ltd.	900	17,408
Ishizuka Glass Co., Ltd.	500	5,187
Itfor, Inc.	7,800	41,116
ITmedia, Inc.	1,500	16,573
Itochu Enex Co., Ltd.	17,400	122,993
Itochu-Shokuhin Co., Ltd.	2,000	67,058
Itoham Yonekyu Holdings, Inc.	29,500	135,877
Itoki Corp.	15,600	43,214
IwaiCosmo Holdings, Inc.	6,200	51,879
Iwaki Co., Ltd.	1,300	11,303
Iwasaki Electric Co., Ltd.	2,500	43,724
Iwatsuka Confectionery Co., Ltd.	1,000	27,954
Iyo Bank, Ltd. (The) (a)(b)(c)(d)	61,000	294,611
Izumi Co., Ltd.	7,400	159,015
J Front Retailing Co., Ltd.	10,300	83,831
J Trust Co., Ltd.	21,200	83,791
J-Lease Co., Ltd.	600	9,366
J-Oil Mills, Inc. (d)	6,600	70,675
J-Stream, Inc.	1,000	4,064
JAC Recruitment Co., Ltd.	3,900	59,816
Jaccs Co., Ltd. (d)	6,100	151,522
JAFCO Group Co., Ltd.	27,900	410,606
JANOME Corp.	7,099	31,723
Japan Aviation Electronics Industry, Ltd. (d)	15,200	223,145
Japan Cash Machine Co., Ltd.	4,300	19,366
Japan Communications, Inc. (a)	35,600	53,938
Japan Electronic Materials Corp.	2,400	21,395
Japan Elevator Service Holdings Co., Ltd.	15,700	202,509
Japan Foundation Engineering Co., Ltd.	7,900	24,986
Japan Investment Adviser Co., Ltd. (d)	3,200	29,273
Japan Lifeline Co., Ltd.	15,500	102,746
Japan Material Co., Ltd. (d)	15,600	199,673
Japan Medical Dynamic Marketing, Inc.	4,400	37,759
Japan Oil Transportation Co., Ltd.	700	11,093
Japan Petroleum Exploration Co., Ltd.	11,400	272,620
Japan Property Management Center Co., Ltd.	4,100	28,577
Japan Pulp & Paper Co., Ltd.	3,700	111,554
Japan Pure Chemical Co., Ltd.	500	7,997
Japan Securities Finance Co., Ltd. (d)	24,000	136,186
Japan Steel Works, Ltd. (The) (d)	9,200	181,433
Japan Transcity Corp.	12,000	39,690
Japan Wool Textile Co., Ltd. (The)	17,100	125,944
Jastec Co., Ltd.	4,300	37,109
JBCC Holdings, Inc.	5,300	64,385
JCR Pharmaceuticals Co., Ltd.	3,600	53,436
JCU Corp.	5,700	114,619
JFE Systems, Inc.	700	10,915
JIG-SAW, Inc. (a)(d)	900	25,678
Jimoto Holdings, Inc.	6,790	21,892
JINS Holdings, Inc.	3,200	94,110
JINUSHI Co., Ltd.	3,500	48,123
JK Holdings Co., Ltd.	5,600	38,282
JM Holdings Co., Ltd.	3,200	37,010
JMS Co., Ltd.	6,400	23,592
Joban Kosan Co., Ltd. (a)	1,700	14,434
Joshin Denki Co., Ltd.	5,700	74,764
Joyful Honda Co., Ltd. (d)	11,000	135,769
JP-Holdings, Inc.	17,900	33,385
JSB Co., Ltd.	1,000	25,934
JSP Corp.	3,900	37,629
Juki Corp.	7,200	34,400
Juroku Financial Group, Inc.	9,700	163,668
Justsystems Corp.	7,500	170,933
JVC Kenwood Corp.	53,300	72,693
K&O Energy Group, Inc.	5,400	60,189
K’s Holdings Corp. (d)	12,600	103,716
Kadoya Sesame Mills, Inc.	800	19,680
Kaga Electronics Co., Ltd. (d)	5,900	165,043
Kagome Co., Ltd.	2,700	56,298
Kaken Pharmaceutical Co., Ltd.	6,500	171,552
Kakiyasu Honten Co., Ltd.	2,500	38,906
Kamakura Shinsho, Ltd.	3,700	21,357

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kameda Seika Co., Ltd.	3,500	$111,025
Kamei Corp.	7,700	56,855
Kanaden Corp.	6,300	44,524
Kanagawa Chuo Kotsu Co., Ltd.	2,400	56,002
Kanamic Network Co., Ltd.	4,200	14,764
Kanamoto Co., Ltd.	9,900	141,045
Kandenko Co., Ltd.	21,900	126,036
Kaneka Corp.	9,200	230,042
Kaneko Seeds Co., Ltd.	1,300	13,128
Kanematsu Corp.	24,900	245,893
Kanematsu Electronics, Ltd.	3,100	85,465
Kanemi Co., Ltd.	100	1,904
Kanto Denka Kogyo Co., Ltd. (d)	15,000	95,795
Kasai Kogyo Co., Ltd. (a)	8,600	11,199
Katakura & Co-op Agri Corp.	1,600	12,870
Katakura Industries Co., Ltd. (d)	7,800	109,980
Katitas Co., Ltd. (d)	9,300	207,177
Kato Sangyo Co., Ltd.	7,100	164,061
Kato Works Co., Ltd.	3,800	19,554
Kawada Technologies, Inc.	1,500	38,285
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	27,870
KeePer Technical Laboratory Co., Ltd.	3,000	76,185
Keihanshin Building Co., Ltd.	10,600	89,677
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	22,287
KEIWA, Inc.	600	14,433
Keiyo Bank, Ltd. (The)	33,200	108,392
Keiyo Co., Ltd.	10,600	66,724
Kenko Mayonnaise Co., Ltd.	4,100	44,043
KFC Holdings Japan, Ltd. (d)	4,000	74,844
KH Neochem Co., Ltd.	9,400	171,657
Ki-Star Real Estate Co., Ltd. (d)	3,000	90,760
Kibun Foods, Inc.	1,500	9,456
Kimoto Co., Ltd. (d)	14,900	23,510
Kimura Chemical Plants Co., Ltd.	3,300	15,418
King Jim Co., Ltd.	1,400	8,827
Kinki Sharyo Co., Ltd. (The)	1,200	8,108
Kissei Pharmaceutical Co., Ltd.	8,100	143,148
Kita-Nippon Bank, Ltd. (The)	2,900	35,243
Kitagawa Corp.	3,100	26,878
Kitano Construction Corp.	1,400	22,566
Kitanotatsujin Corp. (d)	14,100	25,106
Kito Corp. (a)	5,900	110,691
Kitz Corp.	19,100	106,058
Kiyo Bank, Ltd. (The) (d)	18,700	179,603
KLab, Inc. (a)	10,600	36,508
Koa Corp. (d)	8,400	128,311
Koatsu Gas Kogyo Co., Ltd.	11,100	47,840
Kobe Electric Railway Co., Ltd. (a)(d)	1,400	31,741
Kobe Steel, Ltd. (d)	63,920	256,637
Kohnan Shoji Co., Ltd.	7,600	176,854
Kohsoku Corp.	4,000	42,544
Koike Sanso Kogyo Co., Ltd.	700	9,473
Kojima Co., Ltd.	7,800	33,989
Kokusai Pulp & Paper Co., Ltd.	3,700	18,411
Kokuyo Co., Ltd. (d)	21,700	275,709
KOMAIHALTEC, Inc. (d)	1,800	19,974
Komatsu Seiren Co., Ltd. (d)	4,200	22,371
Komatsu Wall Industry Co., Ltd.	2,700	34,359
KOMEDA Holdings Co., Ltd. (d)	11,300	181,218
Komehyo Holdings Co., Ltd. (d)	1,300	27,034
Komeri Co., Ltd.	11,000	210,291
Komori Corp. (d)	14,100	68,848
Konaka Co., Ltd. (d)	7,300	16,707
Kondotec, Inc.	6,900	47,723
Konica Minolta, Inc. (d)	115,700	357,182
Konishi Co., Ltd.	9,900	106,601
Konoike Transport Co., Ltd.	6,900	67,406
Konoshima Chemical Co., Ltd.	600	4,850
Kosaido Holdings Co., Ltd.	3,700	36,031
Kotobuki Spirits Co., Ltd.	200	11,455
Kotobukiya Co., Ltd.	500	26,037
Kozo Keikaku Engineering, Inc.	1,200	22,887
Krosaki Harima Corp.	1,600	51,257
KRS Corp.	4,400	38,720
KU Holdings Co., Ltd.	6,700	50,297
Kumagai Gumi Co., Ltd. (d)	11,000	191,906
Kumiai Chemical Industry Co., Ltd.	10,995	77,660
Kunimine Industries Co., Ltd.	1,200	6,612
Kurabo Industries, Ltd.	5,600	76,434
Kureha Corp.	4,700	287,443
Kurimoto, Ltd.	2,800	31,068
Kuriyama Holdings Corp.	2,300	14,450
Kusuri no. Aoki Holdings Co., Ltd.	3,900	183,407
KYB Corp. (d)	6,400	137,167
Kyoden Co., Ltd.	6,500	23,239
Kyodo Printing Co., Ltd.	2,600	44,107
Kyoei Steel, Ltd.	6,700	64,318
Kyokuto Boeki Kaisha, Ltd. (d)	3,600	30,692
Kyokuto Kaihatsu Kogyo Co., Ltd. (d)	9,800	89,753
Kyokuto Securities Co., Ltd.	7,600	34,953
Kyokuyo Co., Ltd.	3,500	87,236
KYORIN Holdings, Inc. (d)	12,800	156,137
Kyoritsu Maintenance Co., Ltd.	2,100	86,915
Kyoritsu Printing Co., Ltd. (a)(b)(c)	6,800	5,990
Kyosan Electric Manufacturing Co., Ltd.	16,000	45,943
Kyowa Electronic Instruments Co., Ltd.	8,000	18,542
Kyowa Leather Cloth Co., Ltd.	3,300	11,618
Kyudenko Corp.	8,900	169,343
Kyushu Financial Group, Inc. (d)	80,900	214,038
LAC Co., Ltd.	5,900	31,923
Lacto Japan Co., Ltd.	1,400	20,741
LEC, Inc.	8,800	50,165
Leopalace21 Corp. (a)	32,100	73,770
Life Corp.	4,000	73,826
LIFULL Co., Ltd. (a)	17,000	18,944
Like, Inc.	2,100	31,091
Linical Co., Ltd.	2,600	13,345
Link And Motivation, Inc. (d)	8,900	46,747
Lintec Corp. (d)	10,500	161,405
LITALICO, Inc.	4,700	89,083
Look Holdings, Inc.	2,200	32,474
M&A Capital Partners Co., Ltd. (a)	3,600	92,529
m-up Holdings, Inc.	7,400	77,307
Mabuchi Motor Co., Ltd. (d)	12,700	344,710

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Macnica Holdings, Inc. (d)	14,550	$273,506
Macromill, Inc. (d)	13,700	102,734
Maeda Kosen Co., Ltd. (d)	5,100	111,818
Maezawa Kasei Industries Co., Ltd.	4,300	38,445
Maezawa Kyuso Industries Co., Ltd.	5,800	35,898
Makino Milling Machine Co., Ltd.	7,000	215,050
Management Solutions Co., Ltd. (a)(d)	1,800	36,666
Mandom Corp.	8,900	93,651
Mani, Inc.	18,500	225,277
MarkLines Co., Ltd.	3,000	48,051
Mars Group Holdings Corp.	3,600	40,051
Marubun Corp.	6,100	32,447
Marudai Food Co., Ltd.	6,700	66,108
Marufuji Sheet Piling Co., Ltd.	1,300	17,292
Maruha Nichiro Corp. (d)	12,000	204,151
Maruichi Steel Tube, Ltd.	8,600	176,138
MARUKA FURUSATO Corp.	993	21,030
Marumae Co., Ltd. (d)	2,500	30,354
Marusan Securities Co., Ltd.	19,700	58,998
Maruwa Co., Ltd. (d)	2,600	275,738
Maruwa Unyu Kikan Co., Ltd. (d)	4,900	49,231
Maruyama Manufacturing Co., Inc.	1,500	14,986
Maruzen CHI Holdings Co., Ltd.	11,900	26,817
Maruzen Co. Ltd/Taito ward	900	11,307
Maruzen Showa Unyu Co., Ltd. (d)	3,600	76,198
Marvelous, Inc.	9,500	43,758
Matching Service Japan Co., Ltd. (d)	1,200	6,977
Matsuda Sangyo Co., Ltd. (d)	5,000	74,736
Matsui Construction Co., Ltd.	6,400	24,924
Matsui Securities Co., Ltd. (d)	26,900	145,094
Max Co., Ltd.	8,400	115,631
Maxel,l Ltd.	15,300	145,145
Maxvalu Tokai Co., Ltd.	3,500	64,532
MCJ Co., Ltd. (d)	17,300	118,170
Mebuki Financial Group, Inc.	46,700	91,055
MEC Co., Ltd.	4,200	64,987
Media Do Co., Ltd. (a)	2,100	26,136
Medical Data Vision Co., Ltd. (d)	6,800	49,770
Medical System Network Co., Ltd.	7,000	19,104
Medikit Co., Ltd.	1,300	20,902
Medius Holdings Co., Ltd.	1,800	8,667
MedPeer, Inc. (a)(d)	2,600	22,897
Megachips Corp.	4,800	83,920
Megmilk Snow Brand Co., Ltd.	14,000	165,877
Meidensha Corp. (d)	10,100	137,803
Meiji Electric Industries Co., Ltd.	1,000	7,054
Meiji Shipping Co., Ltd.	4,300	19,604
Meiko Electronics Co., Ltd. (d)	6,300	109,018
Meisei Industrial Co., Ltd.	11,600	56,342
Meitec Corp.	18,900	300,194
Meito Sangyo Co., Ltd.	3,000	33,181
Meiwa Corp. (a)(d)	8,100	41,948
Meiwa Estate Co., Ltd.	5,200	21,684
Melco Holdings, Inc.	1,500	32,083
Members Co., Ltd.	1,800	31,795
Menicon Co., Ltd.	16,500	334,893
Mercuria Holdings Co., Ltd.	2,100	8,847
Metaps, Inc. (a)	1,300	4,477
MetaReal Corp. (a)	1,400	9,690
METAWATER Co., Ltd.	3,600	47,261
Micronics Japan Co., Ltd.	6,300	51,223
Midac Holdings Co., Ltd.	900	20,686
Mie Kotsu Group Holdings, Inc. (d)	8,600	29,687
Mikuni Corp. (d)	7,300	14,909
Milbon Co., Ltd.	6,720	296,382
MIMAKI ENGINEERING Co., Ltd.	1,700	7,773
Mimasu Semiconductor Industry Co., Ltd.	4,400	58,091
Ministop Co., Ltd. (d)	5,400	53,013
Miraial Co., Ltd.	2,900	31,934
MIRAIT ONE Corp.	24,080	244,363
Miroku Jyoho Service Co., Ltd.	5,500	54,531
Mitani Corp.	22,700	217,928
Mitani Sekisan Co., Ltd.	2,100	50,369
Mito Securities Co., Ltd.	19,600	32,007
Mitsuba Corp.	12,300	32,872
Mitsubishi Kakoki Kaisha, Ltd.	800	11,463
Mitsubishi Logisnext Co., Ltd.	8,400	42,935
Mitsubishi Logistics Corp. (d)	4,800	113,255
Mitsubishi Materials Corp. (d)	15,500	213,369
Mitsubishi Paper Mills, Ltd. (a)	8,800	17,223
Mitsubishi Pencil Co., Ltd.	8,200	80,045
Mitsubishi Research Institute, Inc.	2,000	61,286
Mitsubishi Shokuhin Co., Ltd.	4,800	108,006
Mitsubishi Steel Manufacturing Co., Ltd.	4,400	27,626
Mitsuboshi Belting, Ltd. (d)	6,700	139,569
Mitsui DM Sugar Holdings Co., Ltd.	6,100	79,773
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	24,900	69,502
Mitsui Matsushima Co., Ltd. (d)	5,200	109,088
Mitsui Mining & Smelting Co., Ltd.	17,000	356,032
Mitsui-Soko Holdings Co., Ltd.	6,100	129,832
Mitsuuroko Group Holdings Co., Ltd.	10,100	67,590
Mixi, Inc. (d)	11,700	185,590
Miyaji Engineering Group, Inc.	1,800	40,339
Miyazaki Bank, Ltd. (The)	5,400	80,154
Miyoshi Oil & Fat Co., Ltd.	2,800	19,241
Mizuho Leasing Co., Ltd. (d)	8,700	187,351
Mizuho Medy Co., Ltd.	500	9,433
Mizuno Corp.	5,800	103,130
Mochida Pharmaceutical Co., Ltd.	4,700	109,800
Monex Group, Inc. (d)	45,500	139,706
Money Partners Group Co., Ltd.	7,100	12,914
Monogatari Corp. (The)	2,600	124,130
MORESCO Corp.	2,500	18,670
Morinaga & Co., Ltd.	8,800	241,318
Morinaga Milk Industry Co., Ltd.	8,800	257,979
Moriroku Holdings Co., Ltd. (d)	800	9,332
Morita Holdings Corp. (d)	11,200	99,362
Morito Co., Ltd. (d)	3,400	16,573
Morozoff, Ltd.	1,800	46,177
Mortgage Service Japan, Ltd.	1,200	6,968
Mory Industries, Inc.	1,600	28,938
Mr. Max Holdings, Ltd.	10,500	45,245
MRK Holdings, Inc. (d)	15,600	11,434
MTI, Ltd.	6,800	23,495
Mugen Estate Co., Ltd.	3,300	10,431

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Murakami Corp.	2,500	$38,799
Musashi Seimitsu Industry Co., Ltd. (d)	13,400	144,482
Musashino Bank, Ltd. (The) (d)	9,500	112,000
Mutoh Holdings Co., Ltd.	900	11,885
NAC Co., Ltd.	3,600	22,844
Nachi-Fujikoshi Corp.	4,200	102,483
Nafco Co., Ltd. (d)	2,600	28,331
Nagano Bank, Ltd. (The) (d)	3,500	32,989
Nagano Keiki Co., Ltd.	4,200	29,376
Nagase & Co., Ltd. (d)	30,600	417,553
Nagatanien Holdings Co., Ltd.	4,000	55,012
Nagawa Co., Ltd.	2,000	102,714
Naigai Trans Line, Ltd.	2,100	29,434
Nakabayashi Co., Ltd.	5,500	18,977
Nakamuraya Co., Ltd.	1,600	34,377
Nakanishi, Inc.	16,800	305,040
Nakano Corp.	4,000	8,355
Nakayama Steel Works, Ltd.	6,300	24,494
Nakayamafuku Co., Ltd.	2,000	4,260
Namura Shipbuilding Co., Ltd. (a)	18,956	79,721
Nankai Electric Railway Co., Ltd.	8,600	175,877
Nanto Bank, Ltd. (The)	9,200	133,672
Narasaki Sangyo Co., Ltd.	800	9,396
Natori Co., Ltd.	2,600	35,786
NEC Capital Solutions, Ltd.	3,800	54,239
NEC Networks & System Integration Corp. (d)	7,600	81,963
NET One Systems Co., Ltd. (d)	21,200	408,527
Neturen Co., Ltd.	9,800	43,544
New Art Holdings Co., Ltd.	1,235	11,800
New Japan Chemical Co., Ltd.	9,900	17,193
Nextage Co., Ltd. (d)	11,100	241,020
NexTone, Inc. (a)	700	17,210
NF Holdings Corp.	1,600	10,898
NHK Spring Co., Ltd. (d)	49,600	292,321
Nicca Chemical Co., Ltd.	1,400	8,165
Nice Corp.	2,300	24,466
Nichia Steel Works, Ltd. (d)	9,100	14,479
Nichias Corp.	16,500	256,445
Nichiban Co., Ltd.	4,000	44,487
Nichicon Corp. (d)	17,900	172,076
Nichiden Corp.	5,200	62,346
Nichiha Corp. (d)	7,900	150,227
Nichimo Co., Ltd. (d)	1,600	29,402
Nichireki Co., Ltd.	8,200	72,770
Nichirin Co., Ltd.	1,400	14,759
Nihon Chouzai Co., Ltd.	3,320	28,995
Nihon Dempa Kogyo Co., Ltd.	2,300	22,755
Nihon Dengi Co., Ltd.	400	8,161
Nihon Flush Co., Ltd. (d)	6,000	38,679
Nihon House Holdings Co., Ltd.	15,000	47,355
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,329
Nihon Kohden Corp. (d)	10,400	219,698
Nihon Nohyaku Co., Ltd. (d)	14,000	82,036
Nihon Parkerizing Co., Ltd.	24,500	157,924
Nihon Plast Co., Ltd.	4,500	13,546
Nihon Tokushu Toryo Co., Ltd.	2,900	18,209
Nihon Yamamura Glass Co., Ltd. (a)	3,800	15,037
Nikkato Corp.	1,700	5,042
Nikkiso Co., Ltd.	16,800	105,689
Nikko Co., Ltd.	9,000	37,512
Nikkon Holdings Co., Ltd. (d)	17,700	276,673
Nippn Corp.	14,300	153,628
Nippon Air Conditioning Services Co., Ltd.	9,600	48,757
Nippon Aqua Co., Ltd.	3,000	15,027
Nippon Beet Sugar Manufacturing Co., Ltd.	3,800	42,459
Nippon Carbide Industries Co., Inc.	2,300	19,519
Nippon Carbon Co., Ltd. (d)	3,000	81,947
Nippon Ceramic Co., Ltd.	400	6,754
Nippon Chemi-Con Corp. (a)	5,900	76,210
Nippon Chemical Industrial Co., Ltd.	2,400	31,092
Nippon Chemiphar Co., Ltd.	800	9,796
Nippon Coke & Engineering Co., Ltd.	61,100	38,464
Nippon Computer Dynamics Co., Ltd.	1,700	8,229
Nippon Concept Corp.	1,500	16,155
Nippon Concrete Industries Co., Ltd.	14,000	23,714
Nippon Denko Co., Ltd. (d)	38,165	88,258
Nippon Densetsu Kogyo Co., Ltd. (d)	10,300	130,923
Nippon Dry-Chemical Co., Ltd. (d)	1,000	10,029
Nippon Electric Glass Co., Ltd.	17,600	303,737
Nippon Felt Co., Ltd. (d)	8,600	24,200
Nippon Filcon Co., Ltd.	5,200	16,465
Nippon Fine Chemical Co., Ltd. (d)	4,300	56,002
Nippon Gas Co., Ltd.	29,600	418,701
Nippon Hume Corp.	6,700	29,154
Nippon Kayaku Co., Ltd. (d)	25,700	206,054
Nippon Kodoshi Corp.	1,600	22,295
Nippon Koei Co., Ltd.	4,200	103,775
Nippon Light Metal Holdings Co., Ltd.	16,500	165,323
Nippon Paper Industries Co., Ltd. (a)(d)	26,600	173,150
Nippon Parking Development Co., Ltd.	65,100	90,488
Nippon Pillar Packing Co., Ltd. (d)	6,500	102,949
Nippon Piston Ring Co., Ltd. (d)	3,200	26,897
Nippon Rietec Co., Ltd.	3,700	19,985
Nippon Road Co., Ltd. (The)	969	38,466
Nippon Seiki Co., Ltd.	15,000	78,540
Nippon Seisen Co., Ltd.	700	21,066
Nippon Sharyo, Ltd.	2,600	36,516
Nippon Sheet Glass Co., Ltd. (a)	10,700	37,722
Nippon Shokubai Co., Ltd. (d)	2,600	97,185
Nippon Signal Co., Ltd. (d)	17,500	114,544
Nippon Soda Co., Ltd.	6,700	204,338
Nippon Steel Trading Corp.	4,596	159,940
Nippon Suisan Kaisha, Ltd. (d)	80,800	304,629
Nippon Thompson Co., Ltd.	15,700	57,961
Nippon Yakin Kogyo Co., Ltd. (d)	4,100	74,160
Nipro Corp.	36,600	274,295
Nishi-Nippon Financial Holdings, Inc.	35,700	185,266
Nishi-Nippon Railroad Co., Ltd. (d)	14,800	295,373
Nishikawa Rubber Co., Ltd.	1,200	9,714
Nishimatsu Construction Co., Ltd. (d)	15,600	409,462
Nishimatsuya Chain Co., Ltd.	12,500	115,509
Nishimoto Co., Ltd.	1,400	37,399
Nishio Rent All Co., Ltd.	6,000	118,433
Nissan Shatai Co., Ltd.	12,600	70,720

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	$20,315
Nissei ASB Machine Co., Ltd.	2,300	56,987
Nissei Plastic Industrial Co., Ltd.	6,000	36,696
Nissha Co., Ltd.	14,100	166,874
Nisshin Group Holdings Co., Ltd.	12,300	36,501
Nisshin Oillio Group, Ltd. (The)	7,400	163,479
Nisshinbo Holdings, Inc.	39,820	289,437
Nissin Corp.	4,300	51,192
Nissin Electric Co., Ltd. (d)	14,800	135,906
Nissin Sugar Co., Ltd.	2,400	28,664
Nisso Corp.	1,400	5,388
Nitta Corp. (d)	6,800	130,826
Nitta Gelatin, Inc.	4,500	27,972
NITTAN Corp.	6,300	11,242
Nittetsu Mining Co., Ltd.	3,400	64,619
Nitto Boseki Co., Ltd.	4,700	75,077
Nitto Fuji Flour Milling Co., Ltd.	800	26,530
Nitto Kogyo Corp. (d)	9,000	147,420
Nitto Kohki Co., Ltd.	4,100	44,115
Nitto Seiko Co., Ltd.	8,900	31,658
Nittoc Construction Co., Ltd.	7,450	46,025
NJS Co., Ltd.	2,200	29,949
Noevir Holdings Co., Ltd. (d)	3,200	125,736
Nohmi Bosai, Ltd. (d)	7,000	77,774
Nojima Corp. (d)	18,000	167,916
NOK Corp. (d)	17,100	133,456
Nomura Micro Science Co., Ltd.	1,300	30,217
Noritake Co., Ltd.	2,800	77,802
Noritsu Koki Co., Ltd.	5,200	87,907
Noritz Corp. (d)	10,600	112,957
North Pacific Bank, Ltd.	74,900	117,609
NS Tool Co., Ltd.	4,800	37,724
NS United Kaiun Kaisha, Ltd.	3,300	85,976
NSD Co., Ltd. (d)	18,540	313,346
NSW, Inc.	1,900	27,713
NTN Corp. (d)	124,600	219,231
OAK Capital Corp. (a)	15,500	7,823
Oat Agrio Co., Ltd.	400	4,892
Obara Group, Inc. (d)	3,800	84,157
Oenon Holdings, Inc.	12,300	23,317
Ogaki Kyoritsu Bank, Ltd. (The) (d)	10,900	129,147
Ohara, Inc.	1,600	13,793
Ohashi Technica, Inc.	3,800	34,978
Ohba Co., Ltd.	4,600	21,973
Ohsho Food Service Corp.	3,600	159,158
OIE Sangyo Co., Ltd.	800	4,619
Oiles Corp.	8,000	81,638
Oisix ra daichi, Inc. (a)(d)	5,600	62,860
Oita Bank, Ltd. (The)	5,000	62,765
Okabe Co., Ltd.	12,500	55,937
Okada Aiyon Corp. (d)	1,900	19,035
Okamoto Industries, Inc.	3,200	78,598
Okamoto Machine Tool Works, Ltd. (d)	1,400	39,095
Okamura Corp. (d)	17,500	167,195
Okasan Securities Group, Inc.	39,200	88,415
Oki Electric Industry Co., Ltd. (d)	25,700	127,661
Okinawa Cellular Telephone Co.	8,000	140,591
Okinawa Electric Power Co., Inc. (The) (a)(d)	14,827	108,086
Okinawa Financial Group, Inc.	7,360	106,342
OKUMA Corp. (d)	7,800	264,984
Okumura Corp. (d)	8,200	161,415
Okura Industrial Co., Ltd.	3,000	36,966
Okuwa Co., Ltd.	7,400	46,313
Olympic Group Corp.	2,600	10,116
ONO Sokki Co., Ltd. (a)	4,200	11,589
Onoken Co., Ltd. (d)	4,300	42,052
Onward Holdings Co., Ltd.	31,800	64,271
Optex Group Co., Ltd. (d)	6,800	99,981
Optim Corp. (a)	4,200	22,981
Optorun Co., Ltd.	5,500	79,727
Organo Corp.	9,200	129,507
Oricon, Inc.	1,200	7,737
Orient Corp.	11,670	92,448
Oriental Shiraishi Corp.	39,400	67,013
Origin Co., Ltd.	3,400	29,059
Oro Co., Ltd.	2,100	20,964
Osaka Organic Chemical Industry, Ltd.	4,100	56,965
Osaka Soda Co., Ltd.	5,000	131,340
Osaka Steel Co., Ltd.	5,000	39,309
Osaki Electric Co., Ltd.	14,400	49,816
OSG Corp.	22,400	276,290
OUG Holdings, Inc.	700	13,064
Outsourcing, Inc.	32,100	240,109
Oyo Corp.	6,400	82,047
Ozu Corp.	600	7,292
Pacific Industrial Co., Ltd. (d)	13,700	96,565
Pacific Metals Co., Ltd.	5,100	76,705
Pack Corp. (The)	4,600	70,535
Pal Group Holdings Co., Ltd.	4,300	69,898
PALTAC Corp.	3,500	107,909
Paraca, Inc.	300	3,767
Paramount Bed Holdings Co., Ltd. (d)	12,000	212,690
Paris Miki Holdings, Inc.	10,600	17,163
Pasona Group, Inc.	6,200	85,910
PC Depot Corp.	7,000	12,977
PCA Corp.	800	5,659
PCI Holdings, Inc.	1,800	11,431
Pegasus Sewing Machine Manufacturing Co., Ltd.	5,400	32,188
Penta-Ocean Construction Co., Ltd. (d)	69,600	350,194
People Dreams & Technologies Group Co., Ltd.	1,400	24,402
PeptiDream, Inc. (a)(d)	10,300	113,161
Pharma Foods International Co., Ltd. (d)	900	7,558
Phil Co., Inc.	700	5,671
PIA Corp. (a)	500	11,505
Pickles Holdings Co., Ltd.	2,600	17,551
Pigeon Corp.	31,900	465,098
Pilot Corp.	5,300	199,999
Piolax, Inc. (d)	9,700	118,957
Plenus Co., Ltd.	3,600	47,945
Pole To Win Holdings, Inc.	7,900	50,646
PR Times, Inc. (a)(d)	700	10,321
Premier Anti-Aging Co., Ltd. (a)(d)	500	9,375
Premium Group Co., Ltd. (d)	7,800	95,863
Premium Water Holdings, Inc.	500	8,008

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Press Kogyo Co., Ltd. (d)	29,900	$81,553
Pressance Corp.	4,000	40,490
Prestige International, Inc.	27,100	117,764
Prima Meat Packers, Ltd.	7,500	108,403
Pro-Ship, Inc.	2,300	22,844
Procrea Holdings, Inc.	8,721	128,057
Pronexus, Inc.	5,100	33,390
Proto Corp.	8,800	62,722
PS Mitsubishi Construction Co., Ltd.	8,800	37,377
Punch Industry Co., Ltd.	2,700	7,754
QB Net Holdings Co., Ltd.	1,400	13,056
Qol Holdings Co., Ltd.	7,400	61,391
Quick Co., Ltd.	4,000	50,176
Raccoon Holdings, Inc.	4,100	28,987
Raito Kogyo Co., Ltd.	13,400	176,269
Raiznext Corp.	11,000	89,544
Rakus Co., Ltd.	13,800	127,271
Rasa Industries, Ltd.	2,600	40,347
Raysum Co., Ltd. (d)	5,300	59,301
Relia, Inc.	11,500	76,811
Relo Group, Inc.	2,900	44,068
Remixpoint, Inc. (a) (d)	3,600	10,180
Rengo Co., Ltd.	38,300	222,559
RENOVA, Inc. (a)	5,100	119,093
Resorttrust, Inc.	25,500	407,406
Restar Holdings Corp.	6,900	92,205
Retail Partners Co., Ltd. (d)	4,300	32,914
Rheon Automatic Machinery Co., Ltd.	5,000	39,587
Rhythm Co., Ltd.	2,500	25,951
Riberesute Corp.	4,300	22,673
Ricoh Leasing Co., Ltd. (d)	4,500	109,765
Ride On Express Holdings Co., Ltd.	1,700	12,403
Right On Co., Ltd. (a)	5,900	27,272
Riken Corp.	2,500	39,503
Riken Keiki Co., Ltd. (d)	4,600	122,674
Riken Technos Corp.	9,900	34,399
Riken Vitamin Co., Ltd.	5,400	65,329
Rion Co., Ltd.	2,200	29,979
Riso Kyoiku Co., Ltd.	34,770	76,977
Rock Field Co., Ltd. (d)	6,600	66,176
Rokko Butter Co., Ltd.	3,600	34,466
Roland Corp. (d)	2,800	85,158
Roland DG Corp.	3,600	73,322
Rorze Corp. (d)	2,500	119,402
Round One Corp.	37,800	164,290
RS Technologies Co., Ltd.	1,400	61,168
Ryobi, Ltd.	6,200	53,242
Ryoden Corp.	4,500	48,594
Ryosan Co., Ltd. (d)	7,000	108,459
S Foods, Inc.	4,500	94,472
S&B Foods, Inc.	1,500	38,558
S-Pool, Inc.	18,000	130,139
Sac’s Bar Holdings, Inc.	6,850	33,647
Sagami Rubber Industries Co., Ltd.	1,800	9,427
Saibu Gas Holdings Co., Ltd. (d)	8,000	95,542
Saison Information Systems Co., Ltd.	600	7,215
Sakai Chemical Industry Co., Ltd.	4,700	60,962
Sakai Heavy Industries, Ltd.	1,400	28,232
Sakai Moving Service Co., Ltd.	2,800	90,286
Sakata INX Corp.	13,000	87,888
Sakura Internet, Inc.	4,400	15,952
Sala Corp.	15,800	83,017
SAMTY Co., Ltd.	10,000	155,567
San Holdings, Inc.	2,800	32,566
San ju San Financial Group, Inc.	7,870	76,790
San-A Co., Ltd.	5,700	172,049
San-Ai Oil Co., Ltd.	20,000	154,640
San-In Godo Bank, Ltd. (The) (d)	46,900	227,128
Sanden Corp. (a)	4,400	6,490
Sanei Architecture Planning Co., Ltd.	2,800	31,180
Sangetsu Corp.	12,600	138,745
Sanix, Inc. (a)	3,100	5,087
Sanken Electric Co., Ltd.	4,200	126,495
Sanki Engineering Co., Ltd.	13,000	142,375
Sanko Metal Industrial Co., Ltd.	1,000	18,182
Sankyo Co., Ltd. (d)	7,500	226,188
Sankyo Frontier Co., Ltd.	1,000	25,325
Sankyo Seiko Co., Ltd.	13,400	41,279
Sankyo Tateyama, Inc.	8,200	33,542
Sankyu, Inc.	13,100	378,478
Sanoh Industrial Co., Ltd.	6,300	29,017
Sansei Technologies, Inc.	800	4,166
Sansha Electric Manufacturing Co., Ltd.	2,700	15,948
Sanshin Electronics Co., Ltd.	4,000	46,399
Sanyo Chemical Industries, Ltd.	3,700	112,109
Sanyo Denki Co., Ltd.	2,500	85,406
Sanyo Electric Railway Co., Ltd.	4,800	73,021
Sanyo Industries, Ltd.	1,300	14,582
Sanyo Shokai, Ltd. (a)	2,500	16,330
Sanyo Special Steel Co., Ltd.	6,400	82,437
Sanyo Trading Co., Ltd.	5,300	37,909
Sapporo Holdings, Ltd.	17,500	384,878
Sata Construction Co., Ltd.	2,600	7,216
Sato Holdings Corp.	8,100	100,838
Sato Shoji Corp.	4,100	32,104
Satori Electric Co., Ltd.	5,500	46,781
Sawai Group Holdings Co., Ltd.	7,500	209,296
Saxa Holdings, Inc.	2,400	20,593
SB Technology, Corp.	3,000	45,040
SBI Insurance Group Co., Ltd. (a)	1,400	7,774
SBS Holdings, Inc.	6,200	119,678
Scala, Inc.	3,200	14,809
Scroll Corp.	8,000	38,634
SEC Carbon, Ltd.	200	8,148
Seed Co., Ltd.	1,700	6,253
Seika Corp.	3,300	36,137
Seikagaku Corp.	9,800	56,356
Seikitokyu Kogyo Co., Ltd.	10,900	56,920
Seiko Holdings Corp. (d)	8,800	183,758
Seiko PMC Corp.	3,500	12,714
Seikoh Giken Co. Ltd.	700	7,671
Seino Holdings Co., Ltd.	9,700	77,878
Seiren Co., Ltd. (d)	13,300	193,765
Sekisui Jushi Corp.	9,100	103,712

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sekisui Kasei Co., Ltd.	8,100	$22,300
SEMITEC Corp.	400	20,954
Senko Group Holdings Co., Ltd. (d)	31,000	205,192
Senshu Electric Co., Ltd.	2,400	86,380
Senshu Ikeda Holdings, Inc. (d)	72,800	105,221
Senshukai Co., Ltd. (a)	11,000	29,698
SERAKU Co., Ltd.	700	4,704
Seria Co., Ltd.	10,900	189,698
Seven Bank, Ltd. (d)	49,100	87,941
Shibaura Electronics Co., Ltd.	2,800	83,749
Shibaura Machine Co., Ltd.	7,200	143,689
Shibaura Mechatronics Corp.	900	58,351
Shibusawa Warehouse Co., Ltd. (The)	3,500	48,905
Shibuya Corp.	4,400	73,118
Shidax Corp.	3,000	12,205
Shiga Bank, Ltd. (The) (d)	12,100	218,860
Shikibo, Ltd.	4,700	28,597
Shikoku Bank, Ltd. (The)	12,000	70,797
Shikoku Chemicals Corp. (d)	10,900	92,497
Shikoku Electric Power Co., Inc. (a) (d)	40,900	203,256
Shima Seiki Manufacturing, Ltd. (d)	8,700	121,083
Shimizu Bank, Ltd. (The)	3,400	34,088
Shimojima Co., Ltd.	4,200	29,326
Shin Nippon Air Technologies Co., Ltd.	2,100	26,167
Shin Nippon Biomedical Laboratories, Ltd. (d)	5,300	98,865
Shin-Etsu Polymer Co., Ltd.	13,200	109,608
Shinagawa Refractories Co., Ltd.	2,000	51,875
Shindengen Electric Manufacturing Co., Ltd.	2,800	67,709
Shinki Bus Co., Ltd.	900	20,945
Shinko Shoji Co., Ltd.	9,800	59,750
Shinmaywa Industries, Ltd. (d)	16,400	110,191
Shinnihon Corp.	8,300	40,599
Shinnihonseiyaku Co., Ltd. (d)	1,100	11,417
Shinoken Group Co., Ltd. (d)	7,100	78,308
Shinsho Corp.	1,400	35,727
Shinwa Co., Ltd.	3,900	59,024
Shinwa Co., Ltd.	2,200	12,016
Ship Healthcare Holdings, Inc.	20,500	385,721
Shizuki Electric Co., Inc.	8,000	27,168
Shizuoka Gas Co., Ltd.	17,600	120,575
Shobunsha Holdings, Inc. (a)	1,700	3,479
Shoei Co., Ltd.	6,300	228,294
Shoei Foods Corp. (d)	3,400	97,422
Shofu, Inc.	3,500	56,432
Showa Sangyo Co., Ltd.	5,700	97,665
SIGMAXYZ Holdings, Inc.	7,200	55,674
Siix Corp.	9,600	72,225
Silver Life Co., Ltd. (a)	900	8,210
Sinanen Holdings Co., Ltd.	2,900	77,905
Sinfonia Technology Co., Ltd.	7,400	68,755
Sinko Industries, Ltd.	6,400	65,724
Sintokogio, Ltd.	13,500	63,885
SK-Electronics Co., Ltd.	2,700	22,478
SKY Perfect JSAT Holdings, Inc.	43,700	156,293
Smaregi, Inc. (a)(d)	1,200	9,781
SMK Corp.	1,700	27,242
SMS Co., Ltd.	12,800	255,762
Snow Peak, Inc. (d)	5,400	82,130
SNT Corp.	7,300	10,705
Soda Nikka Co., Ltd.	7,000	28,492
Sodick Co., Ltd. (d)	14,500	76,087
Soft99 Corp.	5,100	38,710
Softcreate Holdings Corp. (d)	2,300	48,682
Software Service, Inc.	1,100	63,152
Soiken Holdings, Inc.	2,100	5,501
Soken Chemical & Engineering Co. Ltd.	700	8,960
Solasto Corp.	12,800	75,482
Soliton Systems KK	2,500	17,593
Solxyz Co., Ltd.	1,400	3,439
Sotetsu Holdings, Inc. (d)	8,800	145,908
Sotoh Co., Ltd. (d)	3,100	14,833
Space Co., Ltd.	5,060	29,813
Sparx Group Co., Ltd.	5,840	53,550
SPK Corp.	3,400	32,472
Sprix, Ltd.	1,300	8,493
SRA Holdings	3,100	63,792
SRE Holdings Corp. (a)	1,200	25,826
ST Corp.	4,100	42,555
St-Care Holding Corp.	2,300	12,954
St. Marc Holdings Co., Ltd.	5,100	56,570
Star Mica Holdings Co., Ltd.	3,000	32,243
Star Micronics Co., Ltd.	9,200	103,733
Starts Corp., Inc.	8,700	159,101
Starzen Co., Ltd.	4,400	61,449
Stella Chemifa Corp.	3,600	62,500
Step Co., Ltd.	3,300	40,587
Strike Co., Ltd.	2,200	58,016
Studio Alice Co., Ltd.	2,900	42,853
Subaru Enterprise Co., Ltd.	100	6,158
Sugimoto & Co., Ltd.	3,000	37,713
Sumida Corp.	8,600	60,217
Suminoe Textile Co., Ltd.	2,300	27,183
Sumitomo Bakelite Co., Ltd.	7,900	217,010
Sumitomo Densetsu Co., Ltd.	5,400	96,868
Sumitomo Mitsui Construction Co., Ltd.	48,760	150,081
Sumitomo Osaka Cement Co., Ltd. (d)	9,900	223,155
Sumitomo Precision Products Co., Ltd.	1,200	20,799
Sumitomo Riko Co., Ltd.	11,500	44,810
Sumitomo Seika Chemicals Co., Ltd.	2,700	55,685
Sumitomo Warehouse Co., Ltd. (The) (d)	16,500	224,981
Sun Frontier Fudousan Co., Ltd. (d)	10,100	78,272
Sun-Wa Technos Corp.	3,900	34,388
Suncall Corp.	8,300	37,556
Suruga Bank, Ltd.	39,500	101,651
Suzuki Co., Ltd.	3,300	19,234
SWCC Showa Holdings Co., Ltd.	7,600	91,250
System Information Co., Ltd.	2,800	17,578
System Research Co., Ltd.	1,200	15,003
Systems Engineering Consultants Co., Ltd.	600	8,902
Systena Corp.	63,200	174,971
Syuppin Co., Ltd.	6,100	53,593
T Hasegawa Co., Ltd. (d)	8,400	172,790
T RAD Co., Ltd.	1,900	32,741
T&K Toka Co., Ltd.	7,200	43,657

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
T-Gaia Corp. (d)	6,000	$67,998
Tachi-S Co., Ltd. (d)	10,300	76,353
Tachibana Eletech Co., Ltd.	5,640	60,736
Tachikawa Corp.	3,100	22,315
Tadano, Ltd.	31,400	183,172
Taihei Dengyo Kaisha, Ltd.	4,500	103,994
Taiheiyo Cement Corp. (d)	10,400	146,985
Taiheiyo Kouhatsu, Inc.	2,100	9,319
Taiho Kogyo Co., Ltd.	6,400	29,866
Taikisha, Ltd. (d)	8,100	180,398
Taiko Bank, Ltd. (The)	3,100	27,769
Taisei Lamick Co., Ltd.	2,200	41,697
Taiyo Holdings Co., Ltd.	9,800	163,046
Takachiho Koheki Co., Ltd.	400	5,557
Takamatsu Construction Group Co., Ltd.	5,400	70,216
Takamiya Co., Ltd.	5,200	13,894
Takano Co., Ltd. (d)	4,600	21,343
Takaoka Toko Co., Ltd.	4,365	53,279
Takara & Co., Ltd.	1,300	19,188
Takara Bio, Inc.	11,100	129,617
Takara Holdings, Inc.	36,400	266,321
Takara Leben Co., Ltd.	28,600	76,179
Takara Standard Co., Ltd. (d)	9,300	83,315
Takasago International Corp.	4,200	76,930
Takasago Thermal Engineering Co., Ltd. (d)	11,100	130,681
Takashima & Co., Ltd.	2,500	42,313
Takashimaya Co., Ltd.	38,500	455,788
Takemoto Yohki Co., Ltd.	1,200	6,240
Takeuchi Manufacturing Co., Ltd.	10,400	191,639
Takihyo Co., Ltd.	2,000	10,564
Takisawa Machine Tool Co., Ltd. (d)	2,200	16,068
Takuma Co., Ltd.	12,900	110,714
Tama Home Co., Ltd.	4,800	77,689
Tamron Co., Ltd.	6,000	120,511
Tamura Corp. (d)	26,000	123,041
Tanseisha Co., Ltd.	11,750	61,779
Tatsuta Electric Wire and Cable Co., Ltd.	14,200	42,830
Tayca Corp. (d)	5,200	44,097
Tazmo Co., Ltd.	2,500	22,521
TBK Co., Ltd.	8,000	16,152
TDC Soft, Inc.	4,900	41,955
TechMatrix Corp. (d)	9,800	112,795
TECHNO ASSOCIE Co., Ltd.	300	2,256
Techno Medica Co., Ltd.	2,400	26,395
Techno Ryowa, Ltd.	4,800	28,487
Teijin, Ltd. (d)	5,100	49,480
Teikoku Electric Manufacturing Co., Ltd.	6,000	75,780
Teikoku Sen-I Co., Ltd.	4,900	52,417
Teikoku Tsushin Kogyo Co., Ltd.	3,000	29,526
Tekken Corp.	2,700	33,129
Temairazu, Inc.	700	25,407
Tenma Corp. (d)	5,700	75,372
Teraoka Seisakusho Co., Ltd.	200	462
Terilogy Co., Ltd.	1,600	3,655
Tess Holdings Co., Ltd.	1,300	8,511
Tigers Polymer Corp.	2,200	6,128
TKC Corp. (d)	7,400	175,688
Toa Corp.	9,600	50,740
Toa Corp. (d)	5,200	89,516
Toa Oil Co., Ltd. (a)	2,300	34,909
TOA ROAD Corp.	1,400	56,370
Toagosei Co., Ltd.	30,800	230,064
Tobishima Corp.	5,560	39,898
TOC Co., Ltd. (d)	14,300	69,216
Tocalo Co., Ltd. (d)	17,400	141,151
Tochigi Bank, Ltd. (The) (d)	38,200	72,429
Toda Corp. (d)	36,000	185,421
Toda Kogyo Corp. (a)	600	10,769
Toei Co., Ltd.	400	47,662
Toell Co., Ltd.	3,100	15,946
Toenec Corp.	2,400	56,527
Toho Bank, Ltd. (The) (d)	57,800	80,936
Toho Co., Ltd.	2,700	29,698
Toho Holdings Co., Ltd. (d)	13,700	183,697
Toho Titanium Co., Ltd. (d)	11,300	185,017
Toho Zinc Co., Ltd.	5,000	75,263
Tohoku Bank, Ltd. (The) (d)	4,700	30,828
Tohokushinsha Film Corp.	4,800	21,338
Tokai Carbon Co., Ltd. (d)	52,000	352,815
Tokai Corp.	7,400	91,230
TOKAI Holdings Corp. (d)	24,700	148,764
Tokai Lease Co., Ltd.	1,600	16,053
Tokai Rika Co., Ltd. (d)	15,500	147,734
Tokai Tokyo Financial Holdings, Inc. (d)	64,500	157,478
Token Corp.	2,460	136,459
Tokushu Tokai Paper Co., Ltd.	3,000	61,323
Tokuyama Corp. (d)	19,200	231,415
Tokyo Base Co., Ltd. (a)	4,100	8,774
Tokyo Electron Device, Ltd. (d)	2,400	88,093
Tokyo Energy & Systems, Inc.	8,000	53,466
Tokyo Individualized Educational Institute, Inc.	2,500	9,509
Tokyo Keiki, Inc.	4,200	35,177
Tokyo Kiraboshi Financial Group, Inc. (d)	9,724	142,837
Tokyo Ohka Kogyo Co., Ltd.	2,200	92,048
Tokyo Rakutenchi Co., Ltd.	1,000	27,238
Tokyo Rope Manufacturing Co., Ltd.	2,800	16,555
Tokyo Sangyo Co., Ltd.	7,300	38,137
Tokyo Seimitsu Co., Ltd. (d)	11,900	348,875
Tokyo Steel Manufacturing Co., Ltd. (d)	21,400	186,860
Tokyo Tekko Co., Ltd.	3,400	30,666
Tokyo Theatres Co., Inc. (d)	2,900	23,279
Tokyotokeiba Co., Ltd.	4,200	120,044
Tokyu Construction Co., Ltd.	21,400	93,428
Tokyu Recreation Co., Ltd.	1,200	49,047
Toli Corp.	15,600	21,575
Tomato Bank, Ltd. (d)	4,200	29,324
Tomen Devices Corp. (d)	800	29,223
Tomoe Corp.	9,800	27,460
Tomoe Engineering Co., Ltd.	2,100	35,758
Tomoku Co., Ltd.	3,900	38,382
TOMONY Holdings, Inc. (d)	47,700	102,283
Tomy Co., Ltd. (d)	25,100	215,157
Tonami Holdings Co., Ltd.	1,800	43,772
Topcon Corp. (d)	28,800	322,013

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Topre Corp. (d)	9,800	$75,295
Topy Industries, Ltd.	5,700	57,133
Torex Semiconductor, Ltd.	500	8,721
Toridolll Holdings Corp. (d)	11,600	239,838
Torigoe Co., Ltd. (The) (d)	6,000	27,403
Torii Pharmaceutical Co., Ltd.	4,500	89,768
Torishima Pump Manufacturing Co., Ltd.	7,700	71,010
Tosei Corp.	11,700	112,326
Toshiba TEC Corp.	5,400	139,849
Totech Corp.	700	15,905
Totetsu Kogyo Co., Ltd. (d)	8,000	128,242
Tottori Bank, Ltd. (The) (d)	3,700	27,854
Toukei Computer Co., Ltd.	300	12,557
Tow Co., Ltd.	11,000	23,132
Towa Bank, Ltd. (The)	11,500	40,783
Towa Corp. (d)	6,300	69,982
Towa Pharmaceutical Co., Ltd.	8,400	122,777
Toyo Construction Co., Ltd.	25,499	150,112
Toyo Corp.	7,900	66,021
Toyo Denki Seizo KK	3,200	19,096
Toyo Engineering Corp. (a)	10,800	41,865
Toyo Gosei Co., Ltd.	800	35,213
Toyo Ink SC Holdings Co., Ltd.	10,300	135,393
Toyo Kanetsu KK	2,400	40,781
Toyo Machinery & Metal Co., Ltd.	6,000	23,282
Toyo Securities Co., Ltd.	23,000	41,535
Toyo Tanso Co., Ltd.	3,600	81,894
Toyo Tire Corp.	18,400	200,001
Toyo Wharf & Warehouse Co., Ltd.	2,500	19,951
Toyobo Co., Ltd.	23,600	169,064
Toyoda Gosei Co., Ltd.	4,100	62,029
TPR Co., Ltd.	7,300	60,072
Traders Holdings Co., Ltd.	2,800	8,465
Trancom Co., Ltd. (d)	2,300	120,489
Trans Genic, Inc. (d)	2,700	5,740
Transaction Co., Ltd.	1,400	10,255
Transcosmos, Inc.	4,200	108,593
Tri Chemical Laboratories, Inc.	6,000	73,074
Trusco Nakayama Corp.	10,400	143,445
TS Tech Co., Ltd. (d)	20,700	203,400
TSI Holdings Co., Ltd.	14,405	38,977
Tsubaki Nakashima Co., Ltd.	13,000	101,223
Tsubakimoto Chain Co. (d)	7,900	166,824
Tsubakimoto Kogyo Co., Ltd.	1,600	40,231
Tsugami Corp.	10,600	85,967
Tsukishima Kikai Co., Ltd.	9,000	54,735
Tsukuba Bank, Ltd.	34,500	44,195
Tsumura & Co. (d)	15,200	323,333
Tsurumi Manufacturing Co., Ltd. (d)	6,100	96,684
Tsutsumi Jewelry Co., Ltd.	2,100	29,214
TV Asahi Holdings Corp.	6,300	61,078
TV Tokyo Holdings Corp.	1,800	23,510
TYK Corp.	6,000	10,660
UACJ Corp.	9,185	127,463
UBE Corp. (d)	24,700	330,969
Ubicom Holdings, Inc.	500	7,481
Uchida Yoko Co., Ltd.	2,600	78,887
Ueki Corp.	2,200	18,793
ULS Group, Inc.	600	13,947
Ulvac, Inc.	11,600	412,665
Union Tool Co.	3,400	78,136
Unipres Corp.	10,600	65,121
United Arrows, Ltd.	800	10,056
United Super Markets Holdings, Inc.	18,100	131,435
UNITED, Inc. (d)	3,000	28,816
Unitika, Ltd. (a) (d)	15,600	32,163
Universal Entertainment Corp. (a) (d)	7,300	93,573
Urbanet Corp. Co., Ltd.	4,500	9,331
Usen-Next Holdings Co., Ltd.	2,700	36,905
Ushio, Inc.	30,500	317,194
UT Group Co., Ltd.	6,600	107,130
UUUM Co., Ltd. (a)	1,800	11,174
Uzabase, Inc. (a)	1,000	4,502
V Technology Co., Ltd.	2,700	47,806
V-Cube, Inc. (d)	2,100	13,351
Valor Holdings Co., Ltd. (d)	11,800	145,189
Valqua, Ltd. (d)	6,000	104,132
Value HR Co., Ltd.	2,000	20,251
ValueCommerce Co., Ltd.	4,300	65,956
Vector, Inc.	8,200	62,392
Vertex Corp.	3,000	27,330
Village Vanguard Co., Ltd. (a)	2,300	17,011
VINX Corp.	1,000	10,015
Visional, Inc. (a)	1,200	73,344
Vital KSK Holdings, Inc.	14,200	63,757
VT Holdings Co., Ltd. (d)	24,300	80,016
Wacoal Holdings Corp. (d)	12,400	184,068
Wacom Co., Ltd.	39,500	191,817
Wakachiku Construction Co., Ltd. (d)	4,600	71,163
Wakamoto Pharmaceutical Co., Ltd. (a)	9,000	14,818
Wakita & Co., Ltd.	11,200	89,963
Warabeya Nichiyo Holdings Co., Ltd.	4,200	64,410
Waseda Academy Co., Ltd.	1,400	10,030
Watahan & Co., Ltd.	3,200	30,382
Watts Co., Ltd. (d)	1,900	8,945
WDB Holdings Co., Ltd.	2,700	44,748
Weathernews, Inc.	1,500	77,127
Welbe, Inc. (a)	2,300	12,496
Wellnet Corp.	4,400	17,964
West Holdings Corp. (d)	5,629	162,389
Will Group, Inc.	4,200	39,784
WIN-Partners Co., Ltd.	5,000	32,756
WingArc1st, Inc.	900	11,464
Wood One Co., Ltd.	2,600	18,569
World Co., Ltd. (d)	5,000	48,121
World Holdings Co., Ltd.	2,500	45,477
Wowow, Inc.	2,200	20,235
Xebio Holdings Co., Ltd.	8,700	58,025
Y.A.C. Holdings Co., Ltd.	1,800	15,015
YA-MAN, Ltd. (d)	8,800	71,110
Yachiyo Industry Co., Ltd.	3,900	16,706
Yahagi Construction Co., Ltd.	9,500	48,367
Yaizu Suisankagaku Industry Co., Ltd. (d)	4,400	26,364
YAKUODO Holdings Co., Ltd.	2,900	46,396

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
YAMABIKO Corp.	11,500	$87,909
YAMADA Consulting Group Co., Ltd.	3,100	25,712
Yamagata Bank, Ltd. (The)	9,300	63,988
Yamaguchi Financial Group, Inc. (d)	57,500	305,390
Yamaichi Electronics Co., Ltd.	7,500	92,914
Yamanashi Chuo Bank, Ltd. (The) (d)	10,400	82,808
Yamashin-Filter Corp.	5,200	13,019
Yamatane Corp.	3,400	37,337
Yamato Corp.	6,600	35,476
Yamato Kogyo Co., Ltd. (d)	5,200	158,041
Yamaura Corp.	2,800	18,431
Yamaya Corp.	1,150	19,672
Yamazawa Co., Ltd.	1,000	8,522
Yamazen Corp.	19,500	122,784
Yaoko Co., Ltd. (d)	3,300	149,685
Yashima Denki Co., Ltd.	7,500	49,428
Yasuda Logistics Corp.	4,900	30,689
Yasunaga Corp.	1,700	7,698
Yellow Hat, Ltd.	10,300	127,630
Yodogawa Steel Works, Ltd.	6,800	111,711
Yokogawa Bridge Holdings Corp. (d)	10,500	138,254
Yokorei Co., Ltd. (d)	15,500	94,447
Yokowo Co., Ltd.	4,300	56,152
Yomeishu Seizo Co., Ltd.	2,400	29,547
Yondenko Corp.	3,200	38,927
Yondoshi Holdings, Inc.	4,600	54,656
Yonex Co., Ltd.	5,400	49,779
Yorozu Corp.	6,500	35,997
Yoshimura Food Holdings KK (a)	2,000	6,695
Yoshinoya Holdings Co., Ltd.	17,200	279,161
Yotai Refractories Co., Ltd.	4,100	39,336
Yuasa Funashoku Co., Ltd.	1,300	23,526
Yuasa Trading Co., Ltd.	5,800	140,413
Yuken Kogyo Co., Ltd.	1,700	20,614
Yukiguni Maitake Co., Ltd.	2,100	14,484
Yurtec Corp.	12,000	58,530
Yushin Precision Equipment Co., Ltd.	2,900	14,145
Yushiro Chemical Industry Co., Ltd.	3,700	21,058
Yutaka Giken Co., Ltd.	600	7,090
Zaoh Co., Ltd.	800	9,803
Zenrin Co., Ltd.	9,750	60,095
ZERIA Pharmaceutical Co., Ltd.	2,800	39,878
ZIGExN Co., Ltd.	8,400	19,895
Zojirushi Corp.	800	8,632
Zuiko Corp.	4,000	18,799

		119,278,812

Jersey, Channel Islands—0.1%
Centamin plc	366,127	364,889
JTC plc (d)	8,447	64,694

		429,583

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,540	198,834
VP Bank AG—Class A	1,049	94,137

		292,971

Luxembourg—0.3%
ADLER Group S.A. (144A) (a)(d)	1,495	3,080
APERAM S.A.	14,725	344,271
Befesa S.A.	8,330	254,099
L’Occitane International S.A.	51,500	154,969
SES S.A.	79,768	437,143

		1,193,562

Macau—0.1%
MECOM Power and Construction, Ltd.	141,000	32,996
SJM Holdings, Ltd. (a)	486,249	180,802

		213,798

Malta—0.0%
Gaming Innovation Group, Inc. (a)	5,882	12,077

Mongolia—0.0%
Mongolian Mining Corp. (a)(d)	33,000	7,536
Turquoise Hill Resources, Ltd. (a)	3,153	93,234

		100,770

Netherlands—2.2%
Aalberts NV	31,181	1,018,869
Acomo NV	2,850	52,116
Alfen Beheer B.V. (a)	4,827	443,380
AMG Advanced Metallurgical Group NV	10,120	228,173
Arcadis NV	26,950	872,337
ASR Nederland NV	34,469	1,325,133
Basic-Fit NV (a)(d)	8,733	261,330
BE Semiconductor Industries NV	14,002	595,937
Beter Bed Holding NV (d)	5,373	15,918
Brack Capital Properties NV (a)	856	98,441
Brunel International NV	8,065	67,216
Corbion NV	16,447	409,047
CTP NV (144A)	3,536	36,516
Flow Traders	10,451	197,004
ForFarmers NV (d)	10,101	23,287
Fugro NV (a)	23,967	243,536
Heijmans NV	8,518	79,197
Hunter Douglas NV (a)	125	21,408
Intertrust NV (a)	15,775	302,276
Kendrion NV	4,279	57,851
Koninklijke BAM Groep NV (a)	99,485	244,584
Koninklijke Vopak NV	11,807	215,405
Lucas Bols B.V. (a)	1,325	12,960
MFE-MediaForEurope NV - Class A	267,783	78,926
MFE-MediaForEurope NV - Class B (d)	95,311	42,015
Nedap NV	1,849	96,991
New World Resources plc (a) (b) (c)	11,898	0
OCI NV	19,201	706,038
Ordina NV	33,735	125,006
Pharming Group NV (a)	76,183	78,804
PostNL NV (d)	166,665	277,849
Rhi Magnesita NV	4,696	88,559
SBM Offshore NV	44,193	552,303
Shop Apotheke Europe NV (144A) (a)	680	27,607

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
SIF Holding NV (d)	1,259	$11,860
Signify NV	31,954	827,003
Sligro Food Group NV	8,989	116,531
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	379,610
TomTom NV (a) (d)	22,362	159,862
Van Lanschot Kempen NV	6,057	117,125

		10,508,010

New Zealand—0.5%
Air New Zealand, Ltd. (a)	216,039	86,563
Arvida Group, Ltd.	93,358	75,319
Briscoe Group, Ltd.	13,123	38,838
Channel Infrastructure NZ, Ltd. (a)	39,302	30,795
Chorus, Ltd.	82,944	351,895
Delegat Group, Ltd.	6,671	38,194
Eroad, Ltd. (a)(d)	4,808	4,178
Freightways, Ltd.	28,712	157,579
Gentrack Group, Ltd. (a)	7,810	6,318
Hallenstein Glasson Holdings, Ltd.	13,182	38,304
Heartland Group Holdings, Ltd.	117,647	108,968
Investore Property, Ltd. (REIT)	46,089	39,227
KMD Brands Ltd.	106,864	62,885
Manawa Energy, Ltd.	13,980	44,758
Michael Hill International, Ltd.	82,929	60,850
NZME, Ltd.	71,247	46,331
NZX, Ltd.	77,106	51,821
Oceania Healthcare, Ltd.	108,974	55,558
Pacific Edge, Ltd. (a) (d)	89,677	25,111
PGG Wrightson, Ltd.	5,854	14,386
Pushpay Holdings, Ltd. (a)	129,936	79,634
Restaurant Brands New Zealand, Ltd.	7,507	32,150
Sanford, Ltd. (a) (d)	17,782	41,647
Scales Corp., Ltd.	25,709	71,054
Serko, Ltd. (a)	5,880	10,501
Skellerup Holdings, Ltd.	44,588	133,969
SKY Network Television, Ltd.	45,879	55,087
SKYCITY Entertainment Group, Ltd. (a)	180,796	273,621
Steel & Tube Holdings, Ltd.	51,732	40,031
Summerset Group Holdings, Ltd.	22,213	134,154
Synlait Milk, Ltd. (a)	17,226	34,119
Tourism Holdings, Ltd. (a)	26,255	41,105
TOWER, Ltd.	53,852	19,276
Turners Automotive Group, Ltd.	8,394	16,606
Warehouse Group, Ltd. (The)	26,369	45,669

		2,366,501

Norway—0.8%
2020 Bulkers, Ltd. (a) (d)	3,023	23,674
ABG Sundal Collier Holding ASA	134,443	67,843
Akastor ASA (a)(d)	47,184	37,221
Aker Carbon Capture ASA (a)	38,063	48,573
Aker Solutions ASA	65,910	230,572
American Shipping Co. ASA (a)	16,816	54,063
Arcticzymes Technologies ASA (a) (d)	4,578	30,132
Atea ASA (a)	18,057	159,779
Axactor ASA (a) (d)	50,628	25,163
B2Holding ASA	54,575	37,386
Belships ASA (d)	6,016	7,533
Bonheur ASA	8,017	227,131
Borregaard ASA	4,600	54,304
Bouvet ASA	9,623	48,031
BW Energy, Ltd. (a)	25,534	50,193
BW Offshore, Ltd.	24,958	52,273
Cloudberry Clean Energy ASA (a)	5,774	6,128
Crayon Group Holding ASA (a)	9,599	74,095
DNO ASA	137,884	156,205
Elmera Group ASA	4,940	6,998
Europris ASA	48,402	241,104
Frontline, Ltd. (d)	22,745	252,130
Grieg Seafood ASA	13,378	90,235
Hexagon Composites ASA (a)	36,341	79,417
Hunter Group ASA (a) (d)	44,041	8,805
IDEX Biometrics ASA (a) (d)	200,592	13,746
Itera ASA	17,553	20,324
Kid ASA	4,010	26,897
Kitron ASA	28,832	49,613
Kongsberg Automotive ASA (a) (d)	222,670	44,095
Magnora ASA (a)	5,982	11,937
Medistim ASA	1,762	33,629
MPC Container Ships ASA	39,419	65,700
Multiconsult ASA	1,528	18,457
Nekkar ASA (a) (d)	8,927	5,270
Next Biometrics Group A/S (a)	16,529	5,893
Norske Skog ASA (a)	5,807	29,219
Norway Royal Salmon ASA (a)	3,997	54,181
Norwegian Air Shuttle ASA (a)	68,212	45,089
Norwegian Energy Co. ASA (a)	3,930	126,875
Odfjell Drilling, Ltd. (a)	25,648	56,187
Odfjell SE - A Shares	1,949	11,207
OKEA ASA	884	2,928
Otello Corp. ASA	150	115
Pareto Bank ASA	2,287	9,203
PGS ASA (a)	142,218	82,066
Protector Forsikring ASA	25,433	262,348
REC Silicon ASA (a)	64,361	107,399
Selvaag Bolig ASA	14,928	43,508
Sparebank 1 Oestlandet	1,802	17,726
SpareBank 1 Sorost-Norge	3,854	17,888
Sparebanken More	2,450	15,749
Stolt-Nielsen, Ltd.	6,538	130,099
TGS ASA	19,519	237,775
Treasure ASA	21,003	30,694
Ultimovacs ASA (a)	1,682	9,281
Veidekke ASA	28,524	212,643
Wilh Wilhelmsen Holding ASA - Class A	3,078	54,772
XXL ASA	45,078	18,457

		3,939,958

Peru—0.0%
Hochschild Mining plc	95,965	62,918

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	$16,705

Portugal—0.4%
Altri SGPS S.A. (d)	27,747	139,884
Banco Comercial Portugues S.A. - Class R (d)	2,143,248	253,737
Corticeira Amorim SGPS S.A.	2,047	18,245
CTT-Correios de Portugal S.A. (d)	47,697	125,526
Greenvolt-Energias Renovaveis S.A. (a)	7,502	62,678
Mota-Engil SGPS S.A. (d)	25,385	26,139
Navigator Co. S.A. (The)	71,289	241,562
NOS SGPS S.A. (d)	74,998	244,880
Novabase SGPS S.A. (a)	7,827	32,664
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	288,514
Sonae SGPS S.A.	309,228	248,597

		1,682,426

Singapore—1.4%
Abterra, Ltd. (a) (b) (c)	51,720	0
AEM Holdings, Ltd.	38,400	105,727
Avarga, Ltd. (a)	46,000	5,886
Banyan Tree Holdings, Ltd. (a)	97,700	19,067
Best World International, Ltd. (a) (b) (c)	17,862	12,685
BOC Aviation, Ltd. (d)	18,200	128,307
Bonvests Holdings, Ltd.	18,000	11,655
Boustead Projects, Ltd.	24,607	14,178
Boustead Singapore, Ltd.	82,025	43,957
Bukit Sembawang Estates, Ltd.	56,100	174,661
BW LPG, Ltd.	21,752	157,627
Capitaland India Trust	242,700	176,457
Centurion Corp., Ltd.	98,400	25,684
China Aviation Oil Singapore Corp., Ltd.	83,000	42,665
Chip Eng Seng Corp., Ltd.	136,300	66,143
Chuan Hup Holdings, Ltd.	125,000	19,134
ComfortDelGro Corp., Ltd.	427,500	390,979
COSCO Shipping International Singapore Co., Ltd. (a)	332,100	39,953
Creative Technology, Ltd. (a)	16,300	19,092
CSE Global, Ltd.	114,300	33,708
CW Group Holdings, Ltd. (a) (b) (c)	106,000	0
Delfi, Ltd.	80,600	40,043
Ezion Holdings, Ltd. (a) (b) (c)	753,729	0
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	1,435
Far East Orchard, Ltd.	76,120	54,585
First Resources, Ltd.	141,400	136,871
Food Empire Holdings, Ltd.	54,000	18,775
Fraser and Neave, Ltd.	36,400	30,867
Frencken Group, Ltd.	57,600	38,565
Fu Yu Corp., Ltd.	98,800	16,396
Gallant Venture, Ltd. (a)	257,900	22,902
Geo Energy Resources, Ltd.	155,000	39,434
GK Goh Holdings, Ltd.	12,000	7,658
Golden Agri-Resources, Ltd.	1,411,300	259,853
Golden Energy & Resources, Ltd. (a)	69,000	38,272
GuocoLand, Ltd.	68,800	78,626
Hafnia, Ltd.	14,810	60,535
Halcyon Agri Corp., Ltd. (a)	155,813	20,754
Haw Par Corp., Ltd.	29,700	211,272
Hiap Hoe, Ltd.	58,000	30,282
Ho Bee Land, Ltd.	49,800	87,765
Hong Fok Corp., Ltd.	107,140	72,538
Hong Leong Asia, Ltd.	52,600	25,306
Hong Leong Finance, Ltd.	43,900	72,296
Hotel Grand Central, Ltd.	26,435	17,117
Hour Glass, Ltd. (The)	75,300	109,747
Hrnet Group, Ltd.	67,700	34,834
Hyflux, Ltd. (a) (b) (c)	179,500	0
iFAST Corp., Ltd.	25,500	70,364
IGG, Inc. (a)	227,000	69,436
Indofood Agri Resources, Ltd.	152,000	32,279
InnoTek, Ltd.	17,400	5,339
Japfa, Ltd.	98,670	38,011
Kenon Holdings, Ltd.	4,787	163,715
Keppel Infrastructure Trust	849,718	319,279
KSH Holdings, Ltd.	25,700	5,950
Low Keng Huat Singapore, Ltd.	122,600	34,571
Metro Holdings, Ltd.	141,600	66,438
Mewah International, Inc.	110,000	24,508
Midas Holdings, Ltd. (a) (b) (c)	452,000	0
mm2 Asia, Ltd. (a)	299,600	8,771
Nanofilm Technologies International, Ltd.	29,200	42,285
NetLink NBN Trust	326,100	205,370
NSL, Ltd.	15,000	8,668
Overseas Union Enterprise, Ltd.	70,300	63,570
Oxley Holdings, Ltd.	268,718	29,645
Pan-United Corp., Ltd.	53,750	15,682
Propnex, Ltd.	7,700	8,051
PSC Corp, Ltd.	19,000	4,414
Q&M Dental Group Singapore, Ltd.	50,160	11,898
QAF, Ltd.	74,167	43,123
Raffles Education Corp., Ltd. (a)	335,506	12,602
Raffles Medical Group, Ltd.	229,411	212,766
Rickmers Maritime (a) (b) (c)	110,000	0
SATS, Ltd. (a)	93,000	193,909
SBS Transit, Ltd.	25,600	48,202
Sembcorp Marine, Ltd. (a)	2,781,900	203,454
Sheng Siong Group, Ltd.	146,100	160,538
SHS Holdings, Ltd. (a)	47,000	4,736
SIA Engineering Co., Ltd. (a)	55,200	85,604
SIIC Environment Holdings, Ltd.	220,300	27,042
Sinarmas Land, Ltd.	618,500	83,755
Sing Holdings, Ltd.	82,000	20,554
Singapore Land Group, Ltd.	20,800	33,915
Singapore Post, Ltd.	414,200	157,469
Stamford Land Corp., Ltd.	304,601	78,461
StarHub, Ltd.	117,100	89,773
Straits Trading Co., Ltd.	8,024	13,576
Swiber Holdings, Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group, Ltd.	328,600	18,223
Tuan Sing Holdings, Ltd.	184,839	40,699
UMS Holdings, Ltd.	145,312	126,720
United Overseas Insurance, Ltd.	4,000	18,660
UOB-Kay Hian Holdings, Ltd.	128,856	121,155
Vicom, Ltd.	26,000	36,202

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Wee Hur Holdings, Ltd.	85,000	$12,091
Wing Tai Holdings, Ltd.	119,321	125,951
XP Power, Ltd.	4,868	91,240
Yeo Hiap Seng, Ltd.	20,155	10,098

		6,313,055

South Africa—0.2%
Investec plc	59,104	237,950
Mediclinic International plc	122,923	675,088
Scatec ASA (144A)	5,140	35,004

		948,042

Spain—2.2%
Acerinox S.A.	66,512	530,036
Alantra Partners S.A.	6,139	69,241
Almirall S.A.	22,083	212,739
Amper S.A. (a)	224,339	32,176
Applus Services S.A.	33,014	185,182
Atresmedia Corp. de Medios de Comunicacion S.A.	31,355	80,722
Azkoyen S.A.	3,142	17,756
Banco de Sabadell S.A.	1,485,718	990,848
Bankinter S.A.	180,931	1,014,401
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	12,772	232,411
Cie Automotive S.A. (d)	13,586	280,973
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	131,558
Distribuidora Internacional de Alimentacion S.A. (a)	2,455,491	28,555
Ebro Foods S.A.	20,251	295,185
eDreams ODIGEO S.A. (a)	17,603	69,744
Elecnor S.A.	11,262	111,320
Enagas S.A.	60,475	933,370
Ence Energia y Celulosa S.A	57,034	169,974
Ercros S.A.	30,406	80,120
Faes Farma S.A.	100,057	361,843
Fluidra S.A. (d)	14,698	219,123
Fomento de Construcciones y Contratas S.A.	12,969	104,498
Gestamp Automocion S.A.	18,173	54,181
Global Dominion Access S.A.	25,444	83,148
Grenergy Renovables S.A. (a)	1,152	34,682
Grupo Catalana Occidente S.A.	14,264	356,790
Grupo Empresarial San Jose S.A. (d)	8,320	28,047
Iberpapel Gestion S.A.	1,128	13,772
Indra Sistemas S.A.	42,149	320,299
Laboratorios Farmaceuticos Rovi S.A.	4,330	185,672
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	186,237	174,860
Mapfre S.A. (d)	177,590	275,144
Melia Hotels International S.A. (a)	31,617	146,352
Miquel y Costas & Miquel S.A.	8,748	99,465
Neinor Homes S.A.	4,237	38,549
Obrascon Huarte Lain S.A. (a)	47,913	24,629
Pharma Mar S.A.	2,214	116,662
Prim S.A. (d)	3,013	30,985
Promotora de Informaciones S.A. - Class A (a)	83,921	32,057
Prosegur Cash S.A.	28,432	17,628
Prosegur Cia de Seguridad S.A.	54,905	83,176
Realia Business S.A. (a)	143,011	133,068
Sacyr S.A.	131,288	286,619
Solaria Energia y Medio Ambiente S.A. (a)	19,439	305,944
Talgo S.A.	22,594	54,803
Tecnicas Reunidas S.A. (a) (d)	11,115	65,241
Tubacex S.A. (a)	32,455	61,754
Unicaja Banco S.A.	267,421	241,441
Vidrala S.A. (d)	5,416	315,258
Viscofan S.A.	10,515	574,087
Vocento S.A.	18,128	11,212

		10,317,300

Sweden—2.3%
AcadeMedia AB	21,250	92,042
AddLife AB - Class B	571	5,950
AddNode Group AB	29,228	203,815
AFRY AB	7,551	94,629
Alimak Group AB	10,425	55,536
Alligo AB - Class B	8,890	61,424
Ambea AB	4,741	16,501
Annehem Fastigheter AB - Class B (a)	7,859	15,547
AQ Group AB	654	12,656
Arise AB (a)	4,852	25,796
Arjo AB - B Shares	55,404	201,761
Atrium Ljungberg AB - B Shares	8,077	99,853
Attendo AB (a)	28,610	50,851
Beijer Alma AB	13,962	181,901
Beijer Electronics Group AB	7,843	47,153
Bergman & Beving AB	10,176	75,761
Besqab AB	1,061	9,632
Betsson AB - Class B (a)	39,536	230,355
BHG Group AB (a)	13,680	17,335
Bilia AB - A Shares	27,610	314,332
Biogaia AB - B Shares	7,595	52,510
BioInvent International AB (a)	2,421	10,320
Biotage AB	16,595	247,191
Bonava AB - B Shares	18,068	42,313
Boozt AB (a) (d)	5,455	28,062
Bravida Holding AB	32,687	267,804
Bufab AB	11,463	205,678
Bulten AB	4,294	20,396
Bure Equity AB	8,925	145,530
Byggmax Group AB	18,326	61,324
Careium AB (a)	3,391	2,722
Catella AB	2,281	7,596
Catena AB	7,656	225,889
Cellavision AB	2,146	49,079
Cibus Nordic Real Estate AB	2,907	37,785
Clas Ohlson AB - B Shares	15,608	92,992
Cloetta AB - B Shares	79,517	125,583
Collector Bank AB (a)	5,059	12,530
Coor Service Management Holding AB	24,209	164,336
Corem Property Group AB - B Shares	33,644	25,177
Corem Property Group AB - Class D	459	8,110
Dios Fastigheter AB	26,164	164,399
Doro AB (a)	3,391	4,534

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Duni AB (a)	13,288	$75,537
Dustin Group AB	18,802	74,111
Eastnine AB	7,088	55,543
Elanders AB - B Shares	1,453	17,821
Electrolux Professional AB - Class B	43,868	178,858
Eltel AB (a)	18,428	11,097
Enea AB (a) (d)	4,082	26,654
Eolus Vind AB - B Shares	935	9,833
eWork Group AB	2,864	23,212
Fagerhult AB	19,392	65,075
Fastighets AB Trianon	3,988	8,378
FastPartner AB - Class A	10,644	55,200
Ferronordic AB (a)	275	708
Fingerprint Cards AB - Class B (a) (d)	28,890	14,562
FormPipe Software AB	2,450	5,561
G5 Entertainment AB	208	3,556
GARO AB	4,784	42,066
Granges AB	31,689	203,342
Heba Fastighets AB - Class B	19,054	53,941
Hexatronic Group AB	21,735	202,830
HMS Networks AB	990	26,751
Hoist Finance AB (a)	12,983	32,469
Humana AB (a)	6,890	30,109
Instalco AB (d)	38,975	154,986
INVISIO AB	439	5,387
Inwido AB	16,291	128,048
ITAB Shop Concept AB (a)	1,944	1,337
JM AB	17,370	239,051
John Mattson Fastighetsforetagen AB (a)	2,402	17,780
Karnov Group AB (a)	14,120	68,958
Know It AB	7,304	145,663
Lagercrantz Group AB - B Shares (d)	44,078	383,239
Lime Technologies AB	1,294	25,491
Lindab International AB	25,702	284,843
Loomis AB	14,627	358,935
MEKO AB	11,543	94,527
MIPS AB	5,892	173,803
Modern Times Group MTG AB - Class B (a)	23,462	154,680
Momentum Group AB (a)	8,890	49,661
Munters Group AB	17,462	121,319
Mycronic AB	17,551	212,980
NCAB Group AB	20,370	83,829
NCC AB - B Shares	17,089	122,366
Nederman Holding AB	7,692	95,128
Net Insight AB - Class B (a)	74,697	36,957
New Wave Group AB - B Shares	19,643	256,384
Nilorngruppen AB - B Shares	1,106	8,320
Nobia AB	40,224	75,502
Nolato AB - B Shares	52,647	240,711
Nordic Paper Holding AB	2,747	7,108
Nordic Waterproofing Holding AB	6,754	90,738
Note AB (a)	1,027	14,627
NP3 Fastigheter AB	11,449	169,598
Nyfosa AB (d)	44,721	257,229
OEM International AB - B Shares	22,800	116,660
Ovzon AB (a)	673	2,259
Platzer Fastigheter Holding AB - Class B	15,422	91,593
Pricer AB - B Shares	32,212	51,071
Proact IT Group AB	8,496	60,406
Ratos AB - B Shares	61,820	210,832
RaySearch Laboratories AB (a)	7,859	33,425
Rejlers AB	1,659	18,246
Rottneros AB	26,936	32,928
Scandi Standard AB (a)	18,069	75,416
Scandic Hotels Group AB (a)	33,911	96,933
Sdiptech AB - Class B (a)	1,095	18,813
Semcon AB	5,540	78,053
Sensys Gatso Group AB (a)	223,283	21,015
SkiStar AB	13,849	137,654
Softronic AB - B Shares	3,875	7,260
Solid Forsakring AB (a)	2,708	10,939
Stendorren Fastigheter AB (a)	1,576	24,205
Stillfront Group AB (a)	5,514	11,755
Systemair AB	22,572	101,986
Tethys Oil AB	2,076	11,702
TF Bank AB	690	8,770
Troax Group AB	11,680	164,307
VBG Group AB - B Shares	2,387	25,164
Vitec Software Group AB - B Shares	4,792	141,785
Volati AB	1,043	9,161

		10,673,427

Switzerland—7.3%
Adecco Group AG	12,819	352,012
Aevis Victoria S.A.	892	17,068
Allreal Holding AG	4,342	602,395
ALSO Holding AG (a)	2,049	302,956
APG SGA S.A.	390	66,137
Arbonia AG	14,726	167,991
Aryzta AG (a)	240,805	240,676
Ascom Holding AG	3,201	19,226
Autoneum Holding AG (d)	1,187	98,963
Bachem Holding AG - Class B	195	12,130
Baloise Holding AG	5,579	711,227
Banque Cantonale de Geneve	750	128,010
Banque Cantonale Vaudoise	6,821	645,589
Belimo Holding AG	2,620	959,497
Bell Food Group AG	693	151,652
Bellevue Group AG	3,322	101,951
Berner Kantonalbank AG	1,494	325,349
BKW AG	6,201	738,714
Bossard Holding AG - Class A	2,139	362,537
Bucher Industries AG	2,031	628,977
Burckhardt Compression Holding AG	714	265,582
Burkhalter Holding AG	1,499	112,914
Bystronic AG	452	242,769
Calida Holding AG	1,703	70,178
Carlo Gavazzi Holding AG	124	33,827
Cembra Money Bank AG	9,521	674,031
Cicor Technologies, Ltd. (a) (d)	644	28,964
Cie Financiere Tradition S.A. (d)	601	63,359
Clariant AG (a)	59,367	944,825

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Coltene Holding AG (a)	1,490	$116,084
Comet Holding AG	1,621	235,262
Daetwyler Holding AG	1,258	199,714
DKSH Holding AG	10,401	753,698
dormakaba Holding AG	861	289,993
Dufry AG (a)(d)	18,930	575,268
EDAG Engineering Group AG	3,171	31,490
EFG International AG (a)	30,423	240,441
Emmi AG	657	511,293
Energiedienst Holding AG	4,275	171,379
Evolva Holding S.A. (a) (d)	84,327	6,804
Feintool International Holding AG (d)	1,764	32,681
Fenix Outdoor International AG	1,091	77,513
Ferrexpo plc	101,799	135,476
Flughafen Zurich AG (a)	5,491	812,751
Forbo Holding AG	343	371,649
Fundamenta Real Estate AG (a)	4,539	74,105
Galenica AG	13,396	969,163
GAM Holding AG (a)	62,659	58,068
Georg Fischer AG	25,460	1,202,683
Gurit Holding AG (d)	1,430	104,725
Helvetia Holding AG	10,528	983,459
Hiag Immobilien Holding AG	1,881	159,977
Highlight Communications AG (a)	7,829	28,829
HOCHDORF Holding AG (a) (d)	174	4,726
Huber & Suhner AG	5,184	407,741
Hypothekarbank Lenzburg AG	3	12,839
Implenia AG (a)	4,729	150,904
Ina Invest Holding AG (a)	1,388	27,531
Inficon Holding AG	501	333,472
Interroll Holding AG	220	415,755
Intershop Holding AG	466	292,999
Investis Holding S.A.	421	41,412
IWG plc (a)	194,505	272,373
Jungfraubahn Holding AG (a)	970	115,270
Kardex Holding AG	2,137	282,870
Komax Holding AG	1,065	245,481
Kudelski S.A.	13,221	37,838
Landis & Gyr Group AG (a)	4,390	237,463
LEM Holding S.A.	166	253,578
Luzerner Kantonalbank AG	1,001	411,480
Medacta Group S.A.	1,064	89,570
Medmix AG	5,258	91,976
Meier Tobler Group AG	1,744	53,155
Metall Zug AG - B Shares	78	142,008
Mikron Holding AG	2,145	17,828
Mobilezone Holding AG	13,629	203,687
Mobimo Holding AG (d)	2,335	504,448
Novavest Real Estate AG (a)	468	19,905
OC Oerlikon Corp. AG	62,425	398,247
Orascom Development Holding AG (a) (d)	4,230	32,446
Orell Fuessli AG	331	27,666
Orior AG	1,947	134,682
Phoenix Mecano AG	274	84,158
Plazza AG - Class A	222	72,644
PSP Swiss Property AG	13,459	1,347,730
Resurs Holding AB	27,086	49,606
Rieter Holding AG	1,344	113,440
Romande Energie Holding S.A.	111	125,100
Schaffner Holding AG	204	55,240
Schweiter Technologies AG	354	262,857
Schweizerische Nationalbank	5	24,748
Sensirion Holding AG (a)	2,180	176,735
SFS Group AG	5,311	454,491
Siegfried Holding AG (a)	1,427	1,051,011
SIG Group AG (a)	14,021	284,866
St. Galler Kantonalbank AG	970	444,006
Stadler Rail AG	648	17,748
Sulzer AG	5,258	300,455
Swiss Prime Site AG	14,099	1,121,566
Swiss Steel Holding AG (a)	161,565	36,183
Swissquote Group Holding S.A.	3,768	391,170
Tecan Group AG	161	55,283
Temenos AG	14,202	956,291
TX Group AG	1,079	131,405
U-Blox Holding AG (a)	2,199	267,524
V-ZUG Holding AG (a) (d)	780	58,420
Valiant Holding AG	5,102	483,567
Valora Holding AG (a)	1,153	303,821
VAT Group AG (144A) (a)	3,764	759,901
Vaudoise Assurances Holding S.A.	306	121,395
Vetropack Holding AG	4,400	129,894
Von Roll Holding AG (a) (d)	16,704	12,719
Vontobel Holding AG	9,439	505,809
VZ Holding AG	4,180	292,649
Walliser Kantonalbank	1,345	151,323
Warteck Invest AG	53	115,926
Ypsomed Holding AG	692	102,818
Zehnder Group AG	4,202	215,278
Zug Estates Holding AG - B Shares	83	142,736
Zuger Kantonalbank AG	57	411,180

		34,103,054

Taiwan—0.0%
FIT Hon Teng, Ltd. (a)	80,000	9,317

Tanzania—0.0%
Helios Towers plc (a)	110,176	137,944

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	10,023
Network International Holdings plc (144A) (a)	11,307	38,286
Shelf Drilling, Ltd. (144A) (a) (d)	19,770	27,912

		76,221

United Kingdom—10.8%
4imprint Group plc	7,046	265,435
888 Holdings plc (a)	95,449	98,370
A.G. Barr plc	34,817	177,022
accesso Technology Group plc (a)	2,402	14,367
Advanced Medical Solutions Group plc	28,754	78,524
AJ Bell plc	49,937	149,933
Alfa Financial Software Holdings plc	10,992	19,982

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Alliance Pharma plc	95,282	$59,348
Anglo Pacific Group plc	51,447	86,899
Anglo-Eastern Plantations plc	5,782	50,397
Appreciate Group plc (d)	23,099	6,863
Ascential plc (a)	79,762	183,173
Ashmore Group plc	97,994	214,792
Avon Protection plc	8,677	108,753
Babcock International Group plc (a)	152,440	470,718
Bakkavor Group plc	12,493	12,521
Balfour Beatty plc	201,378	683,172
Beazley plc	163,069	1,011,618
Begbies Traynor Group plc (d)	20,686	32,218
Bellway plc	19,119	361,602
Biffa plc	56,754	260,602
Bloomsbury Publishing plc	28,218	115,169
Bodycote plc	64,772	335,922
boohoo Group plc (a)	12,408	4,936
BRAEMAR plc	7,120	22,789
Britvic plc	74,790	594,624
Bytes Technology Group plc	42,453	197,977
Capita plc (a)	344,633	95,629
Capricorn Energy plc (a)	170,133	464,629
Card Factory plc (a)	103,756	51,164
Carr’s Group plc	19,239	20,745
Castings plc	2,870	8,903
Cazoo Group, Ltd. (a) (d)	27,925	12,846
Centaur Media plc	92,526	44,423
Central Asia Metals plc	20,359	49,158
Centrica plc (a)	446,056	351,110
Chemring Group plc	102,749	321,512
Chesnara plc	50,709	154,527
Clarkson plc	8,219	239,845
Close Brothers Group plc	45,801	472,333
CMC Markets plc	42,124	103,270
Coats Group plc	305,341	172,687
Computacenter plc	22,674	487,727
Concentric AB	11,928	191,623
ContourGlobal plc	28,299	79,499
Costain Group plc (a)	35,950	16,061
Countryside Partnerships plc (a)	139,641	310,460
Cranswick plc	15,732	469,945
Crest Nicholson Holdings plc	83,456	170,022
Currys plc	250,394	156,493
CVS Group plc	15,668	298,552
De La Rue plc (a)(d)	52,440	50,362
Devro plc	56,716	104,956
DFS Furniture plc	51,390	60,675
Dialight plc (a)(d)	5,140	13,338
Dignity plc (a)(d)	19,579	81,074
Diploma plc	22,123	567,215
Direct Line Insurance Group plc	22,578	46,444
DiscoverIE Group plc	22,813	163,877
Domino’s Pizza Group plc	134,943	334,129
dotdigital group plc	41,626	39,211
Dr. Martens plc	21,213	51,979
Drax Group plc	123,481	823,563
Dunelm Group plc	27,630	225,185
DWF Group plc	31,362	30,494
easyJet plc (a)	5,538	18,197
EKF Diagnostics Holdings plc (d)	38,020	16,872
Elementis plc (a)	202,330	202,955
EMIS Group plc	13,707	288,651
Energean plc	22,974	341,077
EnQuest plc (a)	515,849	152,374
Epwin Group plc	14,369	12,228
Ergomed plc (a)	5,839	75,436
Essentra plc	94,236	189,458
Euromoney Institutional Investor plc	32,940	528,241
FD Technologies plc (a)	1,782	28,343
FDM Group Holdings plc	21,321	147,970
Fevertree Drinks plc	27,266	252,823
Firstgroup plc	136,404	159,347
Flex LNG, Ltd.	8,311	263,533
Flowtech Fluidpower plc	6,703	7,895
Forterra plc	58,426	152,989
Foxtons Group plc	74,860	25,278
Frasers Group plc (a)	60,772	453,604
Frontier Developments plc (a)	3,312	49,429
Fuller Smith & Turner plc - Class A	9,279	47,713
Funding Circle Holdings plc (a)	10,326	4,706
FW Thorpe plc (d)	6,310	24,630
Galliford Try Holdings plc	49,848	81,602
Games Workshop Group plc	8,352	535,865
Gamma Communications plc	10,934	127,522
Gem Diamonds, Ltd.	44,142	15,164
Genel Energy plc	14,530	19,945
Genuit Group plc	68,299	220,948
Genus plc	311	8,978
Georgia Capital plc (a)	7,105	49,099
Go-Ahead Group plc (The) (a)	7,248	125,120
Gooch & Housego plc	2,212	14,254
Goodwin plc	188	5,755
Grafton Group plc	67,734	506,480
Grainger plc	208,838	534,297
Greggs plc	29,520	559,524
Gulf Keystone Petroleum, Ltd.	64,377	141,672
Gym Group plc (The) (a)	49,004	59,942
H&T Group plc	1,027	4,979
Halfords Group plc	72,677	106,613
Harbour Energy plc	91,591	456,187
Harworth Group plc	4,382	5,908
Hays plc	457,753	516,909
Headlam Group plc	31,939	82,397
Helical plc	38,476	153,521
Henry Boot plc	14,477	39,895
Hill & Smith Holdings plc	26,057	263,933
Hilton Food Group plc	19,243	114,276
Hiscox, Ltd.	63,641	622,202
Hollywood Bowl Group plc	35,798	75,003
HomeServe plc	36,749	485,595
Hunting plc	52,837	137,960
Hyve Group plc (a)	76,414	43,335
Ibstock plc	123,730	225,462
IDOX plc (d)	75,537	54,404

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
IG Group Holdings plc	36,307	$307,991
IMI plc	23,149	287,203
Impax Asset Management Group plc	13,684	79,488
Inchcape plc	117,929	887,456
Indivior plc (a)	168,309	532,487
IntegraFin Holdings plc	48,598	119,528
International Personal Finance plc	79,366	72,572
iomart Group plc	16,833	30,680
IP Group plc	225,731	147,049
IQE plc (a)(d)	73,580	27,605
ITV plc	342,637	218,088
J.D. Wetherspoon plc (a)	21,503	96,623
James Fisher & Sons plc (a)	17,856	56,222
James Halstead plc (d)	57,526	132,608
Jet2 plc (a)	30,637	234,592
John Wood Group plc (a)	195,202	272,823
Johnson Service Group plc (a)	61,047	53,669
Jupiter Fund Management plc	156,485	160,143
Just Group plc	224,609	139,916
Kainos Group plc	20,314	290,578
Keller Group plc	23,721	165,606
Kier Group plc (a)	94,700	71,427
Kin & Carta plc (a)	39,350	76,496
Lancashire Holdings, Ltd.	72,054	397,422
Learning Technologies Group plc	112,961	132,161
Liontrust Asset Management plc	12,072	98,369
Lookers plc	131,372	96,486
LSL Property Services plc	25,826	75,473
Luceco plc	31,684	29,105
M&C Saatchi plc (a)	3,677	5,507
Man Group plc	457,245	1,138,954
Marks & Spencer Group plc (a)	324,090	352,304
Marshalls plc	60,744	197,991
Marston’s plc (a)	258,409	101,867
McBride plc (a)	63,975	16,889
ME Group International plc	89,030	84,023
Mears Group plc	41,542	89,151
Medica Group plc	4,619	7,035
Metro Bank plc (a)(d)	2,816	2,486
Micro Focus International plc	58,651	339,889
Midwich Group plc (d)	2,103	11,004
Mitchells & Butlers plc (a)	103,172	130,672
Mitie Group plc	406,977	283,157
MJ Gleeson plc	13,112	60,100
Moneysupermarket.com Group plc	146,027	301,048
Moonpig Group plc (a)	25,425	45,129
Morgan Advanced Materials plc	95,467	241,374
Morgan Sindall Group plc	14,642	239,929
Mortgage Advice Bureau Holdings, Ltd.	6,665	47,244
Motorpoint group plc (a)	14,323	28,514
MP Evans Group plc	2,300	21,120
N Brown Group plc (a)	62,840	16,452
Naked Wines plc (a)	1,427	1,329
National Express Group plc (a)	190,696	355,634
NCC Group plc	88,729	215,233
Next Fifteen Communications Group plc	16,972	146,462
Ninety One plc	93,523	189,277
Norcros plc	11,343	20,940
Numis Corp. plc	16,141	41,746
Odfjell Technology Ltd. (a)	4,274	8,837
On the Beach Group plc (a)	32,313	36,216
OSB Group plc	71,515	334,376
Oxford Biomedica plc (a)	11,450	43,788
Oxford Instruments plc	16,714	333,160
Pagegroup plc	102,025	420,041
Pan African Resources plc	368,191	72,017
Paragon Banking Group plc	81,611	356,572
Parkmead Group plc (The) (a)	28,991	16,435
PayPoint plc	20,570	136,605
Pendragon plc (a)	345,188	103,390
Pennon Group plc	68,031	596,402
Petrofac, Ltd. (a)(d)	103,557	116,378
Pets at Home Group plc	171,293	498,806
Pharos Energy plc (a)	50,968	11,242
Phoenix Spree Deutschland, Ltd.	665	2,149
Playtech plc (a)	90,374	438,442
Polar Capital Holdings plc	16,568	76,027
Porvair plc	8,570	47,490
PPHE Hotel Group, Ltd.	3,290	50,500
Premier Foods plc	241,797	260,238
Provident Financial plc	52,029	96,492
PZ Cussons plc	74,104	160,521
QinetiQ Group plc	170,380	622,910
Quilter plc	443,586	452,717
Rank Group plc (a)	54,017	41,005
Rathbones Group plc	17,130	312,342
Reach plc	159,041	123,094
Record plc	12,453	9,579
Redde Northgate plc	57,053	184,394
Redrow plc	89,477	395,063
Renew Holdings plc	8,917	56,677
Renewi plc (a)	25,541	159,558
Renishaw plc	6,728	262,751
Renold plc (a)	238	61
Restaurant Group plc (The) (a)	92,660	30,284
Ricardo plc	13,452	69,008
RM plc	43,283	12,951
Robert Walters plc	16,356	83,148
Rotork plc	249,530	650,418
Royal Mail plc	6,841	13,951
RPS Group plc	100,537	264,042
RWS Holdings plc	12,286	43,925
S&U plc	1,188	26,615
Sabre Insurance Group plc	49,439	53,371
Saga plc (a)	8,514	8,471
Savills plc	45,458	398,786
Secure Trust Bank plc	458	3,802
Senior plc (a)	166,890	216,806
Serco Group plc	252,694	437,899
Serica Energy plc	47,039	195,332
Severfield plc	100,890	54,915
SIG plc (a)	255,262	84,973
Smart Metering Systems plc	21,432	191,136
Smiths News plc (d)	20,535	7,320

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Softcat plc	28,832	$376,299
Spectris plc	23,967	724,511
Speedy Hire plc	177,240	73,173
Spire Healthcare Group plc (a)	62,350	149,609
Spirent Communications plc	181,575	532,089
Sportech plc (d)	8,446	1,673
SSP Group plc (a)	177,745	371,675
SThree plc	41,761	160,326
Stobart Group, Ltd. (a)	102,535	6,053
Studio Retail Group plc (b)(c)	17,439	8,398
STV Group plc	7,194	21,740
Superdry plc (a)	18,185	20,362
Synthomer plc	101,465	119,814
T. Clarke plc	15,381	19,209
Tate & Lyle plc	97,547	735,419
TBC Bank Group plc	4,849	90,205
Ted Baker plc (a)	15,673	19,016
Telecom Plus plc	18,238	349,768
Topps Tiles plc	61,961	26,603
TORM plc - Class A	8,003	163,673
TP ICAP Group plc	235,823	514,239
Travis Perkins plc	50,576	435,136
Treatt plc	2,816	18,452
Trellus Health plc (a)	2,339	189
Trifast plc	20,432	16,927
TT electronics plc	60,814	94,614
Tyman plc	21,078	46,187
Verici Dx plc (a)	760	132
Vertu Motors plc	46,012	21,554
Vesuvius plc	68,585	236,790
Victrex plc	25,139	464,692
VIDENDUM plc	10,351	138,438
Virgin Money UK plc	233,823	322,121
Vistry Group plc	65,780	430,999
Volex plc (d)	20,602	56,160
Volution Group plc	31,181	101,296
Vp plc	4,147	34,913
Watches of Switzerland Group plc (a)	47,460	351,663
Watkin Jones plc	46,386	78,340
WH Smith plc (a)	28,983	384,669
Wickes Group plc	76,029	101,460
Wincanton plc	40,925	133,929
Xaar plc (a)	18,088	34,721
Young & Co’s Brewery plc - Class A	4,640	48,235
Young & Co’s Brewery plc (Non-Voting Shares)	1,744	11,705
Zotefoams plc	7,268	20,666

		50,565,482

United States—0.5%
ADTRAN Holdings, Inc. (d)	14,095	280,314
Argonaut Gold, Inc. (a)(d)	80,499	24,476
Burford Capital, Ltd.	35,459	260,353
Diversified Energy Co., plc	191,404	276,251
Energy Fuels, Inc. (a)(d)	12,431	75,863
Frontage Holdings Corp. (a)	58,000	15,331
GXO Logistics, Inc. (a)	245	8,590
Hecla Mining Co.	2,637	10,390
Ormat Technologies, Inc.	1	48
Primo Water Corp.	2,400	30,120
PureTech Health plc (a)	49,670	135,705
Reliance Worldwide Corp., Ltd.	154,844	331,067
RTW Venture Fund, Ltd. (a)(d)	3,588	4,050
Samsonite International S.A. (a)	197,100	473,084
Sims, Ltd.	51,085	431,236
Varia US Properties AG (d)	1,203	55,018
Viemed Healthcare, Inc. (a)	5,284	31,704
Vobile Group, Ltd. (a)(b)(c)	23,000	6,344

		2,449,944

Total Common Stocks (Cost $557,094,033)		462,614,271

Preferred Stocks—0.3%

Germany—0.3%
Draegerwerk AG & Co. KGaA	3,031	126,770
Fuchs Petrolub SE	17,122	435,625
Jungheinrich AG	16,854	345,151
Sixt SE	4,716	215,954
Sto SE & Co. KGaA	618	75,055
Villeroy & Boch AG	505	6,655

		1,205,210

Italy—0.0%
Danieli & C Officine Meccaniche S.p.A. (Savings Shares)	4,725	56,285

Total Preferred Stocks (Cost $1,800,532)		1,261,495

Warrants—0.0%

Italy—0.0%
Webuild S.p.A. (a)(d)	6,346	0

Macau—0.0%
MECOM Power and Construction, Ltd. (a)	4,600	70

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a)	309,737	0

Total Warrants (Cost $0)		70

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a)	9,600	0

Austria—0.0%
IMMOFINANZ AG (a)	28,505	0
Intercell AG (a)(b)(c)	24,163	0

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Austria—(Continued)
S Immo AG (a)(b)(c)	17,333	$0

		0

Hong Kong—0.0%
Fortune Oil CVR (a)(b)(c)	575,627	0

Total Rights (Cost $0)		0

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $1,127,366; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $1,149,813.	1,127,262	1,127,262

Total Short-Term Investments (Cost $1,127,262)		1,127,262

Securities Lending Reinvestments(e)—7.6%

Repurchase Agreements—6.0%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $2,000,508; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $1,600,955; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $1,636,081.	1,600,000	1,600,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $3,302,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $3,616,965.	3,300,000	3,300,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $4,852,695; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $4,949,749.	4,851,503	4,851,503
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,100,692; collateralized by various Common Stock with an aggregate market value of $1,224,957.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $700,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $714,476.	700,000	700,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,800,458; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,999,916.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $800,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $888,851.	800,000	800,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $800,493; collateralized by various Common Stock with an aggregate market value of $889,961.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $5,001,313; collateralized by various Common Stock with an aggregate market value of $5,501,444.	5,000,000	5,000,000

		27,951,503

Mutual Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (f)	1,800,000	1,800,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (f)	2	2
HSBC U.S. Government Money Market Fund, Class I 2.940% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	1,500,000	1,500,000

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments(e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 2.880% (f)	2,000,000	$2,000,000

		7,300,002

Total Securities Lending Reinvestments (Cost $35,251,505)		35,251,505

Total Investments - 106.9% (Cost $595,273,332)		500,254,603
Other assets and liabilities (net) - (6.9)%		(32,098,675)

Net Assets—100.0%		$468,155,928

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.2% of net assets.
(d)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $56,,624,224 and the collateral received consisted of cash in the amount of $35,251,505 and non-cash collateral with a value of $24,859,026. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $1,017,011, which is 0.2% of net assets.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Machinery	5.9
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	5.4
Banks	5.0
Real Estate Management & Development	4.2
Chemicals	3.5
Food Products	3.4
Electronic Equipment, Instruments & Components	3.4
Capital Markets	3.2
Construction & Engineering	3.0

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$540,518	$29,172,131	$243,434	$29,956,083
Austria	—	6,526,000	0	6,526,000
Belgium	—	7,517,994	—	7,517,994
Cambodia	—	165,631	—	165,631
Canada	56,897,016	407,171	3,270	57,307,457
China	262,422	540,379	—	802,801
Colombia	73,531	—	—	73,531
Denmark	—	10,678,184	—	10,678,184
Faeroe Islands	—	17,203	—	17,203
Finland	—	9,867,579	—	9,867,579
France	56,427	20,061,220	1,133	20,118,780
Georgia	—	292,612	—	292,612
Germany	25,446	25,875,461	—	25,900,907
Ghana	—	229,602	—	229,602
Greece	—	13,488	—	13,488
Greenland	—	10,966	—	10,966
Guernsey, Channel Islands	—	—	0	0
Hong Kong	912,039	9,763,704	66,508	10,742,251
India	—	58,616	—	58,616
Ireland	—	3,003,585	—	3,003,585
Isle of Man	—	33,512	—	33,512
Israel	203,314	8,390,488	—	8,593,802
Italy	—	15,011,810	0	15,011,810
Japan	17,551	118,587,812	673,449	119,278,812
Jersey, Channel Islands	—	429,583	—	429,583
Liechtenstein	—	292,971	—	292,971
Luxembourg	—	1,193,562	—	1,193,562
Macau	—	213,798	—	213,798
Malta	—	12,077	—	12,077
Mongolia	93,234	7,536	—	100,770
Netherlands	—	10,508,010	0	10,508,010
New Zealand	—	2,366,501	—	2,366,501
Norway	252,130	3,687,828	—	3,939,958
Peru	—	62,918	—	62,918
Philippines	—	16,705	—	16,705
Portugal	—	1,682,426	—	1,682,426
Singapore	135,733	6,163,202	14,120	6,313,055
South Africa	—	948,042	—	948,042
Spain	—	10,317,300	0	10,317,300
Sweden	—	10,673,427	—	10,673,427
Switzerland	303,821	33,799,233	—	34,103,054
Taiwan	—	9,317	—	9,317
Tanzania	—	137,944	—	137,944
United Arab Emirates	—	76,221	—	76,221
United Kingdom	57,269	50,499,815	8,398	50,565,482
United States	181,143	2,262,457	6,344	2,449,944
Total Common Stocks	60,011,594	401,586,021	1,016,656	462,614,271
Total Preferred Stocks*	—	1,261,495	—	1,261,495
Warrants
Italy	—	0	—	0
Macau	70	—	—	70
Singapore	—	0	—	0
Total Warrants	70	0	—	70

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Rights
Australia	$—	$0	$—	$0
Austria	—	0	0	0
Hong Kong	—	—	0	0
Total Rights	—	0	0	0
Total Short-Term Investment*	—	1,127,262	—	1,127,262
Securities Lending Reinvestments
Repurchase Agreements	—	27,951,503	—	27,951,503
Mutual Funds	7,300,002	—	—	7,300,002
Total Securities Lending Reinvestments	7,300,002	27,951,503	—	35,251,505
Total Investments	$67,311,666	$431,926,281	$1,016,656	$500,254,603
Collateral for Securities Loaned (Liability)	$—	$(35,251,505)	$—	$(35,251,505)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, transfers into Level 3 in the amount of $782,599 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

During the period ended September 30, 2022, transfers out of Level 3 in the amount of $27,120 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—58.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The) (a)	16,350	$1,979,658
General Dynamics Corp.	17,009	3,608,800
Lockheed Martin Corp.	9,350	3,611,811
Raytheon Technologies Corp.	55,288	4,525,876

		13,726,145

Air Freight & Logistics—0.1%
FedEx Corp.	8,781	1,303,715

Airlines—0.1%
JetBlue Airways Corp. (a)	233,227	1,546,295

Automobiles—0.7%
Ford Motor Co.	94,389	1,057,157
Tesla, Inc. (a)	22,216	5,892,794

		6,949,951

Beverages—1.3%
Constellation Brands, Inc. - Class A	43,144	9,909,314
Monster Beverage Corp. (a)	49,867	4,336,434

		14,245,748

Biotechnology—1.2%
Alkermes plc	16,719	373,335
Alnylam Pharmaceuticals, Inc. (a)	2,275	455,364
Apellis Pharmaceuticals, Inc. (a)	4,537	309,877
Ascendis Pharma A/S (ADR) (a) (b)	3,721	384,231
Biogen, Inc. (a)	3,742	999,114
Blueprint Medicines Corp. (a) (b)	2,211	145,683
Celldex Therapeutics, Inc. (a) (b)	5,565	156,432
Genmab A/S (ADR) (a) (b)	12,223	392,725
Horizon Therapeutics plc (a)	5,524	341,880
Incyte Corp. (a)	7,686	512,195
Karuna Therapeutics, Inc. (a)	2,490	560,076
Mirati Therapeutics, Inc. (a)	2,079	145,197
Moderna, Inc. (a)	4,591	542,886
Myovant Sciences, Ltd. (a) (b)	42,678	766,497
PTC Therapeutics, Inc. (a)	5,400	271,080
Regeneron Pharmaceuticals, Inc. (a)	2,544	1,752,485
REVOLUTION Medicines, Inc. (a) (b)	5,811	114,593
Sarepta Therapeutics, Inc. (a)	2,254	249,157
Seagen, Inc. (a)	5,625	769,669
Syndax Pharmaceuticals, Inc. (a)	5,925	142,378
United Therapeutics Corp. (a)	1,534	321,189
Vertex Pharmaceuticals, Inc. (a)	9,184	2,659,135

		12,365,178

Building Products—0.5%
Azek Co., Inc. (The) (a)	44,548	740,388
Builders FirstSource, Inc. (a)	31,507	1,856,392
Fortune Brands Home & Security, Inc.	9,529	511,612
Johnson Controls International plc	39,071	1,923,075

		5,031,467

Capital Markets—3.8%
Ares Management Corp. - Class A	121,698	7,539,191
Charles Schwab Corp. (The)	110,694	7,955,578
CME Group, Inc.	10,813	1,915,307
Goldman Sachs Group, Inc. (The)	19,531	5,723,559
Morgan Stanley	111,708	8,826,049
S&P Global, Inc.	25,812	7,881,694

		39,841,378

Chemicals—1.6%
Cabot Corp. (b)	34,785	2,222,414
Celanese Corp.	18,591	1,679,511
FMC Corp.	31,357	3,314,435
Ingevity Corp. (a)	13,224	801,771
Linde plc	17,204	4,638,026
Livent Corp. (a) (b)	33,591	1,029,564
PPG Industries, Inc.	25,048	2,772,563

		16,458,284

Commercial Services & Supplies—0.2%
Aurora Innovation, Inc. (a) (b)	87,391	193,134
Clean Harbors, Inc.	7,216	793,616
Waste Connections, Inc.	12,527	1,692,773

		2,679,523

Communications Equipment—0.4%
Arista Networks, Inc. (a)	39,717	4,483,652

Construction & Engineering—0.2%
Fluor Corp. (a) (b)	73,095	1,819,335

Consumer Finance—0.1%
OneMain Holdings, Inc. (b)	26,600	785,232

Containers & Packaging—0.1%
Ball Corp.	15,649	756,160

Diversified Financial Services—0.4%
Equitable Holdings, Inc.	146,629	3,863,674
Voya Financial, Inc. (b)	14,360	868,780

		4,732,454

Diversified Telecommunication Services—0.3%
AT&T, Inc.	176,764	2,711,560

Electric Utilities—1.7%
Duke Energy Corp.	62,357	5,800,448
Edison International	71,304	4,034,380
Exelon Corp.	103,473	3,876,099
FirstEnergy Corp.	118,593	4,387,941

		18,098,868

Electrical Equipment—0.1%
AMETEK, Inc.	3,067	347,828
Emerson Electric Co.	8,989	658,175

		1,006,003

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.2%
Schlumberger NV	73,093	$2,624,039

Entertainment—0.1%
Electronic Arts, Inc.	7,297	844,336

Equity Real Estate Investment Trusts—1.2%
American Tower Corp.	14,946	3,208,906
AvalonBay Communities, Inc.	8,735	1,608,900
Rexford Industrial Realty, Inc.	56,291	2,927,132
Ryman Hospitality Properties, Inc. (a)	31,316	2,304,544
Welltower, Inc.	47,249	3,039,056

		13,088,538

Food & Staples Retailing—1.6%
Performance Food Group Co. (a)	289,325	12,426,509
Sysco Corp.	64,780	4,580,594

		17,007,103

Food Products—1.1%
Archer-Daniels-Midland Co.	38,728	3,115,668
Hershey Co. (The)	26,582	5,860,534
Kellogg Co.	35,693	2,486,374

		11,462,576

Health Care Equipment & Supplies—1.7%
Align Technology, Inc. (a)	6,422	1,330,060
Baxter International, Inc.	44,112	2,375,872
Boston Scientific Corp. (a)	93,160	3,608,087
DexCom, Inc. (a)	18,150	1,461,801
Edwards Lifesciences Corp. (a)	31,852	2,631,931
Inari Medical, Inc. (a)	5,759	418,334
Insulet Corp. (a)	6,228	1,428,703
Stryker Corp. (b)	17,434	3,531,082
Teleflex, Inc.	6,238	1,256,708

		18,042,578

Health Care Providers & Services—2.6%
Agilon Health, Inc. (a) (b)	156,027	3,654,152
Centene Corp. (a)	48,791	3,796,428
Elevance Health, Inc.	8,891	4,038,648
HCA Healthcare, Inc.	15,622	2,871,167
Humana, Inc.	15,598	7,567,994
Laboratory Corp. of America Holdings	1,845	377,874
McKesson Corp.	5,998	2,038,540
UnitedHealth Group, Inc.	7,273	3,673,156

		28,017,959

Hotels, Restaurants & Leisure—1.2%
Airbnb, Inc. - Class A (a)	62,688	6,584,747
Hyatt Hotels Corp. - Class A (a)	21,734	1,759,585
Starbucks Corp.	51,777	4,362,730

		12,707,062

Household Durables—0.1%
DR Horton, Inc. (b)	4,967	334,528
Lennar Corp. - Class A	4,597	342,706

		677,234

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)	134,618	3,042,367

Industrial Conglomerates—0.4%
Honeywell International, Inc.	24,617	4,110,300

Insurance—2.1%
Allstate Corp. (The)	16,160	2,012,405
American International Group, Inc.	95,975	4,556,893
Assurant, Inc.	9,210	1,337,937
Assured Guaranty, Ltd.	39,236	1,900,984
Chubb, Ltd.	25,049	4,555,912
Hartford Financial Services Group, Inc. (The)	36,774	2,277,782
Marsh & McLennan Cos., Inc.	22,556	3,367,385
Trupanion, Inc. (a) (b)	33,780	2,007,545

		22,016,843

Interactive Media & Services—3.7%
Alphabet, Inc. - Class A (a)	204,614	19,571,329
Bumble, Inc. - Class A (a) (b)	89,340	1,919,917
Cargurus, Inc. (a) (b)	120,818	1,711,991
Match Group, Inc. (a)	25,135	1,200,196
Meta Platforms, Inc. - Class A (a)	110,278	14,962,519

		39,365,952

Internet & Direct Marketing Retail—3.3%
Amazon.com, Inc. (a)	252,337	28,514,081
Etsy, Inc. (a) (b)	62,232	6,231,290

		34,745,371

IT Services—2.3%
Block, Inc. (a)	28,997	1,594,545
FleetCor Technologies, Inc. (a)	7,207	1,269,657
Genpact, Ltd.	36,411	1,593,709
Global Payments, Inc.	46,375	5,010,819
GoDaddy, Inc. - Class A (a)	37,046	2,625,821
Okta, Inc. (a)	3,482	198,021
PayPal Holdings, Inc. (a)	37,608	3,236,921
Snowflake, Inc. - Class A (a)	1,802	306,268
VeriSign, Inc. (a)	18,680	3,244,716
Visa, Inc. - Class A (b)	19,464	3,457,780
WEX, Inc. (a)	11,042	1,401,671

		23,939,928

Life Sciences Tools & Services—1.7%
Agilent Technologies, Inc.	30,498	3,707,032
Danaher Corp.	28,381	7,330,528
ICON plc (a)	5,720	1,051,222
Illumina, Inc. (a)	11,358	2,166,993
NanoString Technologies, Inc. (a) (b)	24,785	316,504
Syneos Health, Inc. (a)	42,966	2,025,847

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Waters Corp. (a)	3,452	$930,418

		17,528,544

Machinery—1.2%
Caterpillar, Inc.	9,966	1,635,221
Flowserve Corp.	46,873	1,139,014
Fortive Corp.	17,660	1,029,578
Ingersoll Rand, Inc. (b)	33,924	1,467,552
Kennametal, Inc. (b)	30,598	629,707
Middleby Corp. (The) (a)	11,788	1,510,868
PACCAR, Inc.	20,917	1,750,544
Westinghouse Air Brake Technologies Corp.	41,825	3,402,464

		12,564,948

Media—1.0%
Charter Communications, Inc. - Class A (a)	10,584	3,210,656
New York Times Co. (The) - Class A	59,136	1,700,160
Omnicom Group, Inc. (b)	97,543	6,153,988

		11,064,804

Metals & Mining—0.0%
Foresight Energy LLC (a)	1,359	14,948

Oil, Gas & Consumable Fuels—2.8%
BP plc (ADR)	176,311	5,033,679
ConocoPhillips	68,548	7,015,202
EOG Resources, Inc.	9,169	1,024,452
Marathon Petroleum Corp.	32,135	3,191,970
Pioneer Natural Resources Co. (b)	7,307	1,582,185
Shell plc (ADR)	238,123	11,849,000

		29,696,488

Pharmaceuticals—3.5%
Aclaris Therapeutics, Inc. (a) (b)	9,585	150,868
AstraZeneca plc (ADR)	73,168	4,012,533
Bristol-Myers Squibb Co.	78,611	5,588,456
Elanco Animal Health, Inc. (a)	66,319	823,019
Eli Lilly and Co.	33,181	10,729,076
GSK plc (ADR) (b)	23,955	704,996
Intra-Cellular Therapies, Inc. (a)	11,938	555,475
Novartis AG (ADR)	37,839	2,876,142
Pfizer, Inc.	198,362	8,680,321
Royalty Pharma plc - Class A	6,094	244,857
Zoetis, Inc.	17,129	2,540,060

		36,905,803

Professional Services—0.3%
Science Applications International Corp. (b)	19,348	1,710,944
TriNet Group, Inc. (a)	14,154	1,008,048

		2,718,992

Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc. (a)	53,966	3,419,286
Intel Corp.	23,467	604,744

Semiconductors & Semiconductor Equipment—(Continued)
KLA Corp.	8,233	2,491,553
Marvell Technology, Inc.	45,750	1,963,132
Micron Technology, Inc.	55,956	2,803,396
NVIDIA Corp.	12,062	1,464,206
ON Semiconductor Corp.	49,385	3,078,167
Teradyne, Inc. (b)	25,238	1,896,636
Texas Instruments, Inc.	36,704	5,681,045

		23,402,165

Software—5.1%
Adobe, Inc. (a)	4,491	1,235,923
Ceridian HCM Holding, Inc. (a)	37,389	2,089,297
Guidewire Software, Inc. (a)	9,466	582,916
Hashicorp, Inc. - Class A (a) (b)	27,482	884,646
HubSpot, Inc. (a)	695	187,733
Microsoft Corp.	169,854	39,558,997
Palo Alto Networks, Inc. (a) (b)	5,145	842,700
Qualtrics International, Inc. - Class A (a) (b)	30,991	315,488
Rapid7, Inc. (a) (b)	4,392	188,417
Salesforce, Inc. (a)	27,309	3,928,127
SentinelOne, Inc. - Class A (a)	12,636	322,976
ServiceNow, Inc. (a)	6,408	2,419,725
UiPath, Inc. - Class A (a) (b)	21,181	267,092
Varonis Systems, Inc. (a) (b)	9,120	241,862
Workday, Inc. - Class A (a)	7,503	1,142,107

		54,208,006

Specialty Retail—0.6%
TJX Cos., Inc. (The)	95,594	5,938,299

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	157,898	21,821,504

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. - Class B	65,626	5,454,833

Tobacco—0.5%
Philip Morris International, Inc.	69,217	5,745,703

Trading Companies & Distributors—0.1%
United Rentals, Inc. (a)	1,091	294,701
WESCO International, Inc. (a)	9,508	1,135,065

		1,429,766

Wireless Telecommunication Services—0.7%
T-Mobile U.S., Inc. (a)	58,796	7,888,659

Total Common Stocks (Cost $629,476,442)		616,616,596

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—21.8%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—15.9%
Connecticut Avenue Securities Trust (CMO) 5.234%, 1M LIBOR + 2.150%, 09/25/31 (144A) (c)	29,819	$29,734
Fannie Mae 15 Yr. Pool 3.000%, 07/01/28	448,458	431,920
3.000%, 02/01/31	62,257	58,792
3.000%, 08/01/33	169,942	158,485
4.000%, 04/01/26	8,084	7,824
4.000%, 02/01/29	165,301	159,952
4.500%, 06/01/24	18,899	18,598
4.500%, 02/01/25	6,299	6,197
4.500%, 04/01/25	1,341	1,319
4.500%, 07/01/25	4,549	4,474
4.500%, 06/01/26	134,252	132,074
Fannie Mae 20 Yr. Pool 2.000%, 09/01/40	317,040	265,729
2.000%, 12/01/40	1,150,246	963,855
2.000%, 04/01/41	342,977	287,357
2.000%, 05/01/41	112,020	93,838
2.000%, 10/01/41	417,184	349,195
2.000%, 02/01/42	260,646	218,660
2.500%, 06/01/40	726,699	627,387
3.000%, 03/01/37	333,438	304,810
Fannie Mae 30 Yr. Pool 2.000%, 08/01/50	233,760	190,601
2.000%, 12/01/50	642,769	523,090
2.000%, 01/01/51	376,432	308,409
2.000%, 02/01/51	2,150,564	1,751,334
2.000%, 03/01/51	3,594,582	2,925,538
2.000%, 04/01/51	3,795,217	3,090,041
2.000%, 05/01/51	1,319,093	1,073,669
2.000%, 07/01/51	594,094	483,137
2.000%, 03/01/52	4,892,774	3,973,271
2.500%, 06/01/50	307,002	259,584
2.500%, 10/01/50	714,575	607,160
2.500%, 05/01/51	3,872,213	3,276,585
2.500%, 06/01/51	671,589	567,954
2.500%, 08/01/51	1,239,847	1,050,518
2.500%, 09/01/51	260,373	219,777
2.500%, 10/01/51	251,955	212,267
2.500%, 11/01/51	3,027,187	2,568,403
2.500%, 01/01/52	472,978	399,494
2.500%, 02/01/52	2,082,561	1,753,750
2.500%, 03/01/52	325,493	275,302
2.500%, 05/01/52	472,534	399,149
3.000%, 02/01/43	381,115	341,813
3.000%, 03/01/43	472,666	423,523
3.000%, 04/01/43	461,522	413,636
3.000%, 05/01/43	1,210,169	1,084,463
3.000%, 06/01/43	153,639	137,558
3.000%, 02/01/50	215,451	189,920
3.000%, 08/01/50	182,659	161,034
3.000%, 04/01/51	156,746	137,305
3.000%, 05/01/51	415,256	366,338
3.000%, 08/01/51	202,926	178,110
3.000%, 10/01/51	129,629	113,481
3.000%, 11/01/51	1,054,900	924,097

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 12/01/51	595,095	520,882
3.500%, 03/01/43	15,013	13,764
3.500%, 05/01/43	35,488	32,609
3.500%, 07/01/43	86,530	79,511
3.500%, 08/01/43	132,222	121,487
3.500%, 10/01/44	144,214	132,195
3.500%, 02/01/45	142,047	130,515
3.500%, 01/01/46	161,155	148,179
3.500%, 03/01/46	125,461	115,369
3.500%, 09/01/46	219,353	201,110
3.500%, 10/01/46	94,559	86,737
3.500%, 11/01/46	109,601	100,693
3.500%, 12/01/46	598,399	549,765
3.500%, 05/01/47	207,369	190,653
3.500%, 09/01/47	453,350	414,264
3.500%, 12/01/47	61,114	55,840
3.500%, 01/01/48	245,071	224,001
3.500%, 02/01/48	285,665	261,303
3.500%, 07/01/48	316,629	291,121
3.500%, 11/01/48	66,028	60,391
3.500%, 04/01/52	688,846	627,192
4.000%, 10/01/40	302,185	288,111
4.000%, 11/01/40	115,086	109,706
4.000%, 12/01/40	81,892	78,060
4.000%, 02/01/41	41,309	39,381
4.000%, 03/01/41	111,726	106,506
4.000%, 08/01/42	63,066	60,050
4.000%, 09/01/42	111,805	106,578
4.000%, 03/01/45	12,619	11,990
4.000%, 07/01/45	91,267	86,335
4.000%, 05/01/46	25,647	24,314
4.000%, 06/01/46	101,798	96,494
4.000%, 04/01/47	127,147	120,436
4.000%, 10/01/47	441,130	417,759
4.000%, 06/01/48	875,884	829,012
4.000%, 09/01/48	160,742	151,884
4.000%, 01/01/49	368,477	348,125
4.000%, 04/01/49	1,013,252	958,107
4.000%, 04/01/50	684,615	644,205
4.000%, 06/01/52	394,073	366,606
4.500%, 10/01/40	237,753	232,958
4.500%, 09/01/41	27,617	27,056
4.500%, 10/01/41	110,871	108,628
4.500%, 08/01/42	38,370	37,593
4.500%, 09/01/43	566,347	552,690
4.500%, 10/01/43	89,956	87,757
4.500%, 12/01/43	73,861	72,366
4.500%, 01/01/44	193,328	189,471
4.500%, 04/01/49	147,272	142,499
5.000%, 07/01/41	17,626	17,629
5.000%, 08/01/41	11,323	11,413
5.500%, 08/01/28	15,764	15,686
5.500%, 04/01/33	19,792	20,322
5.500%, 08/01/37	112,402	115,779
5.500%, 04/01/41	7,963	8,002

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 03/01/28	573	$583
6.000%, 02/01/34	79,945	82,593
6.000%, 08/01/34	41,467	43,576
6.000%, 04/01/35	354,856	372,789
6.000%, 02/01/38	22,732	23,758
6.000%, 03/01/38	9,742	10,236
6.000%, 05/01/38	27,309	28,727
6.000%, 10/01/38	6,927	7,178
6.000%, 12/01/38	11,218	11,791
6.500%, 05/01/40	189,100	198,534
Fannie Mae ARM Pool 2.250%, 12M LIBOR + 1.750%, 03/01/41 (c)	4,144	4,091
3.279%, 12M LIBOR + 1.771%, 06/01/41 (c)	31,202	31,801
3.870%, 12M LIBOR + 1.823%, 09/01/41 (c)	27,175	27,744
4.219%, 12M LIBOR + 1.969%, 12/01/40 (c)	9,351	9,342
Fannie Mae Connecticut Avenue Securities (CMO)
6.634%, 1M LIBOR + 3.550%, 07/25/29 (c)	189,151	191,112
7.434%, 1M LIBOR + 4.350%, 05/25/29 (c)	324,527	331,926
7.984%, 1M LIBOR + 4.900%, 11/25/24 (c)	79,149	81,796
8.784%, 1M LIBOR + 5.700%, 04/25/28 (c)	63,180	65,415
9.084%, 1M LIBOR + 6.000%, 09/25/28 (c)	29,024	30,054
Fannie Mae Interest Strip (CMO) 2.000%, 09/25/39	152,592	136,040
4.000%, 05/25/27 (d)	67,017	2,768
Fannie Mae Pool 2.250%, 04/01/33	200,057	162,808
2.500%, 01/01/57	583,919	490,463
3.400%, 09/01/32	260,000	235,808
3.500%, 09/01/57	1,040,152	945,861
3.500%, 05/01/58	612,105	555,888
3.520%, 11/01/32	380,000	348,396
3.650%, 07/01/32	175,000	162,155
3.890%, 09/01/32	382,798	362,386
4.000%, 06/01/41	359,704	338,659
4.500%, 01/01/51	657,064	638,128
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (e)	12,578	10,573
Zero Coupon, 06/25/36 (e)	105,362	88,998
Zero Coupon, 06/25/41 (e)	94,231	73,036
0.096%, 08/25/44 (c) (d)	188,434	8,521
0.111%, 04/25/55 (c) (d)	277,464	9,034
0.273%, 05/25/46 (c) (d)	248,929	9,342
0.337%, 06/25/55 (c) (d)	205,645	8,352
1.750%, 12/25/42	265,019	230,375
2.500%, 06/25/28 (d)	56,050	2,701
3.000%, 02/25/27 (d)	92,265	2,815
3.000%, 09/25/27 (d)	46,038	2,377
3.000%, 01/25/28 (d)	283,812	13,936
3.000%, 03/25/43	402,979	360,410
3.000%, 04/25/43	491,101	441,766
3.000%, 08/25/49	327,973	299,479
3.500%, 05/25/27 (d)	127,993	7,014
3.500%, 10/25/27 (d)	82,799	5,079
3.500%, 05/25/30 (d)	108,037	8,742
3.500%, 08/25/30 (d)	30,385	2,062

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
3.500%, 02/25/31 (d)	48,774	2,286
3.500%, 03/25/34 (d)	1,120,410	70,238
3.500%, 09/25/35 (d)	75,800	7,908
3.500%, 11/25/39 (d)	601,328	60,241
3.500%, 01/25/42	416,000	382,008
3.500%, 04/25/46	164,581	137,535
3.500%, 10/25/46 (d)	78,876	13,993
3.500%, 12/25/58	586,399	547,178
4.000%, 03/25/42 (d)	46,837	6,188
4.000%, 11/25/42 (d)	29,707	3,638
4.500%, 07/25/27 (d)	23,538	779
5.000%, 12/25/43 (d)	331,057	64,747
5.000%, 06/25/48 (d)	378,376	60,991
5.500%, 04/25/35	189,468	196,107
5.500%, 04/25/37	52,804	53,578
5.500%, 11/25/40 (d)	372,434	58,608
5.500%, 09/25/44 (d)	253,335	50,304
5.500%, 06/25/48 (d)	270,885	55,041
5.528%, 05/25/42 (c) (d)	11,090	1,119
6.000%, 01/25/42 (d)	227,713	28,643
Fannie Mae-ACES 0.405%, 01/25/30 (c) (d)	1,888,781	29,669
1.321%, 06/25/34 (c) (d)	4,170,248	379,126
1.510%, 05/25/29 (c) (d)	2,339,016	133,184
3.329%, 10/25/23 (c)	200,534	197,045
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	195,358	187,834
3.000%, 08/01/29	125,395	119,186
3.000%, 04/01/33	242,637	226,384
Freddie Mac 15 Yr. Pool 3.000%, 10/01/32	238,740	222,497
Freddie Mac 20 Yr. Gold Pool 2.000%, 12/01/40	81,450	68,230
2.000%, 12/01/41	563,780	471,897
3.000%, 11/01/36	433,002	399,342
3.000%, 01/01/37	285,684	263,478
3.500%, 08/01/34	242,920	228,241
Freddie Mac 20 Yr. Pool 2.000%, 05/01/41	522,129	437,371
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	5,250	4,686
3.000%, 08/01/46	464,538	413,761
3.000%, 10/01/46	473,346	422,224
3.000%, 11/01/46	1,062,405	945,281
3.000%, 12/01/46	311,907	277,524
3.000%, 01/01/47	290,976	258,539
3.500%, 08/01/42	59,551	55,277
3.500%, 11/01/42	73,919	67,971
3.500%, 06/01/46	76,187	70,061
3.500%, 10/01/47	290,226	265,432
3.500%, 03/01/48	274,298	251,865
4.000%, 05/01/42	250,055	238,645
4.000%, 08/01/42	83,404	79,587
4.000%, 09/01/42	118,021	112,557
4.000%, 07/01/44	5,504	5,216

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 02/01/46	81,583	$77,608
4.000%, 09/01/48	41,563	39,306
4.500%, 09/01/43	38,149	37,432
4.500%, 11/01/43	340,975	334,442
5.000%, 05/01/39	3,060	3,051
5.000%, 06/01/41	197,083	198,611
5.500%, 07/01/33	46,622	46,988
5.500%, 04/01/39	19,933	20,613
5.500%, 06/01/41	72,844	75,330
Freddie Mac 30 Yr. Pool 2.000%, 09/01/50	239,538	195,103
2.000%, 10/01/50	460,241	374,866
2.000%, 02/01/51	726,873	592,288
2.000%, 03/01/51	2,217,926	1,805,631
2.000%, 04/01/51	800,095	650,796
2.000%, 05/01/51	443,997	362,392
2.000%, 08/01/51	182,189	148,106
2.000%, 11/01/51	186,563	151,604
2.000%, 03/01/52	4,011,396	3,254,370
2.000%, 04/01/52	718,293	584,475
2.500%, 05/01/50	248,332	210,162
2.500%, 06/01/50	313,378	264,819
2.500%, 07/01/50	991,053	837,486
2.500%, 05/01/51	206,507	174,935
2.500%, 07/01/51	88,580	74,682
2.500%, 08/01/51	167,675	141,261
2.500%, 10/01/51	319,079	269,012
2.500%, 04/01/52	231,445	194,925
3.000%, 07/01/50	221,453	194,216
3.500%, 12/01/47	117,564	107,391
3.500%, 12/01/48	175,108	159,848
4.000%, 04/01/49	743,883	701,387
4.000%, 07/01/49	381,023	359,826
Freddie Mac ARM Non-Gold Pool 2.400%, 12M LIBOR + 1.900%, 02/01/41 (c)	16,704	16,599
Freddie Mac Multifamily Structured Pass-Through Certificates 0.739%, 03/25/27 (c) (d)	4,075,937	90,821
0.752%, 10/25/26 (c) (d)	1,143,212	22,804
0.887%, 06/25/27 (c) (d)	2,416,658	68,541
0.973%, 11/25/30 (c) (d)	962,480	51,822
1.120%, 10/25/30 (c) (d)	1,657,962	101,115
1.211%, 06/25/30 (c) (d)	3,038,775	202,974
1.246%, 01/25/30 (c) (d)	2,484,329	155,485
1.535%, 05/25/30 (c) (d)	2,358,678	198,185
1.680%, 05/25/30 (c) (d)	1,484,380	135,292
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (e)	10,376	8,595
1.750%, 10/15/42	148,739	127,360
2.000%, 07/25/50	165,903	141,083
2.500%, 05/15/28 (d)	62,911	3,058
3.000%, 03/15/28 (d)	131,679	7,513
3.000%, 05/15/32 (d)	62,525	2,145
3.000%, 03/15/33 (d)	74,489	6,987
3.000%, 05/15/46	271,408	252,000
3.250%, 11/15/41	91,092	84,860

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
3.500%, 09/15/26 (d)	26,790	1,204
3.500%, 03/15/27 (d)	32,451	1,367
3.500%, 03/15/41 (d)	71,955	3,501
3.500%, 10/15/45	95,509	86,718
3.500%, 12/15/46	301,517	280,383
4.000%, 07/15/27 (d)	110,428	3,869
4.000%, 03/15/28 (d)	65,122	2,741
4.000%, 06/15/28 (d)	35,209	1,687
4.000%, 07/15/30 (d)	99,604	8,925
4.000%, 05/25/40 (d)	357,235	57,612
4.000%, 09/15/41	336,695	323,814
4.750%, 07/15/39	233,786	231,117
5.000%, 09/15/33 (d)	97,521	15,981
5.000%, 02/15/48 (d)	136,623	29,463
5.500%, 08/15/33	24,918	25,431
5.500%, 07/15/36	57,448	58,776
5.500%, 06/15/46	77,515	79,301
6.500%, 07/15/36	72,180	74,324
6.500%, 04/15/39 (d)	341,110	71,009
Freddie Mac STACR Trust (CMO) 4.934%, 1M LIBOR + 1.850%, 09/25/49 (144A) (c)	333,863	327,388
5.134%, 1M LIBOR + 2.050%, 07/25/49 (144A) (c)	302,314	297,976
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	19,051	16,927
3.000%, 02/15/45	23,473	20,856
3.000%, 04/15/45	192,645	171,171
3.000%, 05/15/45	809,077	718,700
3.000%, 07/15/45	7,833	6,958
3.875%, 08/15/42	238,820	228,601
4.000%, 09/15/42	314,815	303,087
4.500%, 04/15/41	205,288	202,478
4.500%, 02/15/42	401,238	395,774
5.000%, 12/15/38	17,268	17,478
5.000%, 04/15/39	318,794	322,636
5.000%, 07/15/39	21,319	21,577
5.000%, 12/15/40	46,640	47,204
5.500%, 12/15/40	174,258	184,478
Ginnie Mae II 30 Yr. Pool
2.000%, 10/20/50	740,166	621,363
2.000%, TBA (f)	1,160,000	965,791
2.500%, 09/20/51	595,696	513,776
2.500%, 10/20/51	1,978,169	1,705,947
2.500%, TBA (f)	5,365,000	4,609,185
3.000%, 04/20/51	692,435	615,292
3.000%, 08/20/51	474,842	421,913
3.000%, 09/20/51	777,733	691,040
3.000%, 12/20/51	1,938,901	1,717,190
3.000%, TBA (f)	8,855,000	7,824,569
3.500%, 06/20/46	357,320	330,244
3.500%, 07/20/46	84,715	78,278
3.500%, 10/20/46	90,006	83,168
3.500%, 02/20/47	411,093	379,899
3.500%, 08/20/47	73,968	68,229
3.500%, 11/20/47	83,929	77,278
3.500%, 03/20/48	107,974	99,457

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 02/20/49	322,462	$296,946
3.500%, 07/20/49	311,701	286,378
3.500%, 01/20/51	86,919	79,762
3.500%, TBA (f)	5,170,000	4,702,075
4.000%, 08/20/45	308,353	293,115
4.000%, 11/20/47	115,917	109,030
4.000%, 03/20/48	258,899	244,057
4.000%, 07/20/48	835,833	791,852
4.000%, TBA (f)	1,070,000	999,154
4.500%, 01/20/46	40,700	40,319
4.500%, TBA (f)	6,195,000	5,929,535
5.000%, 10/20/39	7,083	7,193
5.000%, 11/20/49	323,849	318,557
Government National Mortgage Association (CMO) 0.646%, 02/16/53 (c) (d)	838,359	14,137
2.500%, 12/16/39	107,549	100,907
2.500%, 07/20/41	218,150	200,096
3.000%, 09/20/28 (d)	53,989	2,778
3.000%, 05/20/35 (d)	747,075	45,322
3.000%, 02/16/43 (d)	64,915	8,398
3.500%, 02/16/27 (d)	21,548	1,065
3.500%, 03/20/27 (d)	57,656	2,936
3.500%, 10/20/29 (d)	364,171	31,033
3.500%, 07/20/40 (d)	45,964	2,276
3.500%, 02/20/41 (d)	58,093	1,519
3.500%, 04/20/42 (d)	149,969	9,037
3.500%, 10/20/42 (d)	358,939	55,246
3.500%, 05/20/43 (d)	43,089	6,825
3.500%, 07/20/43 (d)	133,602	17,644
4.000%, 12/16/26 (d)	12,461	561
4.000%, 05/20/29 (d)	209,023	8,977
4.000%, 05/16/42 (d)	39,066	4,620
4.000%, 09/16/42 (d)	594,759	124,810
4.000%, 03/20/43 (d)	65,003	12,335
4.000%, 01/20/44 (d)	30,345	5,639
4.000%, 11/20/44 (d)	500,395	75,126
4.000%, 03/20/47 (d)	204,064	31,247
4.500%, 04/20/45 (d)	101,278	19,054
4.500%, 08/20/45 (d)	393,388	77,360
4.500%, 05/20/48 (d)	321,428	45,313
5.000%, 02/16/40 (d)	251,878	55,850
5.000%, 10/16/41 (d)	131,843	21,816
5.000%, 12/20/43 (d)	294,435	56,346
5.000%, 01/16/47 (d)	55,950	12,043
5.500%, 03/20/39 (d)	156,417	28,123
5.500%, 02/16/47 (d)	176,421	29,438
5.500%, 02/20/47 (d)	112,356	20,324
6.000%, 09/20/40 (d)	216,415	42,551
6.000%, 02/20/46 (d)	177,923	36,551
Uniform Mortgage-Backed Securities 15 Yr. Pool 1.500%, TBA (f)	1,976,000	1,694,188
3.500%, TBA (f)	4,645,000	4,389,525
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (f)	2,125,000	1,629,111
2.000%, TBA (f)	1,390,000	1,125,140

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.500%, TBA (f)	21,361,000	17,917,790
3.000%, TBA (f)	14,276,000	12,422,908
3.500%, TBA (f)	599,000	539,053
4.500%, TBA (f)	5,935,000	5,653,551
5.000%, TBA (f)	6,430,000	6,263,255

		168,194,987

U.S. Treasury—5.9%
U.S. Treasury Bonds 1.125%, 08/15/40	4,162,000	2,578,164
1.250%, 05/15/50	11,030,000	6,173,353
1.375%, 11/15/40	3,040,000	1,965,194
1.625%, 11/15/50 (b)	3,460,000	2,148,173
2.250%, 08/15/46	910,000	655,271
2.500%, 02/15/45	3,500,000	2,668,340
2.875%, 08/15/45 (b) (g) (h)	19,040,000	15,535,450
2.875%, 11/15/46 (b)	1,200,000	979,969
3.000%, 02/15/47	6,040,000	5,049,770
3.000%, 08/15/52	2,540,000	2,191,941
3.125%, 02/15/43	2,555,000	2,196,102
3.125%, 08/15/44 (i)	2,010,000	1,717,529
3.125%, 05/15/48	2,465,000	2,131,455
U.S. Treasury Inflation Indexed Bond 0.125%, 02/15/52 (j)	1,889,150	1,193,953
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/30 (j)	1,837,356	1,617,645
0.250%, 07/15/29 (j)	6,272,032	5,655,364
0.750%, 07/15/28 (j)	3,139,625	2,950,297
U.S. Treasury Notes 2.750%, 08/15/32	5,615,000	5,134,215

		62,542,185

Total U.S. Treasury & Government Agencies (Cost $266,504,736)		230,737,172

Corporate Bonds & Notes—12.0%

Advertising—0.1%
Lamar Media Corp. 3.625%, 01/15/31	130,000	102,246
3.750%, 02/15/28	398,000	347,659

		449,905

Aerospace/Defense—0.1%
Boeing Co. (The) 5.040%, 05/01/27	425,000	409,429
5.150%, 05/01/30	300,000	277,514
L3Harris Technologies, Inc. 3.850%, 06/15/23	305,000	303,548
Northrop Grumman Corp. 5.150%, 05/01/40	175,000	163,841
Raytheon Technologies Corp. 2.375%, 03/15/32	110,000	86,387

		1,240,719

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.2%
BAT Capital Corp. 4.742%, 03/16/32	900,000	$752,885
BAT International Finance plc 4.448%, 03/16/28	585,000	521,386
Kernel Holding S.A. 6.500%, 10/17/24	520,000	197,600
Reynolds American, Inc. 5.700%, 08/15/35	120,000	101,484

		1,573,355

Apparel—0.1%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (b)	140,000	125,853
William Carter Co. (The) 5.625%, 03/15/27 (144A) (b)	765,000	715,229

		841,082

Auto Manufacturers—0.0%
General Motors Financial Co., Inc. 3.600%, 06/21/30 (b)	445,000	360,459

Banks—2.9%
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (c)	120,000	103,979
1.898%, SOFR + 1.530%, 07/23/31 (c)	65,000	48,400
1.922%, SOFR + 1.370%, 10/24/31 (c)	60,000	44,382
2.456%, 3M LIBOR + 0.870%, 10/22/25 (c)	485,000	454,098
2.572%, SOFR + 1.210%, 10/20/32 (c)	230,000	175,910
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,905,000	1,487,299
2.972%, SOFR + 1.330%, 02/04/33 (c)	150,000	117,263
3.194%, 3M LIBOR + 1.180%, 07/23/30 (c)	45,000	37,927
3.311%, SOFR + 1.580%, 04/22/42 (c)	580,000	407,756
4.083%, 3M LIBOR + 3.150%, 03/20/51 (c)	835,000	629,825
4.376%, SOFR + 1.580%, 04/27/28 (c)	890,000	833,962
4.948%, SOFR + 2.040%, 07/22/28 (c)	400,000	384,334
5.015%, SOFR + 2.160%, 07/22/33 (c)	230,000	213,360
Bank of Ireland Group plc 6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	905,181
Barclays plc 5.746%, 1Y H15 + 3.000%, 08/09/33 (c)	200,000	181,689
BNP Paribas S.A. 1.323%, SOFR + 1.004%, 01/13/27 (144A) (c)	235,000	200,284
2.219%, SOFR + 2.074%, 06/09/26 (144A) (b) (c)	465,000	418,102
2.591%, SOFR + 1.228%, 01/20/28 (144A) (b) (c)	455,000	388,559
Citigroup, Inc. 2.520%, SOFR + 1.177%, 11/03/32 (c)	415,000	314,461
2.666%, SOFR + 1.146%, 01/29/31 (c)	35,000	27,925
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	155,000	137,545
Credit Suisse Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (c)	250,000	175,509
6.442%, SOFR + 3.700%, 08/11/28 (144A) (c)	250,000	232,487
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	1,720,000	1,545,848
Danske Bank A/S 5.375%, 01/12/24 (144A)	450,000	447,471

Banks—(Continued)
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (c)	370,000	300,130
Goldman Sachs Group, Inc. (The) 2.383%, SOFR + 1.248%, 07/21/32 (c)	660,000	497,631
2.615%, SOFR + 1.281%, 04/22/32 (c)	910,000	705,366
2.650%, SOFR + 1.264%, 10/21/32 (c)	75,000	57,485
3.102%, SOFR + 1.410%, 02/24/33 (c)	270,000	214,449
4.223%, 3M LIBOR + 1.301%, 05/01/29 (c)	485,000	440,805
6.250%, 02/01/41	110,000	109,244
HSBC Holdings plc 1.589%, SOFR + 1.290%, 05/24/27 (c)	340,000	284,153
2.206%, SOFR + 1.285%, 08/17/29 (c)	200,000	154,753
4.583%, 3M LIBOR + 1.535%, 06/19/29 (c)	620,000	552,658
4.762%, SOFR + 2.530%, 03/29/33 (c)	630,000	517,089
5.210%, SOFR + 2.610%, 08/11/28 (c)	375,000	350,577
5.402%, SOFR + 2.870%, 08/11/33 (c)	1,605,000	1,427,156
JPMorgan Chase & Co. 1.470%, SOFR + 0.765%, 09/22/27 (c)	40,000	33,824
2.545%, SOFR + 1.180%, 11/08/32 (c)	535,000	405,966
2.580%, SOFR + 1.250%, 04/22/32 (b) (c)	225,000	174,409
3.109%, SOFR + 2.460%, 04/22/41 (c)	205,000	142,022
3.109%, SOFR + 2.440%, 04/22/51 (c)	185,000	116,795
3.157%, SOFR + 1.460%, 04/22/42 (c)	625,000	427,921
3.509%, 3M LIBOR + 0.945%, 01/23/29 (c)	525,000	464,400
3.702%, 3M LIBOR + 1.160%, 05/06/30 (c)	190,000	165,868
3.960%, 3M LIBOR + 1.245%, 01/29/27 (c)	1,360,000	1,283,273
4.005%, 3M LIBOR + 1.120%, 04/23/29 (c)	410,000	369,660
4.323%, SOFR + 1.560%, 04/26/28 (c)	780,000	730,941
4.586%, SOFR + 1.800%, 04/26/33 (c)	95,000	85,482
4.851%, SOFR + 1.990%, 07/25/28 (c)	550,000	528,096
4.912%, SOFR + 2.080%, 07/25/33 (c)	115,000	106,048
Landsbanki Islands
Zero Coupon, 08/25/49 (k) (l) (m)	320,000	0
Morgan Stanley 1.593%, SOFR + 0.879%, 05/04/27 (c)	335,000	289,469
1.794%, SOFR + 1.034%, 02/13/32 (c)	880,000	643,122
1.928%, SOFR + 1.020%, 04/28/32 (c)	635,000	463,578
2.239%, SOFR + 1.178%, 07/21/32 (c)	490,000	368,096
2.475%, SOFR + 1.000%, 01/21/28 (c)	455,000	397,670
2.511%, SOFR + 1.200%, 10/20/32 (c)	55,000	42,032
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	550,000	494,774
4.210%, SOFR + 1.610%, 04/20/28 (c)	710,000	664,359
4.679%, SOFR + 1.669%, 07/17/26 (b) (c)	440,000	428,438
4.889%, SOFR + 2.076%, 07/20/33 (c)	90,000	83,391
Societe Generale S.A. 6.221%, 1Y H15 + 3.200%, 06/15/33 (144A) (c)	1,910,000	1,693,184
Truist Bank 2.250%, 03/11/30 (b)	375,000	293,933
UBS Group AG 4.751%, 1Y H15 + 1.750%, 05/12/28 (144A) (c)	340,000	319,164
Wells Fargo & Co.
3.000%, 04/22/26	175,000	160,356
3.000%, 10/23/26	390,000	353,493
3.350%, SOFR + 1.500%, 03/02/33 (c)	565,000	458,197
3.908%, SOFR + 1.320%, 04/25/26 (c)	720,000	688,297
4.808%, SOFR + 1.980%, 07/25/28 (c)	375,000	357,647

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
4.897%, SOFR + 2.100%, 07/25/33 (c)	1,560,000	$1,438,216

		30,197,173

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	504,000	382,836
5.450%, 01/23/39	443,000	422,137
Constellation Brands, Inc. 3.150%, 08/01/29	283,000	243,110
Keurig Dr Pepper, Inc. 3.950%, 04/15/29	440,000	399,613

		1,447,696

Biotechnology—0.2%
CSL Finance plc 4.050%, 04/27/29 (144A)	325,000	299,347
4.250%, 04/27/32 (144A)	325,000	296,700
Royalty Pharma plc 2.150%, 09/02/31 (b)	840,000	618,738
2.200%, 09/02/30	395,000	301,070

		1,515,855

Building Materials—0.1%
Builders FirstSource, Inc. 5.000%, 03/01/30 (144A)	785,000	667,250
Standard Industries, Inc. 3.375%, 01/15/31 (144A)	125,000	87,913
4.375%, 07/15/30 (144A)	720,000	550,800

		1,305,963

Chemicals—0.0%
Celanese U.S. Holdings LLC 6.165%, 07/15/27	395,000	373,830

Commercial Services—0.5%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	1,000,000	917,370
5.500%, 08/11/32 (144A)	200,000	185,396
Gartner, Inc. 3.625%, 06/15/29 (144A)	155,000	129,037
3.750%, 10/01/30 (144A) (b)	420,000	343,831
4.500%, 07/01/28 (144A) (b)	386,000	345,161
Global Payments, Inc. 2.150%, 01/15/27	115,000	98,405
3.200%, 08/15/29	470,000	391,615
5.300%, 08/15/29	205,000	192,791
Howard University 2.291%, 10/01/26	100,000	89,264
2.701%, 10/01/29	260,000	220,461
2.801%, 10/01/30	100,000	83,210
2.901%, 10/01/31	100,000	81,769
3.476%, 10/01/41	115,000	84,375

Commercial Services—(Continued)
Service Corp. International 3.375%, 08/15/30	785,000	613,941
5.125%, 06/01/29	858,000	779,733
United Rentals North America, Inc. 4.000%, 07/15/30	85,000	70,218
4.875%, 01/15/28	65,000	59,595

		4,686,172

Computers—0.2%
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	1,530,000	1,316,203
Kyndryl Holdings, Inc. 3.150%, 10/15/31	244,000	163,609
Leidos, Inc. 3.625%, 05/15/25	235,000	225,214

		1,705,026

Cosmetics/Personal Care—0.1%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/29 (144A)	490,000	427,058

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/30/32	325,000	244,422
Capital One Financial Corp. 5.247%, SOFR + 2.600%, 07/26/30 (c)	815,000	758,929
5.268%, SOFR + 2.370%, 05/10/33 (c)	345,000	318,657
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,279,130
Intercontinental Exchange, Inc. 4.350%, 06/15/29	110,000	104,041
4.600%, 03/15/33	55,000	51,228
4.950%, 06/15/52	40,000	35,509
OneMain Finance Corp. 6.125%, 03/15/24	155,000	149,294

		2,941,210

Electric—1.1%
AES Corp. (The) 3.300%, 07/15/25 (144A) (b)	335,000	308,913
Alabama Power Co. 3.450%, 10/01/49	245,000	173,513
4.150%, 08/15/44	225,000	182,281
Berkshire Hathaway Energy Co. 1.650%, 05/15/31	165,000	124,737
Cleco Corporate Holdings LLC 3.375%, 09/15/29	255,000	214,336
4.973%, 05/01/46	20,000	16,941
Commonwealth Edison Co. 3.650%, 06/15/46	325,000	243,912
Consolidated Edison Co. of New York, Inc. 3.200%, 12/01/51	250,000	165,881
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	229,966

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp. 2.550%, 06/15/31	680,000	$533,513
Duke Energy Corp. 4.500%, 08/15/32	375,000	339,120
Duke Energy Indiana LLC 2.750%, 04/01/50	265,000	164,549
Duke Energy Progress LLC 4.000%, 04/01/52	130,000	101,838
4.375%, 03/30/44	320,000	267,229
Enel Finance International NV 5.000%, 06/15/32 (144A)	625,000	532,846
Evergy Metro, Inc. 2.250%, 06/01/30	10,000	8,132
Evergy, Inc. 2.450%, 09/15/24	165,000	156,072
2.900%, 09/15/29	345,000	285,018
Exelon Corp. 4.100%, 03/15/52 (144A)	60,000	46,292
Georgia Power Co. 4.300%, 03/15/42	365,000	291,247
4.700%, 05/15/32	170,000	159,210
Investment Energy Resources, Ltd. 6.250%, 04/26/29 (144A)	200,000	169,323
IPALCO Enterprises, Inc. 3.700%, 09/01/24	335,000	321,335
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	290,000	238,099
Jersey Central Power & Light Co. 2.750%, 03/01/32 (144A)	140,000	111,079
MidAmerican Energy Co. 3.150%, 04/15/50	140,000	95,180
3.650%, 08/01/48	45,000	34,040
NextEra Energy Capital Holdings, Inc. 4.625%, 07/15/27	625,000	604,058
NRG Energy, Inc. 2.450%, 12/02/27 (144A)	360,000	294,713
Oglethorpe Power Corp. 4.500%, 04/01/47 (144A)	130,000	101,590
5.050%, 10/01/48	115,000	96,472
Pacific Gas and Electric Co. 2.500%, 02/01/31	840,000	611,228
4.400%, 03/01/32	155,000	127,447
4.950%, 07/01/50	1,350,000	988,101
5.250%, 03/01/52	115,000	86,868
5.900%, 06/15/32	400,000	364,767
PacifiCorp. 4.125%, 01/15/49	63,000	50,079
4.150%, 02/15/50	80,000	64,326
Puget Energy, Inc. 3.650%, 05/15/25	270,000	255,410
4.100%, 06/15/30	360,000	317,221
Sempra Energy 3.400%, 02/01/28	365,000	330,033
3.800%, 02/01/38	165,000	128,645
4.000%, 02/01/48	50,000	37,275

Electric—(Continued)
Southern California Edison Co. 2.250%, 06/01/30	150,000	118,829
2.750%, 02/01/32	415,000	328,709
2.850%, 08/01/29 (b)	315,000	265,649
4.125%, 03/01/48	69,000	51,274
4.700%, 06/01/27	435,000	422,202
Southern Co. (The) 3.250%, 07/01/26	335,000	310,344
Xcel Energy, Inc. 4.600%, 06/01/32	185,000	171,459

		11,641,301

Energy-Alternate Sources—0.1%
Energo-Pro A.S. 8.500%, 02/04/27 (144A)	645,000	597,883
FS Luxembourg Sarl 10.000%, 12/15/25 (144A)	245,000	247,385

		845,268

Engineering & Construction—0.1%
IHS Holding, Ltd. 6.250%, 11/29/28 (144A)	390,000	297,453
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	919,292	846,164

		1,143,617

Entertainment—0.2%
Warnermedia Holdings, Inc. 4.279%, 03/15/32 (144A) (b)	635,000	522,404
5.141%, 03/15/52 (144A) (b)	1,460,000	1,061,155
WMG Acquisition Corp. 3.875%, 07/15/30 (144A)	855,000	700,473

		2,284,032

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	1,195,000	1,089,302

Food—0.1%
Conagra Brands, Inc. 1.375%, 11/01/27	255,000	205,667
5.400%, 11/01/48	35,000	30,151
JBS USA Food Co. 2.500%, 01/15/27 (144A)	410,000	350,292
Mondelez International, Inc. 3.000%, 03/17/32	300,000	246,406
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	635,000	612,787

		1,445,303

Gas—0.0%
NiSource, Inc. 3.490%, 05/15/27	425,000	390,453

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.3%
Alcon Finance Corp. 2.750%, 09/23/26 (144A)	200,000	$178,878
3.000%, 09/23/29 (144A)	265,000	223,536
Avantor Funding, Inc. 4.625%, 07/15/28 (144A) (b)	780,000	694,157
Baxter International, Inc. 2.539%, 02/01/32 (b)	1,485,000	1,155,941
Hologic, Inc. 4.625%, 02/01/28 (144A) (b)	658,000	607,005

		2,859,517

Healthcare-Services—0.3%
Centene Corp. 3.375%, 02/15/30	20,000	16,350
4.250%, 12/15/27	110,000	100,617
4.625%, 12/15/29	1,185,000	1,064,841
CommonSpirit Health 3.347%, 10/01/29	80,000	67,725
Humana, Inc. 3.700%, 03/23/29	465,000	416,989
Kaiser Foundation Hospitals 2.810%, 06/01/41	205,000	143,064
3.002%, 06/01/51 (b)	270,000	178,677
Sutter Health 3.361%, 08/15/50	210,000	145,673
UnitedHealth Group, Inc. 2.750%, 05/15/40	315,000	220,559
3.500%, 08/15/39	60,000	47,140
4.000%, 05/15/29	340,000	316,791
4.200%, 05/15/32	195,000	181,105
4.950%, 05/15/62	60,000	53,418

		2,952,949

Home Builders—0.1%
PulteGroup, Inc. 5.500%, 03/01/26	583,000	575,105
Taylor Morrison Communities, Inc. 5.125%, 08/01/30 (144A)	120,000	96,864
5.750%, 01/15/28 (144A) (b)	623,000	546,782
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	125,211

		1,343,962

Insurance—0.3%
Aon Corp. 2.200%, 11/15/22	350,000	349,148
2.850%, 05/28/27	55,000	49,336
Athene Global Funding Corp. 2.646%, 10/04/31 (144A)	445,000	334,758
2.717%, 01/07/29 (144A)	735,000	594,738
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	160,000	141,014
3.900%, 04/05/32 (144A) (b)	70,000	59,085
6.875%, 5Y H15 + 3.846%, 12/15/52 (144A) (c)	1,005,000	919,030

Insurance—(Continued)
Equitable Financial Life Global Funding 1.800%, 03/08/28 (144A)	755,000	630,683
Marsh & McLennan Cos., Inc. 4.750%, 03/15/39	245,000	220,321
Unum Group 4.125%, 06/15/51 (b)	45,000	29,986
Willis North America, Inc. 3.600%, 05/15/24	130,000	126,219

		3,454,318

Internet—0.2%
Amazon.com, Inc. 3.875%, 08/22/37	320,000	278,158
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	170,000	139,040
5.250%, 12/01/27 (144A)	983,000	905,363
NortonLifeLock, Inc. 5.000%, 04/15/25 (144A)	905,000	862,013
6.750%, 09/30/27 (144A)	260,000	249,478

		2,434,052

Iron/Steel—0.0%
Metinvest B.V. 5.625%, 06/17/25 (144A) (EUR)	355,000	155,171
Vale Overseas, Ltd. 3.750%, 07/08/30	280,000	226,800

		381,971

Lodging—0.0%
Las Vegas Sands Corp. 3.500%, 08/18/26	295,000	258,086

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	455,000	372,156

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 03/01/42	107,000	67,893
4.400%, 04/01/33 (b)	360,000	298,104
5.050%, 03/30/29	200,000	184,084
5.125%, 07/01/49	305,000	223,576
5.750%, 04/01/48	5,000	4,036
6.484%, 10/23/45	1,290,000	1,135,957
6.834%, 10/23/55	90,000	81,944
Comcast Corp. 2.937%, 11/01/56	54,000	32,231
2.987%, 11/01/63	157,000	90,934
3.250%, 11/01/39	30,000	22,034
3.750%, 04/01/40	220,000	172,945
COX Communications, Inc. 2.600%, 06/15/31 (144A)	350,000	271,682

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Communications LLC 3.950%, 06/15/25	2,000	$1,900
4.000%, 09/15/55 (b)	516,000	304,232
4.125%, 05/15/29	44,000	37,666
5.200%, 09/20/47	190,000	140,228
5.300%, 05/15/49	517,000	385,802
Paramount Global 4.200%, 05/19/32	260,000	210,810
4.375%, 03/15/43	215,000	143,264
4.950%, 01/15/31	410,000	361,675
Sirius XM Radio, Inc. 3.125%, 09/01/26 (144A)	835,000	733,318
4.000%, 07/15/28 (144A)	70,000	59,541
4.125%, 07/01/30 (144A) (b)	100,000	81,284
Time Warner Cable LLC 4.500%, 09/15/42	200,000	138,081

		5,183,221

Mining—0.1%
Anglo American Capital plc 2.625%, 09/10/30 (144A)	385,000	296,349
Freeport Indonesia PT 5.315%, 04/14/32 (144A)	450,000	372,375

		668,724

Miscellaneous Manufacturing—0.1%
Parker-Hannifin Corp. 4.250%, 09/15/27	220,000	209,540
4.500%, 09/15/29	200,000	188,542

		398,082

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 2.670%, 12/01/26	120,000	104,085
3.250%, 02/15/29	1,304,000	1,058,960
3.276%, 12/01/28	110,000	91,797
3.569%, 12/01/31	105,000	81,750

		1,336,592

Oil & Gas—0.5%
Aker BP ASA 2.000%, 07/15/26 (144A)	200,000	172,511
3.100%, 07/15/31 (144A)	780,000	610,690
Apache Corp. 4.875%, 11/15/27	60,000	54,900
BP Capital Markets America, Inc. 2.939%, 06/04/51 (b)	245,000	155,597
3.000%, 02/24/50	85,000	55,134
3.379%, 02/08/61	35,000	22,805
3.633%, 04/06/30	250,000	224,603
ConocoPhillips Co. 3.800%, 03/15/52	50,000	38,207
4.025%, 03/15/62 (144A)	90,000	68,015

Oil & Gas—(Continued)
Continental Resources, Inc. 5.750%, 01/15/31 (144A)	125,000	112,982
Ecopetrol S.A. 4.625%, 11/02/31	590,000	413,000
Energean Israel Finance, Ltd. 4.500%, 03/30/24 (144A)	180,000	168,750
4.875%, 03/30/26 (144A)	155,000	136,787
5.875%, 03/30/31 (144A)	155,000	126,712
EQT Corp. 5.700%, 04/01/28	45,000	44,116
Equinor ASA 3.625%, 04/06/40	170,000	135,996
3.700%, 04/06/50 (b)	180,000	139,615
Hess Corp. 7.125%, 03/15/33	127,000	132,788
7.300%, 08/15/31	285,000	300,986
Leviathan Bond, Ltd. 6.500%, 06/30/27 (144A)	480,000	440,400
Marathon Petroleum Corp. 4.700%, 05/01/25	400,000	392,726
Ovintiv, Inc. 6.500%, 08/15/34	85,000	82,805
6.625%, 08/15/37	190,000	185,954
Shell International Finance B.V. 2.875%, 11/26/41	120,000	84,038
3.000%, 11/26/51	155,000	102,752
3.250%, 04/06/50	125,000	87,805
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	323,060
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A)	535,000	492,479

		5,306,213

Packaging & Containers—0.1%
Ball Corp. 4.000%, 11/15/23	1,200,000	1,176,240

Pharmaceuticals—0.1%
AbbVie, Inc. 3.200%, 11/21/29	50,000	43,774
4.625%, 10/01/42	205,000	173,990
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	535,000	512,021
CVS Health Corp. 4.125%, 04/01/40	155,000	123,416
5.125%, 07/20/45	210,000	183,889
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27	300,000	254,793

		1,291,883

Pipelines—0.5%
DCP Midstream Operating L.P. 3.875%, 03/15/23	20,000	19,750
5.125%, 05/15/29 (b)	285,000	267,053

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer L.P. 5.250%, 04/15/29	265,000	$249,221
5.300%, 04/01/44	35,000	28,035
5.350%, 05/15/45	35,000	28,151
5.950%, 10/01/43 (b)	20,000	17,327
6.125%, 12/15/45	570,000	499,870
6.250%, 04/15/49	60,000	53,228
Enterprise Products Operating LLC 2.800%, 01/31/30 (b)	105,000	87,684
4.250%, 02/15/48	135,000	104,113
4.950%, 10/15/54	155,000	126,391
EQM Midstream Partners L.P. 6.500%, 07/01/27 (144A)	30,000	27,723
Galaxy Pipeline Assets Bidco, Ltd. 2.625%, 03/31/36 (144A)	840,000	649,250
2.940%, 09/30/40 (144A)	241,633	183,385
MPLX L.P. 4.950%, 09/01/32	425,000	386,104
4.950%, 03/14/52	285,000	223,033
NGPL PipeCo LLC 3.250%, 07/15/31 (144A)	210,000	164,438
ONEOK, Inc. 3.100%, 03/15/30	240,000	195,023
3.400%, 09/01/29	210,000	176,162
4.550%, 07/15/28	95,000	86,974
6.350%, 01/15/31	57,000	55,888
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30	560,000	469,567
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	605,000	551,137
Targa Resources Corp. 4.200%, 02/01/33	290,000	241,511
4.950%, 04/15/52	40,000	30,776
6.250%, 07/01/52	225,000	204,399
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31	65,000	55,900
Transcontinental Gas Pipe Line Co. LLC 3.250%, 05/15/30	125,000	105,677
Williams Cos., Inc. (The) 4.650%, 08/15/32 (b)	300,000	272,295

		5,560,065

Real Estate Investment Trusts—0.3%
American Tower Corp. 1.450%, 09/15/26	180,000	153,448
2.400%, 03/15/25	255,000	236,723
2.700%, 04/15/31	80,000	62,777
3.650%, 03/15/27	280,000	256,112
EPR Properties 4.950%, 04/15/28	400,000	344,286
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	215,000	161,620
4.000%, 01/15/31	195,000	159,396
5.300%, 01/15/29	235,000	214,192
5.750%, 06/01/28	270,000	252,830

Real Estate Investment Trusts—(Continued)
SBA Tower Trust 2.836%, 01/15/50 (144A)	545,000	509,869
VICI Properties L.P. 4.950%, 02/15/30 (b)	596,000	538,614
5.125%, 05/15/32	310,000	274,784

		3,164,651

Retail—0.4%
AutoZone, Inc. 4.750%, 08/01/32	220,000	206,334
FirstCash, Inc. 4.625%, 09/01/28 (144A)	758,000	634,522
5.625%, 01/01/30 (144A)	585,000	500,175
Gap, Inc. (The) 3.625%, 10/01/29 (144A)	487,000	316,550
3.875%, 10/01/31 (144A) (b)	913,000	580,409
Home Depot, Inc. (The) 3.300%, 04/15/40	165,000	126,184
4.500%, 09/15/32	785,000	750,323
Lowe’s Cos., Inc. 5.000%, 04/15/33	345,000	325,886
McDonald’s Corp. 3.625%, 09/01/49	175,000	127,412
O’Reilly Automotive, Inc. 4.700%, 06/15/32	370,000	346,232

		3,914,027

Semiconductors—0.4%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	31,000	21,722
3.419%, 04/15/33 (144A)	480,000	366,344
4.000%, 04/15/29 (144A)	1,215,000	1,070,944
Intel Corp. 3.100%, 02/15/60	275,000	165,920
4.000%, 08/05/29	950,000	883,876
4.900%, 08/05/52	390,000	344,403
Marvell Technology, Inc. 2.450%, 04/15/28	380,000	313,895
2.950%, 04/15/31	375,000	290,915
NVIDIA Corp. 3.500%, 04/01/40	385,000	299,061
NXP B.V. / NXP Funding LLC 5.550%, 12/01/28	165,000	159,356
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.300%, 06/18/29	116,000	103,874
Qorvo, Inc. 3.375%, 04/01/31 (144A)	580,000	434,507
4.375%, 10/15/29	150,000	128,494

		4,583,311

Software—0.5%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A) (b)	1,658,000	1,406,912
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	853,000	726,824

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
MSCI, Inc. 3.625%, 11/01/31 (144A)	300,000	$240,696
3.875%, 02/15/31 (144A)	295,000	248,379
4.000%, 11/15/29 (144A) (b)	190,000	164,103
Open Text Corp. 3.875%, 12/01/29 (144A) (b)	740,000	569,970
Open Text Holdings, Inc. 4.125%, 12/01/31 (144A)	130,000	97,905
Oracle Corp. 2.875%, 03/25/31	130,000	102,527
3.600%, 04/01/40	163,000	110,629
3.600%, 04/01/50	182,000	113,878
3.850%, 04/01/60	885,000	534,987
4.000%, 07/15/46	225,000	152,060
4.000%, 11/15/47	135,000	90,457
4.100%, 03/25/61	225,000	141,653
4.125%, 05/15/45	15,000	10,307
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	735,000	670,463

		5,381,750

Telecommunications—0.4%
AT&T, Inc. 3.550%, 09/15/55	1,039,000	682,453
3.650%, 06/01/51	45,000	30,400
3.650%, 09/15/59	31,000	20,085
3.800%, 12/01/57	251,000	169,562
Nokia Oyj 4.375%, 06/12/27	720,000	648,900
Rogers Communications, Inc. 3.800%, 03/15/32 (144A)	65,000	56,215
4.550%, 03/15/52 (144A)	310,000	247,247
T-Mobile USA, Inc. 2.050%, 02/15/28	545,000	452,243
2.700%, 03/15/32	25,000	19,512
3.875%, 04/15/30	345,000	306,020
4.500%, 04/15/50	55,000	44,030
5.200%, 01/15/33	230,000	219,973
5.650%, 01/15/53	155,000	146,415
Telefonica Celular del Paraguay S.A. 5.875%, 04/15/27 (144A)	730,000	648,153
Verizon Communications, Inc. 2.355%, 03/15/32	455,000	348,906
2.650%, 11/20/40	65,000	42,364
2.850%, 09/03/41	180,000	120,017
3.850%, 11/01/42	85,000	65,159
4.000%, 03/22/50	30,000	22,904

		4,290,558

Trucking & Leasing—0.2%
DAE Funding LLC 1.550%, 08/01/24 (144A)	885,000	808,557
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 11/01/24 (144A)	455,000	428,542
4.000%, 07/15/25 (144A)	405,000	386,000

Trucking & Leasing—(Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4.400%, 07/01/27 (144A)	285,000	267,443

		1,890,542

Water—0.0%
American Water Capital Corp. 4.150%, 06/01/49	140,000	111,976
4.450%, 06/01/32	240,000	222,766

		334,742

Total Corporate Bonds & Notes (Cost $150,795,594)		126,442,391

Mortgage-Backed Securities—6.1%

Collateralized Mortgage Obligations—3.8%
Adjustable Rate Mortgage Trust 3.584%, 1M LIBOR + 0.500%, 01/25/36 (c)	69,860	64,347
3.624%, 1M LIBOR + 0.540%, 11/25/35 (c)	40,001	39,347
Alternative Loan Trust 2.454%, 12M MTA + 1.350%, 08/25/35 (c)	170,409	142,491
3.534%, 1M LIBOR + 0.450%, 03/01/38 (c)	135,652	109,300
3.624%, 1M LIBOR + 0.540%, 01/25/36 (c)	70,199	62,666
3.884%, 1M LIBOR + 0.800%, 12/25/35 (c)	78,918	68,063
5.500%, 11/25/35	359,222	214,214
Angel Oak Mortgage Trust LLC 0.951%, 07/25/66 (144A) (c)	770,800	636,943
0.985%, 04/25/66 (144A) (c)	306,578	260,307
0.990%, 04/25/53 (144A) (c)	315,527	296,426
1.068%, 05/25/66 (144A) (c)	616,529	524,190
1.820%, 11/25/66 (144A) (c)	540,664	461,675
3.628%, 03/25/49 (144A) (c)	827	824
3.920%, 11/25/48 (144A) (c)	31,238	31,045
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (c)	377,900	353,646
Bear Stearns Adjustable Rate Mortgage Trust 3.277%, 07/25/36 (c)	147,873	130,286
Bear Stearns ALT-A Trust 3.564%, 1M LIBOR + 0.480%, 02/25/36 (c)	306,724	300,980
Bear Stearns Mortgage Funding Trust 3.264%, 1M LIBOR + 0.180%, 10/25/36 (c)	79,305	66,543
3.484%, 1M LIBOR + 0.400%, 02/25/37 (c)	304,920	271,846
BINOM Securitization Trust 2.034%, 06/25/56 (144A) (c)	364,017	315,739
BRAVO Residential Funding Trust 0.941%, 02/25/49 (144A) (c)	225,493	207,097
0.970%, 03/25/60 (144A) (c)	219,134	207,174
CIM Trust 3.000%, 04/25/57 (144A) (c)	43,686	43,549
Citigroup Mortgage Loan Trust 3.228%, 11/25/70 (144A) (n)	357,353	344,910
COLT Mortgage Loan Trust 0.910%, 06/25/66 (144A) (c)	496,695	409,979
0.956%, 09/27/66 (144A) (c)	865,323	691,563
4.301%, 03/25/67 (144A) (c)	189,534	181,466

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Connecticut Avenue Securities Trust 4.855%, SOFR30A + 2.550%, 07/25/42 (144A) (c)	179,138	$178,246
5.234%, 1M LIBOR + 2.150%, 11/25/39 (144A) (c)	179,187	174,813
Countrywide Home Loan Mortgage Pass-Through Trust 3.120%, 06/20/35 (c)	4,911	4,644
3.339%, 09/25/47 (c)	184,693	165,273
3.484%, 1M LIBOR + 0.400%, 04/25/46 (c)	174,904	146,750
3.764%, 1M LIBOR + 0.680%, 02/25/35 (c)	68,944	58,957
CSMC Trust 0.938%, 05/25/66 (144A) (c)	446,036	345,383
1.179%, 02/25/66 (144A) (c)	634,858	550,673
1.796%, 12/27/60 (144A) (c)	312,395	290,593
1.841%, 10/25/66 (144A) (c)	545,591	456,682
2.265%, 11/25/66 (144A) (c)	1,272,764	1,090,463
3.250%, 04/25/47 (144A) (c)	315,511	281,039
Deephaven Residential Mortgage Trust 0.899%, 04/25/66 (144A) (c)	214,431	181,139
Deutsche ALT-A Securities Mortgage Loan Trust 3.234%, 1M LIBOR + 0.150%, 12/25/36 (c)	171,681	159,508
Ellington Financial Mortgage Trust 0.931%, 06/25/66 (144A) (c)	205,207	170,876
2.206%, 01/25/67 (144A) (c)	597,828	503,427
GCAT LLC 1.036%, 05/25/66 (144A) (c)	420,765	355,725
1.091%, 05/25/66 (144A) (c)	566,550	470,460
1.262%, 07/25/66 (144A) (c)	1,083,835	861,870
1.915%, 08/25/66 (144A) (c)	428,155	381,229
GreenPoint Mortgage Funding Trust 2.504%, 12M MTA + 1.400%, 10/25/45 (c)	140,661	110,930
GSR Mortgage Loan Trust 2.889%, 01/25/36 (c)	176,541	173,680
3.384%, 1M LIBOR + 0.300%, 01/25/37 (c)	446,225	126,504
6.000%, 07/25/37	139,229	98,265
Imperial Fund Mortgage Trust 3.638%, 03/25/67 (144A) (n)	1,249,585	1,122,467
IndyMac INDX Mortgage Loan Trust 3.225%, 10/25/35 (c)	10,772	9,679
JPMorgan Mortgage Trust 3.262%, 05/25/36 (c)	12,121	10,137
Legacy Mortgage Asset Trust 1.650%, 11/25/60 (144A) (n)	206,949	189,158
1.750%, 04/25/61 (144A) (n)	312,240	289,688
1.750%, 07/25/61 (144A) (n)	403,770	367,733
3.250%, 11/25/59 (144A) (n)	740,063	739,377
LSTAR Securities Investment, Ltd. 4.264%, 1M LIBOR + 1.700%, 03/02/26 (144A) (c)	729,594	668,026
4.364%, 1M LIBOR + 1.800%, 02/01/26 (144A) (c)	491,842	491,584
6.064%, 1M LIBOR + 3.500%, 04/01/24 (144A) (c)	234,916	233,311
6.064%, 1M LIBOR + 3.500%, 05/01/24 (144A) (c)	447,641	435,891
MASTR Adjustable Rate Mortgages Trust 3.269%, 09/25/33 (c)	48,737	45,355
3.819%, 11/21/34 (c)	37,404	35,346
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (c)	325,489	306,878

Collateralized Mortgage Obligations—(Continued)
MFA Trust 1.029%, 11/25/64 (144A) (c)	333,157	270,278
1.153%, 04/25/65 (144A) (c)	266,084	244,843
Mill City Mortgage Loan Trust 3.485%, 04/25/66 (144A) (c)	770,439	732,917
3.500%, 08/25/58 (144A) (c)	356,207	342,208
Morgan Stanley Mortgage Loan Trust 3.651%, 05/25/36 (c)	139,545	76,972
New Residential Mortgage Loan Trust 0.941%, 10/25/58 (144A) (c)	224,673	210,204
2.492%, 09/25/59 (144A) (c)	90,673	83,098
3.194%, 1M LIBOR + 0.750%, 01/25/48 (144A) (c)	441,215	426,992
3.500%, 08/25/59 (144A) (c)	346,232	328,626
3.750%, 11/26/35 (144A) (c)	316,724	295,873
3.945%, 09/25/57 (144A) (c)	478,697	454,850
4.000%, 02/25/57 (144A) (c)	586,136	558,477
4.000%, 03/25/57 (144A) (c)	604,268	573,737
4.000%, 04/25/57 (144A) (c)	481,945	457,435
4.000%, 05/25/57 (144A) (c)	331,430	312,300
NMLT Trust 1.185%, 05/25/56 (144A) (c)	899,768	763,880
OBX Trust 1.054%, 07/25/61 (144A) (c)	536,284	427,887
1.072%, 02/25/66 (144A) (c)	567,690	493,340
2.305%, 11/25/61 (144A) (c)	1,056,749	907,614
Preston Ridge Partners Mortgage LLC 1.793%, 06/25/26 (144A) (n)	573,077	515,417
1.793%, 07/25/26 (144A) (n)	539,742	496,586
1.867%, 04/25/26 (144A) (n)	1,014,489	926,965
2.363%, 11/25/25 (144A) (n)	146,271	139,086
2.363%, 10/25/26 (144A) (n)	1,077,077	994,501
2.487%, 10/25/26 (144A) (n)	462,753	417,676
RALI Series Trust 3.684%, 1M LIBOR + 0.600%, 04/25/36 (c)	459,508	391,364
6.000%, 12/25/35	129,479	108,732
RFMSI Trust 3.464%, 08/25/35 (c)	50,734	25,666
Seasoned Credit Risk Transfer Trust 2.500%, 08/25/59	508,395	443,161
3.500%, 11/25/57	418,242	388,523
3.500%, 03/25/58	829,845	765,972
3.500%, 07/25/58	1,148,227	1,060,375
3.500%, 08/25/58	225,021	207,258
3.500%, 10/25/58	896,705	827,895
Starwood Mortgage Residential Trust 0.943%, 05/25/65 (144A) (c)	180,842	168,347
1.219%, 05/25/65 (144A) (c)	480,679	446,376
1.920%, 11/25/66 (144A) (c)	828,096	678,770
Structured Adjustable Rate Mortgage Loan Trust 3.384%, 1M LIBOR + 0.300%, 09/25/34 (c)	36,462	32,174
Toorak Mortgage Corp., Ltd. 2.240%, 06/25/24 (144A) (n)	670,000	635,640
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (c)	256,485	252,573
2.750%, 04/25/57 (144A) (c)	50,650	50,179
2.750%, 06/25/57 (144A) (c)	352,443	337,791
2.918%, 11/30/60 (144A) (c)	1,254,928	1,104,619

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust 0.918%, 02/25/64 (144A) (c)	287,666	$263,041
0.938%, 07/25/66 (144A) (c)	383,802	308,010
1.031%, 02/25/66 (144A) (c)	249,432	207,053
1.824%, 11/25/66 (144A) (c)	580,624	496,165
1.829%, 10/25/66 (144A) (c)	1,161,891	983,407
WaMu Mortgage Pass-Through Certificates Trust 1.984%, 12M MTA + 0.880%, 10/25/46 (c)	124,079	106,047
3.198%, 06/25/37 (c)	71,012	63,269
Washington Mutual Mortgage Pass-Through Certificates 3.684%, 1M LIBOR + 0.600%, 07/25/36 (c)	56,606	37,233
Wells Fargo Mortgage-Backed Securities Trust 4.166%, 09/25/36 (c)	48,008	45,372
4.240%, 10/25/36 (c)	48,410	44,970

		40,650,119

Commercial Mortgage-Backed Securities—2.3%
BANK 0.711%, 11/15/62 (c) (d)	4,557,450	150,383
0.760%, 11/15/62 (c) (d)	2,245,498	80,938
0.810%, 12/15/52 (c) (d)	3,641,039	138,795
0.842%, 11/15/50 (c) (d)	6,856,917	198,099
0.900%, 11/15/54 (c) (d)	795,732	25,089
0.938%, 09/15/62 (c) (d)	4,070,172	173,923
1.039%, 05/15/62 (c) (d)	2,880,672	127,676
1.896%, 03/15/63 (c) (d)	4,987,445	502,090
2.036%, 02/15/54	565,000	443,249
3.688%, 02/15/61	1,700,000	1,570,054
Barclays Commercial Mortgage Trust 1.100%, 04/15/53 (c) (d)	1,280,000	77,015
1.603%, 02/15/50 (c) (d)	5,180,859	242,464
3.793%, 1M LIBOR + 0.975%, 08/15/36 (144A) (c)	1,802,000	1,761,214
4.600%, 06/15/55 (c)	245,000	233,795
5.134%, 12/15/51 (c)	475,000	418,207
Benchmark Mortgage Trust 0.658%, 07/15/51 (c) (d)	4,261,236	76,528
0.677%, 01/15/51 (c) (d)	1,998,247	40,502
1.170%, 08/15/52 (c) (d)	1,986,994	86,174
1.385%, 03/15/62 (c) (d)	6,086,047	327,828
1.631%, 01/15/54 (c) (d)	2,360,531	211,743
1.915%, 07/15/53 (c) (d)	1,325,326	108,117
3.882%, 02/15/51 (c)	795,000	740,261
4.016%, 03/15/52	1,600,000	1,484,898
BPR Trust 6.077%, 1M TSFR + 3.232%, 08/15/24 (144A) (c)	575,000	567,863
BX Commercial Mortgage Trust 3.738%, 1M LIBOR + 0.920%, 10/15/36 (144A) (c)	914,065	900,274
BX Trust 5.296%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	590,000	588,637
CAMB Commercial Mortgage Trust 5.368%, 1M LIBOR + 2.550%, 12/15/37 (144A) (c)	665,000	619,613
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	476,453
Citigroup Commercial Mortgage Trust 1.056%, 07/10/47 (c) (d)	3,106,153	40,749
1.157%, 04/10/48 (c) (d)	3,756,162	76,225

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.660%, 02/10/47 (c) (d)	2,573,384	13,371
0.803%, 08/10/46 (c) (d)	622,319	2,224
1.700%, 10/15/45 (c) (d)	134,038	6
2.819%, 01/10/39 (144A)	205,000	178,385
2.853%, 10/15/45	49,418	49,318
3.101%, 03/10/46	145,000	144,402
3.213%, 03/10/46	171,029	169,907
3.424%, 03/10/31 (144A)	1,065,000	1,063,487
3.612%, 06/10/46 (c)	260,000	258,053
3.796%, 08/10/47	225,000	218,397
3.961%, 03/10/47	235,125	230,600
4.074%, 02/10/47 (c)	115,000	113,223
4.084%, 01/10/39 (144A) (c)	210,000	177,382
4.205%, 08/10/46	95,140	94,217
4.210%, 08/10/46 (c)	175,000	173,780
4.236%, 02/10/47 (c)	190,000	187,475
4.750%, 10/15/45 (144A) (c)	273,831	19,130
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	822	811
CSAIL Commercial Mortgage Trust 0.858%, 06/15/57 (c) (d)	10,939,550	155,255
1.066%, 11/15/48 (c) (d)	711,324	15,338
2.028%, 01/15/49 (c) (d)	1,504,321	75,320
DBJPM Mortgage Trust 1.827%, 09/15/53 (c) (d)	1,009,293	73,424
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,140,048
3.576%, 1M TSFR + 0.731%, 08/15/36 (144A) (c)	90,000	88,484
GS Mortgage Securities Trust 0.088%, 07/10/46 (c) (d)	9,902,296	2,269
0.093%, 08/10/44 (144A) (c) (d)	148,573	1
5.168%, 04/10/47 (144A) (c)	465,000	340,974
JPMBB Commercial Mortgage Securities Trust 0.747%, 09/15/47 (c) (d)	2,749,187	24,157
3.363%, 07/15/45	245,450	242,249
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (c)	302,247	277,973
2.812%, 01/16/37 (144A)	305,000	276,885
4.472%, 12/15/47 (144A) (c)	130,000	107,872
Morgan Stanley Bank of America Merrill Lynch Trust 1.102%, 12/15/47 (c) (d)	1,762,170	26,397
1.123%, 10/15/48 (c) (d)	750,309	14,128
2.918%, 02/15/46	110,575	110,224
3.134%, 12/15/48	325,569	324,674
3.766%, 11/15/46	160,061	156,703
4.259%, 10/15/46 (c)	115,000	114,013
Morgan Stanley Capital Trust 1.483%, 06/15/50 (c) (d)	1,502,003	59,842
3.912%, 09/09/32 (144A)	1,140,000	1,060,055
5.253%, 07/15/49 (144A) (c)	265,000	136,234
5.299%, 10/12/52 (144A) (c)	12,137	5,158
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (c)	150,000	108,464
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,128,854

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
UBS Commercial Mortgage Trust 1.237%, 08/15/50 (c) (d)	720,557	$28,374
UBS-Barclays Commercial Mortgage Trust 3.185%, 03/10/46	145,129	144,581
3.244%, 04/10/46	300,119	297,659
Wells Fargo Commercial Mortgage Trust 1.030%, 09/15/57 (c) (d)	4,623,522	99,177
1.213%, 05/15/48 (c) (d)	2,703,441	54,376
2.942%, 10/15/49	890,000	812,326
4.287%, 05/15/48 (c)	80,000	69,750
WF-RBS Commercial Mortgage Trust 1.419%, 03/15/47 (c) (d)	1,313,051	15,059
2.875%, 12/15/45	64,185	64,041
3.016%, 11/15/47 (144A)	86,806	5,191
3.071%, 03/15/45	144,870	144,361
3.345%, 05/15/45	100,000	98,465
3.723%, 05/15/47	84,713	82,685
3.995%, 05/15/47	160,281	156,518
4.045%, 03/15/47	40,000	39,318
4.101%, 03/15/47	335,000	329,615
5.000%, 06/15/44 (144A) (c)	105,000	68,507

		24,158,022

Total Mortgage-Backed Securities (Cost $75,824,260)		64,808,141

Asset-Backed Securities—4.4%

Asset-Backed - Automobile—0.7%
American Credit Acceptance Receivables Trust 4.550%, 10/13/26 (144A)	55,000	54,207
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	518,817
Carvana Auto Receivables Trust 4.130%, 04/12/27	970,000	952,870
Credit Acceptance Auto Loan Trust 1.000%, 05/15/30 (144A)	370,000	352,460
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	457,949
Exeter Automobile Receivables Trust 2.580%, 09/15/25 (144A)	1,029,743	1,016,053
2.730%, 12/15/25 (144A)	315,000	310,113
4.570%, 01/15/27	370,000	362,936
Flagship Credit Auto Trust 4.690%, 07/17/28 (144A)	503,000	488,789
GLS Auto Receivables Issuer Trust 4.920%, 01/15/27 (144A)	90,000	88,809
Santander Drive Auto Receivables Trust 1.480%, 01/15/27	140,000	134,575
4.420%, 11/15/27	735,000	715,580
4.430%, 03/15/27	235,000	229,897
4.720%, 06/15/27	165,000	162,559
Westlake Automobile Receivables Trust
1.650%, 02/17/26 (144A)	415,000	394,880
2.720%, 11/15/24 (144A)	765,000	760,329

Asset-Backed - Automobile—(Continued)
Westlake Automobile Receivables Trust
4.310%, 09/15/27 (144A)	560,000	546,544

		7,547,367

Asset-Backed - Credit Card—0.1%
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	495,000	470,250

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust 3.184%, 1M LIBOR + 0.100%, 12/25/46 (c)	48,535	25,797
3.684%, 1M LIBOR + 0.600%, 03/25/36 (c)	547,009	309,698
5.985%, 06/25/36 (c)	435,618	122,076
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (n)	239,171	103,199
Soundview Home Loan Trust 3.584%, 1M LIBOR + 0.500%, 11/25/36 (c)	408,802	380,755

		941,525

Asset-Backed - Other—3.5%
510 Asset Backed Trust 2.116%, 06/25/61 (144A) (n)	853,417	790,702
Affirm Asset Securitization Trust 1.900%, 01/15/25 (144A)	155,959	152,431
3.460%, 10/15/24 (144A)	69,796	69,246
Amur Equipment Finance Receivables XI LLC Trust 5.300%, 06/21/28 (144A)	260,000	258,428
Apex Credit CLO, Ltd. 3.783%, 3M LIBOR + 1.000%, 04/24/29 (144A) (c)	865,092	848,567
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	134,896	108,835
Arbor Realty Commercial Real Estate Notes, Ltd. 3.918%, 1M LIBOR + 1.100%, 05/15/36 (144A) (c)	210,000	205,885
Avant Loans Funding Trust 1.210%, 07/15/30 (144A)	455,000	427,147
Bain Capital Credit CLO, Ltd. 3.963%, 3M LIBOR + 1.180%, 07/25/34 (144A) (c)	1,325,000	1,263,157
Bayview Koitere Fund Trust 3.500%, 07/28/57 (144A) (c)	435,732	417,363
Bayview Opportunity Master Fund Trust 3.500%, 10/28/57 (144A) (c)	396,367	384,288
BlueMountain CLO, Ltd. 3.810%, 3M LIBOR + 1.100%, 04/20/34 (144A) (c)	825,000	790,083
3.888%, 3M LIBOR + 1.150%, 04/19/34 (144A) (c)	1,560,000	1,497,656
Buckhorn Park CLO, Ltd. 3.860%, 3M LIBOR + 1.120%, 07/18/34 (144A) (c)	555,000	531,400
CF Hippolyta LLC 1.990%, 07/15/60 (144A)	249,703	208,054
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	906,733
Domino’s Pizza Master Issuer LLC 2.662%, 04/25/51 (144A)	513,500	422,859
3.668%, 10/25/49 (144A)	321,750	277,434
4.116%, 07/25/48 (144A)	673,750	634,142

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Finance America Mortgage Loan Trust 4.134%, 1M LIBOR + 1.050%, 09/25/33 (c)	43,496	$40,957
FirstKey Homes Trust 4.145%, 05/17/39 (144A)	289,236	273,011
4.250%, 07/17/39 (144A)	1,188,203	1,114,136
GMACM Home Equity Loan Trust 3.584%, 1M LIBOR + 0.500%, 10/25/34 (144A) (c)	11,815	12,136
Harriman Park CLO, Ltd. 3.830%, 3M LIBOR + 1.120%, 04/20/34 (144A) (c)	1,655,000	1,588,441
KKR CLO, Ltd. 3.512%, 3M LIBOR + 1.000%, 04/15/31 (144A) (c)	1,230,000	1,193,066
Knollwood CDO, Ltd. 5.591%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c)	778,867	78
LCM, Ltd. 3.750%, 3M LIBOR + 1.040%, 10/20/27 (144A) (c)	394,382	390,653
Madison Park Funding, Ltd. 3.860%, 3M LIBOR + 1.120%, 07/17/34 (144A) (c)	1,330,000	1,270,444
MF1, Ltd. 4.034%, SOFR30A + 1.750%, 02/19/37 (144A) (c)	685,000	660,064
MFA LLC 2.363%, 03/25/60 (144A) (n)	732,769	699,792
Morgan Stanley ABS Capital I, Inc. Trust 3.384%, 1M LIBOR + 0.300%, 06/25/36 (c)	8,182	7,107
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	112,898	103,165
Octagon Investment Partners, Ltd. 3.668%, 3M TSFR + 1.340%, 04/15/35 (144A) (c)	1,155,000	1,109,913
OZLM, Ltd. 3.532%, 3M LIBOR + 1.020%, 04/15/31 (144A) (c)	900,000	877,414
3.750%, 3M LIBOR + 1.010%, 07/17/29 (144A) (c)	256,928	253,003
3.832%, 3M LIBOR + 1.050%, 04/30/27 (144A) (c)	135	134
Pretium Mortgage Credit Partners LLC 1.992%, 06/27/60 (144A) (n)	524,336	487,718
1.992%, 02/25/61 (144A) (n)	902,197	842,307
2.487%, 07/25/51 (144A) (n)	473,525	440,561
2.981%, 01/25/52 (144A) (n)	1,166,447	1,052,297
Progress Residential Trust 1.510%, 10/17/38 (144A)	809,252	693,666
3.200%, 04/17/39 (144A)	280,000	253,939
4.438%, 05/17/41 (144A)	765,000	718,313
4.451%, 06/17/39 (144A)	216,426	206,286
4.750%, 10/27/27 (144A)	350,000	341,662
Regatta VI Funding, Ltd. 3.870%, 3M LIBOR + 1.160%, 04/20/34 (144A) (c)	1,200,000	1,134,793
RR 1 LLC 3.662%, 3M LIBOR + 1.150%, 07/15/35 (144A) (c)	1,365,000	1,309,203
RR 16, Ltd. 3.622%, 3M LIBOR + 1.110%, 07/15/36 (144A) (c)	1,175,000	1,124,862
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	190,728	157,901
Sound Point CLO XXIX, Ltd. 3.853%, 3M LIBOR + 1.070%, 04/25/34 (144A) (c)	1,300,000	1,245,260
Summit Issuer LLC 2.290%, 12/20/50 (144A)	320,000	280,968
Symphony CLO, Ltd. 3.433%, 3M LIBOR + 0.950%, 07/14/26 (144A) (c)	96,441	96,167

Asset-Backed - Other—(Continued)
Tricon Residential Trust 4.849%, 07/17/40 (144A)	773,000	753,967
Upstart Securitization Trust 0.830%, 07/20/31 (144A)	146,803	142,102
VCAT Asset Securitization LLC
1.743%, 05/25/51 (144A) (n)	501,314	459,533
2.115%, 03/27/51 (144A) (n)	156,828	148,070
Venture CLO, Ltd. 3.642%, 3M LIBOR + 1.130%, 04/15/34 (144A) (c)	1,300,000	1,238,451
3.752%, 3M LIBOR + 1.240%, 04/15/34 (144A) (c)	500,000	478,297
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (n)	555,731	515,339
Voya CLO, Ltd. 3.640%, 3M LIBOR + 0.900%, 01/18/29 (144A) (c)	1,115,112	1,097,099
Wellfleet CLO X, Ltd. 3.880%, 3M LIBOR + 1.170%, 07/20/32 (144A) (c)	1,065,000	1,032,118
Wendy’s Funding LLC 2.370%, 06/15/51 (144A)	1,170,188	930,264
3.884%, 03/15/48 (144A)	414,338	368,260
Wingstop Funding LLC 2.841%, 12/05/50 (144A)	163,763	139,166

		37,476,493

Total Asset-Backed Securities (Cost $49,728,616)		46,435,635

Foreign Government—1.7%

Sovereign—1.7%
Angolan Government International Bonds 8.000%, 11/26/29	400,000	300,088
8.250%, 05/09/28	205,000	161,192
Benin Government International Bond 4.950%, 01/22/35 (144A) (EUR)	620,000	382,565
Bermuda Government International Bond 2.375%, 08/20/30 (144A) (b)	200,000	159,098
5.000%, 07/15/32 (144A)	405,000	384,547
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	11,104,000	1,911,593
Chile Government International Bonds 1.250%, 01/22/51 (EUR)	700,000	339,587
4.000%, 01/31/52	220,000	160,443
Colombia Government International Bonds 5.000%, 06/15/45	800,000	484,238
5.200%, 05/15/49	200,000	123,308
5.625%, 02/26/44	225,000	148,781
Egypt Government International Bonds 7.300%, 09/30/33 (144A)	200,000	115,043
7.903%, 02/21/48	270,000	140,486
8.500%, 01/31/47	200,000	110,896
Finance Department Government of Sharjah 3.625%, 03/10/33 (144A)	550,000	426,490
Hungary Government International Bond 1.625%, 04/28/32 (EUR)	1,320,000	863,483

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds 1.100%, 03/12/33 (EUR)	1,170,000	$781,757
2.150%, 07/18/24 (EUR)	100,000	94,874
2.625%, 06/14/23 (EUR)	100,000	97,249
Ivory Coast Government International Bond 4.875%, 01/30/32 (EUR)	460,000	301,042
Jordan Government International Bond 5.850%, 07/07/30	430,000	349,375
Mexican Bonos 7.750%, 05/29/31 (MXN)	72,152,300	3,179,509
Mexico Government International Bonds
1.125%, 01/17/30 (EUR)	200,000	147,980
1.450%, 10/25/33 (EUR)	1,330,000	854,302
4.875%, 05/19/33	205,000	180,192
North Macedonia Government International Bonds 2.750%, 01/18/25 (EUR)	425,000	376,952
3.675%, 06/03/26 (144A) (EUR)	515,000	440,964
Panama Government International Bonds 3.870%, 07/23/60	1,170,000	694,440
4.300%, 04/29/53	200,000	133,370
Philippine Government International Bonds 1.200%, 04/28/33 (EUR)	1,010,000	689,379
1.750%, 04/28/41 (EUR)	300,000	176,468
Romanian Government International Bonds 2.625%, 12/02/40 (144A) (EUR)	635,000	317,439
2.750%, 04/14/41 (EUR)	1,045,000	523,711
3.375%, 02/08/38 (EUR)	310,000	187,183
4.625%, 04/03/49 (EUR)	738,000	475,193
Russian Federal Bond - OFZ 5.900%, 03/12/31 (RUB) (l)	148,955,000	779,416
Saudi Government International Bond 2.000%, 07/09/39 (EUR)	650,000	460,276
Senegal Government International Bonds 4.750%, 03/13/28 (EUR)	245,000	193,506
6.250%, 05/23/33	485,000	363,720

Total Foreign Government (Cost $28,591,086)		18,010,135

Municipals—0.6%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds 6.038%, 12/01/29	85,000	79,779
6.138%, 12/01/39	325,000	281,743
6.319%, 11/01/29	480,000	453,865
Chicago Transit Authority Sale Tax Receipts Fund 3.912%, 12/01/40	170,000	142,661
Metropolitan Transportation Authority 4.750%, 11/15/45	505,000	475,290
5.175%, 11/15/49	1,390,000	1,236,147
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	191,000	206,917
New York Transportation Development Corp 4.248%, 09/01/35	1,150,000	1,095,602
Philadelphia, Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,307,359
State Board of Administration Finance Corp. 1.258%, 07/01/25	975,000	882,713
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	180,000	215,442
State of Illinois 4.950%, 06/01/23	242,727	242,666
5.000%, 01/01/23	70,000	70,123

Total Municipals (Cost $7,523,305)		6,690,307

Floating Rate Loans (o)—0.0%

Engineering & Construction—0.0%
Artera Services LLC
Incremental Term Loan, 7.174%, 3M LIBOR + 3.500%, 03/06/25	98,750	81,140

Entertainment—0.0%
Crown Finance U.S., Inc.
Incremental Term Loan B1, 10.076%, 6M LIBOR + 8.250%, 02/28/25	3,492	3,766
USD Term Loan, 4.000%, 3M LIBOR + 2.500%, 02/28/25 (l)	79,970	34,754
DIP Delayed Draw Term Loan, 09/07/23 (p)	3,068	3,135
DIP Term Loan, 09/08/23 (p)	36,512	37,298

		78,953

Healthcare-Products—0.0%
Avantor Funding, Inc. Term Loan B5, 5.365%, 1M LIBOR + 2.250%, 11/08/27	6,665	6,516

Insurance—0.0%
Sedgwick Claims Management Services, Inc. Term Loan B, 6.865%, 1M LIBOR + 3.750%, 09/03/26	130,613	125,160

Oil & Gas—0.0%
Paragon Offshore Finance Co. Term Loan B, 07/18/22 (k) (m)	587	0

Total Floating Rate Loans (Cost $353,376)		291,769

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $29,989,514; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $30,586,540.	29,986,765	29,986,765

Total Short-Term Investments (Cost $29,986,765)		29,986,765

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (q)—5.2%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.0%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (c)	1,000,000	$1,000,000
Bank of Nova Scotia 3.470%, SOFR + 0.510%, 03/15/23 (c)	1,000,000	1,000,000
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (c)	1,000,000	999,852
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (c)	2,000,000	2,001,790
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (c)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (c)	2,000,000	2,001,586
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (c)	1,000,000	1,000,222
Sumitomo Mitsui Trust Bank, Ltd. 3.410%, SOFR + 0.450%, 02/24/23 (c)	1,000,000	1,000,839

		11,004,289

Commercial Paper—0.3%
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (c)	2,000,000	2,001,876
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (c)	1,000,000	1,000,000

		3,001,876

Repurchase Agreements—2.8%
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,002,558; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,225,508.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $2,201,313; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $2,249,612.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $2,701,680; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $2,959,335.	2,700,000	2,700,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $3,081,756; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $3,143,391.	3,080,998	3,080,998

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $2,011,264; collateralized by various Common Stock with an aggregate market value of $2,238,330.	2,010,000	2,010,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,000,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,041,360.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,600,407; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,777,703.	1,600,000	1,600,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $600,154; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $666,639.	600,000	600,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $900,555; collateralized by various Common Stock with an aggregate market value of $1,001,206.	900,000	900,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,867.	3,000,000	3,000,000

		29,090,998

Mutual Funds—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (r)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (r)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (r)	800,000	800,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (r)	5,000,000	5,000,000

		11,800,000

Total Securities Lending Reinvestments (Cost $54,890,998)		54,897,163

Total Investments—112.9% (Cost $1,293,675,178)		1,194,916,074
Other assets and liabilities (net)—(12.9)%		(136,487,610)

Net Assets—100.0%		$1,058,428,464

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $56,930,977 and the collateral received consisted of cash in the amount of $54,890,998 and non-cash collateral with a value of $4,132,905. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $2,351,532.
(h)	All or a portion of the security was pledged as collateral against open OTC option contracts. As of September 30, 2022, the market value of securities pledged was $228,463.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $776,733.
(j)	Principal amount of security is adjusted for inflation.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(p)	This loan will settle after September 30, 2022, at which time the interest rate will be determined.
(q)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(r)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $136,183,288, which is 12.9% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.000%	TBA	$(456,000)	$(408,484)	$(423,100)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	175,973	BOA	10/31/22	USD	172,226	$557
EUR	449,000	CBNA	12/21/22	USD	442,191	539
EUR	533,000	CBNA	12/21/22	USD	536,365	(10,808)
EUR	166,000	TDB	12/21/22	USD	167,996	(4,314)
EUR	57,000	UBSA	12/21/22	USD	57,662	(1,458)
EUR	58,000	WBC	12/21/22	USD	59,177	(1,987)
EUR	132,000	WBC	12/21/22	USD	132,839	(2,682)

Contracts to Deliver
BRL	9,480,000	BOA	12/21/22	USD	1,775,647	48,846
EUR	449,334	TDB	10/31/22	USD	433,946	(7,241)
EUR	9,752,000	DBAG	12/21/22	USD	9,817,436	201,607
MXN	66,870,000	CBNA	12/21/22	USD	3,264,945	(9,030)

Net Unrealized Appreciation						$214,029

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/22	108	AUD	12,648,581	$(172,485)
Canada Government Bond 10 Year Futures	12/19/22	63	CAD	7,786,170	(32,251)
U.S. Treasury Note 2 Year Futures	12/30/22	168	USD	34,505,625	(145,854)
U.S. Treasury Note 5 Year Futures	12/30/22	411	USD	44,185,711	(334,476)

Futures Contracts—Short
Euro-Bund Futures	12/08/22	(35)	EUR	(4,847,150)	229,986
Euro-Buxl 30 Year Bond Futures	12/08/22	(30)	EUR	(4,399,200)	376,580
Euro-Schatz Futures	12/08/22	(125)	EUR	(13,395,625)	(39,909)
U.S. Treasury Long Bond Futures	12/20/22	(86)	USD	(10,870,938)	823,212
U.S. Treasury Note 10 Year Futures	12/20/22	(179)	USD	(20,059,188)	593,673
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	(45)	USD	(5,331,797)	79,761
U.S. Treasury Ultra Long Bond Futures	12/20/22	(46)	USD	(6,302,000)	231,603

Net Unrealized Appreciation					$1,609,840

Written Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC-5 Yr. CDS	0.850%	BBP	CDX.NA.IG.38	Buy	10/19/22	(34,100,000)	USD	(34,100,000)	$(63,426)	$(7,649)	$55,777
Call - OTC-5 Yr. CDS	1.050%	BOA	CDX.NA.IG.39	Buy	10/19/22	(34,100,000)	USD	(34,100,000)	(75,020)	(62,553)	12,467
Put - OTC-5 Yr. CDS	0.850%	BBP	CDX.NA.IG.38	Sell	10/19/22	(34,100,000)	USD	(34,100,000)	(100,254)	(237,517)	(137,263)
Put - OTC-5 Yr. CDS	1.050%	BOA	CDX.NA.IG.39	Sell	10/19/22	(34,100,000)	USD	(34,100,000)	(110,825)	(129,208)	(18,383)

Totals									$(349,525)	$(436,927)	$(87,402)

Swap Agreements

Centrally Cleared Credit Default Swaps on Sovereign Issues and Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/27	2.901%	USD	1,986,000	$150,474	$105,063	$45,411
CDX.EM.38.V1	(1.000%)	Quarterly	12/20/27	3.332%	USD	3,440,000	342,610	292,474	50,136

Totals							$493,084	$397,537	$95,547

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39.V1	5.000%	Quarterly	12/20/27	6.087%	USD	3,180,000	$(133,290)	$(139,700)	$6,410

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	86.069%	USD	64,430	$4,725	$8,234	$(3,509)
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	119,553	—	(241)	241

Totals								$4,725	$7,993	$(3,268)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	86.069%	USD	64,430	$(4,725)	$(1,616)	$(3,109)
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	119,553	—	3,340	(3,340)

Totals								$(4,725)	$1,724	$(6,449)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG
(WBC)—	Westpac Banking Corp.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$616,616,596	$—	$—	$616,616,596
Total U.S. Treasury & Government Agencies*	—	230,737,172	—	230,737,172
Corporate Bonds & Notes
Advertising	—	449,905	—	449,905
Aerospace/Defense	—	1,240,719	—	1,240,719
Agriculture	—	1,573,355	—	1,573,355
Apparel	—	841,082	—	841,082
Auto Manufacturers	—	360,459	—	360,459
Banks	—	30,197,173	0	30,197,173
Beverages	—	1,447,696	—	1,447,696
Biotechnology	—	1,515,855	—	1,515,855
Building Materials	—	1,305,963	—	1,305,963
Chemicals	—	373,830	—	373,830
Commercial Services	—	4,686,172	—	4,686,172
Computers	—	1,705,026	—	1,705,026
Cosmetics/Personal Care	—	427,058	—	427,058
Diversified Financial Services	—	2,941,210	—	2,941,210
Electric	—	11,641,301	—	11,641,301
Energy-Alternate Sources	—	845,268	—	845,268
Engineering & Construction	—	1,143,617	—	1,143,617
Entertainment	—	2,284,032	—	2,284,032
Environmental Control	—	1,089,302	—	1,089,302
Food	—	1,445,303	—	1,445,303
Gas	—	390,453	—	390,453
Healthcare-Products	—	2,859,517	—	2,859,517
Healthcare-Services	—	2,952,949	—	2,952,949
Home Builders	—	1,343,962	—	1,343,962
Insurance	—	3,454,318	—	3,454,318
Internet	—	2,434,052	—	2,434,052
Iron/Steel	—	381,971	—	381,971
Lodging	—	258,086	—	258,086
Machinery-Diversified	—	372,156	—	372,156
Media	—	5,183,221	—	5,183,221
Mining	—	668,724	—	668,724

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Miscellaneous Manufacturing	$—	$398,082	$—	$398,082
Office/Business Equipment	—	1,336,592	—	1,336,592
Oil & Gas	—	5,306,213	—	5,306,213
Packaging & Containers	—	1,176,240	—	1,176,240
Pharmaceuticals	—	1,291,883	—	1,291,883
Pipelines	—	5,560,065	—	5,560,065
Real Estate Investment Trusts	—	3,164,651	—	3,164,651
Retail	—	3,914,027	—	3,914,027
Semiconductors	—	4,583,311	—	4,583,311
Software	—	5,381,750	—	5,381,750
Telecommunications	—	4,290,558	—	4,290,558
Trucking & Leasing	—	1,890,542	—	1,890,542
Water	—	334,742	—	334,742
Total Corporate Bonds & Notes	—	126,442,391	0	126,442,391
Total Mortgage-Backed Securities*	—	64,808,141	—	64,808,141
Total Asset-Backed Securities*	—	46,435,635	—	46,435,635
Total Foreign Government*	—	18,010,135	—	18,010,135
Total Municipals*	—	6,690,307	—	6,690,307
Floating Rate Loans
Engineering & Construction	—	81,140	—	81,140
Entertainment	—	78,953	—	78,953
Healthcare-Products	—	6,516	—	6,516
Insurance	—	125,160	—	125,160
Oil & Gas	—	—	0	0
Total Floating Rate Loans	—	291,769	0	291,769
Total Short-Term Investment*	—	29,986,765	—	29,986,765
Securities Lending Reinvestments
Certificates of Deposit	—	11,004,289	—	11,004,289
Commercial Paper	—	3,001,876	—	3,001,876
Repurchase Agreements	—	29,090,998	—	29,090,998
Mutual Funds	11,800,000	—	—	11,800,000
Total Securities Lending Reinvestments	11,800,000	43,097,163	—	54,897,163
Total Investments	$628,416,596	$566,499,478	$0	$1,194,916,074

Collateral for Securities Loaned (Liability)	$—	$(54,890,998)	$—	$(54,890,998)
TBA Forward Sales Commitments	$—	$(423,100)	$—	$(423,100)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$251,549	$—	$251,549
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(37,520)	—	(37,520)
Total Forward Contracts	$—	$214,029	$—	$214,029
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,334,815	$—	$—	$2,334,815
Futures Contracts (Unrealized Depreciation)	(724,975)	—	—	(724,975)
Total Futures Contracts	$1,609,840	$—	$—	$1,609,840
Total Written Options at Value	$—	$(436,927)	$—	$(436,927)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$101,957	$—	$101,957
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,725	$—	$4,725
OTC Swap Contracts at Value (Liabilities)	—	(4,725)	—	(4,725)
Total OTC Swap Contracts	$—	$0	$—	$0

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 31, 2022 is not presented.

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.9%
General Dynamics Corp.	343,746	$72,932,589
Lockheed Martin Corp.	112,546	43,475,394
Northrop Grumman Corp.	216,366	101,761,257
Raytheon Technologies Corp.	847,267	69,357,277

		287,526,517

Air Freight & Logistics—2.0%
United Parcel Service, Inc. - Class B	365,414	59,028,978

Banks—1.3%
PNC Financial Services Group, Inc. (The)	246,921	36,894,936

Beverages—7.3%
Coca-Cola Co. (The)	1,274,274	71,384,829
Diageo plc	1,355,856	56,831,718
PepsiCo, Inc.	526,918	86,024,633

		214,241,180

Chemicals—5.0%
Ecolab, Inc.	487,782	70,445,476
Linde plc	274,157	73,909,986

		144,355,462

Consumer Finance—2.0%
American Express Co.	425,727	57,434,830

Equity Real Estate Investment Trusts—2.7%
American Tower Corp.	163,261	35,052,136
Public Storage	147,491	43,186,840

		78,238,976

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	135,222	63,861,294

Health Care Equipment & Supplies—7.0%
Baxter International, Inc.	1,024,647	55,187,488
Medtronic plc	782,696	63,202,702
Stryker Corp.	426,797	86,443,464

		204,833,654

Health Care Providers & Services—4.2%
UnitedHealth Group, Inc.	244,798	123,632,782

Hotels, Restaurants & Leisure—2.9%
McDonald’s Corp.	370,043	85,383,722

Household Products—6.2%
Colgate-Palmolive Co.	1,442,193	101,314,058
Procter & Gamble Co. (The)	625,626	78,985,283

		180,299,341

Industrial Conglomerates—3.1%
Honeywell International, Inc.	536,700	89,612,799

Insurance—5.2%
Chubb, Ltd.	394,329	71,720,558
Marsh & McLennan Cos., Inc.	543,451	81,131,800

		152,852,358

IT Services—9.1%
Accenture plc - Class A	260,884	67,125,453
Automatic Data Processing, Inc.	255,691	57,834,747
MasterCard, Inc. - Class A	230,309	65,486,061
Visa, Inc. - Class A	425,070	75,513,686

		265,959,947

Life Sciences Tools & Services—2.2%
Danaher Corp.	243,007	62,766,278

Machinery—1.0%
Deere & Co.	87,490	29,212,036

Media—0.9%
Comcast Corp. - Class A	869,236	25,494,692

Pharmaceuticals—5.3%
Johnson & Johnson	511,032	83,482,188
Merck & Co., Inc.	485,075	41,774,659
Pfizer, Inc.	681,841	29,837,362

		155,094,209

Road & Rail—4.4%
Canadian National Railway Co.	564,107	60,921,187
Union Pacific Corp.	353,066	68,784,318

		129,705,505

Semiconductors & Semiconductor Equipment—2.4%
Texas Instruments, Inc.	450,962	69,799,898

Software—2.6%
Microsoft Corp.	320,321	74,602,761

Specialty Retail—6.2%
Home Depot, Inc. (The)	194,595	53,696,544
TJX Cos., Inc. (The)	2,052,575	127,505,959

		181,202,503

Textiles, Apparel & Luxury Goods—2.6%
NIKE, Inc. - Class B	917,396	76,253,955

Total Common Stocks (Cost $2,363,655,856)		2,848,288,613

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (a) (b) (c) (Cost $0)	5,844,000	0

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—2.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $29,686,828; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/24, with a market value of $30,277,907.	$29,684,107	$29,684,107

U.S. Treasury—1.2%
U.S. Treasury Bill 3.269%, 12/20/22 (d)	35,910,000	35,678,141

Total Short-Term Investments (Cost $65,335,475)		65,362,248

Total Investments—99.9% (Cost $2,428,991,331)		2,913,650,861
Other assets and liabilities (net)—0.1%		3,780,649

Net Assets—100.0%		$2,917,431,510

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	The rate shown represents current yield to maturity.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$287,526,517	$—	$—	$287,526,517
Air Freight & Logistics	59,028,978	—	—	59,028,978
Banks	36,894,936	—	—	36,894,936
Beverages	157,409,462	56,831,718	—	214,241,180
Chemicals	144,355,462	—	—	144,355,462
Consumer Finance	57,434,830	—	—	57,434,830
Equity Real Estate Investment Trusts	78,238,976	—	—	78,238,976
Food & Staples Retailing	63,861,294	—	—	63,861,294
Health Care Equipment & Supplies	204,833,654	—	—	204,833,654
Health Care Providers & Services	123,632,782	—	—	123,632,782
Hotels, Restaurants & Leisure	85,383,722	—	—	85,383,722
Household Products	180,299,341	—	—	180,299,341
Industrial Conglomerates	89,612,799	—	—	89,612,799
Insurance	152,852,358	—	—	152,852,358
IT Services	265,959,947	—	—	265,959,947
Life Sciences Tools & Services	62,766,278	—	—	62,766,278
Machinery	29,212,036	—	—	29,212,036
Media	25,494,692	—	—	25,494,692
Pharmaceuticals	155,094,209	—	—	155,094,209
Road & Rail	129,705,505	—	—	129,705,505
Semiconductors & Semiconductor Equipment	69,799,898	—	—	69,799,898
Software	74,602,761	—	—	74,602,761
Specialty Retail	181,202,503	—	—	181,202,503
Textiles, Apparel & Luxury Goods	76,253,955	—	—	76,253,955
Total Common Stocks	2,791,456,895	56,831,718	—	2,848,288,613
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	65,362,248	—	65,362,248
Total Investments	$2,791,456,895	$122,193,966	$0	$2,913,650,861

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTII-132

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Airlines—0.3%
Azul S.A. (ADR) (a) (b)	392,123	$3,191,881

Auto Components—0.0%
BorgWarner, Inc. (b)	5,162	162,087

Banks—1.6%
SVB Financial Group (a) (b)	43,732	14,684,331

Biotechnology—2.8%
BioMarin Pharmaceutical, Inc. (a)	66,977	5,677,640
Exact Sciences Corp. (a) (b)	85,767	2,786,570
Horizon Therapeutics plc (a)	113,143	7,002,420
Moderna, Inc. (a) (b)	32,732	3,870,559
Sarepta Therapeutics, Inc. (a)	59,077	6,530,372

		25,867,561

Building Products—1.1%
Builders FirstSource, Inc. (a) (b)	181,729	10,707,473

Capital Markets—6.5%
KKR & Co., Inc.	431,567	18,557,381
LPL Financial Holdings, Inc.	106,097	23,180,073
Moody’s Corp.	21,314	5,181,646
MSCI, Inc. (b)	33,820	14,264,938

		61,184,038

Chemicals—0.9%
Sherwin-Williams Co. (The)	41,012	8,397,207

Commercial Services & Supplies—4.3%
Cintas Corp.	58,856	22,847,310
Waste Connections, Inc.	128,714	17,393,123

		40,240,433

Communications Equipment—1.4%
Arista Networks, Inc. (a)	113,829	12,850,156

Construction & Engineering—2.5%
MasTec, Inc. (a) (b)	151,247	9,604,184
Quanta Services, Inc. (b)	111,405	14,191,883

		23,796,067

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a) (b)	134,043	7,727,579

Diversified Financial Services—0.8%
Apollo Global Management, Inc. (b)	152,694	7,100,271

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp. - Class A	99,563	6,666,738
Coherent Corp. (a) (b)	81,222	2,830,587

		9,497,325

Entertainment—2.3%
Live Nation Entertainment, Inc. (a) (b)	229,328	17,438,101
Roku, Inc. (a) (b)	73,975	4,172,190

		21,610,291

Health Care Equipment & Supplies—8.6%
Alcon, Inc.	146,403	8,517,727
Align Technology, Inc. (a)	24,347	5,042,507
DexCom, Inc. (a)	138,399	11,146,655
Edwards Lifesciences Corp. (a)	51,291	4,238,175
Hologic, Inc. (a) (b)	157,508	10,162,416
IDEXX Laboratories, Inc. (a)	27,171	8,852,312
Inspire Medical Systems, Inc. (a)	27,620	4,898,959
Insulet Corp. (a) (b)	46,911	10,761,383
Novocure, Ltd. (a) (b)	55,220	4,195,616
ResMed, Inc. (b)	16,015	3,496,075
Teleflex, Inc. (b)	48,600	9,790,956

		81,102,781

Health Care Providers & Services—6.3%
Amedisys, Inc. (a) (b)	86,649	8,386,757
Humana, Inc.	36,241	17,583,771
Molina Healthcare, Inc. (a)	41,855	13,805,453
Signify Health, Inc. - Class A (a)	656,582	19,139,365

		58,915,346

Health Care Technology—1.4%
Veeva Systems, Inc. - Class A (a)	82,694	13,634,587

Hotels, Restaurants & Leisure—5.2%
Caesars Entertainment, Inc. (a) (b)	461,565	14,890,087
Chipotle Mexican Grill, Inc. (a)	7,403	11,124,932
Darden Restaurants, Inc. (b)	63,391	8,007,551
Planet Fitness, Inc. - Class A (a) (b)	250,800	14,461,128

		48,483,698

Insurance—3.5%
Aon plc - Class A	123,560	33,098,017

Internet & Direct Marketing Retail—0.5%
Chewy, Inc. - Class A (a) (b)	138,969	4,269,128

IT Services—7.5%
Block, Inc. (a)	144,778	7,961,342
Dlocal, Ltd. (a) (b)	353,347	7,250,680
EPAM Systems, Inc. (a)	59,910	21,698,803
Genpact, Ltd.	324,409	14,199,382
Global Payments, Inc.	124,073	13,406,088
Okta, Inc. (a)	100,282	5,703,037

		70,219,332

Leisure Products—3.6%
Mattel, Inc. (a) (b)	1,785,974	33,826,348

Life Sciences Tools & Services—2.1%
Agilent Technologies, Inc.	139,584	16,966,435

BHFTII-133

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Illumina, Inc. (a) (b)	13,227	$2,523,580

		19,490,015

Media—0.5%
Trade Desk, Inc. (The) - Class A (a) (b)	84,301	5,036,985

Multiline Retail—1.7%
Dollar General Corp.	67,214	16,121,950

Oil, Gas & Consumable Fuels—4.4%
Coterra Energy, Inc. (b)	1,265,678	33,059,510
SM Energy Co. (b)	218,974	8,235,612

		41,295,122

Professional Services—3.0%
Equifax, Inc. (b)	28,200	4,834,326
KBR, Inc. (b)	367,024	15,862,777
TransUnion	120,789	7,185,738

		27,882,841

Road & Rail—1.7%
Knight-Swift Transportation Holdings, Inc. (b)	174,631	8,544,695
Lyft, Inc. - Class A (a) (b)	259,882	3,422,646
XPO Logistics, Inc. (a) (b)	90,645	4,035,515

		16,002,856

Semiconductors & Semiconductor Equipment—7.6%
KLA Corp. (b)	42,981	13,007,340
Lam Research Corp.	8,057	2,948,862
Marvell Technology, Inc.	249,364	10,700,209
Microchip Technology, Inc.	252,904	15,434,731
Monolithic Power Systems, Inc.	18,036	6,554,282
SiTime Corp. (a)	35,752	2,814,755
Wolfspeed, Inc. (a) (b)	191,335	19,776,386

		71,236,565

Software—10.3%
Atlassian Corp. plc - Class A (a)	37,417	7,879,646
Autodesk, Inc. (a)	28,514	5,326,415
Bill.com Holdings, Inc. (a) (b)	48,198	6,379,969
Fair Isaac Corp. (a) (b)	40,152	16,543,026
HubSpot, Inc. (a)	25,299	6,833,766
Palo Alto Networks, Inc. (a) (b)	185,944	30,455,768
Paycom Software, Inc. (a) (b)	61,919	20,432,651
Workday, Inc. - Class A (a)	18,028	2,744,222

		96,595,463

Specialty Retail—5.1%
Advance Auto Parts, Inc. (b)	63,711	9,960,578
Burlington Stores, Inc. (a) (b)	47,074	5,267,110
Carvana Co. (a) (b)	30,582	620,815
Floor & Decor Holdings, Inc. - Class A (a) (b)	61,274	4,305,111

Specialty Retail—(Continued)
Leslie’s, Inc. (a) (b)	612,512	9,010,051
O’Reilly Automotive, Inc. (a)	14,865	10,455,298
Ross Stores, Inc.	103,223	8,698,602

		48,317,565

Total Common Stocks (Cost $1,057,990,916)		932,545,299

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $10,555,968; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $10,766,161.	10,555,000	10,555,000

Total Short-Term Investments (Cost $10,555,000)		10,555,000

Securities Lending Reinvestments (c)—26.5%

Certificates of Deposit—14.5%
Bank of Montreal (Chicago)
3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	5,000,000	5,000,000
Bank of Nova Scotia
3.470%, SOFR + 0.510%, 03/15/23 (d)	7,000,000	7,000,000
3.640%, SOFR + 0.680%, 08/16/23 (d)	1,000,000	1,001,338
Barclays Bank plc
3.290%, SOFR + 0.330%, 10/20/22 (d)	2,000,000	2,000,110
3.350%, SOFR + 0.370%, 03/21/23 (d)	10,000,000	9,996,680
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (d)	4,000,000	3,999,520
3.470%, SOFR + 0.510%, 03/15/23 (d)	4,000,000	4,001,272
Canadian Imperial Bank of Commerce (NY)
3.210%, SOFR + 0.250%, 02/03/23 (d)	6,000,000	5,999,449
3.460%, SOFR + 0.500%, 03/03/23 (d)	6,000,000	6,004,299
Citibank N.A.
3.360%, SOFR + 0.380%, 03/27/23 (d)	5,000,000	4,999,260
Commonwealth Bank of Australia
3.340%, SOFR + 0.380%, 03/30/23 (d)	2,000,000	2,000,000
3.360%, SOFR + 0.400%, 11/25/22 (d)	3,000,000	3,000,789
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (d)	5,000,000	5,000,000
Credit Agricole Corp. & Investment Bank (NY)
3.690%, 12/21/22	5,000,000	5,000,790
Credit Industriel et Commercial
3.390%, SOFR + 0.430%, 01/06/23 (d)	5,000,000	5,002,295
Credit Suisse (NY)
3.370%, FEDEFF PRV + 0.290%, 10/12/22 (d)	2,000,000	2,000,052
Mitsubishi UFJ Trust and Banking Corp.
3.520%, SOFR + 0.560%, 02/14/23 (d)	6,000,000	6,005,370
Mizuho Bank, Ltd.
3.300%, SOFR + 0.320%, 10/26/22 (d)	5,000,000	5,000,000
3.310%, SOFR + 0.330%, 10/11/22 (d)	2,000,000	1,999,812

BHFTII-134

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis S.A.
3.410%, SOFR + 0.450%, 06/21/23 (d)	2,000,000	$1,999,895
Nordea Bank Abp (NY)
3.510%, SOFR + 0.550%, 02/21/23 (d)	2,000,000	2,002,140
Norinchukin Bank
3.250%, SOFR + 0.270%, 11/21/22 (d)	1,000,000	1,000,057
Oversea-Chinese Banking Corp., Ltd.
3.410%, SOFR + 0.430%, 12/06/22 (d)	4,000,000	4,001,384
Royal Bank of Canada
3.210%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	5,000,595
Standard Chartered Bank (NY)
3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,508
3.610%, FEDEFF PRV + 0.530%, 01/17/23 (d)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp.
3.370%, SOFR + 0.410%, 03/06/23 (d)	4,000,000	4,000,888
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.410%, SOFR + 0.450%, 02/24/23 (d)	5,000,000	5,004,195
3.500%, SOFR + 0.540%, 01/10/23 (d)	2,000,000	2,001,936
Svenska Handelsbanken AB
3.330%, SOFR + 0.350%, 10/13/22 (d)	6,000,000	6,000,342
Toronto-Dominion Bank (The)
3.230%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,809
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	5,002,300
Westpac Banking Corp.
3.190%, SOFR + 0.230%, 02/17/23 (d)	5,000,000	4,998,450
3.510%, SOFR + 0.550%, 02/22/23 (d)	1,000,000	1,000,958

		136,011,055

Commercial Paper—0.8%
Macquarie Bank Ltd.
3.560%, SOFR + 0.580%, 02/03/23 (d)	4,000,000	4,003,752
Skandinaviska Enskilda Banken AB
3.370%, SOFR + 0.390%, 11/03/22 (d)	4,000,000	4,000,640

		8,004,392

Repurchase Agreements—6.6%
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,097,147; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $1,121,602.	1,096,866	1,096,866
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $9,305,552; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $9,509,722.	9,300,000	9,300,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $25,215,680; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $27,620,462.	25,200,000	25,200,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $18,880,593; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $19,258,205.	18,875,953	18,875,953
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $2,201,384; collateralized by various Common Stock with an aggregate market value of $2,449,914.	2,200,000	2,200,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,100,537; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,333,235.	2,100,000	2,100,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,001,233; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000

		61,772,819

Time Deposit—1.3%
National Bank of Canada
3.120%, OBFR + 0.050%, 10/07/22 (d)	12,000,000	12,000,000

Mutual Funds—3.3%
AB Government Money Market Portfolio, Institutional Class 2.570% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	15,000,000	15,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (e)	5,000,000	5,000,000

BHFTII-135

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	5,000,000	$5,000,000

		31,000,000

Total Securities Lending Reinvestments (Cost $248,759,218)		248,788,266

Total Investments—126.9% (Cost $1,317,305,134)		1,191,888,565
Other assets and liabilities (net)—(26.9)%		(252,683,306)

Net Assets—100.0%		$939,205,259

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $241,917,741 and the collateral received consisted of cash in the amount of $248,755,710 and non-cash collateral with a value of $2,322,573. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-136

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$932,545,299	$—	$—	$932,545,299
Total Short-Term Investment*	—	10,555,000	—	10,555,000
Securities Lending Reinvestments
Certificates of Deposit	—	136,011,055	—	136,011,055
Commercial Paper	—	8,004,392	—	8,004,392
Repurchase Agreements	—	61,772,819	—	61,772,819
Time Deposit	—	12,000,000	—	12,000,000
Mutual Funds	31,000,000	—	—	31,000,000
Total Securities Lending Reinvestments	31,000,000	217,788,266	—	248,788,266
Total Investments	$963,545,299	$228,343,266	$—	$1,191,888,565

Collateral for Securities Loaned (Liability)	$—	$(248,755,710)	$—	$(248,755,710)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-137

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Northrop Grumman Corp. (a)	29,721	$13,978,381

Automobiles—10.2%
Tesla, Inc. (a) (b)	823,917	218,543,984

Biotechnology—1.3%
Vertex Pharmaceuticals, Inc. (b)	98,984	28,659,827

Capital Markets—1.5%
Goldman Sachs Group, Inc. (The)	49,554	14,521,800
KKR & Co., Inc.	149,101	6,411,343
S&P Global, Inc.	36,791	11,234,132

		32,167,275

Energy Equipment & Services—0.9%
Schlumberger NV	504,452	18,109,827

Entertainment—2.4%
Netflix, Inc. (b)	146,374	34,462,294
ROBLOX Corp. - Class A (a) (b)	239,964	8,600,310
Spotify Technology S.A. (b)	97,932	8,451,532

		51,514,136

Equity Real Estate Investment Trusts—1.4%
American Tower Corp.	141,545	30,389,712

Food & Staples Retailing—2.9%
Costco Wholesale Corp.	132,676	62,658,895

Health Care Equipment & Supplies—3.2%
Abbott Laboratories	269,887	26,114,266
DexCom, Inc. (a) (b)	269,434	21,700,214
Intuitive Surgical, Inc. (b)	109,786	20,578,288

		68,392,768

Health Care Providers & Services—2.7%
UnitedHealth Group, Inc.	114,296	57,724,052

Hotels, Restaurants & Leisure—3.8%
Airbnb, Inc. - Class A (a) (b)	241,619	25,379,660
Chipotle Mexican Grill, Inc. (b)	27,334	41,076,442
Marriott International, Inc. - Class A	109,267	15,312,677

		81,768,779

Interactive Media & Services—7.0%
Alphabet, Inc. - Class A (b)	690,700	66,065,455
Alphabet, Inc. - Class C (b)	668,060	64,233,969
Meta Platforms, Inc. - Class A (b)	146,459	19,871,557

		150,170,981

Internet & Direct Marketing Retail—8.4%
Amazon.com, Inc. (b)	1,267,980	143,281,740
MercadoLibre, Inc. (a) (b)	45,075	37,312,183

		180,593,923

IT Services—7.5%
Adyen NV (b)	17,681	$21,996,018
MasterCard, Inc. - Class A	172,830	49,142,482
Snowflake, Inc. - Class A (a) (b)	118,555	20,149,608
Visa, Inc. - Class A (a)	391,114	69,481,402

		160,769,510

Life Sciences Tools & Services—2.1%
Danaher Corp.	171,025	44,174,047

Media—1.1%
Trade Desk, Inc. (The) - Class A (a) (b)	378,457	22,612,806

Multiline Retail—0.5%
Target Corp. (a)	76,526	11,355,693

Personal Products—1.6%
Estee Lauder Cos., Inc. (The) - Class A	156,933	33,881,835

Pharmaceuticals—4.3%
Eli Lilly and Co.	201,042	65,006,931
Novo Nordisk A/S (ADR)	269,540	26,854,270

		91,861,201

Road & Rail—1.9%
Uber Technologies, Inc. (b)	1,534,251	40,657,651

Semiconductors & Semiconductor Equipment—3.9%
Broadcom, Inc.	56,383	25,034,616
NVIDIA Corp.	472,991	57,416,377

		82,450,993

Software—14.1%
Adobe, Inc. (b)	156,203	42,987,066
Atlassian Corp. plc - Class A (b)	171,719	36,162,304
Crowdstrike Holdings, Inc. - Class A (a) (b)	244,883	40,359,167
Microsoft Corp.	541,598	126,138,174
Salesforce, Inc. (b)	385,746	55,485,705

		301,132,416

Specialty Retail—3.2%
Home Depot, Inc. (The)	106,766	29,461,010
O’Reilly Automotive, Inc. (b)	22,714	15,975,892
TJX Cos., Inc. (The)	361,551	22,459,548

		67,896,450

Technology Hardware, Storage & Peripherals—7.7%
Apple, Inc.	1,184,118	163,645,108

Textiles, Apparel & Luxury Goods—4.3%
Lululemon Athletica, Inc. (b)	95,155	26,601,532
LVMH Moet Hennessy Louis Vuitton SE	90,449	53,169,092
NIKE, Inc. - Class B	153,371	12,748,197

		92,518,821

BHFTII-138

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (b)	70,772	$9,495,479

Total Common Stocks (Cost $1,479,369,504)		2,117,124,550

Preferred Stock—0.5%

Automobiles—0.5%
Porsche Automobile Holding SE (Cost $11,136,205)	137,718	11,135,070

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $32,213,321; collateralized by U.S. Treasury Notes with rates ranging from 0.625% - 0.750%, maturity dates ranging from 12/31/23 - 01/15/24, and an aggregate market value of $32,854,660.	32,210,368	32,210,368

Total Short-Term Investments (Cost $32,210,368)		32,210,368

Securities Lending Reinvestments (c)—9.3%

Certificates of Deposit—5.3%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	5,000,000	5,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (d)	2,000,000	1,999,080
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	5,000,000	5,001,429
3.470%, SOFR + 0.510%, 03/15/23 (d)	4,000,000	4,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (d)	2,000,000	2,000,913
Barclays Bank plc 3.290%, SOFR + 0.330%, 10/20/22 (d)	2,000,000	2,000,110
3.350%, SOFR + 0.370%, 03/21/23 (d)	5,000,000	4,998,340
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (d)	4,000,000	3,999,520
3.470%, SOFR + 0.510%, 03/15/23 (d)	4,000,000	4,001,272
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (d)	5,000,000	4,999,541
3.460%, SOFR + 0.500%, 03/03/23 (d)	6,000,000	6,004,299
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	4,000,000	3,999,408
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	3,000,000	3,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	3,000,000	3,000,474
Credit Industriel et Commercial 3.390%, SOFR + 0.430%, 01/06/23 (d)	4,000,000	4,001,836
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (d)	2,000,000	1,999,812

Certificates of Deposit—(Continued)
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (d)	3,000,000	3,001,338
3.460%, SOFR + 0.500%, 02/13/23 (d)	6,000,000	6,004,757
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (d)	2,000,000	2,001,334
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Oversea-Chinese Banking Corp., Ltd. 3.410%, SOFR + 0.430%, 12/06/22 (d)	5,000,000	5,001,730
Royal Bank of Canada 3.640%, FEDEFF PRV + 0.560%, 04/10/23 (d)	2,000,000	2,001,958
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	4,000,000	4,001,016
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (d)	4,000,000	4,000,912
Sumitomo Mitsui Trust Bank, Ltd. 3.500%, SOFR + 0.540%, 01/10/23 (d)	4,000,000	4,003,872
Svenska Handelsbanken AB 3.580%, SOFR + 0.600%, 04/12/23 (d)	3,000,000	3,003,996
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,809
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	5,002,300
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	7,000,000	6,997,830
3.510%, SOFR + 0.550%, 02/22/23 (d)	2,000,000	2,001,916

		114,028,916

Commercial Paper—0.2%
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	5,000,000	5,000,800

Repurchase Agreements—2.2%
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $15,309,133; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $15,645,027.	15,300,000	15,300,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $1,000,622; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $1,096,050.	1,000,000	1,000,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $14,183,722; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $14,467,397.	14,180,236	14,180,236

BHFTII-139

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $3,202,013; collateralized by various Common Stock with an aggregate market value of $3,563,511.	3,200,000	$3,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/22 at 3.320%, due on 11/04/22 with a maturity value of $5,016,139; collateralized by various Common Stock with an aggregate market value of $5,556,068.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,200,550; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,245,496.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,200,307; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,333,277.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,001,233; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,641,460; collateralized by various Common Stock with an aggregate market value of $1,805,606.	1,641,030	1,641,030

		45,721,266

Time Deposit—0.3%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	7,000,000	7,000,000

Mutual Funds—1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (e)	5,000,000	5,000,000

		28,000,000

Total Securities Lending Reinvestments (Cost $199,721,267)		199,750,982

Total Investments—110.3% (Cost $1,722,437,344)		2,360,220,970
Other assets and liabilities (net)—(10.3)%		(220,299,534)

Net Assets—100.0%		$2,139,921,436

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $193,343,754 and the collateral received consisted of cash in the amount of $199,721,266. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-140

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,978,381	$—	$—	$13,978,381
Automobiles	218,543,984	—	—	218,543,984
Biotechnology	28,659,827	—	—	28,659,827
Capital Markets	32,167,275	—	—	32,167,275
Energy Equipment & Services	18,109,827	—	—	18,109,827
Entertainment	51,514,136	—	—	51,514,136
Equity Real Estate Investment Trusts	30,389,712	—	—	30,389,712
Food & Staples Retailing	62,658,895	—	—	62,658,895
Health Care Equipment & Supplies	68,392,768	—	—	68,392,768
Health Care Providers & Services	57,724,052	—	—	57,724,052
Hotels, Restaurants & Leisure	81,768,779	—	—	81,768,779
Interactive Media & Services	150,170,981	—	—	150,170,981
Internet & Direct Marketing Retail	180,593,923	—	—	180,593,923
IT Services	138,773,492	21,996,018	—	160,769,510
Life Sciences Tools & Services	44,174,047	—	—	44,174,047
Multiline Retail	11,355,693	—	—	11,355,693
Personal Products	33,881,835	—	—	33,881,835
Pharmaceuticals	91,861,201	—	—	91,861,201
Road & Rail	40,657,651	—	—	40,657,651
Semiconductors & Semiconductor Equipment	82,450,993	—	—	82,450,993
Software	323,745,222	—	—	323,745,222
Specialty Retail	67,896,450	—	—	67,896,450
Technology Hardware, Storage & Peripherals	163,645,108	—	—	163,645,108
Textiles, Apparel & Luxury Goods	39,349,729	53,169,092	—	92,518,821
Wireless Telecommunication Services	9,495,479	—	—	9,495,479
Total Common Stocks	2,041,959,440	75,165,110	—	2,117,124,550
Total Preferred Stock*	11,135,070	—	—	11,135,070
Total Short-Term Investment*	—	32,210,368	—	32,210,368
Securities Lending Reinvestments
Certificates of Deposit	—	114,028,916	—	114,028,916
Commercial Paper	—	5,000,800	—	5,000,800
Repurchase Agreements	—	45,721,266	—	45,721,266
Time Deposit	—	7,000,000	—	7,000,000
Mutual Funds	28,000,000	—	—	28,000,000
Total Securities Lending Reinvestments	28,000,000	171,750,982	—	199,750,982
Total Investments	$2,081,094,510	$279,126,460	$—	$2,360,220,970

Collateral for Securities Loaned (Liability)	$—	$(199,721,266)	$—	$(199,721,266)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-141

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Hexcel Corp.	12,519	$647,483

Air Freight & Logistics—0.2%
Hub Group, Inc. - Class A (a)	7,824	539,700

Auto Components—1.5%
Dana, Inc. (b)	123,354	1,409,936
Dorman Products, Inc. (a)	12,664	1,039,968
Gentherm, Inc. (a)	15,248	758,283
LCI Industries	10,801	1,095,869
Patrick Industries, Inc.	13,164	577,110

		4,881,166

Banks—11.0%
Ameris Bancorp	86,068	3,848,100
Atlantic Union Bankshares Corp. (b)	75,173	2,283,756
Bancorp, Inc. (The) (a)	40,833	897,509
Cadence Bank	102,092	2,594,158
CVB Financial Corp. (b)	106,316	2,691,921
Home BancShares, Inc.	128,300	2,888,033
Lakeland Financial Corp.	14,654	1,066,958
OceanFirst Financial Corp.	148,501	2,768,059
Pinnacle Financial Partners, Inc.	37,265	3,022,192
Popular, Inc.	50,905	3,668,214
Prosperity Bancshares, Inc.	30,434	2,029,339
SouthState Corp.	28,515	2,256,107
Triumph Bancorp, Inc. (a)	44,485	2,417,760
Wintrust Financial Corp.	45,830	3,737,436

		36,169,542

Beverages—0.2%
Primo Water Corp.	58,415	733,108

Biotechnology—2.6%
Blueprint Medicines Corp. (a)	8,577	565,138
Halozyme Therapeutics, Inc. (a) (b)	37,320	1,475,633
Inhibrx, Inc. (a) (b)	26,976	484,219
Insmed, Inc. (a) (b)	33,077	712,479
PTC Therapeutics, Inc. (a)	24,969	1,253,444
United Therapeutics Corp. (a)	12,725	2,664,360
Vericel Corp. (a)	26,496	614,707
Xencor, Inc. (a)	28,365	736,923

		8,506,903

Building Products—2.4%
Advanced Drainage Systems, Inc. (b)	14,467	1,799,261
Janus International Group Inc. (a)	146,201	1,304,113
Quanex Building Products Corp. (b)	92,117	1,672,845
UFP Industries, Inc.	41,141	2,968,734

		7,744,953

Capital Markets—1.5%
Focus Financial Partners, Inc. - Class A (a) (b)	22,824	719,184
Hamilton Lane, Inc. - Class A	16,760	999,064
PJT Partners, Inc. - Class A (b)	19,195	1,282,610

Capital Markets—(Continued)
Stifel Financial Corp.	34,846	1,808,856

		4,809,714

Chemicals—2.6%
Ashland, Inc.	17,554	1,667,103
Cabot Corp.	40,908	2,613,612
LSB Industries, Inc. (a)	137,372	1,957,551
Valvoline, Inc.	86,267	2,186,006

		8,424,272

Commercial Services & Supplies—2.5%
Casella Waste Systems, Inc. - Class A (a)	24,641	1,882,326
Clean Harbors, Inc. (a)	28,913	3,179,852
Driven Brands Holdings, Inc. (a)	32,434	907,503
IAA, Inc. (a) (b)	46,005	1,465,259
VSE Corp.	22,816	807,687

		8,242,627

Communications Equipment—1.2%
Calix, Inc. (a)	21,979	1,343,796
Viavi Solutions, Inc. (a)	192,881	2,517,097

		3,860,893

Construction & Engineering—3.4%
AECOM	48,905	3,343,635
Arcosa, Inc.	51,309	2,933,848
MDU Resources Group, Inc.	109,120	2,984,432
WillScot Mobile Mini Holdings Corp. (a)	44,196	1,782,425

		11,044,340

Diversified Financial Services—0.5%
Cannae Holdings, Inc. (a)	77,064	1,592,142

Electric Utilities—0.5%
ALLETE, Inc.	33,428	1,673,071

Electrical Equipment—0.4%
Atkore, Inc. (a)	15,299	1,190,415

Electronic Equipment, Instruments & Components—4.8%
Advanced Energy Industries, Inc.	10,580	818,998
Itron, Inc. (a)	9,362	394,234
Kimball Electronics, Inc. (a)	73,011	1,252,138
Littelfuse, Inc.	6,391	1,269,828
Methode Electronics, Inc.	54,112	2,010,261
National Instruments Corp.	52,697	1,988,785
Novanta, Inc. (a)	9,385	1,085,375
TD SYNNEX Corp.	28,526	2,316,026
TTM Technologies, Inc. (a)	167,994	2,214,161
Vontier Corp.	137,600	2,299,296

		15,649,102

Energy Equipment & Services—2.7%
Cactus, Inc. - Class A	30,634	1,177,265
ChampionX Corp.	183,501	3,591,115

BHFTII-142

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp. plc (a) (b)	26,249	$776,445
Weatherford International plc (a)	106,580	3,441,468

		8,986,293

Entertainment—0.5%
Liberty Braves Group - Class C (a)	56,744	1,560,460

Equity Real Estate Investment Trusts—2.6%
Agree Realty Corp. (b)	34,862	2,355,974
CubeSmart	48,247	1,932,775
Postal Realty Trust, Inc. - Class A (b)	66,005	968,293
STAG Industrial, Inc. (b)	79,648	2,264,392
UMH Properties, Inc.	72,291	1,167,500

		8,688,934

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	49,806	1,545,480

Food Products—1.6%
Hostess Brands, Inc. (a)	22,945	533,242
J & J Snack Foods Corp.	8,603	1,113,830
Nomad Foods, Ltd. (a)	69,309	984,188
Simply Good Foods Co. (The) (a)	37,062	1,185,613
Sovos Brands, Inc. (a)	50,103	713,467
Whole Earth Brands, Inc. (a)	211,017	810,305

		5,340,645

Health Care Equipment & Supplies—5.5%
AtriCure, Inc. (a)	23,941	936,093
Axonics, Inc. (a)	26,547	1,869,971
CONMED Corp. (b)	25,608	2,052,993
Cutera, Inc. (a) (b)	13,248	604,109
Embecta Corp.	28,028	806,926
Inmode, Ltd. (a)	61,864	1,800,861
Inspire Medical Systems, Inc. (a)	7,661	1,358,832
Lantheus Holdings, Inc. (a)	48,565	3,415,576
LivaNova plc (a) (b)	9,571	485,920
Merit Medical Systems, Inc. (a)	22,091	1,248,362
NuVasive, Inc. (a)	21,255	931,181
STAAR Surgical Co. (a)	8,974	633,116
UFP Technologies, Inc. (a) (b)	21,270	1,825,817

		17,969,757

Health Care Providers & Services—3.6%
Acadia Healthcare Co., Inc. (a)	16,430	1,284,497
Alignment Healthcare, Inc. (a)	40,210	476,086
AMN Healthcare Services, Inc. (a)	16,202	1,716,764
Ensign Group, Inc. (The)	13,953	1,109,264
ModivCare, Inc. (a)	6,601	657,988
Option Care Health, Inc. (a)	142,957	4,498,857
Tenet Healthcare Corp. (a)	43,616	2,249,713

		11,993,169

Health Care Technology—1.4%
Allscripts Healthcare Solutions, Inc. (a)	180,180	2,744,142

Health Care Technology—(Continued)
Evolent Health, Inc. - Class A (a)	49,725	1,786,619

		4,530,761

Hotels, Restaurants & Leisure—2.0%
Churchill Downs, Inc.	10,903	2,007,787
Life Time Group Holdings, Inc. (a) (b)	41,682	406,400
Marriott Vacations Worldwide Corp.	19,962	2,432,569
Papa John’s International, Inc.	9,600	672,096
Texas Roadhouse, Inc.	10,421	909,337

		6,428,189

Household Durables—1.5%
Installed Building Products, Inc.	8,493	687,848
KB Home	62,670	1,624,406
Skyline Champion Corp. (a) (b)	48,478	2,563,032

		4,875,286

Household Products—0.2%
Spectrum Brands Holdings, Inc.	17,056	665,696

Independent Power and Renewable Electricity Producers—0.6%
NextEra Energy Partners L.P. (b)	27,164	1,964,229

Insurance—1.2%
BRP Group, Inc. - Class A (a)	35,946	947,177
Employers Holdings, Inc. (b)	58,245	2,008,870
Kinsale Capital Group, Inc.	3,536	903,165

		3,859,212

Interactive Media & Services—0.7%
Cargurus, Inc. (a) (b)	28,350	401,720
Shutterstock, Inc.	14,976	751,346
TripAdvisor, Inc. (a)	54,378	1,200,666

		2,353,732

IT Services—3.2%
Concentrix Corp.	19,113	2,133,584
CSG Systems International, Inc.	38,705	2,046,720
Euronet Worldwide, Inc. (a)	15,515	1,175,416
EVERTEC, Inc.	33,704	1,056,620
Grid Dynamics Holdings, Inc. (a)	24,939	467,108
International Money Express, Inc. (a)	86,763	1,977,329
WNS Holdings, Ltd. (ADR) (a)	21,366	1,748,594

		10,605,371

Leisure Products—1.1%
Brunswick Corp.	32,606	2,134,063
Malibu Boats, Inc. - Class A (a)	15,369	737,558
Topgolf Callaway Brands Corp. (a) (b)	44,060	848,596

		3,720,217

Life Sciences Tools & Services—1.0%
Charles River Laboratories International, Inc. (a)	11,416	2,246,669
Medpace Holdings, Inc. (a) (b)	6,311	991,900

		3,238,569

BHFTII-143

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—4.1%
Albany International Corp. - Class A (b)	41,160	$3,244,643
Altra Industrial Motion Corp.	57,215	1,923,568
Columbus McKinnon Corp.	71,565	1,872,141
Helios Technologies, Inc.	15,649	791,839
Kadant, Inc.	18,511	3,087,820
RBC Bearings, Inc. (a) (b)	6,979	1,450,306
Wabash National Corp.	70,715	1,100,325

		13,470,642

Marine—0.6%
Genco Shipping & Trading, Ltd. (b)	146,709	1,838,264

Media—1.8%
Gray Television, Inc.	107,130	1,534,102
John Wiley & Sons, Inc. - Class A	31,060	1,166,614
Scholastic Corp.	37,706	1,159,836
TechTarget, Inc. (a) (b)	18,237	1,079,630
Thryv Holdings, Inc. (a)	50,029	1,142,162

		6,082,344

Metals & Mining—0.3%
Arconic Corp. (a)	60,241	1,026,507

Multi-Utilities—0.6%
Black Hills Corp. (b)	27,720	1,877,476

Oil, Gas & Consumable Fuels—4.1%
Antero Resources Corp. (a)	109,278	3,336,257
California Resources Corp.	56,132	2,157,153
Denbury, Inc. (a)	4,605	397,227
EQT Corp.	49,308	2,009,301
Laredo Petroleum, Inc. (a) (b)	25,793	1,621,090
Magnolia Oil & Gas Corp. - Class A (b)	21,749	430,848
Northern Oil and Gas, Inc.	123,161	3,375,843

		13,327,719

Personal Products—1.1%
BellRing Brands, Inc. (a)	99,682	2,054,446
elf Beauty, Inc. (a)	32,998	1,241,385
Inter Parfums, Inc. (b)	6,507	491,018

		3,786,849

Pharmaceuticals—2.3%
Jazz Pharmaceuticals plc (a)	8,147	1,085,914
Pacira BioSciences, Inc. (a)	53,646	2,853,431
Supernus Pharmaceuticals, Inc. (a)	111,003	3,757,451

		7,696,796

Professional Services—3.4%
FTI Consulting, Inc. (a) (b)	6,400	1,060,544
Huron Consulting Group, Inc. (a)	11,753	778,636
ICF International, Inc.	4,841	527,766
Insperity, Inc.	24,772	2,528,974
KBR, Inc. (b)	33,620	1,453,056
Korn Ferry	45,278	2,125,802

Professional Services—(Continued)
Science Applications International Corp.	31,888	2,819,856

		11,294,634

Road & Rail—0.1%
Marten Transport, Ltd.	26,784	513,181

Semiconductors & Semiconductor Equipment—2.9%
MACOM Technology Solutions Holdings, Inc. (a)	23,978	1,241,820
MaxLinear, Inc. (a)	25,337	826,493
Rambus, Inc. (a)	185,776	4,722,426
Silicon Laboratories, Inc. (a) (b)	8,909	1,099,727
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	39,951	1,755,447

		9,645,913

Software—1.2%
Box, Inc. - Class A (a)	34,306	836,723
Envestnet, Inc. (a)	17,008	755,155
Q2 Holdings, Inc. (a)	15,383	495,333
Tenable Holdings, Inc. (a)	24,819	863,701
Varonis Systems, Inc. (a)	33,755	895,183

		3,846,095

Specialty Retail—1.1%
Boot Barn Holdings, Inc. (a)	36,844	2,153,900
Urban Outfitters, Inc. (a) (b)	77,751	1,527,807

		3,681,707

Technology Hardware, Storage & Peripherals—1.1%
Pure Storage, Inc. - Class A (a)	53,440	1,462,653
Super Micro Computer, Inc. (a)	37,471	2,063,528

		3,526,181

Textiles, Apparel & Luxury Goods—1.1%
Columbia Sportswear Co.	10,245	689,488
Crocs, Inc. (a)	33,770	2,318,648
Oxford Industries, Inc. (b)	8,806	790,603

		3,798,739

Thrifts & Mortgage Finance—1.4%
Federal Agricultural Mortgage Corp. - Class C	21,842	2,165,416
WSFS Financial Corp.	53,803	2,499,687

		4,665,103

Trading Companies & Distributors—3.7%
Alta Equipment Group, Inc. (b)	105,054	1,156,644
Applied Industrial Technologies, Inc.	9,693	996,247
Custom Truck One Source, Inc. (a) (b)	105,852	617,117
Herc Holdings, Inc.	40,924	4,251,185
McGrath RentCorp	38,929	3,264,586
MRC Global, Inc. (a)	148,499	1,067,708
SiteOne Landscape Supply, Inc. (a) (b)	7,488	779,800

		12,133,287

BHFTII-144

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—0.3%
Pure Cycle Corp. (a) (b)	101,388	$846,590

Wireless Telecommunication Services—0.5%
United States Cellular Corp. (a)	70,061	1,823,688

Total Common Stocks (Cost $277,089,831)		318,917,146

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $10,738,669; collateralized by U.S. Treasury Note at 0.750%, maturing 12/31/23, with a market value of $10,952,520.	10,737,684	10,737,684

Total Short-Term Investments (Cost $10,737,684)		10,737,684

Securities Lending Reinvestments (c)—4.3%

Repurchase Agreements—3.7%
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $1,915,251; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $1,953,556.	1,914,780	1,914,780
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,000,768; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $3,067,652.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $900,537; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $920,296.	900,000	900,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $1,000,622; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $1,096,050.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $2,001,258; collateralized by various Common Stock with an aggregate market value of $2,227,194.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $300,075; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $306,204.	300,000	300,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $200,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $222,213.	200,000	200,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,481,420; collateralized by various Common Stock with an aggregate market value of $1,647,573.	1,481,030	1,481,030
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $400,247; collateralized by various Common Stock with an aggregate market value of $444,980.	400,000	400,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,100,289; collateralized by various Common Stock with an aggregate market value of $1,210,318.	1,100,000	1,100,000

		12,295,810

Mutual Funds—0.6%
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (d)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (d)	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $14,295,810)		14,295,810

Total Investments—104.7% (Cost $302,123,325)		343,950,640
Other assets and liabilities (net)—(4.7)%		(15,397,903)

Net Assets—100.0%		$328,552,737

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $13,955,566 and the collateral received consisted of cash in the amount of $14,295,810. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$318,917,146	$—	$—	$318,917,146
Total Short-Term Investment*	—	10,737,684	—	10,737,684
Securities Lending Reinvestments
Repurchase Agreements	—	12,295,810	—	12,295,810
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	12,295,810	—	14,295,810
Total Investments	$320,917,146	$23,033,494	$—	$343,950,640

Collateral for Securities Loaned (Liability)	$—	$(14,295,810)	$—	$(14,295,810)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Hexcel Corp.	48,362	$2,501,283

Air Freight & Logistics—0.6%
Hub Group, Inc. - Class A (a)	30,226	2,084,990

Auto Components—2.6%
Dorman Products, Inc. (a)	48,921	4,017,392
Gentherm, Inc. (a)	58,900	2,929,097
Patrick Industries, Inc.	50,852	2,229,352

		9,175,841

Banks—3.1%
Ameris Bancorp (b)	76,603	3,424,920
Bancorp, Inc. (The) (a)	157,735	3,467,016
Lakeland Financial Corp.	56,609	4,121,701

		11,013,637

Beverages—0.8%
Primo Water Corp.	225,659	2,832,020

Biotechnology—6.4%
Blueprint Medicines Corp. (a)	33,131	2,183,002
Halozyme Therapeutics, Inc. (a)	144,165	5,700,284
Inhibrx, Inc. (a) (b)	104,213	1,870,623
Insmed, Inc. (a) (b)	127,780	2,752,381
PTC Therapeutics, Inc. (a)	96,453	4,841,941
Vericel Corp. (a)	102,354	2,374,613
Xencor, Inc. (a)	109,572	2,846,680

		22,569,524

Building Products—2.5%
Advanced Drainage Systems, Inc.	55,887	6,950,666
UFP Industries, Inc.	24,831	1,791,805

		8,742,471

Capital Markets—3.3%
Focus Financial Partners, Inc. - Class A (a)	88,170	2,778,237
Hamilton Lane, Inc. - Class A	64,747	3,859,569
PJT Partners, Inc. - Class A	74,149	4,954,636

		11,592,442

Commercial Services & Supplies—3.1%
Casella Waste Systems, Inc. - Class A (a)	95,190	7,271,564
Driven Brands Holdings, Inc. (a)	125,290	3,505,614

		10,777,178

Communications Equipment—1.5%
Calix, Inc. (a)	84,904	5,191,031

Construction & Engineering—2.4%
Arcosa, Inc.	24,290	1,388,902
WillScot Mobile Mini Holdings Corp. (a)	170,728	6,885,460

		8,274,362

Electronic Equipment, Instruments & Components—2.5%
Advanced Energy Industries, Inc.	40,873	3,163,979
Itron, Inc. (a)	36,163	1,522,824
Novanta, Inc. (a)	36,253	4,192,659

		8,879,462

Energy Equipment & Services—3.2%
Cactus, Inc. - Class A	118,342	4,547,883
Noble Corp. plc (a)	101,398	2,999,353
Weatherford International plc (a)	114,065	3,683,159

		11,230,395

Food Products—2.7%
Hostess Brands, Inc. (a)	88,639	2,059,970
Simply Good Foods Co. (The) (a)	143,173	4,580,104
Sovos Brands, Inc. (a)	193,556	2,756,238

		9,396,312

Health Care Equipment & Supplies—9.8%
AtriCure, Inc. (a)	92,483	3,616,085
Axonics, Inc. (a)	102,552	7,223,763
CONMED Corp. (b)	41,324	3,312,945
Cutera, Inc. (a) (b)	51,177	2,333,671
Inspire Medical Systems, Inc. (a)	29,595	5,249,265
LivaNova plc (a)	36,975	1,877,221
Merit Medical Systems, Inc. (a)	85,337	4,822,394
NuVasive, Inc. (a)	82,107	3,597,108
STAAR Surgical Co. (a)	34,665	2,445,616

		34,478,068

Health Care Providers & Services—5.9%
Acadia Healthcare Co., Inc. (a)	63,466	4,961,772
Alignment Healthcare, Inc. (a)	156,107	1,848,307
Ensign Group, Inc. (The)	53,902	4,285,209
ModivCare, Inc. (a)	25,498	2,541,640
Option Care Health, Inc. (a)	224,991	7,080,467

		20,717,395

Health Care Technology—2.0%
Evolent Health, Inc. - Class A (a)	193,043	6,936,035

Hotels, Restaurants & Leisure—2.2%
Life Time Group Holdings, Inc. (a) (b)	161,020	1,569,945
Papa John’s International, Inc.	37,083	2,596,181
Texas Roadhouse, Inc.	40,259	3,513,000

		7,679,126

Household Durables—0.8%
Installed Building Products, Inc. (b)	32,807	2,657,039

Insurance—2.0%
BRP Group, Inc. - Class A (a)	138,860	3,658,961
Kinsale Capital Group, Inc.	13,660	3,489,037

		7,147,998

BHFTII-147

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Interactive Media & Services—1.3%
Cargurus, Inc. (a)	109,518	$1,551,870
Shutterstock, Inc.	57,854	2,902,535

		4,454,405

IT Services—3.6%
EVERTEC, Inc.	130,198	4,081,707
Grid Dynamics Holdings, Inc. (a)	96,461	1,806,714
WNS Holdings, Ltd. (ADR) (a)	82,540	6,755,074

		12,643,495

Leisure Products—1.7%
Malibu Boats, Inc. - Class A (a)	59,370	2,849,166
Topgolf Callaway Brands Corp. (a) (b)	170,205	3,278,149

		6,127,315

Life Sciences Tools & Services—1.1%
Medpace Holdings, Inc. (a)	24,379	3,831,647

Machinery—3.8%
Albany International Corp. - Class A	61,282	4,830,860
Helios Technologies, Inc.	60,452	3,058,871
RBC Bearings, Inc. (a) (b)	26,960	5,602,558

		13,492,289

Media—1.2%
TechTarget, Inc. (a)	70,450	4,170,640

Oil, Gas & Consumable Fuels—0.9%
Denbury, Inc. (a)	17,724	1,528,872
Magnolia Oil & Gas Corp. - Class A	83,476	1,653,660

		3,182,532

Personal Products—2.6%
BellRing Brands, Inc. (a)	116,881	2,408,918
elf Beauty, Inc. (a)	127,473	4,795,534
Inter Parfums, Inc.	25,137	1,896,838

		9,101,290

Pharmaceuticals—2.4%
Pacira BioSciences, Inc. (a)	80,194	4,265,519
Supernus Pharmaceuticals, Inc. (a)	122,060	4,131,731

		8,397,250

Professional Services—4.2%
FTI Consulting, Inc. (a)	24,722	4,096,683
Huron Consulting Group, Inc. (a)	45,402	3,007,882
ICF International, Inc.	18,698	2,038,456
KBR, Inc. (b)	129,873	5,613,111

		14,756,132

Road & Rail—0.6%
Marten Transport, Ltd.	103,673	1,986,375

Semiconductors & Semiconductor Equipment—5.0%
MACOM Technology Solutions Holdings, Inc. (a)	92,627	4,797,152
MaxLinear, Inc. (a)	97,879	3,192,813
Rambus, Inc. (a)	203,084	5,162,395
Silicon Laboratories, Inc. (a)	34,413	4,247,941

		17,400,301

Software—4.2%
Box, Inc. - Class A (a)	132,526	3,232,309
Envestnet, Inc. (a)	65,704	2,917,258
Q2 Holdings, Inc. (a)	59,424	1,913,453
Tenable Holdings, Inc. (a)	95,876	3,336,485
Varonis Systems, Inc. (a)	130,397	3,458,128

		14,857,633

Specialty Retail—0.6%
Boot Barn Holdings, Inc. (a)	39,177	2,290,287

Technology Hardware, Storage & Peripherals—1.6%
Pure Storage, Inc. - Class A (a)	206,440	5,650,263

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co.	39,574	2,663,330
Oxford Industries, Inc. (b)	34,016	3,053,957

		5,717,287

Trading Companies & Distributors—3.0%
Applied Industrial Technologies, Inc.	37,444	3,848,494
McGrath RentCorp	43,670	3,662,166
SiteOne Landscape Supply, Inc. (a)	28,927	3,012,458

		10,523,118

Total Common Stocks (Cost $330,832,125)		342,458,868

Short-Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $12,132,991; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $12,374,522.	12,131,879	12,131,879

Total Short-Term Investments (Cost $12,131,879)		12,131,879

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—1.7%

Security Description	Principal Amount*	Value

Repurchase Agreements—1.2%
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $774,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $789,629.	773,956	$773,956
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $1,022,551.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $900,560; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $986,445.	900,000	900,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $100,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $102,068.	100,000	100,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $200,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $222,213.	200,000	200,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $100,026; collateralized by various Common Stock with an aggregate market value of $111,245.	100,000	100,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $300,185; collateralized by various Common Stock with an aggregate market value of $333,735.	300,000	300,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,100,289.	1,000,000	1,000,000

		4,373,956

Mutual Funds—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (d)	500,000	500,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (d)	600,000	600,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (d)	600,000	600,000

		1,700,000

Total Securities Lending Reinvestments (Cost $6,073,956)		6,073,956

Total Investments—102.7% (Cost $349,037,960)		360,664,703
Other assets and liabilities (net)—(2.7)%		(9,532,164)

Net Assets—100.0%		$351,132,539

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $5,938,458 and the collateral received consisted of cash in the amount of $6,073,956. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$342,458,868	$—	$—	$342,458,868
Total Short-Term Investment*	—	12,131,879	—	12,131,879
Securities Lending Reinvestments
Repurchase Agreements	—	4,373,956	—	4,373,956
Mutual Funds	1,700,000	—	—	1,700,000
Total Securities Lending Reinvestments	1,700,000	4,373,956	—	6,073,956
Total Investments	$344,158,868	$16,505,835	$—	$360,664,703

Collateral for Securities Loaned (Liability)	$—	$(6,073,956)	$—	$(6,073,956)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-150

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—70.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.3%
Fannie Mae 15 Yr. Pool
1.500%, 04/01/36	1,639,908	$1,405,972
1.500%, 05/01/36	4,182,125	3,585,537
1.500%, 09/01/36	1,782,120	1,527,897
1.500%, 11/01/36	2,752,624	2,359,957
1.500%, 02/01/37	19,996	17,041
2.000%, 11/01/35	8,861,323	7,820,517
2.000%, 12/01/35	3,443,953	3,039,443
2.000%, 09/01/36	4,338,000	3,822,182
2.000%, 12/01/36	2,739,484	2,413,741
2.000%, 02/01/37	934,859	823,695
2.500%, 12/01/27	807,448	760,734
2.500%, 02/01/28	714,288	672,964
2.500%, 07/01/28	471,719	444,356
2.500%, 10/01/28	801,212	754,736
2.500%, 03/01/30	834,960	778,602
2.500%, 09/01/31	1,416,193	1,317,396
2.500%, 01/01/32	445,471	414,394
2.500%, 04/01/32	1,035,640	943,264
2.500%, 09/01/32	249,473	227,221
2.500%, 12/01/34	795,966	723,883
2.500%, 09/01/35	759,272	688,836
3.000%, 01/01/27	235,370	225,988
3.000%, 02/01/27	396,717	380,902
3.000%, 03/01/27	195,122	187,504
3.000%, 01/01/29	1,413,979	1,356,321
3.000%, 10/01/29	556,969	527,389
3.000%, 06/01/30	665,676	627,768
3.000%, 02/01/33	707,095	663,925
3.000%, 01/01/36	836,571	781,604
3.500%, 02/01/26	277,184	269,694
3.500%, 03/01/26	189,118	184,108
3.500%, 05/01/29	540,985	517,850
3.500%, 08/01/32	184,739	176,603
3.500%, 03/01/34	272,880	260,167
4.000%, 06/01/24	21,299	20,855
4.000%, 11/01/24	135,856	133,026
4.500%, 08/01/24	43,074	42,270
4.500%, 06/01/25	105,328	103,337
5.000%, 02/01/24	3,732	3,734
Fannie Mae 20 Yr. Pool
2.000%, 02/01/41	2,449,285	2,054,643
2.000%, 06/01/41	2,204,179	1,848,304
2.500%, 02/01/41	1,827,358	1,571,750
3.000%, 02/01/33	560,750	511,639
3.000%, 08/01/35	657,703	599,635
3.000%, 05/01/36	761,070	693,759
3.500%, 04/01/32	440,809	415,089
3.500%, 09/01/35	598,665	560,677
3.500%, 07/01/38	429,123	398,215
4.000%, 02/01/31	194,823	187,804
4.000%, 03/01/38	401,824	383,958
4.500%, 08/01/30	111,554	109,438
5.000%, 02/01/24	9,461	9,426
5.000%, 09/01/25	24,411	23,987
5.500%, 07/01/23	3,881	3,876
5.500%, 01/01/24	5,413	5,407
5.500%, 07/01/24	18,576	18,608
5.500%, 07/01/25	27,463	27,537
Fannie Mae 30 Yr. Pool
1.500%, 03/01/51	3,553,395	2,726,314
1.500%, 04/01/51	4,508,277	3,466,468
1.500%, 10/01/51	945,477	724,806
2.000%, 10/01/50	10,008,791	8,149,515
2.000%, 11/01/50	7,878,904	6,414,675
2.000%, 12/01/50	4,017,305	3,270,411
2.000%, 01/01/51	9,866,385	8,031,271
2.000%, 02/01/51	4,161,455	3,387,116
2.000%, 04/01/51	8,704,232	7,059,944
2.000%, 05/01/51	4,438,961	3,600,067
2.000%, 06/01/51	8,099,749	6,568,395
2.000%, 08/01/51	2,295,825	1,861,416
2.000%, 09/01/51	4,644,144	3,765,033
2.000%, 10/01/51	6,561,087	5,318,600
2.000%, 11/01/51	1,892,944	1,534,327
2.000%, 12/01/51	4,767,806	3,864,177
2.000%, 01/01/52	2,876,248	2,330,897
2.000%, 02/01/52	1,449,616	1,174,649
2.000%, 03/01/52	1,910,466	1,545,593
2.000%, 04/01/52	1,956,825	1,583,098
2.500%, 01/01/50	1,010,456	857,210
2.500%, 03/01/50	932,457	789,709
2.500%, 05/01/50	2,248,305	1,902,899
2.500%, 07/01/50	3,647,120	3,084,842
2.500%, 08/01/50	6,532,674	5,523,761
2.500%, 09/01/50	5,276,261	4,459,963
2.500%, 11/01/50	1,297,670	1,096,203
2.500%, 12/01/50	2,017,304	1,703,567
2.500%, 01/01/51	2,087,703	1,762,452
2.500%, 02/01/51	1,039,162	876,986
2.500%, 05/01/51	3,263,144	2,750,995
2.500%, 07/01/51	4,327,446	3,646,913
2.500%, 08/01/51	2,195,266	1,849,699
2.500%, 09/01/51	7,162,768	6,034,133
2.500%, 10/01/51	5,474,303	4,610,872
2.500%, 12/01/51	6,585,991	5,545,178
2.500%, 01/01/52	2,853,160	2,399,107
2.500%, 02/01/52	7,658,824	6,445,589
2.500%, 03/01/52	964,666	810,745
2.500%, 04/01/52	2,921,290	2,454,717
2.500%, 05/01/52	1,962,348	1,648,628
3.000%, 08/01/42	719,935	642,947
3.000%, 09/01/42	624,377	557,607
3.000%, 11/01/42	982,860	877,756
3.000%, 12/01/42	650,761	581,170
3.000%, 01/01/43	459,901	410,720
3.000%, 03/01/43	963,852	859,436
3.000%, 05/01/43	10,839	9,665
3.000%, 07/01/43	2,112,034	1,883,234
3.000%, 09/01/43	566,362	505,007
3.000%, 05/01/45	1,334,814	1,181,703

BHFTII-151

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/46	748,024	$662,053
3.000%, 06/01/46	1,024,924	907,129
3.000%, 08/01/46	1,098,821	972,533
3.000%, 02/01/47	1,519,645	1,344,991
3.000%, 11/01/49	683,301	599,567
3.000%, 12/01/49	1,232,195	1,081,199
3.000%, 01/01/50	1,279,344	1,122,570
3.000%, 02/01/50	624,929	548,348
3.000%, 05/01/50	2,558,836	2,243,528
3.000%, 07/01/50	945,835	828,921
3.000%, 08/01/50	3,876,836	3,396,877
3.000%, 11/01/51	2,682,321	2,339,236
3.000%, 12/01/51	2,293,989	1,999,153
3.000%, 04/01/52	3,891,592	3,385,224
3.000%, 05/01/52	5,877,981	5,112,006
3.000%, 06/01/52	3,441,168	2,992,073
3.500%, 12/01/40	443,579	410,271
3.500%, 03/01/42	465,618	430,428
3.500%, 05/01/42	780,408	721,427
3.500%, 06/01/42	538,244	497,565
3.500%, 08/01/42	325,327	300,740
3.500%, 09/01/42	1,452,936	1,343,126
3.500%, 01/01/43	526,294	486,518
3.500%, 06/01/43	682,499	621,358
3.500%, 08/01/44	717,242	657,164
3.500%, 02/01/45	779,250	713,978
3.500%, 03/01/45	827,826	757,589
3.500%, 04/01/45	498,806	456,484
3.500%, 09/01/45	668,158	611,469
3.500%, 11/01/45	682,336	624,443
3.500%, 01/01/46	819,013	749,524
3.500%, 03/01/46	765,496	700,001
3.500%, 05/01/46	544,347	497,774
3.500%, 11/01/47	1,278,936	1,169,214
3.500%, 03/01/48	1,033,475	944,243
3.500%, 02/01/49	251,274	229,579
3.500%, 08/01/49	295,895	268,989
3.500%, 10/01/49	619,726	563,374
3.500%, 01/01/50	410,368	373,053
3.500%, 02/01/50	200,692	182,443
3.500%, 05/01/50	928,314	840,684
3.500%, 02/01/51	1,598,635	1,445,265
3.500%, 04/01/52	3,886,119	3,497,337
3.500%, 06/01/52	1,962,212	1,765,600
3.500%, 08/01/52	5,956,214	5,358,482
4.000%, 08/01/39	305,298	290,852
4.000%, 09/01/39	251,916	239,996
4.000%, 12/01/39	308,883	294,268
4.000%, 06/01/40	293,692	279,701
4.000%, 09/01/40	189,794	180,753
4.000%, 12/01/40	1,737,964	1,655,170
4.000%, 01/01/41	726,235	691,638
4.000%, 12/01/41	302,407	287,903
4.000%, 02/01/42	410,310	390,631
4.000%, 09/01/43	558,279	530,401
4.000%, 05/01/44	573,705	544,724
4.000%, 08/01/44	962,084	913,484
4.000%, 10/01/44	291,353	276,635
4.000%, 11/01/44	842,769	794,350
4.000%, 01/01/45	692,111	657,148
4.000%, 03/01/45	450,044	426,875
4.000%, 10/01/45	646,591	613,303
4.000%, 03/01/47	197,001	185,602
4.000%, 05/01/47	205,570	193,676
4.000%, 06/01/47	1,428,954	1,345,912
4.000%, 07/01/47	336,484	317,015
4.000%, 10/01/47	501,181	472,183
4.000%, 05/01/48	564,412	531,570
4.000%, 06/01/48	473,686	446,123
4.000%, 07/01/48	357,681	336,868
4.000%, 09/01/48	172,176	162,158
4.000%, 10/01/48	270,196	254,474
4.000%, 11/01/48	331,392	312,109
4.000%, 04/01/49	553,932	520,386
4.000%, 02/01/50	594,915	558,887
4.000%, 03/01/50	645,772	606,664
4.000%, 09/01/50	490,148	458,832
4.000%, 07/01/52	3,209,800	2,976,969
4.000%, 09/01/52	3,982,406	3,693,532
4.500%, 08/01/33	50,575	49,526
4.500%, 10/01/33	65,709	64,345
4.500%, 04/01/34	50,560	49,503
4.500%, 01/01/39	8,427	8,263
4.500%, 07/01/39	454,113	444,972
4.500%, 09/01/39	548,244	537,209
4.500%, 10/01/39	343,377	336,465
4.500%, 05/01/40	434,472	425,472
4.500%, 08/01/40	495,911	485,639
4.500%, 11/01/40	277,465	271,718
4.500%, 12/01/40	655,218	641,645
4.500%, 04/01/41	1,661,181	1,626,679
4.500%, 05/01/41	338,009	330,978
4.500%, 03/01/44	240,817	235,127
4.500%, 08/01/47	489,787	474,943
4.500%, 10/01/48	245,865	237,617
4.500%, 12/01/48	325,200	314,290
4.500%, 08/01/52	1,973,154	1,879,002
4.500%, 09/01/52	2,984,632	2,842,215
5.000%, 07/01/33	37,112	37,166
5.000%, 08/01/33	164,310	164,552
5.000%, 09/01/33	58,844	58,931
5.000%, 10/01/33	614,149	615,054
5.000%, 03/01/34	73,132	73,240
5.000%, 04/01/34	150,601	150,820
5.000%, 05/01/34	25,013	25,049
5.000%, 09/01/34	107,908	108,064
5.000%, 02/01/35	45,394	45,460
5.000%, 04/01/35	12,601	12,622
5.000%, 05/01/35	15,016	15,040
5.000%, 11/01/35	43,586	43,657

BHFTII-152

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 03/01/36	158,279	$158,537
5.000%, 07/01/37	115,409	115,838
5.000%, 01/01/39	123,639	124,099
5.000%, 04/01/40	355,436	357,483
5.000%, 07/01/41	235,936	237,335
5.000%, 04/01/49	405,224	400,085
5.000%, 10/01/52	1,989,971	1,940,094
5.500%, 10/01/32	10,254	10,430
5.500%, 02/01/33	31,021	31,552
5.500%, 03/01/33	5,996	6,104
5.500%, 08/01/33	91,742	93,397
5.500%, 10/01/33	39,116	39,822
5.500%, 12/01/33	183,918	187,235
5.500%, 02/01/34	35,893	36,595
5.500%, 03/01/34	28,165	28,717
5.500%, 04/01/34	13,227	13,486
5.500%, 09/01/34	60,741	61,931
5.500%, 12/01/34	40,795	41,593
5.500%, 01/01/35	41,937	42,759
5.500%, 04/01/35	7,938	8,123
5.500%, 06/01/35	42,921	43,918
5.500%, 01/01/37	52,705	54,008
5.500%, 05/01/37	43,122	44,179
5.500%, 05/01/38	27,747	28,427
5.500%, 06/01/38	28,593	29,293
6.000%, 08/01/28	311	318
6.000%, 11/01/28	156	160
6.000%, 12/01/28	245	251
6.000%, 06/01/31	24,174	24,795
6.000%, 09/01/32	26,623	27,379
6.000%, 01/01/33	4,695	4,828
6.000%, 02/01/33	31,394	32,285
6.000%, 03/01/33	31,297	32,555
6.000%, 04/01/33	67,769	70,495
6.000%, 05/01/33	65,875	68,525
6.000%, 05/01/34	57,378	59,848
6.000%, 09/01/34	54,611	56,962
6.000%, 01/01/35	30,015	31,307
6.000%, 07/01/36	9,831	10,256
6.000%, 09/01/36	41,680	43,481
6.000%, 07/01/37	40,634	42,395
6.000%, 08/01/37	70,844	73,914
6.000%, 10/01/37	41,088	42,868
6.000%, 12/01/38	43,663	45,571
6.500%, 05/01/28	10,344	10,649
6.500%, 12/01/28	39,646	40,247
6.500%, 03/01/29	1,071	1,102
6.500%, 04/01/29	8,916	9,213
6.500%, 05/01/29	243	245
6.500%, 08/01/29	361	370
6.500%, 05/01/30	9,377	9,510
6.500%, 09/01/31	2,909	2,977
6.500%, 06/01/32	6,662	7,016
6.500%, 10/01/33	14,299	14,448
6.500%, 10/01/34	91,916	96,943
6.500%, 10/01/37	12,614	13,238
7.000%, 06/01/26	149	150
7.000%, 06/01/28	4,181	4,233
7.000%, 10/01/29	2,035	2,132
7.000%, 06/01/32	20,667	21,840
7.000%, 10/01/37	58,598	63,450
7.500%, 09/01/25	801	819
7.500%, 06/01/26	861	883
7.500%, 07/01/29	2,789	2,926
7.500%, 10/01/29	1,675	1,709
8.000%, 11/01/29	40	43
8.000%, 05/01/30	11,644	12,131
8.000%, 11/01/30	531	558
8.000%, 01/01/31	606	632
8.000%, 02/01/31	1,454	1,558
Fannie Mae-ACES
1.610%, 03/25/31	1,136,092	1,033,114
2.190%, 01/25/30	1,435,000	1,226,594
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	275,484	259,808
2.500%, 04/01/28	538,612	507,849
2.500%, 12/01/29	756,869	712,780
2.500%, 01/01/31	1,087,385	1,015,053
2.500%, 01/01/32	1,854,359	1,726,746
3.000%, 03/01/27	233,241	224,146
3.000%, 05/01/27	319,523	307,358
3.000%, 11/01/28	454,925	436,793
3.000%, 05/01/31	965,918	908,417
3.500%, 12/01/25	197,899	192,728
3.500%, 05/01/26	71,231	69,408
3.500%, 09/01/30	753,852	721,750
4.000%, 05/01/25	76,871	75,319
4.000%, 08/01/25	42,358	41,503
4.000%, 10/01/25	77,481	75,916
5.500%, 01/01/24	9,850	9,881
Freddie Mac 15 Yr. Pool
1.500%, 03/01/36	1,592,131	1,365,110
1.500%, 05/01/36	4,178,083	3,582,334
2.000%, 10/01/35	2,493,687	2,200,871
2.000%, 11/01/35	1,966,505	1,735,592
2.000%, 06/01/36	2,472,864	2,178,820
2.500%, 08/01/35	1,295,388	1,175,198
3.000%, 10/01/32	479,569	450,266
3.000%, 03/01/35	768,352	720,519
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	886,299	809,226
3.000%, 02/01/37	935,475	853,567
3.500%, 04/01/32	565,958	533,440
4.000%, 01/01/31	212,323	204,864
4.000%, 08/01/31	232,655	224,420
4.500%, 05/01/29	50,686	49,800
5.000%, 03/01/27	21,942	21,572
Freddie Mac 20 Yr. Pool
1.500%, 01/01/42	2,866,318	2,295,025
2.000%, 03/01/41	2,071,130	1,738,229

BHFTII-153

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Pool
2.000%, 12/01/41	2,827,956	$2,367,495
2.500%, 02/01/41	1,532,071	1,317,922
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	976,038	872,542
3.000%, 01/01/43	704,527	629,821
3.000%, 03/01/43	642,375	574,259
3.000%, 04/01/43	1,497,508	1,336,652
3.000%, 06/01/43	969,582	865,434
3.000%, 06/01/45	1,045,015	926,112
3.000%, 06/01/46	1,034,449	916,493
3.000%, 11/01/46	1,159,389	1,027,186
3.000%, 01/01/47	2,045,203	1,811,993
3.500%, 01/01/42	332,450	307,756
3.500%, 03/01/42	302,357	279,793
3.500%, 02/01/43	520,074	481,263
3.500%, 05/01/43	788,471	728,668
3.500%, 06/01/43	455,939	421,358
3.500%, 06/01/44	378,573	347,201
3.500%, 10/01/44	482,969	442,946
3.500%, 12/01/44	574,018	526,450
3.500%, 05/01/45	738,672	676,723
3.500%, 11/01/45	719,139	658,829
3.500%, 12/01/45	444,160	406,910
3.500%, 03/01/46	1,276,130	1,168,679
3.500%, 06/01/47	587,439	537,635
3.500%, 08/01/47	378,581	346,485
3.500%, 11/01/47	505,554	462,693
4.000%, 06/01/39	195,884	186,792
4.000%, 12/01/39	369,889	352,722
4.000%, 11/01/40	270,496	257,869
4.000%, 04/01/41	318,650	303,675
4.000%, 09/01/41	284,617	271,241
4.000%, 10/01/41	784,832	747,946
4.000%, 11/01/41	248,528	236,847
4.000%, 07/01/44	618,643	588,001
4.000%, 10/01/44	476,045	452,466
4.000%, 07/01/45	756,354	718,180
4.000%, 01/01/46	692,226	657,289
4.000%, 02/01/46	390,103	370,414
4.000%, 06/01/47	622,869	587,395
4.000%, 10/01/47	332,092	313,179
4.000%, 11/01/47	316,869	298,823
4.000%, 03/01/48	500,739	472,221
4.000%, 05/01/48	229,679	216,534
4.000%, 10/01/48	254,839	240,254
4.000%, 11/01/48	306,966	289,397
4.000%, 01/01/49	181,182	170,812
4.500%, 10/01/35	110,389	108,140
4.500%, 06/01/38	161,386	158,098
4.500%, 02/01/39	96,292	94,516
4.500%, 03/01/39	124,020	121,645
4.500%, 04/01/39	159,519	156,464
4.500%, 09/01/39	170,538	167,272
4.500%, 10/01/39	422,138	414,054
4.500%, 11/01/39	122,138	119,799
4.500%, 01/01/40	122,310	119,968
4.500%, 05/01/40	170,034	166,674
4.500%, 11/01/40	250,735	245,780
4.500%, 02/01/41	49,052	48,080
4.500%, 05/01/41	171,677	168,273
4.500%, 06/01/41	104,752	102,675
4.500%, 12/01/43	205,538	201,420
4.500%, 12/01/45	303,856	296,972
4.500%, 08/01/47	451,086	437,869
4.500%, 08/01/48	187,291	181,190
4.500%, 10/01/48	326,149	315,525
4.500%, 12/01/48	206,627	199,897
5.000%, 10/01/33	182,306	182,781
5.000%, 03/01/34	26,024	26,091
5.000%, 08/01/35	154,391	154,817
5.000%, 09/01/35	48,335	48,468
5.000%, 10/01/35	7,684	7,706
5.000%, 01/01/36	129,907	130,264
5.000%, 04/01/38	84,465	84,951
5.000%, 11/01/39	382,793	385,182
5.000%, 05/01/40	413,405	416,250
5.500%, 06/01/34	33,562	34,258
5.500%, 10/01/35	77,637	79,532
5.500%, 01/01/36	84,671	86,738
5.500%, 12/01/37	99,881	102,468
5.500%, 04/01/38	50,067	51,349
5.500%, 07/01/38	54,102	55,488
6.000%, 11/01/28	1,845	1,893
6.000%, 12/01/28	1,379	1,414
6.000%, 04/01/29	684	702
6.000%, 06/01/31	1,000	1,027
6.000%, 07/01/31	207	213
6.000%, 09/01/31	34,529	35,455
6.000%, 11/01/32	6,653	6,849
6.000%, 11/01/35	31,091	32,475
6.000%, 02/01/36	38,056	39,750
6.000%, 08/01/36	16,164	16,881
6.000%, 01/01/37	21,524	22,478
6.500%, 02/01/30	3,376	3,478
6.500%, 08/01/31	2,612	2,740
6.500%, 11/01/31	5,767	6,059
6.500%, 03/01/32	98,331	103,040
6.500%, 04/01/32	94,480	99,096
6.500%, 11/01/37	29,990	31,969
7.000%, 12/01/27	351	364
7.000%, 11/01/28	544	567
7.000%, 04/01/29	1,067	1,119
7.000%, 05/01/29	222	227
7.000%, 07/01/29	139	141
7.000%, 01/01/31	31,051	31,844
7.500%, 10/01/27	2,235	2,325
7.500%, 10/01/29	3,295	3,490
7.500%, 05/01/30	5,935	6,233
8.000%, 02/01/27	803	834
8.000%, 10/01/28	1,372	1,437

BHFTII-154

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
1.500%, 03/01/51	887,606	$682,652
1.500%, 04/01/51	4,490,587	3,453,221
1.500%, 05/01/51	2,264,476	1,741,130
2.000%, 10/01/50	3,835,340	3,122,817
2.000%, 11/01/50	3,962,458	3,226,011
2.000%, 12/01/50	6,475,229	5,271,268
2.000%, 01/01/51	9,872,246	8,035,901
2.000%, 02/01/51	4,154,450	3,381,355
2.000%, 05/01/51	5,718,047	4,637,192
2.000%, 06/01/51	1,796,925	1,457,121
2.000%, 07/01/51	5,455,904	4,423,754
2.000%, 08/01/51	4,488,154	3,638,735
2.000%, 12/01/51	6,661,670	5,398,829
2.500%, 03/01/50	1,661,245	1,406,906
2.500%, 07/01/50	4,340,199	3,671,012
2.500%, 09/01/50	3,009,443	2,543,808
2.500%, 10/01/50	2,434,360	2,057,046
2.500%, 12/01/50	3,353,108	2,831,578
2.500%, 04/01/51	4,430,708	3,735,861
2.500%, 07/01/51	6,082,561	5,125,834
2.500%, 08/01/51	4,242,444	3,574,492
2.500%, 12/01/51	2,350,280	1,978,783
3.000%, 01/01/48	439,737	389,293
3.000%, 09/01/49	989,057	867,880
3.000%, 12/01/49	1,275,001	1,118,790
3.000%, 02/01/50	647,937	568,553
3.000%, 04/01/50	1,149,668	1,008,249
3.000%, 05/01/50	1,097,913	962,649
3.000%, 07/01/50	973,773	853,427
3.000%, 11/01/50	1,063,133	930,923
3.500%, 10/01/47	522,524	477,717
3.500%, 04/01/49	351,335	319,391
3.500%, 05/01/49	226,586	205,985
3.500%, 10/01/49	479,275	435,699
3.500%, 03/01/50	649,929	590,836
3.500%, 06/01/50	1,255,096	1,136,195
3.500%, 08/01/50	1,773,730	1,605,423
4.000%, 02/01/49	175,074	164,891
4.000%, 06/01/49	352,890	331,525
4.500%, 01/01/49	181,229	175,146
Freddie Mac Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	1,991,593
2.785%, 06/25/29	1,800,000	1,623,300
3.117%, 06/25/27	1,000,000	939,736
3.187%, 09/25/27 (a)	1,265,000	1,188,557
3.194%, 07/25/27	685,000	644,748
3.780%, 10/25/28 (a)	4,000,000	3,819,703
3.920%, 09/25/28 (a)	2,900,000	2,806,352
3.926%, 07/25/28 (a)	2,500,000	2,418,032
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	475,083	447,004
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	671,349	605,935
3.000%, 12/15/42	726,028	655,286
3.000%, 02/15/43	504,728	455,549
3.000%, 03/15/43	548,780	494,986
3.000%, 07/15/43	497,265	448,521
3.500%, 02/15/42	178,468	165,748
4.000%, 07/15/39	420,582	402,386
4.000%, 07/15/40	223,782	214,077
4.500%, 01/15/39	83,877	82,470
4.500%, 04/15/39	223,747	219,964
4.500%, 05/15/39	462,816	454,989
4.500%, 08/15/39	177,198	174,201
4.500%, 01/15/40	200,814	197,418
4.500%, 04/15/40	96,615	94,994
4.500%, 02/15/41	52,244	51,368
4.500%, 04/15/41	69,847	68,666
5.000%, 12/15/35	87,644	89,489
5.000%, 12/15/36	18,839	18,965
5.000%, 01/15/39	248,988	254,739
5.000%, 02/15/39	48,391	49,647
5.000%, 08/15/39	280,975	287,713
5.000%, 09/15/39	45,882	46,965
5.000%, 12/15/39	174,549	178,890
5.000%, 05/15/40	149,550	152,860
5.500%, 03/15/36	48,442	49,647
5.500%, 09/15/38	18,492	18,871
5.500%, 08/15/39	58,657	61,342
6.000%, 01/15/29	960	977
6.000%, 01/15/33	68,891	71,942
6.000%, 03/15/35	52,936	55,775
6.000%, 12/15/35	45,921	47,945
6.000%, 09/15/36	38,728	40,521
6.000%, 07/15/38	105,021	111,174
6.500%, 05/15/23	55	55
6.500%, 02/15/27	5,182	5,260
6.500%, 07/15/28	2,735	2,786
6.500%, 08/15/28	3,482	3,572
6.500%, 11/15/28	1,696	1,752
6.500%, 12/15/28	3,948	4,025
6.500%, 07/15/29	1,311	1,333
6.500%, 05/15/36	82,069	87,126
7.000%, 01/15/28	584	602
7.000%, 05/15/28	2,919	2,972
7.000%, 06/15/28	3,169	3,282
7.000%, 10/15/28	3,813	3,934
7.000%, 09/15/29	394	394
7.000%, 01/15/31	927	947
7.000%, 03/15/31	483	499
7.000%, 08/15/31	26,201	27,885
7.000%, 07/15/32	10,313	10,991
8.000%, 08/15/26	673	697
8.000%, 09/15/26	694	700
Ginnie Mae II 30 Yr. Pool
2.000%, 11/20/50	4,530,353	3,796,827
2.000%, 01/20/51	2,352,946	1,971,972
2.000%, 03/20/51	4,060,764	3,397,519
2.000%, 04/20/51	4,153,528	3,473,849
2.000%, 05/20/51	9,312,130	7,785,428

BHFTII-155

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.000%, 06/20/51	2,143,419	$1,791,349
2.000%, 10/20/51	2,791,786	2,329,769
2.000%, 12/20/51	2,431,311	2,027,448
2.500%, 02/20/50	961,315	832,712
2.500%, 06/20/50	3,469,881	3,005,686
2.500%, 07/20/50	2,497,726	2,163,584
2.500%, 09/20/50	4,131,337	3,578,653
2.500%, 10/20/50	1,218,145	1,055,184
2.500%, 11/20/50	1,853,321	1,605,387
2.500%, 12/20/50	1,927,031	1,669,236
2.500%, 04/20/51	2,363,167	2,038,129
2.500%, 06/20/51	2,537,048	2,186,526
2.500%, 08/20/51	2,671,463	2,300,720
2.500%, 09/20/51	4,540,801	3,909,230
2.500%, 12/20/51	4,715,335	4,056,576
2.500%, 04/20/52	2,439,322	2,093,300
3.000%, 12/20/42	691,102	623,866
3.000%, 03/20/43	632,661	570,531
3.000%, 12/20/44	587,574	528,164
3.000%, 04/20/45	533,813	479,503
3.000%, 08/20/45	953,764	856,729
3.000%, 11/20/45	512,241	460,126
3.000%, 01/20/46	841,940	756,281
3.000%, 09/20/46	919,791	826,116
3.000%, 10/20/46	940,583	845,624
3.000%, 11/20/46	992,198	891,149
3.000%, 01/20/47	1,024,442	920,109
3.000%, 04/20/47	448,474	402,787
3.000%, 02/20/48	653,299	586,746
3.000%, 10/20/49	715,731	640,418
3.000%, 01/20/50	1,877,324	1,678,228
3.000%, 05/20/50	1,484,923	1,325,047
3.000%, 07/20/50	954,798	851,705
3.000%, 11/20/50	2,122,195	1,892,404
3.000%, 05/20/51	1,993,823	1,771,602
3.000%, 05/20/52	4,429,235	3,908,576
3.500%, 12/20/41	405,141	376,219
3.500%, 08/20/42	371,908	345,238
3.500%, 01/20/43	527,522	489,693
3.500%, 05/20/43	808,784	750,887
3.500%, 07/20/44	781,518	725,424
3.500%, 02/20/45	805,548	747,729
3.500%, 06/20/45	499,563	459,876
3.500%, 08/20/45	1,175,982	1,082,558
3.500%, 10/20/45	779,766	717,819
3.500%, 12/20/45	720,783	663,521
3.500%, 01/20/46	683,816	629,491
3.500%, 02/20/46	559,105	514,688
3.500%, 06/20/46	614,444	565,075
3.500%, 02/20/47	972,362	894,235
3.500%, 03/20/47	822,236	756,218
3.500%, 09/20/47	340,581	313,236
3.500%, 10/20/48	162,687	149,920
3.500%, 05/20/49	299,098	275,361
3.500%, 07/20/49	328,106	301,979
3.500%, 09/20/49	875,305	805,253
3.500%, 10/20/49	544,651	501,062
3.500%, 11/20/49	755,375	694,820
3.500%, 12/20/49	493,607	453,971
3.500%, 02/20/50	633,550	582,677
3.500%, 06/20/50	718,927	661,117
3.500%, 02/20/51	1,164,269	1,070,468
3.500%, 08/20/52	1,993,005	1,809,372
4.000%, 11/20/40	351,760	337,191
4.000%, 12/20/40	490,049	469,753
4.000%, 11/20/43	233,950	222,605
4.000%, 04/20/44	330,478	314,035
4.000%, 05/20/44	395,634	375,950
4.000%, 09/20/44	651,631	619,210
4.000%, 11/20/44	173,063	164,453
4.000%, 10/20/45	598,142	567,055
4.000%, 11/20/45	323,112	306,319
4.000%, 03/20/47	125,399	118,685
4.000%, 04/20/47	498,705	471,931
4.000%, 09/20/47	456,709	432,190
4.000%, 07/20/48	318,413	301,430
4.000%, 08/20/48	229,839	217,580
4.000%, 09/20/48	413,448	391,397
4.000%, 07/20/49	423,963	399,783
4.000%, 05/20/50	607,968	573,293
4.000%, 07/20/52	2,488,500	2,322,297
4.500%, 08/20/40	283,675	280,039
4.500%, 12/20/40	212,041	209,323
4.500%, 04/20/41	161,800	159,727
4.500%, 03/20/42	173,160	170,942
4.500%, 10/20/43	204,178	200,468
4.500%, 03/20/47	322,473	314,649
4.500%, 03/20/49	220,878	214,106
4.500%, 08/20/52	2,494,531	2,386,371
5.000%, 08/20/40	148,115	149,098
5.000%, 10/20/40	165,383	166,480
5.000%, 06/20/44	348,722	351,036
5.000%, 10/20/48	244,181	242,462
5.000%, 01/20/49	171,597	170,389
6.500%, 06/20/31	7,271	7,638
7.500%, 02/20/28	573	597

		574,222,234

Federal Agencies—1.2%
Federal Farm Credit Banks Funding Corp. 0.125%, 05/10/23	1,500,000	1,463,790
Federal Home Loan Banks 2.875%, 09/13/24	4,600,000	4,468,854
3.000%, 09/10/27	2,000,000	1,892,400
3.250%, 11/16/28	2,700,000	2,578,149
Federal Home Loan Mortgage Corp. 0.375%, 09/23/25	1,000,000	892,130
1.500%, 02/12/25 (b)	2,500,000	2,344,875
6.250%, 07/15/32	1,600,000	1,866,928
6.750%, 03/15/31	900,000	1,064,835

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 0.750%, 10/08/27 (b)	1,500,000	$1,273,485
2.125%, 04/24/26 (b)	2,500,000	2,328,800
2.625%, 09/06/24 (b)	1,500,000	1,454,880
6.625%, 11/15/30 (b)	1,450,000	1,697,297
Tennessee Valley Authority 3.500%, 12/15/42 (b)	1,600,000	1,336,224

		24,662,647

U.S. Treasury—40.6%
U.S. Treasury Bonds
1.125%, 05/15/40	7,100,000	4,434,172
1.125%, 08/15/40	3,200,000	1,981,500
1.250%, 05/15/50	9,200,000	5,144,812
1.375%, 11/15/40	7,500,000	4,846,875
1.375%, 08/15/50	7,600,000	4,398,500
1.625%, 11/15/50 (b)	6,500,000	4,032,031
1.750%, 08/15/41	4,300,000	2,939,453
1.875%, 02/15/41	5,200,000	3,683,062
1.875%, 02/15/51 (b)	8,800,000	5,823,125
1.875%, 11/15/51	6,500,000	4,295,078
2.000%, 02/15/50	8,000,000	5,493,750
2.000%, 08/15/51	7,500,000	5,119,922
2.250%, 05/15/41	3,700,000	2,796,391
2.250%, 08/15/46	3,000,000	2,159,063
2.250%, 08/15/49	6,000,000	4,386,562
2.250%, 02/15/52	2,100,000	1,524,797
2.375%, 05/15/51	5,100,000	3,813,844
2.500%, 05/15/46	4,800,000	3,636,000
2.750%, 08/15/42	4,820,000	3,913,237
2.750%, 11/15/42	1,200,000	971,625
2.750%, 08/15/47 (b)	3,000,000	2,396,250
2.750%, 11/15/47 (b)	800,000	639,500
2.875%, 05/15/43	3,260,000	2,684,916
2.875%, 08/15/45 (b)	3,700,000	3,017,234
2.875%, 11/15/46 (b)	4,600,000	3,753,312
2.875%, 05/15/49	2,300,000	1,916,188
3.000%, 11/15/44	2,600,000	2,170,188
3.000%, 05/15/45	3,100,000	2,587,047
3.000%, 02/15/47 (b)	3,000,000	2,506,875
3.000%, 05/15/47 (b)	2,800,000	2,341,938
3.000%, 08/15/48 (b)	9,700,000	8,198,016
3.000%, 02/15/49	7,300,000	6,224,391
3.125%, 11/15/41	3,000,000	2,609,063
3.125%, 02/15/43	3,270,000	2,809,134
3.125%, 08/15/44	4,700,000	4,014,094
3.250%, 05/15/42	3,100,000	2,750,766
3.375%, 05/15/44	3,000,000	2,674,219
3.375%, 11/15/48	5,000,000	4,549,219
3.500%, 02/15/39	1,872,000	1,781,033
3.625%, 08/15/43	2,600,000	2,422,469
3.625%, 02/15/44	2,420,000	2,246,819
3.750%, 08/15/41	2,800,000	2,682,750
4.250%, 05/15/39	2,200,000	2,292,469
4.250%, 11/15/40	1,780,000	1,836,738
4.375%, 11/15/39	1,900,000	2,005,094
4.375%, 05/15/40	1,220,000	1,283,097
4.375%, 05/15/41 (b)	1,350,000	1,413,492
4.500%, 02/15/36	600,000	648,469
4.500%, 05/15/38	1,500,000	1,616,016
4.625%, 02/15/40	1,300,000	1,412,938
5.000%, 05/15/37 (b)	1,560,000	1,769,625
5.250%, 02/15/29	750,000	799,805
6.250%, 05/15/30	2,500,000	2,875,391
U.S. Treasury Notes
0.125%, 10/15/23	15,000,000	14,368,359
0.250%, 03/15/24 (b)	14,000,000	13,198,828
0.250%, 06/15/24 (b)	7,000,000	6,536,797
0.250%, 07/31/25	7,000,000	6,255,703
0.250%, 08/31/25	5,100,000	4,542,586
0.250%, 09/30/25 (b)	9,000,000	7,998,047
0.375%, 04/15/24	4,000,000	3,765,313
0.375%, 07/15/24 (b)	13,000,000	12,136,211
0.375%, 08/15/24	7,000,000	6,511,094
0.375%, 09/15/24	10,100,000	9,366,961
0.375%, 04/30/25	7,200,000	6,521,063
0.375%, 11/30/25	6,100,000	5,407,555
0.375%, 12/31/25	12,200,000	10,787,469
0.375%, 01/31/26	11,200,000	9,865,625
0.375%, 07/31/27	3,100,000	2,602,547
0.375%, 09/30/27	6,300,000	5,255,578
0.500%, 03/31/25 (b)	4,000,000	3,648,438
0.500%, 02/28/26	6,100,000	5,382,297
0.500%, 04/30/27	8,000,000	6,805,625
0.500%, 10/31/27 (b)	7,600,000	6,359,062
0.625%, 07/31/26	6,100,000	5,336,547
0.625%, 11/30/27 (b)	7,000,000	5,882,734
0.625%, 12/31/27	7,200,000	6,038,438
0.625%, 05/15/30 (b)	10,000,000	7,878,125
0.625%, 08/15/30 (b)	9,600,000	7,522,500
0.750%, 01/31/28	6,100,000	5,134,961
0.875%, 06/30/26	6,000,000	5,313,281
0.875%, 11/15/30 (b)	12,700,000	10,120,312
1.000%, 07/31/28	4,000,000	3,369,063
1.125%, 02/28/25	3,800,000	3,528,062
1.125%, 08/31/28	6,000,000	5,079,844
1.125%, 02/15/31 (b)	11,500,000	9,316,797
1.250%, 11/30/26	2,100,000	1,869,000
1.250%, 12/31/26 (b)	7,600,000	6,750,937
1.250%, 03/31/28	5,100,000	4,397,156
1.250%, 04/30/28	6,000,000	5,160,937
1.250%, 06/30/28	5,900,000	5,056,484
1.250%, 09/30/28	6,000,000	5,107,969
1.250%, 08/15/31 (b)	10,300,000	8,326,906
1.375%, 10/31/28	3,300,000	2,826,914
1.375%, 11/15/31 (b)	10,200,000	8,290,687
1.500%, 10/31/24 (b)	8,100,000	7,657,031
1.500%, 11/30/24 (b)	7,600,000	7,167,750
1.500%, 02/15/25	2,100,000	1,968,422
1.500%, 08/15/26	5,600,000	5,065,375

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 01/31/27 (b)	8,000,000	$7,173,125
1.500%, 11/30/28 (b)	10,000,000	8,620,312
1.500%, 02/15/30 (b)	8,300,000	7,044,625
1.625%, 02/15/26	6,400,000	5,879,000
1.625%, 05/15/26	10,900,000	9,962,430
1.625%, 09/30/26 (b)	6,000,000	5,446,406
1.625%, 08/15/29 (b)	4,500,000	3,880,547
1.625%, 05/15/31	9,800,000	8,227,406
1.750%, 06/30/24 (b)	7,600,000	7,274,922
1.750%, 01/31/29	5,000,000	4,366,406
1.875%, 08/31/24 (b)	10,200,000	9,752,156
1.875%, 06/30/26 (b)	6,900,000	6,353,930
1.875%, 02/28/29 (b)	2,100,000	1,848,328
1.875%, 02/15/32	4,100,000	3,476,031
2.000%, 05/31/24 (b)	8,400,000	8,088,609
2.000%, 02/15/25	7,600,000	7,211,687
2.000%, 08/15/25	5,100,000	4,791,211
2.000%, 11/15/26	7,300,000	6,704,023
2.125%, 02/29/24	12,000,000	11,637,188
2.125%, 03/31/24	13,100,000	12,681,926
2.125%, 05/15/25 (b)	5,500,000	5,209,102
2.125%, 05/31/26	6,800,000	6,322,406
2.250%, 11/15/24	6,700,000	6,425,195
2.250%, 11/15/25	10,800,000	10,170,562
2.250%, 02/15/27	7,800,000	7,210,125
2.250%, 08/15/27	6,100,000	5,605,328
2.250%, 11/15/27	2,600,000	2,378,391
2.375%, 08/15/24	13,600,000	13,130,906
2.375%, 05/15/27	8,000,000	7,414,375
2.375%, 05/15/29	6,800,000	6,151,875
2.500%, 01/31/24	3,900,000	3,806,309
2.500%, 05/15/24	10,100,000	9,809,230
2.500%, 01/31/25	10,100,000	9,701,523
2.500%, 02/28/26	6,700,000	6,336,211
2.500%, 03/31/27	5,100,000	4,763,719
2.625%, 12/31/23 (b)	6,900,000	6,757,687
2.625%, 04/15/25 (b)	8,000,000	7,681,875
2.625%, 05/31/27 (b)	10,000,000	9,387,500
2.625%, 02/15/29	8,300,000	7,647,023
2.750%, 11/15/23	6,335,000	6,224,385
2.750%, 02/15/24	12,400,000	12,132,625
2.750%, 02/28/25	6,900,000	6,659,039
2.750%, 04/30/27	7,200,000	6,795,563
2.750%, 02/15/28	6,000,000	5,617,031
2.750%, 05/31/29 (b)	9,500,000	8,800,859
2.875%, 04/30/25	8,400,000	8,113,875
2.875%, 07/31/25	6,600,000	6,358,687
2.875%, 05/15/28	5,900,000	5,540,930
2.875%, 08/15/28	6,000,000	5,627,344
2.875%, 05/15/32	4,000,000	3,700,625
3.125%, 11/15/28	8,000,000	7,599,375
4.250%, 09/30/24	11,000,000	11,005,157

		822,308,849

Total U.S. Treasury & Government Agencies (Cost $1,652,370,806)		1,421,193,730

Corporate Bonds & Notes—25.3%

Aerospace/Defense—0.5%
Boeing Co. (The) 5.150%, 05/01/30 (b)	3,800,000	3,518,762
5.930%, 05/01/60	1,100,000	942,403
7.250%, 06/15/25	460,000	479,674
Lockheed Martin Corp. 3.550%, 01/15/26 (b)	523,000	505,553
4.090%, 09/15/52	954,000	795,168
Northrop Grumman Corp. 3.250%, 01/15/28 (b)	1,100,000	1,001,935
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	581,785
Raytheon Technologies Corp. 3.125%, 05/04/27 (b)	1,000,000	919,290
4.500%, 06/01/42	1,645,000	1,419,734
7.500%, 09/15/29 (b)	200,000	224,214

		10,388,518

Agriculture—0.3%
Altria Group, Inc. 4.000%, 01/31/24 (b)	1,000,000	984,460
5.950%, 02/14/49 (b)	1,200,000	995,124
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	1,000,000	967,540
Reynolds American, Inc. 4.450%, 06/12/25 (b)	2,800,000	2,708,104

		5,655,228

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27 (b)	1,900,000	1,860,822

Apparel—0.1%
NIKE, Inc. 2.750%, 03/27/27 (b)	2,000,000	1,836,820

Auto Manufacturers—0.4%
American Honda Finance Corp. 2.250%, 01/12/29	1,000,000	840,620
2.300%, 09/09/26	1,100,000	993,366
General Motors Financial Co., Inc. 1.250%, 01/08/26 (b)	1,200,000	1,031,676
4.350%, 01/17/27 (b)	3,200,000	2,970,176
Mercedes-Benz Finance North America LLC 8.500%, 01/18/31 (b)	550,000	655,781
Toyota Motor Credit Corp. 3.375%, 04/01/30 (b)	2,600,000	2,322,840

		8,814,459

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—5.5%
Banco Santander S.A. 4.379%, 04/12/28 (b)	2,200,000	$1,966,800
Bank of America Corp. 2.676%, SOFR + 1.930%, 06/19/41 (a)	3,000,000	1,934,010
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	1,558,480
4.100%, 07/24/23	2,905,000	2,895,820
4.200%, 08/26/24 (b)	3,000,000	2,952,930
5.875%, 02/07/42	3,000,000	2,904,960
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a) b)	1,800,000	1,661,400
Barclays plc 4.375%, 01/12/26 (b)	3,500,000	3,307,080
Canadian Imperial Bank of Commerce 2.250%, 01/28/25 (b)	1,000,000	936,880
Citigroup, Inc. 2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	1,969,250
3.200%, 10/21/26	1,700,000	1,557,285
4.000%, 08/05/24 (b)	900,000	880,866
4.412%, SOFR + 3.914%, 03/31/31 (a)	2,900,000	2,607,854
4.650%, 07/23/48 (b)	1,300,000	1,055,743
Cooperatieve Rabobank UA 5.750%, 12/01/43 (b)	1,200,000	1,095,612
Credit Suisse Group AG 4.550%, 04/17/26 (b)	2,700,000	2,486,619
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	1,700,340
Discover Bank 2.450%, 09/12/24	1,400,000	1,324,344
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,396,464
Goldman Sachs Group, Inc. (The) 3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,080,928
3.850%, 01/26/27 (b)	1,900,000	1,771,294
4.000%, 03/03/24 (b)	2,000,000	1,972,260
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	1,900,000	1,730,197
6.125%, 02/15/33 (b)	2,075,000	2,094,277
HSBC Holdings plc 3.973%, 3M LIBOR + 1.610%, 05/22/30 (a) (b)	3,500,000	2,955,295
4.250%, 03/14/24 (b)	1,400,000	1,370,950
6.500%, 09/15/37 (b)	1,205,000	1,145,594
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	1,553,664
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,580,620
2.950%, 10/01/26 (b)	2,000,000	1,834,480
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	1,000,000	784,530
3.900%, 07/15/25 (b)	4,700,000	4,551,245
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a) (b)	2,400,000	1,797,096
KeyBank N.A. 3.300%, 06/01/25 (b)	2,800,000	2,676,772
KFW 0.250%, 10/19/23 (b)	3,000,000	2,876,250
0.500%, 09/20/24 (b)	1,000,000	928,710
1.750%, 09/14/29 (b)	2,000,000	1,724,560
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	1,500,000	1,424,700
Lloyds Banking Group plc 3.574%, 3M LIBOR + 1.205%, 11/07/28 (a) (b)	1,800,000	1,577,610
4.650%, 03/24/26	1,700,000	1,598,663
Mitsubishi UFJ Financial Group, Inc. 0.953%, 1Y H15 + 0.550%, 07/19/25 (a)	2,000,000	1,840,940
3.850%, 03/01/26	1,000,000	948,080
Mizuho Financial Group, Inc. 4.018%, 03/05/28 (b)	1,800,000	1,646,262
Morgan Stanley 4.300%, 01/27/45	1,900,000	1,508,296
4.350%, 09/08/26	3,800,000	3,628,886
7.250%, 04/01/32 (b)	1,850,000	2,009,044
PNC Bank N.A. 2.950%, 02/23/25 (b)	4,100,000	3,918,821
Royal Bank of Canada 1.600%, 01/21/25 (b)	2,100,000	1,943,697
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26 (b)	4,700,000	4,247,625
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	2,976,090
Truist Financial Corp. 1.267%, SOFR + 0.609%, 03/02/27 (a) (b)	2,000,000	1,743,880
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	2,944,770
Wells Fargo & Co. 2.879%, TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	1,975,680
3.000%, 10/23/26	2,000,000	1,812,960
5.013%, SOFR + 4.502%, 04/04/51 (a)	1,000,000	858,370
5.606%, 01/15/44 (b)	2,200,000	1,972,234
Westpac Banking Corp. 2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,258,595

		112,456,662

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	1,165,000	944,209
4.600%, 06/01/60 (b)	1,600,000	1,271,664
5.550%, 01/23/49	1,900,000	1,787,311
Coca-Cola Co. (The) 1.650%, 06/01/30 (b)	2,400,000	1,912,632
Constellation Brands, Inc. 3.150%, 08/01/29	1,900,000	1,635,216
Diageo Capital plc 2.375%, 10/24/29	1,400,000	1,170,708
Keurig Dr Pepper, Inc. 4.597%, 05/25/28 (b)	1,200,000	1,157,304
PepsiCo, Inc. 2.750%, 03/19/30	800,000	693,352
4.450%, 04/14/46	1,300,000	1,197,807

		11,770,203

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.3%
Amgen, Inc. 2.000%, 01/15/32 (b)	1,600,000	$1,223,280
2.600%, 08/19/26 (b)	1,200,000	1,102,080
4.663%, 06/15/51	1,000,000	845,190
Biogen, Inc. 4.050%, 09/15/25	300,000	291,216
Gilead Sciences, Inc. 3.650%, 03/01/26	2,000,000	1,902,880

		5,364,646

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27 (b)	2,000,000	1,774,860

Chemicals—0.3%
Dow Chemical Co. (The) 4.375%, 11/15/42	1,000,000	789,300
9.400%, 05/15/39	650,000	826,306
DuPont de Nemours, Inc. 5.419%, 11/15/48 (b)	1,000,000	898,610
LyondellBasell Industries NV 4.625%, 02/26/55 (b)	1,400,000	1,055,096
Nutrien, Ltd. 4.200%, 04/01/29 (b)	1,000,000	928,300
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,800,000	1,655,136
Westlake Corp. 3.125%, 08/15/51 (b)	500,000	308,320

		6,461,068

Commercial Services—0.3%
Global Payments, Inc. 2.900%, 05/15/30 (b)	900,000	720,243
Massachusetts Institute of Technology 2.294%, 07/01/51 (b)	1,200,000	741,120
PayPal Holdings, Inc. 2.850%, 10/01/29 (b)	2,000,000	1,712,860
S&P Global, Inc. 2.300%, 08/15/60	1,600,000	839,392
Yale University 2.402%, 04/15/50 (b)	2,000,000	1,293,600

		5,307,215

Computers — 0.5%
Apple, Inc. 2.550%, 08/20/60 (b)	1,000,000	601,280
2.650%, 02/08/51 (b)	1,500,000	984,270
4.650%, 02/23/46 (b)	2,700,000	2,516,859
Dell International LLC / EMC Corp. 5.300%, 10/01/29	1,800,000	1,676,988
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,387,834
International Business Machines Corp. 3.300%, 05/15/26 (b)	1,900,000	1,791,681
4.000%, 06/20/42	1,200,000	943,764

		9,902,676

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 1.950%, 03/15/31 (b)	1,100,000	872,861
Procter & Gamble Co. (The) 3.550%, 03/25/40 (b)	900,000	754,659
Unilever Capital Corp. 2.900%, 05/05/27 (b)	1,500,000	1,381,785

		3,009,305

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/30/32	1,000,000	754,300
3.650%, 07/21/27 (b)	1,900,000	1,657,674
Air Lease Corp. 2.875%, 01/15/26 (b)	900,000	806,904
4.250%, 02/01/24 (b)	900,000	884,169
American Express Co. 3.300%, 05/03/27 (b)	3,000,000	2,770,620
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	3,742,316
Capital One Financial Corp. 3.800%, 01/31/28 (b)	1,800,000	1,626,174
Charles Schwab Corp. (The) 4.625%, 03/22/30	900,000	869,382
Intercontinental Exchange, Inc. 3.000%, 06/15/50	1,000,000	652,730
3.750%, 12/01/25 (b)	1,000,000	964,960
Mastercard, Inc. 3.350%, 03/26/30 (b)	1,700,000	1,537,854
Nomura Holdings, Inc. 2.679%, 07/16/30	1,000,000	766,290
Visa, Inc. 1.100%, 02/15/31 (b)	3,100,000	2,322,024

		19,355,397

Electric—1.9%
Appalachian Power Co. 3.700%, 05/01/50	900,000	642,897
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	1,300,000	1,128,270
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a)(b)	1,500,000	1,295,730
Commonwealth Edison Co. 3.000%, 03/01/50	900,000	604,197
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	816,790
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43 (b)	2,070,000	1,612,613
Dominion Energy, Inc. 3.900%, 10/01/25 (b)	1,900,000	1,825,653
4.600%, 03/15/49 (b)	800,000	681,048
DTE Electric Co. 3.700%, 03/15/45 (b)	1,000,000	776,690
Duke Energy Carolinas LLC 3.550%, 03/15/52	1,000,000	727,560
5.300%, 02/15/40 (b)	2,000,000	1,906,760

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp. 2.650%, 09/01/26 (b)	1,000,000	$907,200
Entergy Louisiana LLC 4.000%, 03/15/33	1,000,000	884,010
Evergy, Inc. 2.900%, 09/15/29	1,500,000	1,240,425
Exelon Corp. 3.400%, 04/15/26 (b)	1,000,000	941,360
5.625%, 06/15/35 (b)	1,500,000	1,471,095
Florida Power & Light Co. 5.950%, 02/01/38 (b)	1,700,000	1,749,504
Georgia Power Co. 4.300%, 03/15/42 (b)	2,000,000	1,596,760
Louisville Gas and Electric Co. 4.250%, 04/01/49	800,000	647,800
MidAmerican Energy Co. 3.650%, 04/15/29	1,700,000	1,573,792
4.250%, 07/15/49	1,500,000	1,243,695
National Rural Utilities Cooperative Finance Corp. 2.400%, 03/15/30	1,800,000	1,483,704
Northern States Power Co. 6.250%, 06/01/36	1,200,000	1,272,132
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	900,000	621,855
Pacific Gas & Electric Co. 2.500%, 02/01/31	3,000,000	2,184,240
Public Service Electric and Gas Co. 1.900%, 08/15/31 (b)	1,600,000	1,251,632
Sempra Energy 3.400%, 02/01/28	1,100,000	995,698
Southern California Edison Co. 3.650%, 03/01/28 (b)	1,900,000	1,734,529
4.000%, 04/01/47 (b)	1,000,000	730,890
Southwestern Electric Power Co. 4.100%, 09/15/28 (b)	1,800,000	1,661,814
Union Electric Co. 3.500%, 03/15/29 (b)	1,800,000	1,639,494

		37,849,837

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.200%, 12/21/31 (b)	500,000	399,875

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,652,688

Environmental Control—0.1%
Waste Connections, Inc. 2.200%, 01/15/32 (b)	500,000	388,440
Waste Management, Inc. 3.150%, 11/15/27 (b)	1,800,000	1,652,454

		2,040,894

Food—0.3%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,228,136
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,431,405
Kraft Heinz Foods Co. 5.000%, 07/15/35 (b)	1,600,000	1,449,488
Kroger Co. (The) 2.200%, 05/01/30 (b)	1,000,000	794,210
Tyson Foods, Inc. 3.550%, 06/02/27 (b)	1,200,000	1,109,772

		6,013,011

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24 (b)	1,800,000	1,870,362
International Paper Co. 4.400%, 08/15/47	800,000	640,512

		2,510,874

Gas—0.1%
Atmos Energy Corp. 1.500%, 01/15/31 (b)	1,100,000	827,794
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,260,045

		2,087,839

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (a)(b)	2,500,000	2,184,425

Healthcare-Products—0.3%
Abbott Laboratories 4.750%, 11/30/36 (b)	1,300,000	1,269,905
Boston Scientific Corp. 1.900%, 06/01/25 (b)	1,900,000	1,752,465
DH Europe Finance II Sarl 3.250%, 11/15/39	900,000	683,631
Medtronic, Inc. 4.625%, 03/15/45 (b)	933,000	843,320
Stryker Corp. 1.150%, 06/15/25 (b)	1,000,000	903,280

		5,452,601

Healthcare-Services—0.6%
CommonSpirit Health 3.910%, 10/01/50	1,500,000	1,069,095
Elevance Health, Inc. 5.850%, 01/15/36 (b)	1,800,000	1,805,688
HCA, Inc. 4.125%, 06/15/29 (b)	1,800,000	1,586,214
Humana, Inc. 4.875%, 04/01/30	800,000	766,696
Kaiser Foundation Hospitals 3.002%, 06/01/51 (b)	1,000,000	660,760

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Laboratory Corp. of America Holdings 3.600%, 02/01/25 (b)	1,800,000	$1,735,956
UnitedHealth Group, Inc. 3.500%, 08/15/39	900,000	706,653
3.750%, 07/15/25 (b)	2,600,000	2,531,776
4.250%, 06/15/48 (b)	1,000,000	829,290

		11,692,128

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27 (b)	1,300,000	1,203,631

Household Products/Wares—0.0%
Kimberly-Clark Corp. 3.100%, 03/26/30 (b)	1,100,000	971,993

Insurance—0.7%
Allstate Corp. (The) 1.450%, 12/15/30 (b)	1,100,000	831,875
American International Group, Inc. 3.400%, 06/30/30	800,000	698,160
4.500%, 07/16/44 (b)	1,100,000	903,111
AXA S.A. 8.600%, 12/15/30	1,165,000	1,364,145
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48 (b)	1,700,000	1,408,620
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	1,500,000	1,425,180
Chubb Corp. (The) 6.000%, 05/11/37	865,000	902,870
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	775,031
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	2,000,000	1,925,760
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	914,480
Prudential Financial, Inc. 2.100%, 03/10/30	2,000,000	1,606,240
5.700%, 12/14/36 (b)	1,525,000	1,508,622
Travelers Cos., Inc. (The) 3.050%, 06/08/51 (b)	800,000	551,128

		14,815,222

Internet—0.4%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47 (b)	1,400,000	1,010,044
Alphabet, Inc. 2.050%, 08/15/50	1,100,000	647,812
Amazon.com, Inc. 3.100%, 05/12/51 (b)	1,000,000	698,640
3.150%, 08/22/27 (b)	1,000,000	931,920
3.800%, 12/05/24 (b)	1,800,000	1,775,844
3.875%, 08/22/37	1,900,000	1,654,368
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,389,540

		8,108,168

Investment Companies—0.1%
Ares Capital Corp. 4.250%, 03/01/25	900,000	850,284
Owl Rock Capital Corp. 3.400%, 07/15/26 (b)	1,600,000	1,375,920

		2,226,204

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36 (b)	528,000	503,374

Lodging—0.0%
Marriott International, Inc. 2.850%, 04/15/31 (b)	1,100,000	863,742

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 3.750%, 11/24/23 (b)	1,000,000	992,000
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,233,645

		2,225,645

Machinery-Diversified—0.0%
John Deere Capital Corp. 2.000%, 06/17/31 (b)	1,000,000	793,080

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.850%, 04/01/61	3,300,000	1,933,107
6.484%, 10/23/45	900,000	795,123
Comcast Corp. 3.150%, 03/01/26 (b)	2,000,000	1,885,780
3.969%, 11/01/47	900,000	688,374
4.650%, 07/15/42 (b)	1,670,000	1,430,973
5.650%, 06/15/35 (b)	1,500,000	1,501,500
Discovery Communications LLC
3.950%, 03/20/28 (b)	1,100,000	965,888
4.000%, 09/15/55	1,481,000	881,728
Fox Corp.
5.576%, 01/25/49 (b)	1,000,000	858,050
Paramount Global
4.375%, 03/15/43	1,500,000	1,003,050
Time Warner Cable LLC
6.550%, 05/01/37	100,000	90,704
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	2,000,000	1,832,780
Walt Disney Co. (The)
3.500%, 05/13/40 (b)	900,000	695,376
3.600%, 01/13/51 (b)	1,000,000	744,760
6.550%, 03/15/33	950,000	1,018,923

		16,326,116

Mining—0.2%
Newmont Corp.
6.250%, 10/01/39	1,800,000	1,800,522

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	1,751,000	$1,853,451

		3,653,973

Miscellaneous Manufacturing—0.3%
3M Co.
3.625%, 10/15/47	1,000,000	723,690
4.000%, 09/14/48 (b)	900,000	704,916
GE Capital International Funding Co.
4.418%, 11/15/35	1,459,000	1,308,781
General Electric Co.
7.500%, 08/21/35	100,000	109,992
Parker-Hannifin Corp.
3.250%, 06/14/29 (b)	1,900,000	1,675,439
Trane Technologies Luxembourg Finance S.A.
3.800%, 03/21/29 (b)	1,000,000	898,760

		5,421,578

Multi-National—1.4%
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,644,140
1.750%, 09/19/29	900,000	772,074
2.625%, 01/30/24	3,700,000	3,618,304
Asian Infrastructure Investment Bank (The)
0.500%, 05/28/25	1,000,000	900,350
European Bank for Reconstruction & Development
0.500%, 05/19/25 (b)	2,000,000	1,810,600
European Investment Bank
0.375%, 03/26/26 (b)	2,000,000	1,749,040
1.875%, 02/10/25	1,000,000	945,690
2.500%, 10/15/24 (b)	1,800,000	1,737,450
4.875%, 02/15/36 (b)	1,100,000	1,180,443
Inter-American Development Bank
2.125%, 01/15/25 (b)	2,000,000	1,903,860
2.250%, 06/18/29	1,400,000	1,245,482
2.375%, 07/07/27	1,500,000	1,382,910
7.000%, 06/15/25	200,000	212,604
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,781,560
1.625%, 11/03/31	2,600,000	2,135,042
2.125%, 03/03/25	3,000,000	2,850,300
2.500%, 07/29/25	2,000,000	1,902,720

		27,772,569

Office/Business Equipment—0.0%
CDW LLC / CDW Finance Corp.
4.250%, 04/01/28 (b)	1,100,000	963,347

Oil & Gas — 0.8%
BP Capital Markets America, Inc. 2.721%, 01/12/32 (b)	1,000,000	812,220
3.000%, 02/24/50	1,000,000	649,400
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	1,733,958
Chevron Corp. 2.954%, 05/16/26 (b)	1,500,000	1,412,550
ConocoPhillips Co. 6.950%, 04/15/29 (b)	700,000	767,816
Equinor ASA 3.250%, 11/10/24 (b)	2,100,000	2,041,830
Exxon Mobil Corp. 3.176%, 03/15/24 (b)	900,000	883,188
4.114%, 03/01/46 (b)	1,600,000	1,325,232
Marathon Oil Corp. 6.600%, 10/01/37 (b)	1,000,000	972,910
Marathon Petroleum Corp. 4.700%, 05/01/25 (b)	600,000	589,752
Phillips 66 4.875%, 11/15/44	1,000,000	864,420
Shell International Finance B.V. 2.375%, 11/07/29 (b)	3,000,000	2,522,280
3.250%, 04/06/50 (b)	900,000	634,140
TotalEnergies Capital International S.A. 3.127%, 05/29/50	900,000	620,802
Valero Energy Corp. 3.400%, 09/15/26 (b)	1,000,000	937,600

		16,768,098

Oil & Gas Services—0.1%
Halliburton Co. 5.000%, 11/15/45 (b)	1,200,000	998,508

Pharmaceuticals—1.5%
AbbVie, Inc. 3.800%, 03/15/25 (b)	400,000	387,284
4.050%, 11/21/39 (b)	1,300,000	1,052,805
4.400%, 11/06/42	2,200,000	1,826,506
AstraZeneca plc 4.000%, 09/18/42 (b)	1,200,000	1,006,572
Becton Dickinson & Co. 4.669%, 06/06/47 (b)	2,000,000	1,721,020
Bristol-Myers Squibb Co. 3.400%, 07/26/29	1,000,000	908,510
4.625%, 05/15/44	2,000,000	1,792,160
Cardinal Health, Inc. 3.410%, 06/15/27 (b)	1,800,000	1,664,316
Cigna Corp. 2.375%, 03/15/31 (b)	1,500,000	1,192,680
4.500%, 02/25/26	1,200,000	1,171,140
6.125%, 11/15/41	313,000	311,695
CVS Health Corp. 4.300%, 03/25/28	544,000	514,526
4.780%, 03/25/38	1,500,000	1,314,645
5.050%, 03/25/48 (b)	1,500,000	1,320,495
5.125%, 07/20/45	1,900,000	1,662,899
Eli Lilly and Co. 2.250%, 05/15/50 (b)	1,100,000	682,451
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28 (b)	1,000,000	941,940

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Johnson & Johnson 3.700%, 03/01/46 (b)	1,000,000	$821,330
5.950%, 08/15/37 (b)	910,000	981,489
Merck & Co., Inc. 6.550%, 09/15/37	1,000,000	1,108,310
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	315,039
Novartis Capital Corp. 2.200%, 08/14/30 (b)	1,900,000	1,587,621
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	2,000,000	1,846,220
Utah Acquisition Sub, Inc. 3.950%, 06/15/26 (b)	1,800,000	1,639,656
Wyeth LLC 5.950%, 04/01/37	1,800,000	1,894,860

		29,666,169

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	244,374
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	2,000,000	2,027,880
Energy Transfer L.P. 5.150%, 03/15/45 (b)	2,600,000	2,057,744
Enterprise Products Operating LLC 3.200%, 02/15/52	1,100,000	703,769
3.950%, 02/15/27 (b)	2,300,000	2,187,024
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	1,945,300
MPLX L.P. 5.200%, 03/01/47	1,000,000	824,050
ONEOK, Inc. 3.100%, 03/15/30 (b)	2,100,000	1,709,547
Sabine Pass Liquefaction LLC 5.875%, 06/30/26 (b)	1,600,000	1,599,152
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	1,783,764
Williams Cos., Inc. (The) 3.750%, 06/15/27	2,500,000	2,301,100

		17,383,704

Real Estate Investment Trusts—1.0%
Alexandria Real Estate Equities, Inc. 3.375%, 08/15/31 (b)	1,000,000	841,320
3.550%, 03/15/52 (b)	1,100,000	749,496
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,072,700
AvalonBay Communities, Inc. 2.300%, 03/01/30 (b)	1,000,000	823,130
Boston Properties L.P. 3.200%, 01/15/25 (b)	1,400,000	1,335,600
Brixmor Operating Partnership L.P. 4.050%, 07/01/30 (b)	900,000	759,906
Crown Castle, Inc. 3.800%, 02/15/28 (b)	1,500,000	1,358,865
Digital Realty Trust L.P. 3.700%, 08/15/27 (b)	2,500,000	2,313,025
Duke Realty L.P. 3.375%, 12/15/27 (b)	500,000	453,760
Equinix, Inc. 3.200%, 11/18/29 (b)	700,000	591,794
ERP Operating L.P. 3.000%, 07/01/29 (b)	1,000,000	868,300
Essex Portfolio L.P. 3.000%, 01/15/30	1,000,000	833,890
Healthpeak Properties, Inc. 3.500%, 07/15/29 (b)	900,000	791,910
National Retail Properties, Inc. 2.500%, 04/15/30	1,000,000	806,340
Prologis L.P. 3.375%, 12/15/27	500,000	451,116
Public Storage 3.094%, 09/15/27 (b)	500,000	458,185
Simon Property Group L.P. 3.300%, 01/15/26 (b)	3,800,000	3,581,120
Welltower, Inc. 4.000%, 06/01/25 (b)	1,500,000	1,441,560

		20,532,017

Retail—0.5%
Home Depot, Inc. (The) 3.000%, 04/01/26 (b)	1,800,000	1,700,226
4.250%, 04/01/46	2,000,000	1,679,080
Lowe’s Cos., Inc. 4.050%, 05/03/47 (b)	1,500,000	1,127,115
4.250%, 04/01/52 (b)	1,100,000	837,650
McDonald’s Corp. 4.875%, 12/09/45	1,500,000	1,330,725
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	902,830
Target Corp. 2.650%, 09/15/30 (b)	1,400,000	1,179,486
Walmart, Inc. 4.050%, 06/29/48	900,000	781,650
5.250%, 09/01/35 (b)	935,000	959,179

		10,497,941

Semiconductors—0.3%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	1,600,000	1,121,808
4.300%, 11/15/32 (b)	1,700,000	1,432,012
Intel Corp. 4.750%, 03/25/50 (b)	1,800,000	1,552,176
4.900%, 08/05/52 (b)	1,000,000	882,530
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	2,333,000	1,749,820

		6,738,346

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.8%
Fidelity National Information Services, Inc. 1.150%, 03/01/26 (b)	1,000,000	$864,550
Fiserv, Inc. 2.750%, 07/01/24 (b)	2,000,000	1,920,340
Microsoft Corp. 3.125%, 11/03/25 (b)	5,100,000	4,905,027
4.250%, 02/06/47 (b)	2,000,000	1,814,180
Oracle Corp. 2.875%, 03/25/31 (b)	3,000,000	2,363,250
2.950%, 11/15/24 (b)	2,300,000	2,194,867
2.950%, 04/01/30 (b)	1,200,000	968,400
3.850%, 04/01/60	2,100,000	1,269,198
Salesforce.com, Inc. 2.900%, 07/15/51	1,000,000	660,130

		16,959,942

Telecommunications—1.1%
America Movil S.A.B. de C.V. 2.875%, 05/07/30 (b)	1,000,000	838,650
AT&T, Inc. 3.500%, 09/15/53	1,221,000	813,540
3.650%, 09/15/59 (b)	2,686,000	1,743,859
4.100%, 02/15/28 (b)	2,687,000	2,508,046
5.150%, 11/15/46 (b)	1,308,000	1,141,596
7.125%, 12/15/31	100,000	106,311
Cisco Systems, Inc. 5.500%, 01/15/40 (b)	1,000,000	996,070
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,146,770
Orange S.A. 5.500%, 02/06/44 (b)	500,000	476,890
T-Mobile USA, Inc. 2.550%, 02/15/31 (b)	2,200,000	1,742,818
3.300%, 02/15/51	1,500,000	978,165
Telefonica Emisiones S.A. 4.103%, 03/08/27 (b)	900,000	830,889
Verizon Communications, Inc. 2.875%, 11/20/50	1,900,000	1,167,341
3.376%, 02/15/25 (b)	2,078,000	2,010,174
3.550%, 03/22/51 (b)	2,000,000	1,412,220
4.812%, 03/15/39	1,927,000	1,693,968
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,059,200

		21,666,507

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45 (b)	1,900,000	1,558,760
Canadian National Railway Co. 4.450%, 01/20/49 (b)	400,000	349,616
Canadian Pacific Railway Co. 2.450%, 12/02/31 (b)	1,100,000	881,628
CSX Corp. 6.150%, 05/01/37	1,600,000	1,657,552
FedEx Corp. 4.250%, 05/15/30 (b)	1,000,000	906,450
4.550%, 04/01/46	1,000,000	791,470
Norfolk Southern Corp. 2.550%, 11/01/29	1,000,000	843,980
5.590%, 05/17/25	28,000	28,180
Union Pacific Corp. 2.891%, 04/06/36 (b)	1,200,000	917,220
3.250%, 02/05/50 (b)	1,300,000	919,139
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,550,432

		10,404,427

Water — 0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	837,720

Total Corporate Bonds & Notes (Cost $598,919,539)		514,144,072

Foreign Government — 1.5%

Provincial — 0.3%
Province of Alberta Canada 1.000%, 05/20/25 (b)	1,500,000	1,372,335
Province of British Columbia Canada 1.300%, 01/29/31 (b)	1,000,000	795,000
Province of Ontario Canada 3.050%, 01/29/24 (b)	1,000,000	981,990
Province of Quebec Canada 2.500%, 04/20/26	2,000,000	1,868,000
7.500%, 07/15/23	350,000	358,074

		5,375,399

Sovereign—1.2%
Canada Government International Bond 1.625%, 01/22/25 (b)	1,000,000	941,630
Chile Government International Bonds 3.100%, 01/22/61	1,200,000	697,092
3.500%, 01/25/50	1,000,000	678,830
Export-Import Bank of Korea 2.875%, 01/21/25	1,400,000	1,342,698
Indonesia Government International Bonds 3.050%, 03/12/51 (b)	1,100,000	729,256
3.850%, 10/15/30	700,000	632,037
Israel Government International Bond 4.125%, 01/17/48	1,500,000	1,275,195
Italy Government International Bond 2.875%, 10/17/29 (b)	2,000,000	1,634,220
Japan Bank for International Cooperation 2.500%, 05/23/24 (b)	3,900,000	3,774,147
Mexico Government International Bonds 4.600%, 01/23/46	1,100,000	811,844
4.750%, 03/08/44	900,000	692,397
5.750%, 10/12/10	1,000,000	772,360
6.750%, 09/27/34 (b)	1,050,000	1,068,911
Panama Government International Bonds 3.875%, 03/17/28 (b)	900,000	818,676
4.500%, 05/15/47	1,400,000	994,028

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	$1,751,165
Philippine Government International Bonds 3.950%, 01/20/40	1,100,000	875,743
5.000%, 01/13/37 (b)	1,740,000	1,617,991
Poland Government International Bond 3.250%, 04/06/26 (b)	1,000,000	940,530
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	905,930
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	1,874,407

		24,829,087

Total Foreign Government (Cost $35,813,378)		30,204,486

Mortgage-Backed Securities—1.1%

Commercial Mortgage-Backed Securities—1.1%
BANK 2.556%, 05/15/64	2,000,000	1,632,743
2.758%, 09/15/62	387,396	331,951
4.407%, 11/15/61 (a)	881,000	839,048
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,238,493
CD Commercial Mortgage Trust 3.631%, 02/10/50	950,000	867,781
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	1,726,123	1,611,716
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,463,252
3.902%, 07/10/50	1,835,000	1,768,805
GS Mortgage Securities Trust 3.382%, 05/10/50	1,835,000	1,746,752
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	1,400,000	1,322,619
3.801%, 08/15/48	1,331,711	1,270,979
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	2,350,000	2,215,904
3.635%, 10/15/48	1,547,000	1,470,867
3.732%, 05/15/48	1,750,000	1,674,257
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	1,938,781

Total Mortgage-Backed Securities (Cost $24,448,816)		21,393,948

Municipals—0.6%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	347,160
Grand Parkway Transportation Corp. 3.236%, 10/01/52	1,000,000	697,464
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	728,096
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,925,000	2,085,417
New Jersey Turnpike Authority 7.414%, 01/01/40	1,700,000	2,079,837
New York City Water & Sewer System 5.440%, 06/15/43	300,000	311,509
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	1,928,027
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,310,546
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	664,321
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	1,200,000	1,436,279
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,171,649

Total Municipals (Cost $14,971,592)		12,760,305

Asset-Backed Securities—0.4%

Asset-Backed—Automobile — 0.2%
CarMax Auto Owner Trust 0.740%, 01/15/27	1,085,000	978,376
2.030%, 06/16/25	903,000	875,469
GM Financial Consumer Automobile Receivables Trust 2.210%, 11/18/24	1,000,000	992,565
Honda Auto Receivables Owner Trust 1.090%, 10/15/26	1,500,000	1,446,482

		4,292,892

Asset-Backed—Credit Card—0.1%
Capital One Multi-Asset Execution Trust 2.060%, 08/15/28	1,865,000	1,694,837

Asset-Backed—Other—0.1%
CNH Equipment Trust 1.160%, 06/16/25	145,063	142,484
John Deere Owner Trust 0.510%, 11/15/24	74,558	73,143
Verizon Master Trust 0.990%, 04/20/28	1,000,000	924,418

		1,140,045

Total Asset-Backed Securities (Cost $7,658,903)		7,127,774

Short-Term Investment—0.1%

U.S. Treasury—0.1%
U.S. Treasury Bill 2.396%, 10/18/22 (c)	1,800,000	1,798,158

Total Short-Term Investments (Cost $1,797,876)		1,798,158

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (d)—20.2%

Security Description	Principal Amount*	Value

Certificates of Deposit —9.9%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (a)	5,000,000	$5,000,000
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (a)	10,000,000	10,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (a)	4,000,000	3,998,159
3.470%, SOFR + 0.510%, 03/15/23 (a)	6,000,000	6,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (a)	2,000,000	2,000,913
3.640%, SOFR + 0.680%, 08/16/23 (a)	2,000,000	2,002,676
Barclays Bank plc 3.290%, SOFR + 0.330%, 10/20/22 (a)	2,000,000	2,000,110
3.350%, SOFR + 0.370%, 03/21/23 (a)	10,000,000	9,996,680
3.430%, SOFR + 0.450%, 10/07/22 (a)	6,000,000	6,000,264
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (a)	7,000,000	6,999,160
3.470%, SOFR + 0.510%, 03/15/23 (a)	5,000,000	5,001,590
Canadian Imperial Bank of Commerce (NY) 3.460%, SOFR + 0.500%, 03/03/23 (a)	4,000,000	4,002,866
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (a)	5,000,000	4,999,260
Commonwealth Bank of Australia 3.340%, SOFR + 0.380%, 03/30/23 (a)	2,000,000	2,000,000
3.350%, SOFR + 0.390%, 11/17/22 (a)	2,000,000	2,000,424
Cooperatieve Rabobank UA 3.490%, SOFR + 0.530%, 02/01/23 (a)	5,000,000	5,004,100
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	5,000,000	5,000,790
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (a)	5,000,000	5,000,780
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (a)	4,000,000	4,000,468
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (a)	5,000,000	4,999,945
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (a)	2,000,000	2,000,052
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (a)	5,000,000	5,004,475
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (a)	2,000,000	1,999,812
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (a)	4,000,000	4,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (a)	3,000,000	3,001,338
3.460%, SOFR + 0.500%, 02/13/23 (a)	5,000,000	5,003,964
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (a)	4,000,000	4,002,668
3.480%, SOFR + 0.500%, 02/27/23 (a)	5,000,000	5,004,295
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (a)	2,000,000	2,000,114
Oversea-Chinese Banking Corp., Ltd. 3.410%, SOFR + 0.430%, 12/06/22 (a)	5,000,000	5,001,730
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (a)	6,000,000	6,000,000
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (a)	10,000,000	10,001,190
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (a)	4,000,000	4,001,016
3.610%, FEDEFF PRV + 0.530%, 01/17/23 (a)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (a)	7,000,000	7,001,596
3.370%, SOFR + 0.410%, 03/06/23 (a)	6,000,000	6,001,332
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.410%, SOFR + 0.450%, 02/24/23 (a)	5,000,000	5,004,195
3.500%, SOFR + 0.540%, 01/10/23 (a)	3,000,000	3,002,904
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (a)	8,000,000	8,000,456
3.580%, SOFR + 0.600%, 04/12/23 (a)	3,000,000	3,003,996
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (a)	5,000,000	4,999,681
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (a)	5,000,000	4,998,450
3.510%, SOFR + 0.550%, 02/22/23 (a)	2,000,000	2,001,916

		201,029,927

Commercial Paper—1.2%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (a)	7,000,000	7,001,757
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (a)	3,000,000	3,000,816
3.560%, SOFR + 0.580%, 02/03/23 (a)	5,000,000	5,004,690
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (a)	5,000,000	5,000,800
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (a)	5,000,000	5,000,000

		25,008,063

Master Demand Notes—0.3%
Natixis Financial Products LLC 3.420%, OBFR + 0.350%, 11/04/22 (a)	5,000,000	5,000,000

Repurchase Agreements—8.3%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $24,603,677; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $25,089,584.	24,597,630	24,597,630
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,002,558; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,225,508.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $16,709,969; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $17,076,598.	16,700,000	16,700,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $38,323,831; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $41,978,718.	38,300,000	38,300,000

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $37,030,736; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $37,771,350.	37,021,635	$37,021,635
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,801,132; collateralized by various Common Stock with an aggregate market value of $2,004,475.	1,800,000	1,800,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,100,525; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,143,428.	2,100,000	2,100,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $8,002,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $8,888,514.	8,000,000	8,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,200,563; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,444,341.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $5,001,317; collateralized by various Common Stock with an aggregate market value of $5,562,256.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $8,305,116; collateralized by various Common Stock with an aggregate market value of $9,233,344.	8,300,000	8,300,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $14,639,504; collateralized by various Common Stock with an aggregate market value of $16,103,455.	14,635,662	14,635,662

		168,654,927

Time Deposit—0.2%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (a)	5,000,000	5,000,000

Mutual Funds—0.3%
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (e)	5,000,000	5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $411,641,322)		411,692,917
Total Investments— 119.3% (Cost $2,747,622,232)		2,420,315,390
Other assets and liabilities (net) - (19.3)%		(391,785,644)

Net Assets — 100.0%		$2,028,529,746

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $410,447,622 and the collateral received consisted of cash in the amount of $411,637,900 and non-cash collateral with a value of $28,192,912. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $1,121,808, which is 0.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the ciracumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,421,193,730	$—	$1,421,193,730
Total Corporate Bonds & Notes*	—	514,144,072	—	514,144,072
Total Foreign Government*	—	30,204,486	—	30,204,486
Total Mortgage-Backed Securities*	—	21,393,948	—	21,393,948
Total Municipals*	—	12,760,305	—	12,760,305
Total Asset-Backed Securities*	—	7,127,774	—	7,127,774
Total Short-Term Investment*	—	1,798,158	—	1,798,158
Securities Lending Reinvestments
Certificates of Deposit	—	201,029,927	—	201,029,927
Commercial Paper	—	25,008,063	—	25,008,063
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	168,654,927	—	168,654,927
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	404,692,917	—	411,692,917
Total Investments	$7,000,000	$2,413,315,390	$—	$2,420,315,390

Collateral for Securities Loaned (Liability)	$—	$(411,637,900)	$—	$(411,637,900)
* See Schedule of Investments for additional detailed categorizations.

BHFTII-169

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Axon Enterprise, Inc. (a) (b)	31,511	$3,647,398
Curtiss-Wright Corp.	17,917	2,493,330
Hexcel Corp. (b)	39,246	2,029,803
Mercury Systems, Inc. (a)	26,913	1,092,668
Woodward, Inc. (b)	28,076	2,253,380

		11,516,579

Air Freight & Logistics—0.2%
GXO Logistics, Inc. (a)	55,352	1,940,641

Airlines—0.1%
JetBlue Airways Corp. (a) (c)	151,128	1,001,979

Auto Components—1.3%
Adient plc (a)	44,244	1,227,771
Dana, Inc.	59,538	680,519
Fox Factory Holding Corp. (a)	19,722	1,559,616
Gentex Corp.	109,725	2,615,844
Goodyear Tire & Rubber Co. (The) (a)	131,972	1,331,598
Lear Corp.	27,707	3,316,251
Visteon Corp. (a)	13,123	1,391,825

		12,123,424

Automobiles—0.4%
Harley-Davidson, Inc. (b)	62,068	2,164,932
Thor Industries, Inc. (b)	25,447	1,780,781

		3,945,713

Banks—7.4%
Associated Banc-Corp.	70,140	1,408,411
Bank of Hawaii Corp.	18,752	1,427,402
Bank OZK	51,896	2,053,006
Cadence Bank (b)	85,147	2,163,585
Cathay General Bancorp	34,729	1,335,677
Commerce Bancshares, Inc. (b)	50,909	3,368,139
Cullen/Frost Bankers, Inc.	29,926	3,956,816
East West Bancorp, Inc.	65,760	4,415,126
First Financial Bankshares, Inc. (b)	60,532	2,532,054
First Horizon National Corp.	250,413	5,734,458
FNB Corp.	163,673	1,898,607
Fulton Financial Corp. (b)	78,098	1,233,948
Glacier Bancorp, Inc. (b)	51,689	2,539,481
Hancock Whitney Corp.	40,000	1,832,400
Home BancShares, Inc.	88,996	2,003,300
International Bancshares Corp.	24,688	1,049,240
Old National Bancorp	136,680	2,251,120
PacWest Bancorp (b)	54,959	1,242,073
Pinnacle Financial Partners, Inc. (b)	35,660	2,892,026
Prosperity Bancshares, Inc.	42,565	2,838,234
Synovus Financial Corp.	67,837	2,544,566
Texas Capital Bancshares, Inc. (a) (b)	23,278	1,374,100
UMB Financial Corp.	20,288	1,710,076
Umpqua Holdings Corp.	101,288	1,731,012
United Bankshares, Inc.	62,803	2,245,207
Valley National Bancorp	196,114	2,118,031

Banks—(Continued)
Washington Federal, Inc. (b)	30,483	$913,880
Webster Financial Corp.	82,054	3,708,841
Wintrust Financial Corp.	28,343	2,311,372

		66,832,188

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,438	1,436,359
Celsius Holdings, Inc. (a) (b)	18,708	1,696,441
Coca-Cola Consolidated, Inc.	2,148	884,396

		4,017,196

Biotechnology—1.7%
Arrowhead Pharmaceuticals, Inc. (a)	49,395	1,632,505
Exelixis, Inc. (a)	150,185	2,354,901
Halozyme Therapeutics, Inc. (a) (b)	64,295	2,542,224
Neurocrine Biosciences, Inc. (a)	44,631	4,740,258
United Therapeutics Corp. (a)	21,241	4,447,441

		15,717,329

Building Products—2.4%
Builders FirstSource, Inc. (a)	72,833	4,291,320
Carlisle Cos., Inc.	24,138	6,768,536
Lennox International, Inc.	15,046	3,350,293
Owens Corning	44,911	3,530,454
Simpson Manufacturing Co., Inc. (b)	20,144	1,579,290
Trex Co., Inc. (a)	51,455	2,260,933

		21,780,826

Capital Markets—1.8%
Affiliated Managers Group, Inc.	17,839	1,995,292
Evercore, Inc. - Class A	16,805	1,382,211
Federated Hermes, Inc.	39,514	1,308,704
Interactive Brokers Group, Inc. - Class A	47,993	3,067,233
Janus Henderson Group plc (b)	61,844	1,256,052
Jefferies Financial Group, Inc.	86,780	2,560,010
SEI Investments Co.	48,052	2,356,950
Stifel Financial Corp. (b)	49,533	2,571,258

		16,497,710

Chemicals—2.3%
Ashland, Inc.	23,243	2,207,388
Avient Corp.	39,890	1,208,667
Cabot Corp. (b)	26,272	1,678,518
Chemours Co. (The)	72,396	1,784,561
Ingevity Corp. (a)	16,690	1,011,915
NewMarket Corp.	3,224	969,876
Olin Corp.	62,991	2,701,054
RPM International, Inc.	60,203	5,015,512
Scotts Miracle-Gro Co. (The) (b)	18,874	806,863
Sensient Technologies Corp.	19,617	1,360,243
Valvoline, Inc.	82,607	2,093,261

		20,837,858

BHFTII-170

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—1.5%
Brink’s Co. (The)	22,046	$1,067,908
Clean Harbors, Inc. (a)	23,480	2,582,330
IAA, Inc. (a)	62,414	1,987,886
MillerKnoll, Inc.	35,392	552,115
MSA Safety, Inc. (b)	17,163	1,875,573
Stericycle, Inc. (a) (b)	43,016	1,811,404
Tetra Tech, Inc.	24,882	3,198,084

		13,075,300

Communications Equipment—0.9%
Calix, Inc. (a)	26,487	1,619,415
Ciena Corp. (a) (b)	69,860	2,824,440
Lumentum Holdings, Inc. (a)	32,199	2,207,885
ViaSat, Inc. (a) (b)	35,257	1,065,819

		7,717,559

Construction & Engineering—1.9%
AECOM	65,168	4,455,536
Dycom Industries, Inc. (a)	13,791	1,317,454
EMCOR Group, Inc.	23,029	2,659,389
Fluor Corp. (a)	66,304	1,650,307
MasTec, Inc. (a) (b)	26,667	1,693,354
MDU Resources Group, Inc.	94,895	2,595,378
Valmont Industries, Inc.	9,964	2,676,530

		17,047,948

Construction Materials—0.2%
Eagle Materials, Inc.	17,586	1,884,867

Consumer Finance—0.5%
Bread Financial Holdings, Inc.	23,261	731,558
FirstCash Holdings, Inc.	17,779	1,304,090
Navient Corp.	51,642	758,621
SLM Corp.	117,310	1,641,167

		4,435,436

Containers & Packaging—0.9%
AptarGroup, Inc.	30,490	2,897,465
Greif, Inc. - Class A (b)	12,426	740,217
Silgan Holdings, Inc. (b)	39,089	1,643,301
Sonoco Products Co.	45,502	2,581,328

		7,862,311

Diversified Consumer Services—1.1%
Graham Holdings Co. - Class B	1,810	973,744
Grand Canyon Education, Inc. (a) (b)	14,916	1,226,841
H&R Block, Inc. (b)	74,475	3,168,166
Service Corp. International	73,580	4,248,509

		9,617,260

Diversified Financial Services—0.3%
Voya Financial, Inc. (b)	45,694	2,764,487

Diversified Telecommunication Services—0.6%
Frontier Communications Parent, Inc. (a)	104,035	2,431,298
Iridium Communications, Inc. (a) (b)	59,253	2,629,056

		5,060,354

Electric Utilities—1.4%
ALLETE, Inc.	26,633	1,332,982
Hawaiian Electric Industries, Inc. (b)	51,084	1,770,571
IDACORP, Inc. (b)	23,594	2,336,042
OGE Energy Corp.	93,426	3,406,312
PNM Resources, Inc.	40,055	1,831,715
Portland General Electric Co.	41,645	1,809,892

		12,487,514

Electrical Equipment—2.1%
Acuity Brands, Inc. (b)	15,266	2,403,937
EnerSys	18,973	1,103,659
Hubbell, Inc.	25,050	5,586,150
nVent Electric plc	77,692	2,455,844
Regal Rexnord Corp. (b)	31,023	4,354,388
Sunrun, Inc. (a) (b)	98,979	2,730,831
Vicor Corp. (a) (b)	10,376	613,637

		19,248,446

Electronic Equipment, Instruments & Components—2.9%
Arrow Electronics, Inc. (a)	29,946	2,760,722
Avnet, Inc.	44,177	1,595,673
Belden, Inc.	20,311	1,219,066
Cognex Corp.	80,917	3,354,010
Coherent Corp. (a)	60,491	2,108,111
IPG Photonics Corp. (a)	15,464	1,304,388
Jabil, Inc.	64,191	3,704,463
Littelfuse, Inc.	11,552	2,295,267
National Instruments Corp.	61,746	2,330,294
Novanta, Inc. (a) (b)	16,633	1,923,606
TD SYNNEX Corp.	19,680	1,597,819
Vishay Intertechnology, Inc.	60,982	1,084,870
Vontier Corp.	73,705	1,231,611

		26,509,900

Energy Equipment & Services—0.5%
ChampionX Corp. (b)	94,700	1,853,279
NOV, Inc.	183,303	2,965,843

		4,819,122

Entertainment—0.2%
World Wrestling Entertainment, Inc. - Class A (b)	20,181	1,416,101

Equity Real Estate Investment Trusts—7.6%
Apartment Income REIT Corp.	71,952	2,778,786
Brixmor Property Group, Inc.	139,842	2,582,882
Corporate Office Properties Trust	52,463	1,218,716
Cousins Properties, Inc.	70,667	1,650,074
Douglas Emmett, Inc. (b)	82,030	1,470,798
EastGroup Properties, Inc.	20,331	2,934,577
EPR Properties (b)	35,006	1,255,315

BHFTII-171

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
First Industrial Realty Trust, Inc.	61,631	$2,761,685
Healthcare Realty Trust, Inc. - Class A	177,586	3,702,668
Highwoods Properties, Inc.	49,085	1,323,332
Independence Realty Trust, Inc.	103,515	1,731,806
JBG SMITH Properties (b)	46,441	862,874
Kilroy Realty Corp.	49,084	2,066,927
Kite Realty Group Trust (b)	102,251	1,760,762
Lamar Advertising Co. - Class A	40,653	3,353,466
Life Storage, Inc.	39,379	4,361,618
Macerich Co. (The) (b)	100,226	795,794
Medical Properties Trust, Inc. (b)	279,527	3,315,190
National Retail Properties, Inc.	82,650	3,294,429
National Storage Affiliates Trust	39,823	1,655,840
Omega Healthcare Investors, Inc. (b)	109,249	3,221,753
Park Hotels & Resorts, Inc.	104,924	1,181,444
Pebblebrook Hotel Trust (b)	61,343	890,087
Physicians Realty Trust (b)	105,614	1,588,435
PotlatchDeltic Corp.	37,612	1,543,597
Rayonier, Inc.	68,328	2,047,790
Rexford Industrial Realty, Inc.	79,829	4,151,108
Sabra Health Care REIT, Inc.	107,783	1,414,113
SL Green Realty Corp. (b)	30,006	1,205,041
Spirit Realty Capital, Inc.	63,625	2,300,680
STORE Capital Corp.	124,003	3,885,014

		68,306,601

Food & Staples Retailing—1.6%
BJ’s Wholesale Club Holdings, Inc. (a)	63,084	4,593,146
Casey’s General Stores, Inc.	17,383	3,520,405
Grocery Outlet Holding Corp. (a) (b)	41,162	1,370,283
Performance Food Group Co. (a)	72,332	3,106,660
Sprouts Farmers Market, Inc. (a) (b)	50,144	1,391,496

		13,981,990

Food Products—1.5%
Darling Ingredients, Inc. (a)	74,839	4,950,600
Flowers Foods, Inc.	90,045	2,223,211
Ingredion, Inc.	30,576	2,461,979
Lancaster Colony Corp. (b)	9,247	1,389,639
Pilgrim’s Pride Corp. (a)	21,194	487,886
Post Holdings, Inc. (a)	25,377	2,078,630

		13,591,945

Gas Utilities—1.4%
National Fuel Gas Co.	42,688	2,627,446
New Jersey Resources Corp.	44,905	1,737,823
ONE Gas, Inc.	25,264	1,778,333
Southwest Gas Holdings, Inc. (a)	28,768	2,006,568
Spire, Inc. (b)	24,496	1,526,836
UGI Corp.	97,709	3,158,932

		12,835,938

Health Care Equipment & Supplies—3.7%
Enovis Corp. (a)	22,228	1,024,044
Envista Holdings Corp. (a)	76,247	2,501,664

Health Care Equipment & Supplies—(Continued)
Globus Medical, Inc. - Class A (a) (b)	35,950	2,141,541
Haemonetics Corp. (a)	23,947	1,772,796
ICU Medical, Inc. (a) (b)	9,368	1,410,821
Inari Medical, Inc. (a)	22,423	1,628,807
Integra LifeSciences Holdings Corp. (a)	33,901	1,436,046
LivaNova plc (a) (b)	24,987	1,268,590
Masimo Corp. (a)	22,553	3,183,581
Neogen Corp. (a)	100,848	1,408,847
NuVasive, Inc. (a)	24,294	1,064,320
Omnicell, Inc. (a)	20,668	1,798,736
Penumbra, Inc. (a) (b)	17,681	3,352,318
QuidelOrtho Corp. (a)	25,308	1,809,016
Shockwave Medical, Inc. (a)	16,766	4,662,122
STAAR Surgical Co. (a)	22,417	1,581,519
Tandem Diabetes Care, Inc. (a)	29,969	1,434,017

		33,478,785

Health Care Providers & Services—2.6%
Acadia Healthcare Co., Inc. (a) (b)	42,392	3,314,207
Amedisys, Inc. (a)	15,140	1,465,401
Chemed Corp.	6,956	3,036,711
Encompass Health Corp.	46,562	2,105,999
HealthEquity, Inc. (a)	39,371	2,644,550
LHC Group, Inc. (a)	14,480	2,369,797
Option Care Health, Inc. (a)	72,136	2,270,120
Patterson Cos., Inc.	40,425	971,008
Progyny, Inc. (a)	34,805	1,289,873
R1 RCM, Inc. (a)	64,073	1,187,273
Tenet Healthcare Corp. (a)	50,347	2,596,898

		23,251,837

Hotels, Restaurants & Leisure—2.7%
Boyd Gaming Corp.	37,892	1,805,554
Choice Hotels International, Inc. (b)	13,536	1,482,463
Churchill Downs, Inc.	15,481	2,850,826
Cracker Barrel Old Country Store, Inc. (b)	10,635	984,588
Marriott Vacations Worldwide Corp.	18,333	2,234,059
Papa John’s International, Inc. (b)	15,010	1,050,850
Penn Entertainment, Inc. (a)	73,994	2,035,575
Scientific Games Corp. - Class A (a)	44,019	1,887,535
Texas Roadhouse, Inc.	31,197	2,722,250
Travel and Leisure Co.	39,117	1,334,672
Wendy’s Co. (The)	79,445	1,484,827
Wingstop, Inc. (b)	13,960	1,750,863
Wyndham Hotels & Resorts, Inc.	42,151	2,585,964

		24,210,026

Household Durables—1.3%
Helen of Troy, Ltd. (a)	11,185	1,078,681
KB Home	39,425	1,021,896
Leggett & Platt, Inc. (b)	61,887	2,055,886
Taylor Morrison Home Corp. (a) (b)	53,039	1,236,870
Tempur Sealy International, Inc.	80,356	1,939,794
Toll Brothers, Inc.	49,899	2,095,758
TopBuild Corp. (a)	15,110	2,489,826

		11,918,711

BHFTII-172

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.1%
Energizer Holdings, Inc. (b)	30,924	$777,429

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc. (b)	20,882	1,800,028

Insurance—4.4%
Alleghany Corp. (a)	6,279	5,270,404
American Financial Group, Inc.	32,588	4,006,043
Brighthouse Financial, Inc. (a) (d)	33,513	1,455,134
CNO Financial Group, Inc.	53,384	959,311
First American Financial Corp.	48,607	2,240,783
Hanover Insurance Group, Inc. (The)	16,629	2,130,840
Kemper Corp. (b)	29,797	1,229,424
Kinsale Capital Group, Inc. (b)	10,047	2,566,205
Old Republic International Corp. (b)	134,076	2,806,211
Primerica, Inc. (b)	17,478	2,157,659
Reinsurance Group of America, Inc.	31,269	3,933,953
RenaissanceRe Holdings, Ltd.	20,395	2,863,254
RLI Corp.	18,843	1,929,146
Selective Insurance Group, Inc. (b)	28,153	2,291,654
Unum Group	87,731	3,403,963

		39,243,984

Interactive Media & Services—0.3%
TripAdvisor, Inc. (a) (b)	48,614	1,073,397
Ziff Davis, Inc. (a)	22,022	1,508,067

		2,581,464

IT Services—2.0%
Concentrix Corp.	19,916	2,223,223
Euronet Worldwide, Inc. (a)	21,980	1,665,205
ExlService Holdings, Inc. (a)	15,429	2,265,131
Genpact, Ltd.	78,774	3,447,938
Kyndryl Holdings, Inc. (a) (b)	95,238	787,618
Maximus, Inc.	28,256	1,635,175
Sabre Corp. (a) (b)	153,150	788,723
Western Union Co. (The) (b)	180,014	2,430,189
WEX, Inc. (a) (b)	20,614	2,616,741

		17,859,943

Leisure Products—1.1%
Brunswick Corp.	34,705	2,271,442
Mattel, Inc. (a)	164,848	3,122,221
Polaris, Inc. (b)	26,125	2,498,856
Topgolf Callaway Brands Corp. (a) (b)	64,668	1,245,506
YETI Holdings, Inc. (a) (b)	40,214	1,146,904

		10,284,929

Life Sciences Tools & Services—1.4%
Azenta, Inc. (b)	35,008	1,500,443
Bruker Corp.	47,008	2,494,245
Medpace Holdings, Inc. (a) (b)	11,718	1,841,718
Repligen Corp. (a) (b)	24,083	4,506,170
Sotera Health Co. (a)	46,206	315,125
Syneos Health, Inc. (a)	47,903	2,258,626

		12,916,327

Machinery—4.2%
AGCO Corp.	28,894	2,778,736
Chart Industries, Inc. (a) (b)	16,736	3,085,282
Crane Holdings Co.	22,252	1,947,940
Donaldson Co., Inc.	57,659	2,825,868
Esab Corp. (b)	21,295	710,401
Flowserve Corp.	60,988	1,482,008
Graco, Inc.	78,919	4,731,194
ITT, Inc.	38,592	2,521,601
Kennametal, Inc.	37,957	781,155
Lincoln Electric Holdings, Inc.	27,028	3,397,960
Middleby Corp. (The) (a)	25,146	3,222,963
Oshkosh Corp.	30,506	2,144,267
Terex Corp.	31,639	940,944
Timken Co. (The)	31,190	1,841,458
Toro Co. (The)	48,799	4,220,137
Watts Water Technologies, Inc. - Class A	12,742	1,602,052

		38,233,966

Marine—0.2%
Kirby Corp. (a)	27,953	1,698,704

Media—0.8%
Cable One, Inc.	2,278	1,943,248
John Wiley & Sons, Inc. - Class A (b)	20,057	753,341
New York Times Co. (The) - Class A	77,217	2,219,988
TEGNA, Inc. (b)	104,116	2,153,119

		7,069,696

Metals & Mining—2.8%
Alcoa Corp.	83,963	2,826,195
Cleveland-Cliffs, Inc. (a) (b)	241,400	3,251,658
Commercial Metals Co.	56,227	1,994,934
MP Materials Corp. (a) (b)	43,079	1,176,057
Reliance Steel & Aluminum Co.	28,137	4,907,374
Royal Gold, Inc.	30,631	2,873,800
Steel Dynamics, Inc. (b)	80,956	5,743,828
United States Steel Corp.	110,703	2,005,938
Worthington Industries, Inc. (b)	14,097	537,660

		25,317,444

Mortgage Real Estate Investment Trusts—0.4%
Annaly Capital Management, Inc.	201,165	3,451,991

Multi-Utilities—0.4%
Black Hills Corp.	30,370	2,056,960
NorthWestern Corp.	26,202	1,291,235

		3,348,195

Multiline Retail—0.6%
Kohl’s Corp. (b)	59,947	1,507,667
Macy’s, Inc.	125,872	1,972,414
Nordstrom, Inc. (b)	52,454	877,556
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	27,122	1,399,495

		5,757,132

BHFTII-173

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.4%
Antero Midstream Corp. (b)	156,293	$1,434,770
CNX Resources Corp. (a)	88,409	1,372,992
DT Midstream, Inc. (a) (b)	45,141	2,342,366
Equitrans Midstream Corp. (b)	201,960	1,510,661
HF Sinclair Corp.	67,798	3,650,244
Matador Resources Co.	52,364	2,561,647
Murphy Oil Corp.	68,190	2,398,242
PDC Energy, Inc. (b)	44,942	2,597,198
Range Resources Corp.	115,630	2,920,814
Southwestern Energy Co. (a)	519,999	3,182,394
Targa Resources Corp.	105,724	6,379,386

		30,350,714

Paper & Forest Products—0.2%
Louisiana-Pacific Corp. (b)	34,472	1,764,622

Personal Products—0.3%
BellRing Brands, Inc. (a)	63,205	1,302,655
Coty, Inc. - Class A (a)	168,394	1,064,250
Nu Skin Enterprises, Inc. - Class A	23,510	784,529

		3,151,434

Pharmaceuticals—0.7%
Jazz Pharmaceuticals plc (a)	29,251	3,898,866
Perrigo Co. plc	62,820	2,240,161

		6,139,027

Professional Services—1.8%
ASGN, Inc. (a)	23,426	2,117,008
CACI International, Inc. - Class A (a)	10,928	2,852,864
FTI Consulting, Inc. (a) (b)	16,119	2,671,079
Insperity, Inc.	16,680	1,702,861
KBR, Inc. (b)	64,885	2,804,330
ManpowerGroup, Inc.	24,146	1,562,005
Science Applications International Corp.	25,985	2,297,853

		16,008,000

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc. (a)	22,361	3,378,076

Road & Rail—1.7%
Avis Budget Group, Inc. (a) (b)	13,458	1,997,975
Knight-Swift Transportation Holdings, Inc.	74,975	3,668,527
Landstar System, Inc.	16,999	2,454,145
Ryder System, Inc.	23,890	1,803,456
Saia, Inc. (a)	12,326	2,341,940
Werner Enterprises, Inc.	27,522	1,034,827
XPO Logistics, Inc. (a)	53,684	2,390,012

		15,690,882

Semiconductors & Semiconductor Equipment—3.4%
Amkor Technology, Inc.	46,844	798,690
Cirrus Logic, Inc. (a)	26,105	1,796,024
First Solar, Inc. (a) (b)	46,261	6,118,942
Lattice Semiconductor Corp. (a)	64,080	3,153,377

Semiconductors & Semiconductor Equipment—(Continued)
MACOM Technology Solutions Holdings, Inc. (a)	23,845	1,234,933
MKS Instruments, Inc.	26,684	2,205,166
Power Integrations, Inc.	26,684	1,716,315
Semtech Corp. (a)	29,622	871,183
Silicon Laboratories, Inc. (a) (b)	15,971	1,971,460
SiTime Corp. (a) (b)	7,450	586,539
SunPower Corp. (a) (b)	39,808	917,176
Synaptics, Inc. (a) (b)	18,489	1,830,596
Universal Display Corp.	20,277	1,913,135
Wolfspeed, Inc. (a) (b)	57,695	5,963,355

		31,076,891

Software—3.2%
ACI Worldwide, Inc. (a)	53,220	1,112,298
Aspen Technology, Inc. (a)	13,504	3,216,653
Blackbaud, Inc. (a)	20,787	915,875
CommVault Systems, Inc. (a)	20,909	1,109,013
Dynatrace, Inc. (a) (b)	93,862	3,267,336
Envestnet, Inc. (a)	25,758	1,143,655
Fair Isaac Corp. (a)	11,785	4,855,538
Manhattan Associates, Inc. (a)	29,268	3,893,522
NCR Corp. (a)	63,885	1,214,454
Paylocity Holding Corp. (a) (b)	19,089	4,611,521
Qualys, Inc. (a)	16,292	2,270,942
Teradata Corp. (a) (b)	47,972	1,490,010

		29,100,817

Specialty Retail—2.9%
AutoNation, Inc. (a)	18,027	1,836,410
Dick’s Sporting Goods, Inc. (b)	26,556	2,778,820
Five Below, Inc. (a) (b)	25,895	3,564,965
Foot Locker, Inc.	37,488	1,167,001
GameStop Corp. - Class A (a) (b)	117,946	2,963,983
Gap, Inc. (The) (b)	99,594	817,667
Lithia Motors, Inc.	12,846	2,756,109
Murphy USA, Inc.	10,026	2,756,248
RH (a) (b)	9,330	2,295,833
Victoria’s Secret & Co. (a) (b)	38,769	1,128,953
Williams-Sonoma, Inc. (b)	32,089	3,781,689

		25,847,678

Technology Hardware, Storage & Peripherals—0.1%
Xerox Holdings Corp.	52,270	683,692

Textiles, Apparel & Luxury Goods—1.8%
Capri Holdings, Ltd. (a)	64,414	2,476,074
Carter’s, Inc. (b)	18,198	1,192,515
Columbia Sportswear Co.	16,516	1,111,527
Crocs, Inc. (a)	28,769	1,975,280
Deckers Outdoor Corp. (a) (c)	12,381	3,870,424
Hanesbrands, Inc. (b)	162,836	1,133,339
PVH Corp.	31,247	1,399,866
Skechers USA, Inc. - Class A (a)	62,943	1,996,552
Under Armour, Inc. (a)	88,053	585,552
Under Armour, Inc. - Class C (a)	93,146	555,150

		16,296,279

BHFTII-174

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.6%
Essent Group, Ltd.	50,257	$1,752,462
MGIC Investment Corp.	141,602	1,815,338
New York Community Bancorp, Inc. (b)	217,531	1,855,539

		5,423,339

Trading Companies & Distributors—1.0%
GATX Corp. (b)	16,473	1,402,676
MSC Industrial Direct Co., Inc. - Class A	22,087	1,608,154
Univar Solutions, Inc. (a)	77,835	1,769,968
Watsco, Inc. (b)	15,497	3,989,858

		8,770,656

Water Utilities—0.5%
Essential Utilities, Inc.	111,289	4,605,139

Total Common Stocks (Cost $759,941,810)		880,362,359

Mutual Funds—0.9%

Investment Companies—0.9%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $8,754,914)	20,000	8,033,200

Short-Term Investment—1.3%

U.S. Treasury—1.3%
U.S. Treasury Bill 2.191%, 10/11/22 (e)	12,125,000	12,118,399

Total Short-Term Investments (Cost $12,117,000)		12,118,399

Securities Lending Reinvestments (f)—15.8%

Certificates of Deposit—7.0%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (g)	3,000,000	3,000,000
Bank of Nova Scotia
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (g)	3,000,000	3,000,858
3.470%, SOFR + 0.510%, 03/15/23 (g)	5,000,000	5,000,000
3.640%, SOFR + 0.680%, 08/16/23 (g)	1,000,000	1,001,338
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (g)	2,000,000	1,999,760
3.470%, SOFR + 0.510%, 03/15/23 (g)	3,000,000	3,000,954
Canadian Imperial Bank of Commerce (NY)
3.210%, SOFR + 0.250%, 02/03/23 (g)	3,000,000	2,999,724
3.460%, SOFR + 0.500%, 03/03/23 (g)	2,000,000	2,001,433
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (g)	3,000,000	2,999,556
Commonwealth Bank of Australia 3.350%, SOFR + 0.390%, 11/17/22 (g)	1,000,000	1,000,212

Certificates of Deposit—(Continued)
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (g)	3,000,000	3,000,351
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (g)	4,000,000	4,003,580
Mizuho Bank, Ltd.
3.300%, SOFR + 0.320%, 10/26/22 (g)	3,000,000	3,000,000
3.310%, SOFR + 0.330%, 10/11/22 (g)	2,000,000	1,999,812
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (g)	1,000,000	1,000,000
Nordea Bank Abp (NY) 3.480%, SOFR + 0.500%, 02/27/23 (g)	2,000,000	2,001,718
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (g)	2,000,000	2,000,114
Oversea-Chinese Banking Corp., Ltd. 3.410%, SOFR + 0.430%, 12/06/22 (g)	4,000,000	4,001,384
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (g)	2,000,000	2,000,000
Standard Chartered Bank (NY) 3.610%, FEDEFF PRV + 0.530%, 01/17/23 (g)	1,000,000	1,000,631
Sumitomo Mitsui Banking Corp.
3.360%, SOFR + 0.400%, 11/02/22 (g)	2,000,000	2,000,456
3.370%, SOFR + 0.410%, 03/06/23 (g)	2,000,000	2,000,444
Sumitomo Mitsui Trust Bank, Ltd.
3.300%, SOFR + 0.340%, 10/11/22 (g)	2,000,000	2,000,084
3.410%, SOFR + 0.450%, 02/24/23 (g)	3,000,000	3,002,517
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (g)	2,000,000	2,000,114
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (g)	2,000,000	1,999,380

		63,014,420

Commercial Paper—0.9%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (g)	3,000,000	3,000,753
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (g)	3,000,000	3,002,814
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (g)	2,000,000	2,000,320

		8,003,887

Repurchase Agreements—6.5%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $4,760,083; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $4,854,051.	4,758,873	4,758,873
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,002,558; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,225,508.	10,000,000	10,000,000

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $5,403,224; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $5,521,774.	5,400,000	$5,400,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $11,106,907; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $12,166,156.	11,100,000	11,100,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $15,432,522; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $15,741,172.	15,428,729	15,428,729
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $2,001,258; collateralized by various Common Stock with an aggregate market value of $2,227,194.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,100,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,122,748.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,200,307; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,333,277.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $5,001,317; collateralized by various Common Stock with an aggregate market value of $5,562,256.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,501,541; collateralized by various Common Stock with an aggregate market value of $2,781,128.	2,500,000	2,500,000

		58,487,602

Mutual Funds—1.4%
AB Government Money Market Portfolio, Institutional Class 2.570% (h)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (h)	5,000,000	5,000,000

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class
2.940% (h)	5,000,000	5,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $142,487,602)		142,505,909

Total Investments—115.6% (Cost $923,301,326)		1,043,019,867
Other assets and liabilities (net)—(15.6)%		(140,869,617)

Net Assets—100.0%		$902,150,250

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $137,743,257 and the collateral received consisted of cash in the amount of $142,487,685 and non-cash collateral with a value of $499,996. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $2,685,520.
(d)	Affiliated Issuer.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	12/16/22	57	USD	12,586,740	$(1,301,702)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$880,362,359	$—	$—	$880,362,359
Total Mutual Funds*	8,033,200	—	—	8,033,200
Total Short-Term Investment*	—	12,118,399	—	12,118,399
Securities Lending Reinvestments
Certificates of Deposit	—	63,014,420	—	63,014,420
Commercial Paper	—	8,003,887	—	8,003,887
Repurchase Agreements	—	58,487,602	—	58,487,602
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	129,505,909	—	142,505,909
Total Investments	$901,395,559	$141,624,308	$—	$1,043,019,867

Collateral for Securities Loaned (Liability)	$—	$(142,487,685)	$—	$(142,487,685)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,301,702)	$—	$—	$(1,301,702)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-177

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—94.0% of Net Assets

Security Description	Shares	Value

Australia—7.5%
Ampol, Ltd.	15,576	$289,077
APA Group	77,620	476,393
Aristocrat Leisure, Ltd.	38,272	802,837
ASX, Ltd.	13,079	604,506
Aurizon Holdings, Ltd.	132,266	292,106
Australia & New Zealand Banking Group, Ltd.	194,691	2,841,451
BGP Holdings plc (a) (b) (c)	713,624	0
BHP Group, Ltd.	330,760	8,280,044
BlueScope Steel, Ltd.	33,509	325,851
Brambles, Ltd.	91,149	664,756
Cochlear, Ltd.	4,353	540,666
Coles Group, Ltd.	88,152	932,204
Commonwealth Bank of Australia	111,058	6,487,685
Computershare, Ltd.	32,168	512,791
CSL, Ltd.	31,354	5,714,528
Dexus (REIT)	77,269	385,224
Domino’s Pizza Enterprises, Ltd.	4,255	140,024
Endeavour Group, Ltd.	89,555	403,453
Evolution Mining, Ltd.	118,939	157,652
Fortescue Metals Group, Ltd.	106,038	1,142,314
Goodman Group (REIT)	106,052	1,065,079
GPT Group (The) (REIT)	137,557	335,614
IDP Education, Ltd.	14,103	237,197
Insurance Australia Group, Ltd.	171,814	508,518
Lendlease Corp., Ltd.	48,652	276,574
Lottery Corp., Ltd. (The) (c)	153,298	409,360
Macquarie Group, Ltd.	24,188	2,359,433
Medibank Private, Ltd.	194,632	434,778
Mineral Resources, Ltd.	11,249	473,314
Mirvac Group (REIT)	261,656	324,834
National Australia Bank, Ltd.	209,806	3,866,890
Newcrest Mining, Ltd.	59,082	646,134
Northern Star Resources, Ltd.	79,868	404,730
Orica, Ltd.	24,591	207,527
Origin Energy, Ltd.	123,597	407,068
Qantas Airways, Ltd. (c)	58,443	189,100
QBE Insurance Group, Ltd.	90,383	671,118
Ramsay Health Care, Ltd.	11,010	405,884
REA Group, Ltd.	2,790	203,444
Reece, Ltd.	8,949	79,564
Rio Tinto, Ltd.	24,091	1,441,120
Santos, Ltd.	208,207	947,890
Scentre Group (REIT)	344,461	557,324
Seek, Ltd.	23,745	288,791
Sonic Healthcare, Ltd.	30,246	591,569
South32, Ltd.	315,794	733,688
Stockland (REIT)	162,137	339,363
Suncorp Group, Ltd.	76,841	492,863
Telstra Corp., Ltd.	272,889	672,288
Transurban Group	203,784	1,606,617
Treasury Wine Estates, Ltd.	53,467	432,715
Vicinity Centres (REIT)	256,796	288,214
Washington H Soul Pattinson & Co., Ltd.	14,627	250,209
Wesfarmers, Ltd.	72,538	1,981,604
Westpac Banking Corp.	231,763	3,059,043
WiseTech Global, Ltd.	10,682	352,667
Woodside Energy Group, Ltd.	121,718	2,488,947
Woolworths Group, Ltd.	78,303	1,702,966

		62,727,600

Austria—0.2%
Erste Group Bank AG	21,338	467,093
OMV AG	9,828	353,586
Verbund AG	4,951	421,709
voestalpine AG	7,917	133,834

		1,376,222

Belgium—0.8%
Ageas SA	9,698	351,725
Anheuser-Busch InBev S.A.	55,167	2,494,625
D’ieteren Group	1,652	231,715
Elia Group S.A.	2,407	282,780
Groupe Bruxelles Lambert NV	6,450	448,033
KBC Group NV	17,056	799,747
Proximus SADP	11,920	123,458
Sofina S.A.	1,124	190,927
Solvay S.A.	5,192	396,995
UCB S.A.	8,488	586,826
Umicore S.A.	13,317	385,952
Warehouses De Pauw CVA	9,872	239,711

		6,532,494

Chile—0.0%
Antofagasta plc	26,957	332,447

China—0.6%
BOC Hong Kong Holdings, Ltd.	230,965	763,554
Budweiser Brewing Co. APAC, Ltd.	120,500	314,070
Chow Tai Fook Jewellery Group, Ltd.	143,000	267,720
ESR Group, Ltd.	122,000	307,720
Futu Holdings, Ltd. (ADR) (c) (d)	3,900	145,431
Prosus NV (c)	53,092	2,765,702
SITC International Holdings Co., Ltd.	93,000	170,318

		4,734,515

Denmark—2.5%
AP Moller - Maersk A/S - Class A	174	306,499
AP Moller - Maersk A/S - Class B	351	635,531
Carlsberg AS - Class B	6,663	777,087
Chr Hansen Holding A/S	7,473	366,155
Coloplast A/S - Class B	7,704	778,523
Danske Bank A/S	48,462	599,475
Demant A/S (c)	7,349	181,017
DSV A/S	11,896	1,378,202
Genmab A/S (c)	4,362	1,405,413
GN Store Nord AS	8,231	143,315
Novo Nordisk A/S - Class B	108,271	10,786,969
Novozymes A/S - B Shares	13,878	691,880
Orsted A/S	12,362	983,233
Pandora A/S	5,136	239,113

BHFTII-178

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Tryg A/S	25,298	$519,683
Vestas Wind Systems A/S	67,020	1,228,190

		21,020,285

Finland—1.2%
Elisa Oyj	8,457	383,378
Fortum Oyj	30,377	408,137
Kesko Oyj - B Shares	19,815	368,060
Kone Oyj - Class B	22,998	885,259
Neste Oyj	26,402	1,144,615
Nokia Oyj	361,104	1,541,336
Nordea Bank Abp	222,923	1,907,456
Orion Oyj - Class B	8,084	340,593
Sampo Oyj - A Shares	30,295	1,292,386
Stora Enso Oyj - R Shares	33,562	427,869
UPM-Kymmene Oyj	35,422	1,125,158
Wartsila Oyj Abp (d)	31,392	199,919

		10,024,166

France—10.3%
Accor S.A. (c)	12,886	268,933
Adevinta ASA (c)	19,048	111,664
Aeroports de Paris (c)	2,209	254,322
Air Liquide S.A.	33,726	3,838,703
Airbus SE	38,780	3,348,924
Alstom S.A.	21,565	346,628
Amundi S.A.	4,463	184,985
Arkema S.A.	3,712	270,621
AXA S.A.	122,170	2,673,789
BioMerieux	3,058	240,866
BNP Paribas S.A.	73,625	3,106,982
Bollore SE	61,874	282,939
Bouygues S.A.	15,150	394,514
Bureau Veritas S.A.	19,740	440,658
Capgemini SE	10,869	1,736,271
Carrefour S.A.	35,510	491,749
Cie de Saint-Gobain	33,751	1,203,198
Cie Generale des Etablissements Michelin SCA	46,552	1,036,704
Covivio (REIT)	3,163	151,165
Credit Agricole S.A.	81,913	659,270
Danone S.A.	41,184	1,939,669
Dassault Aviation S.A.	1,830	207,755
Dassault Systemes SE	44,263	1,520,861
Edenred	17,436	801,087
Eiffage S.A.	5,728	458,353
Electricite de France S.A.	37,267	433,733
Engie S.A.	116,940	1,341,203
EssilorLuxottica S.A.	18,351	2,485,464
Eurazeo S.E.	2,867	149,637
Gecina S.A. (REIT)	3,288	255,459
Getlink SE	25,836	400,282
Hermes International	2,091	2,456,668
Ipsen S.A.	2,947	272,060
Kering S.A.	4,795	2,119,573
Klepierre S.A. (REIT)	12,682	218,855
L’Oreal S.A.	15,630	4,974,839
La Francaise des Jeux SAEM	6,363	188,195
Legrand S.A.	17,126	1,106,040
LVMH Moet Hennessy Louis Vuitton SE	18,149	10,664,260
Orange S.A.	128,034	1,157,304
Pernod Ricard S.A.	13,684	2,500,181
Publicis Groupe S.A.	15,420	729,343
Remy Cointreau S.A.	1,206	199,791
Renault S.A. (c)	14,189	380,940
Safran S.A.	22,701	2,063,236
Sanofi	73,751	5,626,398
Sartorius Stedim Biotech	1,739	531,382
Schneider Electric SE	35,076	3,933,601
Societe Generale S.A.	53,796	1,066,943
Sodexo S.A. (d)	6,495	488,285
Teleperformance	3,877	979,094
Thales S.A.	6,713	740,141
TotalEnergies SE (d)	161,023	7,576,243
UBISOFT Entertainment S.A. (c)	7,194	197,429
Unibail-Rodamco-Westfield (c)	7,986	327,682
Valeo	15,665	235,355
Veolia Environnement S.A.	42,002	796,584
Vinci S.A.	34,497	2,769,855
Vivendi SE	49,997	387,360
Wendel S.E.	1,813	129,624
Worldline S.A. (c)	15,808	617,922

		86,471,571

Germany—6.7%
Adidas AG	11,474	1,331,021
Allianz SE	26,818	4,242,233
Aroundtown S.A.	63,611	140,301
BASF SE	60,446	2,341,554
Bayer AG	64,288	2,965,546
Bayerische Motoren Werke AG	21,740	1,485,738
Bechtle AG	5,943	216,143
Beiersdorf AG	5,835	577,171
Brenntag SE	9,778	596,414
Carl Zeiss Meditec AG	2,898	305,058
Commerzbank AG (c)	70,392	504,859
Continental AG	7,262	326,138
Covestro AG	13,256	383,099
Daimler Truck Holding AG (c)	28,970	662,734
Delivery Hero SE (c)	11,033	408,414
Deutsche Bank AG	133,660	999,325
Deutsche Boerse AG	12,471	2,052,349
Deutsche Lufthansa AG (c)	35,564	205,064
Deutsche Post AG	65,921	2,005,051
Deutsche Telekom AG	214,518	3,675,782
E.ON SE	144,559	1,118,341
Evonik Industries AG	12,954	218,350
Fresenius Medical Care AG & Co. KGaA	13,633	387,332
Fresenius SE & Co. KGaA	27,953	598,488
GEA Group AG	8,182	267,445
Hannover Rueck SE	4,237	639,636

BHFTII-179

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
HeidelbergCement AG	7,978	$319,443
HelloFresh SE (c)	10,721	226,220
Henkel AG & Co. KGaA	6,878	392,426
Infineon Technologies AG	86,668	1,919,825
KION Group AG	5,070	98,203
Knorr-Bremse AG	5,273	228,523
LEG Immobilien SE	5,050	303,734
Mercedes-Benz Group AG	53,250	2,721,967
Merck KGaA	8,617	1,405,750
MTU Aero Engines AG	3,546	534,885
Muenchener Rueckversicherungs-Gesellschaft AG	9,297	2,247,906
Nemetschek SE	4,238	203,997
Puma SE	7,160	335,081
Rational AG	371	181,130
Rheinmetall AG	2,891	447,611
RWE AG	41,461	1,524,925
SAP SE	67,636	5,573,283
Scout24 SE	5,930	300,371
Siemens AG	49,548	4,901,935
Siemens Energy AG (c)(d)	28,411	316,115
Siemens Healthineers AG	17,132	741,799
Symrise AG	8,326	818,954
Telefonica Deutschland Holding AG	73,147	148,083
United Internet AG	4,835	91,157
Volkswagen AG	1,994	328,517
Vonovia SE	44,731	973,116
Zalando SE (c)	15,086	298,998

		56,237,540

Hong Kong—2.5%
AIA Group, Ltd.	787,200	6,535,564
CK Asset Holdings, Ltd.	126,940	761,686
CK Infrastructure Holdings, Ltd.	49,500	252,547
CLP Holdings, Ltd.	111,377	839,268
Galaxy Entertainment Group, Ltd.	152,000	887,474
Hang Lung Properties, Ltd.	142,000	231,794
Hang Seng Bank, Ltd. (d)	46,300	699,631
Henderson Land Development Co., Ltd.	100,311	279,973
HK Electric Investments & HK Electric Investments, Ltd.	30,500	21,377
HKT Trust & HKT, Ltd.	253,980	297,042
Hong Kong & China Gas Co., Ltd.	634,531	557,398
Hong Kong Exchanges & Clearing, Ltd.	78,700	2,672,025
Hongkong Land Holdings, Ltd.	86,500	379,458
Jardine Matheson Holdings, Ltd.	10,400	526,513
Link REIT (REIT)	133,041	928,551
MTR Corp., Ltd.	110,500	505,631
New World Development Co., Ltd.	115,926	327,538
Power Assets Holdings, Ltd.	93,049	465,054
Sino Land Co., Ltd.	233,600	307,406
Sun Hung Kai Properties, Ltd.	96,250	1,058,251
Swire Pacific, Ltd. - Class A	36,817	274,743
Swire Properties, Ltd.	83,600	179,644
Techtronic Industries Co., Ltd.	84,000	793,560
WH Group, Ltd.	384,000	241,546
Wharf Real Estate Investment Co., Ltd.	117,976	532,768
Xinyi Glass Holdings, Ltd.	128,000	185,390

		20,741,832

Ireland—0.7%
AerCap Holdings NV (c)	9,000	380,970
CRH plc	48,737	1,559,983
Flutter Entertainment plc (c)	11,454	1,250,775
James Hardie Industries plc	30,071	588,682
Kerry Group plc - Class A	10,420	925,311
Kingspan Group plc	9,603	428,884
Smurfit Kappa Group plc	16,402	463,191

		5,597,796

Israel—0.8%
Azrieli Group, Ltd.	1,604	109,550
Bank Hapoalim B.M.	79,475	670,573
Bank Leumi Le-Israel B.M.	98,212	838,432
Bezeq The Israeli Telecommunication Corp., Ltd.	135,572	222,324
Check Point Software Technologies, Ltd. (c)	6,600	739,332
CyberArk Software, Ltd. (c)	2,700	404,838
Elbit Systems, Ltd.	1,811	343,906
ICL Group, Ltd.	48,759	391,783
Israel Discount Bank, Ltd. - Class A	83,247	419,318
Mizrahi Tefahot Bank, Ltd.	9,874	345,923
Nice, Ltd. (c)	4,264	807,944
Teva Pharmaceutical Industries, Ltd. (ADR) (c)	75,753	611,327
Tower Semiconductor, Ltd. (c)	7,437	325,652
Wix.com, Ltd. (c)	3,600	281,628
ZIM Integrated Shipping Services, Ltd. (d)	5,700	133,950

		6,646,480

Italy—1.8%
Amplifon S.p.A.	9,033	236,457
Assicurazioni Generali S.p.A.	74,881	1,018,812
Atlantia S.p.A.	30,358	671,752
Davide Campari-Milano NV	36,167	320,680
DiaSorin S.p.A.	1,857	207,420
Enel S.p.A.	530,048	2,171,262
Eni S.p.A.	165,402	1,756,464
Ferrari NV	8,221	1,532,791
FinecoBank Banca Fineco S.p.A.	42,655	524,062
Infrastrutture Wireless Italiane S.p.A.	24,381	213,080
Intesa Sanpaolo S.p.A.	1,027,895	1,691,139
Mediobanca Banca di Credito Finanziario S.p.A.	44,816	350,213
Moncler S.p.A.	13,551	556,173
Nexi S.p.A. (c)	32,431	261,770
Poste Italiane S.p.A.	29,264	220,944
Prysmian S.p.A.	17,303	495,418
Recordati Industria Chimica e Farmaceutica S.p.A.	5,644	207,250
Snam S.p.A.	137,424	554,905
Telecom Italia S.p.A. (c)	72,496	13,451
Terna - Rete Elettrica Nazionale	98,855	601,964
UniCredit S.p.A.	142,045	1,435,793

		15,041,800

BHFTII-180

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—21.5%
Advantest Corp. (d)	11,400	$529,744
Aeon Co., Ltd.	43,500	813,628
AGC, Inc.	12,900	400,916
Aisin Corp.	11,100	285,082
Ajinomoto Co., Inc.	28,400	773,649
ANA Holdings, Inc. (c) (d)	8,400	157,982
Asahi Group Holdings, Ltd.	30,500	946,053
Asahi Intecc Co., Ltd.	14,200	224,654
Asahi Kasei Corp.	85,900	568,053
Astellas Pharma, Inc.	120,300	1,590,004
Azbil Corp.	9,100	237,492
Bandai Namco Holdings, Inc.	13,500	881,636
Bridgestone Corp.	36,400	1,176,566
Brother Industries, Ltd.	16,400	282,740
Canon, Inc.	63,300	1,380,405
Capcom Co., Ltd.	13,000	324,995
Central Japan Railway Co.	9,800	1,147,952
Chiba Bank, Ltd. (The) (d)	39,400	212,130
Chubu Electric Power Co., Inc.	45,700	410,865
Chugai Pharmaceutical Co., Ltd.	42,700	1,066,069
Concordia Financial Group, Ltd. (d)	73,300	226,597
CyberAgent, Inc. (d)	29,600	246,519
Dai Nippon Printing Co., Ltd.	13,000	259,386
Dai-ichi Life Holdings, Inc.	65,300	1,037,872
Daifuku Co., Ltd. (d)	7,400	347,689
Daiichi Sankyo Co., Ltd.	112,200	3,120,731
Daikin Industries, Ltd. (d)	16,000	2,472,065
Daito Trust Construction Co., Ltd.	3,300	309,832
Daiwa House Industry Co., Ltd. (d)	37,400	762,100
Daiwa House REIT Investment Corp. (REIT)	136	282,260
Daiwa Securities Group, Inc. (d)	73,700	288,753
Denso Corp.	27,700	1,264,206
Dentsu Group, Inc.	14,400	409,926
Disco Corp. (d)	1,900	413,998
East Japan Railway Co.	20,100	1,031,779
Eisai Co., Ltd.	16,800	901,040
ENEOS Holdings, Inc. (d)	204,100	658,980
FANUC Corp.	12,700	1,756,709
Fast Retailing Co., Ltd. (d)	3,700	1,966,088
Fuji Electric Co., Ltd.	8,600	315,211
FUJIFILM Holdings Corp.	23,700	1,084,417
Fujitsu, Ltd.	13,100	1,412,589
GLP J-REIT	268	295,811
GMO Payment Gateway, Inc.	3,000	202,698
Hakuhodo DY Holdings, Inc.	17,600	124,120
Hamamatsu Photonics KK	9,600	412,140
Hankyu Hanshin Holdings, Inc.	16,400	493,585
Hikari Tsushin, Inc. (d)	1,500	175,508
Hirose Electric Co., Ltd.	1,515	196,882
Hitachi Construction Machinery Co., Ltd. (d)	8,900	165,345
Hitachi Metals, Ltd. (c)	13,800	207,460
Hitachi, Ltd.	61,900	2,620,715
Honda Motor Co., Ltd.	106,900	2,328,477
Hoshizaki Corp.	8,200	226,916
Hoya Corp.	23,600	2,268,784
Hulic Co., Ltd.	25,800	189,817
Ibiden Co., Ltd.	7,800	214,140
Idemitsu Kosan Co., Ltd. (d)	14,768	319,506
Iida Group Holdings Co., Ltd.	12,700	172,519
Inpex Corp.	71,100	666,988
Isuzu Motors, Ltd.	39,100	432,193
Ito En, Ltd.	4,000	160,949
ITOCHU Corp. (d)	78,000	1,890,203
Itochu Techno-Solutions Corp.	7,100	165,582
Japan Airlines Co., Ltd. (c)(d)	8,400	150,096
Japan Exchange Group, Inc.	31,100	420,365
Japan Metropolitan Fund Investment Corp.	494	371,571
Japan Post Bank Co., Ltd.	30,800	214,720
Japan Post Holdings Co., Ltd.	144,700	958,048
Japan Post Insurance Co., Ltd. (d)	16,000	224,129
Japan Real Estate Investment Corp. (REIT)	85	349,983
Japan Tobacco, Inc.	75,300	1,235,822
JFE Holdings, Inc. (d)	35,100	326,672
JSR Corp.	9,800	186,733
Kajima Corp.	32,000	303,940
Kakaku.com, Inc.	10,700	179,889
Kansai Electric Power Co., Inc. (The) (d)	49,800	414,968
Kao Corp.	31,800	1,289,305
KDDI Corp. (d)	103,000	3,020,671
Keio Corp.	6,700	242,328
Keisei Electric Railway Co., Ltd.	10,000	272,658
Keyence Corp.	12,800	4,249,198
Kikkoman Corp. (d)	10,200	573,416
Kintetsu Group Holdings Co., Ltd.	12,612	418,165
Kirin Holdings Co., Ltd.	51,100	786,919
Kobayashi Pharmaceutical Co., Ltd.	3,600	209,861
Kobe Bussan Co., Ltd.	9,200	220,160
Koei Tecmo Holdings Co., Ltd.	7,800	126,857
Koito Manufacturing Co., Ltd.	15,400	211,025
Komatsu, Ltd.	61,400	1,110,237
Konami Group Corp.	6,200	286,611
Kose Corp.	2,300	234,106
Kubota Corp.	67,200	931,777
Kurita Water Industries, Ltd.	7,100	250,372
Kyocera Corp.	21,800	1,101,846
Kyowa Kirin Co., Ltd.	15,200	348,658
Lasertec Corp.	5,100	512,794
Lixil Corp.	19,000	275,288
M3, Inc.	29,000	799,582
Makita Corp.	15,900	308,253
Marubeni Corp.	105,900	929,682
Mazda Motor Corp.	28,900	191,280
McDonald’s Holdings Co. Japan, Ltd.	5,400	188,082
MEIJI Holdings Co., Ltd. (d)	7,300	323,786
MINEBEA MITSUMI, Inc.	26,300	390,032
MISUMI Group, Inc.	19,300	410,583
Mitsubishi Chemical Group Corp.	90,400	415,069
Mitsubishi Corp.	82,700	2,271,017
Mitsubishi Electric Corp.	128,400	1,159,781
Mitsubishi Estate Co., Ltd.	75,800	994,463
Mitsubishi HC Capital, Inc.	36,000	154,852
Mitsubishi Heavy Industries, Ltd.	19,500	650,069

BHFTII-181

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi UFJ Financial Group, Inc.	767,988	$3,462,826
Mitsui & Co., Ltd.	92,717	1,988,941
Mitsui Chemicals, Inc.	12,700	247,960
Mitsui Fudosan Co., Ltd.	61,200	1,166,483
Mitsui OSK Lines, Ltd. (d)	22,800	409,459
Mizuho Financial Group, Inc. (d)	156,550	1,691,184
MonotaRO Co., Ltd.	18,400	278,096
MS&AD Insurance Group Holdings, Inc. (d)	28,400	751,494
Murata Manufacturing Co., Ltd.	37,700	1,731,567
NEC Corp.	15,600	499,293
Nexon Co., Ltd.	31,800	556,076
NGK Insulators, Ltd.	19,300	240,565
Nidec Corp.	28,100	1,582,766
Nihon M&A Center Holdings, Inc.	22,000	248,836
Nintendo Co., Ltd.	71,000	2,874,681
Nippon Building Fund, Inc.	102	448,453
Nippon Express Holdings, Inc.	5,900	298,298
Nippon Paint Holdings Co., Ltd.	54,000	361,633
Nippon Prologis REIT, Inc.	143	311,871
Nippon Sanso Holdings Corp.	9,600	151,612
Nippon Shinyaku Co., Ltd.	3,200	162,320
Nippon Steel Corp. (d)	48,400	673,608
Nippon Telegraph & Telephone Corp.	79,200	2,136,437
Nippon Yusen KK (d)	33,300	568,645
Nissan Chemical Corp. (d)	8,600	384,290
Nissan Motor Co., Ltd.	154,500	493,831
Nisshin Seifun Group, Inc. (d)	15,700	159,377
Nissin Foods Holdings Co., Ltd.	4,700	326,262
Nitori Holdings Co., Ltd.	4,800	401,627
Nitto Denko Corp.	9,300	504,205
Nomura Holdings, Inc. (d)	184,800	610,011
Nomura Real Estate Holdings, Inc.	9,500	215,341
Nomura Real Estate Master Fund, Inc. (REIT)	296	327,326
Nomura Research Institute, Ltd.	20,800	511,161
NTT Data Corp.	43,680	564,451
Obayashi Corp.	45,500	292,130
Obic Co., Ltd.	4,200	556,806
Odakyu Electric Railway Co., Ltd.	20,800	266,040
Oji Holdings Corp.	30,800	114,636
Olympus Corp.	82,000	1,577,995
Omron Corp.	12,600	574,219
Ono Pharmaceutical Co., Ltd.	20,800	483,799
Open House Group Co., Ltd. (d)	5,600	189,771
Oracle Corp. Japan	3,000	158,356
Oriental Land Co., Ltd.	13,000	1,771,382
ORIX Corp.	74,100	1,042,033
Osaka Gas Co., Ltd.	25,000	376,378
Otsuka Corp.	7,400	229,313
Otsuka Holdings Co., Ltd.	26,000	824,587
Pan Pacific International Holdings Corp.	26,000	456,824
Panasonic Holdings Corp.	140,000	983,050
Persol Holdings Co., Ltd.	13,400	244,189
Rakuten Group, Inc.	61,500	263,809
Recruit Holdings Co., Ltd.	95,700	2,761,924
Renesas Electronics Corp. (c)	68,700	572,495
Resona Holdings, Inc.	143,200	522,810
Ricoh Co., Ltd.	31,500	229,846
Rohm Co., Ltd.	5,000	327,889
SBI Holdings, Inc. (d)	16,511	296,678
SCSK Corp.	11,700	175,532
Secom Co., Ltd.	14,200	806,728
Seiko Epson Corp.	20,000	272,752
Sekisui Chemical Co., Ltd. (d)	25,900	316,981
Sekisui House, Ltd.	37,700	626,066
Seven & i Holdings Co., Ltd.	49,000	1,968,075
SG Holdings Co., Ltd.	15,100	205,189
Shimadzu Corp.	15,600	406,024
Shimano, Inc.	4,400	693,376
Shimizu Corp. (d)	39,000	191,355
Shin-Etsu Chemical Co., Ltd.	24,900	2,472,404
Shionogi & Co., Ltd.	18,100	875,534
Shiseido Co., Ltd.	25,500	892,480
Shizuoka Bank, Ltd. (The) (a) (b) (c) (d)	25,000	151,214
SMC Corp.	3,800	1,532,848
SoftBank Corp. (d)	188,100	1,880,937
SoftBank Group Corp.	78,900	2,679,966
Sompo Holdings, Inc.	18,799	749,160
Sony Group Corp.	82,000	5,277,163
Square Enix Holdings Co., Ltd.	6,500	278,725
Subaru Corp.	37,600	563,911
SUMCO Corp.	22,600	262,572
Sumitomo Chemical Co., Ltd. (d)	105,400	363,874
Sumitomo Corp.	70,200	875,931
Sumitomo Electric Industries, Ltd.	45,834	465,203
Sumitomo Metal Mining Co., Ltd.	16,600	478,289
Sumitomo Mitsui Financial Group, Inc.	82,900	2,306,671
Sumitomo Mitsui Trust Holdings, Inc.	23,126	653,631
Sumitomo Realty & Development Co., Ltd.	17,500	398,453
Suntory Beverage & Food, Ltd.	10,400	369,004
Suzuki Motor Corp.	23,000	713,391
Sysmex Corp.	10,800	581,196
T&D Holdings, Inc. (d)	39,400	372,549
Taisei Corp.	10,300	286,466
Takeda Pharmaceutical Co., Ltd. (d)	99,348	2,580,014
TDK Corp.	26,300	798,020
Terumo Corp. (d)	41,500	1,170,950
TIS, Inc.	16,500	438,071
Tobu Railway Co., Ltd.	9,200	217,032
Toho Co., Ltd.	8,500	306,279
Tokio Marine Holdings, Inc.	115,800	2,057,971
Tokyo Electric Power Co. Holdings, Inc. (c)	75,700	240,554
Tokyo Electron, Ltd.	9,600	2,376,627
Tokyo Gas Co., Ltd.	26,000	439,066
Tokyu Corp. (d)	37,500	427,278
TOPPAN, Inc.	17,200	256,638
Toray Industries, Inc.	92,400	453,460
Toshiba Corp. (d)	25,100	893,900
Tosoh Corp. (d)	18,900	211,024
TOTO, Ltd.	10,400	347,232
Toyota Industries Corp.	10,200	485,940
Toyota Motor Corp.	693,200	9,022,333
Toyota Tsusho Corp.	12,000	372,456

BHFTII-182

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Trend Micro, Inc.	8,900	$481,959
Unicharm Corp.	25,800	843,234
USS Co., Ltd.	16,600	255,464
Welcia Holdings Co., Ltd.	6,200	130,257
West Japan Railway Co.	14,600	559,487
Yakult Honsha Co., Ltd.	9,100	529,107
Yamaha Corp. (d)	9,100	324,049
Yamaha Motor Co., Ltd.	18,700	350,382
Yamato Holdings Co., Ltd.	21,800	326,309
Yaskawa Electric Corp.	14,600	421,402
Yokogawa Electric Corp.	16,300	256,839
Z Holdings Corp.	177,000	459,884
ZOZO, Inc.	8,400	167,503

		180,907,735

Jordan—0.0%
Hikma Pharmaceuticals plc	11,270	170,595

Luxembourg—0.2%
ArcelorMittal S.A.	32,844	656,551
Eurofins Scientific SE	8,661	513,376
Tenaris S.A.	27,400	355,091

		1,525,018

Macau—0.1%
Sands China, Ltd. (c)	176,400	436,731

Netherlands—5.2%
ABN AMRO Bank NV	29,995	268,746
Adyen NV (c)	1,438	1,788,211
Aegon NV	119,047	472,912
Akzo Nobel NV	12,124	683,467
Argenx SE (c)	3,599	1,285,613
ASM International NV	2,848	636,951
ASML Holding NV	26,568	11,015,673
Euronext NV (144A)	5,789	366,168
EXOR NV (c)	7,620	488,804
Heineken Holding NV	7,046	480,873
Heineken NV	16,675	1,461,242
IMCD NV	3,850	456,727
ING Groep NV	261,518	2,241,421
JDE Peet’s NV	5,438	158,548
Just Eat Takeaway.com NV (c)	13,092	199,521
Koninklijke Ahold Delhaize NV	69,743	1,775,207
Koninklijke DSM NV	11,244	1,274,772
Koninklijke KPN NV	190,814	516,842
Koninklijke Philips NV	60,898	940,279
NN Group NV	17,632	685,973
OCI NV	6,992	256,997
Randstad NV	8,273	357,603
Shell plc	486,193	12,093,911
Stellantis NV (Milan-Traded Shares)	145,530	1,717,823
Universal Music Group NV	43,822	825,711
Wolters Kluwer NV	17,273	1,681,031

		44,131,026

New Zealand—0.2%
Auckland International Airport, Ltd. (c)	62,448	253,696
Fisher & Paykel Healthcare Corp., Ltd.	38,953	405,957
Mercury NZ, Ltd.	47,715	153,634
Meridian Energy, Ltd.	89,813	244,077
Spark New Zealand, Ltd.	124,065	351,273
Xero, Ltd. (c)	8,809	406,926

		1,815,563

Norway—0.7%
Aker BP ASA	20,886	598,401
DNB Bank ASA	60,120	951,053
Equinor ASA	64,937	2,140,135
Gjensidige Forsikring ASA	14,357	245,473
Kongsberg Gruppen ASA	6,272	190,101
Mowi ASA	23,708	300,168
Norsk Hydro ASA	91,188	490,150
Orkla ASA	39,744	288,346
Salmar ASA	4,072	137,025
Telenor ASA	48,193	439,485
Yara International ASA	10,920	381,384

		6,161,721

Portugal—0.2%
EDP—Energias de Portugal S.A.	189,377	819,503
Galp Energia SGPS S.A.	33,266	318,690
Jeronimo Martins SGPS S.A.	18,255	339,974

		1,478,167

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	228,844	426,928
CapitaLand Integrated Commercial Trust (REIT)	348,942	464,357
Capitaland Investment, Ltd.	170,600	411,317
City Developments, Ltd.	27,200	143,532
DBS Group Holdings, Ltd.	120,967	2,799,385
Genting Singapore, Ltd.	179,600	97,786
Grab Holdings, Ltd. - Class A (c) (d)	73,200	192,516
Keppel Corp., Ltd.	86,000	413,313
Mapletree Logistics Trust	217,249	234,797
Mapletree Pan Asia Commercial Trust	147,200	175,984
Oversea-Chinese Banking Corp., Ltd.	227,364	1,864,193
Singapore Airlines, Ltd. (c)	87,540	309,207
Singapore Exchange, Ltd.	54,400	356,990
Singapore Technologies Engineering, Ltd.	106,000	263,008
Singapore Telecommunications, Ltd.	507,020	934,101
United Overseas Bank, Ltd.	80,792	1,468,279
UOL Group, Ltd.	32,900	151,829
Venture Corp., Ltd.	20,500	233,706
Wilmar International, Ltd.	144,000	383,734

		11,324,962

South Africa—0.3%
Anglo American plc	84,044	2,538,263

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—2.2%
Acciona S.A.	1,638	$288,996
ACS Actividades de Construccion y Servicios S.A.	12,014	268,752
Aena SME S.A. (c)	5,006	517,773
Amadeus IT Group S.A. (c)	29,027	1,343,081
Banco Bilbao Vizcaya Argentaria S.A.	446,318	2,003,845
Banco Santander S.A.	1,078,214	2,505,014
CaixaBank S.A.	294,221	947,709
Cellnex Telecom S.A.	35,254	1,086,485
EDP Renovaveis S.A.	15,216	312,600
Enagas S.A.	15,136	233,513
Endesa S.A.	23,384	350,388
Ferrovial S.A.	31,401	712,339
Grifols S.A. (c)	21,632	185,119
Iberdrola S.A.	389,217	3,616,830
Industria de Diseno Textil S.A.	69,851	1,442,211
Naturgy Energy Group S.A.	9,652	222,408
Red Electrica Corp. S.A.	29,209	447,184
Repsol S.A.	95,651	1,100,266
Siemens Gamesa Renewable Energy S.A. (c)	12,710	223,135
Telefonica S.A.	358,981	1,182,983

		18,990,631

Sweden—3.0%
Alfa Laval AB	16,499	407,617
Alleima AB (c)	14,549	45,623
Assa Abloy AB - Class B	63,945	1,194,982
Atlas Copco AB - A Shares	177,060	1,639,632
Atlas Copco AB - B Shares	102,140	845,115
Boliden AB	16,516	510,797
Electrolux AB - Series B (d)	17,118	177,297
Embracer Group AB (c) (d)	36,038	213,622
Epiroc AB - A Shares	42,693	610,676
Epiroc AB - B Shares	28,433	357,622
EQT AB	18,476	355,446
Essity AB - Class B	38,912	768,102
Evolution AB	11,608	914,171
Fastighets AB Balder - B Shares (c)	44,076	174,205
Getinge AB - B Shares	15,453	265,242
H & M Hennes & Mauritz AB - B Shares	51,313	474,242
Hexagon AB - B Shares	121,665	1,128,004
Holmen AB - B Shares	6,226	236,915
Husqvarna AB - B Shares	25,677	141,517
Industrivarden AB - A Shares	9,265	186,500
Industrivarden AB - C Shares	10,214	203,428
Indutrade AB	18,127	292,337
Investment AB Latour - B Shares	10,798	177,200
Investor AB - A Shares	33,691	515,563
Investor AB - B Shares	119,478	1,741,625
Kinnevik AB - B Shares (c)	17,515	228,866
L E Lundbergforetagen AB - B Shares	6,090	218,953
Lifco AB - B Shares	15,748	217,398
Nibe Industrier AB - B Shares	100,180	889,501
Orron Energy AB	13,010	23,178
Sagax AB - Class B	10,880	179,099
Sandvik AB	72,746	990,631
Securitas AB - B Shares	21,462	149,424
Skandinaviska Enskilda Banken AB - Class A	108,010	1,025,272
Skanska AB - B Shares	24,008	298,404
SKF AB - B Shares	25,976	347,355
Svenska Cellulosa AB SCA - Class B	40,209	509,922
Svenska Handelsbanken AB - A Shares	98,487	804,802
Swedbank AB - A Shares	57,325	749,518
Swedish Match AB	96,733	957,700
Swedish Orphan Biovitrum AB (c)	11,210	217,006
Tele2 AB - B Shares	34,110	294,210
Telefonaktiebolaget LM Ericsson - B Shares (d)	194,193	1,130,943
Telia Co. AB	176,416	507,778
Volvo AB - A Shares	14,069	208,369
Volvo AB - B Shares	97,294	1,372,861
Volvo Car AB - Class B (c)	39,547	170,555

		25,069,225

Switzerland—10.9%
ABB, Ltd.	109,006	2,813,998
Adecco Group AG	10,992	302,594
Alcon, Inc.	32,764	1,902,087
Bachem Holding AG - Class B	2,095	130,649
Baloise Holding AG	2,719	347,489
Barry Callebaut AG	251	473,124
Chocoladefabriken Lindt & Spruengli AG	7	695,784
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	72	697,432
Cie Financiere Richemont S.A. - Class A	33,836	3,182,847
Clariant AG (c)	13,958	222,694
Coca-Cola HBC AG (c)	13,800	290,351
Credit Suisse Group AG	171,578	677,891
EMS-Chemie Holding AG	423	266,895
Ferguson plc	13,543	1,409,885
Geberit AG	2,335	1,001,530
Givaudan S.A.	587	1,774,160
Glencore plc	644,427	3,402,157
Holcim, AG (c)	35,449	1,449,840
Julius Baer Group, Ltd.	13,191	575,413
Kuehne & Nagel International AG	3,794	770,671
Logitech International S.A. (d)	11,995	549,095
Lonza Group AG	4,907	2,392,258
Nestle S.A.	183,995	19,972,500
Novartis AG	141,402	10,806,366
Partners Group Holding AG	1,502	1,209,662
Roche Holding AG	1,770	691,388
Roche Holding AG	45,921	15,010,228
Schindler Holding AG	1,428	215,196
Schindler Holding AG (Participation Certificate)	2,909	452,363
SGS S.A.	404	865,107
SIG Group AG (c)	19,990	407,150
Sika AG	9,430	1,893,041
Sonova Holding AG	3,655	805,771
STMicroelectronics NV	44,652	1,377,155
Straumann Holding AG	7,396	674,779
Swatch Group AG (The)	4,374	183,499
Swatch Group AG (The) - Bearer Shares	1,701	382,961

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Swiss Life Holding AG	2,117	$935,056
Swiss Prime Site AG	4,615	368,034
Swiss Re AG	20,017	1,474,014
Swisscom AG	1,719	804,889
Temenos AG	4,465	301,399
UBS Group AG	227,664	3,297,013
VAT Group AG (144A)	1,824	369,158
Zurich Insurance Group AG	9,705	3,867,578

		91,693,151

Taiwan—0.1%
Sea, Ltd. (ADR) (c)	23,800	1,333,990

United Arab Emirates—0.0%
NMC Health plc (a) (b) (c)	7,569	0

United Kingdom—12.0%
3i Group plc	62,170	746,318
abrdn plc	153,329	232,945
Admiral Group plc	11,968	253,935
Ashtead Group plc	28,006	1,250,072
Associated British Foods plc	23,588	328,781
AstraZeneca plc	101,277	11,134,939
Auto Trader Group plc	59,168	335,393
AVEVA Group plc	8,176	284,761
Aviva plc	188,703	810,335
BAE Systems plc	204,680	1,797,880
Barclays plc	1,089,369	1,736,408
Barratt Developments plc	69,622	263,668
Berkeley Group Holdings plc	7,129	261,259
BP plc	1,258,400	5,982,795
British American Tobacco plc	140,787	5,033,329
British Land Co. plc (The) (REIT)	61,629	237,763
BT Group plc	461,139	623,350
Bunzl plc	23,720	721,688
Burberry Group plc	23,361	465,740
CK Hutchison Holdings, Ltd.	176,440	968,897
CNH Industrial NV	67,912	757,866
Coca-Cola Europacific Partners plc	13,100	558,322
Compass Group plc	116,912	2,336,454
Croda International plc	8,925	637,407
DCC plc	7,008	364,506
Diageo plc	149,494	6,264,747
Entain plc	39,400	473,037
Experian plc	60,725	1,779,888
Haleon plc (c)	337,374	1,043,631
Halma plc	27,211	612,571
Hargreaves Lansdown plc	27,409	263,022
HSBC Holdings plc (Hong Kong-Traded Shares)	1,313,757	6,806,239
Imperial Brands plc	58,302	1,202,837
Informa plc	90,924	523,703
InterContinental Hotels Group plc	11,718	562,052
Intertek Group plc	11,659	479,550
J Sainsbury plc	120,106	231,924
JD Sports Fashion plc	153,395	167,502
Johnson Matthey plc	11,701	237,855
Kingfisher plc	148,300	360,169
Land Securities Group plc (REIT)	46,621	268,081
Legal & General Group plc	407,374	974,631
Lloyds Banking Group plc	4,467,366	2,040,522
London Stock Exchange Group plc	21,031	1,773,009
M&G plc	182,005	334,998
Melrose Industries plc	290,178	323,919
Mondi plc	29,085	449,164
National Grid plc	234,975	2,424,360
NatWest Group plc	346,289	864,019
Next plc	8,268	439,186
Ocado Group plc (c)	33,748	175,203
Pearson plc	43,799	419,665
Persimmon plc	22,805	313,885
Phoenix Group Holdings plc	49,751	289,592
Prudential plc	178,490	1,753,284
Reckitt Benckiser Group plc	46,647	3,082,274
RELX plc	128,122	3,127,093
Rentokil Initial plc	132,544	699,728
Rio Tinto plc	73,860	3,999,620
Rolls-Royce Holdings plc (c)	419,517	322,325
Sage Group plc (The)	62,616	481,643
Schroders plc	46,288	200,358
Segro plc (REIT)	79,379	664,987
Severn Trent plc	17,094	446,760
Smith & Nephew plc	58,520	674,985
Smiths Group plc	25,708	430,757
Spirax-Sarco Engineering plc	5,277	606,035
SSE plc	70,245	1,190,740
St. James’s Place plc	38,927	443,943
Standard Chartered plc	165,924	1,043,400
Taylor Wimpey plc	157,795	153,841
Tesco plc	480,150	1,099,162
Unilever plc	166,797	7,337,396
United Utilities Group plc	48,927	484,395
Vodafone Group plc	1,713,355	1,929,280
Whitbread plc	13,755	351,162
WPP plc	66,140	547,216

		101,294,156

United States—0.5%
GSK plc	262,258	3,824,434
QIAGEN NV (c)	15,184	638,708

		4,463,142

Total Common Stocks (Cost $781,758,907)		790,818,824

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—3.9%

Security Description	Shares/ Principal Amount*	Value

United States—3.9%
iShares MSCI EAFE ETF (d) (e) (Cost $36,169,994)	581,000	$32,541,810

Preferred Stocks—0.4%

Germany—0.4%
Bayerische Motoren Werke (BMW) AG	3,581	234,058
Henkel AG & Co. KGaA	11,026	658,780
Porsche Automobil Holding SE	9,628	548,226
Sartorius AG	1,542	538,352
Volkswagen AG	12,059	1,488,905

Total Preferred Stocks (Cost $3,672,822)		3,468,321

Rights—0.0%

Sweden—0.0%
Securitas AB Expires 10/11/22 (c) (Cost $36,462)	85,848	35,817

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (c) (Cost $0)	78,908	35,275

Short-Term Investment—1.3%

U.S. Treasury—1.3%
U.S. Treasury Bill 2.191%, 10/11/22 (f)	11,100,000	11,093,957

Total Short-Term Investments (Cost $11,092,397)		11,093,957

Securities Lending Reinvestments (g)—4.7%

Repurchase Agreements—2.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,000,254; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875%—8.000%, maturity dates ranging from 04/01/23—07/20/72, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,000,768; collateralized by U.S. Treasury Obligations with rates ranging from 2.000%—3.875%, maturity dates ranging from 02/15/25—09/30/29, and an aggregate market value of $3,067,652.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $250,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—5.500%, maturity dates ranging from 11/03/22—02/15/52, and various Common Stock with an aggregate market value of $274,013.	250,000	250,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $7,219,136; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—6.625%, maturity dates ranging from 12/29/22—08/15/52, and an aggregate market value of $7,363,519.	7,217,362	7,217,362
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $6,001,485; collateralized by U.S. Treasury Obligations with rates ranging from 0.125%—3.000%, maturity dates ranging from 10/31/22—08/31/28, and an aggregate market value of $6,121,515.	6,000,000	6,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $20,013; collateralized by various Common Stock with an aggregate market value of $22,272.	20,000	20,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $500,125; collateralized by U.S. Treasury Obligations with rates ranging from 0.125%—3.875%, maturity dates ranging from 10/31/22—08/15/40, and an aggregate market value of $510,340.	500,000	500,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—1.125%, maturity dates ranging from 03/09/23—05/15/40, and various Common Stock with an aggregate market value of $444,426.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $300,185; collateralized by various Common Stock with an aggregate market value of $333,735.	300,000	300,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,100,289.	1,000,000	1,000,000

		19,687,362

Mutual Funds—2.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (h)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (h)	2,000,000	2,000,000

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (h)	5,000,000	$5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (h)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (h)	5,000,000	5,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $38,687,362)		38,687,362

Total Investments— 104.3% (Cost $871,417,944)		876,681,366
Other assets and liabilities (net) — (4.3)%		(35,746,158)

Net Assets — 100.0%		$840,935,208

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Non-income producing security.
(d)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $44,673,103 and the collateral received consisted of cash in the amount of $38,687,362 and non-cash collateral with a value of $8,334,725. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $44,80,800
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $735,326, which is 0.1% of net assets.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Pharmaceuticals	9.1
Banks	8.6
Insurance	4.8
Oil, Gas & Consumable Fuels	4.6
Food Products	3.5
Metals & Mining	3.2
Automobiles	2.9
Chemicals	2.9
Machinery	2.7
Textiles, Apparel & Luxury Goods	2.6

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/16/22	115	USD	9,548,450	$(844,663)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the ciracumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$62,727,600	$0	$62,727,600
Austria	—	1,376,222	—	1,376,222
Belgium	—	6,532,494	—	6,532,494
Chile	—	332,447	—	332,447
China	145,431	4,589,084	—	4,734,515
Denmark	—	21,020,285	—	21,020,285
Finland	—	10,024,166	—	10,024,166
France	—	86,471,571	—	86,471,571
Germany	—	56,237,540	—	56,237,540
Hong Kong	—	20,741,832	—	20,741,832
Ireland	380,970	5,216,826	—	5,597,796
Israel	2,171,075	4,475,405	—	6,646,480
Italy	—	15,041,800	—	15,041,800
Japan	—	180,756,521	151,214	180,907,735
Jordan	—	170,595	—	170,595
Luxembourg	—	1,525,018	—	1,525,018
Macau	—	436,731	—	436,731
Netherlands	488,804	43,642,222	—	44,131,026
New Zealand	—	1,815,563	—	1,815,563
Norway	—	6,161,721	—	6,161,721
Portugal	—	1,478,167	—	1,478,167
Singapore	192,516	11,132,446	—	11,324,962
South Africa	—	2,538,263	—	2,538,263
Spain	—	18,990,631	—	18,990,631
Sweden	45,623	25,023,602	—	25,069,225
Switzerland	—	91,693,151	—	91,693,151
Taiwan	1,333,990	—	—	1,333,990
United Arab Emirates	—	—	0	0
United Kingdom	558,322	100,735,834	—	101,294,156
United States	—	4,463,142	—	4,463,142
Total Common Stocks	5,316,731	785,350,879	151,214	790,818,824
Total Mutual Funds*	32,541,810	—	—	32,541,810
Total Preferred Stocks*	—	3,468,321	—	3,468,321
Total Rights*	35,817	—	—	35,817
Total Warrants*	35,275	—	—	35,275
Total Short-Term Investment*	—	11,093,957	—	11,093,957
Securities Lending Reinvestments
Repurchase Agreements	—	19,687,362	—	19,687,362
Mutual Funds	19,000,000	—	—	19,000,000
Total Securities Lending Reinvestments	19,000,000	19,687,362	—	38,687,362
Total Investments	$56,929,633	$819,600,519	$151,214	$876,681,366

Collateral for Securities Loaned (Liability)	$—	$(38,687,362)	$—	$(38,687,362)
Futures Contracts Futures Contracts (Unrealized Depreciation)	$(844,663)	$—	$—	$(844,663)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, a transfer into Level 3 in the amount of $178,474 was due to a trading halt on the security which resulted in the lack of observable inputs.

During the period ended September 30, 2022, a transfer out of Level 3 in the amount of $219,021 was due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-188

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
AAR Corp. (a)	11,635	$416,766
Aerojet Rocketdyne Holdings, Inc. (a)	27,265	1,090,327
AeroVironment, Inc. (a)	8,452	704,559
AerSale Corp. (a) (b)	6,969	129,205
Archer Aviation, Inc.- Class A (a)(b)	65,182	170,125
Astronics Corp. (a)	9,068	71,274
Cadre Holdings, Inc. (b)	6,188	148,883
Ducommun, Inc. (a)	3,227	127,983
Kaman Corp.	8,733	243,913
Kratos Defense & Security Solutions, Inc. (a)	42,530	432,105
Maxar Technologies, Inc.	25,404	475,563
Moog, Inc.- Class A	9,540	671,139
National Presto Industries, Inc. (b)	2,353	153,063
Park Aerospace Corp. (b)	7,125	78,660
Parsons Corp. (a) (b)	11,334	444,293
Rocket Lab USA, Inc. (a) (b)	74,509	303,251
Triumph Group, Inc. (a)	22,281	191,394
V2X, Inc. (a)	3,920	138,768
Virgin Galactic Holdings, Inc. (a) (b)	76,835	361,893

		6,353,164

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a) (b)	20,568	495,483
Atlas Air Worldwide Holdings, Inc. (a)	9,474	905,430
Forward Air Corp. (b)	8,967	809,361
Hub Group, Inc.- Class A (a)	11,249	775,956
Radiant Logistics, Inc. (a)	13,211	75,171

		3,061,401

Airlines—0.3%
Allegiant Travel Co. (a)	5,412	394,968
Blade Air Mobility, Inc. (a)	20,915	84,288
Frontier Group Holdings, Inc. (a)	14,756	143,133
Hawaiian Holdings, Inc. (a) (b)	18,138	238,515
Joby Aviation, Inc. (a) (b)	86,504	374,562
SkyWest, Inc. (a)	16,673	271,103
Spirit Airlines, Inc. (a)	36,644	689,640
Sun Country Airlines Holdings, Inc. (a) (b)	12,318	167,648
Wheels Up Experience, Inc. (a)	58,563	67,347

		2,431,204

Auto Components—1.3%
Adient plc (a)	32,641	905,788
American Axle & Manufacturing Holdings, Inc. (a) (b)	39,195	267,702
Dana, Inc. (b)	43,537	497,628
Dorman Products, Inc. (a)	9,015	740,312
Fox Factory Holding Corp. (a)	14,592	1,153,935
Gentherm, Inc. (a)	11,505	572,144
Goodyear Tire & Rubber Co. (The) (a)	95,413	962,717
Holley, Inc. (a) (b)	18,463	74,775
LCI Industries	8,570	869,512
Luminar Technologies, Inc. (a) (b)	86,015	626,619
Modine Manufacturing Co. (a)	17,537	226,929
Motorcar Parts of America, Inc. (a) (b)	6,814	103,709
Patrick Industries, Inc.	8,089	354,622
Solid Power, Inc. (a) (b)	47,374	249,187
Standard Motor Products, Inc.	6,921	$224,933
Stoneridge, Inc. (a) (b)	9,252	156,821
Tenneco, Inc.-Class A (a) (b)	27,887	484,955
Visteon Corp. (a)	9,437	1,000,888
XPEL, Inc. (a)(b)	7,296	470,154

		9,943,330

Automobiles—0.2%
Canoo, Inc. (a) (b)	66,391	124,483
Cenntro Electric Group, Ltd. (a)	67,849	69,885
Fisker, Inc. (a) (b)	58,292	440,105
Lordstown Motors Corp.-Class A (a) (b)	59,951	109,710
Winnebago Industries, Inc. (b)	10,945	582,383
Workhorse Group, Inc. (a) (b)	50,805	145,810

		1,472,376

Banks—9.9%
1st Source Corp.	5,951	275,531
ACNB Corp. (b)	2,906	87,296
Allegiance Bancshares, Inc. (b)	6,717	279,629
Amalgamated Financial Corp. (b)	4,801	108,263
Amerant Bancorp, Inc. (b)	9,340	232,006
American National Bankshares, Inc.	4,311	137,736
Ameris Bancorp	23,061	1,031,057
Arrow Financial Corp.	4,907	141,417
Associated Banc-Corp.	50,625	1,016,550
Atlantic Union Bankshares Corp.	25,793	783,591
Banc of California, Inc. (b)	18,927	302,264
BancFirst Corp. (b)	6,618	592,112
Bancorp, Inc. (The) (a)	19,267	423,489
Bank First Corp. (b)	1,881	143,859
Bank of Marin Bancorp (b)	5,192	155,500
Bank of NT Butterfield & Son, Ltd. (The)	17,296	561,428
BankUnited, Inc. (b)	26,380	901,405
Banner Corp.	12,017	709,964
Bar Harbor Bankshares	5,292	140,344
BayCom Corp. (b)	4,420	77,704
BCB Bancorp, Inc.	4,956	83,409
Berkshire Hills Bancorp, Inc.	14,603	398,662
Blue Ridge Bankshares, Inc.	7,472	94,969
Brookline Bancorp, Inc. (b)	26,855	312,861
Business First Bancshares, Inc.	6,674	143,691
Byline Bancorp, Inc. (b)	8,821	178,625
Cadence Bank	63,021	1,601,364
Cambridge Bancorp (b)	2,648	211,152
Camden National Corp. (b)	4,522	192,637
Capital Bancorp, Inc.	3,124	72,164
Capital City Bank Group, Inc.	5,769	179,474
Capstar Financial Holdings, Inc. (b)	7,899	146,368
Carter Bankshares, Inc. (a) (b)	9,102	146,542
Cathay General Bancorp	24,786	953,270
CBTX, Inc.	6,171	180,502
Central Pacific Financial Corp.	8,161	168,851
Citizens & Northern Corp. (b)	6,038	145,999
City Holding Co.	4,787	424,559
Civista Bancshares, Inc. (b)	5,230	108,575

BHFTII-189

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
CNB Financial Corp.	6,782	$159,852
Coastal Financial Corp. (a) (b)	3,437	136,586
Colony Bankcorp, Inc. (b)	5,639	73,476
Columbia Banking System, Inc. (b)	27,046	781,359
Community Bank System, Inc.	17,926	1,076,994
Community Trust Bancorp, Inc.	5,081	206,035
ConnectOne Bancorp, Inc.	13,780	317,767
CrossFirst Bankshares, Inc. (a) (b)	16,519	215,573
Customers Bancorp, Inc. (a)	10,596	312,370
CVB Financial Corp. (b)	46,665	1,181,558
Dime Community Bancshares, Inc. (b)	11,336	331,918
Eagle Bancorp, Inc.	11,013	493,603
Eastern Bankshares, Inc. (b)	54,127	1,063,054
Enterprise Bancorp, Inc.	3,354	100,318
Enterprise Financial Services Corp.	11,710	515,708
Equity Bancshares, Inc.- Class A (b)	4,632	137,246
Esquire Financial Holdings, Inc. (b)	2,392	89,820
Farmers & Merchants Bancorp, Inc. (b)	4,130	110,973
Farmers National Banc Corp.	11,007	144,082
FB Financial Corp.	12,217	466,812
Financial Institutions, Inc.	6,461	155,516
First Bancorp (b)	12,219	446,971
First Bancorp, Inc. (The) (b)	3,758	103,533
First BanCorp/Puerto Rico	62,965	861,361
First Bancshares, Inc. (The) (b)	6,912	206,461
First Bank/Hamilton NJ (b)	5,582	76,306
First Busey Corp.	18,478	406,146
First Business Financial Services, Inc. (b)	2,763	89,273
First Commonwealth Financial Corp.	32,439	416,517
First Community Bankshares, Inc.	5,650	180,970
First Financial Bancorp	32,896	693,448
First Financial Bankshares, Inc. (b)	44,473	1,860,306
First Financial Corp.	3,977	179,721
First Foundation, Inc.	17,120	310,557
First Internet Bancorp (b)	3,385	114,616
First Interstate BancSystem, Inc.-Class A (b)	31,335	1,264,367
First Merchants Corp.	19,730	763,156
First Mid Bancshares, Inc. (b)	6,036	192,971
First of Long Island Corp. (The)	7,996	137,851
First Western Financial, Inc. (a) (b)	2,729	67,270
Five Star Bancorp (b)	5,331	151,187
Flushing Financial Corp.	10,410	201,642
Fulton Financial Corp. (b)	55,870	882,746
FVCBankcorp, Inc. (a) (b)	4,131	79,191
German American Bancorp, Inc. (b)	9,350	333,889
Glacier Bancorp, Inc. (b)	37,735	1,853,921
Great Southern Bancorp, Inc. (b)	3,405	194,323
Guaranty Bancshares, Inc. (b)	2,906	100,519
Hancock Whitney Corp.	29,645	1,358,037
Hanmi Financial Corp.	11,484	271,941
HarborOne Bancrop, Inc. (b)	16,612	222,933
Heartland Financial USA, Inc.	13,834	599,842
Heritage Commerce Corp. (b)	20,117	228,127
Heritage Financial Corp.	12,295	325,449
Hilltop Holdings, Inc.	17,172	426,724
Home BancShares, Inc. (b)	65,392	1,471,974
HomeStreet, Inc.	6,963	200,604
HomeTrust Bancshares, Inc. (b)	5,432	$120,047
Hope Bancorp, Inc. (b)	39,512	499,432
Horizon Bancorp	14,700	264,012
Independent Bank Corp./MA	15,711	1,170,941
Independent Bank Corp./MI	7,375	140,863
Independent Bank Group, Inc.	12,657	777,013
International Bancshares Corp.	19,040	809,200
John Marshall Bancorp, Inc.	4,296	105,510
Lakeland Bancorp, Inc.	21,117	338,083
Lakeland Financial Corp. (b)	8,350	607,963
Live Oak Bancshares, Inc. (b)	11,266	344,740
Macatawa Bank Corp. (b)	9,068	83,970
Mercantile Bank Corp.	5,350	158,949
Metrocity Bankshares, Inc. (b)	7,472	146,750
Metropolitan Bank Holding Corp. (a)	3,249	209,106
Mid Penn Bancorp, Inc. (b)	5,091	146,264
Midland States Bancorp, Inc.	6,845	161,337
MidWestOne Financial Group, Inc. (b)	6,179	168,625
MVB Financial Corp. (b)	3,791	105,504
National Bank Holdings Corp.-Class A	10,343	382,588
NBT Bancorp, Inc.	14,003	531,414
Nicolet Bankshares, Inc. (a) (b)	4,330	305,005
Northeast Bank (b)	2,320	85,074
Northwest Bancshares, Inc.	42,112	568,933
OceanFirst Financial Corp.	20,664	385,177
OFG Bancorp	15,488	389,213
Old National Bancorp	99,968	1,646,473
Old Second Bancorp, Inc.	14,378	187,633
Origin Bancorp, Inc.	7,487	288,025
Orrstown Financial Services, Inc.	3,982	95,249
Pacific Premier Bancorp, Inc. (b)	31,429	973,042
Park National Corp. (b)	4,856	604,475
Parke Bancorp, Inc. (b)	3,496	73,276
Pathward Financial, Inc.	10,648	350,958
PCB Bancorp (b)	4,027	72,768
Peapack Gladstone Financial Corp. (b)	6,072	204,323
Peoples Bancorp, Inc.	9,666	279,637
Peoples Financial Services Corp. (b)	2,533	118,646
Preferred Bank	4,747	309,647
Premier Financial Corp.	11,932	306,652
Primis Financial Corp. (b)	8,503	103,141
Professional Holding Corp.-Class A (a) (b)	4,449	115,407
QCR Holdings, Inc.	5,744	292,599
RBB Bancorp (b)	4,676	97,167
Red River Bancshares, Inc. (b)	1,618	79,978
Renasant Corp.	19,074	596,635
Republic Bancorp, Inc.-Class A (b)	3,075	117,773
S&T Bancorp, Inc. (b)	13,516	396,154
Sandy Spring Bancorp, Inc.	15,275	538,596
Seacoast Banking Corp. of Florida (b)	20,365	615,634
ServisFirst Bancshares, Inc.	17,254	1,380,320
Shore Bancshares, Inc. (b)	6,088	105,444
Sierra Bancorp	5,841	115,360
Silvergate Capital Corp.- Class A (a)	10,551	795,018
Simmons First National Corp.- Class A	43,005	937,079
SmartFinancial, Inc. (b)	5,462	134,966
South Plains Financial, Inc.	3,888	107,153

BHFTII-190

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Southern First Bancshares, Inc. (a) (b)	2,035	$84,778
Southside Bancshares, Inc. (b)	10,581	374,144
SouthState Corp.	25,767	2,038,685
Stock Yards Bancorp, Inc. (b)	9,642	655,752
Summit Financial Group, Inc.	4,159	112,043
Texas Capital Bancshares, Inc. (a)	17,594	1,038,574
Third Coast Bancshares, Inc. (a) (b)	4,809	82,282
Tompkins Financial Corp.	5,099	370,289
Towne Bank	23,282	624,656
TriCo Bancshares	10,668	476,326
Triumph Bancorp, Inc. (a)	8,184	444,800
Trustmark Corp. (b)	21,627	662,435
UMB Financial Corp.	15,144	1,276,488
United Bankshares, Inc.	45,549	1,628,377
United Community Banks, Inc. (b)	36,578	1,210,732
Univest Financial Corp. (b)	9,428	221,369
Valley National Bancorp	148,111	1,599,599
Veritex Holdings, Inc.	17,694	470,483
Washington Federal, Inc.	22,314	668,974
Washington Trust Bancorp, Inc. (b)	5,542	257,592
WesBanco, Inc.	19,306	644,241
West Bancorp, Inc.	7,262	151,122
Westamerica Bancorp (b)	9,608	502,402

		75,831,373

Beverages—0.6%
Celsius Holdings, Inc. (a) (b)	19,039	1,726,457
Coca-Cola Consolidated, Inc.	1,600	658,768
Duckhorn Portfolio, Inc. (The) (a)	13,689	197,532
MGP Ingredients, Inc. (b)	4,809	510,524
National Beverage Corp. (b)	8,223	316,914
Primo Water Corp.	54,035	678,139
Vita Coco Co., Inc. (The) (a) (b)	10,537	120,016

		4,208,350

Biotechnology—8.2%
2seventy bio, Inc. (a)	13,397	194,926
4D Molecular Therapeutics, Inc. (a) (b)	11,182	89,903
ACADIA Pharmaceuticals, Inc. (a)	43,086	704,887
Adicet Bio, Inc. (a)	8,160	116,035
ADMA Biologics, Inc. (a) (b)	63,537	154,395
Affimed NV (a)	49,711	102,405
Agenus, Inc. (a) (b)	91,846	188,284
Agios Pharmaceuticals, Inc. (a) (b)	18,399	520,324
Akero Therapeutics, Inc. (a) (b)	9,830	334,712
Albireo Pharma, Inc. (a) (b)	6,398	123,865
Alector, Inc. (a) (b)	20,549	194,394
Alkermes plc (a)	56,026	1,251,061
Allogene Therapeutics, Inc. (a)	26,931	290,855
Allovir, Inc. (a) (b)	10,797	85,188
ALX Oncology Holdings, Inc. (a)	7,595	72,684
Amicus Therapeutics, Inc. (a)	94,876	990,505
AnaptysBio, Inc. (a) (b)	7,034	179,437
Anavex Life Sciences Corp. (a) (b)	23,292	240,373
Anika Therapeutics, Inc. (a) (b)	4,948	117,762
Apellis Pharmaceuticals, Inc. (a)	32,091	$2,191,815
Arbutus Biopharma Corp. (a)	38,196	72,954
Arcellx, Inc. (a) (b)	10,885	204,311
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	109,846
Arcus Biosciences, Inc. (a)	17,324	453,196
Arcutis Biotherapeutics, Inc. (a)	14,052	268,534
Arrowhead Pharmaceuticals, Inc. (a)	34,801	1,150,173
Atara Biotherapeutics, Inc. (a) (b)	29,753	112,466
Aura Biosciences, Inc. (a) (b)	7,130	129,196
Aurinia Pharmaceuticals, Inc. (a)	46,041	346,228
Avid Bioservices, Inc. (a) (b)	20,292	387,983
Avidity Biosciences, Inc. (a)	16,559	270,409
Beam Therapeutics, Inc. (a) (b)	22,413	1,067,755
BioCryst Pharmaceuticals, Inc. (a) (b)	62,014	781,376
Biohaven Pharmaceutical Holding Co., Ltd. (a)	21,604	3,265,877
Bioxcel Therapeutics, Inc. (a) (b)	6,276	74,182
Bluebird Bio, Inc. (a) (b)	24,580	155,591
Blueprint Medicines Corp. (a)	20,651	1,360,694
Bridgebio Pharma, Inc. (a) (b)	38,327	380,970
C4 Therapeutics, Inc. (a) (b)	19,683	172,620
CareDx, Inc. (a)	17,647	300,352
Caribou Biosciences, Inc. (a) (b)	19,951	210,483
Catalyst Pharmaceuticals, Inc. (a) (b)	35,330	453,284
Celldex Therapeutics, Inc. (a) (b)	16,056	451,334
Century Therapeutics, Inc. (a) (b)	7,830	77,439
Cerevel Therapeutics Holdings, Inc. (a) (b)	18,650	527,049
ChemoCentryx, Inc. (a)	21,285	1,099,583
Chinook Therapeutics, Inc. (a)	17,120	336,579
Cogent Biosciences, Inc. (a) (b)	21,981	327,957
Coherus Biosciences, Inc. (a) (b)	25,327	243,392
Crinetics Pharmaceuticals, Inc. (a) (b)	18,192	357,291
CTI BioPharma Corp. (a) (b)	31,483	183,231
Cullinan Oncology, Inc. (a) (b)	14,299	183,313
Cytokinetics, Inc. (a)	27,587	1,336,590
Day One Biopharmaceuticals, Inc. (a) (b)	10,021	200,721
Deciphera Pharmaceuticals, Inc. (a)	15,140	280,090
Denali Therapeutics, Inc. (a)	33,873	1,039,562
Design Therapeutics, Inc. (a)	14,198	237,391
Dynavax Technologies Corp. (a) (b)	39,892	416,473
Dyne Therapeutics, Inc. (a)	12,586	159,842
Eagle Pharmaceuticals, Inc. (a) (b)	3,536	93,421
Editas Medicine, Inc. (a) (b)	23,602	288,889
Eiger BioPharmaceuticals, Inc. (a)	12,775	96,196
Emergent BioSolutions, Inc. (a) (b)	17,598	369,382
Enanta Pharmaceuticals, Inc. (a)	6,820	353,753
EQRx, Inc. (a)	71,974	356,271
Erasca, Inc. (a) (b)	23,988	187,106
Fate Therapeutics, Inc. (a) (b)	28,366	635,682
FibroGen, Inc. (a)	30,460	396,285
Foghorn Therapeutics, Inc. (a) (b)	8,683	74,500
Forma Therapeutics Holdings, Inc. (a) (b)	11,944	238,283
Generation Bio Co. (a) (b)	17,596	93,435
Geron Corp. (a)	124,768	291,957
Global Blood Therapeutics, Inc. (a)	21,706	1,478,179
Gossamer Bio, Inc. (a) (b)	22,675	271,647
Halozyme Therapeutics, Inc. (a)	46,607	1,842,841
Heron Therapeutics, Inc. (a) (b)	32,773	138,302

BHFTII-191

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
HilleVax, Inc. (a) (b)	5,194	$88,765
Ideaya Biosciences, Inc. (a) (b)	10,897	162,583
IGM Biosciences, Inc. (a) (b)	3,684	83,774
Imago Biosciences, Inc. (a) (b)	11,808	177,710
Immunitybio, Inc. (a) (b)	28,710	142,689
ImmunoGen, Inc. (a)	69,797	333,630
Immunovant, Inc. (a)	13,987	78,047
Inhibrx, Inc. (a) (b)	11,523	206,838
Inovio Pharmaceuticals, Inc. (a)	76,842	132,552
Insmed, Inc. (a) (b)	40,053	862,742
Instil Bio, Inc. (a) (b)	26,075	126,203
Intellia Therapeutics, Inc. (a)	25,909	1,449,868
Intercept Pharmaceuticals, Inc. (a) (b)	7,486	104,430
Invivyd, Inc. (a) (b)	20,801	65,107
Iovance Biotherapeutics, Inc. (a)	50,807	486,731
Ironwood Pharmaceuticals, Inc. (a) (b)	44,956	465,744
iTeos Therapeutics, Inc. (a) (b)	7,999	152,381
IVERIC bio, Inc. (a)	40,293	722,856
Janux Therapeutics, Inc. (a)	7,592	102,796
KalVista Pharmaceuticals, Inc. (a)	8,595	124,713
Karuna Therapeutics, Inc. (a)	10,217	2,298,110
Karyopharm Therapeutics, Inc. (a) (b)	26,754	146,077
Keros Therapeutics, Inc. (a)	5,456	205,255
Kezar Life Sciences, Inc. (a) (b)	18,151	156,280
Kiniksa Pharmaceuticals, Ltd.- Class A (a) (b)	11,087	142,357
Kinnate Biopharma, Inc. (a) (b)	9,927	118,628
Kodiak Sciences, Inc. (a)	11,661	90,256
Kronos Bio, Inc. (a) (b)	16,519	55,339
Krystal Biotech, Inc. (a) (b)	7,224	503,513
Kura Oncology, Inc. (a) (b)	23,723	324,056
Kymera Therapeutics, Inc. (a) (b)	15,257	332,145
Lexicon Pharmaceuticals, Inc. (a) (b)	25,880	62,112
Ligand Pharmaceuticals, Inc. (a)	5,564	479,116
Lyell Immunopharma, Inc. (a) (b)	59,815	438,444
MacroGenics, Inc. (a) (b)	21,437	74,172
Madrigal Pharmaceuticals, Inc. (a)	4,214	273,868
MannKind Corp. (a) (b)	86,202	266,364
MeiraGTx Holdings plc (a) (b)	10,435	87,758
Mersana Therapeutics, Inc. (a)	29,899	202,117
MiMedx Group, Inc. (a) (b)	40,218	115,426
Mirum Pharmaceuticals, Inc. (a)	5,450	114,505
Monte Rosa Therapeutics, Inc. (a) (b)	11,684	95,458
Morphic Holding, Inc. (a) (b)	10,291	291,235
Myriad Genetics, Inc. (a)	27,414	523,059
Nkarta, Inc. (a)	11,066	145,629
Nurix Therapeutics, Inc. (a)	15,059	196,219
Nuvalent, Inc.- Class A (a) (b)	8,339	162,110
Ocugen, Inc. (a) (b)	72,767	129,525
Organogenesis Holdings, Inc. (a)	24,518	79,438
PMV Pharmaceuticals, Inc. (a) (b)	13,301	158,282
Point Biopharma Global, Inc. (a)	26,470	204,613
Precigen, Inc. (a)	35,057	74,321
Prometheus Biosciences, Inc. (a) (b)	11,237	663,095
Protagonist Therapeutics, Inc. (a) (b)	15,088	127,192
Prothena Corp. plc (a)	12,610	764,544
PTC Therapeutics, Inc. (a)	23,732	1,191,346
Rallybio Corp. (a) (b)	6,642	96,110
Rapt Therapeutics, Inc. (a) (b)	8,849	$212,907
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	46,662	496,484
REGENXBIO, Inc. (a) (b)	14,967	395,578
Relay Therapeutics, Inc. (a) (b)	26,372	589,942
Replimune Group, Inc. (a)	13,974	241,331
REVOLUTION Medicines, Inc. (a)	25,534	503,531
Rigel Pharmaceuticals, Inc. (a)	61,614	72,705
Rocket Pharmaceuticals, Inc. (a) (b)	14,674	234,197
Sage Therapeutics, Inc. (a)	17,540	686,866
Sana Biotechnology, Inc. (a) (b)	30,778	184,668
Sangamo Therapeutics, Inc. (a) (b)	44,571	218,398
Seres Therapeutics, Inc. (a) (b)	24,924	160,012
Sorrento Therapeutics, Inc. (a) (b)	128,603	201,907
SpringWorks Therapeutics, Inc. (a) (b)	12,006	342,531
Stoke Therapeutics, Inc. (a) (b)	7,332	94,143
Sutro Biopharma, Inc. (a) (b)	15,556	86,336
Syndax Pharmaceuticals, Inc. (a) (b)	17,053	409,784
TG Therapeutics, Inc. (a)	44,826	265,370
Travere Therapeutics, Inc. (a)	21,324	525,423
Twist Bioscience Corp. (a)	19,106	673,295
Vanda Pharmaceuticals, Inc. (a)	19,612	193,767
Vaxart, Inc. (a) (b)	43,215	94,209
Vaxcyte, Inc. (a)	17,797	427,128
Vera Therapeutics, Inc. (a) (b)	5,715	121,787
Veracyte, Inc. (a) (b)	24,557	407,646
Vericel Corp. (a) (b)	16,730	388,136
Verve Therapeutics, Inc. (a) (b)	15,945	547,711
Vir Biotechnology, Inc. (a) (b)	24,415	470,721
Viridian Therapeutics, Inc. (a) (b)	8,868	181,883
Xencor, Inc. (a) (b)	19,810	514,664
Y-mAbs Therapeutics, Inc. (a) (b)	13,415	193,444
Zentalis Pharmaceuticals, Inc. (a) (b)	16,112	348,986

		62,479,979

Building Products—1.3%
AAON, Inc. (b)	15,098	813,480
American Woodmark Corp. (a)	6,243	273,818
Apogee Enterprises, Inc. (b)	8,397	320,933
Caesarstone, Ltd. (b)	8,108	75,486
CSW Industrials, Inc.	5,158	617,928
Gibraltar Industries, Inc. (a)	11,164	456,943
Griffon Corp.	14,937	440,940
Insteel Industries, Inc. (b)	7,079	187,806
Janus International Group Inc. (a)	28,699	255,995
JELD-WEN Holding, Inc. (a)	31,425	274,969
Masonite International Corp. (a)	7,534	537,099
PGT Innovations, Inc. (a) (b)	20,640	432,614
Quanex Building Products Corp. (b)	12,585	228,544
Resideo Technologies, Inc. (a)	50,093	954,773
Simpson Manufacturing Co., Inc.	14,901	1,168,238
UFP Industries, Inc.	20,840	1,503,814
View, Inc. (a) (b)	42,937	57,536
Zurn Water Solutions Corp.	43,798	1,073,051

		9,673,967

BHFTII-192

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—1.5%
Artisan Partners Asset Management, Inc. - Class A	21,747	$585,647
AssetMark Financial Holdings, Inc. (a)	6,422	117,458
B. Riley Financial, Inc. (b)	6,563	292,185
BGC Partners, Inc.-Class A	110,549	347,124
Blucora, Inc. (a)	17,555	339,514
Brightsphere Investment Group, Inc.	11,092	165,382
Cohen & Steers, Inc.	8,580	537,365
Cowen, Inc. - Class A (b)	8,381	323,842
Diamond Hill Investment Group, Inc.	1,057	174,405
Donnelley Financial Solutions, Inc. (a) (b)	8,485	313,690
Federated Hermes, Inc.	29,524	977,835
Focus Financial Partners, Inc. - Class A (a)	19,525	615,233
GCM Grosvenor, Inc. - Class A (b)	15,754	124,299
Hamilton Lane, Inc. - Class A	11,772	701,729
Houlihan Lokey, Inc.	17,539	1,322,090
Manning & Napier, Inc.	5,505	67,546
Moelis & Co. - Class A (b)	21,688	733,271
Open Lending Corp. - Class A (a)	37,857	304,370
Oppenheimer Holdings, Inc. - Class A	3,028	93,807
Perella Weinberg Partners (b)	17,499	110,769
Piper Sandler Cos.	6,026	631,163
PJT Partners, Inc. - Class A	8,339	557,212
Sculptor Capital Management, Inc. (b)	8,165	72,179
StepStone Group, Inc. - Class A (b)	18,138	444,562
Stonex Group, Inc. (a)	5,797	480,803
Victory Capital Holdings, Inc. - Class A	6,004	139,953
Virtus Investment Partners, Inc.	2,499	398,641
WisdomTree Investments, Inc. (b)	47,384	221,757

		11,193,831

Chemicals—2.0%
AdvanSix, Inc.	9,088	291,725
American Vanguard Corp. (b)	10,391	194,312
Amyris, Inc. (a) (b)	69,091	201,746
Aspen Aerogels, Inc. (a) (b)	10,708	98,728
Avient Corp.	30,374	920,332
Balchem Corp.	10,953	1,331,666
Cabot Corp. (b)	19,005	1,214,229
Chase Corp. (b)	2,546	212,769
Danimer Scientific, Inc. (a) (b)	34,738	102,477
Diversey Holdings, Ltd. (a) (b)	27,745	134,841
Ecovyst, Inc. (a)	26,291	221,896
Hawkins, Inc.	5,920	230,821
HB Fuller Co.	17,873	1,074,167
Ingevity Corp. (a)	13,396	812,200
Innospec, Inc. (b)	8,439	722,969
Intrepid Potash, Inc. (a) (b)	3,574	141,423
Koppers Holdings, Inc.	8,316	172,807
Kronos Worldwide, Inc. (b)	7,992	74,645
Livent Corp. (a) (b)	56,083	1,718,944
LSB Industries, Inc. (a)	10,786	153,701
Mativ Holdings, Inc.	18,543	409,429
Minerals Technologies, Inc. (b)	11,123	549,587
Origin Materials, Inc. (a) (b)	37,920	195,667
Orion Engineered Carbons S.A. (b)	20,927	279,375
Perimeter Solutions S.A. (a)	41,953	336,044
PureCycle Technologies, Inc. (a) (b)	37,119	299,550
Quaker Chemical Corp. (b)	4,562	$658,662
Rayonier Advanced Materials, Inc. (a) (b)	21,679	68,289
Sensient Technologies Corp.	14,427	1,000,368
Stepan Co.	7,227	676,953
Tredegar Corp. (b)	7,835	73,962
Trinseo plc	12,474	228,524
Tronox Holding plc - Class A	40,316	493,871

		15,296,679

Commercial Services & Supplies—1.3%
ABM Industries, Inc.	23,102	883,190
ACCO Brands Corp.	32,264	158,094
ACV Auctions, Inc. - Class A (a) (b)	39,500	284,005
Aris Water Solution, Inc.-Class A	8,028	102,437
Brady Corp. - Class A	16,149	673,898
BrightView Holdings, Inc. (a)	14,394	114,288
Brink’s Co. (The)	16,111	780,417
Casella Waste Systems, Inc. - Class A (a) (b)	16,835	1,286,026
Cimpress plc (a)	6,224	152,364
CoreCivic, Inc. (a)	40,696	359,753
Deluxe Corp. (b)	14,396	239,693
Ennis, Inc.	9,011	181,391
Geo Group, Inc. (The) (a) (b)	40,071	308,547
Harsco Corp. (a) (b)	27,344	102,267
Healthcare Services Group, Inc. (b)	27,110	327,760
Heritage - Crystal Clean, Inc. (a)	6,299	186,261
HNI Corp. (b)	15,112	400,619
Interface, Inc.	20,528	184,547
KAR Auction Services, Inc. (a) (b)	41,784	466,727
Kimball International, Inc. - Class B (b)	12,880	81,015
Li-Cycle Holdings Corp. (a) (b)	45,980	244,614
Matthews International Corp. - Class A (b)	11,034	247,272
MillerKnoll, Inc.	25,792	402,355
Montrose Environmental Group, Inc. (a) (b)	9,033	303,960
Pitney Bowes, Inc.	59,766	139,255
SP Plus Corp. (a)	8,026	251,374
Steelcase, Inc. - Class A (b)	30,212	196,982
UniFirst Corp. (b)	5,229	879,675
Viad Corp. (a)	6,618	208,996
VSE Corp.	4,405	155,937

		10,303,719

Communications Equipment—0.9%
ADTRAN Holdings, Inc. (b)	23,895	467,864
Aviat Networks, Inc. (a) (b)	3,608	98,787
Calix, Inc. (a)	19,249	1,176,884
Cambium Networks Corp. (a) (b)	4,057	68,645
Clearfield, Inc. (a) (b)	3,951	413,433
CommScope Holding Co., Inc. (a)	69,077	636,199
Comtech Telecommunications Corp. (b)	9,651	96,607
Digi International, Inc. (a)	11,390	393,752
DZS, Inc. (a) (b)	6,096	68,885
Extreme Networks, Inc. (a)	43,045	562,598
Harmonic, Inc. (a) (b)	31,330	409,483
Infinera Corp. (a) (b)	62,963	304,741
Inseego Corp. (a) (b)	30,829	63,816

BHFTII-193

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
NETGEAR, Inc. (a)	10,251	$205,430
NetScout Systems, Inc. (a) (b)	23,746	743,725
Ribbon Communications, Inc. (a)	25,397	56,381
Viavi Solutions, Inc. (a) (b)	77,528	1,011,740

		6,778,970

Construction & Engineering—1.4%
Ameresco, Inc. - Class A (a) (b)	10,710	712,001
API Group Corp. (a) (b)	71,074	943,152
Arcosa, Inc.	16,643	951,647
Argan, Inc.	4,530	145,730
Comfort Systems USA, Inc.	12,193	1,186,745
Construction Partners, Inc. - Class A (a)	13,715	359,744
Dycom Industries, Inc. (a)	9,730	929,507
EMCOR Group, Inc.	16,742	1,933,366
Fluor Corp. (a) (b)	49,349	1,228,297
Granite Construction, Inc. (b)	14,748	374,452
Great Lakes Dredge & Dock Corp. (a)	22,694	172,021
IES Holdings, Inc. (a)	3,768	104,072
Infrastructure and Energy Alternatives, Inc. (a)	9,694	131,257
MYR Group, Inc. (a)	5,521	467,794
Northwest Pipe Co. (a)	3,497	98,266
NV5 Global, Inc. (a) (b)	4,636	574,029
Primoris Services Corp.	18,341	298,041
Sterling Construction Co., Inc. (a)	10,373	222,708
Tutor Perini Corp. (a)	14,544	80,283

		10,913,112

Construction Materials—0.1%
Summit Materials, Inc. - Class A (a)	40,690	974,932
United States Lime & Minerals, Inc.	743	75,935

		1,050,867

Consumer Finance—0.7%
Bread Financial Holdings, Inc.	16,854	530,058
Encore Capital Group, Inc. (a) (b)	8,441	383,897
Enova International, Inc. (a)	10,760	314,945
EZCORP, Inc. - Class A (a) (b)	17,468	134,678
FirstCash Holdings, Inc.	13,292	974,968
Green Dot Corp. - Class A (a)	15,976	303,224
LendingClub Corp. (a)	34,752	384,010
LendingTree, Inc. (a)	4,341	103,576
Navient Corp.	39,124	574,731
Nelnet, Inc. - Class A (b)	5,036	398,801
NerdWallet, Inc. - Class A (a) (b)	9,795	86,882
PRA Group, Inc. (a)	12,838	421,857
PROG Holdings, Inc. (a)	16,086	240,968
Regional Management Corp.	3,196	89,616
World Acceptance Corp. (a) (b)	1,519	147,070

		5,089,281

Containers & Packaging—0.3%
Greif, Inc. - Class A	8,697	518,080
Greif, Inc. - Class B (b)	1,893	115,095
Myers Industries, Inc.	13,639	224,634
O-I Glass, Inc. (a) (b)	53,616	694,327
Pactiv Evergreen, Inc.	17,273	150,793
Ranpak Holdings, Corp. (a)	12,914	44,166
TriMas Corp. (b)	15,686	393,248

		2,140,343

Distributors—0.0%
Funko, Inc. - Class A (a) (b)	9,888	199,935

Diversified Consumer Services—0.9%
2U, Inc. (a) (b)	25,600	160,000
Adtalem Global Education, Inc. (a)	14,779	538,694
Carriage Services, Inc.	4,082	131,277
Chegg, Inc. (a)	41,897	882,770
Coursera, Inc. (a)	38,580	415,892
Duolingo, Inc. (a)	8,017	763,459
European Wax Center, Inc.-Class A (b)	7,677	141,641
Frontdoor, Inc. (a) (b)	27,922	569,330
Graham Holdings Co. - Class B	1,262	678,931
Laureate Education, Inc. - Class A	38,323	404,308
OneSpaWorld Holdings, Ltd. (a) (b)	23,346	196,106
Perdoceo Education Corp. (a)	23,695	244,058
PowerSchool Holdings, Inc. - Class A (a) (b)	15,984	266,773
Rover Group, Inc. (a) (b)	34,168	114,121
Strategic Education, Inc. (b)	7,768	477,033
Stride, Inc. (a) (b)	13,534	568,834
Udemy, Inc. (a) (b)	25,246	305,224
Universal Technical Institute, Inc. (a) (b)	11,334	61,657
Vivint Smart Home, Inc. (a)	32,315	212,633
WW International, Inc. (a) (b)	18,914	74,332

		7,207,073

Diversified Financial Services—0.3%
A-Mark Precious Metals, Inc. (b)	6,654	188,907
Alerus Financial Corp. (b)	4,862	107,450
Banco Latinoamericano de Comercio Exterior S.A.-Class E (b)	9,691	126,565
Cannae Holdings, Inc. (a)	25,390	524,557
Compass Diversified Holdings	20,864	376,804
Jackson Financial, Inc.-Class A (b)	28,259	784,187

		2,108,470

Diversified Telecommunication Services—0.6%
Anterix, Inc. (a) (b)	6,356	227,036
ATN International, Inc. (b)	3,399	131,099
Bandwidth, Inc. - Class A (a) (b)	8,108	96,485
Charge Enterprises, Inc., (a)	71,834	126,428
Cogent Communications Holdings, Inc.	14,461	754,286
Consolidated Communications Holdings, Inc. (a) (b)	25,205	104,853
EchoStar Corp. - Class A (a) (b)	11,847	195,120
Globalstar, Inc. (a) (b)	231,049	367,368
IDT Corp. - Class B (a)	5,006	124,299
Iridium Communications, Inc. (a)	43,752	1,941,276
Liberty Latin America, Ltd.-Class A (a)	14,620	90,498
Liberty Latin America, Ltd.-Class C (a)	52,977	325,808
Ooma, Inc. (a)	8,609	105,891

BHFTII-194

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Radius Global Infrastructure, Inc. - Class A (a) (b)	26,242	$247,200

		4,837,647

Entertainment—0.0%
Skillz, Inc. (a) (b)	110,722	112,936

Electric Utilities—0.7%
ALLETE, Inc.	20,381	1,020,069
MGE Energy, Inc.	12,519	821,622
Otter Tail Corp.	14,134	869,524
PNM Resources, Inc.	29,366	1,342,907
Portland General Electric Co.	30,482	1,324,748

		5,378,870

Electrical Equipment—1.3%
Allied Motion Technologies, Inc.	4,130	118,201
Array Technologies, Inc. (a) (b)	51,455	853,124
Atkore, Inc. (a)	13,955	1,085,838
AZZ, Inc.	8,063	294,380
Babcock & Wilcox Enterprises, Inc. (a) (b)	20,291	129,457
Blink Charging Co. (a) (b)	13,174	233,443
Bloom Energy Corp. - Class A (a) (b)	59,198	1,183,368
Encore Wire Corp. (b)	6,546	756,325
Energy Vault Holdings, Inc. (a)	25,378	133,996
EnerSys	14,034	816,358
Enovix Corp. (a) (b)	37,602	689,433
ESS Tech, Inc. (a) (b)	30,151	123,318
Fluence Energy, Inc. (a) (b)	13,273	193,653
FuelCell Energy, Inc. (a)	127,052	433,247
GrafTech International, Ltd.	67,825	292,326
Heliogen, Inc. (a) (b)	38,430	71,480
NuScale Power Corp. (a) (b)	11,890	138,875
Powell Industries, Inc.	3,142	66,233
Preformed Line Products Co.	876	62,327
Shoals Technologies Group, Inc. - Class A (a) (b)	38,898	838,252
Stem, Inc. (a) (b)	49,764	663,852
Thermon Group Holdings, Inc. (a)	11,598	178,725
TPI Composites, Inc. (a)	11,883	134,040
Vicor Corp. (a) (b)	7,241	428,233

		9,918,484

Electronic Equipment, Instruments & Components—2.2%
908 Devices, Inc. (a) (b)	7,715	126,912
Advanced Energy Industries, Inc.	12,905	998,976
Aeva Technologies, Inc. (a) (b)	37,007	69,203
Akoustis Technologies, Inc. (a) (b)	17,894	53,145
Arlo Technologies, Inc. (a)	29,447	136,634
Badger Meter, Inc. (b)	10,136	936,465
Belden, Inc.	14,345	860,987
Benchmark Electronics, Inc.	12,513	310,072
CTS Corp. (b)	10,302	429,078
ePlus, Inc. (a) (b)	9,873	410,124
Evolv Technologies Holdings, Inc. (a)	31,710	67,225
Fabrinet (a)	12,442	1,187,589
FARO Technologies, Inc. (a)	6,602	181,159
Identiv, Inc. (a) (b)	7,717	96,771
Insight Enterprises, Inc. (a) (b) (e)	10,555	869,838
Itron, Inc. (a) (b)	15,613	657,463
Kimball Electronics, Inc. (a)	9,543	163,663
Knowles Corp. (a)	30,951	376,674
Lightwave Logic, Inc. (a) (b)	39,253	288,117
Methode Electronics, Inc. (b)	12,930	480,350
MicroVision, Inc. (a) (b)	57,204	206,506
Mirion Technologies, Inc. (a) (b)	47,819	357,208
Napco Security Technologies, Inc. (a) (b)	11,304	328,720
nLight, Inc. (a) (b)	14,866	140,484
Novanta, Inc. (a) (b)	12,200	1,410,930
OSI Systems, Inc. (a)	5,771	415,858
PAR Technology Corp. (a) (b)	10,078	297,603
PC Connection, Inc.	3,547	159,934
Plexus Corp. (a) (e)	9,599	840,489
Rogers Corp. (a)	6,411	1,550,693
Sanmina Corp. (a)	19,251	887,086
ScanSource, Inc. (a)	8,101	213,947
SmartRent, Inc. (a) (b)	42,315	96,055
TTM Technologies, Inc. (a)	35,927	473,518
Velodyne Lidar, Inc. (a) (b)	78,964	74,787
Vishay Intertechnology, Inc.	45,367	807,079
Vishay Precision Group, Inc. (a) (b)	5,267	155,851

		17,117,193

Energy Equipment & Services—1.6%
Archrock, Inc. (b)	49,321	316,641
Borr Drilling, Ltd. (a)	70,507	234,083
Bristow Group, Inc. (a) (b)	8,308	195,155
Cactus, Inc. - Class A	21,398	822,325
ChampionX Corp.	70,110	1,372,053
Diamond Offshore Drilling, Inc. (a) (b)	35,307	234,085
DMC Global, Inc. (a)	6,765	108,105
Dril - Quip, Inc. (a) (b)	11,785	230,043
Expro Group Holdings NV (a) (b)	26,194	333,712
Helix Energy Solutions Group, Inc. (a)	48,941	188,912
Helmerich & Payne, Inc. (b)	35,014	1,294,468
Liberty Oilfield Services, Inc. (a)	48,056	609,350
Nabors Industries, Ltd. (a)	3,057	310,133
National Energy Services Reunited Corp. (a) (b)	11,331	67,306
Newpark Resources, Inc. (a)	32,358	81,542
NexTier Oilfield Solutions, Inc. (a)	59,146	437,680
Noble Corp. plc (a) (b)	25,731	761,123
Oceaneering International, Inc. (a)	35,840	285,286
Oil States International, Inc. (a)	24,658	95,920
Patterson - UTI Energy, Inc. (b)	72,095	842,070
ProFrac Holding Corp. - Class A (a)	5,544	84,324
ProPetro Holding Corp. (a) (b)	29,421	236,839
RPC, Inc. (b)	26,045	180,492
Select Energy Services, Inc. - Class A (a)	22,065	153,793
Solaris Oilfield Infrastructure, Inc. - Class A (b)	10,753	100,648
TETRA Technologies, Inc. (a)	42,286	151,807
Tidewater, Inc. (a)	13,616	295,467
U.S. Silica Holdings, Inc. (a)	25,504	279,269

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Valaris, Ltd. (a) (b)	21,110	$1,033,123
Weatherford International plc (a)	23,800	768,502

		12,104,256

Entertainment—0.3%
Cinemark Holdings, Inc. (a) (b)	37,384	452,720
IMAX Corp. (a)	18,129	255,981
Liberty Media Corp. Liberty Braves - Class A (a)	3,713	104,521
Liberty Media Corp.- Liberty Braves - Class C (a)	12,842	353,155
Lions Gate Entertainment Corp. - Class A (a) (b)	20,369	151,342
Lions Gate Entertainment Corp. - Class B (a) (b)	40,428	280,975
Madison Square Garden Entertainment Corp. (a) (b)	9,098	401,131
Marcus Corp. (The) (b)	8,228	114,287
Playstudios, Inc. (a)	28,794	100,491

		2,214,603

Equity Real Estate Investment Trusts—5.6%
Acadia Realty Trust	34,155	431,036
Agree Realty Corp. (b)	27,026	1,826,417
Alexander & Baldwin, Inc.	23,869	395,748
Alexander’s, Inc. (b)	759	158,601
American Assets Trust, Inc.	17,223	442,976
Apartment Investment & Management Co. - Class A (b)	50,611	369,460
Apple Hospitality REIT, Inc.	73,539	1,033,958
Armada Hoffler Properties, Inc.	25,790	267,700
Ashford Hospitality Trust, Inc. (a)	11,954	81,407
Bluerock Residential Growth REIT, Inc. (b)	9,704	259,582
Braemar Hotels & Resorts, Inc. (b)	19,907	85,600
Brandywine Realty Trust (b)	58,592	395,496
Broadstone Net Lease, Inc. (b)	60,343	937,127
BRT Apartments Corp.	3,996	81,159
CareTrust REIT, Inc.	33,166	600,636
CBL & Associates Properties, Inc. (b)	9,399	240,708
Centerspace	5,179	348,650
Chatham Lodging Trust (a)	16,628	164,118
City Office REIT, Inc.	15,043	149,979
Community Healthcare Trust, Inc. (b)	8,030	262,983
Corporate Office Properties Trust (b)	37,541	872,077
CTO Realty Growth, Inc.	6,327	118,568
DiamondRock Hospitality Co.	71,359	535,906
Diversified Healthcare Trust	83,525	82,698
Easterly Government Properties, Inc. (b)	30,700	484,139
Empire State Realty Trust, Inc. - Class A (b)	46,655	306,057
Equity Commonwealth	37,069	903,001
Essential Properties Realty Trust, Inc.	48,222	937,918
Farmland Partners, Inc. (b)	15,523	196,676
Four Corners Property Trust, Inc. (b)	27,333	661,185
Franklin Street Properties Corp. (b)	34,813	91,558
Getty Realty Corp.	14,042	377,589
Gladstone Commercial Corp. (b)	12,023	186,357
Gladstone Land Corp. (b)	10,827	195,969
Global Medical REIT, Inc.	21,232	180,897
Global Net Lease, Inc. (b)	34,451	366,903
Hersha Hospitality Trust	10,786	86,072
Independence Realty Trust, Inc.	75,182	1,257,795
Indus Realty Trust, Inc. (b)	1,581	82,797
Industrial Logistics Properties Trust	23,274	128,007
Innovative Industrial Properties, Inc.	9,335	826,147
InvenTrust Properties Corp. (b)	23,184	494,515
iStar, Inc. (b)	22,956	212,573
Kite Realty Group Trust (b)	74,930	1,290,295
LTC Properties, Inc. (b)	13,090	490,220
LXP Industrial Trust (b)	97,379	891,992
Macerich Co. (The)	74,230	589,386
National Health Investors, Inc. (b)	15,012	848,628
Necessity Retail REIT, Inc. (The) (b)	45,141	265,429
NETSTREIT Corp. (b)	21,004	374,081
NexPoint Residential Trust, Inc.	7,849	362,702
Office Properties Income Trust	16,817	236,279
One Liberty Properties, Inc. (b)	6,483	136,273
Orion Office REIT, Inc. (b)	20,172	176,505
Outfront Media, Inc.	49,314	749,080
Paramount Group, Inc.	62,911	391,936
Pebblebrook Hotel Trust (b)	43,364	629,212
Phillips Edison & Co., Inc.	40,572	1,138,045
Physicians Realty Trust (b)	75,365	1,133,490
Piedmont Office Realty Trust, Inc. - Class A	41,047	433,456
Plymouth Industrial REIT, Inc.	12,764	214,563
Postal Realty Trust, Inc. - Class A (b)	5,867	86,069
PotlatchDeltic Corp.	28,120	1,154,045
Retail Opportunity Investments Corp.	41,820	575,443
RLJ Lodging Trust	56,512	571,901
RPT Realty	28,918	218,620
Ryman Hospitality Properties, Inc.	18,168	1,336,983
Sabra Health Care REIT, Inc.	79,418	1,041,964
Safehold, Inc. (b)	7,154	189,295
Saul Centers, Inc.	3,884	145,650
Seritage Growth Properties - Class A (a) (b)	12,941	116,728
Service Properties Trust	56,895	295,285
SITE Centers Corp.	65,501	701,516
STAG Industrial, Inc.	62,005	1,762,802
Summit Hotel Properties, Inc. (b)	35,542	238,842
Sunstone Hotel Investors, Inc. (b)	74,088	697,909
Tanger Factory Outlet Centers, Inc.	34,992	478,691
Terreno Realty Corp.	25,258	1,338,421
UMH Properties, Inc. (b)	16,743	270,399
Uniti Group, Inc. (b)	79,821	554,756
Universal Health Realty Income Trust (b)	4,263	184,204
Urban Edge Properties	39,794	530,852
Urstadt Biddle Properties, Inc. - Class A	11,225	174,100
Veris Residential, Inc. (a)	30,231	343,726
Washington Real Estate Investment Trust	30,151	529,452
Whitestone REIT (b)	15,859	134,167
Xenia Hotels & Resorts, Inc.	37,927	523,013

		42,665,150

Food & Staples Retailing—0.6%
Andersons, Inc. (The)	11,198	347,474
Chefs’ Warehouse, Inc. (The) (a)	11,522	333,792
Ingles Markets, Inc. - Class A	4,911	389,000
PriceSmart, Inc.	8,994	517,964
Rite Aid Corp. (a) (b)	17,917	88,689

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
SpartanNash Co.	12,524	$363,447
Sprouts Farmers Market, Inc. (a) (b)	37,829	1,049,755
United Natural Foods, Inc. (a) (b)	20,059	689,428
Weis Markets, Inc. (b)	5,704	406,353

		4,185,902

Food Products—1.2%
Alico, Inc.	2,158	60,942
B&G Foods, Inc. (b)	23,543	388,224
Benson Hill, Inc. (a)	61,176	167,622
Beyond Meat, Inc. (a) (b)	20,671	292,908
BRC, Inc. (a)	10,280	79,464
Cal - Maine Foods, Inc.	12,683	705,048
Calavo Growers, Inc. (b)	5,820	184,785
Fresh Del Monte Produce, Inc.	10,641	247,297
Hain Celestial Group, Inc. (The) (a)	25,307	427,182
Hostess Brands, Inc. (a) (b)	47,613	1,106,526
J & J Snack Foods Corp. (b)	5,253	680,106
John B Sanfilippo & Son, Inc. (b)	2,849	215,755
Lancaster Colony Corp.	6,596	991,247
Landec Corp. (a)	9,681	86,064
Mission Produce, Inc. (a) (b)	15,099	218,332
Seneca Foods Corp. - Class A (a) (b)	2,395	120,804
Simply Good Foods Co. (The) (a)	32,153	1,028,575
Sovos Brands, Inc. (a)	14,185	201,994
SunOpta, Inc. (a)	34,321	312,321
Tattooed Chef, Inc. (a) (b)	18,663	92,942
Tootsie Roll Industries, Inc. (b)	6,495	216,154
TreeHouse Foods, Inc. (a) (b)	17,110	725,806
UTZ Brands, Inc. (b)	22,721	343,087
Vital Farms, Inc. (a) (b)	9,557	114,397

		9,007,582

Gas Utilities—1.2%
Brookfield Infrastructure Corp. - Class A (b)	33,651	1,369,596
Chesapeake Utilities Corp.	5,971	688,994
New Jersey Resources Corp. (b)	33,080	1,280,196
Northwest Natural Holding Co.	11,482	498,089
ONE Gas, Inc.	18,476	1,300,525
South Jersey Industries, Inc. (b)	43,181	1,443,109
Southwest Gas Holdings, Inc.	22,576	1,574,676
Spire, Inc. (b)	17,502	1,090,900

		9,246,085

Health Care Equipment & Supplies—4.1%
Alphatec Holdings, Inc. (a) (b)	25,663	224,295
AngioDynamics, Inc. (a)	12,161	248,814
Artivion, Inc. (a) (b)	12,730	176,183
AtriCure, Inc. (a)	15,592	609,647
Atrion Corp.	495	279,675
Avanos Medical, Inc. (a)	15,903	346,367
AxoGen, Inc. (a)	14,840	176,893
Axonics, Inc. (a)	16,781	1,182,054
BioLife Solutions, Inc. (a) (b)	11,463	260,783
Bioventus, Inc. - Class A (a) (b)	12,058	84,406
Butterfly Network, Inc. (a) (b)	47,336	222,479
Cardiovascular Systems, Inc. (a)	13,837	191,781
Cerus Corp. (a)	59,712	214,963
CONMED Corp. (b)	9,867	791,037
Cue Health, Inc. (a)	38,907	117,110
Cutera, Inc. (a) (b)	5,219	237,986
Embecta Corp. (b)	19,687	566,789
Figs, Inc. - Class A (a) (b)	44,317	365,615
Glaukos Corp. (a)	16,191	862,009
Haemonetics Corp. (a)	17,072	1,263,840
Heska Corp. (a) (b)	3,474	253,324
Inari Medical, Inc. (a) (b)	17,097	1,241,926
Inogen, Inc. (a) (b)	7,987	193,924
Inspire Medical Systems, Inc. (a)	9,661	1,713,572
Integer Holdings Corp. (a)	11,577	720,437
iRadimed Corp. (b)	2,491	74,879
iRhythm Technologies, Inc. (a)	10,474	1,312,183
Lantheus Holdings, Inc. (a)	23,157	1,628,632
LeMaitre Vascular, Inc. (b)	6,277	318,118
LivaNova plc (a)	18,448	936,605
Meridian Bioscience, Inc. (a)	14,711	463,838
Merit Medical Systems, Inc. (a)	19,225	1,086,405
Mesa Laboratories, Inc.	1,730	243,636
Nano - X Imaging, Ltd. (a) (b)	15,150	173,771
Neogen Corp. (a)	38,846	542,679
Nevro Corp. (a) (b)	12,102	563,953
NuVasive, Inc. (a) (e)	18,016	789,281
Omnicell, Inc. (a)	14,912	1,297,791
OraSure Technologies, Inc. (a)	28,635	108,527
Orthofix Medical, Inc. (a)	7,567	144,605
OrthoPediatrics Corp. (a) (b)	5,617	259,168
Outset Medical, Inc. (a) (b)	16,994	270,714
Paragon 28, Inc. (a) (b)	16,207	288,809
PROCEPT BioRobotics Corp. (a) (b)	8,922	369,906
Pulmonx Corp. (a)	12,235	203,835
RxSight, Inc. (a)	7,831	93,972
SeaSpine Holdings Corp. (a)	10,839	61,566
Senseonics Holdings, Inc. (a) (b)	156,059	205,998
Shockwave Medical, Inc. (a)	12,226	3,399,684
SI - BONE, Inc. (a) (b)	12,210	213,187
Silk Road Medical, Inc. (a) (b)	11,451	515,295
STAAR Surgical Co. (a) (b)	16,470	1,161,959
SurModics, Inc. (a)	4,747	144,309
TransMedics Group, Inc. (a)	10,461	436,642
Treace Medical Concepts, Inc. (a) (b)	12,249	270,335
UFP Technologies, Inc. (a) (b)	2,153	184,814
Utah Medical Products, Inc.	1,293	110,306
Varex Imaging Corp. (a) (b)	12,322	260,487
Vicarious Surgical, Inc. (a) (b)	21,483	71,968
ViewRay, Inc. (a) (b)	51,713	188,235
Zimvie, Inc. (a)	7,676	75,762
Zynex, Inc. (b)	7,718	70,002

		31,087,765

Health Care Providers & Services—3.1%
1Life Healthcare, Inc. (a)	60,750	1,041,862
23andMe Holding Co. - Class A (a) (b)	93,214	266,592

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Accolade, Inc. (a) (b)	22,370	$255,465
AdaptHealth Corp. (a) (b)	24,358	457,443
Addus HomeCare Corp. (a)	5,248	499,820
Agiliti, Inc. (a) (b)	9,835	140,739
Alignment Healthcare, Inc. (a)	29,558	349,967
AMN Healthcare Services, Inc. (a)	14,749	1,562,804
Apollo Medical Holdings, Inc. (a) (b)	13,155	513,045
Brookdale Senior Living, Inc. (a) (b)	64,379	274,898
Cano Health, Inc. (a) (b)	56,825	492,673
CareMax, Inc. (a) (b)	22,526	159,709
Castle Biosciences, Inc. (a) (b)	7,804	203,528
Clover Health Investments Corp. (a)	133,182	226,409
Community Health Systems, Inc. (a) (b)	45,180	97,137
Corvel Corp. (a)	3,162	437,716
Covetrus, Inc. (a)	36,775	767,862
Cross Country Healthcare, Inc. (a) (b)	12,489	354,313
DocGo, Inc. (a)	28,630	284,010
Ensign Group, Inc. (The)	18,227	1,449,046
Fulgent Genetics, Inc. (a) (b)	7,417	282,736
Hanger, Inc. (a)	14,755	276,214
HealthEquity, Inc. (a)	28,395	1,907,292
Hims & Hers Health, Inc. (a) (b)	43,355	241,921
Invitae Corp. (a) (b)	80,220	197,341
Joint Corp. (The) (a) (b)	5,088	79,932
LHC Group, Inc. (a)	10,249	1,677,351
Lifestance Health Group, Inc. (a) (b)	27,070	179,203
ModivCare, Inc. (a)	4,229	421,547
National HealthCare Corp.	4,199	265,965
National Research Corp. (b)	4,600	183,080
Opko Health, Inc. (a)	139,872	264,358
Option Care Health, Inc. (a)	53,171	1,673,291
Owens & Minor, Inc. (b)	26,335	634,674
Patterson Cos., Inc. (b)	30,828	740,489
Pediatrix Medical Group, Inc. (a) (b)	28,941	477,816
Pennant Group Inc. (The) (a)	11,360	118,258
PetIQ, Inc. (a)	9,493	65,502
Privia Health Group, Inc. (a) (b)	15,278	520,369
Progyny, Inc. (a)	25,175	932,986
R1 RCM, Inc. (a)	51,459	953,535
RadNet, Inc. (a) (b)	16,412	333,984
Select Medical Holdings Corp. (b)	35,092	775,533
Surgery Partners, Inc. (a) (b)	13,390	313,326
U.S. Physical Therapy, Inc.	4,409	335,172

		23,686,913

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc. (a)	38,376	584,466
American Well Corp. - Class A (a)	79,266	284,565
Computer Programs & Systems, Inc. (a) (b)	5,856	163,265
Evolent Health, Inc. - Class A (a)	29,029	1,043,012
Health Catalyst, Inc. (a) (b)	17,486	169,614
HealthStream, Inc. (a)	9,080	193,041
Multiplan Corp. (a) (b)	137,915	394,437
NextGen Healthcare, Inc. (a) (b)	18,311	324,105
OptimizeRx Corp. (a)	5,787	85,763
Phreesia, Inc. (a)	17,014	433,517
Schrodinger, Inc. (a)	18,164	453,737
Sharecare, Inc. (a)	110,058	209,110
Simulations Plus, Inc.	5,451	264,592

		4,603,224

Hotels, Restaurants & Leisure—2.3%
Accel Entertainment, Inc. (a) (b)	19,825	154,833
Bally’s Corp. (a) (b)	13,551	267,768
BJ’s Restaurants, Inc. (a)	9,083	216,630
Bloomin’ Brands, Inc. (b)	29,104	533,476
Bluegreen Vacations Holding Corp.	5,418	89,505
Bowlero Corp. (a) (b)	14,215	174,987
Brinker International, Inc. (a) (b)	15,862	396,233
Century Casinos, Inc. (a)	9,899	64,937
Cheesecake Factory, Inc. (The) (b)	16,444	481,480
Chuy’s Holdings, Inc. (a) (b)	5,463	126,632
Cracker Barrel Old Country Store, Inc. (b)	7,995	740,177
Dave & Buster’s Entertainment, Inc. (a) (b)	14,842	460,547
Denny’s Corp. (a)	20,985	197,469
Dine Brands Global, Inc. (b)	5,429	345,067
Everi Holdings, Inc. (a)	31,005	502,901
Full House Resorts, Inc. (a) (b)	11,840	66,541
Golden Entertainment, Inc. (a) (b)	7,102	247,789
Hilton Grand Vacations, Inc. (a)	30,855	1,014,821
Inspired Entertainment, Inc. (a)	7,791	68,795
International Game Technology plc (b)	35,785	565,403
Jack in the Box, Inc. (b)	7,171	531,156
Krispy Kreme, Inc. (b)	24,959	287,777
Kura Sushi USA, Inc. - Class A (a)	1,484	109,193
Life Time Group Holdings, Inc. (a) (b)	15,138	147,596
Lindblad Expeditions Holdings, Inc. (a) (b)	10,934	73,914
Monarch Casino & Resort, Inc. (a)	4,396	246,791
NEOGAMES S.A. (a)	5,231	67,480
Noodles & Co. (a)	14,739	69,273
Papa John’s International, Inc. (b)	11,469	802,945
Portillo’s, Inc. - Class A (a) (b)	9,053	178,254
RCI Hospitality Holdings, Inc. (b)	2,630	171,844
Red Rock Resorts, Inc. - Class A (b)	16,727	573,067
Rush Street Interactive, Inc. (a) (b)	21,900	80,592
Ruth’s Hospitality Group, Inc.	12,375	208,642
Scientific Games Corp. - Class A (a)	32,424	1,390,341
SeaWorld Entertainment, Inc. (a)	14,053	639,552
Shake Shack, Inc. - Class A (a) (b)	13,241	595,580
Sonder Holdings, Inc. (a) (b)	73,290	121,661
Sweetgreen, Inc. - Class A (a) (b)	30,832	570,392
Target Hospitality Corp. (a) (b)	10,601	133,785
Texas Roadhouse, Inc.	22,773	1,987,172
Vacasa, Inc. - Class A (a) (b)	42,539	130,595
Wingstop, Inc. (b)	10,306	1,292,579
Xponential Fitness, Inc. - Class A (a) (b)	6,739	123,054

		17,249,226

Household Durables—1.4%
Beazer Homes USA, Inc. (a)	10,935	105,741
Cavco Industries, Inc. (a)	3,093	636,416

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Century Communities, Inc. (b)	10,341	$442,388
Dream Finders Homes, Inc. - Class A (a) (b)	8,135	86,231
Ethan Allen Interiors, Inc. (b)	9,100	192,374
GoPro, Inc. - Class A (a) (b)	45,450	224,069
Green Brick Partners, Inc. (a)	10,016	214,142
Helen of Troy, Ltd. (a) (b)	8,455	815,400
Hovnanian Enterprises, Inc. - Class A (a) (b)	1,923	68,651
Installed Building Products, Inc.	8,305	672,622
iRobot Corp. (a) (b)	8,888	500,661
KB Home	27,244	706,164
La - Z - Boy, Inc.	16,128	364,009
LGI Homes, Inc. (a) (b)	7,501	610,356
Lovesac Co. (The) (a) (b)	4,517	92,056
M/I Homes, Inc. (a)	9,907	358,931
MDC Holdings, Inc. (b)	19,668	539,297
Meritage Homes Corp. (a) (e)	12,250	860,808
Skyline Champion Corp. (a)	18,238	964,243
Snap One Holdings Corp. (a) (b)	5,851	59,329
Sonos, Inc. (a) (b)	43,889	610,057
Taylor Morrison Home Corp. (a)	37,224	868,064
TRI Pointe Group, Inc. (a)	34,643	523,456
Tupperware Brands Corp. (a)	15,525	101,689
Universal Electronics, Inc. (a) (b)	4,412	86,784
Vizio Holding Corp. - Class A (a) (b)	24,137	210,957
Vuzix Corp. (a)	20,366	117,919

		11,032,814

Household Products—0.3%
Central Garden and Pet Co. (Non - Voting Shares) - Class A (a)	13,396	457,607
Central Garden and Pet Co. (Voting Shares) (a)	2,845	102,534
Energizer Holdings, Inc. (b)	21,970	552,326
WD - 40 Co. (b)	4,703	826,505

		1,938,972

Independent Power and Renewable Electricity Producers— 0.5%
Altus Power, Inc. (a) (b)	15,727	173,154
Clearway Energy, Inc. - Class A	12,687	369,192
Clearway Energy, Inc. - Class C	28,206	898,361
Montauk Renewables, Inc. (a)	22,642	394,876
Ormat Technologies, Inc. (b)	16,098	1,387,648
Sunnova Energy International, Inc. (a) (b)	33,397	737,406

		3,960,637

Industrial Conglomerates—0.0%
Brookfield Business Corp. - Class A	9,192	203,143

Insurance—2.0%
Ambac Financial Group, Inc. (a)	15,807	201,539
American Equity Investment Life Holding Co.	24,440	911,368
AMERISAFE, Inc.	6,927	323,699
Argo Group International Holdings, Ltd.	10,670	205,504
Bright Health Group, Inc. (a) (b)	64,688	67,922
BRP Group, Inc. - Class A (a)	19,708	519,306
CNO Financial Group, Inc.	38,653	694,594
Donegal Group, Inc. - Class A (b)	5,184	69,932
Employers Holdings, Inc. (b)	9,556	329,586
Enstar Group, Ltd. (a)	3,890	659,705
Genworth Financial, Inc. - Class A (a)	171,388	599,858
Goosehead Insurance, Inc. - Class A (a)	6,359	226,635
Greenlight Capital Re, Ltd. - Class A (a)	9,331	69,423
HCI Group, Inc. (b)	2,458	96,354
Hippo Holdings, Inc. (a) (b)	6,144	113,856
Horace Mann Educators Corp. (b)	13,726	484,391
James River Group Holdings, Ltd. (b)	13,003	296,598
Kinsale Capital Group, Inc.	7,440	1,900,325
Lemonade, Inc. (a) (b)	15,740	333,373
MBIA, Inc. (a) (b)	16,483	151,644
Mercury General Corp.	9,027	256,547
National Western Life Group, Inc. - Class A (b)	725	123,830
Oscar Health, Inc. - Class A (a)	42,279	210,972
Palomar Holdings, Inc. (a)	8,685	727,108
ProAssurance Corp.	19,097	372,583
RLI Corp.	13,426	1,374,554
Safety Insurance Group, Inc. (b)	5,292	431,616
Selective Insurance Group, Inc. (b)	20,516	1,670,002
Siriuspoint, Ltd. (a)	32,360	160,182
Stewart Information Services Corp.	9,296	405,677
Tiptree, Inc. - Class A (b)	8,311	89,426
Trupanion, Inc. (a) (b)	13,928	827,741
United Fire Group, Inc. (b)	7,479	214,872
Universal Insurance Holdings, Inc.	9,488	93,457

		15,214,179

Interactive Media & Services—0.7%
Bumble, Inc. - Class A (a) (b)	31,245	671,455
Cargurus, Inc. (a) (b)	35,093	497,268
Cars.com, Inc. (a) (b)	23,858	274,367
DHI Group, Inc. (a)	14,677	78,962
Eventbrite, Inc. - Class A (a) (b)	24,116	146,625
FuboTV, Inc. (a) (b)	64,001	227,204
MediaAlpha, Inc. - Class A (a) (b)	7,846	68,652
QuinStreet, Inc. (a) (b)	18,173	190,816
Shutterstock, Inc.	7,975	400,106
Vimeo, Inc. (a)	49,749	198,996
Yelp, Inc. (a)	23,657	802,209
Ziff Davis, Inc. (a)	16,154	1,106,226
ZipRecruiter, Inc. - Class A (a) (b)	27,562	454,773

		5,117,659

Internet & Direct Marketing Retail—0.4%
BARK, Inc. (a) (b)	48,878	88,958
CarParts.com, Inc. (a) (b)	17,448	90,206
ContextLogic, Inc. - Class A (a) (b)	196,925	144,523
Groupon, Inc. (a) (b)	9,992	79,536
Liquidity Services, Inc. (a) (b)	10,346	168,226
Overstock.com, Inc. (a) (b)	15,298	372,506
PetMed Express, Inc. (b)	6,446	125,826
Porch Group, Inc. (a) (b)	33,055	74,374
Poshmark, Inc. - Class A (a)	16,416	257,239
Quotient Technology, Inc. (a) (b)	31,871	73,622

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—(Continued)
Qurate Retail, Inc. - Series A	118,429	$238,042
RealReal, Inc. (The) (a) (b)	29,636	44,454
Revolve Group, Inc. (a) (b)	14,472	313,898
RumbleON, Inc. - Class B (a) (b)	3,693	62,486
Stitch Fix, Inc. - Class A (a)	28,467	112,445
Vivid Seats, Inc. - Class A (b)	9,790	74,991
Xometry, Inc. - Class A (a) (b)	11,657	662,001

		2,983,333

IT Services—2.0%
AvidXchange Holdings, Inc. (a)	50,990	429,336
BigCommerce Holdings, Inc. (a)	21,617	319,932
BM Technologies, Inc. (a) (b)	2,086	13,955
Brightcove, Inc. (a)	14,437	90,953
Cantaloupe, Inc. (a) (b)	19,924	69,335
Cass Information Systems, Inc.	3,901	135,326
Conduent, Inc. (a)	58,576	195,644
Core Scientific, Inc. (a) (b)	99,797	129,736
CSG Systems International, Inc.	11,126	588,343
DigitalOcean Holdings, Inc. (a) (b)	24,216	875,893
EVERTEC, Inc.	21,016	658,852
Evo Payments, Inc. - Class A (a)	15,616	520,013
ExlService Holdings, Inc. (a)	11,119	1,638,496
Fastly, Inc. - Class A (a) (b)	37,575	344,187
Flywire Corp. (a)	19,174	440,235
Grid Dynamics Holdings, Inc. (a) (b)	16,405	307,266
Hackett Group, Inc. (The)	9,515	168,606
I3 Verticals, Inc. - Class A (a) (b)	7,082	141,852
International Money Express, Inc. (a)	11,455	261,059
Limelight Networks, Inc. (a)	47,953	133,309
Marqeta, Inc. - Class A (a)	154,088	1,097,107
Maximus, Inc.	21,230	1,228,580
MoneyGram International, Inc. (a) (b)	31,681	329,482
Paya Holdings, Inc. (a) (b)	33,025	201,783
Payoneer Global, Inc. (a)	75,412	456,243
Paysafe, Ltd. (a) (b)	118,557	163,609
Perficient, Inc. (a)	12,144	789,603
Rackspace Technology, Inc. (a) (b)	19,337	78,895
Remitly Global, Inc. (a) (b)	35,087	390,167
Repay Holdings Corp. (a) (b)	30,117	212,626
Sabre Corp. (a) (b)	109,700	564,955
SolarWinds Corp. (a) (b)	16,368	126,852
Squarespace, Inc. - Class A (a)	11,068	236,412
StoneCo, Ltd. - Class A (a) (b)	93,184	888,043
TTEC Holdings, Inc.	6,343	281,058
Tucows, Inc. - Class A (a) (b)	3,376	126,296
Unisys Corp. (a) (b)	23,162	174,873
Verra Mobility Corp. (a)	50,224	771,943
		15,580,855

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	12,344	536,840
AMMO, Inc. (a) (b)	33,699	98,738
Clarus Corp. (b)	9,026	121,580
Johnson Outdoors, Inc. - Class A	1,720	88,253
Latham Group, Inc. (a)	16,213	58,205
Malibu Boats, Inc. - Class A (a)	7,415	355,846
MasterCraft Boat Holdings, Inc. (a) (b)	5,356	100,961
Smith & Wesson Brands, Inc.	17,075	177,068
Sturm Ruger & Co., Inc. (b)	6,188	314,288
Topgolf Callaway Brands Corp. (a) (b)	47,086	906,876
Vinco Ventures, Inc. (a) (b)	92,664	86,289
Vista Outdoor, Inc. (a) (b)	20,009	486,619

		3,331,563

Life Sciences Tools & Services—0.7%
AbCellera Biologics, Inc. (a) (b)	70,604	698,273
Absci Corp. (a) (b)	22,021	68,926
Adaptive Biotechnologies Corp. (a)	37,677	268,260
Akoya Biosciences, Inc. (a) (b)	6,387	75,047
Berkeley Lights, Inc. (a)	17,360	49,650
Bionano Genomics, Inc. (a) (b)	99,516	182,114
Codexis, Inc. (a)	21,179	128,345
CryoPort, Inc. (a) (b)	14,998	365,351
Cytek Biosciences, Inc. (a) (b)	39,465	580,925
Inotiv, Inc. (a) (b)	5,305	89,389
MaxCyte, Inc. (a) (b)	36,112	234,728
Medpace Holdings, Inc. (a) (b)	8,689	1,365,650
NanoString Technologies, Inc. (a) (b)	15,548	198,548
NeoGenomics, Inc. (a)	42,888	369,266
Pacific Biosciences of California, Inc. (a) (b)	76,212	442,411
Quanterix Corp. (a)	11,230	123,755
Quantum - Si, Inc. (a) (b)	34,664	95,326
Seer, Inc. (a) (b)	18,742	145,063
SomaLogic, Inc. (a)	52,455	152,119

		5,633,146

Machinery—3.6%
3D Systems Corp. (a) (b)	42,023	335,344
Alamo Group, Inc.	3,584	438,216
Albany International Corp. - Class A (b)	10,575	833,627
Altra Industrial Motion Corp.	22,753	764,956
Astec Industries, Inc. (b)	8,361	260,780
Barnes Group, Inc. (b)	16,460	475,365
Chart Industries, Inc. (a) (b)	12,611	2,324,838
CIRCOR International, Inc. (a)	6,280	103,557
Columbus McKinnon Corp.	10,074	263,536
Desktop Metal, Inc. - Class A (a) (b)	93,415	241,945
Douglas Dynamics, Inc.	7,665	214,773
Energy Recovery, Inc. (a) (b)	18,812	408,973
Enerpac Tool Group Corp. (b)	20,140	359,096
EnPro Industries, Inc.	6,856	582,623
ESCO Technologies, Inc.	8,855	650,311
Evoqua Water Technologies Corp. (a)	40,010	1,323,131
Federal Signal Corp.	20,932	781,182
Franklin Electric Co., Inc.	15,834	1,293,796
Gorman - Rupp Co. (The)	7,300	173,667
Greenbrier Cos., Inc. (The)	10,684	259,301
Helios Technologies, Inc.	11,222	567,833
Hillenbrand, Inc. (b)	23,410	859,615
Hillman Solutions Corp. (a) (b)	46,403	349,879
Hyliion Holdings Corp. (a) (b)	44,983	129,101
Hyster-Yale Materials Handling, Inc.	3,777	81,243

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
John Bean Technologies Corp.	10,810	$929,660
Kadant, Inc.	3,991	665,739
Kennametal, Inc.	28,533	587,209
Lindsay Corp. (b)	3,909	560,082
Luxfer Holdings plc (b)	10,353	150,119
Manitowoc Co., Inc. (The) (a)	9,971	77,275
Markforged Holding Corp. (a) (b)	42,320	83,794
Microvast Holdings, Inc. (a) (b)	61,208	110,786
Miller Industries, Inc.	3,305	70,363
Mueller Industries, Inc. (b)	19,487	1,158,307
Mueller Water Products, Inc. - Class A	52,474	538,908
Nikola Corp. (a) (b)	112,628	396,451
Omega Flex, Inc. (b)	1,112	102,993
Proterra, Inc. (a) (b)	76,278	379,864
Proto Labs, Inc. (a)	8,980	327,141
RBC Bearings, Inc. (a) (b)	9,695	2,014,718
REV Group, Inc. (b)	10,161	112,076
Sarcos Technology and Robotics Corp. (a) (b)	42,887	95,209
Shyft Group, Inc. (The)	12,528	255,947
SPX Technologies, Inc. (a)	15,216	840,228
Standex International Corp.	4,503	367,670
Tennant Co. (b)	5,981	338,285
Terex Corp.	23,730	705,730
Titan International, Inc. (a) (b)	18,172	220,608
Trinity Industries, Inc.	27,337	583,645
Velo3D, Inc. (a) (b)	22,593	89,016
Wabash National Corp. (b)	17,203	267,679
Watts Water Technologies, Inc. - Class A	9,400	1,181,862

		27,288,052

Marine—0.2%
Costamare, Inc. (b)	18,240	163,248
Eagle Bulk Shipping, Inc. (b)	4,537	195,908
Eneti, Inc. (b)	8,218	54,814
Genco Shipping & Trading, Ltd.	11,163	139,872
Golden Ocean Group, Ltd. (a)	41,330	308,735
Matson, Inc. (b)	12,834	789,548
Safe Bulkers, Inc.	25,564	63,143

		1,715,268

Media—0.9%
Advantage Solutions, Inc. (a) (b)	30,307	64,554
AMC Networks, Inc. - Class A (a)	10,133	205,700
Boston Omaha Corp. - Class A (a) (b)	7,716	177,777
Cardlytics, Inc. (a) (b)	11,016	103,550
Clear Channel Outdoor Holdings, Inc. (a)	128,010	175,374
Daily Journal Corp. (a) (b)	342	87,685
Entravision Communications Corp. - Class A (b)	20,663	82,032
EW Scripps Co. (The) - Class A (a) (b)	19,856	223,777
Gannett Co., Inc. (a) (b)	49,420	75,613
Gray Television, Inc. (b)	29,805	426,808
iHeartMedia, Inc. - Class A (a)	39,947	292,812
Innovid Corp. (a) (b)	32,006	86,736
Integral Ad Science Holding Corp. (a)	12,716	92,064
John Wiley & Sons, Inc. - Class A (b)	14,809	556,226
Magnite, Inc. (a) (b)	44,965	295,420
PubMatic, Inc. - Class A (a) (b)	14,669	243,945
Scholastic Corp. (b)	10,323	317,535
Sinclair Broadcast Group, Inc. - Class A (b)	12,733	230,340
Stagwell, Inc. (a) (b)	26,744	185,871
TechTarget, Inc. (a) (b)	9,094	538,365
TEGNA, Inc. (b)	75,982	1,571,308
Thryv Holdings, Inc. (a)	9,046	206,520
WideOpenWest, Inc. (a)	18,090	221,964
Xperi Holding Corp.	35,163	497,205

		6,959,181

Metals & Mining—1.4%
5E Advanced Materials, Inc. (a) (b)	11,608	117,937
Alpha Metallurgical Resources, Inc.	6,015	823,093
Arconic Corp. (a) (b)	36,643	624,397
ATI, Inc. (a) (b)	43,466	1,156,630
Carpenter Technology Corp. (b)	16,114	501,790
Century Aluminum Co. (a) (b)	17,836	94,174
Coeur Mining, Inc. (a) (b)	96,697	330,704
Commercial Metals Co.	41,165	1,460,534
Compass Minerals International, Inc. (b)	11,864	457,120
Constellium SE (a)	44,037	446,535
Haynes International, Inc.	3,793	133,210
Hecla Mining Co. (b)	190,581	750,889
Kaiser Aluminum Corp. (b)	5,296	324,910
Materion Corp.	7,321	585,680
Novagold Resources, Inc. (a)	80,576	377,901
Olympic Steel, Inc.	3,243	73,973
Piedmont Lithium, Inc. (a) (b)	6,114	327,038
Ramaco Resources, Inc. (b)	7,675	70,610
Ryerson Holding Corp.	5,848	150,528
Schnitzer Steel Industries, Inc.-Class A	8,757	249,224
SunCoke Energy, Inc.	29,072	168,908
TimkenSteel Corp. (a) (b)	16,152	242,118
Warrior Met Coal, Inc.	17,236	490,192
Worthington Industries, Inc. (b)	11,415	435,368

		10,393,463

Mortgage Real Estate Investment Trusts—1.1%
AFC Gamma, Inc. (b)	5,786	88,526
Apollo Commercial Real Estate Finance, Inc. (b)	46,637	387,087
Arbor Realty Trust, Inc. (b)	56,695	651,992
Ares Commercial Real Estate Corp. (b)	17,797	185,979
ARMOUR Residential REIT, Inc. (b)	34,803	169,491
Blackstone Mortgage Trust, Inc.-Class A (b)	58,537	1,366,253
BrightSpire Capital, Inc. (b)	33,087	208,779
Broadmark Realty Capital, Inc. (b)	44,009	224,886
Chimera Investment Corp. (b)	80,284	419,082
Claros Mortgage Trust, Inc.	31,509	369,916
Dynex Capital, Inc. (b)	15,184	176,894
Ellington Financial, Inc. (b)	18,630	211,823
Franklin BSP Realty Trust, Inc. (b)	29,093	313,332
Granite Point Mortgage Trust, Inc.	18,427	118,670
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	28,644	857,315
Invesco Mortgage Capital, Inc. (b)	10,803	119,913
KKR Real Estate Finance Trust, Inc.	19,694	320,027

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Ladder Capital Corp.	39,172	$350,981
MFA Financial, Inc.	33,634	261,672
New York Mortgage Trust, Inc. (b)	131,602	307,949
Orchid Island Capital, Inc. (REIT) (b)	12,098	99,204
PennyMac Mortgage Investment Trust (b)	32,587	383,875
Ready Capital Corp. (b)	25,669	260,284
Redwood Trust, Inc. (b)	39,416	226,248
TPG RE Finance Trust, Inc.	20,840	145,880
Two Harbors Investment Corp. (b)	116,345	386,265

		8,612,323

Multi-Utilities—0.5%
Avista Corp.	24,350	902,168
Black Hills Corp. (b)	22,334	1,512,682
NorthWestern Corp.	19,325	952,336
Unitil Corp.	5,823	270,478

		3,637,664

Multiline Retail—0.1%
Big Lots, Inc. (b)	10,588	165,279
Dillard’s, Inc. - Class A (b)	1,459	397,957
Franchise Group, Inc. (b)	9,820	238,626

		801,862

Oil, Gas & Consumable Fuels—4.4%
Aemetis, Inc. (a) (b)	10,110	61,873
Alto Ingredients, Inc. (a)	27,235	99,135
Amplify Energy Corp. (a) (b)	12,277	80,660
Arch Resources, Inc.	5,183	614,704
Archaea Energy, Inc. (a) (b)	20,689	372,609
Ardmore Shipping Corp. (a)	11,949	109,094
Berry Corp.	32,549	244,117
Brigham Minerals, Inc. - Class A	17,190	424,077
California Resources Corp.	26,346	1,012,477
Callon Petroleum Co. (a) (b)	17,960	628,780
Centennial Resource Development, Inc. - Class A (a) (b)	69,322	471,390
Centrus Energy Corp. - Class A (a) (b)	3,474	142,364
Chord Energy Corp.	14,640	2,002,313
Civitas Resources, Inc. (b)	26,043	1,494,608
Clean Energy Fuels Corp. (a) (b)	54,120	289,001
CNX Resources Corp. (a)	64,045	994,619
Comstock Resources, Inc. (a) (b)	30,914	534,503
CONSOL Energy, Inc.	12,605	810,754
Crescent Energy, Inc. - Class A (b)	12,363	166,530
CVR Energy, Inc.	10,082	292,176
Delek U.S. Holdings, Inc.	23,703	643,299
Denbury, Inc. (a)	17,329	1,494,799
DHT Holdings, Inc.	47,374	358,147
Dorian LPG, Ltd. (b)	11,086	150,437
Earthstone Energy, Inc. - Class A (a) (b)	14,648	180,463
Energy Fuels, Inc. (a) (b)	52,706	322,561
Equitrans Midstream Corp. (b)	137,245	1,026,593
Excelerate Energy, Inc. - Class A	6,800	159,120
Flex LNG, Ltd. (a) (b)	10,006	316,890
Frontline, Ltd. (b)	42,361	463,006
Gevo, Inc. (a) (b)	66,845	152,407
Golar LNG, Ltd. (a)	34,450	858,494
Green Plains, Inc. (a)	17,759	516,254
Gulfport Energy Corp. (a) (b)	4,145	365,962
International Seaways, Inc.	16,560	581,753
Kinetik Holdings, Inc. (b)	5,614	182,904
Kosmos Energy, Ltd. (a) (b)	151,784	784,723
Laredo Petroleum, Inc. (a)	5,753	361,576
Magnolia Oil & Gas Corp. - Class A (b)	59,186	1,172,475
Matador Resources Co. (b)	38,660	1,891,247
Murphy Oil Corp.	50,376	1,771,724
NACCO Industries, Inc. - Class A (b)	1,389	65,325
NextDecade Corp. (a) (b)	11,051	66,527
Nordic American Tankers, Ltd.	65,872	175,878
Northern Oil and Gas, Inc.	22,081	605,240
Par Pacific Holdings, Inc. (a)	16,282	267,188
PBF Energy, Inc. - Class A (a)	33,227	1,168,261
Peabody Energy Corp. (a) (b)	39,586	982,524
Ranger Oil Corp. - Class A	7,251	228,044
REX American Resources Corp. (a)	5,256	146,747
Riley Exploration Permian, Inc. (b)	4,606	87,422
Ring Energy, Inc. (a) (b)	29,702	68,909
SandRidge Energy, Inc. (a)	10,783	175,871
Scorpio Tankers, Inc. (b)	17,121	719,767
SFL Corp., Ltd. (b)	39,560	360,392
SilverBow Resources, Inc. (a) (b)	3,997	107,439
Sitio Royalties Corp. (b)	3,401	75,196
SM Energy Co.	41,402	1,557,129
Talos Energy, Inc. (a)	22,318	371,595
Teekay Corp. (a) (b)	24,471	87,851
Teekay Tankers, Ltd. - Class A (a)	8,653	238,304
Tellurian, Inc. (a) (b)	171,841	410,700
Ur-Energy, Inc. (a) (b)	75,333	82,113
Uranium Energy Corp. (a) (b)	108,588	380,058
VAALCO Energy, Inc.	19,914	86,825
Vertex Energy, Inc. (a) (b)	18,296	113,984
W&T Offshore, Inc. (a)	32,957	193,128
World Fuel Services Corp.	21,674	508,039

		33,931,074

Paper & Forest Products—0.1%
Clearwater Paper Corp. (a)	5,381	202,326
Glatfelter Corp. (b)	14,914	46,382
Resolute Forest Products, Inc. (a)	15,573	311,460
Sylvamo Corp.	12,273	416,055

		976,223

Personal Products—0.7%
Beauty Health Co. (The) (a) (b)	34,332	404,774
BellRing Brands, Inc. (a)	45,561	939,012
Edgewell Personal Care Co. (b)	18,576	694,742
elf Beauty, Inc. (a)	17,235	648,381
Herbalife Nutrition, Ltd. (a)	33,308	662,496
Honest Co. Inc. (The) (a)	25,893	90,626
Inter Parfums, Inc.	6,203	468,078
Medifast, Inc. (b)	3,943	427,264

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Nu Skin Enterprises, Inc. - Class A	18,079	$603,296
USANA Health Sciences, Inc. (a)	3,693	206,993
Veru, Inc. (a) (b)	21,948	252,841

		5,398,503

Pharmaceuticals—1.7%
Aclaris Therapeutics, Inc. (a)	20,221	318,279
Aerie Pharmaceuticals, Inc. (a)	15,265	230,959
Amneal Pharmaceuticals, Inc. (a)	36,199	73,122
Amphastar Pharmaceuticals, Inc. (a) (b)	13,014	365,693
Amylyx Pharmaceuticals, Inc. (a)	12,575	353,986
ANI Pharmaceuticals, Inc. (a) (b)	3,731	119,914
Arvinas, Inc. (a)	16,311	725,676
Atea Pharmaceuticals, Inc. (a) (b)	32,816	186,723
Axsome Therapeutics, Inc. (a) (b)	10,909	486,760
Cara Therapeutics, Inc. (a)	18,209	170,436
Cassava Sciences, Inc. (a) (b)	13,762	575,527
CinCor Pharma, Inc. (a)	7,403	242,966
Collegium Pharmaceutical, Inc. (a) (b)	14,032	224,793
Corcept Therapeutics, Inc. (a) (b)	30,309	777,123
DICE Therapeutics, Inc. (a) (b)	10,295	208,783
Edgewise Therapeutics, Inc. (a) (b)	15,027	147,866
Esperion Therapeutics, Inc. (a) (b)	22,594	151,380
Evolus, Inc. (a)	12,622	101,607
EyePoint Pharmaceuticals, Inc. (a) (b)	8,253	65,281
Fulcrum Therapeutics, Inc. (a) (b)	12,205	98,738
Harmony Biosciences Holdings, Inc. (a) (b)	9,337	413,536
Innoviva, Inc. (a) (b)	21,386	248,292
Intra-Cellular Therapies, Inc. (a)	31,476	1,464,578
Liquidia Corp. (a) (b)	16,545	90,005
Nektar Therapeutics (a)	61,459	196,669
NGM Biopharmaceuticals, Inc. (a) (b)	11,665	152,578
Nuvation Bio, Inc. (a) (b)	41,927	93,917
Ocular Therapeutix, Inc. (a) (b)	26,436	109,709
Pacira BioSciences, Inc. (a) (b)	15,246	810,935
Phathom Pharmaceuticals, Inc. (a) (b)	7,762	86,003
Phibro Animal Health Corp. - Class A	6,746	89,654
Prestige Consumer Healthcare, Inc. (a)	17,473	870,680
Provention Bio, Inc. (a) (b)	19,889	89,501
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,837	247,204
Relmada Therapeutics, Inc. (a)	9,068	335,697
Revance Therapeutics, Inc. (a) (b)	25,433	686,691
SIGA Technologies, Inc. (b)	18,339	188,892
Supernus Pharmaceuticals, Inc. (a) (b)	17,997	609,198
Tarsus Pharmaceuticals, Inc. (a) (b)	6,902	118,162
Theravance Biopharma, Inc. (a) (b)	21,852	221,579
Tricida, Inc. (a) (b)	11,413	119,608
Ventyx Biosciences, Inc. (a) (b)	8,423	294,047
Xeris Biopharma Holdings, Inc. (a) (b)	45,817	71,475

		13,234,222

Professional Services—1.6%
Alight, Inc. - Class A (a) (b)	115,533	846,857
ASGN, Inc. (a) (b)	16,523	1,493,184
Barrett Business Services, Inc.	2,279	177,762
CBIZ, Inc. (a)	16,340	699,025
CRA International, Inc.	2,170	192,566
Exponent, Inc.	17,702	1,551,934
First Advantage Corp. (a) (b)	20,718	265,812
Forrester Research, Inc. (a)	3,344	120,417
Franklin Covey Co. (a)	3,849	174,706
Heidrick & Struggles International, Inc.	7,497	194,847
HireRight Holdings Corp. (a) (b)	9,930	151,532
Huron Consulting Group, Inc. (a) (b)	6,931	459,179
ICF International, Inc.	6,347	691,950
Insperity, Inc.	12,555	1,281,740
Kelly Services, Inc. - Class A	12,354	167,891
Kforce, Inc.	7,178	420,990
Korn Ferry	18,493	868,246
LegalZoom.com, Inc (a) (b)	33,809	289,743
Planet Labs PBC (a) (b)	54,596	296,456
Resources Connection, Inc.	11,231	202,944
Sterling Check Corp. (a) (b)	10,968	193,476
TriNet Group, Inc. (a)	12,584	896,233
TrueBlue, Inc. (a)	10,956	209,040
Upwork, Inc. (a)	41,273	562,138
Willdan Group, Inc. (a) (b)	4,570	67,682

		12,476,350

Real Estate Management & Development—0.6%
Anywhere Real Estate Inc, (a) (b)	39,613	321,261
Compass, Inc. - Class A (a)	90,359	209,633
Cushman & Wakefield plc (a)	53,474	612,277
DigitalBridge Group, Inc.	55,617	695,769
Douglas Elliman, Inc. (b)	27,436	112,488
eXp World Holdings, Inc. (b)	22,252	249,445
Forestar Group, Inc. (a) (b)	6,983	78,140
FRP Holdings, Inc. (a) (b)	2,285	124,213
Kennedy-Wilson Holdings, Inc. (b)	41,685	644,450
Marcus & Millichap, Inc.	8,728	286,104
Newmark Group, Inc. - Class A (b)	49,815	401,509
RE/MAX Holdings, Inc. - Class A	6,249	118,168
Redfin Corp. (a) (b)	35,715	208,576
RMR Group, Inc. (The) - Class A (b)	4,706	111,485
St. Joe Co. (The) (b)	11,618	372,124
Tejon Ranch Co. (a) (b)	7,461	107,438

		4,653,080

Road & Rail—0.6%
ArcBest Corp.	8,408	611,514
Covenant Logistics Group, Inc. (b)	4,410	126,567
Daseke, Inc. (a) (b)	14,084	76,194
Heartland Express, Inc.	16,789	240,251
Marten Transport, Ltd.	20,880	400,061
PAM Transportation Services, Inc. (a) (b)	2,312	71,580
Saia, Inc. (a)	9,120	1,732,800
TuSimple Holdings, Inc. - Class A (a) (b)	48,302	367,095
Universal Logistics Holdings, Inc.	2,513	79,712
Werner Enterprises, Inc.	21,850	821,560

		4,527,334

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.4%
ACM Research, Inc. - Class A (a)	16,205	$201,914
Alpha & Omega Semiconductor, Ltd. (a) (b)	7,372	226,763
Ambarella, Inc. (a)	12,522	703,486
Amkor Technology, Inc.	35,047	597,551
Atomera, Inc. (a) (b)	7,526	76,238
Axcelis Technologies, Inc. (a)	11,583	701,467
AXT, Inc. (a)	13,933	93,351
Ceva, Inc. (a) (b)	8,407	220,516
Cohu, Inc. (a) (b)	17,431	449,371
Credo Technology Group Holding, Ltd. (a)	34,289	377,179
CyberOptics Corp. (a)	2,458	132,191
Diodes, Inc. (a) (b)	15,298	992,993
FormFactor, Inc. (a) (e)	26,288	658,514
Ichor Holdings, Ltd. (a) (b)	10,143	245,562
Impinj, Inc. (a)	7,085	567,013
indie Semiconductor, Inc. - Class A (a)	35,336	258,660
Kulicke & Soffa Industries, Inc. (b)	19,980	769,829
MACOM Technology Solutions Holdings, Inc. (a) (b)	17,379	900,058
MaxLinear, Inc. (a)	24,378	795,210
Onto Innovation, Inc. (a)	16,863	1,080,075
PDF Solutions, Inc. (a) (b)	11,347	278,342
Photronics, Inc. (a)	21,105	308,555
Power Integrations, Inc.	19,864	1,277,653
Rambus, Inc. (a)	37,951	964,714
Semtech Corp. (a)	22,375	658,049
Silicon Laboratories, Inc. (a) (b)	11,641	1,436,965
SiTime Corp. (a)	5,459	429,787
SMART Global Holdings, Inc. (a)	16,723	265,394
SunPower Corp. (a) (b)	27,543	634,591
Synaptics, Inc. (a) (b)	13,894	1,375,645
Ultra Clean Holdings, Inc. (a)	15,549	400,387
Veeco Instruments, Inc. (a) (b)	18,456	338,114

		18,416,137

Software—4.7%
8x8, Inc. (a)	38,141	131,586
A10 Networks, Inc. (b)	21,038	279,174
ACI Worldwide, Inc. (a)	38,487	804,378
Agilysys, Inc. (a)	7,295	403,778
Alarm.com Holdings, Inc. (a)	16,373	1,061,953
Alkami Technology, Inc. (a) (b)	16,299	245,300
Altair Engineering, Inc. - Class A (a) (b)	17,467	772,391
American Software, Inc. - Class A (b)	11,730	179,704
Amplitude, Inc. - Class A (a) (b)	19,500	301,665
Appfolio, Inc. - Class A (a) (b)	6,949	727,699
Appian Corp. (a) (b)	13,931	568,803
Asana, Inc. - Class A (a) (b)	25,738	572,156
AvePoint, Inc. (a) (b)	45,466	182,319
Blackbaud, Inc. (a)	16,076	708,309
Blackline, Inc. (a) (b)	19,486	1,167,211
Blend Labs, Inc. - Class A (a) (b)	66,145	146,180
Box, Inc. - Class A (a)	47,952	1,169,549
BTRS Holdings, Inc. - Class A (a) (b)	36,214	335,342
C3.ai, Inc. - Class A (a) (b)	23,726	296,575
Cerence, Inc. (a) (b)	13,068	205,821
ChannelAdvisor Corp. (a)	10,981	248,829
Clear Secure, Inc. - Class A (a) (b)	21,433	489,958
CommVault Systems, Inc. (a)	15,305	811,777
Consensus Cloud Solutions, Inc. (a)	6,079	287,537
Couchbase, Inc. (a) (b)	9,433	134,609
CS Disco, Inc. (a) (b)	8,074	80,740
Cvent Holding Corp. (a) (b)	18,343	96,301
Digimarc Corp. (a) (b)	5,494	74,444
Digital Turbine, Inc. (a) (b)	31,408	452,589
Domo, Inc. - Class B (a)	9,814	176,554
Duck Creek Technologies, Inc. (a)	26,005	308,159
E2open Parent Holdings, Inc. (a) (b)	71,031	431,158
Ebix, Inc. (b)	8,704	165,115
Enfusion, Inc. - Class A (a) (b)	9,141	112,800
EngageSmart, Inc. (a)	12,404	256,639
Envestnet, Inc. (a)	18,894	838,894
Everbridge, Inc. (a)	13,337	411,847
EverCommerce, Inc. (a)	12,206	133,412
ForgeRock, Inc. - Class A (a) (b)	9,886	143,644
Instructure Holdings, Inc. (a) (b)	8,083	180,089
Intapp, Inc. (a) (b)	8,575	160,095
InterDigital, Inc.	10,312	416,811
KnowBe4, Inc. - Class A (a)	25,095	522,227
LivePerson, Inc. (a) (b)	26,766	252,136
LiveRamp Holdings, Inc. (a)	22,504	408,673
Marathon Digital Holdings, Inc. (a) (b)	38,205	409,176
Matterport, Inc. (a) (b)	76,333	289,302
MeridianLink, Inc. (a) (b)	8,983	146,243
MicroStrategy, Inc. - Class A (a) (b)	3,203	679,869
Mitek Systems, Inc. (a) (b)	15,147	138,746
Model N, Inc. (a) (b)	12,650	433,009
Momentive Global, Inc. (a)	45,741	265,755
N-able, Inc. (a) (b)	24,099	222,434
NextNav, Inc. (a) (b)	28,336	76,224
Olo, Inc. - Class A (a) (b)	31,375	247,862
ON24, Inc. (a)	14,977	131,798
OneSpan, Inc. (a)	13,014	112,051
PagerDuty, Inc. (a) (b)	28,642	660,771
Ping Identity Holding Corp. (a) (b)	26,025	730,522
Progress Software Corp. (b)	14,833	631,144
PROS Holdings, Inc. (a) (b)	15,562	384,381
Q2 Holdings, Inc. (a) (b)	18,911	608,934
Qualys, Inc. (a)	13,408	1,868,941
Rapid7, Inc. (a) (b)	19,953	855,984
Rimini Street, Inc. (a) (b)	15,883	74,015
Riot Blockchain, Inc. (a) (b)	46,683	327,248
Sapiens International Corp. NV (b)	11,177	214,375
ShotSpotter, Inc. (a) (b)	3,138	90,249
Sprout Social, Inc. - Class A (a) (b)	15,663	950,431
SPS Commerce, Inc. (a)	12,458	1,547,657
Sumo Logic, Inc. (a)	40,580	304,350
Telos Corp. (a) (b)	19,498	173,337
Tenable Holdings, Inc. (a)	37,751	1,313,735
Upland Software, Inc. (a)	10,139	82,430
Varonis Systems, Inc. (a) (b)	37,442	992,962
Verint Systems, Inc. (a)	21,871	734,428
Veritone, Inc. (a) (b)	10,577	59,548
Workiva, Inc. (a)	17,014	1,323,689
Yext, Inc. (a)	37,994	169,453

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Zeta Global Holdings Corp. - Class A (a)	39,653	$262,106
Zuora, Inc. - Class A (a)	42,029	310,174

		35,678,263

Specialty Retail—2.3%
Aaron’s, Inc. (The)	13,892	135,030
Abercrombie & Fitch Co. - Class A (a)	18,745	291,485
Academy Sports & Outdoors, Inc. (b)	29,969	1,264,092
America’s Car-Mart, Inc. (a) (b)	2,086	127,288
American Eagle Outfitters, Inc.	53,012	515,807
Arko Corp.	31,060	291,653
Asbury Automotive Group, Inc. (a) (b)	7,450	1,125,695
Bed Bath & Beyond, Inc. (a) (b)	27,941	170,161
Big 5 Sporting Goods Corp. (b)	7,812	83,901
Boot Barn Holdings, Inc. (a) (b)	10,047	587,348
Buckle, Inc. (The) (b)	11,227	355,447
Build-A-Bear Workshop, Inc. (b)	4,959	66,103
Caleres, Inc. (b)	13,428	325,226
Camping World Holdings, Inc. - Class A (b)	12,715	321,944
Chico’s FAS, Inc. (a)	42,653	206,441
Children’s Place, Inc. (The) (a) (b)	3,971	122,664
Container Store Group, Inc. (The) (a) (b)	11,779	57,717
Designer Brands, Inc. - Class A (b)	21,072	322,612
Destination XL Group, Inc. (a)	20,962	113,614
EVgo, Inc. (a) (b)	24,290	192,134
Foot Locker, Inc.	27,984	871,142
Genesco, Inc. (a) (b)	4,989	196,167
Group 1 Automotive, Inc. (b)	5,412	773,212
GrowGeneration Corp. (a) (b)	20,715	72,503
Guess?, Inc. (b)	11,608	170,289
Haverty Furniture Cos., Inc. (b)	6,403	159,435
Hibbett Sports, Inc.	4,141	206,263
LL Flooring Holdings, Inc. (a) (b)	11,017	76,348
MarineMax, Inc. (a) (b)	7,339	218,629
Monro, Inc. (b)	11,236	488,317
Murphy USA, Inc.	7,415	2,038,458
National Vision Holdings, Inc. (a) (b)	26,199	855,397
ODP Corp. (The) (a)	15,623	549,148
OneWater Marine, Inc.- Class A (a) (b)	3,644	109,721
Party City Holdco, Inc. (a) (b)	39,914	63,064
Rent-A-Center, Inc. (b)	17,965	314,567
Sally Beauty Holdings, Inc. (a) (b)	38,900	490,140
Shoe Carnival, Inc. (b)	6,132	131,470
Signet Jewelers, Ltd. (b)	15,707	898,283
Sleep Number Corp. (a) (b)	7,502	253,643
Sonic Automotive, Inc.-Class A (b)	7,055	305,482
Sportsman’s Warehouse Holdings, Inc. (a) (b)	15,500	128,650
TravelCenters of America, Inc. (a)	4,817	259,781
Urban Outfitters, Inc. (a) (b)	23,786	467,395
Volta, Inc. (a)(b)	48,145	58,255
Warby Parker, Inc.-Class A (a) (b)	28,895	385,459
Winmark Corp.	994	215,042
Zumiez, Inc. (a) (b)	5,111	110,040

		17,542,662

Technology Hardware, Storage & Peripherals—0.3%
Avid Technology, Inc. (a) (b)	12,231	284,493
Corsair Gaming, Inc. (a) (b)	13,698	155,472
Diebold Nixdorf, Inc. (a) (b)	25,673	62,642
Eastman Kodak Co. (a) (b)	19,805	90,905
IonQ, Inc. (a)(b)	42,228	214,096
Super Micro Computer, Inc. (a)	15,615	859,918
Xerox Holdings Corp. (b)	38,468	503,162

		2,170,688

Textiles, Apparel & Luxury Goods—0.6%
Allbirds, Inc.-Class A (a) (b)	34,384	104,527
Crocs, Inc. (a) (e)	20,872	1,433,071
Ermenegildo Zegna N.V. (b)	17,025	183,019
G-III Apparel Group, Ltd. (a) (b)	15,756	235,552
Kontoor Brands, Inc. (b)	19,434	653,177
Movado Group, Inc. (b)	4,696	132,333
Oxford Industries, Inc. (b)	5,314	477,091
Steven Madden, Ltd.	26,574	708,729
Wolverine World Wide, Inc. (b)	28,133	432,967

		4,360,466

Thrifts & Mortgage Finance—1.4%
Axos Financial, Inc. (a)	19,507	667,725
Blue Foundry Bancorp (a) (b)	11,482	128,024
Bridgewater Bancshares, Inc. (a) (b)	8,285	136,454
Capitol Federal Financial, Inc. (b)	44,416	368,653
Columbia Financial, Inc. (a) (b)	11,020	232,853
Enact Holdings, Inc. (b)	10,654	236,199
Essent Group, Ltd.	36,237	1,263,584
Federal Agricultural Mortgage Corp.-Class C	3,118	309,119
Flagstar Bancorp, Inc.	17,902	597,927
Greene County Bancorp, Inc. (b)	1,212	69,411
Hingham Institution for Savings (The)	473	118,775
Home Bancorp, Inc. (b)	2,776	108,236
Kearny Financial Corp. (b)	20,997	222,988
Merchants Bancorp	5,967	137,659
Mr Cooper Group, Inc. (a)	24,143	977,791
NMI Holdings, Inc.-Class A (a)	30,237	615,928
Northfield Bancorp, Inc.	15,870	227,100
PCSB Financial Corp.	4,598	82,442
PennyMac Financial Services, Inc.	10,067	431,874
Provident Bancorp, Inc. (b)	5,626	80,508
Provident Financial Services, Inc.	24,532	478,374
Radian Group, Inc.	55,579	1,072,119
Southern Missouri Bancorp, Inc. (b)	3,031	154,672
TrustCo Bank Corp.	5,837	183,399
Walker & Dunlop, Inc.	10,258	858,902
Waterstone Financial, Inc. (b)	8,351	134,952
WSFS Financial Corp.	22,255	1,033,967

		10,929,635

Tobacco—0.1%
22nd Century Group, Inc. (a)(b)	55,086	51,081
Turning Point Brands, Inc.	5,617	119,249

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—(Continued)
Universal Corp.	8,059	$371,037
Vector Group, Ltd.	49,588	436,870

		978,237

Trading Companies & Distributors—1.5%
Alta Equipment Group, Inc. (b)	7,040	77,510
Applied Industrial Technologies, Inc.	13,149	1,351,454
Beacon Roofing Supply, Inc. (a) (b)	17,484	956,724
BlueLinx Holdings, Inc. (a)(b)	3,473	215,673
Boise Cascade Co.	13,372	795,099
Custom Truck One Source, Inc. (a)	20,755	121,002
DXP Enterprises, Inc. (a)	4,806	113,806
GATX Corp. (b)	12,037	1,024,951
Global Industrial Co. (b)	3,989	107,025
GMS, Inc. (a)	14,713	588,667
H&E Equipment Services, Inc.	10,452	296,210
Herc Holdings, Inc.	8,653	898,874
Hudson Technologies, Inc. (a) (b)	14,689	107,964
McGrath RentCorp (b)	8,030	673,396
MRC Global, Inc. (a)	28,411	204,275
NOW, Inc. (a)	41,932	421,417
Rush Enterprises, Inc.—Class A (b)	13,925	610,750
Rush Enterprises, Inc.—Class B	2,388	114,409
Textainer Group Holdings, Ltd. (b)	15,539	417,377
Titan Machinery, Inc. (a)	6,041	170,719
Transcat, Inc. (a) (b)	2,858	216,322
Triton International, Ltd. (b)	21,046	1,151,848
Veritiv Corp. (a) (b)	4,652	454,826

		11,090,298

Water Utilities—0.4%
American States Water Co.	12,645	985,678
Artesian Resources Corp.—Class A (b)	2,874	138,297
California Water Service Group (b)	18,456	972,447
Middlesex Water Co. (b)	5,991	462,505
Pure Cycle Corp. (a) (b)	6,829	57,022
SJW Group	9,303	535,853
York Water Co. (The) (b)	5,110	196,377

		3,348,179

Wireless Telecommunication Services—0.1%
Gogo, Inc. (a)	16,484	199,786
Shenandoah Telecommunications Co. (b)	16,904	287,706
Telephone & Data Systems, Inc. (b)	34,718	482,580
United States Cellular Corp. (a)	5,651	147,096

		1,117,168

Total Common Stocks (Cost $662,704,752)		746,385,893

Mutual Funds — 1.4%

Investment Company Securities—1.4%
iShares Russell 2000 Index Fund (b) (Cost $11,596,121)	64,000	10,554,880

Rights — 0.0%
Security Description	Shares/ Principal Amount*	Value

Biotechnology — 0.0%
Tobira Therapeutics, Inc. Expires 12/31/28 (a) (c) (d)	4,660	37,094

Pharmaceuticals — 0.0%
Zogenix, Inc., Expires 12/31/23 (a) (c) (d)	24,868	16,910

Total Rights (Cost $17,190)		54,004

Warrants — 0.0%

Energy Equipment & Services—0.0%
Nabors Industries, Ltd. Expires 06/11/26 (a) (Cost $0)	882	16,008

Escrow Shares — 0.0%

Food & Staples Retailing—0.0%
Fresh Market, Inc. (c) (d) (Cost $0)	497	0

Short-Term Investment — 1.3%

U.S. Treasury—1.3%
U.S. Treasury Bill 2.200%, 10/11/22 (f)	9,625,000	9,619,760

Total Short-Term Investments (Cost $9,618,403)		9,619,760

Securities Lending Reinvestments (g) — 26.1%

Certificates of Deposit—14.5%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (h)	4,000,000	4,000,000
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (h)	4,000,000	4,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (h)	2,000,000	1,999,080
3.470%, SOFR + 0.510%, 03/15/23 (h)	5,000,000	5,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (h)	1,000,000	1,000,456
3.640%, SOFR + 0.680%, 08/16/23 (h)	2,000,000	2,002,676
Barclays Bank plc 3.350%, SOFR + 0.370%, 03/21/23 (h)	5,000,000	4,998,340
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (h)	4,000,000	3,999,520
3.470%, SOFR + 0.510%, 03/15/23 (h)	4,000,000	4,001,272
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (h)	2,000,000	1,999,816
3.460%, SOFR + 0.500%, 03/03/23 (h)	4,000,000	4,002,866
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (h)	3,000,000	2,999,556
Commonwealth Bank of Australia 3.350%, SOFR + 0.390%, 11/17/22 (h)	3,000,000	3,000,636

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount	Value

Certificates of Deposit—(Continued)
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (h)	3,000,000	$3,000,468
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (h)	4,000,000	4,000,468
Credit Industriel et Commercial (NY) 3.310%, SOFR + 0.350%, 10/12/22 (h)	3,000,000	3,000,138
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (h)	2,000,000	2,000,052
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (h)	2,000,000	1,999,812
MUFG Bank Ltd. (NY) 3.580%, SOFR + 0.600%, 01/25/23 (h)	5,000,000	5,004,800
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (h)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (h)	3,000,000	3,001,338
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (h)	2,000,000	2,001,334
3.510%, SOFR + 0.550%, 02/21/23 (h)	5,000,000	5,005,350
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (h)	2,000,000	2,000,114
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (h)	2,000,000	2,000,000
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (h)	3,000,000	3,000,357
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (h)	2,000,000	2,000,508
3.610%, FEDEFF PRV + 0.530%, 01/17/23 (h)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (h)	4,000,000	4,000,912
3.370%, SOFR + 0.410%, 03/06/23 (h)	3,000,000	3,000,666
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 12/14/22	2,000,000	1,985,300
3.500%, SOFR + 0.540%, 01/10/23 (h)	3,000,000	3,002,904
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (h)	5,000,000	5,000,285
3.580%, SOFR + 0.600%, 04/12/23 (h)	2,000,000	2,002,664
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (h)	4,000,000	3,999,745
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (h)	2,000,000	1,999,380
3.510%, SOFR + 0.550%, 02/22/23 (h)	1,000,000	1,000,958

		111,013,033

Commercial Paper—1.7%
Australia & New Zealand Banking Group, Ltd. 3.380%, SOFR + 0.420%, 12/19/22 (h)	4,000,000	4,001,396
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (h)	1,000,000	1,000,272
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (h)	4,000,000	4,000,640
United Overseas Bank, Ltd. 3.530%, SOFR + 0.550%, 02/03/23 (h)	4,000,000	4,003,612

		13,005,920

Repurchase Agreements—8.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $2,006,553; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $2,040,560.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,000,768; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $3,067,652.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $9,005,373; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $9,202,957.	9,000,000	9,000,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $15,409,582; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $16,879,171.	15,400,000	15,400,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $14,432,057; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $14,720,698.	14,428,510	14,428,510
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,000,629; collateralized by various Common Stock with an aggregate market value of $1,113,597	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,100,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,122,748.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $5,555,321.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,100,281; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,222,171.	1,100,000	1,100,000

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $194,219,519 and the collateral received consisted of cash in the amount of $200,911,483 and non-cash collateral with a value of $1,498,833. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $3,208,126.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Security Description	Shares/ Principal Amount	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $2,000,527; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	$2,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $3,902,404; collateralized by various Common Stock with an aggregate market value of $4,338,559.	3,900,000	3,900,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $9,002,363; collateralized by various Common Stock with an aggregate market value of $9,902,599.	9,000,000	9,000,000

		66,928,510

Time Deposit —0.6%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (h)	5,000,000	5,000,000

Mutual Funds—0.6%
HSBC U.S. Government Money Market Fund, Class I 2.940% (i)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $200,914,908)		200,947,463

Total Investments—126.3% (Cost $884,851,374)		967,578,008
Other assets and liabilities (net)—(26.3)%		(201,777,370)

Net Assets — 100.0%		$765,800,638

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/16/22	100	USD	8,349,000	$(833,905)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	746,385,893	—	—	746,385,893
Total Mutual Funds*	10,554,880	—	—	10,554,880
Total Rights*	—	—	54,004	54,004
Total Warrants*	16,008	—	—	16,008
Total Short-Term Investment*	—	9,619,760	—	9,619,760
Securities Lending Reinvestments
Certificates of Deposit	—	111,013,033	—	111,013,033
Commercial Paper	—	13,005,920	—	13,005,920
Repurchase Agreements	—	66,928,510	—	66,928,510
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	195,947,463	—	200,947,463
Total Investments	$761,956,781	$205,567,223	$54,004	$967,578,008

Collateral for Securities Loaned (Liability)	$—	$(200,911,483)	$—	$(200,911,483)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(833,905)	$—	$—	$(833,905)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTII-209

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co. (The) (a) (b)	114,310	$13,840,655
General Dynamics Corp.	46,053	9,771,065
Howmet Aerospace, Inc.	75,712	2,341,772
Huntington Ingalls Industries, Inc.	8,181	1,812,091
L3Harris Technologies, Inc. (b)	39,187	8,144,234
Lockheed Martin Corp. (b)	48,328	18,668,623
Northrop Grumman Corp. (b)	29,782	14,007,070
Raytheon Technologies Corp.	302,374	24,752,336
Textron, Inc.	43,319	2,523,765
TransDigm Group, Inc.	10,552	5,537,901

		101,399,512

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc. (b)	25,370	2,443,385
Expeditors International of Washington, Inc. (b)	33,502	2,958,561
FedEx Corp. (b)	48,957	7,268,646
United Parcel Service, Inc. - Class B	149,876	24,210,969

		36,881,561

Airlines—0.2%
Alaska Air Group, Inc. (a) (b)	25,960	1,016,334
American Airlines Group, Inc. (a) (b)	133,081	1,602,295
Delta Air Lines, Inc. (a)	131,310	3,684,559
Southwest Airlines Co. (a)	121,511	3,747,399
United Airlines Holdings, Inc. (a) (b)	66,913	2,176,680

		12,227,267

Auto Components—0.1%
Aptiv plc (a)	55,484	4,339,404
BorgWarner, Inc. (b)	48,500	1,522,900

		5,862,304

Automobiles—2.6%
Ford Motor Co. (b)	808,792	9,058,470
General Motors Co.	298,592	9,581,817
Tesla, Inc. (a)	545,446	144,679,552

		163,319,839

Banks—3.6%
Bank of America Corp.	1,431,612	43,234,682
Citigroup, Inc.	396,617	16,527,030
Citizens Financial Group, Inc.	101,502	3,487,609
Comerica, Inc.	26,790	1,904,769
Fifth Third Bancorp	140,524	4,491,147
First Republic Bank	37,418	4,884,920
Huntington Bancshares, Inc. (b)	295,346	3,892,660
JPMorgan Chase & Co.	600,559	62,758,416
KeyCorp (b)	190,998	3,059,788
M&T Bank Corp. (b)	35,964	6,341,173
PNC Financial Services Group, Inc. (The) (b)	83,989	12,549,636
Regions Financial Corp. (b)	191,354	3,840,475
Signature Bank	12,887	1,945,937
SVB Financial Group (a)	12,099	4,062,602
Truist Financial Corp.	271,631	11,826,814
U.S. Bancorp	276,888	11,164,124

Banks—(Continued)
Wells Fargo & Co.	776,776	31,241,931
Zions Bancorp N.A.	30,814	1,567,200

		228,780,913

Beverages—1.8%
Brown-Forman Corp. - Class B (b)	37,443	2,492,580
Coca-Cola Co. (The)	797,074	44,652,085
Constellation Brands, Inc. - Class A	32,629	7,494,229
Keurig Dr Pepper, Inc. (b)	173,997	6,232,573
Molson Coors Beverage Co. - Class B (b)	38,540	1,849,535
Monster Beverage Corp. (a) (b)	78,767	6,849,578
PepsiCo, Inc.	282,627	46,141,684

		115,712,264

Biotechnology—2.2%
AbbVie, Inc. (b)	362,087	48,595,696
Amgen, Inc. (b)	109,548	24,692,119
Biogen, Inc. (a)	29,718	7,934,706
Gilead Sciences, Inc.	256,676	15,834,342
Incyte Corp. (a)	37,807	2,519,459
Moderna, Inc. (a) (b)	68,898	8,147,189
Regeneron Pharmaceuticals, Inc. (a)	21,952	15,122,074
Vertex Pharmaceuticals, Inc. (a)	52,520	15,206,641

		138,052,226

Building Products—0.4%
A.O. Smith Corp. (b)	26,310	1,278,140
Allegion plc (b)	17,988	1,613,164
Carrier Global Corp.	172,347	6,128,659
Fortune Brands Home & Security, Inc.	26,482	1,421,819
Johnson Controls International plc (b)	141,060	6,942,973
Masco Corp. (b)	46,184	2,156,331
Trane Technologies plc	47,453	6,871,669

		26,412,755

Capital Markets—2.9%
Ameriprise Financial, Inc.	22,151	5,580,945
Bank of New York Mellon Corp. (The)	150,596	5,800,958
BlackRock, Inc.	30,876	16,990,445
Cboe Global Markets, Inc.	21,720	2,549,276
Charles Schwab Corp. (The)	312,702	22,473,893
CME Group, Inc.	73,608	13,038,185
FactSet Research Systems, Inc. (b)	7,778	3,112,056
Franklin Resources, Inc. (b)	58,173	1,251,883
Goldman Sachs Group, Inc. (The)	69,906	20,485,953
Intercontinental Exchange, Inc.	114,366	10,332,968
Invesco, Ltd. (b)	93,158	1,276,265
MarketAxess Holdings, Inc.	7,708	1,714,953
Moody’s Corp.	32,318	7,856,829
Morgan Stanley (b)	274,238	21,667,544
MSCI, Inc.	16,486	6,953,630
Nasdaq, Inc. (b)	69,412	3,934,272
Northern Trust Corp.	42,675	3,651,273
Raymond James Financial, Inc.	39,778	3,930,862
S&P Global, Inc.	69,772	21,304,880

BHFTII-210

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
State Street Corp.	75,284	$4,578,020
T. Rowe Price Group, Inc. (b)	46,219	4,853,457

		183,338,547

Chemicals—1.7%
Air Products & Chemicals, Inc. (b)	45,422	10,571,062
Albemarle Corp.	23,987	6,343,122
Celanese Corp.	20,413	1,844,110
CF Industries Holdings, Inc.	40,806	3,927,578
Corteva, Inc.	147,161	8,410,251
Dow, Inc.	147,073	6,460,917
DuPont de Nemours, Inc.	102,579	5,169,982
Eastman Chemical Co.	25,149	1,786,836
Ecolab, Inc.	50,776	7,333,070
FMC Corp.	25,795	2,726,532
International Flavors & Fragrances, Inc.	52,210	4,742,234
Linde plc	102,060	27,514,355
LyondellBasell Industries NV - Class A (b)	52,106	3,922,540
Mosaic Co. (The)	70,707	3,417,269
PPG Industries, Inc.	48,125	5,326,956
Sherwin-Williams Co. (The)	48,301	9,889,630

		109,386,444

Commercial Services & Supplies—0.5%
Cintas Corp.	17,614	6,837,579
Copart, Inc. (a)	43,805	4,660,852
Republic Services, Inc.	42,055	5,721,162
Rollins, Inc. (b)	47,395	1,643,659
Waste Management, Inc.	77,029	12,340,816

		31,204,068

Communications Equipment—0.8%
Arista Networks, Inc. (a)	50,474	5,698,010
Cisco Systems, Inc.	848,025	33,921,000
F5, Inc. (a)	12,198	1,765,416
Juniper Networks, Inc.	66,066	1,725,644
Motorola Solutions, Inc. (b)	34,176	7,654,399

		50,764,469

Construction & Engineering—0.1%
Quanta Services, Inc. (b)	29,289	3,731,126

Construction Materials—0.1%
Martin Marietta Materials, Inc.	12,774	4,114,378
Vulcan Materials Co.	27,217	4,292,393

		8,406,771

Consumer Finance—0.5%
American Express Co.	122,832	16,571,265
Capital One Financial Corp.	78,601	7,244,654
Discover Financial Services	55,942	5,086,247
Synchrony Financial	98,659	2,781,197

		31,683,363

Containers & Packaging—0.3%
AMCOR plc (b)	307,750	3,302,158
Avery Dennison Corp.	16,640	2,707,328
Ball Corp.	64,366	3,110,165
International Paper Co.	74,137	2,350,143
Packaging Corp. of America (b)	19,197	2,155,631
Sealed Air Corp. (b)	29,740	1,323,727
Westrock Co.	52,077	1,608,659

		16,557,811

Distributors—0.2%
Genuine Parts Co.	28,963	4,324,755
LKQ Corp. (b)	53,382	2,516,961
Pool Corp. (b)	8,108	2,580,047

		9,421,763

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc. - Class B (a)	369,610	98,693,262

Diversified Telecommunication Services—0.9%
AT&T, Inc.	1,459,329	22,386,107
Lumen Technologies, Inc. (b)	195,064	1,420,066
Verizon Communications, Inc.	860,057	32,656,364

		56,462,537

Electric Utilities—2.0%
Alliant Energy Corp.	51,386	2,722,944
American Electric Power Co., Inc.	105,207	9,095,145
Constellation Energy Corp.	66,934	5,568,239
Duke Energy Corp.	157,681	14,667,487
Edison International	78,113	4,419,634
Entergy Corp. (b)	41,658	4,192,045
Evergy, Inc.	47,003	2,791,978
Eversource Energy	70,947	5,531,028
Exelon Corp.	203,101	7,608,163
FirstEnergy Corp.	111,164	4,113,068
NextEra Energy, Inc. (b)	402,365	31,549,440
NRG Energy, Inc. (b)	48,155	1,842,892
PG&E Corp. (a)	329,713	4,121,412
Pinnacle West Capital Corp.	23,150	1,493,406
PPL Corp.	150,762	3,821,817
Southern Co. (The)	217,691	14,802,988
Xcel Energy, Inc.	112,017	7,169,088

		125,510,774

Electrical Equipment—0.5%
AMETEK, Inc.	47,015	5,331,971
Eaton Corp. plc	81,567	10,877,775
Emerson Electric Co.	121,091	8,866,283
Generac Holdings, Inc. (a)	13,072	2,328,646
Rockwell Automation, Inc. (b)	23,640	5,085,201

		32,489,876

BHFTII-211

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	121,814	$8,156,665
CDW Corp.	27,696	4,322,792
Corning, Inc. (b)	155,800	4,521,316
Keysight Technologies, Inc. (a)	36,851	5,798,873
TE Connectivity, Ltd.	65,499	7,228,470
Teledyne Technologies, Inc. (a)	9,598	3,239,037
Trimble, Inc. (a) (b)	50,717	2,752,412
Zebra Technologies Corp. - Class A (a) (b)	10,606	2,778,878

		38,798,443

Energy Equipment & Services—0.3%
Baker Hughes Co. (b)	207,196	4,342,828
Halliburton Co.	185,732	4,572,722
Schlumberger NV (b)	289,651	10,398,471

		19,314,021

Entertainment—1.3%
Activision Blizzard, Inc.	145,789	10,837,955
Electronic Arts, Inc.	54,093	6,259,101
Live Nation Entertainment, Inc. (a) (b)	29,096	2,212,460
Netflix, Inc. (a)	91,071	21,441,756
Take-Two Interactive Software, Inc. (a) (b)	32,088	3,497,592
Walt Disney Co. (The) (a)	373,343	35,217,445
Warner Bros Discovery, Inc. (a) (b)	452,402	5,202,623

		84,668,932

Equity Real Estate Investment Trusts—2.7%
Alexandria Real Estate Equities, Inc. (b)	30,408	4,262,898
American Tower Corp.	95,347	20,471,001
AvalonBay Communities, Inc.	28,636	5,274,465
Boston Properties, Inc. (b)	29,208	2,189,724
Camden Property Trust	21,816	2,605,921
Crown Castle, Inc.	88,682	12,818,983
Digital Realty Trust, Inc. (b)	58,858	5,837,536
Duke Realty Corp.	78,842	3,800,184
Equinix, Inc.	18,652	10,610,004
Equity Residential	69,322	4,659,825
Essex Property Trust, Inc.	13,337	3,230,621
Extra Space Storage, Inc. (b)	27,424	4,736,399
Federal Realty OP L.P. (b)	14,912	1,343,869
Healthpeak Properties, Inc. (b)	110,500	2,532,660
Host Hotels & Resorts, Inc. (b)	146,402	2,324,864
Invitation Homes, Inc.	118,745	4,010,019
Iron Mountain, Inc. (b)	59,529	2,617,490
Kimco Realty Corp. (b)	126,658	2,331,774
Mid-America Apartment Communities, Inc.	23,641	3,666,010
Prologis, Inc. (b)	151,621	15,404,694
Public Storage	32,354	9,473,575
Realty Income Corp.	126,473	7,360,729
Regency Centers Corp.	31,538	1,698,321
SBA Communications Corp.	22,092	6,288,488
Simon Property Group, Inc.	67,038	6,016,660
UDR, Inc.	62,548	2,608,877
Ventas, Inc.	81,856	3,288,156

Equity Real Estate Investment Trusts—(Continued)
VICI Properties, Inc.	197,231	5,887,345
Vornado Realty Trust (b)	32,989	764,025
Welltower, Inc. (b)	94,893	6,103,518
Weyerhaeuser Co.	151,608	4,329,924

		168,548,559

Food & Staples Retailing—1.6%
Costco Wholesale Corp.	90,714	42,841,501
Kroger Co. (The)	133,350	5,834,062
Sysco Corp.	104,335	7,377,528
Walgreens Boots Alliance, Inc.	146,902	4,612,723
Walmart, Inc.	291,906	37,860,208

		98,526,022

Food Products—1.1%
Archer-Daniels-Midland Co. (b)	114,797	9,235,418
Campbell Soup Co. (b)	41,241	1,943,276
Conagra Brands, Inc.	98,317	3,208,084
General Mills, Inc. (b)	121,995	9,346,037
Hershey Co. (The)	30,078	6,631,297
Hormel Foods Corp. (b)	59,268	2,693,138
J.M. Smucker Co. (The) (b)	21,822	2,998,561
Kellogg Co.	52,238	3,638,899
Kraft Heinz Co. (The) (b)	163,122	5,440,119
Lamb Weston Holdings, Inc. (b)	29,432	2,277,448
McCormick & Co., Inc. (b)	51,294	3,655,723
Mondelez International, Inc. - Class A	280,677	15,389,520
Tyson Foods, Inc. - Class A	59,310	3,910,308

		70,367,828

Gas Utilities—0.0%
Atmos Energy Corp. (b)	28,648	2,917,799

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	358,631	34,701,135
ABIOMED, Inc. (a) (b)	9,310	2,287,095
Align Technology, Inc. (a) (b)	14,876	3,080,968
Baxter International, Inc.	103,134	5,554,797
Becton Dickinson & Co. (b)	58,405	13,014,386
Boston Scientific Corp. (a)	293,179	11,354,823
Cooper Cos., Inc. (The)	10,104	2,666,446
Dentsply Sirona, Inc.	44,122	1,250,859
DexCom, Inc. (a) (b)	80,396	6,475,094
Edwards Lifesciences Corp. (a)	126,957	10,490,457
Hologic, Inc. (a) (b)	51,126	3,298,649
IDEXX Laboratories, Inc. (a) (b)	17,050	5,554,890
Intuitive Surgical, Inc. (a)	73,133	13,708,049
Medtronic plc	272,105	21,972,479
ResMed, Inc.	29,986	6,545,944
STERIS plc (b)	20,482	3,405,747
Stryker Corp. (b)	68,954	13,965,943
Teleflex, Inc. (b)	9,606	1,935,225
Zimmer Biomet Holdings, Inc.	42,969	4,492,409

		165,755,395

BHFTII-212

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.6%
AmerisourceBergen Corp.	31,833	$4,307,960
Cardinal Health, Inc. (b)	55,790	3,720,077
Centene Corp. (a)	117,053	9,107,894
Cigna Corp.	62,485	17,337,713
CVS Health Corp.	268,853	25,640,511
DaVita, Inc. (a) (b)	11,405	943,992
Elevance Health, Inc.	49,150	22,325,896
HCA Healthcare, Inc.	44,085	8,102,382
Henry Schein, Inc. (a) (b)	27,874	1,833,273
Humana, Inc.	25,917	12,574,669
Laboratory Corp. of America Holdings	18,513	3,791,648
McKesson Corp. (b)	29,435	10,004,073
Molina Healthcare, Inc. (a)	11,898	3,924,436
Quest Diagnostics, Inc.	23,879	2,929,715
UnitedHealth Group, Inc.	191,557	96,743,947
Universal Health Services, Inc. - Class B (b)	13,458	1,186,726

		224,474,912

Hotels, Restaurants & Leisure—1.9%
Booking Holdings, Inc. (a)	8,132	13,362,584
Caesars Entertainment, Inc. (a)	43,910	1,416,537
Carnival Corp. (a) (b)	202,143	1,421,065
Chipotle Mexican Grill, Inc. (a)	5,686	8,544,693
Darden Restaurants, Inc. (b)	25,103	3,171,011
Domino’s Pizza, Inc. (b)	7,349	2,279,660
Expedia Group, Inc. (a)	31,135	2,917,038
Hilton Worldwide Holdings, Inc. (b)	56,171	6,775,346
Las Vegas Sands Corp. (a) (b)	67,291	2,524,758
Marriott International, Inc. - Class A	56,495	7,917,209
McDonald’s Corp.	150,667	34,764,904
MGM Resorts International (b)	66,817	1,985,801
Norwegian Cruise Line Holdings, Ltd. (a) (b)	86,295	980,311
Royal Caribbean Cruises, Ltd. (a) (b)	44,920	1,702,468
Starbucks Corp. (b)	234,975	19,798,994
Wynn Resorts, Ltd. (a) (b)	21,194	1,335,858
Yum! Brands, Inc.	58,271	6,196,538

		117,094,775

Household Durables—0.3%
DR Horton, Inc. (b)	64,755	4,361,249
Garmin, Ltd.	31,595	2,537,394
Lennar Corp. - Class A (b)	52,218	3,892,852
Mohawk Industries, Inc. (a)	10,799	984,761
Newell Brands, Inc. (b)	77,077	1,070,600
NVR, Inc. (a) (b)	632	2,519,835
PulteGroup, Inc. (b)	47,408	1,777,800
Whirlpool Corp. (b)	11,163	1,504,884

		18,649,375

Household Products—1.4%
Church & Dwight Co., Inc.	49,745	3,553,783
Clorox Co. (The) (b)	25,222	3,238,253
Colgate-Palmolive Co.	170,818	11,999,964
Kimberly-Clark Corp. (b)	69,141	7,781,128
Procter & Gamble Co. (The)	489,355	61,781,069

		88,354,197

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The) (b)	136,785	3,091,341

Industrial Conglomerates—0.8%
3M Co.	113,374	12,527,827
General Electric Co.	224,562	13,902,633
Honeywell International, Inc.	137,965	23,036,016

		49,466,476

Insurance—2.2%
Aflac, Inc.	117,763	6,618,281
Allstate Corp. (The) (b)	55,354	6,893,234
American International Group, Inc.	155,725	7,393,823
Aon plc - Class A (b)	43,196	11,570,913
Arthur J. Gallagher & Co.	43,075	7,375,301
Assurant, Inc. (b)	10,897	1,583,007
Brown & Brown, Inc.	48,010	2,903,645
Chubb, Ltd.	85,528	15,555,833
Cincinnati Financial Corp. (b)	32,602	2,920,161
Everest Re Group, Ltd.	8,071	2,118,153
Globe Life, Inc.	18,557	1,850,133
Hartford Financial Services Group, Inc. (The)	66,176	4,098,941
Lincoln National Corp.	31,723	1,392,957
Loews Corp.	40,955	2,041,197
Marsh & McLennan Cos., Inc.	102,194	15,256,542
MetLife, Inc. (c)	137,208	8,339,502
Principal Financial Group, Inc. (b)	47,468	3,424,816
Progressive Corp. (The)	119,784	13,920,099
Prudential Financial, Inc. (b)	76,181	6,534,806
Travelers Cos., Inc. (The)	48,599	7,445,367
W.R. Berkley Corp.	41,830	2,701,381
Willis Towers Watson plc (b)	22,520	4,525,169

		136,463,261

Interactive Media & Services—4.7%
Alphabet, Inc. - Class A (a)	1,227,917	117,450,261
Alphabet, Inc. - Class C (a) (d)	1,098,041	105,576,642
Match Group, Inc. (a)	57,952	2,767,208
Meta Platforms, Inc. - Class A (a)	467,057	63,370,294
Twitter, Inc. (a)	137,692	6,036,417

		295,200,822

Internet & Direct Marketing Retail—3.4%
Amazon.com, Inc. (a)	1,815,084	205,104,492
eBay, Inc.	112,504	4,141,272
Etsy, Inc. (a) (b)	25,928	2,596,171

		211,841,935

IT Services—4.3%
Accenture plc - Class A	129,539	33,330,385
Akamai Technologies, Inc. (a) (b)	32,552	2,614,577
Automatic Data Processing, Inc.	85,094	19,247,412
Broadridge Financial Solutions, Inc.	24,007	3,464,690
Cognizant Technology Solutions Corp. - Class A	106,036	6,090,708
DXC Technology Co. (a) (b)	47,076	1,152,420
EPAM Systems, Inc. (a) (b)	11,748	4,255,008

BHFTII-213

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Fidelity National Information Services, Inc.	124,507	$9,408,994
Fiserv, Inc. (a)	130,980	12,255,799
FleetCor Technologies, Inc. (a)	15,362	2,706,324
Gartner, Inc. (a)	16,198	4,481,825
Global Payments, Inc.	56,760	6,132,918
International Business Machines Corp. (b)	184,961	21,975,216
Jack Henry & Associates, Inc. (b)	14,921	2,719,651
MasterCard, Inc. - Class A	174,731	49,683,012
Paychex, Inc.	65,597	7,360,639
PayPal Holdings, Inc. (a)	236,834	20,384,302
VeriSign, Inc. (a)	19,114	3,320,102
Visa, Inc. - Class A (b)	334,834	59,483,260

		270,067,242

Leisure Products—0.0%
Hasbro, Inc. (b)	26,582	1,792,158

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc.	61,172	7,435,457
Bio-Rad Laboratories, Inc. - Class A (a)	4,389	1,830,827
Bio-Techne Corp. (b)	8,035	2,281,940
Charles River Laboratories International, Inc. (a)	10,416	2,049,869
Danaher Corp.	134,076	34,630,490
Illumina, Inc. (a) (b)	32,172	6,138,096
IQVIA Holdings, Inc. (a)	38,195	6,918,642
Mettler-Toledo International, Inc. (a)	4,610	4,997,793
PerkinElmer, Inc.	25,849	3,110,410
Thermo Fisher Scientific, Inc.	80,235	40,694,390
Waters Corp. (a)	12,262	3,304,977
West Pharmaceutical Services, Inc.	15,164	3,731,557

		117,124,448

Machinery—1.6%
Caterpillar, Inc. (b)	108,110	17,738,689
Cummins, Inc.	28,874	5,876,148
Deere & Co. (b)	56,958	19,017,707
Dover Corp.	29,397	3,427,102
Fortive Corp.	72,842	4,246,689
IDEX Corp.	15,457	3,089,081
Illinois Tool Works, Inc. (b)	57,701	10,423,686
Ingersoll Rand, Inc. (b)	82,567	3,571,848
Nordson Corp.	11,071	2,350,041
Otis Worldwide Corp.	86,059	5,490,564
PACCAR, Inc.	71,209	5,959,481
Parker-Hannifin Corp.	26,289	6,370,087
Pentair plc	33,679	1,368,378
Snap-on, Inc. (b)	10,909	2,196,527
Stanley Black & Decker, Inc. (b)	30,271	2,276,682
Westinghouse Air Brake Technologies Corp.	37,246	3,029,962
Xylem, Inc. (b)	36,899	3,223,497

		99,656,169

Media—0.7%
Charter Communications, Inc. - Class A (a) (b)	22,702	6,886,652
Comcast Corp. - Class A	901,850	26,451,261

Media—(Continued)
DISH Network Corp. - Class A (a) (b)	51,403	710,904
Fox Corp. - Class A (b)	62,763	1,925,569
Fox Corp. - Class B	28,820	821,370
Interpublic Group of Cos., Inc. (The) (b)	80,078	2,049,997
News Corp. - Class A	78,966	1,193,176
News Corp. - Class B	24,462	377,204
Omnicom Group, Inc. (b)	41,949	2,646,562
Paramount Global - Class B (b)	103,412	1,968,964

		45,031,659

Metals & Mining—0.3%
Freeport-McMoRan, Inc.	292,848	8,003,536
Newmont Corp.	162,537	6,831,430
Nucor Corp.	53,611	5,735,841

		20,570,807

Multi-Utilities—0.9%
Ameren Corp.	52,911	4,261,981
CenterPoint Energy, Inc. (b)	128,915	3,632,825
CMS Energy Corp.	59,429	3,461,145
Consolidated Edison, Inc.	72,614	6,227,377
Dominion Energy, Inc.	170,487	11,782,356
DTE Energy Co.	39,676	4,564,724
NiSource, Inc.	83,134	2,094,145
Public Service Enterprise Group, Inc.	102,161	5,744,513
Sempra Energy	64,367	9,651,188
WEC Energy Group, Inc. (b)	64,597	5,776,910

		57,197,164

Multiline Retail—0.5%
Dollar General Corp.	46,487	11,150,372
Dollar Tree, Inc. (a) (b)	43,227	5,883,195
Target Corp.	94,960	14,091,114

		31,124,681

Oil, Gas & Consumable Fuels—4.2%
APA Corp.	66,869	2,286,251
Chevron Corp.	368,793	52,984,490
ConocoPhillips (b)	260,703	26,680,345
Coterra Energy, Inc. (b)	162,929	4,255,705
Devon Energy Corp. (b)	134,096	8,063,193
Diamondback Energy, Inc. (b)	36,402	4,384,985
EOG Resources, Inc.	120,016	13,409,388
EQT Corp.	75,763	3,087,342
Exxon Mobil Corp.	853,487	74,517,950
Hess Corp. (b)	57,065	6,219,514
Kinder Morgan, Inc. (b)	406,023	6,756,223
Marathon Oil Corp.	138,762	3,133,246
Marathon Petroleum Corp.	102,112	10,142,785
Occidental Petroleum Corp. (b)	152,607	9,377,700
ONEOK, Inc. (b)	91,512	4,689,075
Phillips 66 (b)	98,514	7,952,050
Pioneer Natural Resources Co.	48,877	10,583,337
Valero Energy Corp.	80,681	8,620,765

BHFTII-214

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Williams Cos., Inc. (The)	249,542	$7,144,387

		264,288,731

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	47,471	10,248,989

Pharmaceuticals—4.6%
Bristol-Myers Squibb Co.	437,277	31,086,022
Catalent, Inc. (a)	36,700	2,655,612
Eli Lilly and Co.	161,506	52,222,965
Johnson & Johnson	538,428	87,957,598
Merck & Co., Inc.	518,788	44,678,023
Organon & Co. (b)	52,084	1,218,766
Pfizer, Inc.	1,149,350	50,295,556
Viatris, Inc.	248,323	2,115,712
Zoetis, Inc.	95,870	14,216,562

		286,446,816

Professional Services—0.4%
CoStar Group, Inc. (a) (b)	81,086	5,647,640
Equifax, Inc. (b)	25,066	4,297,064
Jacobs Solutions, Inc. (b)	26,132	2,835,061
Leidos Holdings, Inc. (b)	27,962	2,445,836
Nielsen Holdings plc (b)	73,661	2,041,883
Robert Half International, Inc.	22,438	1,716,507
Verisk Analytics, Inc. (b)	32,144	5,481,516

		24,465,507

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	65,772	4,440,268

Road & Rail—0.9%
CSX Corp.	438,503	11,681,720
J.B. Hunt Transport Services, Inc. (b)	17,008	2,660,392
Norfolk Southern Corp.	48,100	10,084,165
Old Dominion Freight Line, Inc. (b)	18,770	4,669,413
Union Pacific Corp.	127,887	24,914,945

		54,010,635

Semiconductors & Semiconductor Equipment—4.7%
Advanced Micro Devices, Inc. (a)	330,595	20,946,499
Analog Devices, Inc.	106,451	14,832,883
Applied Materials, Inc.	178,155	14,596,239
Broadcom, Inc.	82,698	36,718,739
Enphase Energy, Inc. (a) (b)	27,740	7,697,018
Intel Corp.	840,865	21,669,091
KLA Corp.	29,040	8,788,375
Lam Research Corp.	28,051	10,266,666
Microchip Technology, Inc. (b)	113,142	6,905,056
Micron Technology, Inc.	225,912	11,318,191
Monolithic Power Systems, Inc. (b)	9,103	3,308,030
NVIDIA Corp.	512,795	62,248,185
NXP Semiconductors NV	53,777	7,932,645
ON Semiconductor Corp. (a)	88,722	5,530,042
Qorvo, Inc. (a)	21,135	1,678,331

Semiconductors & Semiconductor Equipment—(Continued)
QUALCOMM, Inc.	229,978	25,982,915
Skyworks Solutions, Inc.	32,857	2,801,717
SolarEdge Technologies, Inc. (a) (b)	11,394	2,637,255
Teradyne, Inc.	32,107	2,412,841
Texas Instruments, Inc. (b)	187,117	28,961,969

		297,232,687

Software—8.4%
Adobe, Inc. (a)	95,842	26,375,718
ANSYS, Inc. (a)	17,831	3,953,133
Autodesk, Inc. (a)	44,495	8,311,666
Cadence Design Systems, Inc. (a)	56,086	9,166,135
Ceridian HCM Holding, Inc. (a) (b)	31,344	1,751,503
Citrix Systems, Inc.	25,542	2,656,368
Fortinet, Inc. (a)	134,029	6,584,845
Intuit, Inc.	57,767	22,374,314
Microsoft Corp.	1,527,297	355,707,471
NortonLifeLock, Inc.	121,251	2,441,995
Oracle Corp.	311,076	18,997,411
Paycom Software, Inc. (a) (b)	9,954	3,284,720
PTC, Inc. (a)	21,650	2,264,590
Roper Technologies, Inc.	21,710	7,807,784
Salesforce, Inc. (a)	203,765	29,309,558
ServiceNow, Inc. (a) (b)	41,368	15,620,971
Synopsys, Inc. (a)	31,327	9,570,712
Tyler Technologies, Inc. (a) (b)	8,516	2,959,310

		529,138,204

Specialty Retail—2.2%
Advance Auto Parts, Inc. (b)	12,418	1,941,430
AutoZone, Inc. (a)	3,991	8,548,443
Bath & Body Works, Inc.	46,753	1,524,148
Best Buy Co., Inc. (b)	41,039	2,599,410
CarMax, Inc. (a) (b)	32,595	2,151,922
Home Depot, Inc. (The)	210,473	58,077,920
Lowe’s Cos., Inc.	130,887	24,581,887
O’Reilly Automotive, Inc. (a)	13,056	9,182,938
Ross Stores, Inc.	71,661	6,038,872
TJX Cos., Inc. (The)	239,938	14,904,949
Tractor Supply Co. (b)	22,732	4,225,424
Ulta Beauty, Inc. (a)	10,612	4,257,428

		138,034,771

Technology Hardware, Storage & Peripherals—7.0%
Apple, Inc.	3,093,652	427,542,706
Hewlett Packard Enterprise Co. (b)	266,089	3,187,746
HP, Inc.	186,366	4,644,241
NetApp, Inc.	44,999	2,783,188
Seagate Technology Holdings plc (b)	39,995	2,128,934
Western Digital Corp. (a)	64,133	2,087,529

		442,374,344

Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. - Class B	258,782	21,509,960
Ralph Lauren Corp. (b)	8,785	746,110

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Tapestry, Inc.	51,566	$1,466,021
VF Corp. (b)	67,625	2,022,664

		25,744,755

Tobacco—0.7%
Altria Group, Inc. (b)	368,789	14,891,700
Philip Morris International, Inc.	317,456	26,352,022

		41,243,722

Trading Companies & Distributors—0.2%
Fastenal Co.	117,688	5,418,355
United Rentals, Inc. (a) (b)	14,332	3,871,360
WW Grainger, Inc. (b)	9,272	4,535,770

		13,825,485

Water Utilities—0.1%
American Water Works Co., Inc. (b)	37,228	4,845,596

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a) (b)	123,271	16,539,270

Total Common Stocks (Cost $2,721,665,299)		6,175,277,653

Mutual Funds—1.3%

Investment Company Securities—1.3%
SPDR S&P 500 ETF Trust (b) (Cost $92,359,613)	224,000	80,008,320

Short-Term Investment—0.3%

U.S. Treasury—0.3%
U.S. Treasury Bill
2.358%, 10/11/22 (e)	18,750,000	18,739,792

Total Short-Term Investments (Cost $18,737,721)		18,739,792

Securities Lending Reinvestments (f)—11.0%

Certificates of Deposit—5.5%
Bank of Montreal (Chicago)
3.540%, FEDEFF PRV + 0.460%, 03/02/23 (g)	8,000,000	8,000,000
Bank of Nova Scotia
3.210%, SOFR + 0.250%, 02/17/23 (g)	5,000,000	4,997,700
3.470%, SOFR + 0.510%, 03/15/23 (g)	20,000,000	20,000,000
3.640%, SOFR + 0.680%, 08/16/23 (g)	12,000,000	12,016,054
Barclays Bank plc
3.290%, SOFR + 0.330%, 10/20/22 (g)	5,000,000	5,000,275
3.350%, SOFR + 0.370%, 03/21/23 (g)	10,000,000	9,996,680

Certificates of Deposit—(Continued)
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (g)	15,000,000	14,998,200
3.470%, SOFR + 0.510%, 03/15/23 (g)	8,000,000	8,002,544
Canadian Imperial Bank of Commerce (NY)
3.460%, SOFR + 0.500%, 03/03/23 (g)	15,000,000	15,010,747
Commonwealth Bank of Australia
3.340%, SOFR + 0.380%, 03/30/23 (g)	5,000,000	5,000,000
3.350%, SOFR + 0.390%, 11/17/22 (g)	4,000,000	4,000,848
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (g)	10,000,000	10,000,000
3.490%, SOFR + 0.530%, 02/01/23 (g)	6,000,000	6,004,920
Credit Agricole Corp. & Investment Bank (NY)
3.690%, 12/21/22	10,000,000	10,001,580
Credit Industriel et Commercial
3.390%, SOFR + 0.430%, 01/06/23 (g)	15,000,000	15,006,885
Credit Suisse (NY)
3.370%, FEDEFF PRV + 0.290%, 10/17/22 (g)	5,000,000	5,000,160
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/03/22	5,000,000	4,984,900
Mizuho Bank, Ltd.
3.300%, SOFR + 0.320%, 10/26/22 (g)	15,000,000	15,000,000
MUFG Bank Ltd. (NY)
3.490%, SOFR + 0.510%, 02/17/23 (g)	6,000,000	6,005,202
National Australia Bank, Ltd.
3.360%, SOFR + 0.400%, 11/04/22 (g)	8,000,000	8,000,000
Natixis S.A.
3.410%, SOFR + 0.450%, 06/21/23 (g)	5,000,000	4,999,738
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (g)	5,000,000	5,002,230
Nordea Bank Abp (NY)
3.440%, SOFR + 0.460%, 02/13/23 (g)	5,000,000	5,003,335
3.510%, SOFR + 0.550%, 02/21/23 (g)	10,000,000	10,010,700
Norinchukin Bank
3.250%, SOFR + 0.270%, 11/21/22 (g)	10,000,000	10,000,570
3.270%, SOFR + 0.290%, 11/04/22 (g)	10,000,000	10,000,670
Oversea-Chinese Banking Corp., Ltd.
3.410%, SOFR + 0.430%, 12/06/22 (g)	10,000,000	10,003,460
Royal Bank of Canada
3.540%, SOFR + 0.580%, 09/20/23 (g)	10,000,000	10,003,780
3.640%, FEDEFF PRV + 0.560%, 04/10/23 (g)	5,000,000	5,004,895
Standard Chartered Bank (NY)
3.480%, FEDEFF PRV + 0.400%, 12/23/22 (g)	7,000,000	7,001,778
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	7,000,000	6,948,550
3.280%, SOFR + 0.320%, 11/28/22 (g)	10,000,000	10,002,370
3.500%, SOFR + 0.540%, 01/10/23 (g)	5,000,000	5,004,840
3.570%, SOFR + 0.590%, 02/01/23 (g)	11,000,000	11,014,278
Svenska Handelsbanken AB
3.330%, SOFR + 0.350%, 10/13/22 (g)	11,000,000	11,000,627
3.580%, SOFR + 0.600%, 04/12/23 (g)	7,000,000	7,009,324
Toronto-Dominion Bank (The)
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (g)	10,000,000	10,004,600

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp.
3.190%, SOFR + 0.230%, 02/17/23 (g)	10,000,000	$9,996,900
3.510%, SOFR + 0.550%, 02/22/23 (g)	10,000,000	10,009,580

		345,048,920

Commercial Paper—0.6%
Australia & New Zealand Banking Group, Ltd.
3.380%, SOFR + 0.420%, 12/19/22 (g)	10,000,000	10,003,490
DNB Bank ASA
3.440%, SOFR + 0.480%, 06/02/23 (g)	8,000,000	8,003,224
Old Line Funding LLC
3.240%, SOFR + 0.260%, 12/06/22 (g)	5,000,000	5,000,185
Skandinaviska Enskilda Banken AB
3.370%, SOFR + 0.390%, 11/03/22 (g)	5,000,000	5,000,800
Thunder Bay Funding LLC
3.240%, SOFR + 0.260%, 12/06/22 (g)	5,000,000	5,000,185
UBS AG
3.550%, SOFR + 0.570%, 03/23/23 (g)	6,000,000	6,000,000

		39,007,884

Master Demand Notes—0.2%
Natixis Financial Products LLC
3.300%, OBFR + 0.230%, 10/03/22 (g)	10,000,000	10,000,000
3.320%, OBFR + 0.250%, 10/03/22 (g)	1,000,000	1,000,000

		11,000,000

Repurchase Agreements—4.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $16,052,422; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $16,324,481.	16,000,000	16,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $15,003,838; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $15,338,262.	15,000,000	15,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $52,131,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $53,274,894.	52,100,000	52,100,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $79,049,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $86,587,956.	79,000,000	79,000,000

Repurchase Agreements—(Continued)
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $30,487,502; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $31,097,252.	30,480,008	30,480,008
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $900,566; collateralized by various Common Stock with an aggregate market value of $1,002,237.	900,000	900,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $9,202,300; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $9,390,256.	9,200,000	9,200,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,500,381; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,666,596.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $9,902,533; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $10,999,536.	9,900,000	9,900,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $44,427,368; collateralized by various Common Stock with an aggregate market value of $49,392,830.	44,400,000	44,400,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $7,501,969; collateralized by various Common Stock with an aggregate market value of $8,252,166.	7,500,000	7,500,000

		265,980,008

Time Deposit—0.5%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (g)	30,000,000	30,000,000

Total Securities Lending Reinvestments (Cost $690,918,447)		691,036,812

Total Investments—110.9% (Cost $3,523,681,080)		6,965,062,577
Other assets and liabilities (net)—(10.9)%		(683,175,585)

Net Assets—100.0%		$6,281,886,992

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $664,941,648 and the collateral received consisted of cash in the amount of $690,906,764 and non-cash collateral with a value of $352,624. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $11,538,000.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/16/22	100	USD	18,007,500	$(1,977,155)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,175,277,653	$—	$—	$6,175,277,653
Total Mutual Funds*	80,008,320	—	—	80,008,320
Total Short-Term Investment*	—	18,739,792	—	18,739,792
Total Securities Lending Reinvestments*	—	691,036,812	—	691,036,812
Total Investments	$6,255,285,973	$709,776,604	$—	$6,965,062,577

Collateral for Securities Loaned (Liability)	$—	$(690,906,764)	$—	$(690,906,764)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,977,155)	$—	$—	$(1,977,155)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-219

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—56.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Howmet Aerospace, Inc.	75,085	$2,322,379
L3Harris Technologies, Inc.	19,116	3,972,878
Northrop Grumman Corp.	4,480	2,107,034

		8,402,291

Auto Components—0.9%
Aptiv plc (a)	33,340	2,607,521
Lear Corp.	23,988	2,871,124

		5,478,645

Banks—4.5%
Bank of America Corp.	235,505	7,112,251
JPMorgan Chase & Co.	89,949	9,399,671
PNC Financial Services Group, Inc. (The)	20,357	3,041,743
Truist Financial Corp.	172,349	7,504,075

		27,057,740

Beverages—0.7%
Constellation Brands, Inc. - Class A	9,699	2,227,666
PepsiCo, Inc.	10,313	1,683,701

		3,911,367

Biotechnology—0.4%
Vertex Pharmaceuticals, Inc. (a)	7,811	2,261,597

Building Products—1.8%
Johnson Controls International plc	116,268	5,722,711
Masco Corp.	109,103	5,094,019

		10,816,730

Capital Markets — 6.4%
Cboe Global Markets, Inc.	19,441	2,281,790
Charles Schwab Corp. (The)	156,993	11,283,087
Goldman Sachs Group, Inc. (The)	42,511	12,457,849
Invesco, Ltd. (b)	113,319	1,552,470
Morgan Stanley	58,119	4,591,982
Nasdaq, Inc. (b)	60,041	3,403,124
Northern Trust Corp.	32,573	2,786,946

		38,357,248

Chemicals—1.4%
Axalta Coating Systems, Ltd. (a)	129,381	2,724,764
DuPont de Nemours, Inc.	45,259	2,281,053
PPG Industries, Inc.	28,375	3,140,829

		8,146,646

Construction Materials—0.3%
Vulcan Materials Co.	12,327	1,944,091

Distributors—0.6%
LKQ Corp. (b)	74,064	3,492,118

Electric Utilities—2.2%
Duke Energy Corp.	35,532	3,305,187
Exelon Corp.	69,029	2,585,826
PG&E Corp. (a)(b)	252,086	3,151,075
Southern Co. (The)	62,405	4,243,540

		13,285,628

Electrical Equipment—2.1%
Eaton Corp. plc	60,220	8,030,939
Regal Rexnord Corp. (b)	30,632	4,299,508

		12,330,447

Entertainment—0.4%
Electronic Arts, Inc.	15,178	1,756,246
Warner Bros Discovery, Inc. (a)	54,022	621,253

		2,377,499

Equity Real Estate Investment Trusts—0.3%
STORE Capital Corp.	64,427	2,018,498

Food & Staples Retailing—0.6%
Walmart, Inc.	29,796	3,864,541

Food Products—1.5%
Archer-Daniels-Midland Co.	28,205	2,269,092
Danone S.A.	29,493	1,389,618
General Mills, Inc.	32,046	2,455,044
J.M. Smucker Co. (The)	9,132	1,254,828
Mondelez International, Inc. - Class A	26,432	1,449,267

		8,817,849

Health Care Equipment & Supplies—1.1%
Becton Dickinson & Co.	7,957	1,773,058
Medtronic plc	55,476	4,479,687

		6,252,745

Health Care Providers & Services—3.0%
Cigna Corp.	39,351	10,918,722
McKesson Corp.	13,836	4,702,441
Quest Diagnostics, Inc.	16,816	2,063,155

		17,684,318

Hotels, Restaurants & Leisure—0.4%
Booking Holdings, Inc. (a)	532	874,188
Wendy’s Co. (The) (b)	70,059	1,309,402

		2,183,590

Household Products—0.2%
Kimberly-Clark Corp. (b)	9,296	1,046,172

Industrial Conglomerates—0.8%
Honeywell International, Inc.	29,486	4,923,277

Insurance—3.2%
Aon plc - Class A	22,791	6,105,025
Chubb, Ltd.	31,151	5,665,744
Travelers Cos., Inc. (The)	17,539	2,686,975

BHFTII-220

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Willis Towers Watson plc	22,329	$4,486,789

		18,944,533

Interactive Media & Services—0.5%
Alphabet, Inc. - Class A (a)	31,978	3,058,696

IT Services—2.4%
Accenture plc - Class A	11,513	2,962,295
Amdocs, Ltd.	44,143	3,507,161
Cognizant Technology Solutions Corp. - Class A	34,430	1,977,659
Fidelity National Information Services, Inc.	37,720	2,850,500
Fiserv, Inc. (a)	29,285	2,740,198

		14,037,813

Life Sciences Tools & Services—1.7%
Danaher Corp.	22,086	5,704,593
ICON plc (a) (b)	9,277	1,704,927
Thermo Fisher Scientific, Inc.	5,761	2,921,922

		10,331,442

Machinery—1.0%
Ingersoll Rand, Inc.	66,024	2,856,198
PACCAR, Inc. (b)	2,273	190,227
Stanley Black & Decker, Inc.	35,932	2,702,446

		5,748,871

Media—1.6%
Comcast Corp. - Class A	249,660	7,322,528
Omnicom Group, Inc. (b)	37,271	2,351,427

		9,673,955

Metals & Mining—0.2%
Rio Tinto plc	16,979	919,642

Multiline Retail—0.1%
Dollar Tree, Inc. (a) (b)	6,008	817,689

Oil, Gas & Consumable Fuels—2.6%
ConocoPhillips	64,500	6,600,930
Hess Corp.	44,426	4,841,990
Pioneer Natural Resources Co.	18,847	4,080,941

		15,523,861

Pharmaceuticals—4.2%
Bayer AG	50,363	2,324,148
Johnson & Johnson	59,737	9,758,636
Merck & Co., Inc.	107,379	9,247,480
Organon & Co.	47,175	1,103,895
Roche Holding AG	8,517	2,777,045

		25,211,204

Professional Services—0.2%
Equifax, Inc.	6,369	1,091,838

Road & Rail—1.0%
Union Pacific Corp.	29,483	5,743,878

Semiconductors & Semiconductor Equipment—2.3%
Applied Materials, Inc.	29,312	2,401,532
Intel Corp.	109,525	2,822,459
NXP Semiconductors NV	23,452	3,459,405
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	26,036	1,785,028
Texas Instruments, Inc.	19,153	2,964,501

		13,432,925

Software—2.2%
Microsoft Corp.	50,951	11,866,488
Oracle Corp.	22,555	1,377,434

		13,243,922

Specialty Retail—0.3%
Home Depot, Inc. (The)	2,727	752,489
Ross Stores, Inc.	8,760	738,205

		1,490,694

Tobacco—0.9%
Philip Morris International, Inc.	64,502	5,354,311

Wireless Telecommunication Services—0.8%
T-Mobile U.S., Inc. (a)	35,787	4,801,542

Total Common Stocks (Cost $282,336,193)		334,079,853

U.S. Treasury & Government Agencies — 20.1%

Agency Sponsored Mortgage - Backed—11.8%
Fannie Mae 15 Yr. Pool 2.000%, 05/01/37	3,033,483	2,675,901
2.500%, 11/01/31	21,416	19,825
3.000%, 11/01/28	56,601	54,302
3.000%, 09/01/30	34,466	32,499
3.000%, 12/01/31	530,960	501,371
3.000%, 08/01/33	22,024	20,525
3.000%, 10/01/33	458,128	426,873
3.000%, 12/01/33	40,919	38,128
Fannie Mae 20 Yr. Pool 1.500%, 02/01/42	33,882	26,985
2.000%, 02/01/42	741,060	619,360
2.000%, 03/01/42	460,395	384,785
2.000%, 04/01/42	764,849	639,362
2.500%, 03/01/42	361,217	308,887
2.500%, 04/01/42	557,459	477,386
3.000%, 07/01/37	63,703	58,239
3.000%, 11/01/37	113,132	103,428
3.500%, 04/01/38	104,164	96,493
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	55,617	45,289
2.000%, 02/01/51	87,998	71,717
2.000%, 12/01/51	4,210,614	3,418,936
2.000%, 03/01/52	2,949,409	2,394,994

BHFTII-221

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.000%, 04/01/52	951,166	$771,948
2.000%, 07/01/52	896,819	728,339
2.500%, 02/01/50	214,342	181,494
2.500%, 06/01/50	40,374	34,513
2.500%, 07/01/50	402,397	342,226
2.500%, 10/01/50	360,786	305,354
2.500%, 05/01/51	1,000,857	841,868
2.500%, 06/01/51	717,305	605,054
2.500%, 08/01/51	132,014	111,615
2.500%, 10/01/51	50,973	42,950
2.500%, 12/01/51	752,846	635,176
2.500%, 01/01/52	1,278,332	1,078,686
2.500%, 03/01/52	1,195,972	1,007,738
2.500%, 04/01/52	846,733	712,193
2.500%, 05/01/52	374,312	314,743
2.500%, 10/01/52	357,364	300,350
3.000%, 09/01/46	97,881	87,112
3.000%, 06/01/51	121,175	106,759
3.000%, 12/01/51	722,146	632,894
3.000%, 01/01/52	332,264	292,335
3.500%, 11/01/41	31,825	29,351
3.500%, 01/01/42	280,572	257,647
3.500%, 01/01/43	93,826	86,177
3.500%, 04/01/43	308,893	283,701
3.500%, 05/01/43	278,428	255,782
3.500%, 07/01/43	376,957	346,213
3.500%, 08/01/43	147,181	135,179
3.500%, 09/01/43	532,604	489,164
3.500%, 02/01/45	459,244	421,871
3.500%, 09/01/45	376,090	345,547
3.500%, 10/01/45	310,045	284,459
3.500%, 01/01/46	115,447	106,061
3.500%, 05/01/46	114,044	104,539
3.500%, 07/01/46	412,635	378,770
3.500%, 05/01/52	172,458	155,405
4.000%, 09/01/40	276,049	263,149
4.000%, 11/01/40	80,905	76,737
4.000%, 12/01/40	186,645	177,569
4.000%, 02/01/41	100,918	96,198
4.000%, 06/01/41	190,700	181,791
4.000%, 11/01/41	85,163	81,193
4.000%, 01/01/42	541,099	515,784
4.000%, 04/01/42	50,662	48,072
4.000%, 10/01/42	68,374	65,220
4.000%, 12/01/42	68,754	65,539
4.000%, 01/01/43	87,637	83,356
4.000%, 04/01/43	17,903	17,068
4.000%, 05/01/43	152,932	145,765
4.000%, 06/01/43	84,328	80,399
4.000%, 07/01/43	58,797	55,906
4.000%, 04/01/44	46,325	44,155
4.000%, 05/01/44	153,955	146,743
4.000%, 11/01/44	53,710	51,039
4.000%, 06/01/47	182,089	173,177
4.500%, 08/01/33	54,761	53,518
4.500%, 03/01/34	156,033	152,585
4.500%, 01/01/40	42,760	41,897
4.500%, 08/01/40	11,995	11,763
4.500%, 02/01/41	73,644	72,151
4.500%, 04/01/41	151,665	148,587
4.500%, 11/01/42	37,475	36,718
4.500%, 01/01/43	98,748	96,748
4.500%, 04/01/44	595,206	583,156
4.500%, 06/01/44	55,550	53,155
4.500%, 09/01/52	275,000	262,719
4.500%, 10/01/52	1,025,000	979,225
5.000%, 11/01/33	32,216	32,378
5.000%, 03/01/34	27,424	27,576
5.000%, 05/01/34	9,213	9,285
5.000%, 08/01/34	10,613	10,688
5.000%, 09/01/34	42,197	42,494
5.000%, 06/01/35	28,951	29,177
5.000%, 07/01/35	80,706	81,337
5.000%, 08/01/35	25,726	25,928
5.000%, 09/01/35	17,209	17,288
5.000%, 10/01/35	68,706	69,247
5.000%, 07/01/39	43,555	43,230
5.000%, 10/01/39	36,068	36,395
5.000%, 11/01/39	20,568	20,663
5.000%, 11/01/40	35,086	34,718
5.000%, 03/01/41	24,386	24,477
5.500%, 02/01/33	3,449	3,433
5.500%, 05/01/33	1,778	1,770
5.500%, 06/01/33	61,009	62,248
5.500%, 07/01/33	51,367	52,784
5.500%, 11/01/33	31,606	32,215
5.500%, 01/01/34	38,158	38,440
5.500%, 02/01/34	42,854	43,815
5.500%, 03/01/34	17,411	17,453
5.500%, 04/01/34	18,342	18,257
5.500%, 05/01/34	103,622	104,925
5.500%, 06/01/34	148,338	152,314
5.500%, 07/01/34	39,278	39,542
5.500%, 09/01/34	148,399	149,015
5.500%, 10/01/34	144,102	145,251
5.500%, 11/01/34	194,060	197,156
5.500%, 12/01/34	70,577	70,963
5.500%, 01/01/35	127,791	132,000
5.500%, 04/01/35	29,779	30,715
5.500%, 07/01/35	7,518	7,480
5.500%, 09/01/35	78,896	80,895
6.000%, 02/01/32	35,026	35,665
6.000%, 03/01/34	10,578	10,883
6.000%, 04/01/34	97,200	100,000
6.000%, 06/01/34	92,719	96,241
6.000%, 07/01/34	63,593	65,689
6.000%, 08/01/34	97,384	100,540
6.000%, 10/01/34	52,797	54,251
6.000%, 11/01/34	22,601	23,161
6.000%, 12/01/34	7,067	7,188

BHFTII-222

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 08/01/35	5,279	$5,366
6.000%, 09/01/35	17,154	17,777
6.000%, 10/01/35	35,165	36,330
6.000%, 11/01/35	7,619	7,751
6.000%, 12/01/35	32,098	33,043
6.000%, 02/01/36	44,039	44,844
6.000%, 04/01/36	17,722	18,028
6.000%, 06/01/36	4,256	4,467
6.000%, 07/01/37	35,199	36,154
6.500%, 06/01/31	11,643	11,999
6.500%, 09/01/31	16,985	17,505
6.500%, 02/01/32	6,073	6,279
6.500%, 07/01/32	30,032	31,439
6.500%, 08/01/32	20,573	21,295
6.500%, 01/01/33	13,359	13,768
6.500%, 04/01/34	33,193	34,278
6.500%, 06/01/34	9,763	10,062
6.500%, 04/01/36	10,098	10,465
6.500%, 05/01/36	15,608	16,086
6.500%, 02/01/37	35,597	36,687
6.500%, 05/01/37	15,198	15,664
6.500%, 07/01/37	22,332	23,015
Fannie Mae Pool
2.410%, 05/01/23	81,366	81,032
5.000%, 03/01/26	76,026	76,930
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	5,550	5,471
2.000%, 05/25/44	18,882	18,251
2.000%, 04/25/46	65,101	59,309
3.000%, 02/25/33 (c)	78,058	7,355
3.250%, 05/25/40	31,939	29,807
4.000%, 10/25/40	44,451	43,119
4.000%, 07/25/46 (c)	96,594	18,473
5.000%, 03/25/25	7,913	7,895
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/24	19,567	19,273
Freddie Mac 15 Yr. Pool
2.500%, 04/01/37	221,255	200,431
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	214,727	194,028
3.500%, 11/01/37	148,909	139,191
4.000%, 08/01/37	39,202	37,438
Freddie Mac 20 Yr. Pool
2.000%, 02/01/42	502,651	420,104
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	264,607	236,861
3.000%, 04/01/43	642,815	576,412
3.000%, 05/01/43	545,255	488,857
3.000%, 05/01/46	220,725	196,772
3.000%, 10/01/46	498,035	443,237
3.000%, 11/01/46	517,977	461,017
3.500%, 02/01/42	208,891	192,085
3.500%, 04/01/42	144,840	134,072
3.500%, 12/01/42	378,313	347,984
3.500%, 04/01/43	86,205	79,268
3.500%, 07/01/43	17,757	16,327
3.500%, 08/01/43	216,014	198,622
3.500%, 12/01/45	120,184	110,511
3.500%, 12/01/46	172,889	158,400
4.000%, 11/01/40	177,120	168,161
4.000%, 01/01/41	379,178	361,834
4.000%, 04/01/44	136,772	130,089
4.500%, 04/01/35	15,305	14,982
4.500%, 07/01/39	67,246	65,985
4.500%, 09/01/39	38,712	37,976
4.500%, 10/01/39	21,227	20,824
4.500%, 12/01/39	32,952	32,319
4.500%, 05/01/42	60,442	59,294
5.000%, 09/01/33	62,516	62,903
5.000%, 03/01/34	18,251	18,187
5.000%, 04/01/34	11,448	11,539
5.000%, 08/01/35	12,700	12,814
5.000%, 11/01/35	22,094	22,293
5.000%, 12/01/36	16,156	16,300
5.000%, 07/01/39	106,811	107,778
5.500%, 12/01/33	85,362	87,661
5.500%, 01/01/34	54,123	55,800
5.500%, 04/01/34	8,824	8,794
5.500%, 11/01/34	9,055	9,110
5.500%, 05/01/35	14,319	14,277
5.500%, 09/01/35	13,553	13,505
5.500%, 10/01/35	17,115	17,081
6.000%, 04/01/34	35,419	36,175
6.000%, 07/01/34	17,915	18,382
6.000%, 08/01/34	110,951	115,870
6.000%, 09/01/34	2,090	2,131
6.000%, 07/01/35	14,615	15,372
6.000%, 08/01/35	17,840	18,764
6.000%, 11/01/35	17,889	18,815
6.000%, 10/01/36	8,694	8,862
6.000%, 05/01/37	33,421	34,634
6.000%, 06/01/37	10,733	10,985
6.500%, 05/01/34	8,031	8,286
6.500%, 06/01/34	27,494	28,410
6.500%, 08/01/34	18,986	19,664
6.500%, 11/01/34	35,481	36,865
6.500%, 05/01/37	14,641	15,104
6.500%, 07/01/37	18,091	18,718
Freddie Mac 30 Yr. Pool
2.000%, 02/01/52	557,319	453,074
2.000%, 03/01/52	626,843	508,546
2.500%, 04/01/48	67,388	56,963
2.500%, 09/01/51	35,579	29,967
2.500%, 10/01/51	277,283	234,405
2.500%, 12/01/51	2,922,569	2,460,828
2.500%, 03/01/52	431,714	363,819
2.500%, 06/01/52	716,803	602,549
3.000%, 03/01/48	43,300	38,154
3.000%, 07/01/50	19,103	16,847
3.000%, 01/01/52	339,013	296,508

BHFTII-223

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 12/01/46	403,632	$368,852
3.500%, 05/01/52	116,076	104,866
4.000%, 08/01/47	216,842	204,281
5.000%, 10/01/35	38,793	38,972
5.000%, 08/01/52	600,000	585,893
6.000%, 03/01/36	13,425	13,657
6.500%, 10/01/34	26,422	27,355
Freddie Mac Multifamily Structured Pass-Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	52,706
0.375%, 12/25/27 (c) (d)	3,235,000	40,265
0.399%, 11/25/24 (c) (d)	4,908,000	26,814
0.406%, 09/25/27 (c) (d)	3,341,000	45,482
0.415%, 12/25/27 (c) (d)	3,579,000	52,314
0.416%, 11/25/27 (c) (d)	3,634,672	44,740
0.422%, 01/25/31 (c) (d)	1,570,813	32,581
0.435%, 08/25/24 (c) (d)	4,897,000	39,788
0.436%, 11/25/32 (c) (d)	2,673,711	57,545
0.441%, 11/25/31 (c) (d)	2,325,421	62,325
0.458%, 11/25/27 (c) (d)	3,297,821	47,420
0.460%, 08/25/27 (c) (d)	3,107,000	48,097
0.469%, 10/25/24 (c) (d)	5,763,791	30,597
0.493%, 12/25/27 (c) (d)	5,614,567	90,552
0.504%, 08/25/24 (c) (d)	7,906,040	55,927
0.557%, 08/25/27 (c) (d)	2,074,821	36,479
0.597%, 12/25/31 (c) (d)	2,074,891	75,427
0.608%, 08/25/31 (c) (d)	484,244	17,073
0.613%, 03/25/31 (c) (d)	1,260,378	42,080
0.623%, 07/25/24 (c) (d)	4,483,000	40,399
0.632%, 09/25/31 (c) (d)	1,578,796	59,648
0.665%, 12/25/31 (c) (d)	3,517,256	143,446
0.710%, 07/25/27 (c) (d)	3,805,058	86,766
0.714%, 07/25/24 (c) (d)	1,437,860	10,791
0.775%, 06/25/27 (c) (d)	4,356,000	120,149
0.829%, 03/25/31 (c) (d)	539,591	27,006
0.873%, 01/25/31 (c) (d)	658,188	34,310
0.887%, 06/25/27 (c) (d)	1,451,943	41,180
0.955%, 09/25/31 (c) (d)	453,515	27,343
1.027%, 01/25/31 (c) (d)	441,180	27,290
1.039%, 07/25/31 (c) (d)	361,575	23,790
1.044%, 04/25/24 (c) (d)	1,302,698	14,832
1.172%, 11/25/30 (c) (d)	400,945	28,178
1.218%, 07/25/29 (c) (d)	256,043	15,115
1.263%, 09/25/30 (c) (d)	229,735	17,180
1.268%, 08/25/29 (c) (d)	1,587,262	97,955
1.334%, 05/25/31 (c) (d)	240,722	19,867
1.436%, 06/25/30 (c) (d)	396,103	33,182
1.704%, 08/25/30 (c) (d)	357,560	35,730
1.766%, 05/25/30 (c) (d)	384,386	39,087
1.906%, 05/25/30 (c) (d)	1,002,928	109,718
1.917%, 04/25/30 (c) (d)	300,000	32,442
1.985%, 04/25/30 (c) (d)	808,011	90,737
2.510%, 11/25/22	304,521	303,846
2.670%, 12/25/24	507,000	486,910
3.010%, 07/25/25	134,000	128,412
3.060%, 07/25/23 (d)	59,000	58,384
3.064%, 08/25/24 (d)	249,596	243,224
3.111%, 02/25/23	603,131	601,118
3.171%, 10/25/24	424,000	412,121
3.250%, 04/25/23 (d)	749,290	745,784
3.320%, 02/25/23 (d)	211,353	210,582
3.458%, 08/25/23 (d)	561,320	556,475
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	40,994	38,135
4.500%, 12/15/40 (c)	14,502	1,325
5.000%, 01/15/40	54,176	54,325
5.500%, 02/15/36 (c)	18,313	3,077
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	212,556	198,102
3.500%, 02/15/42	38,138	35,545
4.500%, 09/15/33	28,738	28,110
4.500%, 11/15/39	63,126	62,188
4.500%, 03/15/40	89,775	88,901
4.500%, 04/15/40	95,051	92,540
4.500%, 06/15/40	30,942	30,232
5.000%, 03/15/34	9,687	9,771
5.000%, 06/15/34	24,253	24,461
5.000%, 12/15/34	7,871	7,866
5.000%, 06/15/35	5,922	5,855
5.500%, 11/15/32	44,401	44,868
5.500%, 08/15/33	64,124	64,835
5.500%, 12/15/33	47,080	49,632
5.500%, 09/15/34	32,595	33,814
5.500%, 10/15/35	7,632	7,742
6.000%, 12/15/28	13,606	14,089
6.000%, 12/15/31	7,510	7,784
6.000%, 03/15/32	856	876
6.000%, 10/15/32	65,445	70,529
6.000%, 01/15/33	529	548
6.000%, 02/15/33	1,026	1,061
6.000%, 04/15/33	66,374	71,481
6.000%, 08/15/33	445	456
6.000%, 07/15/34	27,340	28,352
6.000%, 09/15/34	18,380	18,829
6.000%, 01/15/38	49,311	52,520
Ginnie Mae II 30 Yr. Pool
2.000%, 01/20/52	1,252,534	1,047,134
2.500%, 08/20/51	289,408	249,781
2.500%, 09/20/51	1,180,608	1,018,252
2.500%, 11/20/51	1,094,945	944,196
2.500%, 05/20/52	891,270	767,428
3.000%, 04/20/45	90,215	81,137
3.000%, 04/20/46	40,502	36,458
3.000%, 08/20/46	44,298	39,668
3.000%, 09/20/46	101,318	90,934
3.000%, 11/20/47	477,801	429,207
3.000%, 01/20/48	669,366	599,727
3.000%, 02/20/48	40,061	35,892
3.000%, 04/20/48	13,765	12,335
3.000%, 11/20/51	184,267	163,317
3.000%, 02/20/52	168,168	148,932

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 05/20/52	225,000	$199,226
3.000%, 06/20/52	250,000	221,380
3.000%, TBA (e)	475,000	419,726
3.500%, 06/20/43	230,169	213,348
3.500%, 07/20/43	286,493	265,528
3.500%, 11/20/47	39,252	36,142
3.500%, 03/20/48	460,798	424,452
4.000%, 01/20/41	253,429	241,078
4.000%, 02/20/41	63,830	60,961
4.000%, 04/20/41	51,538	49,223
4.000%, 02/20/42	65,752	63,222
4.000%, 09/20/52	99,918	93,421
4.000%, TBA (e)	825,000	770,376
4.500%, 07/20/33	4,756	4,700
4.500%, 09/20/33	3,273	3,234
4.500%, 12/20/34	1,870	1,848
4.500%, 03/20/35	15,259	15,080
4.500%, 01/20/41	71,259	71,028
4.500%, 09/20/52	1,549,900	1,485,391
4.500%, TBA (e)	1,025,000	981,077
5.000%, 07/20/33	11,925	12,127
5.000%, 09/20/52	375,000	367,953
5.000%, TBA (e)	1,100,000	1,076,545
6.000%, 01/20/35	15,906	16,889
6.000%, 02/20/35	8,096	8,586
6.000%, 04/20/35	14,023	14,954
Government National Mortgage Association (CMO)
0.586%, 02/16/59 (c) (d)	786,893	28,532
4.000%, 07/20/41	51,925	50,574
4.500%, 09/20/41	33,447	32,743
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.500%, TBA (e)	525,000	475,084
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (e)	1,275,000	1,032,053
2.500%, TBA (e)	675,000	566,196
3.000%, TBA (e)	1,550,000	1,348,803
5.500%, TBA (e)	550,000	546,266
6.000%, TBA (e)	175,000	177,782

		70,090,647

U.S. Treasury—8.3%
U.S. Treasury Bonds
1.375%, 11/15/40	2,500,000	1,616,113
1.750%, 08/15/41	2,600,000	1,777,649
1.875%, 11/15/51	650,000	429,838
2.250%, 02/15/52	1,500,000	1,089,844
2.375%, 02/15/42	1,800,000	1,379,250
2.375%, 11/15/49	11,245,000	8,468,012
2.500%, 02/15/45	68,000	51,842
2.875%, 05/15/43	2,550,000	2,101,658
2.875%, 11/15/46 (b)	2,439,000	1,991,787
3.000%, 02/15/48	2,000,000	1,683,750
U.S. Treasury Notes
0.375%, 11/30/25 (f)	9,700,000	8,600,035
0.500%, 11/30/23	1,350,000	1,292,045
1.375%, 01/31/25	15,200,000	14,236,937
2.500%, 03/31/27	5,000,000	4,670,703

		49,389,463

Total U.S. Treasury & Government Agencies (Cost $138,884,171)		119,480,110

Corporate Bonds & Notes—13.2%

Aerospace/Defense—0.1%
BAE Systems plc
3.400%, 04/15/30 (144A)	336,000	290,990
Raytheon Technologies Corp.
4.125%, 11/16/28	502,000	469,023

		760,013

Agriculture—0.2%
BAT International Finance plc
4.448%, 03/16/28	1,224,000	1,090,899

Auto Manufacturers—0.3%
General Motors Co.
6.750%, 04/01/46	298,000	271,332
Hyundai Capital America
2.650%, 02/10/25 (144A) (b)	256,000	238,549
3.000%, 02/10/27 (144A) (b)	458,000	406,719
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	722,019
Volkswagen Group of America Finance LLC
3.350%, 05/13/25 (144A)	305,000	289,299

		1,927,918

Auto Parts & Equipment—0.1%
Lear Corp.
4.250%, 05/15/29	217,000	191,282
Magna International, Inc.
2.450%, 06/15/30 (b)	620,000	502,060

		693,342

Banks—2.7%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (d)	961,000	735,000
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	455,000	452,584
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	527,000	499,327
3.500%, 04/19/26 (b)	441,000	414,278
Barclays plc
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (d)	259,000	187,247
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (d)	250,000	175,510
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (d)	258,000	209,280

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
2.383%, SOFR + 1.248%, 07/21/32 (b) (d)	891,000	$671,801
2.600%, 02/07/30 (b)	667,000	537,853
HSBC Holdings plc
4.000%, 5Y H15 + 3.222%, 03/09/26 (d)	200,000	160,000
4.700%, 5Y H15 + 3.250%, 03/09/31 (b) (d)	332,000	235,775
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (d)	1,450,000	1,100,282
2.739%, SOFR + 1.510%, 10/15/30 (d)	277,000	225,226
2.963%, SOFR + 1.260%, 01/25/33 (d)	555,000	436,277
3.782%, 3M LIBOR + 1.337%, 02/01/28 (d)	1,110,000	1,017,686
3.897%, 3M LIBOR + 1.220%, 01/23/49 (d)	320,000	236,955
Macquarie Group, Ltd.
4.442%, SOFR + 2.405%, 06/21/33 (144A) (b) (d)	1,713,000	1,459,831
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (d)	920,000	712,910
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (d)	718,000	582,133
2.943%, SOFR + 1.290%, 01/21/33 (d)	919,000	726,528
3.875%, 04/29/24 (b)	191,000	187,507
4.000%, 07/23/25	352,000	340,699
Royal Bank of Canada
1.150%, 06/10/25 (b)	850,000	767,023
State Street Corp.
2.901%, SOFR + 2.600%, 03/30/26 (d)	108,000	101,942
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,260,105
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (d)	1,883,000	1,368,503
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (d)	1,499,000	1,215,641

		16,017,903

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	208,000	177,601
8.000%, 11/15/39	868,000	1,032,535
Constellation Brands, Inc.
3.500%, 05/09/27 (b)	456,000	421,393
Diageo Capital plc
2.375%, 10/24/29	835,000	698,315
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 (b)	93,000	79,125

		2,408,969

Building Materials—0.2%
Carrier Global Corp.
3.377%, 04/05/40	665,000	480,767
Martin Marietta Materials, Inc.
2.500%, 03/15/30	56,000	44,980
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	854,577
Vulcan Materials Co.
3.500%, 06/01/30 (b)	115,000	98,366

		1,478,690

Chemicals—0.1%
RPM International, Inc.
2.950%, 01/15/32	443,000	340,944
Sherwin-Williams Co. (The)
2.300%, 05/15/30 (b)	461,000	368,214

		709,158

Commercial Services—0.6%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	764,000	708,215
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	602,000	628,451
Experian Finance plc
4.250%, 02/01/29 (144A)	533,000	483,302
Global Payments, Inc.
1.200%, 03/01/26 (b)	583,000	501,756
2.900%, 11/15/31	467,000	357,054
RELX Capital, Inc.
3.000%, 05/22/30	174,000	146,798
Verisk Analytics, Inc.
4.125%, 03/15/29	570,000	519,960

		3,345,536

Cosmetics/Personal Care—0.1%
GSK Consumer Healthcare Capital U.S. LLC
3.375%, 03/24/29 (144A) (b)	542,000	472,379

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 (b)	1,700,000	1,434,132
3.650%, 07/21/27 (b)	320,000	279,448
4.875%, 01/16/24	150,000	147,566
Air Lease Corp.
2.200%, 01/15/27 (b)	410,000	347,139
2.875%, 01/15/32 (b)	538,000	405,494
Avolon Holdings Funding, Ltd.
3.250%, 02/15/27 (144A)	640,000	535,964
4.375%, 05/01/26 (144A)	215,000	192,327
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (d)	1,091,000	912,220
3.750%, 03/09/27 (b)	554,000	510,012
Intercontinental Exchange, Inc.
2.100%, 06/15/30 (b)	657,000	524,793
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28	310,000	294,723
Raymond James Financial, Inc.
4.950%, 07/15/46	696,000	613,299

		6,197,117

Electric—0.8%
Duke Energy Corp.
2.650%, 09/01/26 (b)	99,000	89,815
4.500%, 08/15/32	875,000	791,281
Enel Finance International NV
2.650%, 09/10/24 (144A)	334,000	316,116

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Evergy, Inc.
2.900%, 09/15/29	505,000	$417,200
Exelon Corp.
4.050%, 04/15/30 (b)	533,000	483,088
FirstEnergy Corp.
3.400%, 03/01/50	330,000	216,150
Georgia Power Co.
3.700%, 01/30/50	44,000	31,893
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	275,000	218,190
4.300%, 01/15/26 (144A)	422,000	405,091
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29	646,000	664,171
Pacific Gas & Electric Co.
2.100%, 08/01/27	145,000	117,213
2.500%, 02/01/31	466,000	339,086
3.000%, 06/15/28 (b)	418,000	344,409
3.300%, 08/01/40 (b)	283,000	181,165
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	297,000	257,725

		4,872,593

Electronics—0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	749,000	569,684

Entertainment—0.1%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (144A)	564,000	422,010
5.141%, 03/15/52 (144A)	493,000	358,321

		780,331

Environmental Control—0.0%
Republic Services, Inc.
1.450%, 02/15/31	272,000	203,079

Gas—0.3%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A) (b)	1,100,000	1,053,321
4.250%, 07/15/27 (144A)	84,000	77,795
East Ohio Gas Co. (The)
2.000%, 06/15/30 (144A)	365,000	283,834
NiSource, Inc.
5.650%, 02/01/45	136,000	125,888

		1,540,838

Healthcare-Products— 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	161,353
Boston Scientific Corp.
2.650%, 06/01/30 (b)	470,000	389,976

		551,329

Healthcare-Services—0.4%
HCA, Inc.
4.125%, 06/15/29	567,000	497,253
4.375%, 03/15/42 (144A)	348,000	260,080
5.125%, 06/15/39	522,000	438,048
Humana, Inc.
3.700%, 03/23/29	543,000	486,936
Laboratory Corp. of America Holdings
4.700%, 02/01/45	152,000	125,640
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	39,746
4.260%, 11/01/47	407,000	325,760

		2,173,463

Insurance—0.7%
AIA Group, Ltd. 3.375%, 04/07/30 (144A)	804,000	714,016
Aon Corp. 3.750%, 05/02/29	1,126,000	1,012,796
Brown & Brown, Inc. 4.200%, 03/17/32	618,000	528,342
Corebridge Financial, Inc. 3.900%, 04/05/32 (144A) (b)	955,000	806,086
Fairfax Financial Holdings, Ltd. 5.625%, 08/16/32 (144A) (b)	870,000	802,166
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A) (b)	331,000	222,703

		4,086,109

Internet—0.1%
Booking Holdings, Inc.
4.625%, 04/13/30	424,000	398,490

Investment Companies—0.3%
Temasek Financial I, Ltd.
2.375%, 01/23/23 (144A)	1,790,000	1,779,296

Lodging—0.3%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	257,000	212,482
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	344,801
2.850%, 04/15/31	2,000	1,570
4.000%, 04/15/28	553,000	500,739
4.625%, 06/15/30 (b)	582,000	525,942

		1,585,534

Machinery-Diversified—0.3%
CNH Industrial Capital LLC
1.875%, 01/15/26 (b)	135,000	120,206
4.200%, 01/15/24 (b)	540,000	531,889
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	248,000	231,173
4.950%, 09/15/28	660,000	610,092

		1,493,360

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 06/01/41	628,000	$401,316
5.250%, 04/01/53	505,000	386,706
5.375%, 05/01/47	132,000	102,106
6.384%, 10/23/35	310,000	284,290
Cox Communications, Inc.
1.800%, 10/01/30 (144A)	404,000	298,083
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	592,000	631,521
Walt Disney Co. (The)
3.500%, 05/13/40	1,021,000	788,461

		2,892,483

Mining—0.4%
Anglo American Capital plc
2.625%, 09/10/30 (144A) (b)	1,340,000	1,031,447
3.875%, 03/16/29 (144A) (b)	200,000	171,863
5.625%, 04/01/30 (144A) (b)	524,000	495,754
Glencore Funding LLC
2.500%, 09/01/30 (144A)	502,000	383,893
2.850%, 04/27/31 (144A) (b)	208,000	160,929
4.125%, 05/30/23 (144A)	416,000	413,363

		2,657,249

Oil & Gas—0.6%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,226,000	996,000
Eni S.p.A.
4.750%, 09/12/28 (144A)	1,046,000	985,135
Equinor ASA
7.750%, 06/15/23 (b)	100,000	102,195
Phillips 66
2.150%, 12/15/30 (b)	904,000	696,498
Valero Energy Corp.
6.625%, 06/15/37	596,000	593,192

		3,373,020

Pharmaceuticals—0.0%
Cigna Corp.
3.200%, 03/15/40 (b)	148,000	106,395

Pipelines—0.5%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	514,000	445,749
Enbridge, Inc. 2.500%, 01/15/25	273,000	256,315
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	522,000	514,888
ONEOK, Inc. 4.950%, 07/13/47	729,000	560,996
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30 (b)	538,000	451,119
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	147,000	133,913
Spectra Energy Partners L.P. 3.375%, 10/15/26	236,000	217,713
Targa Resources Corp. 4.200%, 02/01/33	217,000	180,717

		2,761,410

Real Estate Investment Trusts—0.6%
Boston Properties L.P. 2.550%, 04/01/32	389,000	286,819
Brixmor Operating Partnership L.P. 4.050%, 07/01/30	512,000	431,331
4.125%, 05/15/29 (b)	51,000	44,328
Crown Castle, Inc. 1.350%, 07/15/25 (b)	213,000	191,145
3.650%, 09/01/27	843,000	763,130
Equinix, Inc. 1.800%, 07/15/27	517,000	432,039
2.625%, 11/18/24 (b)	800,000	757,097
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	513,000	467,578
Realty Income Corp. 3.250%, 01/15/31	153,000	130,560

		3,504,027

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A) (b)	619,000	421,637
Best Buy Co., Inc. 4.450%, 10/01/28 (b)	587,000	548,525
Genuine Parts Co. 2.750%, 02/01/32 (b)	814,000	629,997

		1,600,159

Semiconductors—0.4%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	803,000	549,209
3.469%, 04/15/34 (144A)	347,000	260,338
4.150%, 11/15/30	153,000	132,428
4.300%, 11/15/32	395,000	331,656
4.926%, 05/15/37 (144A)	208,000	171,511
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.500%, 05/11/31 (b)	651,000	489,231
3.250%, 05/11/41 (b)	558,000	365,970

		2,300,343

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25 (b)	158,000	151,412

Software—0.1%
Fiserv, Inc. 2.650%, 06/01/30 (b)	198,000	160,529
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	422,000	323,109

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Roper Technologies, Inc.
2.950%, 09/15/29	128,000	$107,757
4.200%, 09/15/28 (b)	222,000	207,356

		798,751

Telecommunications — 0.5%
Rogers Communications, Inc. 3.800%, 03/15/32 (144A)	1,514,000	1,309,385
T-Mobile USA, Inc. 2.050%, 02/15/28	557,000	462,201
4.500%, 04/15/50 (b)	57,000	45,631
Verizon Communications, Inc. 3.150%, 03/22/30	310,000	263,682
4.272%, 01/15/36 (b)	459,000	391,639
4.812%, 03/15/39	573,000	504,341

		2,976,879

Total Corporate Bonds & Notes
(Cost $93,077,029)		78,258,158

Asset-Backed Securities— 4.9%

Asset-Backed - Automobile—0.2%
Credit Acceptance Auto Loan Trust 1.380%, 07/15/30 (144A)	328,000	297,537
Santander Drive Auto Receivables Trust 4.370%, 05/15/25	129,000	128,540
Santander Retail Auto Lease Trust 1.880%, 03/20/24 (144A)	487,000	484,523

		910,600

Asset-Backed—Home Equity — 0.0%
Bayview Financial Revolving Asset Trust 4.713%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d)	178,954	228,122
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	32,915	33,085
Home Equity Loan Trust 4.353%, 12/25/35 (d)	20,344	20,256

		281,463

Asset-Backed - Other—4.7%
ACRES Commercial Realty, Ltd.
4.689%, 1M LIBOR + 1.750%, 01/15/37 (144A) (d)	535,500	515,090
Allegro CLO IV, Ltd.
4.062%, 3M LIBOR + 1.550%, 01/15/30 (144A) (d)	702,748	672,559
American Tower Trust I
3.070%, 03/15/48 (144A)	876,000	869,921
Arbor Realty Commercial Real Estate Notes, Ltd. 4.018%, 1M LIBOR + 1.200%, 12/15/35 (144A) (d)	625,000	603,044
4.385%, SOFR30A + 2.100%, 01/15/37 (144A) (d)	1,466,500	1,418,792
4.418%, 1M LIBOR + 1.600%, 08/15/34 (144A) (d)	522,000	485,460
BDS, Ltd.
4.039%, 1M LIBOR + 1.100%, 08/15/36 (144A) (d)	55,336	55,336
BSPRT Issuer, Ltd.
4.118%, 1M LIBOR + 1.300%, 03/15/36 (144A) (d)	1,463,000	1,420,673
4.335%, SOFR30A + 2.050%, 02/15/37 (144A) (d)	524,000	510,602
4.868%, 1M LIBOR + 2.050%, 12/15/38 (144A) (d)	245,000	236,384
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	340,790	299,197
CHCP FL1, Ltd. 4.336%, 1M TSFR + 1.414%, 02/15/38 (144A) (d)	650,500	634,300
Columbia Cent CLO 28, Ltd. 4.563%, 3M LIBOR + 1.700%, 11/07/30 (144A) (d)	1,026,773	971,454
Cutwater, Ltd. 3.732%, 3M LIBOR + 1.220%, 01/15/29 (144A) (d)	570,456	565,038
Dryden 55 CLO, Ltd. 3.532%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,401,846
Dryden Senior Loan Fund 3.412%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	603,783	591,001
Ladder Capital Commercial Mortgage Trust 4.718%, 1M LIBOR + 1.900%, 12/13/38 (144A) (d)	682,500	661,290
Loancore Issuer, Ltd. 4.568%, 1M LIBOR + 1.750%, 07/15/36 (144A) (d)	1,547,500	1,489,520
4.718%, 1M LIBOR + 1.900%, 11/15/38 (144A) (d)	3,913,500	3,742,957
MF1, Ltd. 4.234%, SOFR30A + 1.950%, 02/19/37 (144A) (d)	650,507	621,788
4.660%, 1M TSFR + 1.814%, 11/15/35 (144A) (d)	363,511	361,766
MidOcean Credit CLO II 4.456%, 3M LIBOR + 1.650%, 01/29/30 (144A) (d)	1,156,232	1,101,638
Neuberger Berman CLO XV 3.862%, 3M LIBOR + 1.350%, 10/15/29 (144A) (d)	508,944	481,047
Neuberger Berman CLO XX, Ltd. 3.672%, 3M LIBOR + 1.160%, 07/15/34 (144A) (d)	600,000	573,287
Oaktree CLO, Ltd. 4.509%, 3M LIBOR + 1.750%, 04/22/30 (144A) (d)	1,503,087	1,408,991
OCP CLO, Ltd. 4.416%, 3M LIBOR + 1.650%, 01/26/34 (144A) (d)	4,041,128	3,756,402
Small Business Administration Participation Certificates 4.350%, 07/01/23	12,071	12,013
4.770%, 04/01/24	1,445	1,430
4.950%, 03/01/25	9,191	9,232
4.990%, 09/01/24	3,869	3,799
5.110%, 08/01/25	12,590	12,483
5.180%, 05/01/24	1,829	1,817
5.520%, 06/01/24	4,306	4,315
STWD, Ltd.
4.085%, SOFR30A + 1.800%, 11/15/38 (144A) (d)	1,507,000	1,450,917
Verizon Owner Trust
1.980%, 07/22/24	782,000	770,138
Voya, Ltd.
3.962%, 3M LIBOR + 1.450%, 10/15/30 (144A) (d)	584,168	547,169

		28,262,696

Total Asset-Backed Securities (Cost $30,695,793)		29,454,759

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—2.0%

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust 3.000%, 02/25/59	240,529	$220,241
3.250%, 11/25/61	182,560	165,360
3.500%, 08/25/58	77,444	71,580
3.500%, 10/25/58	186,477	175,196

		632,377

Commercial Mortgage-Backed Securities—1.9%
AREIT Trust 4.134%, SOFR30A + 1.850%, 01/16/37 (144A) (d)	892,000	845,282
4.336%, 1M TSFR + 1.414%, 09/14/36 (144A) (d)	1,953,000	1,911,095
BXMT, Ltd. 4.118%, 1M LIBOR + 1.300%, 05/15/38 (144A) (d)	1,532,500	1,499,964
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,246,912
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	703,609
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,529,177
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	478,189
Ready Capital Mortgage Financing LLC 4.084%, 1M LIBOR + 1.000%, 04/25/38 (144A) † (d)	751,998	741,293
4.884%, 1M LIBOR + 1.800%, 11/25/36 (144A) † (d)	320,000	301,168
UBS Commercial Mortgage Trust 2.921%, 10/15/52	743,153	629,005
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,706,327	1,628,252

		11,513,946

Total Mortgage-Backed Securities (Cost $12,934,499)		12,146,323

Convertible Preferred Stocks—0.8%

Auto Components—0.2%
Aptiv plc 5.500%, 06/15/23	11,000	1,047,200

Health Care Equipment & Supplies—0.3%
Boston Scientific Corp. 5.500%, 06/01/23	19,658	1,989,783

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. 5.250%, 06/01/23	1,603	1,803,214

Total Convertible Preferred Stocks (Cost $4,686,735)		4,840,197

Preferred Stocks—0.6%

Household Products—0.4%
Henkel AG & Co. KGaA	44,510	2,660,467

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co., Ltd.	27,270	$887,325

Total Preferred Stocks (Cost $4,912,578)		3,547,792

Municipals—0.4%
New Jersey Economic Development Authority
7.425%, 02/15/29	800,000	856,355
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,284,605
State Board of Administration Finance Corp.
2.154%, 07/01/30	436,000	350,043

Total Municipals (Cost $2,552,005)		2,491,003

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $17,454,117; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/24, with a market value of $17,801,690.	17,452,517	17,452,517

Total Short-Term Investments (Cost $17,452,517)		17,452,517

Securities Lending Reinvestments (g)—4.7%

Certificates of Deposit—0.3%
Barclays Bank plc
3.430%, SOFR + 0.450%, 10/07/22 (d)	1,000,000	1,000,044
BNP Paribas S.A.
3.470%, SOFR + 0.510%, 03/15/23 (d)	1,000,000	1,000,318

		2,000,362

Repurchase Agreements—1.0%
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $1,500,895; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $1,533,826.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $2,601,618; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $2,849,730.	2,600,000	2,600,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $347,399; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $354,347.	347,314	347,314

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $700,440; collateralized by various Common Stock with an aggregate market value of $779,518.	700,000	$700,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $600,370; collateralized by various Common Stock with an aggregate market value of $667,471.	600,000	600,000

		5,747,314

Mutual Funds—3.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (h)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (h)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (h)	5,000,000	5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $27,747,314)		27,747,676

Total Investments—105.8% (Cost $615,278,834)		629,498,388
Other assets and liabilities (net)—(5.8)%		(34,776,247)

Net Assets—100.0%		$594,722,141

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $1,042,461, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $33,325,771 and the collateral received consisted of cash in the amount of $27,747,314 and non-cash collateral with a value of $7,172,174. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Interest only security.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $513,342.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $58,064,650, which is 9.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ready Capital Mortgage Financing LLC, 4.084%, 04/25/38	03/19/21	$751,998	$751,998	$741,293
Ready Capital Mortgage Financing LLC, 4.884%, 11/25/36	11/12/21	320,000	320,000	301,168

				$1,042,461

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/30/22	40	USD	8,215,625	$(129,686)
U.S. Treasury Note 5 Year Futures	12/30/22	192	USD	20,641,500	(717,701)
U.S. Treasury Ultra Long Bond Futures	12/20/22	38	USD	5,206,000	(410,107)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	(51)	USD	(6,042,703)	217,542

Net Unrealized Depreciation					$(1,039,952)

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation

(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,402,291	$—	$—	$8,402,291
Auto Components	5,478,645	—	—	5,478,645
Banks	27,057,740	—	—	27,057,740
Beverages	3,911,367	—	—	3,911,367
Biotechnology	2,261,597	—	—	2,261,597
Building Products	10,816,730	—	—	10,816,730
Capital Markets	38,357,248	—	—	38,357,248
Chemicals	8,146,646	—	—	8,146,646
Construction Materials	1,944,091	—	—	1,944,091
Distributors	3,492,118	—	—	3,492,118
Electric Utilities	13,285,628	—	—	13,285,628
Electrical Equipment	12,330,447	—	—	12,330,447
Entertainment	2,377,499	—	—	2,377,499
Equity Real Estate Investment Trusts	2,018,498	—	—	2,018,498
Food & Staples Retailing	3,864,541	—	—	3,864,541
Food Products	7,428,231	1,389,618	—	8,817,849
Health Care Equipment & Supplies	6,252,745	—	—	6,252,745
Health Care Providers & Services	17,684,318	—	—	17,684,318
Hotels, Restaurants & Leisure	2,183,590	—	—	2,183,590
Household Products	1,046,172	—	—	1,046,172
Industrial Conglomerates	4,923,277	—	—	4,923,277
Insurance	18,944,533	—	—	18,944,533
Interactive Media & Services	3,058,696	—	—	3,058,696
IT Services	14,037,813	—	—	14,037,813
Life Sciences Tools & Services	10,331,442	—	—	10,331,442

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$5,748,871	$—	$—	$5,748,871
Media	9,673,955	—	—	9,673,955
Metals & Mining	—	919,642	—	919,642
Multiline Retail	817,689	—	—	817,689
Oil, Gas & Consumable Fuels	15,523,861	—	—	15,523,861
Pharmaceuticals	20,110,011	5,101,193	—	25,211,204
Professional Services	1,091,838	—	—	1,091,838
Road & Rail	5,743,878	—	—	5,743,878
Semiconductors & Semiconductor Equipment	13,432,925	—	—	13,432,925
Software	13,243,922	—	—	13,243,922
Specialty Retail	1,490,694	—	—	1,490,694
Tobacco	5,354,311	—	—	5,354,311
Wireless Telecommunication Services	4,801,542	—	—	4,801,542
Total Common Stocks	326,669,400	7,410,453	—	334,079,853
Total U.S. Treasury & Government Agencies*	—	119,480,110	—	119,480,110
Total Corporate Bonds & Notes*	—	78,258,158	—	78,258,158
Total Asset-Backed Securities*	—	29,454,759	—	29,454,759
Total Mortgage-Backed Securities*	—	12,146,323	—	12,146,323
Convertible Preferred Stocks
Auto Components	1,047,200	—	—	1,047,200
Health Care Equipment & Supplies	1,989,783	—	—	1,989,783
Wireless Telecommunication Services	—	1,803,214	—	1,803,214
Total Convertible Preferred Stocks	3,036,983	1,803,214	—	4,840,197
Total Preferred Stocks*	—	3,547,792	—	3,547,792
Total Municipals*	—	2,491,003	—	2,491,003
Total Short-Term Investment*	—	17,452,517	—	17,452,517
Securities Lending Reinvestments
Certificates of Deposit	—	2,000,362	—	2,000,362
Repurchase Agreements	—	5,747,314	—	5,747,314
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	7,747,676	—	27,747,676
Total Investments	$349,706,383	$279,792,005	$—	$629,498,388

Collateral for Securities Loaned (Liability)	$—	$(27,747,314)	$—	$(27,747,314)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$217,542	$—	$—	$217,542
Futures Contracts (Unrealized Depreciation)	(1,257,494)	—	—	(1,257,494)
Total Futures Contracts	$(1,039,952)	$—	$—	$(1,039,952)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-233

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
General Dynamics Corp.	175,895	$37,319,642
Northrop Grumman Corp. (a)	161,041	75,740,803
Raytheon Technologies Corp.	200,931	16,448,212

		129,508,657

Banks—6.1%
Citigroup, Inc.	665,730	27,740,969
JPMorgan Chase & Co.	827,691	86,493,710
PNC Financial Services Group, Inc. (The)	198,694	29,688,857
Truist Financial Corp.	359,448	15,650,366

		159,573,902

Beverages—2.6%
Diageo plc	909,915	38,139,767
PepsiCo, Inc.	190,442	31,091,561

		69,231,328

Building Products—2.9%
Johnson Controls International plc	684,687	33,700,294
Masco Corp. (a)	350,745	16,376,284
Trane Technologies plc	185,588	26,874,998

		76,951,576

Capital Markets—7.2%
BlackRock, Inc. (a)	63,117	34,732,023
Goldman Sachs Group, Inc. (The)	76,495	22,416,860
KKR & Co., Inc.	337,243	14,501,449
Moody’s Corp.	73,046	17,758,213
Morgan Stanley (a)	619,863	48,975,375
Nasdaq, Inc.	910,644	51,615,302

		189,999,222

Chemicals—4.0%
DuPont de Nemours, Inc.	594,336	29,954,534
International Flavors & Fragrances, Inc. (a)	109,280	9,925,902
PPG Industries, Inc.	331,059	36,644,921
Sherwin-Williams Co. (The)	134,421	27,522,700

		104,048,057

Consumer Finance—1.5%
American Express Co.	287,614	38,802,005

Electric Utilities—5.2%
American Electric Power Co., Inc.	184,808	15,976,652
Duke Energy Corp.	588,373	54,730,456
Southern Co. (The)	752,346	51,159,528
Xcel Energy, Inc.	211,636	13,544,704

		135,411,340

Electrical Equipment—1.5%
Eaton Corp. plc	292,551	39,014,601

Equity Real Estate Investment Trusts—0.7%
Prologis, Inc.	64,751	6,578,702

Equity Real Estate Investment Trusts—(Continued)
Public Storage	38,814	11,365,127

		17,943,829

Food Products—1.8%
Archer-Daniels-Midland Co.	116,898	9,404,444
Nestle S.A.	352,230	38,139,330

		47,543,774

Health Care Equipment & Supplies—3.7%
Abbott Laboratories	373,142	36,105,220
Boston Scientific Corp. (b)	756,202	29,287,704
Medtronic plc	390,247	31,512,445

		96,905,369

Health Care Providers & Services—4.4%
Cigna Corp.	266,634	73,982,936
McKesson Corp.	122,002	41,464,820

		115,447,756

Hotels, Restaurants & Leisure—1.1%
Marriott International, Inc. - Class A (a)	200,988	28,166,458

Household Products—1.3%
Kimberly-Clark Corp.	185,813	20,911,395
Reckitt Benckiser Group plc	198,403	13,112,733

		34,024,128

Industrial Conglomerates—2.2%
Honeywell International, Inc.	338,303	56,486,452

Insurance—10.7%
Aon plc - Class A	248,184	66,481,048
Chubb, Ltd.	313,006	56,929,531
Marsh & McLennan Cos., Inc.	404,812	60,434,384
Progressive Corp. (The)	522,754	60,749,242
Travelers Cos., Inc. (The)	242,057	37,083,133

		281,677,338

IT Services—1.9%
Accenture plc - Class A	196,101	50,456,787

Life Sciences Tools & Services—2.9%
Danaher Corp.	91,665	23,676,153
Thermo Fisher Scientific, Inc.	104,279	52,889,266

		76,565,419

Machinery—2.9%
Illinois Tool Works, Inc.	218,591	39,488,464
Otis Worldwide Corp.	117,403	7,490,312
PACCAR, Inc.	193,241	16,172,339
Stanley Black & Decker, Inc. (a)	169,629	12,757,797

		75,908,912

BHFTII-234

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—3.0%
Charter Communications, Inc. - Class A (a) (b)	84,366	$25,592,426
Comcast Corp. - Class A	1,811,186	53,122,086

		78,714,512

Multi-Utilities—1.6%
Dominion Energy, Inc. (a)	606,456	41,912,174

Multiline Retail—1.3%
Target Corp.	222,104	32,958,013

Oil, Gas & Consumable Fuels—4.6%
ConocoPhillips	537,175	54,974,489
EOG Resources, Inc.	211,105	23,586,762
Pioneer Natural Resources Co. (a)	193,913	41,987,982

		120,549,233

Pharmaceuticals—7.9%
Johnson & Johnson	538,042	87,894,541
Merck & Co., Inc.	545,611	46,988,019
Pfizer, Inc.	1,412,131	61,794,853
Roche Holding AG (a)	33,609	10,958,518

		207,635,931

Professional Services—1.2%
Equifax, Inc. (a)	179,413	30,756,771

Road & Rail—2.5%
Canadian National Railway Co.	150,166	16,216,426
Union Pacific Corp.	247,601	48,237,627

		64,454,053

Semiconductors & Semiconductor Equipment—5.2%
Analog Devices, Inc.	132,890	18,516,893
KLA Corp. (a)	94,494	28,596,719
NXP Semiconductors NV	166,397	24,545,221
Texas Instruments, Inc.	416,631	64,486,146

		136,144,979

Specialty Retail—1.9%
Lowe’s Cos., Inc.	271,625	51,013,891

Total Common Stocks (Cost $2,013,032,637)		2,587,806,467

Short-Term Investment—1.3%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $33,119,104; collateralized by U.S. Treasury Note at 3.526%, maturing 01/31/24, with a market value of $33,778,446.	33,116,068	$33,116,068

Total Short-Term Investments (Cost $33,116,068)		33,116,068

Securities Lending Reinvestments (c)—5.5%

Certificates of Deposit—1.8%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	5,000,000	5,000,000
Bank of Nova Scotia 3.470%, SOFR + 0.510%, 03/15/23 (d)	2,000,000	2,000,000
Barclays Bank plc
3.290%, SOFR + 0.330%, 10/20/22 (d)	4,000,000	4,000,220
3.430%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,088
BNP Paribas S.A. 3.470%, SOFR + 0.510%, 03/15/23 (d)	3,000,000	3,000,954
Canadian Imperial Bank of Commerce (NY)
3.210%, SOFR + 0.250%, 02/03/23 (d)	2,000,000	1,999,817
3.460%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,002,149
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	2,000,000	1,999,704
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (d)	2,000,000	2,000,526
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	1,000,000	1,000,158
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	4,000,000	4,003,580
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	1,000,000	1,000,057
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	2,000,000	2,000,238
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (d)	2,000,000	2,000,444
Sumitomo Mitsui Trust Bank, Ltd.
3.300%, SOFR + 0.340%, 10/11/22 (d)	2,000,000	2,000,084
3.410%, SOFR + 0.450%, 02/24/23 (d)	3,000,000	3,002,517
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	2,000,000	2,000,114
Toronto-Dominion Bank (The)
3.230%, SOFR + 0.250%, 02/09/23 (d)	1,000,000	999,936
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	2,000,000	2,000,920
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,999,380

		47,010,886

Commercial Paper—0.1%
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (d)	3,000,000	3,002,814

BHFTII-235

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	1,000,000	$1,000,160

		4,002,974

Repurchase Agreements—3.2%
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $28,450,264; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $29,019,269.	28,443,271	28,443,271
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $5,003,111; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $5,480,250.	5,000,000	5,000,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $28,651,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $29,224,025	28,643,963	28,643,963
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $17,004,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $17,344,292.	17,000,000	17,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $700,440; collateralized by various Common Stock with an aggregate market value of $779,518.	700,000	700,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,400,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,449,632.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000

		83,187,234

Time Deposits—0.2%
Credit Industrial et Commercial 3.090%, 10/06/22	3,000,000	3,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	3,000,000	3,000,000

		6,000,000

Mutual Funds—0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $145,187,234)		145,201,094

Total Investments—105.5% (Cost $2,191,335,939)		2,766,123,629
Other assets and liabilities (net)—(5.5)%		(143,687,215)

Net Assets—100.0%		$2,622,436,414

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $141,057,681 and the collateral received consisted of cash in the amount of $145,187,234. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-236

Brighthouse Funds Trust II

MFS® Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$129,508,657	$—	$—	$129,508,657
Banks	159,573,902	—	—	159,573,902
Beverages	31,091,561	38,139,767	—	69,231,328
Building Products	76,951,576	—	—	76,951,576
Capital Markets	189,999,222	—	—	189,999,222
Chemicals	104,048,057	—	—	104,048,057
Consumer Finance	38,802,005	—	—	38,802,005
Electric Utilities	135,411,340	—	—	135,411,340
Electrical Equipment	39,014,601	—	—	39,014,601
Equity Real Estate Investment Trusts	17,943,829	—	—	17,943,829
Food Products	9,404,444	38,139,330	—	47,543,774
Health Care Equipment & Supplies	96,905,369	—	—	96,905,369
Health Care Providers & Services	115,447,756	—	—	115,447,756
Hotels, Restaurants & Leisure	28,166,458	—	—	28,166,458
Household Products	20,911,395	13,112,733	—	34,024,128
Industrial Conglomerates	56,486,452	—	—	56,486,452
Insurance	281,677,338	—	—	281,677,338
IT Services	50,456,787	—	—	50,456,787
Life Sciences Tools & Services	76,565,419	—	—	76,565,419
Machinery	75,908,912	—	—	75,908,912
Media	78,714,512	—	—	78,714,512
Multi-Utilities	41,912,174	—	—	41,912,174
Multiline Retail	32,958,013	—	—	32,958,013
Oil, Gas & Consumable Fuels	120,549,233	—	—	120,549,233
Pharmaceuticals	196,677,413	10,958,518	—	207,635,931
Professional Services	30,756,771	—	—	30,756,771
Road & Rail	64,454,053	—	—	64,454,053
Semiconductors & Semiconductor Equipment	136,144,979	—	—	136,144,979
Specialty Retail	51,013,891	—	—	51,013,891
Total Common Stocks	2,487,456,119	100,350,348	—	2,587,806,467
Total Short-Term Investment*	—	33,116,068	—	33,116,068
Securities Lending Reinvestments
Certificates of Deposit	—	47,010,886	—	47,010,886
Commercial Paper	—	4,002,974	—	4,002,974
Repurchase Agreements	—	83,187,234	—	83,187,234
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	140,201,094	—	145,201,094
Total Investments	$2,492,456,119	$273,667,510	$—	$2,766,123,629

Collateral for Securities Loaned (Liability)	$—	$(145,187,234)	$—	$(145,187,234)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-237

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.9%
Forward Air Corp.	84,544	$7,630,941

Airlines—0.2%
Allegiant Travel Co. (a)	25,560	1,865,369

Auto Components—3.0%
Fox Factory Holding Corp. (a)	155,759	12,317,422
LCI Industries	79,209	8,036,545
XPEL, Inc. (a)	89,680	5,778,979

		26,132,946

Banks—11.2%
Bank of Hawaii Corp.	151,940	11,565,673
BOK Financial Corp.	89,157	7,922,491
Columbia Banking System, Inc.	32,148	928,756
Community Bank System, Inc.	155,324	9,331,866
Cullen/Frost Bankers, Inc.	91,959	12,158,819
CVB Financial Corp.	332,613	8,421,761
First Financial Bankshares, Inc.	254,939	10,664,098
First Hawaiian, Inc.	32,437	798,923
Glacier Bancorp, Inc.	253,435	12,451,262
Lakeland Financial Corp.	91,325	6,649,373
Prosperity Bancshares, Inc.	107,910	7,195,439
Stock Yards Bancorp, Inc.	106,287	7,228,579
United Community Banks, Inc.	21,079	697,715

		96,014,755

Biotechnology—0.4%
Abcam plc (a)	223,056	3,327,462

Building Products—2.0%
AAON, Inc.	83,316	4,489,066
CSW Industrials, Inc.	63,020	7,549,796
Hayward Holdings, Inc. (a)	538,945	4,780,442

		16,819,304

Capital Markets—1.7%
Artisan Partners Asset Management, Inc. - Class A	76,457	2,058,987
Hamilton Lane, Inc. - Class A	47,268	2,817,646
Houlihan Lokey, Inc.	67,900	5,118,302
MarketAxess Holdings, Inc.	22,168	4,932,158

		14,927,093

Chemicals—1.4%
Chase Corp.	53,588	4,478,349
Quaker Chemical Corp.	53,893	7,781,071

		12,259,420

Commercial Services & Supplies—4.6%
Driven Brands Holdings, Inc. (a)	297,784	8,331,996
IAA, Inc. (a)	330,067	10,512,634
Rollins, Inc.	256,063	8,880,265
Tetra Tech, Inc.	89,435	11,495,081

		39,219,976

Communications Equipment—1.2%
NetScout Systems, Inc. (a)	340,045	10,650,209

Construction & Engineering—1.9%
Valmont Industries, Inc.	59,243	15,913,855

Construction Materials—1.1%
Eagle Materials, Inc.	91,653	9,823,369

Containers & Packaging—0.9%
AptarGroup, Inc.	77,747	7,388,297

Distributors—2.6%
Pool Corp.	69,105	21,989,902

Diversified Consumer Services—0.5%
Bright Horizons Family Solutions, Inc. (a)	68,635	3,956,808

Electronic Equipment, Instruments & Components—4.5%
Advanced Energy Industries, Inc.	63,146	4,888,132
Littelfuse, Inc.	59,553	11,832,585
National Instruments Corp.	136,515	5,152,076
Novanta, Inc. (a)	101,486	11,736,856
Zebra Technologies Corp. - Class A (a)	19,768	5,179,414

		38,789,063

Food & Staples Retailing—0.6%
Grocery Outlet Holding Corp. (a)	142,593	4,746,921

Food Products—0.3%
UTZ Brands, Inc.	187,445	2,830,419

Health Care Equipment & Supplies—3.7%
Atrion Corp.	12,957	7,320,705
Haemonetics Corp. (a)	199,314	14,755,215
IDEXX Laboratories, Inc. (a)	15,899	5,179,894
Neogen Corp. (a)	57,000	796,290
UFP Technologies, Inc. (a)	41,158	3,533,003

		31,585,107

Health Care Providers & Services—1.7%
Chemed Corp.	32,679	14,266,344

Health Care Technology—1.0%
Certara, Inc. (a)	85,766	1,138,973
Definitive Healthcare Corp. (a)	151,008	2,346,664
Simulations Plus, Inc.	97,987	4,756,289

		8,241,926

Hotels, Restaurants & Leisure—1.1%
Texas Roadhouse, Inc.	104,160	9,089,002

Household Products—1.8%
Church & Dwight Co., Inc.	90,449	6,461,677
WD-40 Co.	51,042	8,970,121

		15,431,798

BHFTII-238

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.6%
AMERISAFE, Inc.	86,206	$4,028,406
RLI Corp.	98,788	10,113,916

		14,142,322

IT Services—1.2%
Jack Henry & Associates, Inc.	57,033	10,395,405

Life Sciences Tools & Services—4.4%
Bio-Techne Corp.	61,967	17,598,628
ICON plc (a)	33,463	6,149,830
West Pharmaceutical Services, Inc.	58,655	14,433,823

		38,182,281

Machinery—7.7%
Graco, Inc.	118,928	7,129,734
Hillman Solutions Corp. (a)	279,852	2,110,084
Kadant, Inc.	55,302	9,224,927
Lindsay Corp.	49,423	7,081,327
Nordson Corp.	42,491	9,019,565
Omega Flex, Inc.	29,315	2,715,155
RBC Bearings, Inc. (a)	83,022	17,252,802
Toro Co. (The)	138,069	11,940,207

		66,473,801

Marine—1.4%
Kirby Corp. (a)	204,889	12,451,105

Media—3.7%
Cable One, Inc.	6,150	5,246,257
Nexstar Media Group, Inc. - Class A	115,274	19,233,467
TechTarget, Inc. (a)	129,664	7,676,109

		32,155,833

Oil, Gas & Consumable Fuels—2.4%
Matador Resources Co.	137,061	6,705,024
Southwestern Energy Co. (a)	995,019	6,089,516
Texas Pacific Land Corp.	4,342	7,716,733

		20,511,273

Professional Services—3.3%
CRA International, Inc.	3,225	286,186
Exponent, Inc.	172,946	15,162,176
FTI Consulting, Inc. (a)	78,038	12,931,677

		28,380,039

Real Estate Management & Development—1.4%
FirstService Corp.	97,540	11,608,235

Semiconductors & Semiconductor Equipment—4.8%
FormFactor, Inc. (a)	131,409	3,291,795
Lattice Semiconductor Corp. (a)	314,270	15,465,227
MKS Instruments, Inc.	104,225	8,613,154

Semiconductors & Semiconductor Equipment—(Continued)
Power Integrations, Inc.	215,087	13,834,396

		41,204,572

Software—12.6%
Altair Engineering, Inc. - Class A (a)	77,366	3,421,125
American Software, Inc. - Class A	200,341	3,069,224
Aspen Technology, Inc. (a)	58,990	14,051,418
CommVault Systems, Inc. (a)	34,380	1,823,515
Fair Isaac Corp. (a)	35,348	14,563,729
Manhattan Associates, Inc. (a)	146,120	19,438,344
Model N, Inc. (a)	201,258	6,889,061
Qualys, Inc. (a)	130,078	18,131,572
SPS Commerce, Inc. (a)	124,177	15,426,509
Tyler Technologies, Inc. (a)	24,405	8,480,738
Vertex, Inc. - Class A (a)	220,739	3,017,502

		108,312,737

Specialty Retail—3.8%
Asbury Automotive Group, Inc. (a)	73,576	11,117,334
Floor & Decor Holdings, Inc. - Class A (a)	98,206	6,899,953
Lithia Motors, Inc.	26,326	5,648,243
Petco Health & Wellness Co., Inc. (a)	227,874	2,543,074
Tractor Supply Co.	35,777	6,650,229

		32,858,833

Trading Companies & Distributors—2.3%
Richelieu Hardware, Ltd.	150,600	4,178,881
SiteOne Landscape Supply, Inc. (a)	41,697	4,342,326
Transcat, Inc. (a)	46,795	3,541,914
Watsco, Inc.	30,916	7,959,633

		20,022,754

Total Common Stocks (Cost $581,036,992)		849,599,476

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $10,567,928; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $10,778,311.	10,566,959	10,566,959

Total Short-Term Investments (Cost $10,566,959)		10,566,959

Total Investments—100.2% (Cost $591,603,951)		860,166,435
Other assets and liabilities (net)—(0.2)%		(1,380,808)

Net Assets—100.0%		$858,785,627

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-239

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$7,630,941	$—	$—	$7,630,941
Airlines	1,865,369	—	—	1,865,369
Auto Components	26,132,946	—	—	26,132,946
Banks	96,014,755	—	—	96,014,755
Biotechnology	—	3,327,462	—	3,327,462
Building Products	16,819,304	—	—	16,819,304
Capital Markets	14,927,093	—	—	14,927,093
Chemicals	12,259,420	—	—	12,259,420
Commercial Services & Supplies	39,219,976	—	—	39,219,976
Communications Equipment	10,650,209	—	—	10,650,209
Construction & Engineering	15,913,855	—	—	15,913,855
Construction Materials	9,823,369	—	—	9,823,369
Containers & Packaging	7,388,297	—	—	7,388,297
Distributors	21,989,902	—	—	21,989,902
Diversified Consumer Services	3,956,808	—	—	3,956,808
Electronic Equipment, Instruments & Components	38,789,063	—	—	38,789,063
Food & Staples Retailing	4,746,921	—	—	4,746,921
Food Products	2,830,419	—	—	2,830,419
Health Care Equipment & Supplies	31,585,107	—	—	31,585,107
Health Care Providers & Services	14,266,344	—	—	14,266,344
Health Care Technology	8,241,926	—	—	8,241,926
Hotels, Restaurants & Leisure	9,089,002	—	—	9,089,002
Household Products	15,431,798	—	—	15,431,798
Insurance	14,142,322	—	—	14,142,322
IT Services	10,395,405	—	—	10,395,405
Life Sciences Tools & Services	38,182,281	—	—	38,182,281
Machinery	66,473,801	—	—	66,473,801
Marine	12,451,105	—	—	12,451,105
Media	32,155,833	—	—	32,155,833
Oil, Gas & Consumable Fuels	20,511,273	—	—	20,511,273
Professional Services	28,380,039	—	—	28,380,039
Real Estate Management & Development	11,608,235	—	—	11,608,235
Semiconductors & Semiconductor Equipment	41,204,572	—	—	41,204,572
Software	108,312,737	—	—	108,312,737
Specialty Retail	32,858,833	—	—	32,858,833
Trading Companies & Distributors	15,843,873	4,178,881	—	20,022,754
Total Common Stocks	842,093,133	7,506,343	—	849,599,476
Total Short-Term Investment*	—	10,566,959	—	10,566,959
Total Investments	$842,093,133	$18,073,302	$—	$860,166,435

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-240

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a)	150,274	$12,982,513

Air Freight & Logistics—0.6%
FedEx Corp. (a)	65,351	9,702,663

Automobiles—8.5%
Ferrari NV (a)	110,609	20,462,665
Rivian Automotive, Inc. - Class A (a) (b)	1,990,758	65,515,846
Tesla, Inc. (a) (b)	242,590	64,346,997

		150,325,508

Biotechnology—1.0%
Argenx SE (ADR) (b)	32,390	11,435,289
Moderna, Inc. (a) (b)	47,966	5,671,980

		17,107,269

Commercial Services & Supplies—0.3%
Cintas Corp. (a)	15,783	6,126,803

Electrical Equipment—0.6%
Generac Holdings, Inc. (a) (b)	55,334	9,857,199

Electronic Equipment, Instruments & Components—1.1%
Teledyne Technologies, Inc. (b)	59,845	20,195,892

Entertainment—2.0%
Netflix, Inc. (b)	72,923	17,168,991
Sea, Ltd. (ADR) (a) (b)	140,108	7,853,054
Spotify Technology S.A. (b)	120,437	10,393,713

		35,415,758

Health Care Equipment & Supplies—2.8%
Align Technology, Inc. (a) (b)	23,208	4,806,609
Insulet Corp. (a) (b)	23,378	5,362,913
Intuitive Surgical, Inc. (b)	130,367	24,435,990
Stryker Corp. (a)	74,711	15,131,966

		49,737,478

Health Care Providers & Services—6.6%
Cigna Corp.	56,996	15,814,680
HCA Healthcare, Inc.	43,286	7,955,534
Humana, Inc.	42,619	20,678,313
UnitedHealth Group, Inc.	140,523	70,969,736

		115,418,263

Hotels, Restaurants & Leisure—4.2%
Booking Holdings, Inc. (b)	7,825	12,858,118
Chipotle Mexican Grill, Inc. (a) (b)	16,742	25,159,208
Expedia Group, Inc. (b)	110,764	10,377,479
Las Vegas Sands Corp. (a) (b)	375,416	14,085,608
Wynn Resorts, Ltd. (a) (b)	174,349	10,989,218

		73,469,631

Interactive Media & Services—9.9%
Alphabet, Inc. - Class A (b)	870,120	83,226,978
Alphabet, Inc. - Class C (b)	701,060	67,406,919
Match Group, Inc. (b)	159,421	7,612,353
Meta Platforms, Inc. - Class A (b)	114,549	15,542,008

		173,788,258

Internet & Direct Marketing Retail—11.2%
Amazon.com, Inc. (b)	1,614,920	182,485,960
Coupang, Inc. (a) (b)	545,502	9,093,518
DoorDash, Inc. - Class A (a) (b)	87,255	4,314,760
Maplebear, Inc. † (b) (c) (d)	17,978	871,573
Maplebear, Inc. (Non-Voting Shares) † (b) (c) (d)	939	45,523

		196,811,334

IT Services—7.2%
Block, Inc. (Australian Depositary Receipts) (b)	96,448	4,994,699
Fiserv, Inc. (b)	267,182	25,000,220
Global Payments, Inc. (a)	84,620	9,143,191
MasterCard, Inc. - Class A	135,090	38,411,490
MongoDB, Inc. (a) (b)	21,603	4,289,492
Stripe, Inc. - Class B † (b) (c) (d)	63,278	1,457,925
Visa, Inc. - Class A (a)	246,301	43,755,372

		127,052,389

Leisure Products—0.2%
Peloton Interactive, Inc. - Class A (a) (b)	397,735	2,756,304

Life Sciences Tools & Services—0.7%
Avantor, Inc. (b)	373,865	7,327,754
Danaher Corp. (a)	22,700	5,863,183

		13,190,937

Pharmaceuticals—2.3%
AstraZeneca plc (ADR)	91,467	5,016,050
Eli Lilly and Co.	107,529	34,769,502

		39,785,552

Professional Services—0.9%
TransUnion	170,131	10,121,093
Verisk Analytics, Inc. (a)	36,525	6,228,608

		16,349,701

Road & Rail—0.5%
Old Dominion Freight Line, Inc. (a)	37,250	9,266,683

Semiconductors & Semiconductor Equipment—4.9%
Advanced Micro Devices, Inc. (b)	312,243	19,783,717
ASML Holding NV	82,112	34,105,219
NVIDIA Corp.	268,729	32,621,013

		86,509,949

Software—22.1%
Atlassian Corp. plc - Class A (b)	72,199	15,204,387
Bill.com Holdings, Inc. (a) (b)	20,823	2,756,340

BHFTII-241

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T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Black Knight, Inc. (b)	243,056	$15,733,015
Ceridian HCM Holding, Inc. (a) (b)	116,561	6,513,429
Epic Games, Inc. † (b) (c) (d)	7,860	6,523,643
Hashicorp, Inc. - Class A (a) (b)	30,645	986,463
Intuit, Inc.	113,953	44,136,276
Magic Leap, Inc. - Class A † (b) (c) (d)	10,914	209,569
Microsoft Corp.	882,009	205,419,896
Monday.com, Ltd. (a) (b)	26,981	3,058,027
Roper Technologies, Inc.	42,089	15,136,888
Salesforce, Inc. (b)	207,708	29,876,719
SentinelOne, Inc. - Class A (a) (b)	290,779	7,432,311
ServiceNow, Inc. (b)	69,365	26,192,918
Trade Desk, Inc. (The) - Class A (b)	177,299	10,593,615

		389,773,496

Specialty Retail—2.2%
Carvana Co. (a) (b)	109,980	2,232,594
Floor & Decor Holdings, Inc. - Class A (a) (b)	87,165	6,124,213
Ross Stores, Inc.	366,853	30,914,702

		39,271,509

Technology Hardware, Storage & Peripherals—7.3%
Apple, Inc.	936,115	129,371,093
Celonis SE (Escrow Shares) (b)	1,219	0

		129,371,093

Textiles, Apparel & Luxury Goods—0.3%
Lululemon Athletica, Inc. (b)	16,850	4,710,586

Total Common Stocks (Cost $1,450,236,781)		1,728,976,768

Convertible Preferred Stocks—1.3%

Automobiles—0.8%
GM Cruise Holdings LLC - Series F † (b) (c) (d)	196,100	5,686,900
Nuro, Inc. - Series C † (b) (c) (d)	179,741	3,746,830
Sila Nano, Inc. - Series F † (b) (c) (d)	52,110	1,624,269
Waymo LLC - Series A-2 † (b) (c) (d)	26,511	2,431,642

		13,489,641

Internet & Direct Marketing Retail—0.5%
ANT International Co., Ltd. - Class C † (b) (c) (d)	2,147,070	4,229,728
Maplebear, Inc.
Series A † (b) (c) (d)	2,525	122,412
Series B † (b) (c) (d)	36,727	1,780,525
Rappi, Inc. - Series E † (b) (c) (d)	52,748	2,718,104

		8,850,769

Total Convertible Preferred Stocks (Cost $23,607,524)		22,340,410

Short-Term Investments—0.8%
Security Description	Shares/ Principal Amount*	Value

Mutual Funds—0.8%
T. Rowe Price Government Reserve Fund (e)	14,454,845	14,454,845

Total Short-Term Investments (Cost $14,454,845)		14,454,845

Securities Lending Reinvestments (f)—16.7%

Certificates of Deposit—6.4%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (g)	5,000,000	5,000,000
Bank of Nova Scotia
3.470%, SOFR + 0.510%, 03/15/23 (g)	5,000,000	5,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (g)	2,000,000	2,000,913
3.640%, SOFR + 0.680%, 08/16/23 (g)	1,000,000	1,001,338
Barclays Bank plc 3.290%, SOFR + 0.330%, 10/20/22 (g)	2,000,000	2,000,110
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (g)	4,000,000	3,999,520
3.470%, SOFR + 0.510%, 03/15/23 (g)	5,000,000	5,001,590
Canadian Imperial Bank of Commerce (NY)
3.210%, SOFR + 0.250%, 02/03/23 (g)	4,000,000	3,999,633
3.460%, SOFR + 0.500%, 03/03/23 (g)	4,000,000	4,002,866
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (g)	6,000,000	5,999,112
Commonwealth Bank of Australia 3.340%, SOFR + 0.380%, 03/30/23 (g)	2,000,000	2,000,000
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (g)	4,000,000	4,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (g)	4,000,000	4,000,468
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (g)	3,000,000	2,999,967
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (g)	1,000,000	1,000,026
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (g)	4,000,000	4,003,580
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (g)	6,000,000	6,000,000
MUFG Bank Ltd. (NY) 3.580%, SOFR + 0.600%, 01/25/23 (g)	5,000,000	5,004,800
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (g)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (g)	5,000,000	5,003,964
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (g)	2,000,000	2,000,114
Royal Bank of Canada
3.210%, SOFR + 0.250%, 01/11/23 (g)	3,000,000	3,000,357
3.640%, FEDEFF PRV + 0.560%, 04/10/23 (g)	2,000,000	2,001,958
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (g)	2,000,000	2,000,508
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (g)	2,000,000	2,000,444

BHFTII-242

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	$1,985,300
3.500%, SOFR + 0.540%, 01/10/23 (g)	3,000,000	3,002,904
Svenska Handelsbanken AB
3.330%, SOFR + 0.350%, 10/13/22 (g)	5,000,000	5,000,285
3.580%, SOFR + 0.600%, 04/12/23 (g)	2,000,000	2,002,664
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (g)	4,000,000	3,999,745
Westpac Banking Corp.
3.190%, SOFR + 0.230%, 02/17/23 (g)	7,000,000	6,997,830
3.510%, SOFR + 0.550%, 02/22/23 (g)	2,000,000	2,001,916

		112,012,228

Commercial Paper—1.3%
Australia & New Zealand Banking Group, Ltd. 3.380%, SOFR + 0.420%, 12/19/22 (g)	3,000,000	3,001,047
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (g)	5,000,000	5,004,690
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (g)	4,000,000	4,000,640
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (g)	6,000,000	6,000,000
United Overseas Bank, Ltd. 3.530%, SOFR + 0.550%, 02/03/23 (g)	4,000,000	4,003,612

		22,009,989

Repurchase Agreements—5.9%
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,500,384; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $1,533,826.	1,500,000	1,500,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $9,505,671; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $9,714,232.	9,500,000	9,500,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $24,014,933; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $26,305,202.	24,000,000	24,000,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $40,097,671; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $40,899,625.	40,087,816	40,087,816

Repurchase Agreements—(Continued)
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $10,002,475; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $10,202,525.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,000,629; collateralized by various Common Stock with an aggregate market value of $1,113,597.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $3,800,950; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $3,878,584.	3,800,000	3,800,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $10,002,542; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $11,110,642.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,400,870; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $3,777,618.	3,400,000	3,400,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $1,000,616; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000

		104,287,816

Time Deposits—0.7%
Credit Industrial et Commercial 3.090%, 10/06/22	5,000,000	5,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (g)	8,000,000	8,000,000

		13,000,000

Mutual Funds—2.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (h)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (h)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (h)	5,000,000	5,000,000

BHFTII-243

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T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (h)	10,000,000	$10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (h)	10,000,000	10,000,000

		43,000,000

Total Securities Lending Reinvestments (Cost $294,274,214)		294,310,033

Total Investments—116.9% (Cost $1,782,573,364)		2,060,082,056
Other assets and liabilities (net)—(16.9)%		(298,055,355)

Net Assets—100.0%		$1,762,026,701

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $31,448,643, which is 1.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $285,839,477 and the collateral received consisted of cash in the amount of $294,270,707. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 1.8% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	2,147,070	$8,183,290	$4,229,728
Epic Games, Inc.	06/18/20	7,860	4,519,500	6,523,643
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	5,686,900
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	209,569
Maplebear, Inc.	08/07/20	17,978	832,991	871,573
Maplebear, Inc. - Series A	11/18/20	2,525	154,056	122,412
Maplebear, Inc. - Series B	07/02/20	36,727	1,766,271	1,780,525
Maplebear, Inc. (Non-Voting Shares)	08/07/20	939	43,508	45,523
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	3,746,830
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	2,718,104
Sila Nano, Inc. - Series F	01/07/21	52,110	2,150,726	1,624,269
Stripe, Inc. - Class B	12/17/19	63,278	992,832	1,457,925
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,431,642

				$31,448,643

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-244

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$12,982,513	$—	$12,982,513
Air Freight & Logistics	9,702,663	—	—	9,702,663
Automobiles	150,325,508	—	—	150,325,508
Biotechnology	17,107,269	—	—	17,107,269
Commercial Services & Supplies	6,126,803	—	—	6,126,803
Electrical Equipment	9,857,199	—	—	9,857,199
Electronic Equipment, Instruments & Components	20,195,892	—	—	20,195,892
Entertainment	35,415,758	—	—	35,415,758
Health Care Equipment & Supplies	49,737,478	—	—	49,737,478
Health Care Providers & Services	115,418,263	—	—	115,418,263
Hotels, Restaurants & Leisure	73,469,631	—	—	73,469,631
Interactive Media & Services	173,788,258	—	—	173,788,258
Internet & Direct Marketing Retail	195,894,238	—	917,096	196,811,334
IT Services	120,599,765	4,994,699	1,457,925	127,052,389
Leisure Products	2,756,304	—	—	2,756,304
Life Sciences Tools & Services	13,190,937	—	—	13,190,937
Pharmaceuticals	39,785,552	—	—	39,785,552
Professional Services	16,349,701	—	—	16,349,701
Road & Rail	9,266,683	—	—	9,266,683
Semiconductors & Semiconductor Equipment	86,509,949	—	—	86,509,949
Software	383,040,284	—	6,733,212	389,773,496
Specialty Retail	39,271,509	—	—	39,271,509
Technology Hardware, Storage & Peripherals	129,371,093	0	—	129,371,093
Textiles, Apparel & Luxury Goods	4,710,586	—	—	4,710,586
Total Common Stocks	1,701,891,323	17,977,212	9,108,233	1,728,976,768
Total Convertible Preferred Stocks*	—	—	22,340,410	22,340,410
Total Short-Term Investments*	14,454,845	—	—	14,454,845
Securities Lending Reinvestments
Certificates of Deposit	—	112,012,228	—	112,012,228
Commercial Paper	—	22,009,989	—	22,009,989
Repurchase Agreements	—	104,287,816	—	104,287,816
Time Deposits	—	13,000,000	—	13,000,000
Mutual Funds	43,000,000	—	—	43,000,000
Total Securities Lending Reinvestments	43,000,000	251,310,033	—	294,310,033
Total Investments	$1,759,346,168	$269,287,245	$31,448,643	$2,060,082,056

Collateral for Securities Loaned (Liability)	$—	$(294,270,707)	$—	$(294,270,707)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-245

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2022
Common Stocks
Internet & Direct Marketing Retail	$2,246,394	$(1,329,298)	$917,096	$(1,329,298)
IT Services	4,090,923	(2,632,998)	1,457,925	(2,632,998)
Software	7,767,844	(1,034,632)	6,733,212	(1,034,632)
Convertible Preferred Stocks
Automobiles	13,496,433	(6,792)	13,489,641	(6,792)
Internet & Direct Marketing Retail	15,921,722	(7,070,953)	8,850,769	(7,070,953)

	$43,523,316	$(12,074,673)	$31,448,643	$(12,074,673)

	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet & Direct Marketing Retail	$917,096	Market Transaction Method	Precedent Transaction	$118.75	$125.00	$121.88	Increase
		Comparable Company Analysis	Enterprise Value/GMV	0.29x	0.41x	0.33x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
IT Services	1,457,925	Comparable Company Analysis	Enterprise Value/Gross Profit	16.4x	21.7x	19.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	6,523,643	Market Transaction Method	Precedent Transaction	$930.00	$930.00	$930.00	Increase
		Comparable Company Analysis	Enterprise Value/Sales	4.4x	5.3x	4.9x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	209,569	Market Transaction Method	Precedent Transaction (Split Adj.)	$19.20	$19.20	$19.20	Increase
Convertible Preferred Stocks
Automobiles	5,686,900	Market Transaction Method	Tender Offer	$29.00	$29.00	$29.00	Increase
	3,746,830	Market Transaction Method	Precedent Transaction	$20.85	$20.85	$20.85	Increase
	1,624,269	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
			Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	2,431,642	Market Transaction Method	Precedent Transaction	$91.72	$91.72	$91.72	Increase
Internet & Direct Marketing Retail	4,229,728	Comparable Company Analysis	Price/Earnings Multiple	7.1x	19.9x	12.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	1,902,937	Market Transaction Method	Precedent Transaction	$118.75	$125.00	$121.88	Increase
		Comparable Company Analysis	Enterprise Value/GMV	0.29x	0.41x	0.33x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	2,718,104	Market Transaction Method	Precedent Transaction	$64.42	$64.42	$64.42	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	3.3x	4.8x	4.1x	Increase
			Enterprise Value/GMV	0.5x	0.7x	0.6x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease

BHFTII-246

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Cadre Holdings, Inc. (a)	27,300	$656,838
Curtiss-Wright Corp.	39,248	5,461,752
Hexcel Corp. (a)	78,151	4,041,970
Mercury Systems, Inc. (a) (b)	47,669	1,935,361
Moog, Inc. - Class A	24,439	1,719,284
Woodward, Inc. (a)	9,775	784,541

		14,599,746

Air Freight & Logistics—0.4%
GXO Logistics, Inc. (b)	113,514	3,979,801

Auto Components—0.5%
Dorman Products, Inc. (b)	33,000	2,709,960
LCI Industries	12,784	1,297,065
Patrick Industries, Inc. (a)	23,728	1,040,235

		5,047,260

Banks—0.7%
Bancorp, Inc. (The) (b)	57,328	1,260,069
First Bancorp	34,977	1,279,459
Metropolitan Bank Holding Corp. (a) (b)	17,173	1,105,254
Signature Bank	10,731	1,620,381
Western Alliance Bancorp	40,058	2,633,413

		7,898,576

Beverages—0.6%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,465	1,445,097
Coca-Cola Consolidated, Inc.	11,591	4,772,363

		6,217,460

Biotechnology—10.6%
ACADIA Pharmaceuticals, Inc. (b)	119,864	1,960,975
Agios Pharmaceuticals, Inc. (a) (b)	45,687	1,292,028
Alector, Inc. (b)	49,782	470,938
Alkermes plc (b)	176,015	3,930,415
Allogene Therapeutics, Inc. (a) (b)	61,692	666,274
Amicus Therapeutics, Inc. (a) (b)	167,196	1,745,526
Apellis Pharmaceuticals, Inc. (a) (b)	70,497	4,814,945
Biohaven Pharmaceutical Holding Co., Ltd. (b)	40,103	6,062,370
Blueprint Medicines Corp. (b)	63,971	4,215,049
C4 Therapeutics, Inc. (a) (b)	12,500	109,625
CareDx, Inc. (b)	48,487	825,249
Cerevel Therapeutics Holdings, Inc. (a) (b)	70,166	1,982,891
ChemoCentryx, Inc. (b)	35,522	1,835,067
CRISPR Therapeutics AG (a) (b)	60,182	3,932,894
Cytokinetics, Inc. (a) (b)	63,700	3,086,265
Denali Therapeutics, Inc. (b)	65,948	2,023,944
Exelixis, Inc. (b)	108,006	1,693,534
Fate Therapeutics, Inc. (a) (b)	57,610	1,291,040
Generation Bio Co. (a) (b)	68,300	362,673
Global Blood Therapeutics, Inc. (b)	63,580	4,329,798
Halozyme Therapeutics, Inc. (b)	196,339	7,763,244
Horizon Therapeutics plc (b)	73,940	4,576,147
IGM Biosciences, Inc. (a) (b)	22,768	517,744
Insmed, Inc. (a) (b)	174,516	3,759,075

Biotechnology—(Continued)
Intellia Therapeutics, Inc. (b)	55,887	3,127,436
Ionis Pharmaceuticals, Inc. (a) (b)	121,447	5,371,601
Iovance Biotherapeutics, Inc. (b)	94,444	904,774
Karuna Therapeutics, Inc. (b)	20,710	4,658,300
Kymera Therapeutics, Inc. (a) (b)	40,315	877,658
Madrigal Pharmaceuticals, Inc. (b)	4,963	322,545
Mirati Therapeutics, Inc. (b)	29,546	2,063,493
Monte Rosa Therapeutics, Inc. (a) (b)	9,800	80,066
Morphic Holding, Inc. (b)	16,800	475,440
Natera, Inc. (b)	51,000	2,234,820
Neurocrine Biosciences, Inc. (b)	32,046	3,403,606
Nurix Therapeutics, Inc. (a) (b)	23,600	307,508
Prothena Corp. plc (a) (b)	51,805	3,140,937
PTC Therapeutics, Inc. (b)	74,387	3,734,227
Replimune Group, Inc. (a) (b)	52,779	911,493
REVOLUTION Medicines, Inc. (a) (b)	63,356	1,249,380
Rocket Pharmaceuticals, Inc. (a) (b)	44,470	709,741
Sage Therapeutics, Inc. (a) (b)	41,892	1,640,491
Sarepta Therapeutics, Inc. (b)	72,823	8,049,854
Scholar Rock Holding Corp. (a) (b)	54,777	379,605
Seagen, Inc. (b)	16,800	2,298,744
Twist Bioscience Corp. (b)	33,130	1,167,501
Ultragenyx Pharmaceutical, Inc. (b)	63,682	2,637,072
Xencor, Inc. (a) (b)	77,624	2,016,672
Zentalis Pharmaceuticals, Inc. (a) (b)	24,973	540,915

		115,551,589

Building Products—1.9%
AAON, Inc. (a)	41,300	2,225,244
Builders FirstSource, Inc. (b)	109,230	6,435,832
CSW Industrials, Inc. (a)	24,390	2,921,922
Gibraltar Industries, Inc. (a) (b)	23,523	962,796
Trex Co., Inc. (b)	44,569	1,958,362
UFP Industries, Inc.	95,060	6,859,529

		21,363,685

Capital Markets—1.6%
Blue Owl Capital, Inc. (a)	277,600	2,562,248
FactSet Research Systems, Inc.	11,142	4,458,026
LPL Financial Holdings, Inc.	30,141	6,585,206
MarketAxess Holdings, Inc.	15,701	3,493,315

		17,098,795

Chemicals—2.4%
Axalta Coating Systems, Ltd. (b)	168,124	3,540,692
Balchem Corp.	41,200	5,009,096
Chase Corp. (a)	13,062	1,091,591
Element Solutions, Inc.	222,762	3,624,338
HB Fuller Co. (a)	52,918	3,180,372
Ingevity Corp. (b)	47,008	2,850,095
Intrepid Potash, Inc. (a) (b)	8,900	352,173
Livent Corp. (a) (b)	211,405	6,479,563

		26,127,920

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—2.0%
Casella Waste Systems, Inc. - Class A (a) (b)	148,091	$11,312,671
Clean Harbors, Inc. (b)	53,623	5,897,457
IAA, Inc. (a) (b)	103,789	3,305,680
MSA Safety, Inc.	18,006	1,967,696

		22,483,504

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a) (b)	57,845	3,966,432
Ubiquiti, Inc. (a)	3,502	1,028,047

		4,994,479

Construction & Engineering—2.2%
Comfort Systems USA, Inc.	71,002	6,910,625
EMCOR Group, Inc.	56,704	6,548,178
NV5 Global, Inc. (a) (b)	17,100	2,117,322
WillScot Mobile Mini Holdings Corp. (b)	204,600	8,251,518

		23,827,643

Construction Materials—0.3%
Eagle Materials, Inc.	34,497	3,697,388

Consumer Finance—0.2%
SLM Corp.	134,526	1,882,019

Containers & Packaging—0.9%
Berry Global Group, Inc. (b)	44,374	2,064,722
Graphic Packaging Holding Co.	390,100	7,700,574

		9,765,296

Distributors—0.5%
Pool Corp.	17,022	5,416,571

Diversified Consumer Services—0.6%
Bright Horizons Family Solutions, Inc. (b)	16,462	949,034
Carriage Services, Inc.	29,400	945,504
Terminix Global Holdings, Inc. (b)	123,967	4,746,697

		6,641,235

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc. (a)	56,925	2,969,208
Iridium Communications, Inc. (a) (b)	135,549	6,014,309

		8,983,517

Electrical Equipment—0.7%
Atkore, Inc. (b)	72,291	5,624,963
Shoals Technologies Group, Inc. - Class A (b)	83,900	1,808,045

		7,433,008

Electronic Equipment, Instruments & Components—2.6%
Advanced Energy Industries, Inc.	55,757	4,316,149
Cognex Corp.	30,835	1,278,111
ePlus, Inc. (a) (b)	33,734	1,401,310
Fabrinet (b)	56,884	5,429,578
Littelfuse, Inc.	15,521	3,083,868

Electronic Equipment, Instruments & Components—(Continued)
Novanta, Inc. (a) (b)	56,771	6,565,566
Teledyne Technologies, Inc. (b)	12,528	4,227,824
Zebra Technologies Corp. - Class A (b)	10,371	2,717,306

		29,019,712

Energy Equipment & Services—0.6%
Cactus, Inc. - Class A (a)	77,694	2,985,780
ChampionX Corp. (a)	65,836	1,288,411
Nabors Industries, Ltd. (b)	12,800	1,298,560
Weatherford International plc (b)	48,100	1,553,149

		7,125,900

Entertainment—0.4%
Endeavor Group Holdings, Inc. - Class A (b)	113,000	2,289,380
World Wrestling Entertainment, Inc. - Class A	29,300	2,055,981

		4,345,361

Equity Real Estate Investment Trusts—2.7%
Equity LifeStyle Properties, Inc.	62,414	3,922,096
First Industrial Realty Trust, Inc.	97,530	4,370,319
Innovative Industrial Properties, Inc.	11,038	976,863
Life Storage, Inc.	83,740	9,275,043
Rexford Industrial Realty, Inc.	52,507	2,730,364
Ryman Hospitality Properties, Inc.	43,860	3,227,657
Terreno Realty Corp.	99,981	5,297,993

		29,800,335

Food & Staples Retailing—1.7%
BJ’s Wholesale Club Holdings, Inc. (b)	142,058	10,343,243
Casey’s General Stores, Inc.	12,974	2,627,495
Performance Food Group Co. (b)	133,598	5,738,034

		18,708,772

Food Products—1.6%
Darling Ingredients, Inc. (b)	51,292	3,392,966
Hostess Brands, Inc. (a) (b)	86,400	2,007,936
Post Holdings, Inc. (b)	83,600	6,847,676
Simply Good Foods Co. (The) (b)	159,200	5,092,808

		17,341,386

Health Care Equipment & Supplies—6.2%
AtriCure, Inc. (b)	50,432	1,971,891
CONMED Corp. (a)	33,380	2,676,075
Globus Medical, Inc. - Class A (b)	106,399	6,338,189
Haemonetics Corp. (b)	46,947	3,475,486
ICU Medical, Inc. (a) (b)	31,765	4,783,809
Inari Medical, Inc. (a) (b)	34,905	2,535,499
Inspire Medical Systems, Inc. (b)	31,559	5,597,620
iRhythm Technologies, Inc. (b)	30,700	3,846,096
Lantheus Holdings, Inc. (b)	79,221	5,571,613
Merit Medical Systems, Inc. (a) (b)	106,632	6,025,774
Omnicell, Inc. (a) (b)	59,100	5,143,473
Penumbra, Inc. (a) (b)	15,589	2,955,674
PROCEPT BioRobotics Corp. (a) (b)	30,800	1,276,968

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Shockwave Medical, Inc. (b)	34,113	$9,485,802
STERIS plc (a)	23,406	3,891,950
Tandem Diabetes Care, Inc. (a) (b)	47,259	2,261,343

		67,837,262

Health Care Providers & Services—4.6%
Addus HomeCare Corp. (a) (b)	48,605	4,629,140
Amedisys, Inc. (b)	32,485	3,144,223
AMN Healthcare Services, Inc. (b)	77,166	8,176,509
Cano Health, Inc. (b)	90,200	782,034
Chemed Corp.	4,070	1,776,799
Corvel Corp. (b)	34,704	4,804,075
Ensign Group, Inc. (The)	107,757	8,566,681
ModivCare, Inc. (b)	20,457	2,039,154
Molina Healthcare, Inc. (b)	27,159	8,958,125
Option Care Health, Inc. (b)	160,069	5,037,371
Pennant Group Inc. (The) (a) (b)	49,672	517,086
U.S. Physical Therapy, Inc. (a)	31,746	2,413,331

		50,844,528

Health Care Technology—0.3%
Evolent Health, Inc. - Class A (b)	87,800	3,154,654

Hotels, Restaurants & Leisure—5.5%
Bloomin’ Brands, Inc. (a)	87,605	1,605,800
Boyd Gaming Corp.	118,772	5,659,486
Choice Hotels International, Inc. (a)	63,484	6,952,768
Churchill Downs, Inc.	37,840	6,968,236
Domino’s Pizza, Inc.	4,960	1,538,592
Everi Holdings, Inc. (b)	141,000	2,287,020
Hilton Grand Vacations, Inc. (b)	88,364	2,906,292
Papa John’s International, Inc. (a)	61,642	4,315,557
Planet Fitness, Inc. - Class A (b)	69,379	4,000,393
Red Rock Resorts, Inc. - Class A	90,613	3,104,401
SeaWorld Entertainment, Inc. (b)	49,335	2,245,236
Six Flags Entertainment Corp. (a) (b)	38,819	687,096
Texas Roadhouse, Inc.	81,387	7,101,830
Travel and Leisure Co.	61,986	2,114,962
Vail Resorts, Inc.	15,313	3,302,095
Wendy’s Co. (The)	319,554	5,972,464

		60,762,228

Household Durables—1.5%
Cavco Industries, Inc. (b)	18,330	3,771,581
Helen of Troy, Ltd. (b)	10,851	1,046,470
Skyline Champion Corp. (b)	53,024	2,803,379
Tempur Sealy International, Inc.	123,077	2,971,079
TopBuild Corp. (b)	33,076	5,450,263

		16,042,772

Independent Power and Renewable Electricity Producers—0.7%
Clearway Energy, Inc. - Class C	81,383	2,592,048
NextEra Energy Partners L.P.	37,100	2,682,701
Ormat Technologies, Inc. (a)	22,304	1,922,605

		7,197,354

Insurance—1.6%
BRP Group, Inc. - Class A (b)	53,000	1,396,550
Palomar Holdings, Inc. (a) (b)	67,857	5,680,988
Primerica, Inc.	47,298	5,838,938
Ryan Specialty Group Holdings, Inc. - Class A (b)	119,000	4,833,780

		17,750,256

Interactive Media & Services—0.3%
Ziff Davis, Inc. (b)	43,804	2,999,698

IT Services—3.0%
Broadridge Financial Solutions, Inc.	22,193	3,202,894
Concentrix Corp.	45,600	5,090,328
Euronet Worldwide, Inc. (b)	35,913	2,720,769
EVERTEC, Inc.	62,147	1,948,308
ExlService Holdings, Inc. (b)	58,945	8,686,135
Gartner, Inc. (b)	10,623	2,939,278
Perficient, Inc. (a) (b)	52,331	3,402,562
SS&C Technologies Holdings, Inc.	54,158	2,586,044
Switch, Inc. - Class A (a)	70,656	2,380,401

		32,956,719

Leisure Products—0.7%
Brunswick Corp.	14,260	933,317
Mattel, Inc. (a) (b)	349,263	6,615,041

		7,548,358

Life Sciences Tools & Services—2.7%
Adaptive Biotechnologies Corp. (b)	65,759	468,204
Azenta, Inc. (a)	18,361	786,952
Bruker Corp.	34,991	1,856,622
Charles River Laboratories International, Inc. (b)	20,667	4,067,266
Maravai LifeSciences Holdings, Inc. - Class A (b)	112,069	2,861,122
Medpace Holdings, Inc. (b)	43,326	6,809,547
NeoGenomics, Inc. (b)	83,873	722,147
Repligen Corp. (a) (b)	38,086	7,126,271
West Pharmaceutical Services, Inc.	17,769	4,372,596

		29,070,727

Machinery—3.8%
Albany International Corp. - Class A (a)	42,169	3,324,182
Evoqua Water Technologies Corp. (b)	69,600	2,301,672
Federal Signal Corp.	51,179	1,910,000
Graco, Inc.	18,001	1,079,160
John Bean Technologies Corp.	50,358	4,330,788
Kadant, Inc. (a)	31,633	5,276,701
Lincoln Electric Holdings, Inc.	31,178	3,919,698
RBC Bearings, Inc. (a) (b)	30,805	6,401,587
SPX Technologies, Inc. (a) (b)	73,114	4,037,355
Toro Co. (The) (a)	51,197	4,427,517
Watts Water Technologies, Inc. - Class A	40,873	5,138,962

		42,147,622

Media—1.1%
Cable One, Inc.	430	366,812
Nexstar Media Group, Inc. - Class A (a)	45,209	7,543,122

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
TechTarget, Inc. (a) (b)	50,405	$2,983,976
Thryv Holdings, Inc. (b)	62,815	1,434,066

		12,327,976

Metals & Mining—0.3%
Alpha Metallurgical Resources, Inc.	16,700	2,285,228
Arconic Corp. (b)	56,607	964,583

		3,249,811

Oil, Gas & Consumable Fuels—3.0%
APA Corp.	22,809	779,840
Arch Resources, Inc.	13,794	1,635,968
Centrus Energy Corp. - Class A (a) (b)	18,600	762,228
Enviva, Inc. (a)	38,400	2,306,304
Magnolia Oil & Gas Corp. - Class A (a)	299,002	5,923,230
Matador Resources Co. (a)	104,185	5,096,730
PBF Energy, Inc. - Class A (b)	59,600	2,095,536
PDC Energy, Inc.	31,159	1,800,679
Range Resources Corp.	86,125	2,175,518
SM Energy Co.	143,951	5,413,997
Targa Resources Corp. (a)	55,654	3,358,162
Texas Pacific Land Corp. (a)	940	1,670,596

		33,018,788

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.	92,775	4,749,152

Personal Products—0.8%
BellRing Brands, Inc. (b)	107,059	2,206,486
Coty, Inc. - Class A (b)	357,300	2,258,136
Inter Parfums, Inc. (a)	51,200	3,863,552

		8,328,174

Pharmaceuticals—1.4%
Amphastar Pharmaceuticals, Inc. (a) (b)	99,800	2,804,380
Arvinas, Inc. (a) (b)	39,091	1,739,159
Catalent, Inc. (b)	59,234	4,286,172
Intra-Cellular Therapies, Inc. (b)	37,800	1,758,834
Pacira BioSciences, Inc. (a) (b)	42,920	2,282,915
Supernus Pharmaceuticals, Inc. (a) (b)	61,085	2,067,727

		14,939,187

Professional Services—3.3%
ASGN, Inc. (a) (b)	49,872	4,506,933
Booz Allen Hamilton Holding Corp.	65,477	6,046,801
CACI International, Inc. - Class A (b)	30,932	8,075,108
CBIZ, Inc. (b)	71,000	3,037,380
Exponent, Inc.	86,099	7,548,299
Insperity, Inc.	66,348	6,773,467

		35,987,988

Road & Rail—1.4%
Landstar System, Inc. (a)	27,745	4,005,546
Saia, Inc. (a) (b)	46,147	8,767,930

Road & Rail—(Continued)
XPO Logistics, Inc. (b)	50,556	2,250,753

		15,024,229

Semiconductors & Semiconductor Equipment—4.6%
Axcelis Technologies, Inc. (b)	55,604	3,367,378
Cirrus Logic, Inc. (b)	40,702	2,800,298
Diodes, Inc. (a) (b)	63,886	4,146,840
Entegris, Inc.	40,835	3,390,122
FormFactor, Inc. (b)	136,168	3,411,008
Kulicke & Soffa Industries, Inc. (a)	70,554	2,718,446
Lattice Semiconductor Corp. (b)	164,769	8,108,283
MaxLinear, Inc. (a) (b)	110,406	3,601,444
MKS Instruments, Inc. (a)	46,663	3,856,230
Monolithic Power Systems, Inc.	7,001	2,544,163
Onto Innovation, Inc. (b)	58,641	3,755,956
Power Integrations, Inc. (a)	84,057	5,406,546
Synaptics, Inc. (a) (b)	35,049	3,470,201

		50,576,915

Software—8.1%
A10 Networks, Inc. (a)	125,400	1,664,058
ACI Worldwide, Inc. (b)	71,679	1,498,091
Alarm.com Holdings, Inc. (b)	30,088	1,951,508
Altair Engineering, Inc. - Class A (a) (b)	28,509	1,260,668
Aspen Technology, Inc. (a) (b)	12,004	2,859,353
Box, Inc. - Class A (b)	178,196	4,346,200
Consensus Cloud Solutions, Inc. (a) (b)	16,070	760,111
Descartes Systems Group, Inc. (The) (b)	107,798	6,848,407
Digital Turbine, Inc. (a) (b)	89,045	1,283,139
DoubleVerify Holdings, Inc. (b)	41,235	1,127,777
Envestnet, Inc. (a) (b)	71,132	3,158,261
Fair Isaac Corp. (b)	13,619	5,611,164
Fortinet, Inc. (b)	53,280	2,617,646
Informatica, Inc. - Class A (a) (b)	82,700	1,659,789
Manhattan Associates, Inc. (b)	82,364	10,956,883
NCR Corp. (b)	104,007	1,977,173
Paylocity Holding Corp. (a) (b)	24,450	5,906,631
PTC, Inc. (a) (b)	37,518	3,924,383
Qualys, Inc. (b)	47,132	6,569,730
Rapid7, Inc. (a) (b)	41,749	1,791,032
Sapiens International Corp. NV (a)	128,062	2,456,229
SPS Commerce, Inc. (a) (b)	59,731	7,420,382
Tenable Holdings, Inc. (b)	93,559	3,255,853
Teradata Corp. (a) (b)	55,682	1,729,483
Tyler Technologies, Inc. (b)	12,704	4,414,640
Workiva, Inc. (a) (b)	22,948	1,785,354

		88,833,945

Specialty Retail—2.2%
Academy Sports & Outdoors, Inc. (a)	53,625	2,261,902
Asbury Automotive Group, Inc. (a) (b)	11,956	1,806,552
Burlington Stores, Inc. (b)	7,689	860,322
Dick’s Sporting Goods, Inc. (a)	31,664	3,313,321
Floor & Decor Holdings, Inc. - Class A (a) (b)	8,943	628,335
Murphy USA, Inc.	26,838	7,378,035

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
National Vision Holdings, Inc. (a) (b)	42,051	$1,372,965
Penske Automotive Group, Inc. (a)	43,300	4,262,019
Victoria’s Secret & Co. (a) (b)	64,915	1,890,325

		23,773,776

Technology Hardware, Storage & Peripherals—0.7%
Pure Storage, Inc. - Class A (b)	272,365	7,454,630

Textiles, Apparel & Luxury Goods—1.2%
Capri Holdings, Ltd. (b)	84,817	3,260,365
Crocs, Inc. (a) (b)	72,360	4,968,238
Deckers Outdoor Corp. (b)	15,824	4,946,741

		13,175,344

Trading Companies & Distributors—1.2%
Herc Holdings, Inc.	30,911	3,211,035
McGrath RentCorp (a)	18,054	1,514,008
SiteOne Landscape Supply, Inc. (a) (b)	49,436	5,148,265
Watsco, Inc. (a)	14,491	3,730,853

		13,604,161

Water Utilities—0.1%
Middlesex Water Co. (a)	7,507	579,540

Total Common Stocks (Cost $1,029,494,877)		1,083,286,752

Short-Term Investments—1.2%

Mutual Funds—1.2%
T. Rowe Price Government Reserve Fund	12,745,103	12,745,103

Total Short-Term Investments (Cost $12,745,103)		12,745,103

Securities Lending Reinvestments (c)—13.0%

Certificates of Deposit—6.8%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (d)	3,000,000	3,000,000
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	3,000,000	3,000,000
Bank of Nova Scotia
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	5,000,000	5,001,429
3.470%, SOFR + 0.510%, 03/15/23 (d)	3,000,000	3,000,000
3.640%, SOFR + 0.680%, 08/16/23 (d)	2,000,000	2,002,676
Barclays Bank plc
3.350%, SOFR + 0.370%, 03/21/23 (d)	5,000,000	4,998,340
3.430%, SOFR + 0.450%, 10/07/22 (d)	3,000,000	3,000,132
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,999,760
3.470%, SOFR + 0.510%, 03/15/23 (d)	3,000,000	3,000,954

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce (NY)
3.210%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,999,725
3.460%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,002,149
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	3,000,000	2,999,556
Commonwealth Bank of Australia
3.350%, SOFR + 0.390%, 11/17/22 (d)	1,000,000	1,000,212
3.360%, SOFR + 0.400%, 11/25/22 (d)	3,000,000	3,000,789
Credit Industriel et Commercial
3.340%, SOFR + 0.380%, 10/25/22 (d)	2,000,000	2,000,234
3.390%, SOFR + 0.430%, 01/06/23 (d)	6,000,000	6,002,754
Mitsubishi UFJ Trust and Banking Corp.
3.520%, SOFR + 0.560%, 02/14/23 (d)	4,000,000	4,003,580
Nordea Bank Abp (NY) 3.480%, SOFR + 0.500%, 02/27/23 (d)	3,000,000	3,002,577
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,508
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (d)	2,000,000	2,000,444
Sumitomo Mitsui Trust Bank, Ltd. 3.300%, SOFR + 0.340%, 10/11/22 (d)	1,000,000	1,000,042
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	2,000,000	2,000,114
Toronto-Dominion Bank (The)
3.230%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,809
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	4,000,000	4,001,840
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,999,380

		75,017,118

Commercial Paper—1.1%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (d)	4,000,000	4,001,004
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (d)	4,000,000	4,003,752
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	1,000,000	1,000,160
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	3,000,000	3,000,000

		12,004,916

Repurchase Agreements—3.7%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $3,000,763; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $3,060,000.	3,000,000	3,000,000

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $7,001,791; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $7,157,856.	7,000,000	$7,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $5,203,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $5,317,264.	5,200,000	5,200,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $6,669,881; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $6,803,279.	6,668,242	6,668,242
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $2,201,384; collateralized by various Common Stock with an aggregate market value of $2,449,914. (d)	2,200,000	2,200,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,700,425; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,735,156.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $800,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $888,851.	800,000	800,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,801,726; collateralized by various Common Stock with an aggregate market value of $3,114,863.	2,800,000	2,800,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $9,989,622; collateralized by various Common Stock with an aggregate market value of $10,988,584.	9,987,000	$9,987,000

		40,355,242

Mutual Funds—1.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $142,355,242)		142,377,276

Total Investments—113.2% (Cost $1,184,595,222)		1,238,409,131
Other assets and liabilities (net)—(13.2)%		(144,209,925)

Net Assets—100.0%		$1,094,199,206

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $138,498,984 and the collateral received consisted of cash in the amount of $142,355,407 and non-cash collateral with a value of $92,525. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,083,286,752	$—	$—	$1,083,286,752
Total Short-Term Investments*	12,745,103	—	—	12,745,103
Securities Lending Reinvestments
Certificates of Deposit	—	75,017,118	—	75,017,118
Commercial Paper	—	12,004,916	—	12,004,916
Repurchase Agreements	—	40,355,242	—	40,355,242
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	127,377,276	—	142,377,276
Total Investments	$1,111,031,855	$127,377,276	$—	$1,238,409,131

Collateral for Securities Loaned (Liability)	$—	$(142,355,407)	$—	$(142,355,407)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-253

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Auto Components—0.1%
Solid Power, Inc. (a)	85,900	$451,834

Chemicals—9.7%
Corteva, Inc.	361,333	20,650,181
FMC Corp.	72,846	7,699,822
Mosaic Co. (The)	222,500	10,753,425
Nutrien, Ltd.	328,623	27,400,586
OCI NV	232,857	8,562,359
Yara International ASA (b)	96,000	3,355,519

		78,421,892

Electrical Equipment—3.2%
ESS Tech, Inc. (a) (b)	191,100	781,599
Fluence Energy, Inc. (a) (b)	34,540	503,938
FREYR Battery S.A. (a) (b)	809,400	11,525,856
Soltec Power Holdings S.A. (a) (b)	119,189	494,087
Stem, Inc. (a) (b)	966,932	12,898,873

		26,204,353

Energy Equipment & Services—4.9%
Baker Hughes Co. (b)	443,700	9,299,952
ChampionX Corp. (b)	331,500	6,487,455
Halliburton Co.	431,000	10,611,220
Liberty Oilfield Services, Inc. (a) (b)	1,080,610	13,702,135

		40,100,762

Food Products—5.1%
Benson Hill, Inc. (a) (b)	493,400	1,351,916
Bunge, Ltd.	246,600	20,361,762
Darling Ingredients, Inc. (a)	116,000	7,673,400
Tyson Foods, Inc. - Class A	183,500	12,098,155

		41,485,233

Independent Power and Renewable Electricity Producers—1.4%
Ormat Technologies, Inc. (b)	129,900	11,197,380

Machinery—2.0%
Chart Industries, Inc. (a) (b)	86,820	16,005,267

Marine—1.3%
Kirby Corp. (a) (b)	176,831	10,746,020

Metals & Mining—23.0%
5E Advanced Materials, Inc. (a) (b)	134,500	1,366,520
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	259,433	10,955,856
Alamos Gold, Inc. - Class A	91,109	675,118
Allkem Ltd. (a)	893,647	7,944,933
Anglo American plc	630,300	19,040,341
Barrick Gold Corp.	702,535	10,889,292
Ecograf, Ltd. (a)	1,436,649	292,067
Eldorado Gold Corp. (a)	509,600	3,072,888
Endeavour Mining plc (b)	445,100	8,210,191
Euro Manganese, Inc. (a)	2,083,907	379,910
First Quantum Minerals, Ltd.	1,202,000	20,405,328
Freeport-McMoRan, Inc.	547,900	14,974,107

Metals & Mining—(Continued)
Glencore plc	4,762,500	25,148,555
Kinross Gold Corp.	1,664,400	6,258,144
MP Materials Corp. (a) (b)	252,285	6,887,381
Newmont Corp.	250,085	10,511,073
Nouveau Monde Graphite, Inc. (a)	177,133	956,518
Piedmont Lithium, Inc. (a) (b)	140,708	7,526,471
Sibanye Stillwater, Ltd. (ADR) (b)	1,200,100	11,184,932
Talon Metals Corp. (a) (b)	1,540,800	538,195
Vale S.A. (ADR) (b)	858,800	11,439,216
Yamana Gold, Inc. (b)	1,649,200	7,470,876

		186,127,912

Mortgage Real Estate Investment Trusts—1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	290,796	8,703,524

Oil, Gas & Consumable Fuels—38.0%
Chesapeake Energy Corp. (b)	210,400	19,821,784
Chevron Corp.	53,000	7,614,510
ConocoPhillips (b)	242,422	24,809,467
Coterra Energy, Inc. (b)	1,036,085	27,062,540
Devon Energy Corp. (b)	495,782	29,811,372
Diamondback Energy, Inc. (b)	198,606	23,924,079
Eni S.p.A. (b)	722,000	7,670,312
EQT Corp. (b)	701,900	28,602,425
Equinor ASA (ADR)	848,000	28,077,280
Excelerate Energy, Inc. - Class A (b)	209,800	4,909,320
Hess Corp. (b)	174,300	18,996,957
Marathon Oil Corp.	368,400	8,318,472
Neste Oyj	113,800	4,935,628
PDC Energy, Inc.	138,800	8,021,252
Pioneer Natural Resources Co. (b)	80,487	17,427,850
Repsol S.A.	697,500	8,026,571
Saras S.p.A. (a)	3,844,100	3,662,910
Shell plc (ADR) (b)	162,300	8,076,048
Valero Energy Corp. (b)	268,400	28,678,540

		308,447,317

Road & Rail—0.7%
TuSimple Holdings, Inc. - Class A (a) (b)	100,150	761,140
Union Pacific Corp.	24,400	4,753,608

		5,514,748

Semiconductors & Semiconductor Equipment—5.8%
Enphase Energy, Inc. (a) (b)	76,400	21,198,708
SolarEdge Technologies, Inc. (a) (b)	112,800	26,108,688

		47,307,396

Specialty Retail—0.6%
EVgo, Inc. (a)	635,000	5,022,850

Total Common Stocks (Cost $648,650,100)		785,736,488

BHFTII-254

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Warrants—0.2%

Security Description	Shares/ Principal Amount*	Value

Electrical Equipment—0.2%
FREYR Battery S.A., Expires 09/01/27 (a)	251,000	$1,403,090

Food Products—0.0%
Benson Hill, Inc., Expires 12/24/25 (a)	125,625	50,250

Total Warrants (Cost $381,941)		1,453,340

Short-Term Investment—2.9%

Mutual Funds—2.9%
Invesco STIC Prime Portfolio, Institutional Class, 2.950% (e)	23,714,483	23,714,483

Total Short-Term Investments (Cost $23,714,483)		23,714,483

Securities Lending Reinvestments (c)—28.5%

Certificates of Deposit—14.6%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	3,000,000	3,000,000
Bank of Nova Scotia
3.470%, SOFR + 0.510%, 03/15/23 (d)	5,000,000	5,000,000
3.640%, SOFR + 0.680%, 08/16/23 (d)	2,000,000	2,002,676
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (d)	3,000,000	3,000,132
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (d)	4,000,000	3,999,520
3.470%, SOFR + 0.510%, 03/15/23 (d)	5,000,000	5,001,590
Canadian Imperial Bank of Commerce (NY) 3.460%, SOFR + 0.500%, 03/03/23 (d)	7,000,000	7,005,015
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	6,000,000	5,999,112
Commonwealth Bank of Australia
3.350%, SOFR + 0.390%, 11/17/22 (d)	5,000,000	5,001,060
3.360%, SOFR + 0.400%, 11/25/22 (d)	3,000,000	3,000,789
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (d)	2,000,000	2,000,312
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	4,000,000	4,000,468
Credit Industriel et Commercial (NY) 3.310%, SOFR + 0.350%, 10/12/22 (d)	3,000,000	3,000,138
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	4,000,000	4,003,580
MUFG Bank Ltd. (NY) 3.490%, SOFR + 0.510%, 02/17/23 (d)	4,000,000	4,003,468
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Nordea Bank Abp (NY)
3.440%, SOFR + 0.460%, 02/13/23 (d)	2,000,000	2,001,334
3.480%, SOFR + 0.500%, 02/27/23 (d)	4,000,000	4,003,436
3.510%, SOFR + 0.550%, 02/21/23 (d)	2,000,000	2,002,140

Certificates of Deposit—(Continued)
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Oversea-Chinese Banking Corp., Ltd. 3.410%, SOFR + 0.430%, 12/06/22 (d)	4,000,000	4,001,384
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (d)	3,000,000	3,000,000
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	5,000,595
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,508
Sumitomo Mitsui Banking Corp.
3.360%, SOFR + 0.400%, 11/02/22 (d)	4,000,000	4,000,912
3.370%, SOFR + 0.410%, 03/06/23 (d)	3,000,000	3,000,666
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.410%, SOFR + 0.450%, 02/24/23 (d)	4,000,000	4,003,356
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	4,000,000	4,000,228
Toronto-Dominion Bank (The)
3.230%, SOFR + 0.250%, 02/09/23 (d)	4,000,000	3,999,745
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	5,002,300
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	4,000,000	3,998,760

		118,018,954

Commercial Paper—2.5%
Australia & New Zealand Banking Group, Ltd.
3.360%, SOFR + 0.400%, 12/01/22 (d)	3,000,000	3,000,753
3.380%, SOFR + 0.420%, 12/19/22 (d)	4,000,000	4,001,396
Macquarie Bank Ltd.
3.420%, SOFR + 0.440%, 11/16/22 (d)	2,000,000	2,000,544
3.560%, SOFR + 0.580%, 02/03/23 (d)	3,000,000	3,002,814
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	5,000,000	5,000,800
United Overseas Bank, Ltd. 3.530%, SOFR + 0.550%, 02/03/23 (d)	3,000,000	3,002,709

		20,009,016

Repurchase Agreements—9.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $5,016,382; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $5,101,400.	5,000,000	5,000,000

BHFTII-255

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $10,106,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $10,327,763.	10,100,000	$10,100,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $7,704,791; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $8,439,586.	7,700,000	7,700,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $33,380,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $34,047,807.	33,371,999	33,371,999
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $10,002,475; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $10,202,525.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $444,426.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $4,502,774; collateralized by various Common Stock with an aggregate market value of $5,006,030.	4,500,000	4,500,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $500,131; collateralized by various Common Stock with an aggregate market value of $550,144.	500,000	500,000

		76,571,999

Time Deposits—0.8%
Credit Industrial et Commercial 3.090%, 10/06/22	2,000,000	2,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	4,500,000	4,500,000

		6,500,000

Mutual Funds—1.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I
2.940% (e)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $231,058,397)		231,099,969

Total Investments—128.5% (Cost $903,804,921)		1,042,004,280
Other assets and liabilities (net)—(28.5)%		(230,877,165)

Net Assets—100.0%		$811,127,115

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $228,751,471 and the collateral received consisted of cash in the amount of $231,054,972 and non-cash collateral with a value of $2,750,070. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-256

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$451,834	$—	$—	$451,834
Chemicals	66,504,014	11,917,878	—	78,421,892
Electrical Equipment	25,710,266	494,087	—	26,204,353
Energy Equipment & Services	40,100,762	—	—	40,100,762
Food Products	41,485,233	—	—	41,485,233
Independent Power and Renewable Electricity Producers	11,197,380	—	—	11,197,380
Machinery	16,005,267	—	—	16,005,267
Marine	10,746,020	—	—	10,746,020
Metals & Mining	133,322,106	52,805,806	—	186,127,912
Mortgage Real Estate Investment Trusts	8,703,524	—	—	8,703,524
Oil, Gas & Consumable Fuels	284,151,896	24,295,421	—	308,447,317
Road & Rail	5,514,748	—	—	5,514,748
Semiconductors & Semiconductor Equipment	47,307,396	—	—	47,307,396
Specialty Retail	5,022,850	—	—	5,022,850
Total Common Stocks	696,223,296	89,513,192	—	785,736,488
Total Warrants*	1,453,340	—	—	1,453,340
Total Short-Term Investment*	23,714,483	—	—	23,714,483
Securities Lending Reinvestments
Certificates of Deposit	—	118,018,954	—	118,018,954
Commercial Paper	—	20,009,016	—	20,009,016
Repurchase Agreements	—	76,571,999	—	76,571,999
Time Deposits	—	6,500,000	—	6,500,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	221,099,969	—	231,099,969
Total Investments	$731,391,119	$310,613,161	$—	$1,042,004,280

Collateral for Securities Loaned (Liability)	$—	$(231,054,972)	$—	$(231,054,972)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-257

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—45.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc.
7.500%, 06/01/29 (144A)	1,253,000	$908,425

Aerospace/Defense—0.8%
Boeing Co. (The)
3.250%, 02/01/35 (a)	1,740,000	1,228,880
5.930%, 05/01/60 (a)	6,630,000	5,671,353
TransDigm, Inc.
5.500%, 11/15/27 (a)	4,980,000	4,331,106
8.000%, 12/15/25 (144A) (a)	2,440,000	2,474,673
Triumph Group, Inc.
7.750%, 08/15/25 (a)	5,229,000	3,996,044
8.875%, 06/01/24 (144A)	820,000	810,070

		18,512,126

Agriculture—0.3%
Altria Group, Inc.
2.450%, 02/04/32 (a)	530,000	374,030
4.800%, 02/14/29 (a)	115,000	106,153
5.950%, 02/14/49 (a)	829,000	686,394
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	5,290,000	5,034,440

		6,201,017

Airlines—2.0%
Air Canada
3.875%, 08/15/26 (144A) (a)	3,620,000	3,108,675
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	490,543	433,176
American Airlines Pass-Through Trust
4.950%, 02/15/25	2,706,375	2,460,778
American Airlines, Inc.
11.750%, 07/15/25 (144A) (a)	4,840,000	5,054,606
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A) (a)	3,570,000	3,352,837
5.750%, 04/20/29 (144A) (a)	3,200,000	2,792,000
Delta Air Lines, Inc.
7.000%, 05/01/25 (144A) (a)	8,390,000	8,444,132
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, 10/20/28 (144A)	990,000	922,042
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd.
5.750%, 01/20/26 (144A) (a)	10,378,000	9,153,292
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.
8.000%, 09/20/25 (144A) (a)	4,655,999	4,683,143
United Airlines Pass-Through Trust
4.875%, 01/15/26	597,000	557,581
United Airlines, Inc.
4.625%, 04/15/29 (144A) (a)	2,590,000	2,143,070

		43,105,332

Auto Manufacturers—1.3%
Ford Motor Co.
3.250%, 02/12/32 (a)	4,270,000	3,075,809
6.100%, 08/19/32 (a)	3,900,000	3,438,240

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
3.625%, 06/17/31 (a)	4,560,000	3,387,852
4.000%, 11/13/30 (a)	7,300,000	5,694,000
4.950%, 05/28/27 (a)	2,170,000	1,937,333
General Motors Co.
6.600%, 04/01/36	5,134,000	4,799,908
Mclaren Finance plc
7.500%, 08/01/26 (144A) (a)	1,750,000	1,404,375
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	5,440,000	4,550,855

		28,288,372

Auto Parts & Equipment—0.5%
American Axle & Manufacturing, Inc.
5.000%, 10/01/29 (a)	1,830,000	1,386,225
Clarios Global L.P. / Clarios U.S. Finance Co.
8.500%, 05/15/27 (144A) (a)	3,230,000	3,083,003
Titan International, Inc.
7.000%, 04/30/28 (a)	3,780,000	3,429,632
ZF North America Capital, Inc.
4.750%, 04/29/25 (144A) (a)	4,315,000	3,925,269

		11,824,129

Banks—4.1%
Banco Mercantil del Norte S.A.
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	1,907,050
Barclays Bank plc
7.625%, 11/21/22	2,817,000	2,817,000
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (b)	7,010,000	6,761,191
5.088%, 3M LIBOR + 3.054%, 06/20/30 (b)	200,000	173,872
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (b)	3,650,000	3,371,688
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	5,160,000	4,786,674
BBVA Bancomer S.A.
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	5,980,000	4,948,528
BNP Paribas S.A.
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	1,930,000	1,785,250
Credit Agricole S.A.
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,677,813
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	6,785,977
Credit Suisse Group AG
6.537%, SOFR + 3.920%, 08/12/33 (144A) (b)	4,280,000	3,846,644
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (a) (b)	650,000	497,196
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (b)	3,390,000	2,906,925
9.750%, 5Y H15 + 6.383%, 06/23/27 (144A) (a) (b)	5,800,000	5,689,099
Goldman Sachs Group, Inc. (The)
6.750%, 10/01/37	2,000,000	1,993,367
HSBC Holdings plc
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	323,115
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	560,734
Intesa Sanpaolo S.p.A.
3.375%, 01/12/23 (144A)	1,900,000	1,889,398

BHFTII-258

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Intesa Sanpaolo S.p.A.
5.710%, 01/15/26 (144A) (a)	16,030,000	$14,579,552
Lloyds Banking Group plc
4.947%, 5Y EURIBOR Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	4,720,350
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (b)	3,580,000	3,323,063
Natwest Group plc
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	4,974,024
UBS Group AG
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a) (b)	6,080,000	5,752,896
UniCredit S.p.A.
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (a) (b)	4,960,000	3,687,957
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a) (b)	1,750,000	1,485,201

		91,244,564

Beverages—0.0%
Anheuser-Busch InBev Worldwide, Inc.
5.800%, 01/23/59 (a)	1,110,000	1,059,739

Biotechnology—0.2%
Cidron Aida Finco Sarl
6.250%, 04/01/28 (144A) (GBP)	4,110,000	3,613,853

Building Materials—0.3%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,644,000	2,028,305
SRM Escrow Issuer LLC
6.000%, 11/01/28 (144A) (a)	5,470,000	4,445,688

		6,473,993

Chemicals—0.1%
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A)	1,690,000	1,470,853

Commercial Services—2.2%
Adtalem Global Education, Inc.
5.500%, 03/01/28 (144A) (a)	2,601,000	2,340,900
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26 (144A) (a)	3,050,000	2,718,313
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	5,320,000	4,207,185
CoreCivic, Inc.
8.250%, 04/15/26	4,890,000	4,868,313
GEO Group, Inc. (The)
10.500%, 06/30/28 (a)	7,134,000	7,054,880
Legends Hospitality Holding Co. LLC / Legends Hospitality Co- Issuer, Inc.
5.000%, 02/01/26 (144A) (a)	6,680,000	5,720,284
Metropolitan Museum of Art (The)
3.400%, 07/01/45 (a)	2,025,000	1,608,570
Paysafe Finance plc / Paysafe Holdings US Corp.
4.000%, 06/15/29 (144A) (a)	3,300,000	2,305,215

Commercial Services—(Continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	2,720,000	2,321,170
Rent-A-Center, Inc.
6.375%, 02/15/29 (144A) (a)	4,291,000	3,346,980
StoneMor, Inc.
8.500%, 05/15/29 (144A) (a)	5,000,000	4,212,500
United Rentals North America, Inc.
4.000%, 07/15/30 (a)	1,540,000	1,272,179
5.250%, 01/15/30 (a)	4,000,000	3,620,120
WW International, Inc.
4.500%, 04/15/29 (144A)	1,680,000	877,945
ZipRecruiter, Inc.
5.000%, 01/15/30 (144A)	1,810,000	1,461,575

		47,936,129

Computers—0.3%
Crowdstrike Holdings, Inc.
3.000%, 02/15/29 (a)	2,270,000	1,906,800
NCR Corp.
5.125%, 04/15/29 (144A) (a)	4,000,000	3,000,080
Vericast Corp.
11.000%, 09/15/26 (144A)	1,800,000	1,768,500
13.000%, 10/15/27 (144A)	230,000	260,763

		6,936,143

Distribution/Wholesale—0.7%
American News Co. LLC
8.500%,10.000% PIK, 09/01/26 (144A) (a) (c)	10,470,516	11,569,920
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A) (a)	4,480,000	3,516,800

		15,086,720

Diversified Financial Services—2.5%
Accelerate360 Holdings LLC
8.000%, 03/01/28 (144A)	10,418,100	11,069,231
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 (a)	2,410,000	1,812,484
4.500%, 09/15/23 (a)	990,000	975,744
Aviation Capital Group LLC
5.500%, 12/15/24 (144A) (a)	3,560,000	3,446,281
Avolon Holdings Funding, Ltd.
4.250%, 04/15/26 (144A)	2,950,000	2,645,174
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	6,000,000	4,696,695
Burford Capital Global Finance LLC
6.875%, 04/15/30 (144A)	720,000	628,200
Carlyle Holdings II Finance LLC
5.625%, 03/30/43 (144A)	1,370,000	1,181,559
Coinbase Global, Inc.
3.625%, 10/01/31 (144A) (a)	3,720,000	2,062,577
Global Aircraft Leasing Co., Ltd.
6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	13,731,208	10,332,734
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/29 (144A) (a)	1,530,000	1,315,800

BHFTII-259

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
LD Holdings Group LLC
6.125%, 04/01/28 (144A) (a)	3,760,000	$1,955,824
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	5,020,000	4,289,841
Navient Corp.
5.625%, 08/01/33 (a)	1,680,000	1,129,262
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,800,000	3,777,542
StoneX Group, Inc.
8.625%, 06/15/25 (144A)	2,950,000	2,979,736
VistaJet Malta Finance plc / XO Management Holding, Inc.
6.375%, 02/01/30 (144A) (a)	1,280,000	1,046,400

		55,345,084

Electric—0.6%
FirstEnergy Corp.
4.400%, 07/15/27 (a)	1,640,000	1,521,723
NRG Energy, Inc.
3.625%, 02/15/31 (144A) (a)	400,000	312,000
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A)	1,070,017	1,032,566
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	463,009	408,606
Southern California Edison Co.
3.900%, 03/15/43	1,217,000	900,915
TransAlta Corp.
6.500%, 03/15/40 (a)	9,409,000	8,620,885

		12,796,695

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	795,288	794,041
Sunnova Energy Corp.
5.875%, 09/01/26 (144A)	1,370,000	1,224,153

		2,018,194

Engineering & Construction—0.2%
TopBuild Corp.
3.625%, 03/15/29 (144A)	3,010,000	2,376,365
Tutor Perini Corp.
6.875%, 05/01/25 (144A)	3,453,000	2,582,590

		4,958,955

Entertainment—0.8%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	6,590,000	3,262,050
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A) (a)	1,130,000	872,925
10.000%, 06/15/26 (144A) (a)	500,000	341,250
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	4,120,000	3,451,465
Scientific Games International, Inc.
8.625%, 07/01/25 (144A) (a)	1,600,000	1,638,064

Entertainment—(Continued)
Warnermedia Holdings, Inc.
3.755%, 03/15/27 (144A) (a)	3,130,000	2,800,425
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.750%, 04/15/25 (144A) (a)	4,268,000	4,169,035

		16,535,214

Environmental Control—0.1%
GFL Environmental, Inc.
5.125%, 12/15/26 (144A) (a)	1,460,000	1,359,618

Food—0.5%
Co-Operative Group, Ltd.
7.500%, 07/08/26 (GBP) (d)	2,410,000	2,341,229
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.625%, 08/15/26 (144A) (a)	5,484,000	4,869,134
Simmons Foods, Inc.
4.625%, 03/01/29 (144A) (a)	4,160,000	3,400,800

		10,611,163

Food Service—0.1%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	1,580,000	1,276,197

Forest Products & Paper—0.2%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	5,000,000	3,598,500
5.750%, 07/14/26	1,200,000	1,170,000

		4,768,500

Healthcare-Products—0.2%
Medline Borrower L.P.
3.875%, 04/01/29 (144A)	6,510,000	5,219,002

Healthcare-Services—1.3%
Akumin Escrow, Inc.
7.500%, 08/01/28 (144A)	3,840,000	2,931,347
Akumin, Inc.
7.000%, 11/01/25 (144A)	1,417,000	1,163,347
CHS/Community Health Systems, Inc.
6.125%, 04/01/30 (144A) (a)	10,700,000	5,046,120
6.875%, 04/15/29 (144A) (a)	3,630,000	1,753,425
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24 (144A) (a)	700,000	687,391
HCA, Inc.
5.500%, 06/15/47	360,000	304,126
5.625%, 09/01/28 (a)	6,000,000	5,717,507
7.500%, 11/06/33	1,808,000	1,905,839
Radiology Partners, Inc.
9.250%, 02/01/28 (144A) (a)	5,020,000	3,272,464
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/01/26 (144A) (a)	4,120,000	3,686,576
U.S. Renal Care, Inc.
10.625%, 07/15/27 (144A)	3,931,000	1,802,588

		28,270,730

BHFTII-260

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.1%
MDC Holdings, Inc.
6.000%, 01/15/43	2,195,000	$1,647,011

Insurance—1.0%
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625%, 8.375% PIK, 10/15/25 (144A) (c)	6,630,000	6,248,775
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A) †	2,600,000	2,946,627
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A) † (a)	6,285,000	5,072,196
NMI Holdings, Inc.
7.375%, 06/01/25 (144A)	3,380,000	3,278,262
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (a) (b)	550,000	541,893
Saga plc
5.500%, 07/15/26 (GBP)	5,800,000	4,662,713
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A) †	216,000	235,199

		22,985,665

Internet—0.4%
Acuris Finance U.S., Inc. / Acuris Finance Sarl
5.000%, 05/01/28 (144A) (a)	2,900,000	2,421,500
NortonLifeLock, Inc.
7.125%, 09/30/30 (144A) (a)	5,110,000	4,942,443
Tencent Holdings, Ltd.
3.595%, 01/19/28 (144A) (a)	2,640,000	2,361,059

		9,725,002

Investment Companies—0.2%
The Vanguard Group, Inc.
3.050%, 08/28/50	7,460,000	4,988,985

Iron/Steel—0.2%
Vale Overseas, Ltd.
6.250%, 08/10/26 (a)	3,990,000	4,023,222
6.875%, 11/10/39 (a)	1,180,000	1,107,907

		5,131,129

Leisure Time—1.3%
Carnival Corp.
10.500%, 06/01/30 (144A)	210,000	168,000
Carnival plc
7.875%, 06/01/27	15,456,000	14,865,149
NCL Corp., Ltd.
3.625%, 12/15/24 (144A)	1,240,000	1,042,785
5.875%, 03/15/26 (144A) (a)	2,960,000	2,251,790
5.875%, 02/15/27 (144A)	5,450,000	4,537,125
Royal Caribbean Cruises, Ltd.
11.625%, 08/15/27 (144A) (a)	2,740,000	2,493,455
Viking Ocean Cruises Ship VII, Ltd.
5.625%, 02/15/29 (144A)	1,460,000	1,135,150

Leisure Time—(Continued)
VOC Escrow, Ltd.
5.000%, 02/15/28 (144A)	2,220,000	1,805,659

		28,299,113

Lodging—0.9%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	2,210,000	1,989,287
Las Vegas Sands Corp.
2.900%, 06/25/25	50,000	44,842
3.500%, 08/18/26 (a)	640,000	559,916
Melco Resorts Finance, Ltd.
4.875%, 06/06/25 (144A)	740,000	547,742
5.375%, 12/04/29 (144A) (a)	7,230,000	4,374,150
Sands China, Ltd.
2.800%, 03/08/27 (a)	200,000	158,914
3.350%, 03/08/29 (a)	1,240,000	921,083
3.750%, 08/08/31 (a)	470,000	336,953
5.625%, 08/08/25 (a)	4,610,000	4,176,337
5.900%, 08/08/28 (a)	1,240,000	1,042,232
Wynn Macau, Ltd.
5.125%, 12/15/29 (144A) (a)	5,550,000	3,607,500
5.500%, 01/15/26 (144A)	1,490,000	1,129,331
5.625%, 08/26/28 (144A) (a)	3,080,000	2,051,650

		20,939,937

Machinery-Construction & Mining—0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	6,600,000	5,313,000

Machinery-Diversified—0.1%
Granite U.S. Holdings Corp.
11.000%, 10/01/27 (144A) (a)	1,975,000	1,861,848

Media—2.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (a)	4,940,000	3,767,590
5.000%, 02/01/28 (144A) (a)	2,990,000	2,578,157
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	470,000	298,220
4.200%, 03/15/28 (a)	2,010,000	1,804,549
5.375%, 04/01/38	1,580,000	1,280,278
CSC Holdings LLC
4.500%, 11/15/31 (144A) (a)	3,800,000	2,854,484
5.750%, 01/15/30 (144A) (a)	770,000	547,289
6.500%, 02/01/29 (144A) (a)	11,000,000	9,707,500
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	8,040,000	6,931,364
DISH DBS Corp.
5.125%, 06/01/29	3,030,000	1,780,125
5.750%, 12/01/28 (144A) (a)	4,330,000	3,272,354
5.875%, 11/15/24 (a)	6,490,000	5,792,325
Gannett Holdings LLC
6.000%, 11/01/26 (144A) (a)	600,000	460,500

BHFTII-261

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A) (a)	2,930,000	$2,442,155
Liberty Interactive LLC
8.500%, 07/15/29 (a)	5,190,000	3,399,450
Time Warner Cable LLC
5.875%, 11/15/40 (a)	1,942,000	1,598,682

		48,515,022

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc.
6.375%, 06/15/30 (144A) (a)	3,110,000	3,013,124
Park-Ohio Industries, Inc.
6.625%, 04/15/27 (a)	3,153,000	2,364,750

		5,377,874

Mining—1.9%
Anglo American Capital plc
4.000%, 09/11/27 (144A)	2,740,000	2,505,916
First Quantum Minerals, Ltd.
6.875%, 03/01/26 (144A) (a)	5,000,000	4,613,650
6.875%, 10/15/27 (144A) (a)	13,800,000	12,420,000
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,462,600
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	10,000,000	8,343,000
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A) (a)	1,000,000	848,363
Hudbay Minerals, Inc.
4.500%, 04/01/26 (144A) (a)	2,660,000	2,211,471
6.125%, 04/01/29 (144A) (a)	2,854,000	2,299,553
Midwest Vanadium Pty, Ltd.
13.250%, 02/15/18 (144A) † (e) (f) (g)	931,574	0
Northwest Acquisitions ULC / Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (f)	8,475,000	85
Teck Resources, Ltd.
5.400%, 02/01/43	3,365,000	2,728,908
6.000%, 08/15/40	1,774,000	1,564,597

		41,998,143

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 (a)	1,610,000	1,307,458

Oil & Gas—5.6%
Berry Petroleum Co. LLC
7.000%, 02/15/26 (144A)	11,840,000	10,434,829
Chord Energy Corp.
6.375%, 06/01/26 (144A) (a)	6,890,000	6,545,500
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A) (a)	8,880,000	7,926,554
Continental Resources, Inc.
5.750%, 01/15/31 (144A) (a)	3,630,000	3,281,007
Devon Energy Corp.
5.250%, 10/15/27 (a)	584,000	585,111
8.250%, 08/01/23	5,720,000	5,854,439

Oil & Gas—(Continued)
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.750%, 01/30/28 (144A) (a)	3,770,000	3,585,722
EQT Corp.
6.125%, 02/01/25	2,670,000	2,673,418
7.000%, 02/01/30 (a)	3,480,000	3,591,012
Hilcorp Energy I L.P. / Hilcorp Finance Co.
6.250%, 04/15/32 (144A) (a)	3,440,000	3,047,186
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	237,525
6.375%, 10/24/48 (144A)	1,060,000	736,836
MEG Energy Corp.
5.875%, 02/01/29 (144A) (a)	650,000	583,375
7.125%, 02/01/27 (144A) (a)	5,290,000	5,369,350
Neptune Energy Bondco plc
6.625%, 05/15/25 (144A) (a)	5,270,000	4,892,484
Northern Oil and Gas, Inc.
8.125%, 03/01/28 (144A) (a)	5,580,000	5,231,250
Occidental Petroleum Corp.
4.500%, 07/15/44	1,765,000	1,474,016
Parsley Energy LLC / Parsley Finance Corp.
5.625%, 10/15/27 (144A)	3,920,000	4,029,729
Penn Virginia Escrow LLC
9.250%, 08/15/26 (144A) (a)	7,120,000	6,692,800
Petrobras Global Finance B.V.
5.750%, 02/01/29	2,000,000	1,870,500
6.850%, 06/05/15 (a)	6,170,000	4,811,195
Range Resources Corp.
4.750%, 02/15/30 (144A) (a)	3,060,000	2,653,724
8.250%, 01/15/29 (a)	7,430,000	7,560,025
Southwestern Energy Co.
4.750%, 02/01/32 (a)	4,080,000	3,419,448
7.750%, 10/01/27 (a)	11,103,000	11,283,693
8.375%, 09/15/28 (a)	4,053,000	4,196,066
Viper Energy Partners L.P.
5.375%, 11/01/27 (144A)	5,505,000	5,067,470
YPF S.A.
6.950%, 07/21/27 (144A)	3,360,000	1,963,920
8.500%, 07/28/25 (144A)	6,350,000	4,479,925

		124,078,109

Packaging & Containers—0.7%
ARD Finance S.A.
6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	4,470,000	3,060,609
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
4.000%, 09/01/29 (144A) (a)	4,700,000	3,442,059
6.000%, 06/15/27 (144A) (a)	1,340,000	1,261,883
Canpack S.A. / Canpack U.S. LLC
3.875%, 11/15/29 (144A)	1,396,000	1,090,555
Cascades, Inc./Cascades USA, Inc.
5.375%, 01/15/28 (144A) (a)	2,610,000	2,207,773
Pactiv LLC
7.950%, 12/15/25 (a)	1,000,000	928,558
8.375%, 04/15/27	2,936,000	2,620,380

		14,611,817

BHFTII-262

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—1.4%
AdaptHealth LLC
4.625%, 08/01/29 (144A) (a)	3,650,000	$2,925,292
Bausch Health Americas, Inc.
9.250%, 04/01/26 (144A) (a)	830,000	491,775
Bausch Health Cos., Inc.
5.000%, 01/30/28 (144A)	480,000	176,741
5.500%, 11/01/25 (144A) (a)	2,470,000	1,962,161
6.125%, 02/01/27 (144A)	2,470,000	1,709,623
7.000%, 01/15/28 (144A)	1,070,000	407,627
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/28 (144A)	2,840,000	2,343,000
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	6,360,000	5,374,200
Par Pharmaceutical, Inc.
7.500%, 04/01/27 (144A) † (a) (f)	3,240,000	2,559,661
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (a)	11,965,000	9,854,189
Teva Pharmaceutical Finance Netherlands III B.V.
4.750%, 05/09/27	3,410,000	2,896,147

		30,700,416

Pipelines—3.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/25 (144A) (a)	5,130,000	4,924,800
Cheniere Energy Partners L.P.
3.250%, 01/31/32 (a)	608,000	466,856
DCP Midstream L.P.
7.375%, 3M LIBOR + 5.148%, 12/15/22 (b)	1,620,000	1,598,162
DCP Midstream Operating L.P.
6.750%, 09/15/37 (144A) (a)	3,480,000	3,374,339
El Paso Natural Gas Co. LLC
7.500%, 11/15/26 (a)	4,250,000	4,518,725
8.375%, 06/15/32	190,000	211,809
Energy Transfer L.P.
6.250%, 3M LIBOR + 4.028%, 02/15/23 (a) (b)	2,030,000	1,664,600
6.250%, 04/15/49	1,090,000	966,968
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	1,950,000	1,602,011
7.600%, 02/01/24	630,000	643,124
Enterprise Products Operating LLC
5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	13,090,000	9,830,821
EQM Midstream Partners L.P.
6.000%, 07/01/25 (144A) (a)	1,880,000	1,738,305
6.500%, 07/01/27 (144A) (a)	1,660,000	1,533,987
7.500%, 06/01/30 (144A) (a)	2,660,000	2,513,622
Howard Midstream Energy Partners LLC
6.750%, 01/15/27 (144A)	3,590,000	3,198,571
Kinder Morgan, Inc.
7.800%, 08/01/31	67,000	72,818
Plains All American Pipeline L.P.
6.125%, 3M LIBOR + 4.110%, 11/15/22 (a) (b)	2,768,000	2,256,230
Rockies Express Pipeline LLC
7.500%, 07/15/38 (144A)	2,930,000	2,490,500
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	27,278

Pipelines—(Continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.500%, 10/15/26 (144A) (a)	1,220,000	1,145,275
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	3,230,000	2,745,855
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31 (a)	5,120,000	4,403,200
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	4,010,000	3,117,775
4.125%, 08/15/31 (144A)	3,570,000	2,961,208
Western Midstream Operating L.P.
5.300%, 03/01/48	4,900,000	4,030,250
5.450%, 04/01/44	11,710,000	9,606,206

		71,643,295

Real Estate—0.3%
Country Garden Holdings Co., Ltd.
8.000%, 01/27/24	1,110,000	427,301
Five Point Operating Co. L.P. / Five Point Capital Corp.
7.875%, 11/15/25 (144A) (a)	6,837,000	5,438,207
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/29 (144A) (a)	710,000	512,088

		6,377,596

Real Estate Investment Trusts—0.9%
Apollo Commercial Real Estate Finance, Inc.
4.625%, 06/15/29 (144A) (a)	2,840,000	2,138,534
Diversified Healthcare Trust
9.750%, 06/15/25	1,750,000	1,583,068
IIP Operating Partnership L.P.
5.500%, 05/25/26	3,110,000	2,777,611
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A)	1,836,000	1,478,361
4.750%, 06/15/29 (144A) (a)	2,090,000	1,564,679
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28 (GBP)	4,656,000	3,834,269
Service Properties Trust
5.500%, 12/15/27	3,045,000	2,473,359
7.500%, 09/15/25 (a)	4,280,000	4,001,800

		19,851,681

Retail—1.8%
Abercrombie & Fitch Management Co.
8.750%, 07/15/25 (144A)	570,000	555,750
Bath & Body Works, Inc.
5.250%, 02/01/28 (a)	5,000,000	4,332,412
6.625%, 10/01/30 (144A) (a)	1,850,000	1,609,500
Bed Bath & Beyond, Inc.
5.165%, 08/01/44	9,312,000	1,394,867
Carrols Restaurant Group, Inc.
5.875%, 07/01/29 (144A) (a)	1,890,000	1,261,575
Doman Building Materials Group, Ltd.
5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,274,442

BHFTII-263

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	2,490,000	$2,060,475
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	2,616,300
Foot Locker, Inc.
4.000%, 10/01/29 (144A) (a)	930,000	720,328
Guitar Center, Inc.
8.500%, 01/15/26 (144A)	4,081,000	3,615,276
Michaels Cos, Inc. (The)
5.250%, 05/01/28 (144A) (a)	2,200,000	1,544,356
7.875%, 05/01/29 (144A) (a)	5,560,000	3,210,233
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/01/25 (a)	1,850,000	1,752,875
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,430,000	1,994,544
Superior Plus L.P. / Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	1,915,995
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,227,145
5.517%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	3,467,540
Wendy’s International LLC
7.000%, 12/15/25	5,178,000	5,178,000

		40,731,613

Semiconductors—0.1%
Broadcom, Inc.
3.187%, 11/15/36 (144A) (a)	135,000	92,333
Uniquify, Inc.
6.000%, 06/15/24 (144A) †	1,505,000	1,456,373

		1,548,706

Software—1.4%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	6,500,000	5,138,705
Black Knight InfoServ LLC
3.625%, 09/01/28 (144A) (a)	3,680,000	3,122,701
Central Parent, Inc, / CDK Global, Inc.
7.250%, 06/15/29 (144A) (a)	7,050,000	6,702,400
Clarivate Science Holdings Corp.
4.875%, 07/01/29 (144A) (a)	2,540,000	1,988,820
MSCI, Inc.
3.250%, 08/15/33 (144A) (a)	1,130,000	872,620
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A) (a)	2,500,000	1,996,525
Rackspace Technology Global, Inc.
3.500%, 02/15/28 (144A) (a)	4,980,000	3,293,025
Ziff Davis, Inc.
4.625%, 10/15/30 (144A) (a)	5,586,000	4,580,520
ZoomInfo Technologies LLC
3.875%, 02/01/29 (144A) (a)	3,940,000	3,214,803

		30,910,119

Telecommunications—1.4%
Altice France Holding S.A.
10.500%, 05/15/27 (144A) (a)	9,640,000	7,550,583
British Telecommunications plc
9.625%, 12/15/30	3,875,000	4,476,986
Millicom International Cellular S.A.
4.500%, 04/27/31 (144A) (a)	3,930,000	2,801,854
6.250%, 03/25/29 (144A) (a)	1,395,000	1,183,323
Sprint Capital Corp.
8.750%, 03/15/32 (a)	3,000,000	3,476,250
Switch, Ltd.
3.750%, 09/15/28 (144A) (a)	3,000,000	2,981,250
4.125%, 06/15/29 (144A) (a)	2,910,000	2,882,169
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A) (a)	1,940,000	1,552,155
Vmed O2 UK Financing I plc
4.750%, 07/15/31 (144A) (a)	4,620,000	3,564,312

		30,468,882

Transportation—0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	2,190,000	1,631,156
XPO CNW, Inc.
6.700%, 05/01/34 (a)	7,991,000	7,421,641

		9,052,797

Total Corporate Bonds & Notes (Cost $1,201,909,687)		1,003,885,965

Floating Rate Loans (h)—19.4%

Advertising—0.5%
CMG Media Corp.
Term Loan, 6.615%, 1M LIBOR + 3.500%, 12/17/26	7,233,521	6,787,452
Polyconcept Holding B.V.
Term Loan B, 8.534%, TSFR + 5.500%, 05/18/29	5,370,000	5,108,212

		11,895,664

Aerospace/Defense—0.7%
Vertex Aerospace Services Corp.
1st Lien Term Loan, 6.865%, 1M LIBOR + 3.750%, 12/06/28	8,238,600	8,032,635
WP CPP Holdings LLC
2nd Lien Incremental Term Loan, 10.560%, 3M LIBOR + 7.750%, 04/30/26	3,300,000	2,780,250
Term Loan, 6.560%, 3M LIBOR + 3.750%, 04/30/25	4,926,975	4,424,014

		15,236,899

Airlines—0.7%
Air Canada
Term Loan B, 6.421%, 3M LIBOR + 3.500%, 08/11/28	5,595,975	5,327,833
Mileage Plus Holdings LLC
Term Loan B, 8.777%, 3M LIBOR + 5.250%, 06/21/27	6,374,500	6,409,789

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines, Inc.
Term Loan B, 6.533%, 3M LIBOR + 3.750%, 04/21/28	4,745,070	$4,548,596

		16,286,218

Apparel—0.3%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 6.056%, 3M LIBOR + 3.250%, 11/24/28	6,451,250	6,241,584

Auto Parts & Equipment—0.2%
First Brands Group LLC
2nd Lien Term Loan, 11.871%, 3M LIBOR + 8.500%, 03/30/28	1,950,000	1,872,000
Term Loan, 8.369%, TSFR + 5.000%, 03/30/27	3,191,400	3,074,716

		4,946,716

Beverages—0.2%
City Brewing Co. LLC
Term Loan, 6.185%, 1M LIBOR + 3.500%, 04/05/28	3,583,800	2,813,283
Naked Juice LLC
Term Loan, 6.903%, TSFR + 3.250%, 01/24/29	369,839	340,252

		3,153,535

Building Materials—0.4%
Quikrete Holdings, Inc.
Term Loan B1, 6.115%, 1M LIBOR + 3.000%, 06/11/28	3,373,050	3,254,993
Solis IV B.V.
USD Term Loan B1, 6.340%, TSFR + 3.500%, 02/26/29	7,610,925	6,301,846

		9,556,839

Chemicals—0.2%
Hexion Holdings Corp.
USD Term Loan, 7.413%, TSFR + 4.500%, 03/15/29	6,154,575	5,280,625

Commercial Services—2.2%
Adtalem Global Education, Inc.
Term Loan B, 7.052%, 1M LIBOR + 4.000%, 08/12/28	2,816,720	2,784,153
Amentum Government Services Holdings LLC
2nd Lien Term Loan, 12.920%, 6M LIBOR + 8.750%, 01/31/28	4,140,000	3,829,500
Term Loan, 7.393%, TSFR + 4.000%, 02/15/29	8,787,975	8,421,806
Term Loan B, 7.798%, 6M LIBOR + 4.000%, 01/29/27	4,613,874	4,417,784
Garda World Security Corp.
Term Loan B, 7.050%, TSFR + 4.250%, 02/01/29	4,910,000	4,589,318
Lakeshore Intermediate LLC
Term Loan, 6.133%, 1M LIBOR + 3.500%, 09/29/28	6,014,550	5,785,245
Mavis Tire Express Services Corp.
Term Loan B, 7.250%, TSFR + 4.000%, 05/04/28	2,330,500	2,192,611
Mister Car Wash Holdings, Inc.
Term Loan B, 6.115%, 1M LIBOR + 3.000%, 05/14/26	1,741,885	1,684,593
PECF USS Intermediate Holding III Corp.
Term Loan B, 7.365%, 1M LIBOR + 4.250%, 12/15/28	5,280,100	4,530,986
TruGreen L.P.
2nd Lien Term Loan, 11.615%, 1M LIBOR + 8.500%, 11/02/28	1,820,000	1,638,000

Commercial Services—(Continued)
Verscend Holding Corp.
Term Loan B, 7.115%, 1M LIBOR + 4.000%, 08/27/25	1,886,553	1,840,961
VT Topco, Inc.
2nd Lien Term Loan, 9.865%, 1M LIBOR + 6.750%, 07/31/26	3,070,000	2,993,250
Delayed Draw Term Loan, 5.469%, 1M LIBOR + 3.750%, 08/01/25 (i)	237,032	228,144
Incremental Term Loan, 6.865%, 1M LIBOR + 3.750%, 08/01/25	3,494,155	3,363,124

		48,299,475

Computers—1.5%
Magenta Buyer LLC
USD 1st Lien Term Loan, 7.870%, 1M LIBOR + 4.750%, 07/27/28	7,533,075	6,817,433
USD 2nd Lien Term Loan, 11.370%, 1M LIBOR + 8.250%, 07/27/29	8,260,000	7,578,550
Redstone Holdco 2 L.P.
2nd Lien Term Loan, 10.519%, 3M LIBOR + 7.750%, 04/27/29	8,730,000	6,285,600
Term Loan, 7.533%, 3M LIBOR + 4.750%, 04/27/28	8,652,600	6,467,818
Surf Holdings LLC
USD Term Loan, 6.668%, 3M LIBOR + 3.500%, 03/05/27	1,632,385	1,579,916
UST Holdings, Ltd.
Term Loan, 6.834%, 1M LIBOR + 3.750%, 11/20/28	4,406,700	4,307,549

		33,036,866

Diversified Financial Services—1.9%
AqGen Island Holdings, Inc.
Term Loan, 7.188%, 3M LIBOR + 3.500%, 08/02/28	4,626,750	4,221,909
Citadel Securities L.P.
Term Loan B, 5.649%, TSFR + 2.500%, 02/02/28	2,961,154	2,886,510
CTC Holdings L.P.
Term Loan B, 8.357%, TSFR + 5.000%, 02/20/29	4,865,550	4,670,928
Deerfield Dakota Holding LLC
USD 2nd Lien Term Loan, 9.865%, 1M LIBOR + 6.750%, 04/07/28	2,060,000	2,003,350
USD Term Loan B, 6.784%, TSFR + 3.750%, 04/09/27	2,082,075	1,979,272
Focus Financial Partners LLC
Term Loan B3, 5.115%, 1M LIBOR + 2.000%, 07/03/24	3,787	3,702
Term Loan B4, 5.615%, 1M LIBOR + 2.500%, 06/30/28	5,028,737	4,879,132
Greystone Select Financial LLC
Term Loan B, 7.738%, 3M LIBOR + 5.000%, 06/16/28	5,427,908	5,102,233
Hudson River Trading LLC
Term Loan, 6.164%, TSFR + 3.000%, 03/20/28	10,461,407	9,476,288
Jane Street Group LLC
Term Loan, 5.865%, 1M LIBOR + 2.750%, 01/26/28	5,230,031	5,027,368
VFH Parent LLC
Term Loan B, 6.118%, TSFR + 3.000%, 01/13/29	2,660,000	2,550,275

		42,800,967

Engineering & Construction—0.4%
Brown Group Holding LLC
Term Loan B, 5.615%, TSFR + 2.500%, 06/07/28	4,985,328	4,748,525

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Tutor Perini Corp.
Term Loan B, 7.865%, 1M LIBOR + 4.750%, 08/18/27	3,714,200	$3,454,206

		8,202,731

Entertainment—0.7%
Allen Media LLC
Term Loan B, 9.203%, 3M LIBOR + 5.500%, 02/10/27	8,785,323	7,599,304
AMC Entertainment Holdings, Inc.
Term Loan B, 5.756%, 3M LIBOR + 3.000%, 04/22/26	3,426,735	2,692,841
UFC Holdings LLC
Term Loan B, 5.520%, 3M LIBOR + 2.750%, 04/29/26	4,497,205	4,328,560

		14,620,705

Environmental Control—0.7%
Liberty Tire Recycling Holdco LLC
Term Loan, 8.174%, 3M LIBOR + 4.500%, 05/05/28	7,347,000	6,704,137
LRS Holdings LLC
Term Loan B, 7.365%, 1M LIBOR + 4.250%, 08/31/28	7,175,775	6,816,986
Madison IAQ LLC
Term Loan, 6.815%, 3M LIBOR + 3.250%, 06/21/28	2,577,375	2,387,294

		15,908,417

Food—0.6%
8th Avenue Food & Provisions, Inc.
2nd Lien Term Loan, 10.865%, 1M LIBOR + 7.750%, 10/01/26	1,452,297	1,209,643
Del Monte Foods, Inc.
Term Loan, 7.368%, TSFR + 4.350%, 05/16/29	5,220,000	5,004,675
Froneri International, Ltd.
Term Loan, 3.006%, 6M EURIBOR + 2.375%, 01/29/27 (EUR)	2,780,000	2,462,983
USD Term Loan, 5.365%, 1M LIBOR + 2.250%, 01/29/27	2,439,417	2,307,537
Sovos Brands Intermediate, Inc.
Term Loan, 6.615%, 1M LIBOR + 3.500%, 06/08/28	2,097,283	2,004,652

		12,989,490

Food Service—0.3%
TKC Holdings, Inc.
Term Loan, 9.180%, 3M LIBOR + 5.500%, 05/15/28	6,336,854	5,475,434

Healthcare-Services—1.4%
EyeCare Partners LLC
2nd Lien Term Loan, 10.424%, 3M LIBOR + 6.750%, 11/15/29	3,930,000	3,615,600
Incremental Term Loan, 7.424%, 3M LIBOR + 3.750%, 11/15/28	4,248,650	3,855,650
Term Loan, 7.424%, 3M LIBOR + 3.750%, 02/18/27	4,686,583	4,260,886
Global Medical Response, Inc.
Term Loan B, 6.814%, 1M LIBOR + 4.250%, 10/02/25	3,546,825	3,076,871
Knight Health Holdings LLC
Term Loan B, 8.365%, 1M LIBOR + 5.250%, 12/23/28	5,746,575	4,211,763

Healthcare-Services—(Continued)
One Call Corp.
Term Loan, 8.313%, 3M LIBOR + 5.500%, 04/22/27	6,181,750	4,790,856
Phoenix Guarantor, Inc.
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 03/05/26	2,088,172	1,983,763
U.S. Renal Care, Inc.
Term Loan B, 8.115%, 1M LIBOR + 5.000%, 06/26/26	6,352,025	4,586,162
WP CityMD Bidco LLC
1st Lien Term Loan B, 6.924%, 3M LIBOR + 3.250%, 12/22/28	834,481	799,761

		31,181,312

Insurance—0.7%
Acrisure LLC
Term Loan B, 6.615%, 1M LIBOR + 3.500%, 02/15/27	2,915,250	2,671,098
Asurion LLC
Second Lien Term Loan B4, 8.365%, 1M LIBOR + 5.250%, 01/20/29	8,950,000	6,891,500
Term Loan B9, 6.365%, 1M LIBOR + 3.250%, 07/31/27	3,236,948	2,735,221
Ryan Specialty Group LLC
Term Loan, 6.134%, TSFR + 3.000%, 09/01/27	601,865	583,809
Sedgwick Claims Management Services, Inc.
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 12/31/25	2,389,351	2,268,887

		15,150,515

Investment Companies—0.3%
Cardinal Parent, Inc.
Term Loan B, 8.174%, 3M LIBOR + 4.500%, 11/12/27	5,608,590	5,342,182
Jump Financial LLC
Term Loan B, 8.315%, TSFR + 4.500%, 08/07/28	2,233,083	2,082,350

		7,424,532

Leisure Time—1.0%
19th Holdings Golf LLC
Term Loan B, 5.696%, TSFR + 3.000%, 02/07/29	8,079,750	7,514,167
Carnival Corp.
Incremental Term Loan B, 6.127%, 6M LIBOR + 3.250%, 10/18/28	3,767,568	3,296,622
USD Term Loan B, 5.877%, 6M LIBOR + 3.000%, 06/30/25	11,211	10,258
ClubCorp Holdings, Inc.
Term Loan B, 6.424%, 3M LIBOR + 2.750%, 09/18/24	5,814,488	5,369,680
Equinox Holdings, Inc.
Term Loan B2, 12.674%, 3M LIBOR + 9.000%, 03/08/24	2,170,050	1,790,291
Hornblower Sub LLC
Repriced Term Loan B, 8.670%, 3M LIBOR + 4.500%, 04/27/25	6,715,649	4,745,728

		22,726,746

Lodging—0.1%
Caesars Resort Collection LLC
Term Loan B1, 6.615%, 1M LIBOR + 3.500%, 07/21/25	1,616,604	1,598,753

Machinery-Diversified—0.3%
SPX Flow, Inc.
Term Loan, 7.634%, TSFR + 4.500%, 04/05/29	7,410,000	6,863,513

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.3%
Gainwell Acquisition Corp.
Term Loan B, 7.674%, 3M LIBOR + 4.000%, 10/01/27	4,759,528	$4,549,314
Grifols Worldwide Operations USA, Inc.
USD Term Loan B, 5.115%, 1M LIBOR + 2.000%, 11/15/27	1,647,661	1,567,338

		6,116,652

Real Estate Investment Trusts—0.3%
Apollo Commercial Real Estate Finance, Inc.
Incremental Term Loan B1, 6.584%, 1M LIBOR + 3.500%, 03/11/28	7,281,594	6,844,698

Retail—1.0%
Empire Today LLC
Term Loan B, 7.685%, 1M LIBOR + 5.000%, 04/03/28	5,793,047	4,634,901
Great Outdoors Group LLC
Term Loan B1, 6.865%, 1M LIBOR + 3.750%, 03/06/28	6,942,312	6,425,978
Pacific Bells LLC
Term Loan B, 8.315%, 1M LIBOR + 4.500%, 11/10/28	3,245,728	3,063,156
Spencer Spirit IH LLC
Term Loan B, 8.806%, 3M LIBOR + 6.000%, 06/19/26	5,335,227	5,228,522
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan, 4.500%, 1M LIBOR + 4.500%, 08/31/28 (i)	367,274	343,401
Term Loan, 7.570%, 3M LIBOR + 4.500%, 08/31/28	2,374,337	2,220,005

		21,915,963

Software—2.0%
AppLovin Corp.
Term Loan B, 6.674%, 3M LIBOR + 3.000%, 10/25/28	4,258,600	4,113,808
Athenahealth, Inc.
Delayed Draw Term Loan, 3.500%, 02/15/29 (i)	118,443	106,421
Term Loan B, 6.576%, TSFR + 3.500%, 02/15/29	697,057	626,306
Castle U.S. Holding Corp.
USD Term Loan B, 6.865%, 1M LIBOR + 3.750%, 01/29/27	3,084,375	2,502,199
Cloudera, Inc.
2nd Lien Term Loan, 9.115%, 1M LIBOR + 6.000%, 10/08/29	3,700,000	3,182,000
DCert Buyer, Inc.
2nd Lien Term Loan, 9.903%, 3M LIBOR + 7.000%, 02/19/29	8,990,000	8,282,037
Term Loan B, 6.903%, 3M LIBOR + 4.000%, 10/16/26	4,292,410	4,105,385
Particle Investments S.a.r.l.
Term Loan, 8.924%, 3M LIBOR + 5.250%, 02/18/27	3,241,390	3,160,355
Rackspace Technology Global, Inc.
Term Loan B, 5.617%, 3M LIBOR + 2.750%, 02/15/28	1,734,360	1,244,944
Seattle Spinco, Inc.
USD Term Loan B3, 5.865%, 1M LIBOR + 2.750%, 06/21/24	1,684,051	1,651,423
Symplr Software, Inc.
Term Loan, 7.634%, TSFR + 4.500%, 12/22/27	4,393,100	4,147,820
Virgin Pulse, Inc.
2nd Lien Term Loan, 10.365%, 1M LIBOR + 7.250%, 04/06/29	2,890,000	2,427,600

Software—(Continued)
Virgin Pulse, Inc.
Term Loan, 7.115%, 1M LIBOR + 4.000%, 04/06/28	9,024,373	7,896,327

		43,446,625

Telecommunications—0.2%
Global Tel*Link Corp.
1st Lien Term Loan, 7.056%, 3M LIBOR + 4.250%, 11/29/25	5,235,050	4,713,178

Transportation—0.3%
Worldwide Express Operations LLC
1st Lien Term Loan, 7.674%, 3M LIBOR + 4.000%, 07/26/28	7,255,175	6,634,858

Total Floating Rate Loans (Cost $469,849,205)		428,549,510

Mortgage-Backed Securities—9.5%

Collateralized Mortgage Obligations—5.6%
Alternative Loan Trust
5.750%, 01/25/37	1,418,994	798,648
6.000%, 01/25/37	1,244,796	878,776
10.155%, -2.2x 1M LIBOR + 16.940%, 06/25/35 (b)	784,118	640,046
16.264%, -4x 1M LIBOR + 28.600%, 07/25/36 (b)	1,512,677	1,407,691
20.496%, -6x 1M LIBOR + 39.000%, 08/25/37 (b)	627,581	746,275
Alternative Loan Trust Resecuritization
0.188%, 08/25/37 (b)	1,888,717	992,393
Angel Oak Mortgage Trust
4.178%, 01/25/67 (144A) (b)	4,149,285	3,619,080
Banc of America Funding Corp.
2.574%, 02/27/37 (144A) (b)	16,666,887	14,175,516
Banc of America Funding Trust
3.004%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	22,055,013	17,935,284
3.359%, 03/27/36 (144A) (b)	4,484,003	4,106,250
7.760%, 01/27/30 (144A) (b)	21,567,531	7,078,507
Banc of America Mortgage Trust
3.965%, 09/25/35 (b)	25,443	22,444
BCAP LLC Trust
3.233%, 05/26/47 (144A) (b)	3,170,538	2,983,856
Bear Stearns Asset-Backed Securities Trust
22.887%, -4.3x 1M LIBOR + 36.250%, 07/25/36 (b)	189,932	186,585
BRAVO Residential Funding Trust
3.125%, 01/29/70 (144A) (d)	5,849,095	5,167,117
Citigroup Mortgage Loan Trust
6.170%, 09/25/62 (144A) (d)	4,811,444	4,713,446
Countrywide Home Loan Reperforming Loan REMIC Trust
3.752%, 03/25/35 (144A) † (b) (j)	2,324,470	120,477
CSMC Mortgage-Backed Trust
13.563%, -5.5x 1M LIBOR + 30.525%, 02/25/36 (b)	517,668	458,046
CSMC Trust
1.796%, 12/27/60 (144A) (b)	2,001,802	1,862,099
2.000%, 10/25/60 (144A) (b)	1,169,472	1,025,506
3.937%, 09/27/60 (144A)	5,360,000	5,018,473
Flagstar Mortgage Trust
3.500%, 04/25/48 (144A) (b)	100,732	99,087

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust
3.524%, 1M LIBOR + 0.440%, 06/25/45 (b)	588,262	$542,356
GSMPS Mortgage Loan Trust
3.484%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	806,501	667,891
HarborView Mortgage Loan Trust
4.084%, 1M LIBOR + 2.000%, 10/25/37 (b)	622,385	598,508
IndyMac INDX Mortgage Loan Trust
3.804%, 1M LIBOR + 0.720%, 01/25/35 (b)	529,837	419,507
JPMorgan Mortgage Trust
6.500%, 01/25/36	63,084	35,178
Legacy Mortgage Asset Trust
3.250%, 06/25/60 (144A) (d)	2,234,089	2,177,879
3.844%, 10/25/66 (144A) (d)	2,770,000	2,442,604
Lehman XS Trust
3.484%, 1M LIBOR + 0.400%, 08/25/46 (b)	871,156	795,109
MASTR Seasoned Securitization Trust
3.385%, 10/25/32 (b)	47,975	47,526
Merrill Lynch Mortgage Investors Trust
3.070%, 05/25/34 (b)	28,227	25,812
3.793%, 08/25/33 (b)	196,830	180,419
Morgan Stanley Mortgage Loan Trust
3.404%, 1M LIBOR + 0.320%, 01/25/35 (b)	266,380	241,599
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,390,720
3.500%, 12/25/58 (144A) (b)	3,130,662	2,933,932
3.750%, 11/25/58 (144A) (b)	3,936,939	3,697,563
4.250%, 09/25/56 (144A) (b)	5,781,976	5,419,197
NovaStar Mortgage Funding Trust
0.391%, 1M LIBOR + 0.380%, 09/25/46 (b)	260,122	248,930
Prime Mortgage Trust
5.500%, 05/25/35 (144A)	67,776	67,437
RBSGC Mortgage Loan Trust
3.534%, 1M LIBOR + 0.450%, 01/25/37 (b)	355,170	128,410
Residential Accredit Loans, Inc. Trust
2.634%, 11/25/37 (b)	1,881,464	1,667,392
Residential Asset Securitization Trust
5.750%, 02/25/36	815,655	759,798
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	3,913,999	3,825,990
4.250%, 05/25/60 (144A) (b)	4,710,000	4,089,376
Sequoia Mortgage Trust
2.713%, 6M LIBOR + 0.680%, 06/20/33 (b)	44,355	42,200
3.722%, 07/25/45 (144A) (b)	4,699	4,376
Structured Adjustable Rate Mortgage Loan Trust
3.550%, 01/25/35 (b)	124,504	119,651
3.663%, 09/25/35 (b)	331,334	256,817
4.064%, 1M LIBOR + 1.500%, 09/25/37 (b)	2,027,285	1,873,556
Structured Asset Mortgage Investments Trust
3.504%, 1M LIBOR + 0.420%, 05/25/46 (b)	102,003	65,719
3.644%, 1M LIBOR + 0.560%, 02/25/36 (b)	2,045,596	1,774,113
Towd Point Mortgage Trust
3.396%, 06/25/57 (144A) (b)	2,900,000	2,310,932
5.334%, 1M LIBOR + 2.250%, 05/25/58 (144A) (b)	1,220,000	1,160,193
Verus Securitization Trust
4.910%, 06/25/67 (144A) (d)	3,447,088	3,279,864

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
1.902%, 12M MTA + 0.798%, 03/25/47 (b)	812,414	715,468
2.792%, 09/25/36 (b)	269,309	236,778
3.596%, -1x 1M LIBOR + 6.680%, 04/25/37 (b) (j)	7,074,700	1,191,635
3.624%, 1M LIBOR + 0.540%, 12/25/45 (b)	179,035	168,873
4.044%, 1M LIBOR + 0.960%, 12/25/45 (b)	5,654,776	3,617,516
4.162%, 08/25/33 (b)	473,270	456,332

		124,712,758

Commercial Mortgage-Backed Securities—3.9%
BAMLL Re-REMIC Trust
5.809%, 08/10/45 (144A) (b)	8,243,600	2,390,644
BFLD Trust
7.018%, 1M LIBOR + 4.200%, 10/15/35 (144A) (b)	2,960,000	2,700,584
BX Commercial Mortgage Trust
3.667%, 03/11/44 (144A) (b)	9,066,697	6,575,600
CFK Trust
3.573%, 03/15/39 (144A) (b)	4,800,000	3,878,746
Credit Suisse Commercial Mortgage Trust
10.168%, 1M LIBOR + 7.350%, 07/15/32 (144A) (b)	10,905,000	9,107,872
Credit Suisse Mortgage Capital Certificates
5.468%, 1M LIBOR + 2.650%, 05/15/36 (144A) (b)	10,620,000	10,173,709
Credit Suisse Mortgage Capital LLC
4.373%, 09/15/37 (144A)	6,620,000	4,885,592
Credit Suisse Mortgage Trust
3.160%, 12/15/41 (144A)	7,420,000	6,137,567
9.818%, 1M LIBOR + 7.000%, 12/15/22 (144A) (b)	18,325,391	18,128,168
GS Mortgage Securities Corp. II
4.818%, 1M LIBOR + 2.000%, 05/15/26 (144A) (b)	1,540,000	1,425,171
5.318%, 1M LIBOR + 2.500%, 05/15/26 (144A) (b)	1,540,000	1,404,154
JPMorgan Chase Commercial Mortgage Securities Trust
6.723%, 02/15/51 (b)	88,483	78,900
7.083%, 1M LIBOR + 4.265%, 11/15/38 (144A) (b)	3,760,000	3,422,503
MHC Trust
4.768%, 1M LIBOR + 1.950%, 05/15/38 (144A) (b)	5,620,000	5,281,976
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (b)	188,504	91,231
5.450%, 08/12/48 (144A) (b)	21,568	10,438
6.193%, 09/12/49 (b)	44,918	44,132
6.222%, 09/12/49 (b)	62,075	60,983
Multifamily Trust
0.388%, 04/25/46 (144A) (b)	2,410,401	2,410,401
SMR Mortgage Trust
8.845%, TSFR + 6.000%, 02/15/39 (144A) (b)	2,864,834	2,695,326
Soho Trust
2.787%, 08/10/38 (144A) (b)	3,330,000	2,351,963
Waikiki Beach Hotel Trust
4.848%, 1M LIBOR + 2.030%, 12/15/33 (144A) (b)	1,860,000	1,759,558
Waterfall Commercial Mortgage Trust
4.104%, 09/14/22 (144A) (b)	337,824	319,136

		85,334,354

Total Mortgage-Backed Securities (Cost $228,601,294)		210,047,112

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—8.3%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	$6,414,272

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust
3.824%, 1M LIBOR + 0.740%, 01/25/34 (b)	8,770	8,060
WaMu Asset-Backed Certificates Trust
3.254%, 1M LIBOR + 0.170%, 07/25/47 (b)	7,027,992	5,210,839

		5,218,899

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust
4.067%, 10/15/37 (b)	419,678	383,186
4.868%, 04/15/37 (b)	430,958	398,170
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	1,374,279	1,251,948

		2,033,304

Asset-Backed - Other—6.9%
American Money Management Corp. CLO, Ltd.
8.550%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	5,769,099
Apidos CLO
9.460%, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	5,490,000	4,781,433
Applebee’s Funding LLC / IHOP Funding LLC
4.194%, 06/05/49 (144A)	2,970,000	2,814,039
Barings CLO, Ltd.
8.390%, 3M LIBOR + 5.680%, 01/20/32 (144A) (b)	5,740,000	4,785,226
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	1,112,274	622,905
Benefit Street Partners CLO IV, Ltd.
6.310%, 3M LIBOR + 3.600%, 01/20/32 (144A) (b)	3,120,000	2,779,299
Canyon Capital CLO, Ltd.
8.922%, 3M LIBOR + 6.410%, 04/15/34 (144A) (b)	750,000	576,807
Carlyle Global Market Strategies, CLO Ltd.
3.955%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,007,081	8,787,560
Carlyle U.S. CLO, Ltd.
6.410%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	8,500,000	7,191,672
Cathedral Lake VI, Ltd.
9.993%, 3M LIBOR + 7.210%, 04/25/34 (144A) (b)	2,650,000	2,167,994
Catskill Park CLO, Ltd.
8.710%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	6,189,296
Cook Park CLO, Ltd.
8.140%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	601,563
Countrywide Revolving Home Equity Loan Resecuritization Trust
3.118%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	33,546	33,344
CVP CLO, Ltd. 5.360%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,000,000	3,409,092
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	2,976,082	2,682,337
Dryden 75 CLO, Ltd. 9.112%, 3M LIBOR + 6.600%, 04/15/34 (144A) (b)	7,200,000	6,030,662
Dryden Senior Loan Fund 9.110%, 3M LIBOR + 6.400%, 04/20/34 (144A) (b)	2,790,000	2,314,509
FNA VI LLC 1.350%, 01/10/32 (144A)	1,012,358	925,290

Asset-Backed - Other—(Continued)
Fortress Credit BSL XII, Ltd. 9.642%, 3M LIBOR + 7.130%, 10/15/34 (144A) (b)	2,250,000	1,851,993
Golub Capital Partners CLO 53B, Ltd. 9.410%, 3M LIBOR + 6.700%, 07/20/34 (144A) (b)	3,640,000	3,023,038
Greenwood Park CLO, Ltd. 7.462%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	5,884,509
Greywolf CLO IV, Ltd. 6.391%, 3M TSFR + 3.910%, 04/17/34 (144A) (b)	4,090,000	3,562,357
HalseyPoint CLO, Ltd. 10.910%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	2,770,000	2,199,707
LCM, Ltd. 8.210%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	3,850,000	2,879,303
Long Beach Mortgage Loan Trust 3.274%, 1M LIBOR + 0.520%, 01/21/31 (b)	4,959	4,845
Marathon CLO 14, Ltd. 6.010%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	2,729,240
Midocean Credit CLO VII 6.392%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,350,200
Neuberger Berman Loan Advisers CLO 44, Ltd. 8.740%, 3M LIBOR + 6.000%, 10/16/34 (144A) (b)	4,570,000	3,902,977
Oaktree CLO, Ltd. 6.559%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	4,474,276
Ocean Trails CLO X 10.082%, 3M LIBOR + 7.570%, 10/15/34 (144A) (b)	5,290,000	4,412,659
Palmer Square Loan Funding, Ltd. 5.400%, 3M TSFR + 5.400%, 04/15/31 (144A) (b)	5,270,000	5,022,310
Peace Park CLO, Ltd. 8.710%, 3M LIBOR + 6.000%, 10/20/34 (144A) (b)	3,770,000	3,221,065
RR 18, Ltd. 8.762%, 3M LIBOR + 6.250%, 10/15/34 (144A) (b)	7,070,000	5,993,395
Saranac CLO III, Ltd. 6.852%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	3,814,785
Sculptor CLO XXVI, Ltd. 9.960%, 3M LIBOR + 7.250%, 07/20/34 (144A) (b)	4,370,000	3,636,434
Structured Asset Securities Corp. Mortgage Loan Trust 3.304%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,546,304	65,546
Symphony CLO, Ltd.
3.700%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,189,882
7.940%, 3M LIBOR + 5.200%, 04/16/31 (144A) (b)	1,890,000	1,475,858
TCI-Symphony CLO, Ltd.
5.555%, 3M LIBOR + 3.100%, 10/13/32 (144A) (b)	1,720,000	1,496,966
9.205%, 3M LIBOR + 6.750%, 10/13/32 (144A) (b)	7,640,000	6,215,736
Thrust Engine Leasing Trust 4.163%, 07/15/40 (144A)	1,523,662	1,272,544
Venture CLO, Ltd. 8.252%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	2,780,220
Voya CLO, Ltd.
8.532%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	2,510,709
9.660%, 3M LIBOR + 6.950%, 04/20/34 (144A) (b)	2,360,000	1,985,709
WhiteHorse, Ltd. 6.162%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	5,394,837
Z Capital Credit Partners CLO, Ltd. 6.712%, 3M LIBOR + 4.200%, 07/15/33 (144A) (b)	4,290,000	3,791,785

		151,605,012

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—0.8%
Education Funding LLC 3.133%, 3M LIBOR + 0.350%, 04/25/33 (144A) (b)	3,366,593	$2,496,124
National Collegiate Student Loan Trust 3.374%, 1M LIBOR + 0.290%, 01/25/33 (b)	2,740,699	2,570,731
Navient Private Education Refi Loan Trust 2.500%, 09/16/69 (144A)	4,470,000	3,476,149
SMB Private Education Loan Trust
1.590%, 01/15/53 (144A)	4,222,671	3,679,502
3.860%, 01/15/53 (144A)	6,240,000	5,579,205

		17,801,711

Total Asset-Backed Securities (Cost $210,973,142)		183,073,198

U.S. Treasury & Government Agencies—8.2%

Agency Sponsored Mortgage - Backed—8.2%
Connecticut Avenue Securities Trust (CMO)
5.184%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	631,334	627,878
5.381%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	6,140,000	5,564,374
6.484%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	10,583,329
7.184%, 1M LIBOR + 4.100%, 07/25/39 (144A) (b)	1,722,597	1,705,232
7.434%, 1M LIBOR + 4.350%, 04/25/31 (144A) (b)	5,000,000	5,006,331
Fannie Mae 15 Yr. Pool 2.000%, 07/01/36	4,492,490	3,963,123
Fannie Mae 20 Yr. Pool
2.000%, 08/01/41	4,527,456	3,792,459
2.500%, 07/01/41	2,576,791	2,216,405
Fannie Mae 30 Yr. Pool
2.000%, 06/01/51	13,446,435	10,952,572
2.000%, 08/01/51	2,713,378	2,210,693
2.500%, 04/01/51	8,376,077	7,079,491
2.500%, 09/01/51	368,867	314,271
2.500%, 10/01/51	1,633,355	1,380,597
2.500%, 03/01/52	5,263,466	4,444,365
3.000%, 06/01/51	15,696,660	13,739,466
3.500%, 08/01/45	18,547,331	17,044,076
4.000%, 03/01/52	4,416,778	4,107,741
4.500%, 04/01/48	1,191,058	1,155,257
4.500%, 04/01/49	47,127	45,600
4.500%, 10/01/49	26,305	25,441
7.000%, 05/01/26	311	312
7.000%, 07/01/30	184	185
7.000%, 07/01/31	912	929
7.000%, 09/01/31	852	857
7.000%, 10/01/31	964	963
7.000%, 11/01/31	13,663	13,883
7.000%, 01/01/32	4,367	4,384
7.500%, 01/01/30	203	214
7.500%, 02/01/30	219	219
7.500%, 06/01/30	28	28
7.500%, 08/01/30	56	56
7.500%, 09/01/30	273	280
7.500%, 10/01/30	9	9
7.500%, 11/01/30	7,192	7,280

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.500%, 02/01/31	604	604
8.000%, 08/01/27	73	73
8.000%, 07/01/30	198	211
8.000%, 09/01/30	294	298
Fannie Mae Connecticut Avenue Securities (CMO)
6.634%, 1M LIBOR + 3.550%, 07/25/30 (b)	6,050,000	6,027,308
7.334%, 1M LIBOR + 4.250%, 01/25/31 (b)	3,230,000	3,275,028
Fannie Mae Pool 4.500%, 08/01/58	82,658	79,963
Fannie Mae REMICS (CMO)
3.434%, 1M LIBOR + 0.350%, 05/25/34 (b)	40,334	39,919
4.500%, 06/25/29	42,932	42,579
Freddie Mac 20 Yr. Pool 3.000%, 06/01/35	2,828,815	2,590,201
Freddie Mac 30 Yr. Gold Pool 7.000%, 03/01/39	38,084	40,814
Freddie Mac 30 Yr. Pool
2.000%, 09/01/51	10,820,443	8,796,260
4.000%, 07/01/49	6,382,133	6,027,085
4.500%, 02/01/47	1,797,105	1,733,224
Freddie Mac STACR REMIC Trust (CMO)
5.281%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	7,664,413
5.331%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,240,000	3,761,704
5.384%, 1M LIBOR + 2.300%, 01/25/50 (144A) (b)	2,210,000	2,023,734
6.784%, 1M LIBOR + 3.700%, 12/25/30 (144A) (b)	4,580,000	4,515,490
6.834%, 1M LIBOR + 3.750%, 08/25/50 (144A) (b)	75,867	75,849
8.184%, 1M LIBOR + 5.100%, 06/25/50 (144A) (b)	4,856,973	4,905,546
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
7.534%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	8,997,831
7.584%, 1M LIBOR + 4.500%, 02/25/24 (b)	1,304,026	1,307,131
8.234%, 1M LIBOR + 5.150%, 10/25/29 (b)	8,310,000	8,706,979
Ginnie Mae I 30 Yr. Pool
5.500%, 01/15/34	18,713	19,606
5.500%, 04/15/34	5,109	5,354
5.500%, 07/15/34	29,854	31,274
5.500%, 10/15/34	30,398	30,954
5.750%, 10/15/38	23,849	24,418
6.000%, 02/15/33	652	697
6.000%, 03/15/33	2,051	2,158
6.000%, 06/15/33	1,315	1,377
6.000%, 07/15/33	2,870	2,984
6.000%, 09/15/33	1,093	1,119
6.000%, 10/15/33	1,472	1,527
6.500%, 03/15/29	445	460
6.500%, 02/15/32	329	341
6.500%, 03/15/32	274	283
6.500%, 11/15/32	573	599
7.000%, 03/15/31	58	58
Ginnie Mae II 30 Yr. Pool
2.000%, 07/20/51	2,650,557	2,220,610
2.500%, 03/20/51	2,996,511	2,586,338
2.500%, 05/20/51	326,169	278,345
3.500%, 12/20/50	2,892,695	2,654,908
4.500%, 11/20/50	1,178,871	1,144,283
4.500%, 12/20/50	192,695	187,006

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.500%, 03/20/34	2,995	$3,129
6.000%, 05/20/32	3,928	4,100
6.000%, 11/20/33	4,783	5,023
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (j)	2,952,461	30
0.068%, 03/16/47 (b) (j)	1,932,311	2,694
0.618%, 07/16/58 (b) (j)	1,176,881	36,451
Government National Mortgage Association (CMO) 3.000%, 04/20/41	37,032	36,730
Multifamily Connecticut Avenue Securities Trust
6.334%, 1M LIBOR + 3.250%, 10/25/49 (144A) (b)	2,770,023	2,626,542
6.834%, 1M LIBOR + 3.750%, 03/25/50 (144A) (b)	3,930,000	3,671,342

Total U.S. Treasury & Government Agencies (Cost $201,953,052)		182,181,284

Foreign Government—2.9%

Municipal—0.2%
Ciudad Autonoma De Buenos Aires 7.500%, 06/01/27	4,520,000	3,914,998

Regional Government—0.5%
Provincia de Buenos Aires 5.250%, 09/01/37 (144A) (d)	24,455,990	7,581,357
Provincia de Cordoba 6.990%, 06/01/27 (144A) (d)	5,515,415	3,482,984

		11,064,341

Sovereign—2.2%
Angolan Government International Bond 8.750%, 04/14/32 (144A)	1,520,000	1,124,040
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	2,570,000	2,107,197
Brazilian Government International Bond 6.000%, 04/07/26 (a)	2,970,000	3,015,477
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/26 (EUR)	3,430,000	3,136,824
Dominican Republic International Bonds
5.500%, 02/22/29 (144A)	2,100,000	1,807,567
6.000%, 02/22/33 (144A) (a)	3,800,000	3,088,095
Gabon Government International Bond 7.000%, 11/24/31 (144A)	2,600,000	1,707,004
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	9,599,000,000	595,822
7.000%, 05/15/27 (IDR)	223,092,000,000	14,643,567
8.375%, 09/15/26 (IDR)	66,608,000,000	4,587,696
Ivory Coast Government International Bond 4.875%, 01/30/32 (144A) (EUR)	1,630,000	1,066,734
Jordan Government International Bond 7.750%, 01/15/28 (144A) (a)	5,480,000	5,172,846
Mexico Government International Bond 4.125%, 01/21/26 (a)	4,280,000	4,146,488

Sovereign—(Continued)
Panama Government International Bond 4.500%, 04/01/56	2,700,000	1,821,753
Peruvian Government International Bond 2.783%, 01/23/31 (a)	2,530,000	2,003,224

		50,024,334

Total Foreign Government (Cost $80,962,006)		65,003,673

Convertible Preferred Stocks—0.8%

Banks—0.3%
Wells Fargo & Co., Series L 7.500%	4,965	5,977,860

Pipelines—0.5%
MPLX L.P. 8.462% (d) (e) (g)	329,615	11,924,210

Total Convertible Preferred Stocks (Cost $16,310,779)		17,902,070

Convertible Bonds—0.6%

Airlines—0.0%
Spirit Airlines, Inc.
1.000%, 05/15/26	43,000	36,615

Entertainment—0.2%
DraftKings, Inc.
Zero Coupon, 03/15/28	7,270,000	4,692,330

Leisure Time—0.0%
Liberty TripAdvisor Holdings, Inc.
0.500%, 06/30/51	740,000	526,510

Media—0.2%
Dish Network Corp.
3.375%, 08/15/26	7,320,000	5,036,160

Real Estate Investment Trusts—0.2%
Apollo Commercial Real Estate Finance, Inc.
5.375%, 10/15/23	3,210,000	3,123,731
Blackstone Mortgage Trust, Inc.
5.500%, 03/15/27	110,000	93,569

		3,217,300

Total Convertible Bonds (Cost $16,933,775)		13,508,915

Preferred Stocks—0.2%

Capital Markets—0.2%
B Riley Financial, Inc.
5.250%, 08/31/28	68,700	1,448,196

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Capital Markets—(Continued)
B Riley Financial, Inc.
5.500%, 08/31/28	76,800	$1,836,288

Total Preferred Stocks (Cost $3,637,500)		3,284,484

Common Stocks—0.1%

Auto Components—0.0%
Lear Corp. (a)	399	47,756

Chemicals—0.0%
LyondellBasell Industries NV - Class A	23	1,733

Media—0.0%
Cengage Learning, Inc. (k)	10,995	131,940

Oil, Gas & Consumable Fuels—0.1%
Ascent CNR Corp. - Class A (k)	1,399,556	27,991
Berry Corp. (a)	170,615	1,279,613

		1,307,604

Total Common Stocks (Cost $2,222,896)		1,489,033

Municipals—0.0%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $311,002)	314,237	315,317

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (e) (g) (k)	1,246,000	0
Sino-Forest Corp. (e) (g) (k)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $1,576,092; collateralized by U.S. Treasury Note at 0.875%, maturing 01/31/24, with a market value of $1,607,486.	1,575,948	1,575,948

Total Short-Term Investments (Cost $1,575,948)		1,575,948

Securities Lending Reinvestments (l)—18.9%
Security Description	Principal Amount*	Value

Certificates of Deposit—9.8%
Bank of Montreal (Chicago)
3.540%, FEDEFF PRV + 0.460%, 03/02/23 (b)	5,000,000	$5,000,000
Bank of Nova Scotia
3.210%, SOFR + 0.250%, 02/17/23 (b)	5,000,000	4,997,699
3.470%, SOFR + 0.510%, 03/15/23 (b)	5,000,000	5,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (b)	2,000,000	2,000,913
3.640%, SOFR + 0.680%, 08/16/23 (b)	2,000,000	2,002,676
Barclays Bank plc
3.290%, SOFR + 0.330%, 10/20/22 (b)	5,000,000	5,000,275
3.350%, SOFR + 0.370%, 03/21/23 (b)	5,000,000	4,998,340
3.430%, SOFR + 0.450%, 10/07/22 (b)	7,000,000	7,000,308
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (b)	10,000,000	9,998,800
3.470%, SOFR + 0.510%, 03/15/23 (b)	5,000,000	5,001,590
Canadian Imperial Bank of Commerce (NY)
3.210%, SOFR + 0.250%, 02/03/23 (b)	10,000,000	9,999,082
3.460%, SOFR + 0.500%, 03/03/23 (b)	12,000,000	12,008,597
Citibank N.A.
3.360%, SOFR + 0.380%, 03/27/23 (b)	6,000,000	5,999,112
Commonwealth Bank of Australia
3.340%, SOFR + 0.380%, 03/30/23 (b)	1,000,000	1,000,000
3.350%, SOFR + 0.390%, 11/17/22 (b)	2,000,000	2,000,424
Credit Agricole Corp. & Investment Bank (NY)
3.690%, 12/21/22	3,000,000	3,000,474
Credit Agricole S.A.
3.450%, FEDEFF PRV + 0.370%, 11/18/22 (b)	5,000,000	5,000,780
Credit Industriel et Commercial
3.340%, SOFR + 0.380%, 10/25/22 (b)	5,000,000	5,000,585
3.390%, SOFR + 0.430%, 01/06/23 (b)	4,000,000	4,001,836
Credit Industriel et Commercial (NY)
3.170%, SOFR + 0.210%, 11/08/22 (b)	5,000,000	4,999,945
3.310%, SOFR + 0.350%, 10/12/22 (b)	4,000,000	4,000,184
Credit Suisse (NY)
3.370%, FEDEFF PRV + 0.290%, 10/12/22 (b)	1,000,000	1,000,026
3.370%, FEDEFF PRV + 0.290%, 10/17/22 (b)	2,000,000	2,000,064
Mitsubishi UFJ Trust and Banking Corp.
3.520%, SOFR + 0.560%, 02/14/23 (b)	6,000,000	6,005,370
Mizuho Bank, Ltd.
3.310%, SOFR + 0.330%, 10/11/22 (b)	2,000,000	1,999,812
MUFG Bank Ltd. (NY)
3.490%, SOFR + 0.510%, 02/17/23 (b)	5,000,000	5,004,335
National Australia Bank, Ltd.
3.360%, SOFR + 0.400%, 11/04/22 (b)	2,000,000	2,000,000
Natixis S.A.
3.410%, SOFR + 0.450%, 06/21/23 (b)	2,000,000	1,999,895
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (b)	3,000,000	3,001,338
3.460%, SOFR + 0.500%, 02/13/23 (b)	2,000,000	2,001,586
Nordea Bank Abp (NY)
3.440%, SOFR + 0.460%, 02/13/23 (b)	4,000,000	4,002,668
3.510%, SOFR + 0.550%, 02/21/23 (b)	5,000,000	5,005,350
Norinchukin Bank
3.250%, SOFR + 0.270%, 11/21/22 (b)	2,000,000	2,000,114
Oversea-Chinese Banking Corp., Ltd.
3.410%, SOFR + 0.430%, 12/06/22 (b)	8,000,000	8,002,768
Rabobank (London)
3.510%, SOFR + 0.530%, 05/16/23 (b)	4,000,000	4,000,000

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Royal Bank of Canada
3.210%, SOFR + 0.250%, 01/11/23 (b)	6,000,000	$6,000,714
3.640%, FEDEFF PRV + 0.560%, 04/10/23 (b)	2,000,000	2,001,958
Standard Chartered Bank (NY)
3.480%, FEDEFF PRV + 0.400%, 12/23/22 (b)	2,000,000	2,000,508
3.610%, FEDEFF PRV + 0.530%, 01/17/23 (b)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp.
3.360%, SOFR + 0.400%, 11/02/22 (b)	5,000,000	5,001,140
3.370%, SOFR + 0.410%, 03/06/23 (b)	5,000,000	5,001,110
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.500%, SOFR + 0.540%, 01/10/23 (b)	2,000,000	2,001,936
Svenska Handelsbanken AB
3.330%, SOFR + 0.350%, 10/13/22 (b)	9,000,000	9,000,513
3.580%, SOFR + 0.600%, 04/12/23 (b)	3,000,000	3,003,996
Toronto-Dominion Bank (The)
3.230%, SOFR + 0.250%, 02/09/23 (b)	8,000,000	7,999,490
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (b)	5,000,000	5,002,300
Westpac Banking Corp.
3.190%, SOFR + 0.230%, 02/17/23 (b)	7,000,000	6,997,830
3.510%, SOFR + 0.550%, 02/22/23 (b)	2,000,000	2,001,916

		216,034,919

Commercial Paper—0.9%
Australia & New Zealand Banking Group, Ltd.
3.380%, SOFR + 0.420%, 12/19/22 (b)	5,000,000	5,001,745
Macquarie Bank Ltd.
3.420%, SOFR + 0.440%, 11/16/22 (b)	4,000,000	4,001,088
3.560%, SOFR + 0.580%, 02/03/23 (b)	5,000,000	5,004,690
Skandinaviska Enskilda Banken AB
3.370%, SOFR + 0.390%, 11/03/22 (b)	5,000,000	5,000,800

		19,008,323

Repurchase Agreements—7.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $3,009,829; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $3,060,840.	3,000,000	3,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $4,001,023; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $4,090,203.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $45,026,863; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $46,014,784.	45,000,000	45,000,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $32,019,911; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $35,073,602.	32,000,000	32,000,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $44,296,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $45,181,950.	44,285,143	44,285,143
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $400,252; collateralized by various Common Stock with an aggregate market value of $445,439.	400,000	400,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $3,000,750; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $3,062,040.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,600,409; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,777,703.	1,600,000	1,600,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $2,000,527; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $10,606,534; collateralized by various Common Stock with an aggregate market value of $11,791,982.	10,600,000	10,600,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $8,002,101; collateralized by various Common Stock with an aggregate market value of $8,802,310.	8,000,000	8,000,000

		153,885,143

Time Deposit—0.9%
National Bank of Canada
3.120%, OBFR + 0.050%, 10/07/22 (b)	20,000,000	20,000,000

Mutual Funds—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (m)	2,000,000	2,000,000

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
HSBC U.S. Government Money Market Fund, Class I 2.940% (m)	5,000,000	$5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $415,871,541)		415,928,385

Total Purchased Options—0.5% (n) (Cost $5,904,124)		11,643,341
Total Investments—114.9% (Cost $2,857,015,951)		2,538,388,235
Unfunded Loan Commitments—(0.0)% (Cost $(591,972))		(591,972)
Net Investments—114.8% (Cost $2,856,423,979)		2,537,796,263
Other assets and liabilities (net)—(14.9)%		(327,642,066)

Net Assets—100.0%		$2,210,154,197

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $12,390,618, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $433,319,586 and the collateral received consisted of cash in the amount of $415,868,116 and non-cash collateral with a value of $35,077,120. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.8% of net assets.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	Interest only security.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(m)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $1,080,537,753, which is 48.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Countrywide Home Loan Reperforming Loan REMIC Trust, 3.752%, 03/25/35	01/08/15	$2,324,470	$338,501	$120,477
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,519	2,946,627
Massachusetts Mutual Life Insurance Co., 4.900%, 04/01/77	03/20/17-03/21/17	6,285,000	6,262,764	5,072,196
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/11	931,574	960,686	0
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,492,373	85
Par Pharmaceutical, Inc., 7.500%, 04/01/27	05/31/22-06/09/22	3,240,000	2,496,783	2,559,661
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39	05/19/16	216,000	280,623	235,199
Uniquify, Inc., 6.000%, 06/15/24	06/28/21	1,505,000	1,505,000	1,456,373

				$12,390,618

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	45,656,204	CBNA	10/18/22	USD	31,278,563	$(2,070,570)
CAD	3,340,000	CBNA	10/18/22	USD	2,572,644	(154,805)
CAD	9,480,000	CBNA	10/18/22	USD	7,292,420	(429,810)
CAD	10,850,000	CBNA	10/18/22	USD	8,357,243	(502,884)
CAD	26,824,655	CBNA	10/18/22	USD	20,725,543	(1,307,066)
CNH	41,610,000	JPMC	10/18/22	USD	6,011,659	(182,890)
CNH	38,190,000	MSCS	10/18/22	USD	5,528,140	(178,448)
CNY	440,000	JPMC	10/18/22	USD	62,345	(282)
CNY	3,940,000	JPMC	10/18/22	USD	554,930	816
CNY	19,550,000	JPMC	10/18/22	USD	2,770,103	(12,531)
EUR	6,030,000	CBNA	10/18/22	USD	6,010,819	(95,452)
EUR	1,235,000	MSCS	10/18/22	USD	1,203,279	8,243
EUR	14,510,000	MSCS	10/18/22	USD	14,470,888	(236,731)
GBP	2,040,000	GSBU	10/18/22	USD	2,413,467	(135,018)
GBP	2,040,000	GSBU	10/18/22	USD	2,406,557	(128,108)
GBP	4,080,000	GSBU	10/18/22	USD	4,813,890	(256,991)
GBP	7,010,000	GSBU	10/18/22	USD	8,261,902	(432,525)
GBP	4,330,000	MSCS	10/18/22	USD	5,053,740	(217,620)
GBP	5,140,000	MSCS	10/18/22	USD	6,044,524	(303,725)
IDR	18,003,110,000	CBNA	10/18/22	USD	1,210,863	(29,080)
IDR	161,985,690,000	JPMC	10/18/22	USD	10,678,028	(44,758)
JPY	5,324,898,649	BNP	10/18/22	USD	39,359,805	(2,520,434)
JPY	1,288,841,000	GSBU	10/18/22	USD	9,235,713	(319,094)
MXN	110,810,000	GSBU	10/18/22	USD	5,239,491	248,491
MXN	120,800,000	GSBU	10/18/22	USD	5,722,813	259,935
MXN	132,100,000	GSBU	10/18/22	USD	6,191,646	350,746
MXN	24,424,000	MSCS	10/18/22	USD	1,212,402	(2,778)
MXN	26,450,000	MSCS	10/18/22	USD	1,274,722	35,242
MXN	27,460,000	MSCS	10/18/22	USD	1,320,055	39,931
MXN	27,830,000	MSCS	10/18/22	USD	1,339,540	38,770
MXN	29,211,000	MSCS	10/18/22	USD	1,391,946	54,759
MXN	32,576,000	MSCS	10/18/22	USD	1,617,400	(4,039)
MXN	35,435,000	MSCS	10/18/22	USD	1,716,230	38,726
MXN	50,520,000	MSCS	10/18/22	USD	2,405,835	96,222
MXN	72,520,000	MSCS	10/18/22	USD	3,486,155	105,475
MXN	73,010,000	MSCS	10/18/22	USD	3,433,466	182,431
NOK	430,519,976	MSCS	10/18/22	USD	42,699,301	(3,158,892)

Contracts to Deliver
AUD	13,930,800	CBNA	10/18/22	USD	9,614,899	702,841
BRL	4,066,794	GSBU	10/18/22	USD	725,332	(25,915)
CAD	3,020,970	MSCS	10/11/22	USD	2,366,975	180,031
CAD	4,412,880	CBNA	10/12/22	USD	3,455,905	261,339
CAD	1,498,070	CBNA	10/12/22	USD	1,175,676	91,195
CAD	1,397,660	CBNA	10/12/22	USD	1,095,517	83,724
CAD	4,468,400	GSBU	10/17/22	USD	3,490,937	256,234
CNH	79,800,000	CBNA	10/18/22	USD	11,779,507	601,046
CNY	13,210,000	CBNA	10/18/22	USD	1,967,824	104,523
CNY	10,220,000	CBNA	10/18/22	USD	1,524,827	83,273
CNY	2,640,000	CBNA	10/18/22	USD	393,267	20,889
CNY	19,550,000	JPMC	01/18/23	USD	2,759,935	(9,985)
CNY	3,940,000	JPMC	01/18/23	USD	553,643	(4,592)
CNY	440,000	JPMC	01/18/23	USD	62,116	(225)
EUR	30,868,974	BNP	10/18/22	USD	31,292,778	1,010,638

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	6,190,000	BNP	10/18/22	USD	6,290,011	$217,686
EUR	6,190,000	BNP	10/18/22	USD	6,272,965	200,640
EUR	4,890,000	CBNA	10/18/22	USD	4,908,205	111,167
GBP	43,884,930	GSBU	10/18/22	USD	52,902,405	3,887,901
GBP	6,240,000	GSBU	10/18/22	USD	6,965,159	(4,215)
GBP	3,040,000	GSBU	10/18/22	USD	3,364,297	(31,040)
GBP	2,388,000	GSBU	10/18/22	USD	2,549,781	(117,345)
GBP	3,550,000	MSCS	10/18/22	USD	4,162,063	197,115
IDR	153,236,770,000	CBNA	10/18/22	USD	10,142,085	83,123
IDR	122,739,754,172	MSCS	10/18/22	USD	8,170,667	113,628
IDR	161,985,690,000	JPMC	01/18/23	USD	10,618,531	17,836
INR	2,000	JPMC	10/18/22	USD	25	1
JPY	483,930,000	BNP	10/18/22	USD	3,713,473	365,489
JPY	236,483,000	GSBU	10/18/22	USD	1,644,411	8,345
JPY	1,218,190,000	MSCS	10/18/22	USD	8,631,520	203,688
MXN	183,353,394	CBNA	10/17/22	USD	8,692,000	(390,454)
MXN	240,638,332	MSCS	10/18/22	USD	11,461,643	(456,225)
MXN	79,370,000	MSCS	10/18/22	USD	3,876,665	(54,218)
MXN	75,690,000	MSCS	10/18/22	USD	3,756,514	7,887
MXN	75,300,000	MSCS	10/18/22	USD	3,709,725	(19,587)
MXN	74,200,000	MSCS	10/18/22	USD	3,590,995	(83,838)
MXN	67,910,000	MSCS	10/18/22	USD	3,287,645	(75,670)
MXN	61,920,000	MSCS	10/18/22	USD	2,936,783	(129,870)
MXN	53,960,000	MSCS	10/18/22	USD	2,636,697	(35,729)
MXN	51,700,000	MSCS	10/18/22	USD	2,510,931	(49,566)
MXN	49,470,000	MSCS	10/18/22	USD	2,394,881	(55,173)
MXN	42,633,000	MSCS	10/18/22	USD	2,106,748	(4,696)
MXN	32,810,000	MSCS	10/18/22	USD	1,613,373	(11,577)
MXN	28,640,000	MSCS	10/18/22	USD	1,400,818	(17,608)
MXN	28,590,000	MSCS	10/18/22	USD	1,421,391	5,441
MXN	27,387,000	MSCS	10/18/22	USD	1,357,364	994
MXN	25,381,000	MSCS	10/18/22	USD	1,254,287	(2,734)
MXN	18,150,000	MSCS	10/18/22	USD	866,555	(32,343)
MXN	11,630,062	MSCS	10/18/22	USD	555,904	(20,087)
NOK	94,870,526	BNP	10/18/22	USD	9,529,124	815,894
NZD	2,981,769	CBNA	10/18/22	USD	1,827,373	158,537

Net Unrealized Depreciation						$(3,106,331)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	09/19/23	17	USD	4,063,638	$(40,411)
90 Day Euro Dollar Futures	12/18/23	3,726	USD	889,675,650	(18,141,825)
90 Day Euro Dollar Futures	12/19/22	1,175	USD	279,973,125	(7,333,180)
Australian 10 Year Treasury Bond Futures	12/15/22	202	AUD	23,657,531	(416,977)
U.S. Treasury Note 10 Year Futures	12/20/22	634	USD	71,047,625	(1,464,253)
U.S. Treasury Note 2 Year Futures	12/30/22	2,821	USD	579,406,956	(9,289,463)
U.S. Treasury Note 5 Year Futures	12/30/22	299	USD	32,144,836	(1,115,124)
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	612	USD	72,512,438	(3,626,192)
U.S. Treasury Ultra Long Bond Futures	12/20/22	2,565	USD	351,405,000	(31,553,764)
United Kingdom Long Gilt Bond Futures	12/28/22	318	GBP	30,655,200	(4,885,396)

Futures Contracts—Short
Euro-Buxl 30 Year Bond Futures	12/08/22	(25)	EUR	(3,666,000)	336,010
U.S. Treasury Long Bond Futures	12/20/22	(14)	USD	(1,769,688)	150,257

Net Unrealized Depreciation					$(77,380,318)

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	GBP	1.190	MSCS	10/07/22	25,000,000	USD	25,000,000	$279,950	$1,548,550	$1,268,600
USD Put/CAD Call	CAD	1.267	MSCS	10/07/22	5,511,000	USD	5,511,000	40,440	6	(40,434)
USD Put/CAD Call	CAD	1.268	CGM	10/11/22	8,037,000	USD	8,037,000	61,081	8	(61,073)
USD Put/CAD Call	CAD	1.265	CGM	10/11/22	2,672,000	USD	2,672,000	20,200	2	(20,198)
USD Put/CAD Call	CAD	1.267	CGM	10/11/22	2,672,000	USD	2,672,000	20,296	2	(20,294)
USD Put/CAD Call	CAD	1.270	GSC	10/14/22	8,150,000	USD	8,150,000	61,590	33	(61,557)
USD Put/MXN Call	MXN	20.623	CGM	10/13/22	21,200,000	USD	21,200,000	321,392	565,277	243,885

Totals								$804,949	$2,113,878	$1,308,929

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Futures	USD	99.000	12/18/23	48	USD	120,000	$11,501	$5,700	$(5,801)
Put - S&P 500 Index E-Mini Futures	USD	3,600.000	10/21/22	137	USD	6,850	258,388	695,275	436,887
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	11/18/22	139	USD	6,950	462,467	762,763	300,296
Put - S&P 500 Index E-Mini Futures	USD	3,400.000	11/18/22	182	USD	9,100	676,057	728,000	51,943
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	12/16/22	524	USD	26,200	2,665,213	5,921,200	3,255,987
Put - S&P 500 Index E-Mini Futures	USD	3,500.000	12/16/22	202	USD	10,100	1,025,549	1,416,525	390,976

Totals							$5,099,175	$9,529,463	$4,430,288

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	GBP	1.150	MSCS	10/07/22	(50,000,000)	USD	(50,000,000)	$(214,850)	$(1,566,650)	$(1,351,800)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Futures	USD	96.500	12/19/22	(479)	USD	(1,197,500)	$(316,332)	$(29,938)	$286,394
Put - S&P 500 Index E-Mini Futures	USD	3,300.000	10/21/22	(137)	USD	(6,850)	(176,100)	(154,125)	21,975
Put - S&P 500 Index E-Mini Futures	USD	3,300.000	12/16/22	(386)	USD	(19,300)	(862,852)	(1,616,375)	(753,523)

Totals							$(1,355,284)	$(1,800,438)	$(445,154)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$(5,209,116)	$414,273	$(5,623,389)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(4,981,396)	328,757	(5,310,153)
Pay	CPURNSA	Annually	3.370%	Annually	11/18/26	USD	38,410,000	(466,984)	339,255	(806,239)
Receive	CPURNSA	Annually	3.970%	Annually	11/18/23	USD	38,410,000	1,061,633	(81,425)	1,143,058
Receive	SOFR	Annually	1.520%	Annually	11/20/26	USD	43,650,000	2,589,360	(74,826)	2,664,186
Receive	SOFR	Annually	2.510%	Annually	02/15/48	USD	11,792,000	1,374,137	214,341	1,159,796
Receive	SOFR	Annually	2.620%	Annually	02/15/48	USD	10,680,000	1,045,505	(2,091)	1,047,596
Receive	SOFR	Annually	2.650%	Annually	08/15/47	USD	29,594,000	2,794,002	339,837	2,454,165
Receive	SOFR	Annually	3.050%	Annually	02/15/48	USD	10,150,000	241,737	312,888	(71,151)

Totals								$(1,551,122)	$1,791,009	$(3,342,131)

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39	(5.000%)	Quarterly	12/20/27	6.087%	USD	33,959,100	$1,423,396	$1,389,215	$34,181
General Motors Co., 4.875%, due 10/02/23	(5.000%)	Quarterly	06/20/26	2.077%	USD	13,700,000	(1,312,953)	(1,988,867)	675,914

Totals							$110,443	$(599,652)	$710,095

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co., 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	3.811%	USD	13,700,000	$507,626	$1,479,751	$(972,125)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.870%	EUR	11,300,000	$(31,049)	$(115,256)	$84,207

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 0.875%, due 01/16/23	1.000%	Quarterly	12/20/24	MSCS	1.381%	EUR	11,300,000	$(90,208)	$60,411	$(150,619)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $532,966 have been received at the custodian bank as collateral for forward foreign currency exchange contracts, OTC swap contracts and OTC option contracts.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(GSBU)—	Goldman Sachs Bank USA
(GSC)—	Goldman Sachs & Co.
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$1,003,885,965	$—	$1,003,885,965
Total Floating Rate Loans (Less Unfunded Loan Commitments of $591,972)*	—	427,957,538	—	427,957,538
Total Mortgage-Backed Securities*	—	210,047,112	—	210,047,112
Total Asset-Backed Securities*	—	183,073,198	—	183,073,198
Total U.S. Treasury & Government Agencies*	—	182,181,284	—	182,181,284
Total Foreign Government*	—	65,003,673	—	65,003,673
Convertible Preferred Stocks
Banks	5,977,860	—	—	5,977,860
Pipelines	—	—	11,924,210	11,924,210
Total Convertible Preferred Stocks	5,977,860	—	11,924,210	17,902,070
Total Convertible Bonds*	—	13,508,915	—	13,508,915
Total Preferred Stocks*	3,284,484	—	—	3,284,484

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$47,756	$—	$—	$47,756
Chemicals	—	1,733	—	1,733
Media	—	131,940	—	131,940
Oil, Gas & Consumable Fuels	1,279,613	27,991	—	1,307,604
Total Common Stocks	1,327,369	161,664	—	1,489,033
Total Municipals*	—	315,317	—	315,317
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	1,575,948	—	1,575,948
Securities Lending Reinvestments
Certificates of Deposit	—	216,034,919	—	216,034,919
Commercial Paper	—	19,008,323	—	19,008,323
Repurchase Agreements	—	153,885,143	—	153,885,143
Time Deposit	—	20,000,000	—	20,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	408,928,385	—	415,928,385
Purchased Options
Foreign Currency Options at Value	—	2,113,878	—	2,113,878
Options on Exchange-Traded Futures Contracts at Value	9,529,463	—	—	9,529,463
Total Purchased Options	9,529,463	2,113,878	—	11,643,341
Total Net Investments	$27,119,176	$2,498,752,877	$11,924,210	$2,537,796,263

Collateral for Securities Loaned (Liability)	$—	$(415,868,116)	$—	$(415,868,116)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,250,892	$—	$11,250,892
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(14,357,223)	—	(14,357,223)
Total Forward Contracts	$—	$(3,106,331)	$—	$(3,106,331)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$486,267	$—	$—	$486,267
Futures Contracts (Unrealized Depreciation)	(77,866,585)	—	—	(77,866,585)
Total Futures Contracts	$(77,380,318)	$—	$—	$(77,380,318)
Written Options
Foreign Currency Options at Value	$—	$(1,566,650)	$—	$(1,566,650)
Options on Exchange-Traded Futures Contracts at Value	(1,800,438)	—	—	(1,800,438)
Total Written Options	$(1,800,438)	$(1,566,650)	$—	$(3,367,088)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,178,896	$—	$9,178,896
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(12,783,057)	—	(12,783,057)
Total Centrally Cleared Swap Contracts	$—	$(3,604,161)	$—	$(3,604,161)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(121,257)	$—	$(121,257)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—87.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—39.6%
Fannie Mae 20 Yr. Pool
2.000%, 11/01/41	4,289,303	$3,590,283
2.000%, 12/01/41	188,853	158,076
2.500%, 10/01/40	5,865,420	5,060,200
2.500%, 03/01/41	516,935	446,204
2.500%, 04/01/41	1,751,652	1,509,737
2.500%, 05/01/41	1,930,088	1,662,390
2.500%, 04/01/42	3,008,458	2,576,324
3.000%, 07/01/35	472,111	432,437
3.000%, 02/01/36	736,511	673,289
3.000%, 04/01/36	555,002	507,354
3.000%, 07/01/36	1,160,192	1,069,121
3.000%, 08/01/36	6,072,140	5,595,533
3.000%, 10/01/36	2,407,140	2,218,179
3.000%, 12/01/36	1,983,957	1,828,224
3.000%, 12/01/37	444,400	401,338
3.000%, 06/01/38	615,598	567,493
3.000%, 05/01/42	6,491,705	5,765,055
3.500%, 12/01/34	137,941	129,482
3.500%, 01/01/35	95,407	89,556
3.500%, 02/01/37	158,959	148,433
3.500%, 03/01/37	108,174	101,623
3.500%, 12/01/37	174,252	162,693
3.500%, 08/01/39	167,980	156,912
3.500%, 02/01/40	675,277	628,545
3.500%, 06/01/42	2,473,656	2,276,734
4.500%, 11/01/31	237,613	229,587
4.500%, 12/01/31	287,786	278,069
Fannie Mae 30 Yr. Pool
2.000%, 08/01/50	149,366	121,843
2.000%, 09/01/50	226,441	184,891
2.000%, 10/01/50	1,385,833	1,130,087
2.000%, 12/01/50	2,874,187	2,339,034
2.000%, 01/01/51	7,351,895	5,997,890
2.000%, 02/01/51	7,519,935	6,135,688
2.000%, 03/01/51	11,624,816	9,483,880
2.000%, 04/01/51	7,695,566	6,268,815
2.000%, 05/01/51	9,211,229	7,495,777
2.000%, 07/01/51	275,184	223,880
2.000%, 08/01/51	1,018,305	829,220
2.000%, 10/01/51	746,337	607,079
2.000%, 11/01/51	1,150,124	935,529
2.000%, 01/01/52	2,405,077	1,954,468
2.000%, 02/01/52	2,800,564	2,275,244
2.000%, 03/01/52	1,652,621	1,347,555
2.500%, 06/01/50	472,939	400,421
2.500%, 09/01/50	887,309	750,592
2.500%, 10/01/50	2,100,387	1,784,807
2.500%, 11/01/50	810,109	686,340
2.500%, 12/01/50	239,328	203,506
2.500%, 01/01/51	343,411	291,186
2.500%, 02/01/51	2,039,998	1,728,747
2.500%, 03/01/51	5,856,536	4,911,423
2.500%, 04/01/51	1,194,336	1,012,167
2.500%, 05/01/51	2,383,996	2,025,187
2.500%, 06/01/51	2,921,857	2,473,738

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.500%, 07/01/51	2,978,388	2,532,816
2.500%, 08/01/51	918,977	777,596
2.500%, 09/01/51	5,228,015	4,431,101
2.500%, 10/01/51	6,362,165	5,371,193
2.500%, 11/01/51	1,565,863	1,330,836
2.500%, 12/01/51	7,157,576	6,060,254
2.500%, 01/01/52	3,334,270	2,825,984
2.500%, 02/01/52	10,194,872	8,591,215
2.500%, 03/01/52	3,550,727	2,992,756
2.500%, 04/01/52	386,279	325,925
3.000%, 09/01/42	1,280,620	1,148,587
3.000%, 06/01/43	177,019	158,364
3.000%, 07/01/43	433,495	387,933
3.000%, 10/01/43	423,945	379,143
3.000%, 01/01/45	370,538	332,316
3.000%, 08/01/46	393,189	350,142
3.000%, 09/01/46	1,240,937	1,105,045
3.000%, 10/01/46	567,903	504,512
3.000%, 02/01/47	90,060	80,292
3.000%, 08/01/47	43,268	38,515
3.000%, 11/01/48	3,892,123	3,462,536
3.000%, 01/01/50	1,060,110	931,255
3.000%, 02/01/50	12,700,503	11,279,233
3.000%, 03/01/50	7,144,572	6,322,485
3.000%, 08/01/50	916,743	804,694
3.000%, 11/01/50	865,121	763,669
3.000%, 05/01/51	676,582	593,860
3.000%, 06/01/51	584,521	515,866
3.000%, 08/01/51	2,146,538	1,901,735
3.000%, 09/01/51	1,043,624	914,821
3.000%, 10/01/51	2,171,391	1,904,112
3.000%, 11/01/51	2,761,099	2,434,544
3.000%, 12/01/51	847,901	749,995
3.000%, 01/01/52	3,489,075	3,071,546
3.000%, 02/01/52	1,255,074	1,102,312
3.000%, 03/01/52	6,737,070	5,954,295
3.000%, 04/01/52	585,939	511,464
3.500%, 12/01/42	168,904	155,202
3.500%, 03/01/43	1,060,669	978,139
3.500%, 08/01/44	282,636	259,741
3.500%, 02/01/45	167,361	153,725
3.500%, 12/01/46	1,728,397	1,591,309
3.500%, 03/01/47	142,613	130,495
3.500%, 06/01/49	10,655,745	9,745,255
3.500%, 03/01/50	176,497	160,439
3.500%, 07/01/51	4,858,061	4,597,109
3.500%, 09/01/51	150,026	135,744
3.500%, 12/01/51	731,804	660,596
3.500%, 01/01/52	1,335,014	1,211,629
3.500%, 03/01/52	1,835,003	1,662,440
3.500%, 04/01/52	4,841,056	4,374,327
3.500%, 05/01/52	6,176,874	5,591,682
4.000%, 02/01/40	325,793	308,185
4.000%, 06/01/42	2,799,849	2,668,720
4.000%, 07/01/42	748,007	713,582

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/43	6,177,866	$5,888,748
4.000%, 10/01/43	3,035,216	2,884,337
4.000%, 09/01/44	477,901	454,190
4.000%, 05/01/48	3,727,056	3,521,989
4.000%, 10/01/48	2,040,632	1,927,836
4.000%, 07/01/50	501,381	471,551
4.000%, 05/01/52	1,277,588	1,191,290
4.000%, 06/01/52	3,830,689	3,570,506
4.000%, 07/01/52	6,129,097	5,702,004
4.500%, 10/01/41	1,826,139	1,786,824
4.500%, 10/01/44	589,651	577,702
4.500%, 01/01/45	48,360	47,377
4.500%, 05/01/46	377,885	370,236
4.500%, 06/01/47	176,920	171,892
4.500%, 07/01/47	681,380	659,580
4.500%, 08/01/47	40,626	39,065
4.500%, 06/01/48	238,875	232,283
4.500%, 07/01/48	507,500	494,895
4.500%, 08/01/48	828,032	803,886
4.500%, 11/01/48	448,955	434,990
4.500%, 02/01/49	172,398	166,800
4.500%, 08/01/49	182,537	176,996
4.500%, 09/01/49	2,683,442	2,604,790
4.500%, 11/01/49	672,621	655,093
4.500%, 03/01/50	467,806	451,407
4.500%, 04/01/50	135,745	130,002
4.500%, 06/01/52	878,725	839,482
4.500%, 07/01/52	5,597,906	5,349,185
5.000%, 07/01/33	79,359	78,741
5.000%, 09/01/33	97,179	97,621
5.000%, 10/01/35	276,315	277,772
5.000%, 03/01/36	424,335	427,671
5.000%, 01/01/39	3,694	3,724
5.000%, 12/01/39	6,166	6,195
5.000%, 05/01/40	15,204	15,041
5.000%, 07/01/40	11,935	12,028
5.000%, 11/01/40	295,970	298,306
5.000%, 01/01/41	29,469	29,056
5.000%, 02/01/41	23,521	22,950
5.000%, 04/01/41	29,659	29,749
5.000%, 05/01/41	733,308	737,573
5.000%, 06/01/41	66,368	66,824
5.000%, 07/01/41	596,014	600,673
6.000%, 04/01/33	35,159	36,817
6.000%, 02/01/34	5,710	5,900
6.000%, 11/01/35	54,774	57,554
6.000%, 08/01/37	130,748	137,363
6.500%, 03/01/26	312	323
6.500%, 04/01/29	33,790	34,824
7.000%, 02/01/29	291	291
7.000%, 01/01/30	1,448	1,452
7.000%, 10/01/37	2,655	2,660
7.000%, 11/01/37	12,607	12,707
7.000%, 12/01/37	7,398	7,521
7.000%, 02/01/38	2,648	2,663

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 11/01/38	27,179	28,367
7.000%, 02/01/39	367,136	395,828
8.000%, 05/01/28	264	263
8.000%, 07/01/32	664	682
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (a)	658,200	103,183
4.000%, 04/25/42 (a)	966,702	163,742
4.500%, 11/25/39 (a)	549,183	112,170
Fannie Mae Pool
2.149%, 02/01/32 (b)	438,623	362,170
2.500%, 10/01/50	469,163	386,485
2.500%, 05/01/51	485,126	399,331
2.500%, 01/01/52	489,021	400,699
2.500%, 09/01/61	5,642,958	4,739,835
2.930%, 06/01/30	153,163	138,945
3.250%, 05/01/29	97,951	91,396
3.450%, 03/01/29	96,186	90,867
3.500%, 08/01/42	3,017,995	2,780,927
3.500%, 09/01/42	214,985	198,090
3.500%, 10/01/42	1,513,243	1,393,506
4.000%, 10/01/42	836,387	792,042
4.000%, 11/01/42	575,439	544,827
4.000%, 07/01/43	21,612	20,460
4.000%, 08/01/43	538,826	510,162
4.500%, 08/01/58	867,910	839,608
4.500%, 01/01/59	1,767,937	1,710,221
6.500%, 12/01/27	1,237	1,236
6.500%, 05/01/32	4,223	4,302
Fannie Mae REMIC Trust (CMO)
3.874%, 01/25/43 (b)	121,986	115,843
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (c)	167,855	147,099
3.066%, -1x 1M LIBOR + 6.150%, 03/25/42 (a) (b)	2,730,438	142,447
3.066%, -1x 1M LIBOR + 6.150%, 12/25/42 (a) (b)	273,690	25,984
3.466%, -1x 1M LIBOR + 6.550%, 10/25/41 (a) (b)	1,805,191	129,134
3.566%, -1x 1M LIBOR + 6.650%, 03/25/42 (a) (b)	660,229	44,806
5.500%, 07/25/41	3,231,199	3,305,465
5.500%, 04/25/42	742,331	758,390
6.000%, 05/25/42	423,997	442,953
6.500%, 06/25/39	20,770	21,301
6.500%, 07/25/42	837,503	889,127
Fannie Mae-ACES
2.232%, 02/25/27	654,944	606,694
3.061%, 05/25/27 (b)	184,449	173,779
Freddie Mac 15 Yr. Pool
3.000%, 09/01/32	206,858	192,786
3.500%, 04/01/33	1,920,967	1,821,313
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/38	382,755	345,878
Freddie Mac 20 Yr. Pool
1.500%, 10/01/41	742,528	593,538
1.500%, 11/01/41	94,171	75,275
2.000%, 09/01/41	3,000,537	2,511,548
2.000%, 01/01/42	5,061,772	4,236,781
2.500%, 04/01/41	165,458	142,713

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Pool
3.500%, 01/01/38	2,071,700	$1,922,381
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	493,721	438,878
3.500%, 06/01/46	281,197	258,564
4.000%, 07/01/43	1,810,279	1,722,701
4.000%, 08/01/43	1,564,162	1,487,691
4.500%, 06/01/38	549,025	537,630
4.500%, 04/01/47	300,211	289,796
4.500%, 05/01/47	250,516	242,875
4.500%, 06/01/47	468,351	452,485
4.500%, 04/01/49	251,910	244,731
5.000%, 08/01/33	8,934	9,000
5.000%, 01/01/40	8,048	8,026
5.000%, 04/01/41	9,521	9,607
5.000%, 04/01/44	17,348	17,352
6.500%, 09/01/39	98,876	102,192
8.000%, 09/01/30	1,497	1,565
Freddie Mac 30 Yr. Pool
2.000%, 11/01/50	926,886	756,060
2.000%, 02/01/51	2,390,960	1,958,326
2.000%, 03/01/51	3,669,422	2,992,256
2.000%, 04/01/51	2,261,627	1,847,389
2.000%, 05/01/51	3,864,784	3,155,544
2.000%, 06/01/51	4,975,370	4,046,935
2.000%, 08/01/51	1,186,195	964,291
2.000%, 11/01/51	2,094,824	1,702,175
2.000%, 01/01/52	97,355	79,065
2.000%, 02/01/52	576,834	468,647
2.500%, 06/01/50	131,263	111,421
2.500%, 10/01/50	1,226,394	1,039,402
2.500%, 11/01/50	4,011,841	3,405,028
2.500%, 12/01/50	4,347,294	3,687,975
2.500%, 01/01/51	1,249,509	1,059,833
2.500%, 02/01/51	558,782	471,655
2.500%, 03/01/51	1,652,719	1,387,941
2.500%, 05/01/51	172,260	147,370
2.500%, 07/01/51	5,423,771	4,597,140
2.500%, 08/01/51	3,215,110	2,720,027
2.500%, 09/01/51	2,789,057	2,354,326
2.500%, 11/01/51	9,835,065	8,323,057
2.500%, 01/01/52	23,459,576	19,851,405
2.500%, 02/01/52	1,252,809	1,059,022
2.500%, 03/01/52	683,063	576,770
3.000%, 10/01/46	285,543	254,036
3.000%, 09/01/48	1,196,772	1,057,255
3.000%, 09/01/49	3,480,446	3,096,767
3.000%, 11/01/49	766,215	678,550
3.000%, 01/01/50	150,488	132,509
3.000%, 03/01/50	66,451	58,457
3.000%, 05/01/50	191,991	169,796
3.000%, 02/01/51	267,369	235,197
3.000%, 06/01/51	87,703	77,102
3.000%, 10/01/51	573,847	504,064
3.000%, 01/01/52	2,733,626	2,390,249
3.000%, 04/01/52	1,085,025	950,754

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 07/01/47	4,466,950	4,081,062
3.500%, 01/01/48	90,917	83,158
3.500%, 04/01/52	3,985,212	3,607,976
3.500%, 05/01/52	1,261,690	1,141,616
4.000%, 10/01/51	162,106	150,996
4.000%, 05/01/52	1,071,873	997,419
4.000%, 06/01/52	3,382,638	3,145,626
4.000%, 07/01/52	299,139	278,003
4.500%, 03/01/49	214,106	207,769
4.500%, 07/01/49	379,034	366,179
4.500%, 09/01/50	28,215	27,308
4.500%, 06/01/52	4,289,695	4,114,447
5.000%, 01/01/36	10,891	10,913
5.000%, 06/01/41	1,077,405	1,077,894
5.000%, 07/01/52	1,972,156	1,931,287
6.000%, 10/01/36	304,547	319,943
Freddie Mac ARM Non-Gold Pool
2.097%, 5Y H15 + 1.284%, 03/01/47 (b)	277,461	263,946
2.873%, 12M LIBOR + 1.619%, 11/01/47 (b)	1,078,756	1,039,321
3.008%, 12M LIBOR + 1.628%, 11/01/48 (b)	3,729,749	3,541,742
3.083%, 12M LIBOR + 1.621%, 02/01/50 (b)	1,831,474	1,760,399
Freddie Mac Gold Pool
4.000%, 04/01/43	600,783	569,564
4.000%, 08/01/43	309,516	295,571
Freddie Mac Multifamily Structured Pass-Through Certificates
0.511%, 12/25/28 (a) (b)	63,428,165	1,227,779
0.636%, 01/25/34 (a) (b)	51,753,763	1,979,778
0.656%, 01/25/29 (a) (b)	85,532,954	2,343,817
0.843%, 09/25/27 (a) (b)	16,916,265	513,510
0.939%, 11/25/30 (a) (b)	26,271,624	1,363,581
0.973%, 11/25/30 (a) (b)	34,200,459	1,841,414
3.291%, 03/25/27	4,670,000	4,423,881
Freddie Mac Pool
2.500%, 07/01/51	293,042	240,029
3.500%, 10/01/42	428,140	395,531
3.500%, 02/01/44	171,295	157,719
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	134,770	133,545
6.000%, 05/15/36	198,404	204,730
Freddie Mac STACR REMIC Trust (CMO)
3.281%, SOFR30A + 1.000%, 01/25/42 (144A) (b)	2,912,984	2,829,441
3.581%, SOFR30A + 1.300%, 02/25/42 (144A) (b)	2,998,300	2,945,161
3.781%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	2,270,000	2,060,024
4.381%, SOFR30A + 2.100%, 10/25/33 (144A) (b)	980,000	933,427
4.481%, SOFR30A + 2.200%, 05/25/42 (144A) (b)	1,167,280	1,156,934
4.581%, SOFR30A + 2.300%, 08/25/33 (144A) (b)	1,970,000	1,908,500
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
4.681%, SOFR30A + 2.400%, 02/25/42 (144A) (b)	3,420,000	3,176,326
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	333,389	298,765
3.000%, 10/15/42	1,778,487	1,595,032
3.000%, 11/15/42	644,875	578,563
3.500%, 06/15/48	2,152,303	2,009,476
3.500%, 05/15/50	373,766	346,088
4.000%, 03/15/50	32,529	30,870

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.500%, 06/15/36	169,185	$178,651
6.000%, 03/15/33	364,235	379,809
6.500%, 06/15/31	902	932
6.500%, 08/15/34	69,413	71,729
7.500%, 09/15/29	563	576
8.500%, 06/15/25	4,141	4,222
Ginnie Mae II 30 Yr. Pool
2.000%, 04/20/51	581,494	487,801
2.500%, 10/20/49	417,532	362,400
2.500%, 10/20/51	3,478,000	2,999,382
2.500%, 11/20/51	186,374	160,714
2.500%, 08/20/52	16,302,952	14,041,199
2.500%, TBA (d)	6,200,000	5,326,551
3.000%, 11/20/46	181,716	162,546
3.000%, 09/20/47	58,041	52,014
3.000%, 11/20/47	73,498	66,023
3.000%, 12/20/47	778,846	697,796
3.000%, 01/20/50	646,751	572,279
3.000%, 02/20/51	117,063	104,357
3.000%, 09/20/51	9,505,631	8,446,050
3.000%, 11/20/51	5,849,193	5,186,462
3.000%, 01/20/52	98,654	89,486
3.000%, 02/20/52	2,730,420	2,424,350
3.000%, 03/20/52	1,156,438	1,025,897
3.000%, 04/20/52	2,658,350	2,324,816
3.000%, TBA (d)	8,600,000	7,599,242
3.500%, 06/20/44	706,500	656,085
3.500%, 03/20/45	55,002	50,939
3.500%, 01/20/46	144,714	134,072
3.500%, 03/20/46	770,187	712,055
3.500%, 04/20/46	403,028	372,460
3.500%, 05/20/46	188,350	174,162
3.500%, 06/20/46	321,187	296,848
3.500%, 07/20/46	193,635	178,922
3.500%, 09/20/46	17,748	16,398
3.500%, 05/20/47	2,563,630	2,368,753
3.500%, 09/20/48	488,747	449,815
3.500%, 02/20/49	15,355	14,140
3.500%, 10/20/49	123,348	110,774
3.500%, 01/20/50	1,256,027	1,151,399
3.500%, 02/20/50	159,684	146,164
3.500%, 07/20/50	196,980	180,935
3.500%, 02/20/52	11,075,812	10,116,657
3.500%, 03/20/52	493,089	445,104
3.500%, 06/20/52	597,148	543,265
3.500%, TBA (d)	300,000	272,848
4.000%, 09/20/45	339,494	319,893
4.000%, 11/20/45	2,815,422	2,678,849
4.000%, 08/20/46	2,073,827	1,968,439
4.000%, 06/20/47	931,857	884,465
4.000%, 07/20/47	158,218	150,177
4.000%, 11/20/47	446,663	423,967
4.000%, 12/20/47	172,890	164,106
4.000%, 02/20/48	161,411	153,492
4.000%, 03/20/48	442,987	420,484

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 04/20/48	154,359	146,470
4.000%, 08/20/48	1,740,542	1,648,388
4.000%, 09/20/48	482,356	455,094
4.000%, 11/20/49	86,472	80,181
4.000%, 01/20/50	141,560	136,694
4.000%, 02/20/50	124,978	120,115
4.000%, 03/20/50	60,502	58,701
4.000%, 04/20/50	495,113	475,542
4.000%, TBA (d)	200,000	186,758
4.500%, 01/20/40	203,299	200,888
4.500%, 05/20/40	257,933	254,881
4.500%, 09/20/40	5,768	5,700
4.500%, 01/20/41	49,140	48,981
4.500%, 07/20/41	317,031	313,277
4.500%, 08/20/47	299,117	290,924
4.500%, 04/20/48	461,825	449,062
4.500%, 05/20/48	674,373	655,743
4.500%, 06/20/48	387,053	376,135
4.500%, 07/20/48	63,633	61,799
4.500%, 08/20/48	1,730,701	1,680,423
4.500%, 09/20/48	186,796	181,333
4.500%, 10/20/48	446,611	433,455
4.500%, 01/20/49	1,159,693	1,124,924
4.500%, 03/20/49	320,273	309,667
4.500%, 04/20/49	206,385	199,746
4.500%, 02/20/50	281,556	273,172
4.500%, 03/20/50	186,454	181,101
4.500%, 12/20/50	271,528	263,511
4.500%, TBA (d)	100,000	95,715
5.000%, 07/20/40	208,020	209,376
5.000%, 11/20/48	72,293	71,252
5.000%, 03/20/49	87,927	86,644
5.000%, 12/20/49	134,608	133,124
5.000%, 01/20/50	87,470	86,410
5.000%, 04/20/50	73,068	72,516
5.000%, TBA (d)	400,000	390,377
6.000%, 11/20/34	637	674
6.000%, 06/20/35	951	1,017
6.000%, 07/20/36	49,062	52,675
6.000%, 09/20/36	2,311	2,482
6.000%, 07/20/38	130,083	139,723
6.000%, 09/20/38	311,347	332,999
6.000%, 06/20/39	1,631	1,752
6.000%, 05/20/40	28,063	30,141
6.000%, 06/20/40	87,088	93,498
6.000%, 08/20/40	49,009	52,640
6.000%, 09/20/40	107,886	115,880
6.000%, 10/20/40	52,648	56,544
6.000%, 11/20/40	101,269	108,204
6.000%, 01/20/41	51,470	53,698
6.000%, 03/20/41	361,088	387,839
6.000%, 07/20/41	80,264	86,215
6.000%, 12/20/41	39,447	42,353
6.500%, 10/20/37	122,551	130,167

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
3.000%, 09/20/47	255,595	$224,638
3.500%, 01/20/48	2,085,160	1,886,464
Government National Mortgage Association
0.029%, 03/16/49 (a) (b)	1,988,674	769
0.051%, 10/16/54 (a) (b)	10,723,262	26,620
0.072%, 09/16/46 (a) (b)	9,247,583	92
0.092%, 04/16/54 (a) (b)	14,402,626	120,596
0.128%, 02/16/53 (a) (b)	5,873,842	18,799
0.146%, 02/16/48 (a) (b)	1,044,898	7,423
0.539%, 03/16/60 (a) (b)	2,491,743	89,157
0.630%, 09/16/55 (a) (b)	6,404,553	174,213
0.640%, 02/16/61 (a) (b)	1,383,030	76,705
0.642%, 10/16/58 (a) (b)	11,907,117	448,563
0.707%, 12/16/59 (a) (b)	27,023,343	1,287,514
1.018%, 02/16/46 (a) (b)	3,134,058	80,565
Government National Mortgage Association (CMO)
0.478%, 12M LIBOR + 0.250%, 10/20/68 (b)	1,673,874	1,642,678
2.737%, 1M LIBOR + 0.380%, 12/20/60 (b)	9,409,631	9,317,252
2.757%, 1M LIBOR + 0.400%, 12/20/60 (b)	2,139,264	2,120,331
2.757%, 1M LIBOR + 0.400%, 08/20/70 (b)	60,192	59,617
2.787%, 1M LIBOR + 0.430%, 10/20/64 (b)	3,491,416	3,454,224
2.807%, 1M LIBOR + 0.450%, 07/20/70 (b)	4,851,367	4,710,043
2.837%, 1M LIBOR + 0.480%, 03/20/61 (b)	1,690,468	1,677,345
2.857%, 1M LIBOR + 0.500%, 12/20/60 (b)	17,116,196	16,982,615
2.857%, 1M LIBOR + 0.500%, 07/20/70 (b)	306,741	299,172
2.883%, 1M LIBOR + 1.150%, 05/20/70 (b)	1,104,371	1,098,830
3.000%, 07/20/49	636,686	583,532
3.161%, -1x 1M LIBOR + 6.100%, 08/16/42 (a) (b)	400,432	39,056
3.607%, 1M LIBOR + 1.250%, 04/20/70 (b)	126,586	127,581
3.636%, -1x 1M LIBOR + 6.650%, 01/20/40 (a) (b)	62,919	1,051
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (d)	2,100,000	1,699,852
3.000%, TBA (d)	200,000	174,039
5.500%, TBA (d)	400,000	395,937

		587,856,398

Federal Agencies—39.2%
Fannie Mae Principal Strip
Zero Coupon, 05/15/30	30,000,000	21,834,176
Federal Agricultural Mortgage Corp.
0.260%, 10/02/23	10,000,000	9,615,162
Federal Farm Credit Banks Funding Corp.
0.160%, 02/10/23	10,000,000	9,860,942
0.200%, 01/04/24	10,000,000	9,491,213
0.220%, 09/08/23	15,000,000	14,434,212
0.230%, 01/19/24	15,000,000	14,240,597
0.375%, 01/15/25	10,000,000	9,145,276
0.460%, 11/03/25	10,000,000	8,913,467
0.500%, 12/01/23	30,000,000	28,708,466
0.680%, 12/20/23	10,000,000	9,562,451
0.780%, 06/16/25	10,000,000	9,051,689
0.875%, 11/18/24	5,000,000	4,654,461
1.050%, 11/17/25	10,000,000	9,071,814
1.750%, 02/25/25	22,350,000	21,046,454

Federal Agencies—(Continued)
Federal Farm Credit Banks Funding Corp.
2.600%, 04/05/27	10,000,000	9,365,651
2.625%, 05/16/24	15,000,000	14,624,881
2.700%, 10/26/27	10,000,000	9,357,728
5.480%, 06/27/42	3,000,000	2,827,786
Federal Home Loan Bank
0.125%, 08/28/23	12,000,000	11,553,137
0.375%, 09/04/25	15,000,000	13,450,247
0.500%, 04/14/25	14,000,000	12,707,883
1.750%, 09/12/25	10,000,000	9,308,007
2.125%, 06/09/23	12,700,000	12,512,672
2.500%, 02/13/24	10,000,000	9,772,634
2.750%, 12/13/24	10,000,000	9,665,950
3.000%, 07/08/24	7,000,000	6,844,050
3.250%, 11/16/28 (e)	40,000,000	38,166,605
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	5,504,370
Zero Coupon, 12/17/29	5,562,000	4,107,687
Zero Coupon, 12/15/36	24,765,000	13,241,824
0.125%, 10/16/23	30,000,000	28,739,400
0.250%, 11/06/23	20,000,000	19,124,399
0.250%, 12/04/23	20,000,000	19,082,223
Federal National Mortgage Association
0.625%, 04/22/25	5,000,000	4,556,378
2.625%, 09/06/24	22,000,000	21,338,378
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,253,117
Zero Coupon, 07/15/32	9,000,000	5,908,106
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/26	4,230,000	3,600,445
Zero Coupon, 07/15/27	8,012,000	6,520,841
Zero Coupon, 01/15/29	6,988,000	5,390,178
Zero Coupon, 07/15/29	14,000,000	10,578,062
Zero Coupon, 10/15/29	14,996,000	11,218,221
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	25,000,000	18,347,360
Zero Coupon, 04/15/30	30,000,000	21,704,050
United States Department of Housing and Urban Development
2.668%, 08/01/24	8,000,000	7,749,163
2.738%, 08/01/25	6,000,000	5,724,596
United States International Development Finance Corp.
1.110%, 05/15/29	13,500,000	12,038,177
3.330%, 05/15/33	5,527,550	5,224,078
3.540%, 06/15/30	9,117,889	8,741,938

		582,480,602

U.S. Treasury—8.6%
U.S. Treasury Bonds
2.250%, 05/15/41	4,000,000	3,023,906
2.875%, 05/15/52	6,640,000	5,568,262
U.S. Treasury Notes
0.250%, 06/15/24 (e)	34,000,000	31,756,797
0.375%, 01/31/26	10,000,000	8,808,594
1.125%, 08/31/28	46,000,000	38,943,672

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Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.875%, 07/31/26	42,900,000	$39,432,809

		127,534,040

Total U.S. Treasury & Government Agencies (Cost $1,428,889,428)		1,297,871,040

Foreign Government—7.2%

Sovereign—7.2%
Colombia Government International Bond
5.625%, 02/26/44 (e)	4,840,000	3,200,439
Indonesia Government International Bond
4.750%, 02/11/29	6,280,000	6,045,650
Israel Government AID Bonds
5.500%, 09/18/23	2,000,000	2,018,733
5.500%, 12/04/23	33,000,000	33,361,155
5.500%, 04/26/24	21,550,000	21,839,451
Mexico Government International Bond
4.500%, 04/22/29	12,280,000	11,356,487
Panama Government International Bonds
3.750%, 03/16/25	5,650,000	5,431,679
4.500%, 05/15/47	1,720,000	1,223,905
Peruvian Government International Bonds
3.300%, 03/11/41	3,420,000	2,358,657
3.550%, 03/10/51	1,090,000	728,901
3.600%, 01/15/72	1,580,000	952,692
6.550%, 03/14/37	320,000	327,683
Poland Government International Bonds
3.250%, 04/06/26 (e)	5,010,000	4,715,913
4.000%, 01/22/24	2,858,000	2,815,787
Qatar Government International Bond
5.103%, 04/23/48 (144A)	7,300,000	7,062,604
Uruguay Government International Bond
5.100%, 06/18/50	3,200,000	2,924,757

Total Foreign Government (Cost $124,561,225)		106,364,493

Corporate Bonds & Notes—4.0%

Chemicals—0.1%
Equate Petrochemical B.V.
4.250%, 11/03/26 (144A)	1,540,000	1,450,277

Diversified Financial Services—3.0%
Private Export Funding Corp.
0.300%, 04/28/23 (144A)	25,000,000	24,507,414
3.250%, 06/15/25	20,000,000	19,254,925

		43,762,339

Electric—0.5%
Enel Chile S.A.
4.875%, 06/12/28	4,000,000	3,701,852

Electric—(Continued)
Perusahaan Listrik Negara PT
5.450%, 05/21/28 (144A)	4,000,000	3,813,320

		7,515,172

Oil & Gas—0.4%
Ecopetrol S.A.
5.375%, 06/26/26	4,260,000	3,851,040
Petroleos Mexicanos
6.375%, 01/23/45 (e)	3,610,000	1,994,525

		5,845,565

Total Corporate Bonds & Notes (Cost $64,013,998)		58,573,353

Mortgage-Backed Securities—2.1%

Collateralized Mortgage Obligations—2.1%
Alternative Loan Trust
3.193%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,038,655	785,057
Banc of America Mortgage Trust
3.941%, 07/25/35 (b)	12,476	11,561
CIM Trust
1.425%, 07/25/61 (144A) (b)	2,771,095	2,435,099
Citigroup Mortgage Loan Trust
5.410%, 1Y H15 + 2.400%, 10/25/35 (b)	27,542	26,120
Countrywide Home Loan Reperforming Loan REMIC Trust
3.504%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	205,618	197,563
Credit Suisse Mortgage Capital Certificates Trust
0.938%, 05/25/66 (144A) (b)	1,127,992	873,448
Credit Suisse Mortgage Trust
0.830%, 03/25/56 (144A) (b)	729,959	598,590
1.169%, 03/25/56 (144A) (b)	628,399	518,241
4.303%, 1M LIBOR + 1.750%, 07/25/47 (144A) (b)	38	38
CSMC Trust
1.000%, 10/15/66	2,288,512	2,265,340
1.756%, 10/25/66 (144A) (b)	720,704	597,452
2.000%, 10/25/60 (144A) (b)	932,520	817,723
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (b)	950,000	691,684
GMACM Mortgage Loan Trust
3.602%, 11/19/35 (b)	74,706	69,754
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	1,954,337	1,895,121
4.000%, 05/25/62 (144A) (b)	793,300	708,609
JPMorgan Mortgage Trust
2.736%, 06/25/34 (b)	45,620	42,929
3.500%, 10/25/48 (144A) (b)	429,705	385,070
Legacy Mortgage Asset Trust
2.250%, 07/25/67 (144A) (f)	832,400	762,569
MASTR Adjustable Rate Mortgages Trust
2.320%, 02/25/34 (b)	103,253	88,431
MASTR Reperforming Loan Trust
3.238%, 05/25/35 (144A) (b)	1,966,379	1,138,182
7.000%, 08/25/34 (144A)	209,744	156,423

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Mortgage Loan Trust
2.721%, 07/25/35 (b)	57,510	$50,945
3.224%, 1M LIBOR + 0.140%, 06/25/36 (b)	423,045	96,949
Mortgage Repurchase Agreement Financing Trust
4.469%, 03/30/25 (144A) (b)	2,230,000	2,230,000
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (b)	627,869	536,608
2.750%, 07/25/59 (144A) (b)	1,473,399	1,379,660
3.250%, 09/25/56 (144A) (b)	1,231,814	1,132,685
4.000%, 02/25/57 (144A) (b)	1,081,876	1,030,823
4.000%, 05/25/57 (144A) (b)	1,604,037	1,511,452
4.250%, 12/25/57 (144A) (b)	1,773,980	1,698,347
NovaStar Mortgage Funding Trust
0.391%, 1M LIBOR + 0.380%, 09/25/46 (b)	511,275	489,276
OBX Trust
1.054%, 07/25/61 (144A) (b)	758,459	605,154
Park Capital Management Trust
1.510%, 08/25/56 (144A) (b)	1,702,346	1,400,120
2.071%, 11/25/56 (144A) (b)	885,304	730,842
SACO I Trust
3.487%, 06/25/21 (144A) (b)	36,699	31,906
Structured Asset Mortgage Investments II Trust
3.444%, 1M LIBOR + 0.360%, 07/25/46 (b)	91,786	76,583
Structured Asset Securities Corp.
3.392%, 06/25/35 (144A) (b)	59,329	53,034
3.434%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,314,361	1,224,115
Towd Point Mortgage Trust
3.000%, 04/25/60 (144A) (b)	940,000	720,331
4.984%, 1M LIBOR + 1.900%, 05/25/58 (144A) (b)	950,000	918,084

Total Mortgage-Backed Securities (Cost $34,949,847)		30,981,918

Asset-Backed Securities—0.1%

Asset-Backed - Home Equity—0.0%
Morgan Stanley Mortgage Loan Trust
3.264%, 1M LIBOR + 0.180%, 12/25/36 (b)	116,110	49,513
3.384%, 1M LIBOR + 0.300%, 03/25/36 (b)	54,736	53,664

		103,177

Asset-Backed - Other — 0.1%
Securitized Asset Backed Receivables LLC Trust
3.699%, 1M LIBOR + 0.615%, 01/25/35 (b)	850,084	788,993
Structured Asset Investment Loan Trust
4.284%, 1M LIBOR + 1.200%, 08/25/34 (b)	904,113	873,198
Structured Asset Securities Corp. Mortgage Loan Trust
3.304%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,565,787	117,531

		1,779,722

Total Asset-Backed Securities (Cost $3,884,195)		1,882,899

Short-Term Investment—0.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $359,984; collateralized by U.S. Treasury Note at 0.875%, maturing 01/31/24, with a market value of $367,185.	359,951	359,951

Total Short-Term Investments (Cost $359,951)		359,951

Securities Lending Reinvestments (g)—0.6%

Repurchase Agreements—0.2%
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $1,000,246; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $1,020,251.	1,000,000	1,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $1,022,551.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $200,119; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $204,510.	200,000	200,000
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $490781; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $500,597.	490,660	490,660
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $98012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $100,014.	97,988	97,988
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $100,062; collateralized by various Common Stock with an aggregate market value of $111,245.	100,000	100,000

		2,888,648

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Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.4%
Allspring Government Money Market Fund, Select Class 2.750% (h)	1,000,000	$1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (h)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (h)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $8,888,648)		8,888,648

Total Investments—101.4% (Cost $1,665,547,292)		1,504,922,302
Other assets and liabilities (net)—(1.4)%		(20,074,079)

Net Assets—100.0%		$1,484,848,223

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $13,047,332 and the collateral received consisted of cash in the amount of $8,888,648 and non-cash collateral with a value of $4,908,875. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $78,939,932, which is 5.3% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/22	300	USD	37,921,875	$(2,842,086)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/20/22	(148)	USD	(16,585,250)	591,317
U.S. Treasury Note 5 Year Futures	12/30/22	(6)	USD	(645,047)	7,068

Net Unrealized Depreciation					$(2,243,701)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,297,871,040	$—	$1,297,871,040
Total Foreign Government*	—	106,364,493	—	106,364,493
Total Corporate Bonds & Notes*	—	58,573,353	—	58,573,353
Total Mortgage-Backed Securities*	—	30,981,918	—	30,981,918
Total Asset-Backed Securities*	—	1,882,899	—	1,882,899
Total Short-Term Investment*	—	359,951	—	359,951
Securities Lending Reinvestments
Repurchase Agreements	—	2,888,648	—	2,888,648
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	2,888,648	—	8,888,648
Total Investments	$6,000,000	$1,498,922,302	$—	$1,504,922,302

Collateral for Securities Loaned (Liability)	$—	$(8,888,648)	$—	$(8,888,648)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$598,385	$—	$—	$598,385
Futures Contracts (Unrealized Depreciation)	(2,842,086)	—	—	(2,842,086)
Total Futures Contracts	$(2,243,701)	$—	$—	$(2,243,701)

*	See Schedule of Investments for additional detailed categorizations.

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-290

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including , but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-291